THE DIRECTOR SOLUTION OUTLOOK

SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085

TELEPHONE:    1-800-862-6668 (CONTRACT OWNERS)
              1-800-862-7155 (REGISTERED REPRESENTATIVES)


                                                           [THE HARTFORD LOGO]

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This prospectus describes information you should know before you purchase
Series I and Series IR of The Director Solution Outlook variable annuity. Please read it carefully before you purchase your variable annuity.

The Director Solution Outlook variable annuity is a contract between you and Hartford Life Insurance Company where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

X   Flexible, because you may add Premium Payments at any time.

X Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

X Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.

At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts." These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Funds are part of the following Portfolio companies: FAM Variable Series Funds, Inc., Hartford HLS Series Fund II, Inc., Hartford Series Fund, Inc.

You may also allocate some or all of your Premium Payment to the "Fixed Accumulation Feature," which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

This Contract IS NOT:

-   A bank deposit or obligation

-   Federally insured

-   Endorsed by any bank or governmental agency

This Contract and its features may not be available for sale in all states.
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PROSPECTUS DATED: MAY 1, 2006

STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 2006

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2                                            HARTFORD LIFE INSURANCE COMPANY

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TABLE OF CONTENTS

                                                                                                                            PAGE
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
DEFINITIONS                                                                                                                     3
FEE TABLES                                                                                                                      5
HIGHLIGHTS                                                                                                                      7
GENERAL CONTRACT INFORMATION                                                                                                    9
     Hartford Life Insurance Company                                                                                            9
     The Separate Account                                                                                                       9
     The Funds                                                                                                                  9
PERFORMANCE RELATED INFORMATION                                                                                                13
FIXED ACCUMULATION FEATURE                                                                                                     14
THE CONTRACT                                                                                                                   15
     Purchases and Contract Value                                                                                              15
     Charges and Fees                                                                                                          20
     The Hartford's Principal First                                                                                            22
     Death Benefit                                                                                                             24
     Surrenders                                                                                                                27
ANNUITY PAYOUTS                                                                                                                29
OTHER PROGRAMS AVAILABLE                                                                                                       31
OTHER INFORMATION                                                                                                              32
     Legal Matters                                                                                                             34
     More Information                                                                                                          35
FEDERAL TAX CONSIDERATIONS                                                                                                     36
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                                                                       42
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS                                                             43
APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES                                                                             49
APPENDIX III -- THE HARTFORD'S PRINCIPAL FIRST -- EXAMPLES                                                                     52
APPENDIX IV -- ACCUMULATION UNIT VALUES                                                                                        53


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HARTFORD LIFE INSURANCE COMPANY                                            3

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DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or the Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, adjusted for subsequent Premium Payments and withdrawals.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is issued. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY COMMENCEMENT DATE: The later of the 10th Contract Anniversary or the date the Annuitant reaches age 90, unless you elect an earlier date or we, in our sole discretion, agree to postpone to another date following our receipt of an extension request.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive benefits pursuant to the terms of the Contract upon the death of any Contract Owner, joint Contract Owner or Annuitant.

BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under The Hartford's Principal First. The initial Benefit Amount is your Premium Payments if you elected the benefit upon purchase or your Contract Value on the date we add the benefit to your Contract if you elect the benefit at a later date. The Benefit Amount is referred to as the Guaranteed Remaining Balance in your Contract.

BENEFIT PAYMENT: The maximum guaranteed payment that can be made each Contract Year under The Hartford's Principal First. The initial Benefit Payment is equal to 7% of your Premium Payments if you elect the benefit upon purchase or 7% of your Contract Value on the date we add the benefit to your Contract. The Benefit Payment can never exceed the Benefit Amount. The Benefit Payment is called Guaranteed Annual Withdrawal Benefit in your Contract.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER, OWNER OR YOU: The owner or holder of the Contract described in this prospectus including any joint Owner(s). We do not capitalize "you" in the prospectus.



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4                                            HARTFORD LIFE INSURANCE COMPANY

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CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature is called the Fixed Account.

GENERAL ACCOUNT: The General Account includes our company assets, including any money you have invested in the Fixed Accumulation Feature. The assets in the General Account are available to the creditors of Hartford.

HARTFORD, WE OR OUR: Hartford Life Insurance Company. Only Hartford is a capitalized term in the prospectus.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value, adjusted for subsequent Premium Payments and withdrawals prior to the deceased's 81st birthday or the date of death, if earlier.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

THE HARTFORD'S PRINCIPAL FIRST: An option that can be added at an additional charge where, if elected, you may take withdrawals during the life of the Contract Owner that are guaranteed to equal your total Premium Payments as long as certain conditions are met. The guaranteed amount will be different if you elect this benefit after you purchase your Contract. This benefit is called the Guaranteed Income Benefit in your Contract.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

HARTFORD LIFE INSURANCE COMPANY                                            5

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                                  FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU PURCHASE THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES

Sales Charge Imposed on Purchases (as a percentage of Premium Payments)                                                    None
Contingent Deferred Sales Charge (as a percentage of Premium Payments) (1)
     First Year (2)                                                                                                           6%
     Second Year                                                                                                              5%
     Third Year                                                                                                               4%
     Fourth Year                                                                                                              0%


(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount. We waive the Contingent Deferred Sales Charge on certain types of Surrenders. See the Contingent Deferred Sales Charge in the Charges and Fees Section of this prospectus.

(2) Length of time from each Premium Payment.

CONTRACT OWNER PERIODIC EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

ANNUAL MAINTENANCE FEE (3)                                                                                                  $30
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account Value)
     Mortality and Expense Risk Charge                                                                                       1.45%
     Total Separate Account Annual Expenses                                                                                  1.45%
OPTIONAL CHARGES (as a percentage of average daily Sub-Account Value)
     The Hartford's Principal First Charge (4)                                                                               0.75%
     Optional Death Benefit Charge                                                                                           0.15%
     Earnings Protection Benefit Charge                                                                                      0.20%
     Total Separate Account Annual Expenses with all Optional Charges                                                        2.55%


(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.

(4) While the maximum charge for The Hartford's Principal First is 0.75%, the current charge for this benefit is 0.50%. This charge may increase on or after the 5th anniversary of election. See "The Contract" section for additional information.

THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

                                                                                                          Minimum     Maximum
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
TOTAL ANNUAL FUND OPERATING
Expenses (these are expenses that are deducted from Fund assets, including management fees, Rule 12b-1 distribution
and/or service fees, and other expenses)                                                                    0.67%        1.25%



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6                                            HARTFORD LIFE INSURANCE COMPANY

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EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLE REFLECTS A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES INCLUDING ALL OPTIONAL CHARGES, AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLE DOES NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES, INCOME TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT. IF YOU DO NOT SELECT ALL OF THE OPTIONAL BENEFITS, YOUR EXPENSES WOULD BE LOWER THAN THOSE SHOWN IN THE EXAMPLE.

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A CONTRACT VALUE OF $40,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. OUR AVERAGE CONTRACT VALUE IS $80,000, BUT WE USE A SMALLER CONTRACT VALUE SO THAT WE CAN SHOW YOU THE HIGHEST POSSIBLE DEDUCTIONS. THE EXAMPLE ASSUMES THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT IS SURRENDERED. IF YOUR CONTRACT VALUE IS $50,000 OR MORE, HARTFORD WAIVES THE ANNUAL MAINTENANCE FEE, SO THE EXAMPLE SHOWS CHARGES THAT ARE HIGHER THAN YOU WOULD HAVE TO PAY. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $40,000 CONTRACT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.075%.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

(1) If you Surrender your Contract at the end of the applicable time period:

1 year                                                                                $   965
3 years                                                                               $ 1,591
5 years                                                                               $ 2,027
10 years                                                                              $ 4,161


(2) If you annuitize at the end of the applicable time period:

1 year                                                                                $   390
3 years                                                                               $ 1,196
5 years                                                                               $ 2,019
10 years                                                                              $ 4,152


(3) If you do not Surrender your Contract:

1 year                                                                                $   397
3 years                                                                               $ 1,204
5 years                                                                               $ 2,027
10 years                                                                              $ 4,161

CONDENSED FINANCIAL INFORMATION
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When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see "How is the value of my Contract calculated before the Annuity Commencement Date?" Please refer to Appendix IV for information regarding the minimum and maximum class of Accumulation Unit Values. All classes of Accumulation Unit Values may be obtained, free of charge, by calling us at 1-800-862-6668.

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HARTFORD LIFE INSURANCE COMPANY                                            7

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HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $10,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase(R) Program or are part of certain retirement plans.

> For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract without paying a Contingent Deferred Sales Charge. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM     CONTINGENT DEFERRED
  PREMIUM PAYMENT           SALES CHARGE
---------------------------------------------
         1                        6%
         2                        5%
         3                        4%
     4 or more                    0%

You won't be charged a Contingent Deferred Sales Charge on:

X   The Annual Withdrawal Amount.

X Premium Payments or earnings that have been in your Contract for more than three years.

X   Distributions made due to death.

X Distributions under a program for substantially equal periodic payments made for your life expectancy.

X   Most payments we make to you as part of your Annuity Payout.

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- This charge is deducted daily and is equal to an annual charge of 1.45% of your Contract Value invested in the Sub-Accounts.

- ANNUAL FUND OPERATING EXPENSES -- These are charges for the underlying Funds. See the Funds' prospectuses for more complete information.

- THE HARTFORD'S PRINCIPAL FIRST CHARGE -- The Hartford's Principal First is an option that can be elected at an additional charge. If you elect The Hartford's Principal First, we will deduct an additional charge on a daily basis based on your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

- OPTIONAL DEATH BENEFIT CHARGE -- If you elect the Optional Death Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.

- EARNINGS PROTECTION BENEFIT CHARGE -- If you elect the Earnings Protection Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds.

Charges and fees may have a significant impact on Contract Values and the investment performance of the Sub-Accounts. This impact may be more significant with Contracts with lower Contract Values.

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Options, but only if you selected the variable dollar amount Annuity Payouts.

> You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay a federal income tax penalty.

> You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.

WILL HARTFORD PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner, joint Contract Owner or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. The Death Benefit amount will remain invested in the Sub-Accounts and Fixed Accumulation Feature according to your last instructions and will fluctuate with the performance of the underlying Funds.



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8                                            HARTFORD LIFE INSURANCE COMPANY

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If death occurs before the Annuity Commencement Date, the Death Benefit is the
greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders,

- The Contract Value of your Contract, or

- Your Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT -- If you elect the Optional Death Benefit at an additional charge, the Death Benefit will be the greatest of:

> The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders;

>   The Contract Value of your Contract;

>   Your Maximum Anniversary Value; or

> Your Interest Accumulation Value from the date your Optional Death Benefit is added to your Contract.

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in the states of Washington or New York. Once you elect the Optional Death Benefit, you cannot cancel it.

EARNINGS PROTECTION BENEFIT -- You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington or New York. The Earnings Protection Benefit will not be available if you or your Annuitant is age 76 or older on the date the Earnings Protection Benefit is added to your Contract. Once you elect the Earnings Protection Benefit, you cannot cancel it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the death benefit calculation is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Maximum Anniversary Value, or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

If you or your Annuitant are age 70 through 75 on the date the Earnings Protection Benefit is added to your Contract, the percentage of Contract gain added to your Contract Value is reduced to 25%.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Cash Refund, Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments for a Period Certain. We may make other Annuity Payout Options available at any time.

You must begin to take payouts before the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option.

Depending on the investment allocation of your Contract in effect on the Annuity Commencement Date, we will make Automatic Annuity Payouts that are:

- Fixed dollar amount Automatic Annuity Payouts,

- Variable dollar amount Automatic Annuity Payouts, or

- A combination of fixed dollar amount and variable dollar amount Automatic Annuity Payouts.



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HARTFORD LIFE INSURANCE COMPANY                                            9

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GENERAL CONTRACT INFORMATION

HARTFORD LIFE INSURANCE COMPANY

Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, Connecticut 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on June 2, 1986 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct. However, all obligations under the Contract are general corporate obligations of Hartford.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds without regard to other income, gains or losses of Hartford.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

In a low interest rate environment, yields for Money Market Sub-Accounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and Charges for Optional Benefits (if applicable), may be negative even though the underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a Money Market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a Money Market Sub-Account under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

THE FUNDS

FUNDS                                                         ADVISOR                                OBJECTIVE SUMMARY
-----------------------------------------------------------------------------------------------------------------------------------
MERCURY GLOBAL GROWTH V.I. FUND              Merrill Lynch Investment Managers, L.P.     Long-term growth of capital
   SUB-ACCOUNT which purchases Class I       (dba Mercury Advisors)
   shares of the Mercury Global Growth
   V.I. Fund of the FAM Variable Series
   Funds, Inc.
MERCURY LARGE CAP GROWTH V.I. FUND           Merrill Lynch Investment Managers, L.P.     Long-term capital growth
   SUB-ACCOUNT which purchases Class I       (dba Mercury Advisors)
   shares of the Mercury Large Cap Growth
   V.I. Fund of FAM Variable Series
   Funds, Inc.
HARTFORD ADVISERS HLS FUND SUB-ACCOUNT       HL Investment Advisors, LLC; sub-advised    Maximum long-term total return
   which purchases Class IB shares of        by Wellington Management Company, LLP
   Hartford Advisers HLS Fund of Hartford
   Series Fund, Inc.
HARTFORD CAPITAL APPRECIATION HLS FUND       HL Investment Advisors, LLC; sub-advised    Growth of capital
   SUB-ACCOUNT which purchases Class IB      by Wellington Management Company, LLP
   shares of Hartford Capital
   Appreciation HLS Fund of Hartford
   Series Fund, Inc. (Closed to new and
   subsequent Premium Payments and
   transfers of Contract Value)




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10                                           HARTFORD LIFE INSURANCE COMPANY

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
FUNDS                                                         ADVISOR                                OBJECTIVE SUMMARY
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD DISCIPLINED EQUITY HLS FUND         HL Investment Advisors, LLC; sub-advised    Growth of capital
   SUB-ACCOUNT which purchases Class IB      by Wellington Management Company, LLP
   shares of Hartford Disciplined Equity
   HLS Fund of Hartford Series Fund, Inc.
HARTFORD DIVIDEND AND GROWTH HLS FUND        HL Investment Advisors, LLC; sub-advised    High level of current income consistent
   SUB-ACCOUNT which purchases Class IB      by Wellington Management Company, LLP       with growth of capital
   shares of Hartford Dividend and Growth
   HLS Fund of Hartford Series Fund, Inc.
HARTFORD EQUITY INCOME HLS FUND              HL Investment Advisors, LLC; sub-advised    High level of current income consistent
   SUB-ACCOUNT which purchases Class IB      by Wellington Management Company, LLP       with growth of capital
   shares of Hartford Equity Income HLS
   Fund of Hartford Series Fund, Inc.
HARTFORD FOCUS HLS FUND SUB-ACCOUNT which    HL Investment Advisors, LLC; sub-advised    Long-term capital appreciation
   purchases Class IB shares of Hartford     by Wellington Management Company, LLP
   Focus HLS Fund of Hartford Series
   Fund, Inc.
HARTFORD GLOBAL ADVISERS HLS FUND            HL Investment Advisors, LLC; sub-advised    Maximum long-term total rate of return
   SUB-ACCOUNT which purchases Class IB      by Wellington Management Company, LLP
   shares of Hartford Global Advisers HLS
   Fund of Hartford Series Fund, Inc.
HARTFORD GLOBAL COMMUNICATIONS HLS FUND      HL Investment Advisors, LLC; sub-advised    Long-term capital appreciation
   SUB-ACCOUNT which purchases Class IB      by Wellington Management Company, LLP
   shares of Hartford Global
   Communications HLS Fund of Hartford
   Series Fund, Inc. (Closed to new and
   subsequent Premium Payments and
   transfers of Contract Value)
HARTFORD GLOBAL FINANCIAL SERVICES HLS       HL Investment Advisors, LLC; sub-advised    Long-term capital appreciation
   FUND SUB-ACCOUNT which purchases Class    by Wellington Management Company, LLP
   IB shares of Hartford Global Financial
   Services HLS Fund of Hartford Series
   Fund, Inc. (Closed to new and
   subsequent Premium Payments and
   transfers of Contract Value)
HARTFORD GLOBAL HEALTH HLS FUND              HL Investment Advisors, LLC; sub-advised    Long-term capital appreciation
   SUB-ACCOUNT which purchases Class IB      by Wellington Management Company, LLP
   shares of Hartford Global Health HLS
   Fund of Hartford Series Fund, Inc.
   (Closed to new and subsequent Premium
   Payments and transfers of Contract
   Value)
HARTFORD GLOBAL LEADERS HLS FUND             HL Investment Advisors, LLC; sub-advised    Growth of capital
   SUB-ACCOUNT which purchases Class IB      by Wellington Management Company, LLP
   shares of Hartford Global Leaders HLS
   Fund of Hartford Series Fund, Inc.



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HARTFORD LIFE INSURANCE COMPANY                                           11

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
FUNDS                                                         ADVISOR                                OBJECTIVE SUMMARY
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL TECHNOLOGY HLS FUND          HL Investment Advisors, LLC; sub-advised    Long-term capital appreciation
   SUB-ACCOUNT which purchases Class IB      by Wellington Management Company, LLP
   shares of Hartford Global Technology
   HLS Fund of Hartford Series Fund, Inc.
   (Closed to new and subsequent Premium
   Payments and transfers of Contract
   Value)
HARTFORD GROWTH HLS FUND SUB-ACCOUNT         HL Investment Advisors, LLC; sub-advised    Long-term capital appreciation
   which purchases Class IB shares of        by Wellington Management Company, LLP
   Hartford Growth HLS Fund of Hartford
   Series Fund, Inc.
HARTFORD GROWTH OPPORTUNITIES HLS FUND       HL Investment Advisors, LLC; sub-advised    Short- and long-term capital appreciation
   SUB-ACCOUNT which purchases Class IB      by Wellington Management Company, LLP
   shares of Hartford Growth
   Opportunities HLS Fund of Hartford HLS
   Series Fund II, Inc.
HARTFORD HIGH YIELD HLS FUND SUB-ACCOUNT     HL Investment Advisors, LLC; sub-advised    High current income with growth of
   which purchases Class IB shares of        by Hartford Investment Management Company   capital as a secondary objective
   Hartford High Yield HLS Fund of
   Hartford Series Fund, Inc.
HARTFORD INDEX HLS FUND SUB-ACCOUNT which    HL Investment Advisors, LLC; sub-advised    Seeks to provide investment results
   purchases Class IB shares of Hartford     by Hartford Investment Management Company   which approximate the price and yield
   Index HLS Fund of Hartford Series                                                     performance of publicly traded common
   Fund, Inc.                                                                            stocks in the aggregate
HARTFORD INTERNATIONAL CAPITAL               HL Investment Advisors, LLC; sub-advised    Capital appreciation
   APPRECIATION HLS FUND SUB-ACCOUNT         by Wellington Management Company, LLP
   which purchases Class IB shares of
   Hartford International Capital
   Appreciation HLS Fund of Hartford
   Series Fund, Inc.
HARTFORD INTERNATIONAL OPPORTUNITIES HLS     HL Investment Advisors, LLC; sub-advised    Long-term growth of capital
   FUND SUB-ACCOUNT which purchases Class    by Wellington Management Company, LLP
   IB shares of Hartford International
   Opportunities HLS Fund of Hartford
   Series Fund, Inc.
HARTFORD INTERNATIONAL SMALL COMPANY HLS     HL Investment Advisors, LLC; sub-advised    Capital appreciation
   FUND SUB-ACCOUNT which purchases Class    by Wellington Management Company, LLP
   IB shares of Hartford International
   Small Company HLS Fund of Hartford
   Series Fund, Inc.
HARTFORD MIDCAP HLS FUND SUB-ACCOUNT         HL Investment Advisors, LLC; sub-advised    Long-term growth of capital
   which purchases Class IA shares of        by Wellington Management Company, LLP
   Hartford MidCap HLS Fund of Hartford
   Series Fund, Inc. (Closed to new and
   subsequent Premium Payments and
   transfers of Contract Value)
HARTFORD MIDCAP VALUE HLS FUND               HL Investment Advisors, LLC; sub-advised    Long-term capital appreciation
   SUB-ACCOUNT which purchases Class IB      by Wellington Management Company, LLP
   shares of Hartford MidCap Value HLS
   Fund of Hartford Series Fund, Inc.
   (Closed to new and subsequent Premium
   Payments and transfers of Contract
   Value)
HARTFORD MONEY MARKET HLS FUND               HL Investment Advisors, LLC; sub-advised    Maximum current income consistent with
   SUB-ACCOUNT which purchases Class IB      by Hartford Investment Management Company   liquidity and preservation of capital
   shares of Hartford Money Market HLS
   Fund of Hartford Series Fund, Inc.



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12                                           HARTFORD LIFE INSURANCE COMPANY

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
FUNDS                                                         ADVISOR                                OBJECTIVE SUMMARY
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS FUND        HL Investment Advisors, LLC; sub-advised    Maximum current income consistent with
   SUB-ACCOUNT which purchases Class IB      by Hartford Investment Management Company   safety of principal and maintenance of
   shares of Hartford Mortgage Securities                                                liquidity
   HLS Fund of Hartford Series Fund, Inc.
HARTFORD SMALLCAP GROWTH HLS FUND            HL Investment Advisors, LLC; sub-advised    Seeks to maximize short- and long-term
   SUB-ACCOUNT which purchases Class IB      by Wellington Management Company, LLP       capital appreciation
   shares of Hartford SmallCap Growth HLS
   Fund of Hartford HLS Series Fund II,
   Inc.
HARTFORD SMALL COMPANY HLS FUND              HL Investment Advisors, LLC; sub-advised    Growth of capital
   SUB-ACCOUNT which purchases Class IB      by Wellington Management Company, LLP
   shares of Hartford Small Company HLS
   Fund of Hartford Series Fund, Inc.
   (Closed to new and subsequent Premium
   Payments and transfers of Contract
   Value) (Expected to reopen to new
   investments on or about June 12, 2006,
   subject to shareholder approval of the
   addition of a sub-adviser)
HARTFORD STOCK HLS FUND SUB-ACCOUNT which    HL Investment Advisors, LLC; sub-advised    Long-term growth of capital, with income
   purchases Class IB shares of Hartford     by Wellington Management Company, LLP       as a secondary consideration
   Stock HLS Fund of Hartford Series
   Fund, Inc.
HARTFORD TOTAL RETURN BOND HLS FUND          HL Investment Advisors, LLC; sub-advised    Competitive total return, with income as
   SUB-ACCOUNT which purchases Class IB      by Hartford Investment Management Company   a secondary objective
   shares of Hartford Total Return Bond
   HLS Fund of Hartford Series Fund, Inc.
HARTFORD U.S. GOVERNMENT SECURITIES HLS      HL Investment Advisors, LLC; sub-advised    Maximize total return with a high level
   FUND SUB-ACCOUNT which purchases Class    by Hartford Investment Management Company   of current income consistent with
   IB shares of Hartford U.S. Government                                                 prudent investment risk
   Securities HLS Fund of Hartford HLS
   Series Fund II, Inc.
HARTFORD VALUE HLS FUND SUB-ACCOUNT which    HL Investment Advisors, LLC; sub-advised    Long-term total return
   purchases Class IB shares of Hartford     by Wellington Management Company, LLP
   Value HLS Fund of Hartford Series
   Fund, Inc.
HARTFORD VALUE OPPORTUNITIES HLS FUND        HL Investment Advisors, LLC; sub-advised    Short- and long-term capital appreciation
   SUB-ACCOUNT which purchases Class IB      by Wellington Management Company, LLP
   shares of Hartford Value Opportunities
   HLS Fund of Hartford HLS Series Fund
   II, Inc.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the Funds' prospectus, and the Funds' Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this prospectus before investing.

The Funds may not be available in all states.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectus.

HARTFORD LIFE INSURANCE COMPANY                                           13

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VOTING RIGHTS -- We are the legal owners of all Fund shares held in the
Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted,

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract,

- Arrange for the handling and tallying of proxies received from Contract
  Owners,

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Sub-Accounts.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

ADMINISTRATIVE AND DISTRIBUTION SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative and distribution related services and the Funds pay fees to Hartford that are usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family, and may include fees paid under a distribution and/or servicing plan adopted by a Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated since the date of the Separate Account's inception for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.

The Separate Account may also advertise non-standardized total returns that pre-date the inception date of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for the Contingent Deferred Sales Charge or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. This yield is based on the 30-day SEC yield of the underlying Fund less the recurring charges at the Separate Account level.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated

14                                           HARTFORD LIFE INSURANCE COMPANY

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similarly but when annualized, the income earned by the investment is compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

FIXED ACCUMULATION FEATURE

IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 (THE "1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

IF YOU SIGNED THE APPLICATION FOR YOUR CONTRACT ON OR AFTER SEPTEMBER 10, 2002, OR IF YOUR CONTRACT WAS ISSUED ON OR AFTER SEPTEMBER 12, 2002, YOU CANNOT ALLOCATE ANY PREMIUM PAYMENTS OR TRANSFER ANY CONTRACT VALUE TO THE FIXED ACCUMULATION FEATURE UNTIL FURTHER NOTICE.

Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. Premium Payments and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors.

In most states, we guarantee that we will credit interest at an annual effective rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. In some states, the minimum guaranteed interest rate is lower. If your Contract was issued before May 1, 2003, the minimum guaranteed interest rate is 3%. We reserve the right to change the rate subject only to applicable state insurance law.

We may credit interest at a rate in excess of the minimum guaranteed interest rate per year. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are: general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis. For Contracts issued in the state of New York, the Fixed Accumulation Feature interest rates may vary from other states.

IMPORTANT: ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF THE MINIMUM GUARANTEED INTEREST RATE PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEED INTEREST RATE FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.

If you purchased your Contract after May 1, 2002, we may restrict your ability to allocate amounts to the Fixed Accumulation Feature during any time period that our credited rate of interest is equal to the minimum guaranteed interest rate.

DOLLAR COST AVERAGING PLUS ("DCA PLUS") PROGRAMS -- You may enroll in one or more special pre-authorized transfer programs known as our DCA Plus Programs (the "Programs"). Under these Programs, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into a Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers from our Fixed Accumulation Feature to any of the Sub-Accounts under either a 6-Month Transfer Program or 12-Month Transfer Program subject to Program rules. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6-Month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and with the final transfer of the entire amount remaining in the Program.

The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete

HARTFORD LIFE INSURANCE COMPANY                                           15

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enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, we will return your Program payment to you for further instruction. If your Program payment is less than the required minimum amount, we will apply it to your Contract according to your instructions on record for a subsequent Premium Payment.

Under the DCA Plus Programs, the credited interest rate is not earned on the full amount of your Premium Payment for the entire length of the Program. This is because Program transfers to the Sub-Accounts decrease the amount of your Premium Payment remaining in the Program.

All Program payments, including any subsequent Program payment, must meet the Program minimum. Any subsequent Program payments we receive during an active Program transfer period which are received during the same interest rate effective period will be credited to the current Program. Any subsequent Program payments we receive during an active Program transfer period which are received during a different interest rate effective period will be used to start a new Program. That Program will be credited with the interest rate in effect on the date we start the new Program. Unless you send us different instructions, the new Program will be the same length of time as your current Program and will allocate the subsequent Program payments to the same Sub-Accounts.

The DCA Plus Program may credit a higher interest rate but it does not ensure a profit or protect you against a loss in declining markets.

Hartford may limit the total number of DCA Programs and DCA Plus Programs to 5 Programs open at any one time.

We determine, in our sole discretion, the interest rates credited to the Program. These interest rates may vary depending on the Contract you purchased. Please consult your Registered Representative to determine the interest rate for your Program.

You may elect to terminate the transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Sub-Accounts you selected for the Program unless you provide us with different instructions.

We may discontinue, modify or amend the Programs or any other interest rate program we establish. Any change to a Program will not affect Contract Owners currently enrolled in the Program.

If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

In Oregon, you may only sign up for DCA Plus Programs that are six months or longer.

THE CONTRACT

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

- Individual Retirement Annuities adopted according to Section 408 of the Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as non-qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.

This prospectus describes two versions of the Contract. Series I of the Contract was sold before May 1, 2002. Series IR of the Contract is sold on or after May 1, 2002, or the date your state approved Series IR for sale, if later.

HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract by completing and submitting an application or an order request along with an initial Premium Payment. For most Contracts, the minimum initial Premium Payment is $10,000. For additional Premium Payments, the minimum Premium Payment is $500. Under certain situations, we may allow smaller Premium Payments, for example, if you enroll in our InvestEase(R) Program or are part of certain tax qualified retirement plans. Prior approval is required for any Premium Payment that would equal or exceed $1,000,000 when combined with the total Premium Payments made to this Contract and any other Contract we issue to you or to your Annuitant.


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HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be invested on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions on record. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the initial Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information, including a signature guarantee, before we can cancel your Contract.

Unless otherwise required by state law, Hartford will pay you your Contract Value on the day we receive your request to cancel. The Contract Value may be more or less than your Premium Payments depending upon the performance of your Sub-Accounts. This means that you bear the risk of any decline in your Contract Value until we receive your notice of cancellation. We do not refund any fees or charges deducted during this period. In certain states, we are required to return your Premium Payment if you decide to cancel your Contract.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT
DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day; divided by

- The net asset value per share of each Fund at the end of the prior Valuation Day; multiplied by

- Contract charges including the daily expense factor for the mortality and expense risk charge and any other periodic expenses, including charges for optional benefits, adjusted for the number of days in the period.

We will send you a statement at least annually, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

You may make transfers between the Sub-Accounts offered in this Contract according to our policies and procedures as amended from time to time.

WHAT IS A SUB-ACCOUNT TRANSFER?

A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the underlying Funds available in your Contract.

You may transfer from one Sub-Account to another before and after the Annuity Commencement Date. Your transfer request will be processed on the day that it is received in good order as long as it is received on a Valuation Day before the end of any Valuation Day. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

WHAT HAPPENS WHEN I REQUEST A SUB-ACCOUNT TRANSFER?

When you request a Sub-Account transfer, Hartford sells shares of the underlying Fund that makes up the Sub-Account you are transferring from and buys shares of the underlying Fund that makes up the Sub-Account you want to transfer into.



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Each day, many Contract Owners request Sub-Account transfers. Some request transfers into a particular Sub-Account, and others request transfers out of a particular Sub-Account. In addition, each day some Contract Owners allocate new Premium Payments to Sub-Accounts, and others request Surrenders. Hartford combines all the requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determines how many shares of that Sub-Account's underlying Fund Hartford would need to sell to satisfy all Contract Owners' "transfer-out" requests. At the same time, Hartford also combines all the requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determines how many shares of that Sub-Account's underlying Fund Hartford would need to buy to satisfy all Contract Owners' "transfer-in" requests.

In addition, many of the underlying Funds that are available as investment options in Hartford's variable annuity products are also available as investment options in variable life insurance policies, retirement plans, group funding agreements and other products offered by Hartford or our affiliates. Each day, investors and participants in these other products engage in transactions similar to the Sub-Account transfers described for variable annuity Contract Owners.

Hartford takes advantage of its size and available technology to combine the sales of a particular underlying Fund for many of the variable annuities, variable life insurance policies, retirement plans, group funding agreements or other products offered by Hartford. We also combine all the purchases of that particular underlying Fund for many of the products we offer. We then "net" those trades. This means that we sometimes reallocate shares of an underlying Fund within the accounts at Hartford rather than buy new shares or sell shares of the underlying Fund.

For example, if we combine all transfer-out requests and Surrenders of the Stock Fund Sub-Account with all other sales of that underlying Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Contract Owners and the owners of other products offered by Hartford, want to purchase or transfer-in an amount equal to $300,000 of that Fund, then Hartford would send a sell order to the underlying Fund for $700,000, which is a $1 million sell order minus the purchase order of $300,000.

WHAT RESTRICTIONS ARE THERE ON MY ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

You should be aware that there are several important restrictions on your ability to make a Sub-Account transfer.

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER EACH DAY. Hartford limits each Contract Owner to one Sub-Account transfer each day. Hartford counts all Sub-Account transfer activity that occurs on any one day as one Sub-Account transfer, except you cannot transfer the same Contract Value more than once a day.

For example, if the only transfer you make on a day is a transfer of $10,000 from the Money Market Fund Sub-Account into another Sub-Account, it would count as one Sub-Account transfer. If, however, on a single day you transfer $10,000 out of the Money Market Fund Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer. Likewise, if on a single day you transferred $10,000 out of the Money Market Fund Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer. Conversely, if you have $10,000 in Contract Value distributed among 10 different Sub-Accounts and you request to transfer the Contract Value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.

However, you cannot transfer the same Contract Value more than once in one day. That means if you have $10,000 in the Money Market Fund Sub-Account and you transfer all $10,000 into the Stock Fund Sub-Account, on that same day you could not then transfer the $10,000 out of the Stock Fund Sub-Account into another Sub-Account.

SECOND, HARTFORD HAS IMPLEMENTED POLICIES DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT TRANSFERS. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, Hartford does not want you to purchase this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same underlying Fund, or engaging in frequent Sub-Account transfers in order to exploit inefficiencies in the pricing of the underlying Fund.

Hartford attempts to curb frequent transfers in the following ways:

X   20 Transfer Rule; and

X   Abusive Transfer Policy.

THE 20 TRANSFER RULE -- Hartford employs the "20 Transfer Rule" to help curb frequent Sub-Account transfers. Under this policy, you are allowed to submit a total of 20 Sub-Account transfer requests each Contract Year for each Contract by any of the following methods: U.S. Mail, Voice Response Unit, Internet or telephone. Once these 20 Sub-Account transfers have been requested, you may submit any additional Sub-Account transfer requests only in writing by U.S. Mail or overnight delivery service. Transfer requests by telephone, Voice Response Unit, via the internet or sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it in good order.

We actively monitor Contract Owners' compliance with this policy. We will send you a letter after your 10th Sub-Account transfer to remind you of our Sub-Account transfer policy. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone,



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Voice Response Unit or via the internet. You will be instructed to send your
Sub-Account transfer request by U.S. Mail or overnight delivery service.

Each Contract Anniversary, we reset your transfers to allow 20 new Sub-Account transfers by any means.

We may make changes to this policy at any time.

ABUSIVE TRANSFER POLICY -- Regardless of the number of Sub-Account transfers you have done under the 20 Transfer Rule, you still may have your Sub-Account transfer privileges restricted if you violate the Abusive Transfer Policy, which is designed to respond to market timing activity observed by the underlying Funds.

Under the Abusive Transfer Policy, we rely on the underlying Funds to identify a pattern or frequency of Sub-Account transfers that the underlying Fund wants us to investigate. Most often, the underlying Fund will identify a particular day where it experienced a higher percentage of shares bought followed closely by a day where it experienced the almost identical percentage of shares sold. Once an underlying Fund contacts us, we run a report that identifies all Contract Owners who transferred in or out of that underlying Fund's Sub-Account on the day or days identified by the underlying Fund. We then review the Contracts on that list to determine whether transfer activity of each identified Contract violates our written Abusive Transfer Policy. We don't reveal the precise details of this policy to make it more difficult for abusive traders to adjust their behavior to escape detection under this procedure. We can tell you that we consider some or all of the following factors in our review:

- the dollar amount of the transfer;

- the total assets of the Funds involved in the transfer;

- the number of transfers completed in the current calendar quarter;

- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies; or

- The policies and procedures of a potentially affected underlying Fund regarding frequent trading

Separate Account investors could be precluded from purchasing Fund shares if we reach an impasse on the execution of Fund abusive trading instructions.

If you meet the criteria established in our Abusive Transfer Policy, we will terminate your Sub-Account transfer privileges until your next Contract Anniversary, at which point your transfer privileges will be reinstated.

Since we combine all the purchases of a particular underlying Fund for all the products through net trades, the underlying Fund is unable to identify transfers of any specific Contract Owner. As a result, there is the risk that the underlying Fund may not be able to identify abusive transfers.

Upon request by an underlying Fund, and subject to applicable law, we may provide the underlying Fund with the Tax Identification Number, and other identifying information contained in our records, of Contract Owners that engaged in Sub-Account transfers that resulted in our purchase, redemption, transfer or exchange of the shares of that underlying Fund.

In the event such separate agreements are required, the terms and conditions of these agreements may vary from one agreement to the next but all of these agreements, without exception, would be more restrictive than our regular policies that restrict excessive Sub-Account transfers.

ARE THERE ANY EXCEPTIONS TO THESE POLICIES?

INDIVIDUAL EXCEPTIONS. Except for the exceptions listed below, Hartford does not make any exceptions to its policies restricting frequent trading. This means that if you request to be excused from any of the policies and to be permitted to engage in a Sub-Account transfer that would violate any of these policies, Hartford will refuse your request.

SOME ESTABLISHED EXCEPTIONS. You should be aware, however, that the 20 Transfer Rule and the Abusive Transfer Policy do not apply in all circumstances, which we describe here:

- The 20 Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of an established asset allocation program or asset rebalancing program that rebalances a Contract Owner's holdings on a periodic, pre-established basis according to the prior written instructions of the Contract Owner or as part of a DCA program, including the DCA Plus program. That means that transfers that occur under these programs are not counted toward the 20 transfers allowed under the 20 Transfer Rule. We don't apply the 20 Transfer Rule to programs, like asset rebalancing, asset allocation and DCA programs, that allow Sub-Account transfers on a regularly scheduled basis because the underlying Funds expect these transfers and they usually do not represent the type of Sub-Account transfers that the underlying Funds find problematic.

- Many of the group variable annuities or group funding agreements are offered to retirement plans, and plan sponsors administer their plan according to Plan documents and administrative services agreements. If these retirement plan documents and administrative services agreements have no restrictions on Sub-Account transfers, then Hartford cannot apply the 20 Transfer Rule and may not be able to apply any other restriction on transfers. Hartford has been working with plan sponsors and plan administrators to ensure that any frequent transfer activity is identified and deterred. Hartford has had only limited success in this area. Frequent transfers by individuals or entities that occur in other investment or retirement products provided by Hartford could have the same abusive affect as frequent Sub-Account transfers done by Contract Owners of this Contract.

Other than this exception, the only other exceptions to the 20 Transfer Rule impose more restrictive limitations than the 20 Transfer Rule. For example, in Oregon, we have the



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contractual right to limit Sub-Account transfers to only one Sub-Account transfer every 30 days and to require that the transfer request be sent in writing. We currently do not enforce this right, but should we choose to do so, it would be an exception to the 20 Transfer Rule.

POSSIBILITY OF UNDETECTED FREQUENT TRADING IN THE UNDERLYING FUNDS. In addition to the exceptions we have just described, you should also be aware that there may be frequent trading in the underlying Funds that Hartford is not able to detect and prevent, which we describe here:

- There is a variable annuity that we offer that has no Contingent Deferred Sales Charge. We are aware that frequent traders have used this annuity in the past to engage in frequent Sub-Account transfers that does not violate the precise terms of the 20 Transfer Rule. We believe that we have addressed this practice by closing all the international and global funds available in the annuity. However, we cannot always tell if there is frequent trading in this product.

- These policies apply only to individuals and entities that own this Contract and any subsequent or more recent versions of this Contract. However, the underlying Funds that make up the Sub-Accounts of this Contract are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.

HOW AM I AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

Frequent Sub-Account transfers often result in frequent purchases and redemptions of shares of the underlying Fund. Frequent purchases and redemptions of the shares of the underlying Funds may increase your costs under this Contract and may also lower your Contract's overall performance. Your costs may increase because the underlying Fund will pass on any increase in fees related to the frequent purchase and redemption of the underlying Fund's stocks. There would also be administrative costs associated with these transactions.

Frequent transfers may also cause an underlying Fund to hold more cash than the underlying Fund would like to hold. A large cash position means that the underlying Fund will not be fully invested and may miss a rise in value of the securities that the Fund would have purchased. If the underlying Fund chooses not to hold a larger cash position, then it may have to sell securities that it would have otherwise like to have kept, in order to meet its redemption obligations. Both of these measures could result in lower performance of the underlying Fund, which in turn would result in lower overall performance of your Contract.

Because frequent transfers may raise the costs associated with this Contract and lower performance, the effect may be a lower Death Benefit paid to your Beneficiary or lower annuity payouts for your Payee.

WHAT IF A PROSPECTUS FOR THE UNDERLYING FUNDS HAS DIFFERENT POLICIES AND PROCEDURES REGARDING FREQUENT TRADING?

While the prospectuses for the underlying Funds may describe policies and procedures regarding frequent trading that may be different from those described in the variable annuity prospectus, the policies and procedures described in the variable annuity prospectus control how we administer Sub-Account transfers.

We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.

FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to Sub-Accounts. All transfer allocations must be in whole numbers (e.g., 1%). You may transfer either:

- 30% of your total amount in the Fixed Accumulation Feature, or

- An amount equal to the largest previous transfer.

These transfer limits do not include transfers done through Dollar Cost Averaging or the DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- We reserve the right to defer transfers from the Fixed Accumulation Feature for up to 6 months from the date of your request. After any transfer, you must wait 6 months before moving Sub-Account Values back to the Fixed Accumulation Feature.

TELEPHONE AND INTERNET TRANSFERS -- You can make transfers by contacting us.

Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.



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Telephone or Internet transfer requests may currently only be cancelled by calling us before the close of the New York Stock Exchange on the day you made the transfer request.

Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

CHARGES AND FEES

The following charges and fees are associated with the Contract:

THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. The Contingent Deferred Sales Charge will not exceed the total amount of the Premium Payments made. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM     CONTINGENT DEFERRED
  PREMIUM PAYMENT           SALES CHARGE
---------------------------------------------
         1                        6%
         2                        5%
         3                        4%
     4 or more                    0%

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- ANNUAL WITHDRAWAL AMOUNT -- During the first three years from each Premium Payment, you may, each Contract Year, take partial Surrenders up to 10% of the total Premium Payments. If you do not take 10% one year, you may not take more than 10% the next year. These amounts are different for Contracts issued to a Charitable Remainder Trust.

UNDER THE FOLLOWING SITUATIONS, THE CONTINGENT DEFERRED SALES CHARGE IS WAIVED:

- UPON ELIGIBLE CONFINEMENT AS DESCRIBED IN THE WAIVER OF SALES CHARGE RIDER -- We will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint Contract Owner or the Annuitant, is confined for at least 180 calendar days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or (c) facility certified as a hospital or long-term care facility; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint Contract Owner or the Annuitant is confined when you purchase or upgrade the Contract, this waiver is not available. For it to apply, you must: (a) have owned the Contract continuously since it was issued, (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 91 calendar days of the last day of confinement. This waiver may not be available in all states. Please contact your Registered Representative or us to determine if it is available for you.

- FOR REQUIRED MINIMUM DISTRIBUTIONS -- This allows Annuitants who are age 70 1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge for one year's required minimum distribution for that Contract Year. All requests for Required Minimum Distributions must be in writing.

- We will waive any applicable Contingent Deferred Sales Charge if you take part in a program for partial surrenders where you receive a scheduled series of substantially equal periodic payments. Payments under this program must be made at least annually for your life (or your life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary.

THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- UPON DEATH OF THE ANNUITANT, CONTRACT OWNER OR JOINT CONTRACT OWNER -- No Contingent Deferred Sales Charge will be deducted if the Annuitant, Contract Owner or joint Contract Owner dies.

- UPON ANNUITIZATION -- The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract.



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  However, we will charge a Contingent Deferred Sales Charge if the Contract is
  Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- FOR THE HARTFORD'S PRINCIPAL FIRST BENEFIT PAYMENTS -- If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

- FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS -- We will waive the Contingent Deferred Sales Charge if you take partial Surrenders under the Automatic Income Program where you receive a scheduled series of substantially equal periodic payments for the greater of five years or to age 59 1/2.

- UPON CANCELLATION DURING THE RIGHT TO CANCEL PERIOD.

SURRENDER ORDER -- During the Contract Years when a Contingent Deferred Sales Charge applies to the initial Premium Payment, all Surrenders in excess of the Annual Withdrawal Amount (which is equal to 10% of total Premium Payments) will be taken first from Premium Payments, then from earnings. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.

Thereafter, Surrenders will be taken first from earnings, then from Premium Payments not subject to a Contingent Deferred Sales Charge, then from 10% of Premium Payments still subject to a Contingent Deferred Sales Charge and then from Premium Payments subject to a Contingent Deferred Sales Charge on a first-in-first-out basis.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.45% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits for any proper corporate purpose including, among other things, payment of sales expenses. We expect to make a profit from the mortality and expense risk charge.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions. We do not include contracts from our Putnam Hartford line of variable annuity contracts with the Contracts when we combine Contract Value for purposes of this waiver.

PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when



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22                                           HARTFORD LIFE INSURANCE COMPANY

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Premium Payments are made; others collect at Annuitization. Since we pay
Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 1% in Puerto Rico.

CHARGES AGAINST THE FUNDS

ANNUAL FUND OPERATING EXPENSES -- The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses.

THE HARTFORD'S PRINCIPAL FIRST CHARGE

The Hartford's Principal First is an option that can be elected at an additional charge. We will deduct this charge on a daily basis based on your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts. You may elect the annuitization option at any time. If you bought your Contract on or after August 5, 2002, you can elect to add this benefit to your Contract for an additional charge on a daily basis that is equal to an annual charge of 0.35% of your Contract Value invested in the Sub-Accounts. If you bought your Contract before August 5, 2002, you can elect to add this benefit to your Contract at the current charge.

OPTIONAL DEATH BENEFIT CHARGE

If you elect the Optional Death Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

EARNINGS PROTECTION BENEFIT CHARGE

If you elect the Earnings Protection Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

REDUCED FEES AND CHARGES

WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO CONTINGENT DEFERRED SALES CHARGES, THE MORTALITY AND EXPENSE RISK CHARGE, AND THE ANNUAL MAINTENANCE FEE, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.

THE HARTFORD'S PRINCIPAL FIRST

The Hartford's Principal First is an option that can be elected at an additional charge. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts. We reserve the right to treat all Contracts issued to you by Hartford or one of its affiliates within a calendar year as one Contract for purposes of The Hartford's Principal First. This means that if you purchase two Contracts from us in any twelve month period and elect The Hartford's Principal First on both Contracts, withdrawals from one Contract will be treated as withdrawals from the other Contract.

If you elect The Hartford's Principal First when you purchase your Contract, your initial Premium Payment is equal to the maximum payouts (the "Benefit Amount"). If you elect this option at a later date, your Contract Value on the date we add the benefit to your Contract is equal to the initial Benefit Amount. The Benefit Amount can never be more than $5 million dollars. The Benefit Amount is reduced as you take withdrawals. The Hartford's Principal First operates as a guarantee of the Benefit Amount. Benefit Payments under The Hartford's Principal First are treated as partial Surrenders and are deducted from your Contract Value.

Once the initial Benefit Amount has been determined, Hartford calculates the maximum guaranteed payment that may be made each year ("Benefit Payment"). The Benefit Payment is equal to 7% of the initial Benefit Amount. If you do not take 7% one year, you may not take more than 7% the next year. The Benefit Payment can be divided up and taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.

If you Surrender more than the Benefit Payment out of your Contract in any one year we will re-calculate the Benefit Amount. If you establish The Hartford's Principal First when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you establish the benefit at any time after purchase, we count one year as the time between the date we added the option to your Contract and your next Contract Anniversary, which could be less than a year. Anytime we re-calculate your Benefit Amount or your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

If, in one year, your Surrenders total more than your Benefit Payment out of your Contract we will re-calculate your Benefit Amount and your Benefit Payment may be lower in the future. We re-calculate your Benefit Amount by comparing the results of two calculations. First we deduct the amount of the last Surrender from your Contract Value ("New Contract Value") and then we deduct the amount of the last Surrender from the Benefit Amount ("New Benefit Amount"). Then we compare those results:

- If the New Contract Value is more than or equal to the New Benefit Amount and more than or equal to the Premium Payments invested in the Contract before the Surrender, the Benefit Payment is unchanged.



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- If the New Contract Value is more than or equal to the New Benefit Amount, but less than the Premium Payments invested in the Contract before the Surrender, we have to re-calculate your Benefit Payment. Your Benefit Payment becomes 7% of the greater of your New Contract Value and New Benefit Amount.

- If the New Contract Value is less than the New Benefit Amount, we have to re-calculate your Benefit Payment. We re-calculate the Benefit Payment by comparing the "old" Benefit Payment to 7% of the New Benefit Amount and your Benefit Payment becomes the lower of those two values. Your New Benefit Amount is then equal to the New Contract Value.

If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

Any additional Premium Payments made to your Contract will cause the Benefit Amount to be increased on a dollar-for-dollar basis. The Benefit Payment will equal the prior Benefit Payment plus 7% of the additional Premium Payment for The Hartford's Principal First.

If you change the ownership or assign this Contract to someone other than your spouse anytime after one year of electing The Hartford's Principal First, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future.

The Benefit Amount will be recalculated to equal the lesser of:

- The Benefit Amount immediately prior to the ownership change or assignment, or

- The Contract Value at the time of the ownership change or assignment.

Any time after the 5th year The Hartford's Principal First has been in effect, you may elect to "step-up" the benefit. If you choose to "step-up" the benefit, your Benefit Amount is re-calculated to equal your total Contract Value. Your Benefit Payment then becomes 7% of the new Benefit Amount, and will never be less than your existing Benefit Payment. You cannot elect to "step-up" if your current Benefit Amount is higher than your Contract Value. Any time after the 5th year the "step-up" benefit has been in place, you may choose to "step-up" the benefit again. Contract Owners who become owners by virtue of the Spousal Contract Continuation provision of the Contract can "step up" without waiting for the 5th year their Contract has been in force.

We currently allow you to "step-up" on any day after the 5th year the benefit has been in effect, however, in the future we may only allow a "step-up" to occur on your Contract Anniversary. At the time you elect to "step up," we may be charging more for The Hartford's Principal First, but in no event will this charge exceed 0.75% annually. Regardless of when you bought your Contract, upon "step up" we will charge you the current charge. Before you decide to "step up," you should request a current prospectus which will describe the current charge for this Benefit.

Each Surrender you make as a Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Benefit Payment include any applicable Contingent Deferred Sales Charge.

You can Surrender your Contract any time, even if you have The Hartford's Principal First, however, you will receive your Contract Value at the time you request the Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under The Hartford's Principal First. If you still have a Benefit Amount after you Surrender all of your Contract Value or your Contract Value is reduced to zero, you will still receive a Benefit Payment through an Annuity Payout option called The Hartford's Principal First Payout Option until your Benefit Amount is depleted. While you are receiving payments, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining payments.

If you elect The Hartford's Principal First and later decide to annuitize your Contract, you may choose from another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called The Hartford's Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options.

If you, the joint Contract Owner or Annuitant die before you receive all the Benefit Payments guaranteed by Hartford, the Beneficiary may elect to take the remaining Benefit Payments or any of the death benefit options offered in your Contract.

Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on an annual basis, usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, causing a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future. For qualified Contracts, The Hartford's Principal First cannot be elected if the Contract Owner or Annuitant is age 81 or older.

For examples on how The Hartford's Principal First is calculated, please see "Appendix III."


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DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay if the Contract Owner, joint Contract Owner, or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.

Unless the Beneficiary provides us with instructions to reallocate the Death Benefit among the Accounts, the calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Contract Value of your Contract; or

- The Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT -- You may also elect the Optional Death Benefit for an additional charge. The Optional Death Benefit adds the Interest Accumulation Value to the Death Benefit calculation.

The Interest Accumulation Value will be:

- Your Contract Value on the date we add the Optional Death Benefit to your Contract;

- Plus any Premium Payments made after the date the Optional Death Benefit is added;

- Minus any partial Surrenders after the Optional Death Benefit is added;

- Compounded daily at an annual interest rate of 5%.

If you have taken any partial Surrenders, the Interest Accumulation Value will be adjusted to reduce the Optional Death Benefit proportionally for any partial Surrenders.

On or after the deceased's 81st birthday or date of death, the Interest Accumulation Value will not continue to compound, but will be adjusted to add any Premium Payments or subtract any partial Surrenders.

The Optional Death Benefit is limited to a maximum of 200% of Contract Value on the date the Optional Death Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Optional Death Benefit was added to your Contract. We subtract proportional adjustments for any partial Surrenders. For examples on how the Optional Death Benefit is calculated see "Appendix II."

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in Washington or New York. Once you elect the Optional Death Benefit, you cannot cancel it.

EARNINGS PROTECTION BENEFIT -- You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington or New York. You cannot elect the Earnings Protection Benefit if you or your Annuitant is age 76 or older. Once you elect the Earnings Protection Benefit, you cannot cancel it. If you elect the Earnings Protection Benefit in Pennsylvania, you may cancel it within 10 days after you receive it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the Earnings Protection Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Maximum Anniversary Value; or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

We determine any Contract gain by comparing your Contract Value on the date you added the Earnings Protection Benefit to your Contract to your Contract Value on the date we calculate



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the Death Benefit. We deduct any Premium Payments and add adjustments for any partial Surrenders made during that time.

We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

Hartford takes 40% of either the Contract gain or the capped amount and adds it back to your Contract Value to complete the Death Benefit calculation. If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time the Earnings Protection Benefit is added to your Contract.

FOR EXAMPLE: Assuming that:

- The Contract Value on the date we received proof of death plus 40% of the Contract gain was the greatest of the three death benefit calculations,

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- You took no partial Surrenders,

- The Contract Value on the date we receive proof of death was $400,000.

Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death equals $400,000,

- minus the Contract Value on the date the Earnings Protection Benefit was added to your Contract or $100,000 = $300,000.

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

Which equals $100,000. The cap is 200% of $100,000 which is $200,000.

In this situation the cap applies, so Hartford takes 40% of $200,000 or $80,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $480,000.

Before you purchase the Earnings Protection Benefit, you should also consider the following:

- If your Contract has no gain when Hartford calculates the Death Benefit, Hartford will not pay an Earnings Protection Benefit.

- Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.

- If you transfer ownership of your Contract, or your spouse continues your Contract after your death, and the new Contract Owner would have been ineligible for the Earnings Protection Benefit when it was added to your Contract, the Earnings Protection Benefit charge will continue to be deducted even though no Earnings Protection Benefit will be payable.

ADDITIONAL INFORMATION ABOUT THE DEATH BENEFITS

For more information on how these optional benefits may affect your taxes, please see the section entitled, "Federal Tax Considerations," under the sub-section entitled "Taxation of Annuities -- General Provisions Affecting Contracts Not Held in Tax-Qualified Retirement Plans."

The total death benefits payable as a result of the death of any one person under one or more deferred variable annuities issued by Hartford or its affiliates after May 1, 2002, and aggregate Premium Payments total $5 million or more, cannot exceed the greater of:

- The aggregate Premium Payments minus any Surrenders;

- The aggregate Contract Value plus $1 million.

However, if you add Premium Payments to any of your Contracts such that aggregate Premium Payments total to $5 million or more, the aggregate death benefit will be the greater of the maximum death benefit above or:

- The aggregate Contract Value; plus

- The aggregate death benefits in excess of the aggregate Contract Values at the time you added the Premium Payments to your Contracts.

Any reduction in death benefits to multiple variable annuity contracts will be in proportion to the Contract Value of each contract at the time of reduction.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Contract Owner has designated the manner in which the Beneficiary will receive the Death Benefit. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to



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each Beneficiary's instructions. If we receive the complete instructions on a
Non-Valuation Day, computations will take place on the next Valuation Day.

If your Beneficiary elects to receive the Death Benefit amount as a lump sum payment, we may transfer that amount to our General Account and issue the Beneficiary a draftbook. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. For Federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. If the Beneficiary resides or the Contract was purchased in a state that imposes restrictions on this method of lump sum payment, we may issue a check to the Beneficiary.

The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit invested with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS Life expectancy tables. This option is subject to different limitations and conditions on whether the Contract is non-qualified or an IRA.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If the Contract Owner dies and a Beneficiary is the Contract Owner's spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an Annuity Payment Option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract continuation will only apply one time for each Contract.

If your spouse continues any portion of the Contract as Contract Owner and elects the Earnings Protection Benefit, Hartford will use the date the Contract is continued with your spouse as Contract Owner as the date the Earnings Protection Benefit was added to the Contract. The percentage used for the Earnings Protection Benefit will be determined by the oldest age of any remaining joint Contract Owner or Annuitant at the time the Contract is continued.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Contract Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.



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IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                AND . . .                        AND . . .                     THEN THE . . .
Contract Owner                   There is a surviving joint       The Annuitant is living or      Joint Contract Owner receives
                                 Contract Owner                   deceased                        the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or      Designated Beneficiary receives
                                 Contract Owner                   deceased                        the Death Benefit.
Contract Owner                   There is no surviving joint      The Annuitant is living or      Contract Owner's estate
                                 Contract Owner and the           deceased                        receives the Death Benefit.
                                 Beneficiary predeceases the
                                 Contract Owner
Annuitant                        The Contract Owner is living     There is no named Contingent    The Contract Owner becomes the
                                                                  Annuitant                       Contingent Annuitant and the
                                                                                                  Contract continues. The
                                                                                                  Contract Owner may waive this
                                                                                                  presumption and receive the
                                                                                                  Death Benefit.
Annuitant                        The Contract Owner is living     The Contingent Annuitant is     Contingent Annuitant becomes
                                                                  living                          the Annuitant, and the Contract
                                                                                                  continues.
Annuitant                        The Contract Owner is a trust    There is no named Contingent    The Contract Owner receives the
                                 or other non-natural person      Annuitant                       Death Benefit.

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                        AND . . .                                      THEN THE . . .
Contract Owner                   The Annuitant is living                          Designated Beneficiary becomes the Contract
                                                                                  Owner.
Annuitant                        The Contract Owner is living                     Contract Owner receives a payout at death, if
                                                                                  any.
Annuitant                        The Annuitant is also the Contract Owner         Designated Beneficiary receives a payout at
                                                                                  death, if any.


THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A PAYOUT AT DEATH. FOR MORE INFORMATION ON ANNUITY PAYOUT OPTIONS THAT MAY NOT RESULT IN A PAYOUT AT DEATH PLEASE SEE THE SECTION ENTITLED "ANNUITY PAYOUTS." IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. We will deduct any applicable Contingent Deferred Sales Charge. You can ask us to deduct the Contingent Deferred Sales Charge from the amount you are Surrendering or from your remaining Contract Value. If we deduct the Contingent Deferred Sales Charge from your remaining Contract Value, that amount will also be subject to Contingent Deferred Sales Charge.

There are two restrictions on partial Surrenders before the Annuity Commencement Date:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- The Contract must have a minimum Contract Value of $500 after the Surrender. The minimum Contract Value in New York must be $1,000 after the Surrender. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. The minimum Contract Value in Texas must be $1,000 after the Surrender with no Premium Payments made during the prior two Contract Years.

FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the



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Payments for a Period Certain variable dollar amount Annuity Payout Option.
Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Options. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

Hartford will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

Please check with your qualified tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- The dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

- Your tax withholding amount or percentage, if any, and

- Your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.


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INTERNAL REVENUE CODE SECTION 403(b) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are:
(a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age 59 1/2 due to financial hardship, unemployment or retirement may still be subject to a penalty tax of 10%.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

- When do you want Annuity Payouts to begin?

- Which Annuity Payout Option do you want to use?

- How often do you want the Payee to receive Annuity Payouts?

- What is the Assumed Investment Return?

- Do you want Annuity Payouts to be fixed dollar amount or variable dollar amount?

Please check with your Registered Representative to select the Annuity Payout Option that best meets your income needs.

1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. If the annuity reaches the maximum Annuity Commencement Date, which is the later of the 10th Contract Anniversary or the date the annuitant reaches age 90, the Contract will automatically be annuitized unless we and the Owner(s) agree to extend the Annuity Commencement Date, which approval may be withheld or delayed for any reason. If you purchase your Contract in New York, you must begin Annuity Payouts before your Annuitant's 91st birthday. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus the Annuity Payouts already made. This option is only available for Annuity Payouts using the 5% Assumed Investment Return or fixed dollar amount Annuity Payouts.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts during the lifetime of the Annuitant, but Annuity Payouts are at least guaranteed for the number of years you select. If, at the death of the Annuitant, Annuity Payouts have been made for less than the minimum elected number of years, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the present value of the remaining Annuity Payouts.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity



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Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts for the number of years that you select. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum.

THE HARTFORD'S PRINCIPAL FIRST PAYOUT OPTION

If you elect The Hartford's Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Fixed Annuity Payout Option, called The Hartford's Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.

IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN VARIABLE DOLLAR AMOUNT ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED.

- For qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%.

3. HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

- monthly,

- quarterly,

- semi-annually, or

- annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50. For Contracts issued in New York, the minimum monthly Annuity Payout is $20.

4. WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower



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AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.

For example, if the second monthly Annuity Payout is the same as the first, the Sub-Accounts earned exactly the same return as the AIR. If the second monthly Annuity Payout is more than the first, the Sub-Accounts earned more than the AIR. If the second Annuity Payout is less than the first, the Sub-Account earned less than the AIR.

Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of the variation depends on the AIR you select.

5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs.

FIXED DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an Annuity rate. The Annuity rate is set by us and is not less than the rate specified in the Fixed Payment Annuity tables in your Contract.

VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

- The Annuity Payout Option chosen,

- The Annuitant's attained age and gender (if applicable),

- The applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table, and

- The Assumed Investment Return.

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value, minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of:

Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor offsets the AIR used to calculate your first variable dollar amount Annuity Payout. The Annuity Unit Factor for a 3% AIR is 0.999919%. The Annuity Unit Factor for a 5% AIR is 0.999866%. The Annuity Unit Factor for a 6% AIR is 0.999840%.

COMBINATION ANNUITY PAYOUT -- You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity Payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet your income needs.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with our Sub-Account transfer restriction policies. For more information on Sub-Account transfer restrictions please see the sub-section entitled "Can I transfer from one Sub-Account to another?" under the section entitled "The Contract."

OTHER PROGRAMS AVAILABLE

We may discontinue, modify or amend any of these Programs or any other programs we establish. Any change other than termination of a Program will not affect Contract Owners currently enrolled in the Program. There is no additional charge for these programs. If you are enrolled in any of these programs while a fund merger, substitution or liquidation takes place, unless otherwise noted in any communication from us; your Contract Value invested in such underlying Fund will be transferred automatically to the designated surviving Fund in the case of mergers and any available Money Market Fund in the



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case of Fund liquidations. Your enrollment instructions will be automatically updated to reflect the surviving Fund or a Money Market Fund for any continued and future investments.

INVESTEASE PROGRAM -- InvestEase is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract excluding the DCA Plus Programs.

AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender up to 10% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The minimum amount of each Surrender is $100. The Automatic Income Program may change based on your instructions after your third Contract Year. Amounts taken under this Program will count towards the Annual Withdrawal Amount, and if received prior to age 59 1/2, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment.

ASSET ALLOCATION PROGRAM -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Contract offers static model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can only participate in one model at a time.

ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can transfer freely between models up to twelve times per year. You can only participate in one model at a time.

DOLLAR COST AVERAGING PROGRAMS -- We currently offer two different types of Dollar Cost Averaging Programs in addition to the DCA Plus Program. If you enroll, you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA Program. The Fixed Amount DCA Program allows you to regularly transfer an amount you select from the Fixed Accumulation Feature or any Sub-Account into a different Sub-Account. The Earnings/Interest DCA Program allows you to regularly transfer the interest from the Fixed Accumulation Feature or the earnings from a Sub-Account into a different Sub-Account. For either Program, you may select transfers on a monthly or quarterly basis, but you must at least make three transfers during the Program. The Fixed Amount DCA Program begins 15 days after the Contract Anniversary the month after you enroll in the Program. The Earnings/Interest DCA Program begins at the end of the length of the transfer period you selected plus two business days. That means if you select a monthly transfer, your Earnings/Interest DCA Program will begin one month plus two business days after your enrollment. Dollar Cost Averaging Programs do not guarantee a profit or protect against investment losses.

On June 29, 2001, Hartford MidCap HLS Fund Sub-Account closed to new and subsequent Premium Payments and transfers of Contract Value. However, you are allowed to continue any Dollar Cost Averaging Program, InvestEase Program, Asset Rebalancing Program, or Automatic Income Program into the Hartford MidCap HLS Fund Sub-Account if you enrolled on or before June 29, 2001.

OTHER INFORMATION

ASSIGNMENT -- A non-qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.

A qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- Hartford Securities Distribution Company, Inc. ("HSD") serves as principal underwriter for the Contracts which are offered on a continuous basis. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the NASD. The principal business address of HSD is the same as ours.

Contracts will be sold by individuals who have been appointed by us as insurance agents and who are registered representatives of broker-dealers that have entered into selling agreements with HSD. We generally bear the expenses of



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providing services pursuant to Contracts, including the payment of expenses relating to the distribution of prospectuses for sales purposes as well as any advertising or sales literature (provided, however, we may offset some or all of these expenses by, among other things, administrative service fees received from Fund complexes).

Commissions -- We pay compensation to broker-dealers, financial institutions and other affiliated broker-dealers ("Financial Intermediaries") for the sale of the Contracts according to selling agreements with Financial Intermediaries. Affiliated broker-dealers also employ wholesalers in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value. Your Registered Representative may be compensated on a fee for services and/or commission basis.

We pay an up-front commission of up to 7% of your Contract Value at the time of sale to the Financial Intermediary that your Registered Representative is associated with. Your Registered Representative's Financial Intermediary may also receive on-going or trail commissions of generally not more than 1% of your Contract Value. Commissions range from 1% for Access Contracts to 7% for Core Contracts. Registered Representatives may have multiple options on how they wish to allocate their commissions and/or compensation. Compensation paid to your Registered Representative may also vary depending on the particular arrangements between your Registered Representative and their Financial Intermediary. We are not involved in determining your Registered Representative's compensation. You are encouraged to ask your Registered Representative about the basis upon which he or she will be personally compensated for the advice or recommendations provided in connection with this transaction.

Additional Payments -- In addition to commissions and any Rule 12b-1 fees, we or our affiliates pay significant additional compensation ("Additional Payments") to some Financial Intermediaries (who may or may not be affiliates), in connection with the promotion, sale and distribution of our variable annuities. Additional Payments are generally based on average net assets (or on aged assets) of the Contracts attributable to a particular Financial Intermediary; on sales of the Contracts attributable to a particular Financial Intermediary and/or on reimbursement of sales expenses. Additional Payments may take the form of, among other things: (1) sponsorship of due diligence meetings to educate Financial Intermediaries about our variable products; (2) payments for providing training and information relating to our variable products; (3) expense allowances and reimbursements; (3) override payments and bonuses; (4) personnel education or training; (5) marketing support fees (or allowances) for providing assistance in promoting the sale of our variable products; and/or (6) shareholder services, including sub-accounting and the preparation of account statements and other communications.

We are among several insurance companies that pay Additional Payments to certain Financial Intermediaries to receive "preferred" or recommended status. These privileges include our ability to gain additional or special access to sales staff, provide and/or attend training and other conferences; placement of our products on customer lists ("shelf-space arrangements"); and otherwise improve sales by featuring our products over others. We also may pay Additional Payments to certain key Financial Intermediaries based on assets under management.

Consistent with NASD Conduct Rules, we provide cash and non-cash compensation in the form of: (1) occasional meals and entertainment; (2) occasional tickets to sporting events; (3) nominal gifts (not to exceed $100 annually); (4) sponsorship of sales contests and/or promotions in which participants receive prizes such as travel awards, merchandise and recognition; (5) sponsorship of training and educational events; and/or (6) due diligence meetings. In addition to NASD rules governing limitations on these payments, we also follow our guidelines and those of Financial Intermediaries which may be more restrictive than NASD rules.

Additional Payments create a potential conflict of interest in the form of an additional financial incentive to the Registered Representative and/or Financial Intermediary to recommend the purchase of this Contract over another variable annuity or another investment option. For the fiscal year ended December 31, 2005, Additional Payments did not in the aggregate exceed approximately $48 million (excluding incidental corporate-sponsorship related perquisites).

As of December 31, 2005, we have entered into arrangements to make Additional Payments to the following Financial Intermediaries: A.G. Edwards & Sons, Inc., ABN AMRO Bank, N.V., Advest, Inc., Aegis Capital Advisors, LLC, AIG Advisors Group, Inc., AIG SunAmerica, American International Group, Inc., AMSouth Investment Services, Inc., Asset Management Securities, Associated Investment Services, Inc., B. C. Ziegler & Co., Banc of America Investment Services, Inc., Banc One Securities Corp., Bancnorth Investment Group, Inc., Bancwest Investment Services, Inc., BB&T Investment Services, Inc., BNY Investment Center of The Bank of New York Company, Inc., BOSC, Inc., BlueVase Securities, LLC., Cadaret Grant & Co., Inc., Cambridge Investment Research, Inc., Capital Analyst Inc., Capital Securities of America, Inc., Centaurus Financial, Inc., Citigroup, Inc. (various divisions and affiliates), Colonial Brokerage House (LifeMark Partners), Coordinated Capital Securities, Inc., Commerce Brokerage Services, Inc., Comerica Securities, Commonwealth Financial Network, Compass Brokerage, Inc., Crowell, Weedon & Co., Crown Capital Securities, L.P., Cuso Financial Services, L.P., Dortch Securities & Investments, Inc., Duerr Financial Corporation, Edward D. Jones & Co., L.P., Empire Securities, Inc., ePLANNING, Inc., Ferris, Baker Watts, Incorporated, FFP Securities, Inc., Fifth Third Securities, Inc., FIMCO Securities Group (Mequon, WI), Financial Network Services (or Investment) Corp., Fintegra Financial Services, LLC., First Allied Securities, Inc., First Citizens Investor Services, First Heartland Capital, Inc., First Montauk Securities Corp., First National Bank of Omaha, First Tennessee Brokerage, Inc., First Wall Street Corporation, Frost Brokerage Services, Inc., FSC Securities Corporation, Girard



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34                                           HARTFORD LIFE INSURANCE COMPANY

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Securities, Inc., Great American Advisors, Inc., H.D. Vest Investment Services
(subsidiary of Wells Fargo & Company), Harbour Investments, Inc., H & R Block Financial Advisors, Inc., Harvest Capital LLC, Heim & Young Securities, Hibernia Investments, L.L.C., Hong Kong and Shanghai Banking Corporation Limited (HSBC), The Huntington Investment Company, IFMG Securities, Inc. at Rockland Trust, Independent Financial Group, LLC, Infinex Financial Group, ING Advisors Network, Intersecurities, INC., Invest Financial Corp., Investacorp, Inc., Investment Professionals, Inc., Investors Capital Corporation, Investment Centers of America, Inc., Investment Professionals, Inc., Investors Capital Corp., James T. Borello & Co, Janney Montgomery Scott LLC, Jefferson Pilot Securities Corporation, J.J.B. Hilliard, W.L. Lyons, Inc., KMS Financial Services, Inc., Legg Mason Wood Walker, Incorporated, Leigh Baldwin & Co., LLC, Lincoln Financial Advisors Corp. (marketing name for Lincoln National Corp.), Linsco/Private Ledger Corp., Local Securities Corporation, M&T Securities, Inc., McDonald Investments Inc., Merrill Lynch Pierce Fenner & Smith, Morgan Keegan & Company, Inc, Morgan Stanley & Co., Inc. (various divisions and affiliates), Mutual Service Corporation, Natcity Investments, Inc., National Planning Corp., Newbridge Securities Corp., NEXT Financial Group, Inc., NFP Securities, Inc., North Ridge Securities Corp., ONB Investment Services, Inc., Oppenheimer & Co., Inc., Park Avenue Securities LLC, Parker/Hunter Incorporated, Partners Investment Network, Inc., Pension Planners Securities, Inc., People's Securities, Inc., PFIC Securities Corp., Piper Jaffray & Co., Prime Capital Services, Inc., Primevest Financial Services, Inc., Proequities, Inc., Prospera Financial Services, Inc., QA3 Financial Corp, Raymond James Financial Services, RBC Dain Rauscher Inc., Retirement Plan Advisors, Inc., Robert W. Baird & Co., Inc., Rogan & Assoc., Inc., Royal Alliance Assoc., Inc., Ryan Beck & Co., Scott & Stringfellow, Inc., Securian Financial Services, Inc., Securities America, Inc., Securities Service Network, Inc., Sigma Financial Corporation, SII Investments, Inc., Southtrust Securities, Inc., Stifel Nicolaus & Company, Incorporated, Sun Trust Bank, SunTrust Investment Services, Inc. -- Alexander Key Division, SWBC Investment Services, LLC, Synovus Securities, Inc., TFS Securities, Inc., TFS Securities, Inc., The Investment Center, Inc., Thurston, Springer, Miller, Herd & Titak, Inc.,Triad Advisors, Inc., UBOC Investment Services, Inc. (Union Bank of California, N.A.), UBS Financial Services, Inc., UMB Scout Brokerage Services, Inc., U.S. Bancorp Investments, Inc., Unionbanc Investment Services, LLC, Uvest Financial Services Group Inc., Valmark Securities, Inc., Wachovia Securities, LLC. (various divisions), Wall Street Financial Group, Inc., Walnut Street Securities, Inc., Webster Investment Services, Inc., Wells Fargo Brokerage Services, L.L.C., Wescom Financial Services, Wilbanks Securities, Inc., WM Financial Services, Inc., Woodbury Financial Services, Inc. (an affiliate of ours), WRP Investments, Inc., XCU Capital Corporation, Inc.

Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by NASD Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Registered Representative is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.

LEGAL MATTERS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual funds companies. These regulatory inquiries have focused on a number of mutual fund issues, including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual-fund related issues. The Hartford, which includes Hartford Life Insurance Company ("HLIC") and its affiliates, has received requests for information and subpoenas from the Securities and Exchange Commission ("SEC"), subpoenas from the New York Attorney General's Office, a subpoena from the Connecticut Attorney General's Office, requests for information from the Connecticut Securities and Investments Division of the Department of Banking, and requests for information from the New York Department of Insurance, in each case requesting documentation and other information regarding various mutual fund regulatory issues. The Hartford continues to cooperate fully with these regulators in these matters.

The SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing. The Hartford continues to cooperate fully with the SEC and the New York Attorney General's Office in these matters. The funds are available for purchase by the Separate Accounts of different variable universal life insurance policies, variable annuity products, and funding agreements, and they are offered directly to certain qualified retirement plans. Although existing products contain transfer restrictions between Sub-Accounts, some products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as a result of the settlement of litigation against The Hartford with respect to certain owners of older variable annuity contracts, The Hartford's ability to restrict transfers by these owners has, until recently, been limited. The Hartford has executed an agreement with the parties to the previously settled litigation which, together with separate agreements between these Contract Owners and their broker, has resulted in the exchange or surrender of substantially all of the variable annuity contracts that were the subject of the previously settled litigation. Pursuant to an agreement in principle reached in February 2005 with the Board of Directors of the HLS funds, The Hartford has indemnified the affected funds for material harm deemed to have been caused to the funds by frequent trading by these owners for the period from January 2, 2004 through December 31, 2005. The Hartford does not expect to incur additional costs pursuant to this agreement in principle in light of the exchange or surrender of these variable annuity contracts.



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The SEC's Division of Enforcement also is investigating aspects of The
Hartford's variable annuity and mutual fund operations related to directed brokerage and revenue sharing. The Hartford discontinued the use of directed brokerage in recognition of mutual fund sales in late 2003. The Hartford continues to cooperate fully with the SEC in these matters.

The Hartford has received subpoenas from the New York Attorney General's Office and the Connecticut Attorney General's Office requesting information relating to The Hartford's group annuity products, including single premium group annuities used in maturity or terminal funding programs. These subpoenas seek information about how various group annuity products are sold, how The Hartford selects mutual funds offered as investment options in certain group annuity products, and how brokers selling The Hartford's group annuity products are compensated. The Hartford continues to cooperate fully with these regulators in these matters.

To date, none of the SEC's and New York Attorney General's market timing investigation, the SEC's directed brokerage investigation, or the New York Attorney General's and Connecticut Attorney General's single premium group annuity investigation has resulted in the initiation of any formal action against The Hartford by these regulators. However, The Hartford believes that the SEC, the New York Attorney General's Office, and the Connecticut Attorney General's Office are likely to take some action against The Hartford at the conclusion of the respective investigations. The Hartford is engaged in active discussions with the SEC, the New York Attorney General's Office and the Connecticut Attorney General's Office. The potential timing of any resolution of any of these matters or the initiation of any formal action by any of these regulators is difficult to predict. Hartford Life, Inc. ("Hartford Life") recorded a charge of $66 million, after-tax, to establish a reserve for the market timing and directed brokerage matters in the first quarter of 2005. Based on recent developments, Hartford Life recorded an additional charge of $36 million, after-tax, in the fourth quarter of 2005, of which $14 million, after tax, was attributed to HLIC, to increase the reserve for the market timing, directed brokerage and single premium group annuity matters. This reserve is an estimate; in view of the uncertainties regarding the outcome of these regulatory investigations, as well as the tax-deductibility of payments, it is possible that the ultimate cost to Hartford Life of these matters could exceed the reserve by an amount that would have a material adverse effect on Hartford Life's consolidated results of operations or cash flows in a particular quarterly or annual period. It is reasonably possible that HLIC may ultimately be liable for all or a portion of the ultimate cost to Hartford Life in excess of the $14 million already attributed to HLIC. However, the ultimate liability of HLIC is not reasonably estimable at this time.

On May 24, 2005, The Hartford received a subpoena from the Connecticut Attorney General's Office seeking information about The Hartford's participation in finite reinsurance transactions in which there was no substantial transfer of risk between the parties. The Hartford is cooperating fully with the Connecticut Attorney General's Office in this matter.

On June 23, 2005, The Hartford received a subpoena from the New York Attorney General's Office requesting information relating to purchases of The Hartford's variable annuity products, or exchanges of other products for The Hartford's variable annuity products, by New York residents who were 65 or older at the time of the purchase or exchange. On August 25, 2005, The Hartford received an additional subpoena from the New York Attorney General's Office requesting information relating to purchases of or exchanges into The Hartford's variable annuity products by New York residents during the past five years where the purchase or exchange was funded using funds from a tax-qualified plan or where the variable annuity purchased or exchanged for was a Sub-Account of a tax-qualified plan or was subsequently put into a tax-qualified plan. The Hartford is cooperating fully with the New York Attorney General's Office in these matters.

On July 14, 2005, The Hartford received an additional subpoena from the Connecticut Attorney General's Office concerning The Hartford's structured settlement business. This subpoena requests information about The Hartford's sale of annuity products for structured settlements, and about the ways in which brokers are compensated in connection with the sale of these products. The Hartford is cooperating fully with the New York Attorney General's Office and the Connecticut Attorney General's Office in these matters.

The Hartford has received a request for information from the New York Attorney General's Office about issues relating to the reporting of workers' compensation premium. The Hartford is cooperating fully with the New York Attorney General's Office in this matter.

The Hartford does not expect any of these actions to result in a material adverse on the Separate Accounts or on the HLS funds that serve as underlying investments for these accounts.

MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:

Hartford Life Insurance Company
Attn: Investment Product Services
P.O. Box 5085
Hartford, Connecticut 06102-5085
Telephone:   1-800-862-6668 (Contract Owners)
             1-800-862-7155 (Registered Representatives)

FINANCIAL STATEMENTS

You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.



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FEDERAL TAX CONSIDERATIONS

A. INTRODUCTION

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Annuity Purchases by Nonresident Aliens and Foreign Corporations," regarding annuity purchases by non-U.S. Persons or residents.

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

In addition, this discussion does not address many of the tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.

THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Hartford is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING CONTRACTS NOT HELD IN TAX-QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

  1.  NON-NATURAL PERSONS AS OWNERS

Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

- A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

- A contract acquired by the estate of a decedent by reason of such decedent's death,

- Certain contracts acquired with respect to tax-qualified retirement arrangements,

- Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or



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- A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

  2.  OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

     A.  DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

   i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

  ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract." It is unclear what value should be used in determining the "income on the contract." We believe that the current Contract value (determined without regard to surrender charges) is an appropriate measure. However, the IRS could take the position that the value should be the current Contract value (determined without regard to surrender charges) increased by some measure of the value of certain future benefits.

 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

  iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

   v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

  vi. In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

     B.  DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

   i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

  ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

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 iii. Generally, nonperiodic amounts received or deemed received after the
      Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

     C.  AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(11) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.

     D.  10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
         PAYMENTS.

   i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

  ii. The 10% penalty tax will not apply to the following distributions:

     1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

     2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

     3.  Distributions attributable to a recipient's becoming disabled.

     4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary). In determining whether a payment stream designed to satisfy this exception qualifies, it is possible that the IRS could take the position that the entire interest in the Contract should include not only the current Contract value, but also some measure of the value of certain future benefits.

     5. Distributions made under certain annuities issued in connection with structured settlement agreements.

     6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e).

If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

     E. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come (1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and (4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

     F.  REQUIRED DISTRIBUTIONS

   i. Death of Contract Owner or Primary Annuitant

      Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

     1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least



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         as rapidly as under the method of distribution being used as of the date of such death;

     2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and

     3.  If the Contract Owner is not an individual, then for purposes of 1. or
         2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

  ii. Alternative Election to Satisfy Distribution Requirements

      If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner's death.

 iii. Spouse Beneficiary

      If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this Contract.

     G.  ADDITION OF RIDER OR MATERIAL CHANGE.

The addition of a rider to the Contract, or a material change in the Contract's provisions, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.

     H.  PARTIAL EXCHANGES.

The IRS in Rev. Rul. 2003-76 has confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange"). However, Rev. Rul. 2003-76 also refers to caveats and additional guidance in the companion Notice 2003-51, which discusses cases in which a partial exchange is followed by a surrender, withdrawal or other distribution from either the old contract or the new contract. Notice 2003-51 specifically indicates that the IRS is considering (1) under what circumstances it should treat a partial exchange followed by such a distribution within 24 months as presumptively for "tax avoidance" purposes (e.g., to avoid the income-out-first rules on amounts received under Code Section 72) and (2) what circumstances it should treat as rebutting such a presumption (e.g., death, disability, reaching age 59 1/2, divorce or loss of employment). Accordingly, we advise you to consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange.

  3.  DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

  4.  TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in



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regulations or revenue rulings under Code Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which contract owners may direct their investments to particular subaccounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.

For instance, the IRS in Rev. Rul. 2003-92 reiterated its position in prior rulings that, where shares in a fund offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such shares can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such shares should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such shares directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

The IRS in Rev. Rul. 2003-91 also indicated that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

D. FEDERAL INCOME TAX WITHHOLDING

The portion of an amount received under a Contract that is taxable gross income to the payee is also subject to federal income tax withholding, pursuant to Code Section 3405, which requires the following:

     1. Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless an individual elects not to have such tax withheld ("election out"). We will provide such an "election out" form at the time such a distribution is requested. If the necessary "election out" form is not submitted to us in a timely manner, generally we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.

     2. Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is generally subject to federal income tax withholding as if the payee were a married individual claiming 3 exemptions, unless the individual elects otherwise. An individual generally may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested. If the necessary "election out" forms are not submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit this amount to the IRS.

Regardless of any "election out" (or any amount of tax actually withheld) on an amount received from a Contract, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and mandatory withholding on U.S. source taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. ESTATE, GIFT AND GENERATION-SKIPPING TAX AND RELATED TAX CONSIDERATIONS

Any amount payable upon a Contract Owner's death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner's estate for federal estate tax purposes. Similarly, prior to the Contract Owner's death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a



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non-spouse beneficiary who either is (1) 37 1/2 or more years younger than a
Contract Owner or (2) a grandchild (or more remote further descendent) of a Contract Owner may have federal generation-skipping-transfer ("GST") tax consequences under Code Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code
Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code Section 691(c) or Section 1015(d). In addition, as indicated above in "Distributions Prior to the Annuity Commencement Date," the transfer of a Contract for less than adequate consideration during the Contract Owner's lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner's gross income, this same income amount could produce a corresponding increase in such Contract Owner's tax basis for such Contract that is carried over to the transferee's tax basis for such Contract under Code Section 72(e)(4)(C)(iii) and Section 1015.


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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION
     Safekeeping of Assets
     Independent Public Accountants
     Non-Participating
     Misstatement of Age or Sex
     Principal Underwriter
PERFORMANCE RELATED INFORMATION
     Total Return for all Sub-Accounts
     Yield for Sub-Accounts
     Money Market Sub-Accounts
     Additional Materials
     Performance Comparisons
ACCUMULATION UNIT VALUES
FINANCIAL STATEMENTS


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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts, accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider whether the Contract is a suitable investment if you are investing through a Qualified Plan.

THE FOLLOWING IS ONLY A GENERAL DISCUSSION ABOUT TYPES OF QUALIFIED PLANS FOR WHICH THE CONTRACTS MAY BE AVAILABLE. WE ARE NOT THE PLAN ADMINISTRATOR FOR ANY QUALIFIED PLAN. THE PLAN ADMINISTRATOR OR CUSTODIAN, WHICHEVER IS APPLICABLE, (BUT NOT US) IS RESPONSIBLE FOR ALL PLAN ADMINISTRATIVE DUTIES INCLUDING, BUT NOT LIMITED TO, NOTIFICATION OF DISTRIBUTION OPTIONS, DISBURSEMENT OF PLAN BENEFITS, HANDLING ANY PROCESSING AND ADMINISTRATION OF QUALIFIED PLAN LOANS, COMPLIANCE REGULATORY REQUIREMENTS AND FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS FROM THE PLAN TO PLAN PARTICIPANTS AND, IF APPLICABLE, BENEFICIARIES OF PLAN PARTICIPANTS AND IRA CONTRIBUTIONS FROM PLAN PARTICIPANTS. OUR ADMINISTRATIVE DUTIES ARE LIMITED TO ADMINISTRATION OF THE CONTRACT AND ANY DISBURSEMENTS OF ANY CONTRACT BENEFITS TO THE OWNER, ANNUITANT OR BENEFICIARY OF THE CONTRACT, AS APPLICABLE. OUR TAX REPORTING RESPONSIBILITY IS LIMITED TO FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS TO THE APPLICABLE PAYEE AND IRA CONTRIBUTIONS FROM THE OWNER OF A CONTRACT, AS RECORDED ON OUR BOOKS AND RECORDS. IF YOU ARE PURCHASING A QUALIFIED CONTRACT, YOU SHOULD CONSULT WITH YOUR PLAN ADMINISTRATOR AND/OR A QUALIFIED TAX ADVISER. YOU ALSO SHOULD CONSULT WITH A QUALIFIED TAX ADVISER AND/OR PLAN ADMINISTRATOR BEFORE YOU WITHDRAW ANY PORTION OF YOUR CONTRACT VALUE.

The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.

We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.

1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAs")

In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A , SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

TRADITIONAL IRAs Traditional IRAs are subject to limits on the amounts that may be contributed each year (which contribution limits are scheduled to increase over the next several years), the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.

You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or



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securities) into your Traditional IRA under certain circumstances, as indicated
below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plan if the distribution is not transferred directly to your Traditional IRA.

IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

SEP IRAs Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer, employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

SIMPLE IRAs The Savings Incentive Match Plan for Employees of Small Employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.

If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

ROTH IRAs Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax. In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA and under limited circumstances, as indicated below. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN

Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to



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limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.

In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefit once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")

Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" contract ("TSA") and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, such contributions may not exceed the lesser of an annual dollar limit (e.g., $44,000 in 2006) or 100% of the employee's "includable compensation" for his most recent full year of service, subject to other adjustments. Special provisions may allow certain employees to elect a different overall limitation.

A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

   a. after the employee reaches age 59 1/2;

   b. upon the employee's separation from service;

   c. upon the employee's death or disability; or

   d. in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below.

4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")

Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. In addition, under Code Section 457(d) a
Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).

All of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. However, where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer's general creditors.

5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS

Except under certain circumstances in the case of Roth IRAs, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.



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For non-periodic amounts from certain Qualified Contracts or Plans, Code
Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instances, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.

In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below. Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.

6. PENALTY TAXES FOR QUALIFIED PLANS

Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

a. PENALTY TAXES ON PREMATURE DISTRIBUTIONS Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

- made to a beneficiary (or to the employee's estate) on or after the employee's death;

- attributable to the employee's becoming disabled under Code Section 72(m)(7);

- part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

- (except for IRAs) made to an employee after separation from service after reaching age 55; or

- not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

- made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

- for a qualified first-time home buyer and meets the requirements of Code
  Section 72(t)(8).

If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied RETROACTIVELY TO ALL THE PRIOR PERIODIC PAYMENTS (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

b. RMDS AND 50% PENALTY TAX If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

- the calendar year in which the individual attains age 70 1/2, or

- (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.

The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --

(a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

(b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the



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HARTFORD LIFE INSURANCE COMPANY                                           47

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individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.

If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.

In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.

7. TAX WITHHOLDING FOR QUALIFIED PLANS

Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."

Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens or resident aliens of the United States.

Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

8. ROLLOVER DISTRIBUTIONS

The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan fiduciaries (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.

For instance, generally any amount can be transferred directly from one type of Qualified Plan (e.g., a TSA) to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan (e.g., a TSA that is subject to the same kinds of salary reduction restrictions). Such a "direct transfer" between the same kind of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.

By contrast, an amount distributed from one type of Plan (e.g., a TSA) into a different type of Plan (e.g., a Traditional IRA) generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan fiduciary) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan fiduciary by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient.

Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either:

   a. an RMD amount;

   b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the



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48                                           HARTFORD LIFE INSURANCE COMPANY

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      life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

   c. any distribution made upon hardship of the employee.

Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.

Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).

Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse), Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS.

9. QUALIFIED HURRICANE RELIEF

The Katrina Emergency Tax Relief Act of 2005 ("KETRA"), signed by the President on September 23, 2005, contains several provisions regarding distributions from qualified plans for participants who were affected by Hurricane Katrina. Generally, KETRA allows eligible persons to take distributions from their retirement plans without being subject to the 10% penalty on early distributions and permits the income portion of such distribution to be included in taxable income ratably over a three-year period. KETRA also allows such distributed amounts to be recontributed to the retirement plan within three years and such re-contribution will be treated as a rollover contribution, thus avoiding taxation of the distributed amounts. The total amount of qualified KETRA distributions that an eligible person may receive from all qualified plans is limited to $100,000. KETRA also provides relief for certain qualified plan withdrawals made in connection with home purchases which were cancelled because of Hurricane Katrina and modifies the qualified plan loan rules for certain loans taken by eligible persons. These qualified plan provisions of KETRA were extended to certain victims of Hurricanes Rita and Wilma through the enactment of the Gulf Opportunity Zone Act signed by the President on December 21, 2005. The IRS is preparing further guidance regarding these relief provisions for the victims of the Hurricanes and is drafting Form 8915 for use by eligible persons for reporting qualified plan distributions and determining the amount to be included in taxable income. You should check the IRS's web site to determine if your residence was in an area of hurricane impact which entitles you to the relief being sought. KETRA and the Gulf Opportunity Zone Act contain tax relief provisions in addition to the qualified plan provisions described above and the IRS has designated areas in the hurricane impacted states for different types of tax relief.


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APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES

OPTIONAL DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $108,000. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

$  100,000   Premium Payment
$    5,000   Interest of 5%
-----------
$  105,000   Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

$   10,000   partial Surrender divided by
$  108,000   Contract Value prior to Surrender equals
    .09259   multiplied by
$  105,000   Interest Accumulation Value for a total of
$    9,722   to be deducted from the Interest Accumulation Value equals
-----------
$   95,278   the new Interest Accumulation Value

EXAMPLE 2

Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $92,000. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

$  100,000   Premium Payment
$    5,000   Interest of 5%
-----------
$  105,000   Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

$   10,000   partial Surrender divided by
$   92,000   Contract Value prior to Surrender equals
    .10870   multiplied by
$  105,000   Interest Accumulation Value for a total of
$   11,413   to be deducted from the Interest Accumulation Value equals
-----------
$   93,587   the New Interest Accumulation Value



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50                                           HARTFORD LIFE INSURANCE COMPANY

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EARNINGS PROTECTION BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $40,000,

- On the day we calculate the Death Benefit, your Contract Value was $140,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($40,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals -- $10,000 which is less than zero, so there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($140,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Add any adjustments for partial Surrenders ($0).

So the Contract gain equals $40,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($0),

Which equals $100,000. The cap is 200% of $100,000 which is $200,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $40,000 or $16,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $156,000.



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HARTFORD LIFE INSURANCE COMPANY                                           51

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EXAMPLE 2

Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $60,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($60,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($100,000)

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals +$10,000 which is greater than zero, so there is a $10,000 adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($120,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Add any adjustments for partial Surrenders ($10,000),

So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($10,000)

Which equals $90,000. The cap is 200% of $90,000 which is $180,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $30,000 or $12,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $132,000.


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APPENDIX III -- THE HARTFORD'S PRINCIPAL FIRST -- EXAMPLES

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S PRINCIPAL FIRST WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

- Your Benefit Amount is $100,000, which is your initial Premium Payment.

- Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

- Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We re-calculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We re-calculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."

Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 7% of the greater of your New Contract Value and New Benefit Amount, which is $6,300.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We re-calculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), and we have to re-calculate your Benefit Payment.

We re-calculate the Benefit Payment by comparing the "old" Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.

EXAMPLE 7: IF YOU ELECT TO "STEP-UP" THE HARTFORD'S PRINCIPAL FIRST AFTER THE 5TH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP-UP IS $200,000, THEN

- We re-calculate your Benefit Amount to equal your Contract Value, which is $200,000.

- Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

HARTFORD LIFE INSURANCE COMPANY                                           53

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APPENDIX IV -- ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. A table showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits is shown in the Statement of Additional Information, which you may obtain free of charge by calling us at 1-800-862-6668.

                                                                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                                                     2005     2004    2003     2002     2001    2000
-----------------------------------------------------------------------------------------------------------------------------------
MERCURY GLOBAL GROWTH V.I. FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                              $0.847   $0.746  $0.567   $0.796   $1.024      --
    Accumulation Unit Value at end of period                                    $0.961   $0.847  $0.746   $0.567   $0.796      --
    Number of Accumulation Units outstanding at end of period (in thousands)        21       22      24       26       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                             $10.583   $9.336      --       --       --      --
    Accumulation Unit Value at end of period                                   $11.901  $10.583      --       --       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)        --       --      --       --       --      --
MERCURY LARGE CAP GROWTH V.I. FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                              $0.869   $0.822  $0.619   $0.820   $0.943      --
    Accumulation Unit Value at end of period                                    $0.948   $0.869  $0.822   $0.619   $0.820      --
    Number of Accumulation Units outstanding at end of period (in thousands)         9        9      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                             $10.414  $10.271      --       --       --      --
    Accumulation Unit Value at end of period                                   $11.260  $10.414      --       --       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)        --       --      --       --       --      --
HARTFORD ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                              $0.952   $0.933  $0.801   $0.945   $1.007  $1.023
    Accumulation Unit Value at end of period                                    $1.004   $0.952  $0.933   $0.801   $0.945  $1.007
    Number of Accumulation Units outstanding at end of period (in thousands)    14,671   18,261  19,177   72,930   54,471  17,283
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                              $0.934   $0.927      --       --       --      --
    Accumulation Unit Value at end of period                                    $0.976   $0.934      --       --       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)        --       --      --       --       --      --
HARTFORD CAPITAL APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                              $1.131   $0.964  $0.688   $0.872   $0.952  $0.995
    Accumulation Unit Value at end of period                                    $1.285   $1.131  $0.964   $0.688   $0.872  $0.952
    Number of Accumulation Units outstanding at end of period (in thousands)    20,480   24,245  23,782   80,066   59,733  18,923
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                              $1.113   $0.970      --       --       --      --
    Accumulation Unit Value at end of period                                    $1.254   $1.113      --       --       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)        --       --      --       --       --      --
HARTFORD DISCIPLINED EQUITY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                              $0.872   $0.818  $0.646   $0.872   $0.964  $1.037
    Accumulation Unit Value at end of period                                    $0.914   $0.872  $0.818   $0.646   $0.872  $0.964
    Number of Accumulation Units outstanding at end of period (in thousands)     2,207    1,751   1,753    9,068    6,850   2,378

54                                           HARTFORD LIFE INSURANCE COMPANY

----------------------------------------------------------------------------

                                                                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                                                     2005     2004    2003     2002     2001    2000
-----------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
     PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                              $0.850   $0.816      --       --       --      --
    Accumulation Unit Value at end of period                                    $0.883   $0.850      --       --       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)        --       --      --       --       --      --
HARTFORD DIVIDEND AND GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                              $1.309   $1.184  $0.950   $1.126   $1.193  $1.139
    Accumulation Unit Value at end of period                                    $1.364   $1.309  $1.184   $0.950   $1.126  $1.193
    Number of Accumulation Units outstanding at end of period (in thousands)    12,452   12,925  12,310   32,223   15,964   2,288
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                              $1.071   $0.978      --       --       --      --
    Accumulation Unit Value at end of period                                    $1.106   $1.071      --       --       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)        --       --      --       --       --      --
HARTFORD EQUITY INCOME HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                              $1.155   $1.073  $1.000       --       --      --
    Accumulation Unit Value at end of period                                    $1.190   $1.155  $1.073       --       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)     1,467      695      12       --       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                              $1.144   $1.063      --       --       --      --
    Accumulation Unit Value at end of period                                    $1.169   $1.144      --       --       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)        11       --      --       --       --      --
HARTFORD FOCUS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                              $0.976   $0.962  $0.762   $1.028   $1.000      --
    Accumulation Unit Value at end of period                                    $1.054   $0.976  $0.962   $0.762   $1.028      --
    Number of Accumulation Units outstanding at end of period (in thousands)     2,265    2,378   2,171    1,789      792      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                              $0.954   $0.952      --       --       --      --
    Accumulation Unit Value at end of period                                    $1.022   $0.954      --       --       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)        --       --      --       --       --      --
HARTFORD GLOBAL ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                              $0.988   $0.892  $0.742   $0.828   $0.898  $0.923
    Accumulation Unit Value at end of period                                    $1.004   $0.988  $0.892   $0.742   $0.828  $0.898
    Number of Accumulation Units outstanding at end of period (in thousands)       756      502     447    2,195    1,889   1,172
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                              $0.964   $0.899      --       --       --      --
    Accumulation Unit Value at end of period                                    $0.971   $0.964      --       --       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)        --       --      --       --       --      --
HARTFORD GLOBAL COMMUNICATIONS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                              $0.940   $0.776  $0.492   $0.709   $1.000      --
    Accumulation Unit Value at end of period                                    $1.097   $0.940  $0.776   $0.492   $0.709      --
    Number of Accumulation Units outstanding at end of period (in thousands)       404      452     447      410      163      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                              $0.919   $0.784      --       --       --      --
    Accumulation Unit Value at end of period                                    $1.063   $0.919      --       --       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)        --       --      --       --       --      --

HARTFORD LIFE INSURANCE COMPANY                                           55

----------------------------------------------------------------------------

                                                                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                                                     2005     2004    2003     2002     2001    2000
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                              $1.072   $0.970  $0.757   $0.949   $1.000      --
    Accumulation Unit Value at end of period                                    $1.163   $1.072  $0.970   $0.757   $0.949      --
    Number of Accumulation Units outstanding at end of period (in thousands)       718      837     826      619      223      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                              $1.047   $0.973      --       --       --      --
    Accumulation Unit Value at end of period                                    $1.127   $1.047      --       --       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)        --       --      --       --       --      --
HARTFORD GLOBAL HEALTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                              $1.733   $1.563  $1.201   $1.472   $1.466  $1.345
    Accumulation Unit Value at end of period                                    $1.916   $1.733  $1.563   $1.201   $1.472  $1.466
    Number of Accumulation Units outstanding at end of period (in thousands)       615      699     605    3,030    2,420     908
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                              $1.691   $1.595      --       --       --      --
    Accumulation Unit Value at end of period                                    $1.853   $1.691      --       --       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)        --       --      --       --       --      --
HARTFORD GLOBAL LEADERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                              $0.834   $0.712  $0.534   $0.675   $0.822  $0.896
    Accumulation Unit Value at end of period                                    $0.841   $0.834  $0.712   $0.534   $0.675  $0.822
    Number of Accumulation Units outstanding at end of period (in thousands)     2,769    2,266   1,828    9,391    8,399   4,264
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                              $0.813   $0.725      --       --       --      --
    Accumulation Unit Value at end of period                                    $0.813   $0.813      --       --       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)        --       --      --       --       --      --
HARTFORD GLOBAL TECHNOLOGY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                              $0.450   $0.451  $0.284   $0.470   $0.620  $0.916
    Accumulation Unit Value at end of period                                    $0.491   $0.450  $0.451   $0.284   $0.470  $0.620
    Number of Accumulation Units outstanding at end of period (in thousands)       464      624     658    4,076    3,429   1,440
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                              $0.439   $0.462      --       --       --      --
    Accumulation Unit Value at end of period                                    $0.475   $0.439      --       --       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)        --       --      --       --       --      --
HARTFORD GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                              $1.236   $1.118  $0.856   $0.976       --      --
    Accumulation Unit Value at end of period                                    $1.272   $1.236  $1.118   $0.856       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)     3,109    2,968   2,039      503       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                              $1.212   $1.140      --       --       --      --
    Accumulation Unit Value at end of period                                    $1.237   $1.212      --       --       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)        24       --      --       --       --      --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                              $1.248   $1.083  $0.766   $0.986       --      --
    Accumulation Unit Value at end of period                                    $1.427   $1.248  $1.083   $0.766       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)     3,389    2,037   1,090      193       --      --

56                                           HARTFORD LIFE INSURANCE COMPANY

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
                                                                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                                                     2005     2004    2003     2002     2001    2000
-----------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                              $1.224   $1.102      --       --       --      --
    Accumulation Unit Value at end of period                                    $1.388   $1.224      --       --       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)        --       --      --       --       --      --
HARTFORD HIGH YIELD HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                              $1.192   $1.129  $0.932   $1.018   $1.008  $1.019
    Accumulation Unit Value at end of period                                    $1.197   $1.192  $1.129   $0.932   $1.018  $1.008
    Number of Accumulation Units outstanding at end of period (in thousands)     2,144    3,742   3,919    6,199    3,538     508
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                              $1.163   $1.120      --       --       --      --
    Accumulation Unit Value at end of period                                    $1.157   $1.163      --       --       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)        --       16      --       --       --      --
HARTFORD INDEX HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                              $0.847   $0.780  $0.619   $0.812   $0.942  $1.026
    Accumulation Unit Value at end of period                                    $0.870   $0.847  $0.780   $0.619   $0.812  $0.942
    Number of Accumulation Units outstanding at end of period (in thousands)     2,996    3,749   3,573   12,975    9,109   3,465
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                              $0.826   $0.780      --       --       --      --
    Accumulation Unit Value at end of period                                    $0.841   $0.826      --       --       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)        --       64      --       --       --      --
HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                              $1.263   $1.030  $0.694   $0.852   $1.000      --
    Accumulation Unit Value at end of period                                    $1.318   $1.263  $1.030   $0.694   $0.852      --
    Number of Accumulation Units outstanding at end of period (in thousands)     5,041    3,625   1,429      963      387      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                              $1.235   $1.056      --       --       --      --
    Accumulation Unit Value at end of period                                    $1.278   $1.235      --       --       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)        --       --      --       --       --      --
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                              $0.775   $0.667  $0.510   $0.632   $0.791  $0.844
    Accumulation Unit Value at end of period                                    $0.873   $0.775  $0.667   $0.510   $0.632  $0.791
    Number of Accumulation Units outstanding at end of period (in thousands)     2,488    1,513   1,367    3,788    2,788   1,718
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                              $1.030   $0.904      --       --       --      --
    Accumulation Unit Value at end of period                                    $1.151   $1.030      --       --       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)        --       --      --       --       --      --
HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                              $1.508   $1.312  $0.868   $0.930   $1.000      --
    Accumulation Unit Value at end of period                                    $1.759   $1.508  $1.312   $0.868   $0.930      --
    Number of Accumulation Units outstanding at end of period (in thousands)     1,591    1,142     770      478       33      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                              $1.474   $1.321      --       --       --      --
    Accumulation Unit Value at end of period                                    $1.704   $1.474      --       --       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)        --       --      --       --       --      --

HARTFORD LIFE INSURANCE COMPANY                                           57

----------------------------------------------------------------------------

                                                                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                                                     2005     2004    2003     2002     2001    2000
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                              $1.264   $1.104  $0.816   $0.967   $1.020  $1.072
    Accumulation Unit Value at end of period                                    $1.452   $1.264  $1.104   $0.816   $0.967  $1.020
    Number of Accumulation Units outstanding at end of period (in thousands)       378      419     436   14,807   19,363   9,591
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                              $1.233   $1.109      --       --       --      --
    Accumulation Unit Value at end of period                                    $1.404   $1.233      --       --       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)        --       --      --       --       --      --
HARTFORD MIDCAP VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                              $1.363   $1.192  $0.846   $0.989   $1.000      --
    Accumulation Unit Value at end of period                                    $1.474   $1.363  $1.192   $0.846   $0.989      --
    Number of Accumulation Units outstanding at end of period (in thousands)    13,399   14,699  13,501   10,716    3,237      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                              $1.332   $1.193      --       --       --      --
    Accumulation Unit Value at end of period                                    $1.428   $1.332      --       --       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)        --       --      --       --       --      --
HARTFORD MONEY MARKET HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                              $1.039   $1.047  $1.057   $1.060   $1.037  $1.025
    Accumulation Unit Value at end of period                                    $1.051   $1.039  $1.047   $1.057   $1.060  $1.037
    Number of Accumulation Units outstanding at end of period (in thousands)     2,891    3,414   4,800   25,240   18,761   3,310
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                              $0.963   $0.977      --       --       --      --
    Accumulation Unit Value at end of period                                    $0.966   $0.963      --       --       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)        --       --      --       --       --      --
HARTFORD MORTGAGE SECURITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                              $1.253   $1.224  $1.217   $1.144   $1.082  $1.047
    Accumulation Unit Value at end of period                                    $1.261   $1.253  $1.224   $1.217   $1.144  $1.082
    Number of Accumulation Units outstanding at end of period (in thousands)     3,345    3,993   5,505   12,981    3,970     333
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                              $1.222   $1.210      --       --       --      --
    Accumulation Unit Value at end of period                                    $1.219   $1.222      --       --       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)        --       13      --       --       --      --
HARTFORD SMALLCAP GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                              $1.223   $1.078  $0.731   $0.932       --      --
    Accumulation Unit Value at end of period                                    $1.336   $1.223  $1.078   $0.731       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)     4,858    4,224   3,085      546       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                              $1.200   $1.128      --       --       --      --
    Accumulation Unit Value at end of period                                    $1.299   $1.200      --       --       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)        --       --      --       --       --      --
HARTFORD SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                              $0.695   $0.630  $0.411   $0.600   $0.716  $0.800
    Accumulation Unit Value at end of period                                    $0.827   $0.695  $0.630   $0.411   $0.600  $0.716
    Number of Accumulation Units outstanding at end of period (in thousands)     2,199    3,022   3,209   14,586   10,611   5,429

58                                           HARTFORD LIFE INSURANCE COMPANY

----------------------------------------------------------------------------

                                                                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                                                     2005     2004    2003     2002     2001    2000
-----------------------------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
     PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                              $1.061   $1.008      --       --       --      --
    Accumulation Unit Value at end of period                                    $1.251   $1.061      --       --       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)        --       --      --       --       --      --
HARTFORD STOCK HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                              $0.791   $0.772  $0.621   $0.833   $0.965  $1.014
    Accumulation Unit Value at end of period                                    $0.852   $0.791  $0.772   $0.621   $0.833  $0.965
    Number of Accumulation Units outstanding at end of period (in thousands)     8,357    8,978   9,035   44,390   40,157  16,394
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                              $0.828   $0.818      --       --       --      --
    Accumulation Unit Value at end of period                                    $0.885   $0.828      --       --       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)        --       --      --       --       --      --
HARTFORD TOTAL RETURN BOND HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                              $1.377   $1.339  $1.262   $1.166   $1.091  $1.050
    Accumulation Unit Value at end of period                                    $1.387   $1.377  $1.339   $1.262   $1.166  $1.091
    Number of Accumulation Units outstanding at end of period (in thousands)     7,858    9,293  10,136   26,330   12,849   1,197
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                              $1.196   $1.181      --       --       --      --
    Accumulation Unit Value at end of period                                    $1.195   $1.196      --       --       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)        --       74      --       --       --      --
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                              $1.078   $1.074  $1.069   $1.007       --      --
    Accumulation Unit Value at end of period                                    $1.076   $1.078  $1.074   $1.069       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)    12,202   12,605  15,668   10,231       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                              $1.057   $1.066      --       --       --      --
    Accumulation Unit Value at end of period                                    $1.046   $1.057      --       --       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)        --       --      --       --       --      --
HARTFORD VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                              $1.045   $0.960  $0.759   $0.998   $1.000      --
    Accumulation Unit Value at end of period                                    $1.110   $1.045  $0.960   $0.759   $0.998      --
    Number of Accumulation Units outstanding at end of period (in thousands)     6,354    7,201   6,626    4,127      918      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                              $1.021   $0.951      --       --       --      --
    Accumulation Unit Value at end of period                                    $1.076   $1.021      --       --       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)        13       --      --       --       --      --
HARTFORD VALUE OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                              $1.296   $1.109  $0.795   $0.975       --      --
    Accumulation Unit Value at end of period                                    $1.380   $1.296  $1.109   $0.795       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)     2,291    1,209     775       56       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                              $1.271   $1.130      --       --       --      --
    Accumulation Unit Value at end of period                                    $1.342   $1.271      --       --       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)        --       --      --       --       --      --

To obtain a Statement of Additional Information, please complete the form below and mail to:

         Hartford Life Insurance Company
         Attn: Investment Product Services
         P.O. Box 5085
         Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information for Series I and Series IR of The Director Solution Outlook variable annuity to me at the following address:


----------------------------------------------------------------
                             Name

----------------------------------------------------------------
                            Address

----------------------------------------------------------------
  City/State                                        Zip Code

                                    PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                       HARTFORD LIFE INSURANCE COMPANY

                             SEPARATE ACCOUNT TWO

            SERIES I AND SERIES IR OF THE DIRECTOR SOLUTION OUTLOOK

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus.

To obtain a prospectus, send a written request to Hartford Life Insurance Company Attn: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.

Date of Prospectus: May 1, 2006
Date of Statement of Additional Information: May 1, 2006

TABLE OF CONTENTS

GENERAL INFORMATION                                                                                                             2
     Safekeeping of Assets                                                                                                      2
     Experts                                                                                                                    2
     Non-Participating                                                                                                          2
     Misstatement of Age or Sex                                                                                                 2
     Principal Underwriter                                                                                                      2
PERFORMANCE RELATED INFORMATION                                                                                                 2
     Total Return for all Sub-Accounts                                                                                          2
     Yield for Sub-Accounts                                                                                                     3
     Money Market Sub-Accounts                                                                                                  3
     Additional Materials                                                                                                       3
     Performance Comparisons                                                                                                    3
ACCUMULATION UNIT VALUES                                                                                                        4
FINANCIAL STATEMENTS                                                                                                         SA-1

2                                            HARTFORD LIFE INSURANCE COMPANY

----------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS

The consolidated balance sheets of Hartford Life Insurance Company (the "Company") as of December 31, 2005 and 2004, and the related consolidated statements of income, changes in stockholder's equity and cash flows for each of the three years in the period ended December 31, 2005 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 22, 2006 (which report expresses an unqualified opinion and includes an explanatory paragraph relating to the Company's change in its method of accounting for certain nontraditional long-duration contracts and for separate accounts in 2004) and the statements of assets and liabilities of Hartford Life Insurance Company Separate Account Two (the "Account") as of December 31, 2005, and the related statements of operations and of changes in net assets and the financial highlights for the respective stated periods then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 22, 2006, which reports are both included in this Statement of Additional Information and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.

NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

The Contracts, which are offered continuously, are distributed by Hartford Securities Distribution Company, Inc. ("HSD"). HSD serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.

Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2005:
$39,158,097; 2004: $128,384,046; and 2003: $122,827,182.

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

HARTFORD LIFE INSURANCE COMPANY                                            3

----------------------------------------------------------------------------

The formula Hartford uses to calculate standardized total return is P(1+T) TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.

The formula Hartford uses to calculate yield is: YIELD = 2[(a - b/cd +1) TO THE POWER OF 6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

4                                            HARTFORD LIFE INSURANCE COMPANY

----------------------------------------------------------------------------

ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows all possible Accumulation Unit Values corresponding to all combinations of optional benefits. A table showing only the highest and lowest possible Accumulation Unit Values is shown in the prospectus, which assumes you select either no optional benefits or all optional benefits.

                                                                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                                                     2005     2004    2003     2002     2001    2000
-----------------------------------------------------------------------------------------------------------------------------------
MERCURY GLOBAL GROWTH V.I. FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                              $0.847   $0.746  $0.567   $0.796   $1.024      --
    Accumulation Unit Value at end of period                                    $0.961   $0.847  $0.746   $0.567   $0.796      --
    Number of Accumulation Units outstanding at end of period (in thousands)        21       22      24       26       --      --
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                              $0.840   $0.741  $0.564   $0.793   $1.022      --
    Accumulation Unit Value at end of period                                    $0.952   $0.840  $0.741   $0.564   $0.793      --
    Number of Accumulation Units outstanding at end of period (in thousands)        30       --      --       --       --      --
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                              $1.076   $0.949  $0.723   $0.917       --      --
    Accumulation Unit Value at end of period                                    $1.218   $1.076  $0.949   $0.723       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)        --       --      --       --       --      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                              $1.071   $0.947  $0.722   $0.718       --      --
    Accumulation Unit Value at end of period                                    $1.211   $1.071  $0.947   $0.722       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)        20       22      24        8       --      --
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                              $1.071   $0.947  $0.722   $0.917       --      --
    Accumulation Unit Value at end of period                                    $1.211   $1.071  $0.947   $0.722       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)        20       22      24        8       --      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                              $0.833   $0.733      --       --       --      --
    Accumulation Unit Value at end of period                                    $0.940   $0.833      --       --       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)        --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                              $0.833   $0.738  $0.563   $0.561       --      --
    Accumulation Unit Value at end of period                                    $0.940   $0.833  $0.738   $0.563       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)        --       --      --       --       --      --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                              $1.066   $0.944  $0.721   $0.718       --      --
    Accumulation Unit Value at end of period                                    $1.203   $1.066  $0.944   $0.721       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)        --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                              $8.270   $7.283      --       --       --      --
    Accumulation Unit Value at end of period                                    $9.318   $8.270      --       --       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)        --       --      --       --       --      --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                              $1.062   $0.936      --       --       --      --
    Accumulation Unit Value at end of period                                    $1.197   $1.062      --       --       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)        --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                              $1.062   $0.942  $0.721   $0.718       --      --
    Accumulation Unit Value at end of period                                    $1.197   $1.062  $0.942   $0.721       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)        --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                             $10.583   $9.336      --       --       --      --
    Accumulation Unit Value at end of period                                   $11.901  $10.583      --       --       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)        --       --      --       --       --      --

HARTFORD LIFE INSURANCE COMPANY                                            5

----------------------------------------------------------------------------

                                                                                              AS OF DECEMBER 31,
SUB-ACCOUNT                                                                     2005     2004    2003     2002     2001    2000
-----------------------------------------------------------------------------------------------------------------------------------
MERCURY LARGE CAP GROWTH V.I. FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                              $0.869   $0.822  $0.619   $0.820   $0.943      --
    Accumulation Unit Value at end of period                                    $0.948   $0.869  $0.822   $0.619   $0.820      --
    Number of Accumulation Units outstanding at end of period (in thousands)         9        9      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                              $0.862   $0.817  $0.616   $0.817   $0.942      --
    Accumulation Unit Value at end of period                                    $0.939   $0.862  $0.817   $0.616   $0.817      --
    Number of Accumulation Units outstanding at end of period (in thousands)        76       25      25       --       --      --
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                              $1.059   $1.004  $0.757   $0.937       --      --
    Accumulation Unit Value at end of period                                    $1.152   $1.059  $1.004   $0.757       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)        --       --      --       --       --      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                              $1.054   $1.001  $0.757   $0.737       --      --
    Accumulation Unit Value at end of period                                    $1.146   $1.054  $1.001   $0.757       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)         6        6       3       --       --      --
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                              $1.054   $1.001  $0.757   $0.937       --      --
    Accumulation Unit Value at end of period                                    $1.146   $1.054  $1.001   $0.757       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)         6        6       3       --       --      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                              $0.855   $0.841      --       --       --      --
    Accumulation Unit Value at end of period                                    $0.928   $0.855      --       --       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)        --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                              $0.855   $0.813  $0.615   $0.600       --      --
    Accumulation Unit Value at end of period                                    $0.928   $0.855  $0.813   $0.615       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)        --       --      --       --       --      --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                              $1.049   $0.998  $0.756   $0.737       --      --
    Accumulation Unit Value at end of period                                    $1.138   $1.049  $0.998   $0.756       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)        --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                              $8.484   $8.353      --       --       --      --
    Accumulation Unit Value at end of period                                    $9.192   $8.484      --       --       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)        --       --      --       --       --      --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                              $1.045   $1.030      --       --       --      --
    Accumulation Unit Value at end of period                                    $1.132   $1.045      --       --       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)        --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                              $1.045   $0.996  $0.755   $0.737       --      --
    Accumulation Unit Value at end of period                                    $1.132   $1.045  $0.996   $0.755       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)        --       --      --       --       --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                             $10.414  $10.271      --       --       --      --
    Accumulation Unit Value at end of period                                   $11.260  $10.414      --       --       --      --
    Number of Accumulation Units outstanding at end of period (in thousands)        --       --      --       --       --      --

6                                            HARTFORD LIFE INSURANCE COMPANY

----------------------------------------------------------------------------

                                                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                                                                          2005    2004    2003   2002    2001    2000
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                   $0.952  $0.933 $0.801  $0.945  $1.007 $1.023
    Accumulation Unit Value at end of period                                         $1.004  $0.952 $0.933  $0.801  $0.945 $1.007
    Number of Accumulation Units outstanding at end of period (in thousands)         14,671  18,261 19,177  72,930  54,471 17,283
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                   $0.945  $0.928 $0.798  $0.942  $1.006 $1.022
    Accumulation Unit Value at end of period                                         $0.995  $0.945 $0.928  $0.798  $0.942 $1.006
    Number of Accumulation Units outstanding at end of period (in thousands)          2,981   3,388  3,428   7,644   6,575  1,505
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                   $0.945  $0.928 $0.798  $0.943  $1.020     --
    Accumulation Unit Value at end of period                                         $0.994  $0.945 $0.928  $0.798  $0.943     --
    Number of Accumulation Units outstanding at end of period (in thousands)            735     888    984   7,031   5,621     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $0.938  $0.923 $0.795  $0.764      --     --
    Accumulation Unit Value at end of period                                         $0.985  $0.938 $0.923  $0.795      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)         22,858  24,876 25,241  17,994      --     --
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                   $0.938  $0.923 $0.795  $0.941  $1.018     --
    Accumulation Unit Value at end of period                                         $0.985  $0.938 $0.923  $0.795  $0.941     --
    Number of Accumulation Units outstanding at end of period (in thousands)         22,858  24,876 25,241  17,994   2,085     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $0.937  $0.927     --      --      --     --
    Accumulation Unit Value at end of period                                         $0.983  $0.937     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)          1,683   1,649     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $0.937  $0.923 $0.797  $0.766      --     --
    Accumulation Unit Value at end of period                                         $0.983  $0.937 $0.923  $0.797      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)          1,683   1,649  1,619   1,216      --     --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $0.933  $0.920 $0.794  $0.764      --     --
    Accumulation Unit Value at end of period                                         $0.978  $0.933 $0.920  $0.794      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)            234     458    640     586      --     --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $0.933  $0.924     --      --      --     --
    Accumulation Unit Value at end of period                                         $0.978  $0.933     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)            715     883     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $0.930  $0.921     --      --      --     --
    Accumulation Unit Value at end of period                                         $0.973  $0.930     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)            390     469     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $0.930  $0.918 $0.794  $0.764      --     --
    Accumulation Unit Value at end of period                                         $0.973  $0.930 $0.918  $0.794      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)            390     469    177     368      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $0.934  $0.927     --      --      --     --
    Accumulation Unit Value at end of period                                         $0.976  $0.934     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)             --      --     --      --      --     --

HARTFORD LIFE INSURANCE COMPANY                                            7

----------------------------------------------------------------------------

                                                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                                                                          2005    2004    2003   2002    2001    2000
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                   $1.131  $0.964 $0.688  $0.872  $0.952 $0.995
    Accumulation Unit Value at end of period                                         $1.285  $1.131 $0.964  $0.688  $0.872 $0.952
    Number of Accumulation Units outstanding at end of period (in thousands)         20,480  24,245 23,782  80,066  59,733 18,923
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                   $1.123  $0.958 $0.686  $0.870  $0.951 $0.994
    Accumulation Unit Value at end of period                                         $1.274  $1.123 $0.958  $0.686  $0.870 $0.951
    Number of Accumulation Units outstanding at end of period (in thousands)          3,223   3,420  2,983   9,721   7,697  2,125
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                   $1.122  $0.958 $0.686  $0.870  $1.004     --
    Accumulation Unit Value at end of period                                         $1.272  $1.122 $0.958  $0.686  $0.870     --
    Number of Accumulation Units outstanding at end of period (in thousands)          1,139   1,260  1,343   8,629   6,153     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $1.114  $0.953 $0.683  $0.616      --     --
    Accumulation Unit Value at end of period                                         $1.261  $1.114 $0.953  $0.683      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)         42,704  44,771 43,397  22,224      --     --
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                   $1.114  $0.953 $0.683  $0.868  $1.002     --
    Accumulation Unit Value at end of period                                         $1.261  $1.114 $0.953  $0.683  $0.868     --
    Number of Accumulation Units outstanding at end of period (in thousands)         42,704  44,771 43,397  22,224   2,884     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $1.113  $0.967     --      --      --     --
    Accumulation Unit Value at end of period                                         $1.259  $1.113     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)          3,207   3,007     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $1.113  $0.954 $0.685  $0.618      --     --
    Accumulation Unit Value at end of period                                         $1.259  $1.113 $0.954  $0.685      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)          3,207   3,007  2,257   1,435      --     --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $1.109  $0.950 $0.682  $0.616      --     --
    Accumulation Unit Value at end of period                                         $1.253  $1.109 $0.950  $0.682      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)            952   1,018  1,054     746      --     --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $1.109  $0.965     --      --      --     --
    Accumulation Unit Value at end of period                                         $1.252  $1.109     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)            691     823     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $1.105  $0.962     --      --      --     --
    Accumulation Unit Value at end of period                                         $1.246  $1.105     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)            811   1,109     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $1.105  $0.948 $0.682  $0.616      --     --
    Accumulation Unit Value at end of period                                         $1.246  $1.105 $0.948  $0.682      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)            811   1,109    606     473      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $1.113  $0.970     --      --      --     --
    Accumulation Unit Value at end of period                                         $1.254  $1.113     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)             --      --     --      --      --     --

8                                            HARTFORD LIFE INSURANCE COMPANY

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
                                                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                                                                          2005    2004    2003   2002    2001    2000
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD DISCIPLINED EQUITY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                   $0.872  $0.818 $0.646  $0.872  $0.964 $1.037
    Accumulation Unit Value at end of period                                         $0.914  $0.872 $0.818  $0.646  $0.872 $0.964
    Number of Accumulation Units outstanding at end of period (in thousands)          2,207   1,751  1,753   9,068   6,850  2,378
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                   $0.866  $0.813 $0.643  $0.870  $0.962 $1.036
    Accumulation Unit Value at end of period                                         $0.906  $0.866 $0.813  $0.643  $0.870 $0.962
    Number of Accumulation Units outstanding at end of period (in thousands)            172      50     49     704     629    300
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                   $0.865  $0.813 $0.643  $0.870  $1.011     --
    Accumulation Unit Value at end of period                                         $0.905  $0.865 $0.813  $0.643  $0.870     --
    Number of Accumulation Units outstanding at end of period (in thousands)             26      27     28     641     521     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $0.859  $0.809 $0.641  $0.608      --     --
    Accumulation Unit Value at end of period                                         $0.897  $0.859 $0.809  $0.641      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)          5,236   4,649  4,434   2,713      --     --
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                   $0.859  $0.809 $0.641  $0.868  $1.010     --
    Accumulation Unit Value at end of period                                         $0.897  $0.859 $0.809  $0.641  $0.868     --
    Number of Accumulation Units outstanding at end of period (in thousands)          5,236   4,649  4,434   2,713     535     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $0.856  $0.818     --      --      --     --
    Accumulation Unit Value at end of period                                         $0.892  $0.856     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)             59      61     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $0.856  $0.807 $0.640  $0.608      --     --
    Accumulation Unit Value at end of period                                         $0.892  $0.856 $0.807  $0.640      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)             59      61      9     165      --     --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $0.855  $0.806 $0.640  $0.608      --     --
    Accumulation Unit Value at end of period                                         $0.891  $0.855 $0.806  $0.640      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)            176     163     53      43      --     --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $0.852  $0.816     --      --      --     --
    Accumulation Unit Value at end of period                                         $0.887  $0.852     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)              7       7     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $0.852  $0.816     --      --      --     --
    Accumulation Unit Value at end of period                                         $0.886  $0.852     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)            121     162     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $0.852  $0.805 $0.640  $0.608      --     --
    Accumulation Unit Value at end of period                                         $0.886  $0.852 $0.805  $0.640      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)            121     162    146      54      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $0.850  $0.816     --      --      --     --
    Accumulation Unit Value at end of period                                         $0.883  $0.850     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)             --      --     --      --      --     --

HARTFORD LIFE INSURANCE COMPANY                                            9

----------------------------------------------------------------------------

                                                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                                                                          2005    2004    2003   2002    2001    2000
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                   $1.309  $1.184 $0.950  $1.126  $1.193 $1.139
    Accumulation Unit Value at end of period                                         $1.364  $1.309 $1.184  $0.950  $1.126 $1.193
    Number of Accumulation Units outstanding at end of period (in thousands)         12,452  12,925 12,310  32,223  15,964  2,288
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                   $1.300  $1.178 $0.946  $1.123  $1.192 $1.138
    Accumulation Unit Value at end of period                                         $1.352  $1.300 $1.178  $0.946  $1.123 $1.192
    Number of Accumulation Units outstanding at end of period (in thousands)          1,715   1,526  1,413   3,558   2,100    248
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                   $1.299  $1.177 $0.946  $1.124  $1.167     --
    Accumulation Unit Value at end of period                                         $1.350  $1.299 $1.177  $0.946  $1.124     --
    Number of Accumulation Units outstanding at end of period (in thousands)            674     697    720   3,502   2,198     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $1.289  $1.171 $0.942  $0.899      --     --
    Accumulation Unit Value at end of period                                         $1.339  $1.289 $1.171  $0.942      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)         27,896  29,688 27,227  11,829      --     --
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                   $1.289  $1.171 $0.942  $1.121  $1.165     --
    Accumulation Unit Value at end of period                                         $1.339  $1.289 $1.171  $0.942  $1.121     --
    Number of Accumulation Units outstanding at end of period (in thousands)         27,896  29,688 27,227  11,829   1,081     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $1.289  $1.173     --      --      --     --
    Accumulation Unit Value at end of period                                         $1.336  $1.289     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)          1,163   1,019     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $1.289  $1.172 $0.945  $0.902      --     --
    Accumulation Unit Value at end of period                                         $1.336  $1.289 $1.172  $0.945      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)          1,163   1,019    992   1,329      --     --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $1.283  $1.167 $0.942  $0.899      --     --
    Accumulation Unit Value at end of period                                         $1.329  $1.283 $1.167  $0.942      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)            702     696    476     423      --     --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $1.283  $1.170     --      --      --     --
    Accumulation Unit Value at end of period                                         $1.328  $1.283     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)            938     918     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $1.279  $1.166     --      --      --     --
    Accumulation Unit Value at end of period                                         $1.323  $1.279     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)            524     692     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $1.279  $1.165 $0.941  $0.899      --     --
    Accumulation Unit Value at end of period                                         $1.323  $1.279 $1.165  $0.941      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)            524     692    304     237      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $1.071  $0.978     --      --      --     --
    Accumulation Unit Value at end of period                                         $1.106  $1.071     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)             --      --     --      --      --     --

10                                           HARTFORD LIFE INSURANCE COMPANY

----------------------------------------------------------------------------

                                                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                                                                          2005    2004    2003   2002    2001    2000
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD EQUITY INCOME HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                   $1.155  $1.073 $1.000      --      --     --
    Accumulation Unit Value at end of period                                         $1.190  $1.155 $1.073      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)          1,467     695     12      --      --     --
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                   $1.153  $1.073 $1.000      --      --     --
    Accumulation Unit Value at end of period                                         $1.186  $1.153 $1.073      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)            118      36     10      --      --     --
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                   $1.152  $1.073 $1.000      --      --     --
    Accumulation Unit Value at end of period                                         $1.185  $1.152 $1.073      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)             49      13     --      --      --     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $1.150  $1.073 $1.000      --      --     --
    Accumulation Unit Value at end of period                                         $1.181  $1.150 $1.073      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)          1,664     841     50      --      --     --
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                   $1.150  $1.073 $1.000      --      --     --
    Accumulation Unit Value at end of period                                         $1.181  $1.150 $1.073      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)          1,664     841     50      --      --     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $1.148  $1.064     --      --      --     --
    Accumulation Unit Value at end of period                                         $1.177  $1.148     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)            922     696     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $1.148  $1.072 $1.000      --      --     --
    Accumulation Unit Value at end of period                                         $1.177  $1.148 $1.072      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)            922     696     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $1.147  $1.072 $1.000      --      --     --
    Accumulation Unit Value at end of period                                         $1.176  $1.147 $1.072      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)              9       9     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $1.146  $1.063     --      --      --     --
    Accumulation Unit Value at end of period                                         $1.173  $1.146     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)            122       8     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $1.145  $1.063     --      --      --     --
    Accumulation Unit Value at end of period                                         $1.172  $1.145     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)              9      --     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $1.145  $1.072 $1.000      --      --     --
    Accumulation Unit Value at end of period                                         $1.172  $1.145 $1.072      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)              9      --     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $1.144  $1.063     --      --      --     --
    Accumulation Unit Value at end of period                                         $1.169  $1.144     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)             11      --     --      --      --     --

HARTFORD LIFE INSURANCE COMPANY                                           11

----------------------------------------------------------------------------

                                                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                                                                          2005    2004    2003   2002    2001    2000
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD FOCUS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                   $0.976  $0.962 $0.762  $1.028  $1.000     --
    Accumulation Unit Value at end of period                                         $1.054  $0.976 $0.962  $0.762  $1.028     --
    Number of Accumulation Units outstanding at end of period (in thousands)          2,265   2,378  2,171   1,789     792     --
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                   $0.970  $0.958 $0.760  $1.027  $1.000     --
    Accumulation Unit Value at end of period                                         $1.047  $0.970 $0.958  $0.760  $1.027     --
    Number of Accumulation Units outstanding at end of period (in thousands)             78      85     69     109      --     --
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                   $0.969  $0.957 $0.760  $1.027  $1.000     --
    Accumulation Unit Value at end of period                                         $1.044  $0.969 $0.957  $0.760  $1.027     --
    Number of Accumulation Units outstanding at end of period (in thousands)            118     143    129     455      --     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $0.963  $0.953 $0.758  $0.695      --     --
    Accumulation Unit Value at end of period                                         $1.037  $0.963 $0.953  $0.758      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)          2,054   2,312  2,113     592      --     --
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                   $0.963  $0.953 $0.758  $1.026  $1.000     --
    Accumulation Unit Value at end of period                                         $1.037  $0.963 $0.953  $0.758  $1.026     --
    Number of Accumulation Units outstanding at end of period (in thousands)          2,054   2,312  2,113     592      --     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $0.960  $0.955     --      --      --     --
    Accumulation Unit Value at end of period                                         $1.032  $0.960     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)            873     404     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $0.960  $0.951 $0.757  $0.695      --     --
    Accumulation Unit Value at end of period                                         $1.032  $0.960 $0.951  $0.757      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)            873     404    139      28      --     --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $0.959  $0.950 $0.757  $0.695      --     --
    Accumulation Unit Value at end of period                                         $1.030  $0.959 $0.950  $0.757      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)             74      46     74      29      --     --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $0.956  $0.953     --      --      --     --
    Accumulation Unit Value at end of period                                         $1.026  $0.956     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)             72     145     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $0.955  $0.953     --      --      --     --
    Accumulation Unit Value at end of period                                         $1.025  $0.955     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)            203     233     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $0.955  $0.948 $0.757  $0.695      --     --
    Accumulation Unit Value at end of period                                         $1.025  $0.955 $0.948  $0.757      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)            203     233    196      48      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $0.954  $0.952     --      --      --     --
    Accumulation Unit Value at end of period                                         $1.022  $0.954     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)             --      --     --      --      --     --

12                                           HARTFORD LIFE INSURANCE COMPANY

----------------------------------------------------------------------------

                                                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                                                                          2005    2004    2003   2002    2001    2000
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                   $0.988  $0.892 $0.742  $0.828  $0.898 $0.923
    Accumulation Unit Value at end of period                                         $1.004  $0.988 $0.892  $0.742  $0.828 $0.898
    Number of Accumulation Units outstanding at end of period (in thousands)            756     502    447   2,195   1,889  1,172
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                   $0.981  $0.887 $0.739  $0.826  $0.897 $0.922
    Accumulation Unit Value at end of period                                         $0.996  $0.981 $0.887  $0.739  $0.826 $0.897
    Number of Accumulation Units outstanding at end of period (in thousands)             49      63     63     281     154    107
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                   $0.981  $0.886 $0.739  $0.827  $0.898     --
    Accumulation Unit Value at end of period                                         $0.995  $0.981 $0.886  $0.739  $0.827     --
    Number of Accumulation Units outstanding at end of period (in thousands)             --      --     --     105     138     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $0.974  $0.881 $0.736  $0.720      --     --
    Accumulation Unit Value at end of period                                         $0.986  $0.974 $0.881  $0.736      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)          1,339   1,421  1,132     536      --     --
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                   $0.974  $0.881 $0.736  $0.825  $0.897     --
    Accumulation Unit Value at end of period                                         $0.986  $0.974 $0.881  $0.736  $0.825     --
    Number of Accumulation Units outstanding at end of period (in thousands)          1,339   1,421  1,132     536      89     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $0.970  $0.902     --      --      --     --
    Accumulation Unit Value at end of period                                         $0.981  $0.970     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)             34      14     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $0.970  $0.880 $0.735  $0.720      --     --
    Accumulation Unit Value at end of period                                         $0.981  $0.970 $0.880  $0.735      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)             34      14     14      52      --     --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $0.969  $0.879 $0.735  $0.720      --     --
    Accumulation Unit Value at end of period                                         $0.979  $0.969 $0.879  $0.735      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)             22      33    176     115      --     --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $0.966  $0.899     --      --      --     --
    Accumulation Unit Value at end of period                                         $0.976  $0.966     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)             --      --     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $0.965  $0.899     --      --      --     --
    Accumulation Unit Value at end of period                                         $0.974  $0.965     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)             36      37     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $0.965  $0.877 $0.735  $0.720      --     --
    Accumulation Unit Value at end of period                                         $0.974  $0.965 $0.877  $0.735      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)             36      37     33       7      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $0.964  $0.899     --      --      --     --
    Accumulation Unit Value at end of period                                         $0.971  $0.964     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)             --      --     --      --      --     --

HARTFORD LIFE INSURANCE COMPANY                                           13

----------------------------------------------------------------------------

                                                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                                                                          2005    2004    2003   2002    2001    2000
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL COMMUNICATIONS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                   $0.940  $0.776 $0.492  $0.709  $1.000     --
    Accumulation Unit Value at end of period                                         $1.097  $0.940 $0.776  $0.492  $0.709     --
    Number of Accumulation Units outstanding at end of period (in thousands)            404     452    447     410     163     --
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                   $0.935  $0.773 $0.491  $0.708  $1.000     --
    Accumulation Unit Value at end of period                                         $1.089  $0.935 $0.773  $0.491  $0.708     --
    Number of Accumulation Units outstanding at end of period (in thousands)              3       4     --      --       3     --
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                   $0.934  $0.772 $0.491  $0.708  $1.000     --
    Accumulation Unit Value at end of period                                         $1.086  $0.934 $0.772  $0.491  $0.708     --
    Number of Accumulation Units outstanding at end of period (in thousands)              3      40     48      28      --     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $0.928  $0.769 $0.489  $0.395      --     --
    Accumulation Unit Value at end of period                                         $1.079  $0.928 $0.769  $0.489      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)            725     916    845     131      --     --
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                   $0.928  $0.769 $0.489  $0.707  $1.000     --
    Accumulation Unit Value at end of period                                         $1.079  $0.928 $0.769  $0.489  $0.707     --
    Number of Accumulation Units outstanding at end of period (in thousands)            725     916    845     131      --     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $0.925  $0.787     --      --      --     --
    Accumulation Unit Value at end of period                                         $1.073  $0.925     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)             94     102     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $0.925  $0.767 $0.489  $0.395      --     --
    Accumulation Unit Value at end of period                                         $1.073  $0.925 $0.767  $0.489      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)             94     102     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $0.924  $0.767 $0.489  $0.395      --     --
    Accumulation Unit Value at end of period                                         $1.072  $0.924 $0.767  $0.489      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)             --      --     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $0.921  $0.785     --      --      --     --
    Accumulation Unit Value at end of period                                         $1.067  $0.921     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)             44      45     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $0.921  $0.784     --      --      --     --
    Accumulation Unit Value at end of period                                         $1.066  $0.921     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)             56      78     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $0.921  $0.765 $0.489  $0.395      --     --
    Accumulation Unit Value at end of period                                         $1.066  $0.921 $0.765  $0.489      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)             56      78     81      44      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $0.919  $0.784     --      --      --     --
    Accumulation Unit Value at end of period                                         $1.063  $0.919     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)             --      --     --      --      --     --

14                                           HARTFORD LIFE INSURANCE COMPANY

----------------------------------------------------------------------------

                                                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                                                                          2005    2004    2003   2002    2001    2000
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                   $1.072  $0.970 $0.757  $0.949  $1.000     --
    Accumulation Unit Value at end of period                                         $1.163  $1.072 $0.970  $0.757  $0.949     --
    Number of Accumulation Units outstanding at end of period (in thousands)            718     837    826     619     223     --
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                   $1.066  $0.966 $0.756  $0.948  $1.000     --
    Accumulation Unit Value at end of period                                         $1.155  $1.066 $0.966  $0.756  $0.948     --
    Number of Accumulation Units outstanding at end of period (in thousands)             11      11     28      31      17     --
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                   $1.064  $0.965 $0.755  $0.948  $1.000     --
    Accumulation Unit Value at end of period                                         $1.152  $1.064 $0.965  $0.755  $0.948     --
    Number of Accumulation Units outstanding at end of period (in thousands)             45      71     78     172      --     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $1.058  $0.961 $0.753  $0.753      --     --
    Accumulation Unit Value at end of period                                         $1.144  $1.058 $0.961  $0.753      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)          1,277   1,450  1,220     257      --     --
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                   $1.058  $0.961 $0.753  $0.947  $1.000     --
    Accumulation Unit Value at end of period                                         $1.144  $1.058 $0.961  $0.753  $0.947     --
    Number of Accumulation Units outstanding at end of period (in thousands)          1,277   1,450  1,220     257      --     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $1.054  $0.976     --      --      --     --
    Accumulation Unit Value at end of period                                         $1.139  $1.054     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)             81      84     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $1.054  $0.959 $0.753  $0.753      --     --
    Accumulation Unit Value at end of period                                         $1.139  $1.054 $0.959  $0.753      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)             81      84      4      --      --     --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $1.053  $0.958 $0.752  $0.752      --     --
    Accumulation Unit Value at end of period                                         $1.137  $1.053 $0.958  $0.752      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)              1       1      2      --      --     --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $1.050  $0.974     --      --      --     --
    Accumulation Unit Value at end of period                                         $1.132  $1.050     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)             63      63     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $1.049  $0.973     --      --      --     --
    Accumulation Unit Value at end of period                                         $1.131  $1.049     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)             61      69     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $1.049  $0.956 $0.752  $0.752      --     --
    Accumulation Unit Value at end of period                                         $1.131  $1.049 $0.956  $0.752      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)             61      69     62      22      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $1.047  $0.973     --      --      --     --
    Accumulation Unit Value at end of period                                         $1.127  $1.047     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)             --      --     --      --      --     --

HARTFORD LIFE INSURANCE COMPANY                                           15

----------------------------------------------------------------------------

                                                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                                                                          2005    2004    2003   2002    2001    2000
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL HEALTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                   $1.733  $1.563 $1.201  $1.472  $1.466 $1.345
    Accumulation Unit Value at end of period                                         $1.916  $1.733 $1.563  $1.201  $1.472 $1.466
    Number of Accumulation Units outstanding at end of period (in thousands)            615     699    605   3,030   2,420    908
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                   $1.721  $1.554 $1.197  $1.468  $1.464 $1.344
    Accumulation Unit Value at end of period                                         $1.900  $1.721 $1.554  $1.197  $1.468 $1.464
    Number of Accumulation Units outstanding at end of period (in thousands)             16      37     38     474     428     --
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                   $1.720  $1.554 $1.197  $1.469  $1.383     --
    Accumulation Unit Value at end of period                                         $1.897  $1.720 $1.554  $1.197  $1.469     --
    Number of Accumulation Units outstanding at end of period (in thousands)              5       5      5     301     256     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $1.708  $1.545 $1.192  $1.122      --     --
    Accumulation Unit Value at end of period                                         $1.881  $1.708 $1.545  $1.192      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)          1,151   1,283  1,290     828      --     --
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                   $1.708  $1.545 $1.192  $1.465  $1.382     --
    Accumulation Unit Value at end of period                                         $1.881  $1.708 $1.545  $1.192  $1.465     --
    Number of Accumulation Units outstanding at end of period (in thousands)          1,151   1,283  1,290     828     223     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $1.702  $1.600     --      --      --     --
    Accumulation Unit Value at end of period                                         $1.871  $1.702     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)             21      46     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $1.702  $1.542 $1.191  $1.122      --     --
    Accumulation Unit Value at end of period                                         $1.871  $1.702 $1.542  $1.191      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)             21      46     45      --      --     --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $1.699  $1.541 $1.191  $1.122      --     --
    Accumulation Unit Value at end of period                                         $1.868  $1.699 $1.541  $1.191      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)             --      --     --       1      --     --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $1.695  $1.596     --      --      --     --
    Accumulation Unit Value at end of period                                         $1.861  $1.695     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)             --      --     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $1.693  $1.596     --      --      --     --
    Accumulation Unit Value at end of period                                         $1.859  $1.693     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)             45      52     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $1.693  $1.538 $1.190  $1.121      --     --
    Accumulation Unit Value at end of period                                         $1.859  $1.693 $1.538  $1.190      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)             45      52     51      12      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $1.691  $1.595     --      --      --     --
    Accumulation Unit Value at end of period                                         $1.853  $1.691     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)             --      --     --      --      --     --

16                                           HARTFORD LIFE INSURANCE COMPANY

----------------------------------------------------------------------------

                                                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                                                                          2005    2004    2003   2002    2001    2000
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                   $0.834  $0.712 $0.534  $0.675  $0.822 $0.896
    Accumulation Unit Value at end of period                                         $0.841  $0.834 $0.712  $0.534  $0.675 $0.822
    Number of Accumulation Units outstanding at end of period (in thousands)          2,769   2,266  1,828   9,391   8,399  4,264
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                   $0.828  $0.708 $0.532  $0.673  $0.821 $0.895
    Accumulation Unit Value at end of period                                         $0.834  $0.828 $0.708  $0.532  $0.673 $0.821
    Number of Accumulation Units outstanding at end of period (in thousands)            629     265    256   2,280   1,509    699
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                   $0.827  $0.707 $0.532  $0.673  $0.813     --
    Accumulation Unit Value at end of period                                         $0.833  $0.827 $0.707  $0.532  $0.673     --
    Number of Accumulation Units outstanding at end of period (in thousands)             63      66     90   1,066     941     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $0.821  $0.703 $0.530  $0.517      --     --
    Accumulation Unit Value at end of period                                         $0.826  $0.821 $0.703  $0.530      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)          3,333   3,553  2,673   2,453      --     --
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                   $0.821  $0.703 $0.530  $0.671  $0.812     --
    Accumulation Unit Value at end of period                                         $0.826  $0.821 $0.703  $0.530  $0.671     --
    Number of Accumulation Units outstanding at end of period (in thousands)          3,333   3,553  2,673   2,453     873     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $0.818  $0.728     --      --      --     --
    Accumulation Unit Value at end of period                                         $0.821  $0.818     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)            205     181     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $0.818  $0.702 $0.529  $0.517      --     --
    Accumulation Unit Value at end of period                                         $0.821  $0.818 $0.702  $0.529      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)            205     181     89      70      --     --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $0.817  $0.701 $0.529  $0.517      --     --
    Accumulation Unit Value at end of period                                         $0.820  $0.817 $0.701  $0.529      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)            149     128     39     176      --     --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $0.815  $0.726     --      --      --     --
    Accumulation Unit Value at end of period                                         $0.817  $0.815     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)            148       6     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $0.814  $0.726     --      --      --     --
    Accumulation Unit Value at end of period                                         $0.816  $0.814     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)             40      31     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $0.814  $0.700 $0.529  $0.517      --     --
    Accumulation Unit Value at end of period                                         $0.816  $0.814 $0.700  $0.529      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)             40      31     31       9      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $0.813  $0.725     --      --      --     --
    Accumulation Unit Value at end of period                                         $0.813  $0.813     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)             --      --     --      --      --     --

HARTFORD LIFE INSURANCE COMPANY                                           17

----------------------------------------------------------------------------

                                                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                                                                          2005    2004    2003   2002    2001    2000
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL TECHNOLOGY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                   $0.450  $0.451 $0.284  $0.470  $0.620 $0.916
    Accumulation Unit Value at end of period                                         $0.491  $0.450 $0.451  $0.284  $0.470 $0.620
    Number of Accumulation Units outstanding at end of period (in thousands)            464     624    658   4,076   3,429  1,440
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                   $0.447  $0.449 $0.283  $0.469  $0.619 $0.915
    Accumulation Unit Value at end of period                                         $0.487  $0.447 $0.449  $0.283  $0.469 $0.619
    Number of Accumulation Units outstanding at end of period (in thousands)             --      --      1     852     832     --
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                   $0.446  $0.449 $0.283  $0.470  $0.727     --
    Accumulation Unit Value at end of period                                         $0.487  $0.446 $0.449  $0.283  $0.470     --
    Number of Accumulation Units outstanding at end of period (in thousands)              7       7      7     387     380     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $0.443  $0.446 $0.282  $0.255      --     --
    Accumulation Unit Value at end of period                                         $0.483  $0.443 $0.446  $0.282      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)          1,155   1,393  1,399   1,235      --     --
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                   $0.443  $0.446 $0.282  $0.468  $0.726     --
    Accumulation Unit Value at end of period                                         $0.483  $0.443 $0.446  $0.282  $0.468     --
    Number of Accumulation Units outstanding at end of period (in thousands)          1,155   1,393  1,399   1,235     532     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $0.441  $0.464     --      --      --     --
    Accumulation Unit Value at end of period                                         $0.480  $0.441     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)             --      --     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $0.441  $0.445 $0.282  $0.255      --     --
    Accumulation Unit Value at end of period                                         $0.480  $0.441 $0.445  $0.282      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)             --      --     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $0.441  $0.445 $0.282  $0.255      --     --
    Accumulation Unit Value at end of period                                         $0.479  $0.441 $0.445  $0.282      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)             --      --     --       3      --     --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $0.440  $0.463     --      --      --     --
    Accumulation Unit Value at end of period                                         $0.477  $0.440     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)             --      --     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $0.439  $0.462     --      --      --     --
    Accumulation Unit Value at end of period                                         $0.477  $0.439     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)            122     143     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $0.439  $0.444 $0.282  $0.255      --     --
    Accumulation Unit Value at end of period                                         $0.477  $0.439 $0.444  $0.282      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)            122     143    131      25      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $0.439  $0.462     --      --      --     --
    Accumulation Unit Value at end of period                                         $0.475  $0.439     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)             --      --     --      --      --     --

18                                           HARTFORD LIFE INSURANCE COMPANY

----------------------------------------------------------------------------

                                                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                                                                          2005   2004    2003    2002   2001    2000
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                  $1.236  $1.118  $0.856 $0.976      --      --
    Accumulation Unit Value at end of period                                        $1.272  $1.236  $1.118 $0.856      --      --
    Number of Accumulation Units outstanding at end of period (in thousands)         3,109   2,968   2,039    503      --      --
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                  $1.231  $1.115  $0.855 $1.000      --      --
    Accumulation Unit Value at end of period                                        $1.265  $1.231  $1.115 $0.855      --      --
    Number of Accumulation Units outstanding at end of period (in thousands)           120      72      61     30      --      --
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                  $1.229  $1.114  $0.855 $1.000      --      --
    Accumulation Unit Value at end of period                                        $1.263  $1.229  $1.114 $0.855      --      --
    Number of Accumulation Units outstanding at end of period (in thousands)           147     223     211     55      --      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                  $1.225  $1.111  $0.854 $0.767      --      --
    Accumulation Unit Value at end of period                                        $1.256  $1.225  $1.111 $0.854      --      --
    Number of Accumulation Units outstanding at end of period (in thousands)         9,996   9,502   8,904    996      --      --
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                  $1.225  $1.111  $0.854 $1.000      --      --
    Accumulation Unit Value at end of period                                        $1.256  $1.225  $1.111 $0.854      --      --
    Number of Accumulation Units outstanding at end of period (in thousands)         9,996   9,502   8,904    996      --      --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                  $1.220  $1.143      --     --      --      --
    Accumulation Unit Value at end of period                                        $1.249  $1.220      --     --      --      --
    Number of Accumulation Units outstanding at end of period (in thousands)         2,062   1,618      --     --      --      --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                  $1.220  $1.109  $0.853 $0.767      --      --
    Accumulation Unit Value at end of period                                        $1.249  $1.220  $1.109 $0.853      --      --
    Number of Accumulation Units outstanding at end of period (in thousands)         2,062   1,618     209     12      --      --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                  $1.219  $1.108  $0.853 $0.767      --      --
    Accumulation Unit Value at end of period                                        $1.247  $1.219  $1.108 $0.853      --      --
    Number of Accumulation Units outstanding at end of period (in thousands)            18       2      10     --      --      --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                  $1.215  $1.140      --     --      --      --
    Accumulation Unit Value at end of period                                        $1.242  $1.215      --     --      --      --
    Number of Accumulation Units outstanding at end of period (in thousands)           210     187      --     --      --      --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                  $1.214  $1.140      --     --      --      --
    Accumulation Unit Value at end of period                                        $1.241  $1.214      --     --      --      --
    Number of Accumulation Units outstanding at end of period (in thousands)           858     909      --     --      --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                  $1.214  $1.106  $0.853 $0.767      --      --
    Accumulation Unit Value at end of period                                        $1.241  $1.214  $1.106 $0.853      --      --
    Number of Accumulation Units outstanding at end of period (in thousands)           858     909     509    159      --      --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                  $1.212  $1.140      --     --      --      --
    Accumulation Unit Value at end of period                                        $1.237  $1.212      --     --      --      --
    Number of Accumulation Units outstanding at end of period (in thousands)            24      --      --     --      --      --

HARTFORD LIFE INSURANCE COMPANY                                           19

----------------------------------------------------------------------------

                                                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                                                                          2005    2004    2003   2002    2001    2000
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                   $1.248  $1.083 $0.766  $0.986      --     --
    Accumulation Unit Value at end of period                                         $1.427  $1.248 $1.083  $0.766      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)          3,389   2,037  1,090     193      --     --
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                   $1.243  $1.080 $0.765  $0.986      --     --
    Accumulation Unit Value at end of period                                         $1.419  $1.243 $1.080  $0.765      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)            533     135    119      26      --     --
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                   $1.241  $1.079 $0.765  $0.986      --     --
    Accumulation Unit Value at end of period                                         $1.416  $1.241 $1.079  $0.765      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)            317      31     --      --      --     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $1.236  $1.077 $0.764  $0.716      --     --
    Accumulation Unit Value at end of period                                         $1.408  $1.236 $1.077  $0.764      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)          7,330   6,531  5,248     541      --     --
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                   $1.236  $1.077 $0.764  $0.986      --     --
    Accumulation Unit Value at end of period                                         $1.408  $1.236 $1.077  $0.764      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)          7,330   6,531  5,248     541      --     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $1.232  $1.106     --      --      --     --
    Accumulation Unit Value at end of period                                         $1.401  $1.232     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)          4,541   1,612     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $1.232  $1.074 $0.764  $0.715      --     --
    Accumulation Unit Value at end of period                                         $1.401  $1.232 $1.074  $0.764      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)          4,541   1,612     94      21      --     --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $1.230  $1.074 $0.764  $0.715      --     --
    Accumulation Unit Value at end of period                                         $1.399  $1.230 $1.074  $0.764      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)            263     215    198     114      --     --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $1.227  $1.103     --      --      --     --
    Accumulation Unit Value at end of period                                         $1.394  $1.227     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)            307     260     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $1.226  $1.102     --      --      --     --
    Accumulation Unit Value at end of period                                         $1.392  $1.226     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)            233     136     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $1.226  $1.071 $0.763  $0.715      --     --
    Accumulation Unit Value at end of period                                         $1.392  $1.226 $1.071  $0.763      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)            233     136    130      39      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $1.224  $1.102     --      --      --     --
    Accumulation Unit Value at end of period                                         $1.388  $1.224     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)             --      --     --      --      --     --

20                                           HARTFORD LIFE INSURANCE COMPANY

----------------------------------------------------------------------------

                                                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                                                                          2005    2004    2003   2002    2001    2000
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                   $1.192  $1.129 $0.932  $1.018  $1.008 $1.019
    Accumulation Unit Value at end of period                                         $1.197  $1.192 $1.129  $0.932  $1.018 $1.008
    Number of Accumulation Units outstanding at end of period (in thousands)          2,144   3,742  3,919   6,199   3,538    508
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                   $1.183  $1.122 $0.928  $1.016  $1.006 $1.018
    Accumulation Unit Value at end of period                                         $1.186  $1.183 $1.122  $0.928  $1.016 $1.006
    Number of Accumulation Units outstanding at end of period (in thousands)            280     273    280     676     375     13
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                   $1.183  $1.122 $0.929  $1.017  $1.064     --
    Accumulation Unit Value at end of period                                         $1.185  $1.183 $1.122  $0.929  $1.017     --
    Number of Accumulation Units outstanding at end of period (in thousands)             26      23     24     430     480     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $1.174  $1.116 $0.925  $0.881      --     --
    Accumulation Unit Value at end of period                                         $1.175  $1.174 $1.116  $0.925      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)          6,753   8,657  8,968   2,201      --     --
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                   $1.174  $1.116 $0.925  $1.014  $1.063     --
    Accumulation Unit Value at end of period                                         $1.175  $1.174 $1.116  $0.925  $1.014     --
    Number of Accumulation Units outstanding at end of period (in thousands)          6,753   8,657  8,968   2,201     359     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $1.170  $1.124     --      --      --     --
    Accumulation Unit Value at end of period                                         $1.169  $1.170     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)            167     168     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $1.170  $1.114 $0.924  $0.881      --     --
    Accumulation Unit Value at end of period                                         $1.169  $1.170 $1.114  $0.924      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)            167     168    191     133      --     --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $1.169  $1.113 $0.924  $0.881      --     --
    Accumulation Unit Value at end of period                                         $1.167  $1.169 $1.113  $0.924      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)             11       6     37     127      --     --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $1.165  $1.121     --      --      --     --
    Accumulation Unit Value at end of period                                         $1.162  $1.165     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)             --      --     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $1.164  $1.120     --      --      --     --
    Accumulation Unit Value at end of period                                         $1.161  $1.164     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)            205     349     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $1.164  $1.110 $0.923  $0.881      --     --
    Accumulation Unit Value at end of period                                         $1.161  $1.164 $1.110  $0.923      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)            205     349    327      95      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $1.163  $1.120     --      --      --     --
    Accumulation Unit Value at end of period                                         $1.157  $1.163     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)             --      16     --      --      --     --

HARTFORD LIFE INSURANCE COMPANY                                           21

----------------------------------------------------------------------------

                                                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                                                                          2005    2004    2003   2002    2001    2000
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                   $0.847  $0.780 $0.619  $0.812  $0.942 $1.026
    Accumulation Unit Value at end of period                                         $0.870  $0.847 $0.780  $0.619  $0.812 $0.942
    Number of Accumulation Units outstanding at end of period (in thousands)          2,996   3,749  3,573  12,975   9,109  3,465
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                   $0.841  $0.776 $0.617  $0.810  $0.941 $1.026
    Accumulation Unit Value at end of period                                         $0.863  $0.841 $0.776  $0.617  $0.810 $0.941
    Number of Accumulation Units outstanding at end of period (in thousands)            382     269    271   1,473   1,353    731
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                   $0.840  $0.776 $0.617  $0.811  $0.972     --
    Accumulation Unit Value at end of period                                         $0.862  $0.840 $0.776  $0.617  $0.811     --
    Number of Accumulation Units outstanding at end of period (in thousands)            156     165    174   1,398     846     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $0.834  $0.771 $0.614  $0.584      --     --
    Accumulation Unit Value at end of period                                         $0.854  $0.834 $0.771  $0.614      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)          7,269   8,162  7,429   5,380      --     --
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                   $0.834  $0.771 $0.614  $0.809  $0.971     --
    Accumulation Unit Value at end of period                                         $0.854  $0.834 $0.771  $0.614  $0.809     --
    Number of Accumulation Units outstanding at end of period (in thousands)          7,269   8,162  7,429   5,380     426     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $0.831  $0.782     --      --      --     --
    Accumulation Unit Value at end of period                                         $0.850  $0.831     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)            365     429     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $0.831  $0.770 $0.614  $0.584      --     --
    Accumulation Unit Value at end of period                                         $0.850  $0.831 $0.770  $0.614      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)            365     429    135     114      --     --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $0.830  $0.769 $0.614  $0.584      --     --
    Accumulation Unit Value at end of period                                         $0.848  $0.830 $0.769  $0.614      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)             32      31     41       1      --     --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $0.828  $0.780     --      --      --     --
    Accumulation Unit Value at end of period                                         $0.845  $0.828     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)             --      --     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $0.827  $0.780     --      --      --     --
    Accumulation Unit Value at end of period                                         $0.844  $0.827     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)            243     263     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $0.827  $0.768 $0.614  $0.584      --     --
    Accumulation Unit Value at end of period                                         $0.844  $0.827 $0.768  $0.614      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)            243     263    245      45      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $0.826  $0.780     --      --      --     --
    Accumulation Unit Value at end of period                                         $0.841  $0.826     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)             --      64     --      --      --     --

22                                           HARTFORD LIFE INSURANCE COMPANY

----------------------------------------------------------------------------

                                                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                                                                          2005    2004    2003   2002    2001    2000
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                   $1.263  $1.030 $0.694  $0.852  $1.000     --
    Accumulation Unit Value at end of period                                         $1.318  $1.263 $1.030  $0.694  $0.852     --
    Number of Accumulation Units outstanding at end of period (in thousands)          5,041   3,625  1,429     963     387     --
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                   $1.256  $1.026 $0.692  $0.851  $1.000     --
    Accumulation Unit Value at end of period                                         $1.309  $1.256 $1.026  $0.692  $0.851     --
    Number of Accumulation Units outstanding at end of period (in thousands)            266     138    105      96      --     --
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                   $1.254  $1.025 $0.692  $0.851  $1.000     --
    Accumulation Unit Value at end of period                                         $1.306  $1.254 $1.025  $0.692  $0.851     --
    Number of Accumulation Units outstanding at end of period (in thousands)            467     256    161     153      --     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $1.247  $1.021 $0.690  $0.705      --     --
    Accumulation Unit Value at end of period                                         $1.297  $1.247 $1.021  $0.690      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)          9,208   7,110  3,943     748      --     --
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                   $1.247  $1.021 $0.690  $0.850  $1.000     --
    Accumulation Unit Value at end of period                                         $1.297  $1.247 $1.021  $0.690  $0.850     --
    Number of Accumulation Units outstanding at end of period (in thousands)          9,208   7,110  3,943     748      --     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $1.243  $1.059     --      --      --     --
    Accumulation Unit Value at end of period                                         $1.290  $1.243     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)          3,753   2,174     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $1.243  $1.018 $0.689  $0.705      --     --
    Accumulation Unit Value at end of period                                         $1.290  $1.243 $1.018  $0.689      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)          3,753   2,174    215      10      --     --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $1.241  $1.018 $0.689  $0.705      --     --
    Accumulation Unit Value at end of period                                         $1.288  $1.241 $1.018  $0.689      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)            380     334    361     231      --     --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $1.238  $1.056     --      --      --     --
    Accumulation Unit Value at end of period                                         $1.283  $1.238     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)            359     216     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $1.237  $1.056     --      --      --     --
    Accumulation Unit Value at end of period                                         $1.282  $1.237     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)            210     175     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $1.237  $1.016 $0.689  $0.705      --     --
    Accumulation Unit Value at end of period                                         $1.282  $1.237 $1.016  $0.689      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)            210     175    160      14      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $1.235  $1.056     --      --      --     --
    Accumulation Unit Value at end of period                                         $1.278  $1.235     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)             --      --     --      --      --     --

HARTFORD LIFE INSURANCE COMPANY                                           23

----------------------------------------------------------------------------

                                                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                                                                          2005    2004    2003   2002    2001    2000
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                   $0.775  $0.667 $0.510  $0.632  $0.791 $0.844
    Accumulation Unit Value at end of period                                         $0.873  $0.775 $0.667  $0.510  $0.632 $0.791
    Number of Accumulation Units outstanding at end of period (in thousands)          2,488   1,513  1,367   3,788   2,788  1,718
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                   $0.769  $0.664 $0.508  $0.630  $0.790 $0.844
    Accumulation Unit Value at end of period                                         $0.866  $0.769 $0.664  $0.508  $0.630 $0.790
    Number of Accumulation Units outstanding at end of period (in thousands)            888     181    144     646     613    318
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                   $0.769  $0.664 $0.508  $0.631  $0.785     --
    Accumulation Unit Value at end of period                                         $0.865  $0.769 $0.664  $0.508  $0.631     --
    Number of Accumulation Units outstanding at end of period (in thousands)             40      27     --     584     200     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $0.763  $0.660 $0.506  $0.515      --     --
    Accumulation Unit Value at end of period                                         $0.857  $0.763 $0.660  $0.506      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)          3,596   2,293  2,109   1,295      --     --
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                   $0.763  $0.660 $0.506  $0.629  $0.784     --
    Accumulation Unit Value at end of period                                         $0.857  $0.763 $0.660  $0.506  $0.629     --
    Number of Accumulation Units outstanding at end of period (in thousands)          3,596   2,293  2,109   1,295     148     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $0.763  $0.667     --      --      --     --
    Accumulation Unit Value at end of period                                         $0.855  $0.763     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)            176     189     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $0.763  $0.660 $0.507  $0.517      --     --
    Accumulation Unit Value at end of period                                         $0.855  $0.763 $0.660  $0.507      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)            176     189    163      69      --     --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $0.760  $0.658 $0.506  $0.515      --     --
    Accumulation Unit Value at end of period                                         $0.851  $0.760 $0.658  $0.506      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)            249     248     83      --      --     --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $0.760  $0.666     --      --      --     --
    Accumulation Unit Value at end of period                                         $0.851  $0.760     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)            367     126     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $0.757  $0.663     --      --      --     --
    Accumulation Unit Value at end of period                                         $0.847  $0.757     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)             75      66     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $0.757  $0.657 $0.505  $0.515      --     --
    Accumulation Unit Value at end of period                                         $0.847  $0.757 $0.657  $0.505      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)             75      66     65      20      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $1.030  $0.904     --      --      --     --
    Accumulation Unit Value at end of period                                         $1.151  $1.030     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)             --      --     --      --      --     --

24                                           HARTFORD LIFE INSURANCE COMPANY

----------------------------------------------------------------------------

                                                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                                                                          2005    2004    2003   2002    2001    2000
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                   $1.508  $1.312 $0.868  $0.930  $1.000     --
    Accumulation Unit Value at end of period                                         $1.759  $1.508 $1.312  $0.868  $0.930     --
    Number of Accumulation Units outstanding at end of period (in thousands)          1,591   1,142    770     478      33     --
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                   $1.500  $1.306 $0.866  $0.929  $1.000     --
    Accumulation Unit Value at end of period                                         $1.746  $1.500 $1.306  $0.866  $0.929     --
    Number of Accumulation Units outstanding at end of period (in thousands)             95      48     44      --      --     --
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                   $1.497  $1.305 $0.865  $0.928  $1.000     --
    Accumulation Unit Value at end of period                                         $1.742  $1.497 $1.305  $0.865  $0.928     --
    Number of Accumulation Units outstanding at end of period (in thousands)            128      89     26      --      --     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $1.489  $1.299 $0.863  $0.903      --     --
    Accumulation Unit Value at end of period                                         $1.730  $1.489 $1.299  $0.863      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)          3,139   1,955  1,019     209      --     --
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                   $1.489  $1.299 $0.863  $0.927  $1.000     --
    Accumulation Unit Value at end of period                                         $1.730  $1.489 $1.299  $0.863  $0.927     --
    Number of Accumulation Units outstanding at end of period (in thousands)          3,139   1,955  1,019     209      --     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $1.484  $1.325     --      --      --     --
    Accumulation Unit Value at end of period                                         $1.721  $1.484     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)            972     471     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $1.484  $1.297 $0.862  $0.903      --     --
    Accumulation Unit Value at end of period                                         $1.721  $1.484 $1.297  $0.862      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)            972     471     36      19      --     --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $1.482  $1.296 $0.862  $0.903      --     --
    Accumulation Unit Value at end of period                                         $1.718  $1.482 $1.296  $0.862      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)             55      43     12      13      --     --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $1.478  $1.321     --      --      --     --
    Accumulation Unit Value at end of period                                         $1.712  $1.478     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)            164     112     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $1.476  $1.321     --      --      --     --
    Accumulation Unit Value at end of period                                         $1.710  $1.476     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)             58      39     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $1.476  $1.293 $0.861  $0.903      --     --
    Accumulation Unit Value at end of period                                         $1.710  $1.476 $1.293  $0.861      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)             58      39     36      12      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $1.474  $1.321     --      --      --     --
    Accumulation Unit Value at end of period                                         $1.704  $1.474     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)             --      --     --      --      --     --

HARTFORD LIFE INSURANCE COMPANY                                           25

----------------------------------------------------------------------------

                                                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                                                                          2005    2004    2003   2002    2001    2000
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                   $1.264  $1.104 $0.816  $0.967  $1.020 $1.072
    Accumulation Unit Value at end of period                                         $1.452  $1.264 $1.104  $0.816  $0.967 $1.020
    Number of Accumulation Units outstanding at end of period (in thousands)            378     419    436  14,807  19,363  9,591
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                   $1.255  $1.098 $0.813  $0.965  $1.019 $1.072
    Accumulation Unit Value at end of period                                         $1.439  $1.255 $1.098  $0.813  $0.965 $1.019
    Number of Accumulation Units outstanding at end of period (in thousands)             --      --     --   1,902   2,443  1,138
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                   $1.254  $1.098 $0.813  $0.966  $1.031     --
    Accumulation Unit Value at end of period                                         $1.437  $1.254 $1.098  $0.813  $0.966     --
    Number of Accumulation Units outstanding at end of period (in thousands)             32      40     51   1,259   1,588     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $1.245  $1.092 $0.809  $0.763      --     --
    Accumulation Unit Value at end of period                                         $1.425  $1.245 $1.092  $0.809      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)             52      52     53     972      --     --
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                   $1.245  $1.092 $0.809  $0.963  $1.029     --
    Accumulation Unit Value at end of period                                         $1.425  $1.245 $1.092  $0.809  $0.963     --
    Number of Accumulation Units outstanding at end of period (in thousands)             52      52     53     972     952     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $1.241  $1.112     --      --      --     --
    Accumulation Unit Value at end of period                                         $1.418  $1.241     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)             --      --     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $1.241  $1.089 $0.809  $0.763      --     --
    Accumulation Unit Value at end of period                                         $1.418  $1.241 $1.089  $0.809      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)             --      --     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $1.239  $1.089 $0.809  $0.763      --     --
    Accumulation Unit Value at end of period                                         $1.415  $1.239 $1.089  $0.809      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)             --      --     --      22      --     --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $1.236  $1.110     --      --      --     --
    Accumulation Unit Value at end of period                                         $1.410  $1.236     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)             --      --     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $1.235  $1.109     --      --      --     --
    Accumulation Unit Value at end of period                                         $1.408  $1.235     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)             --      --     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $1.235  $1.086 $0.808  $0.763      --     --
    Accumulation Unit Value at end of period                                         $1.408  $1.235 $1.086  $0.808      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)             --      --     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $1.233  $1.109     --      --      --     --
    Accumulation Unit Value at end of period                                         $1.404  $1.233     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)             --      --     --      --      --     --

26                                           HARTFORD LIFE INSURANCE COMPANY

----------------------------------------------------------------------------

                                                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                                                                          2005    2004    2003   2002    2001    2000
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD MIDCAP VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                   $1.363  $1.192 $0.846  $0.989  $1.000     --
    Accumulation Unit Value at end of period                                         $1.474  $1.363 $1.192  $0.846  $0.989     --
    Number of Accumulation Units outstanding at end of period (in thousands)         13,399  14,699 13,501  10,716   3,237     --
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                   $1.355  $1.187 $0.844  $0.988  $1.000     --
    Accumulation Unit Value at end of period                                         $1.463  $1.355 $1.187  $0.844  $0.988     --
    Number of Accumulation Units outstanding at end of period (in thousands)            978   1,067  1,137     986      --     --
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                   $1.353  $1.185 $0.843  $0.988  $1.000     --
    Accumulation Unit Value at end of period                                         $1.460  $1.353 $1.185  $0.843  $0.988     --
    Number of Accumulation Units outstanding at end of period (in thousands)            904     979  1,150   1,025      --     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $1.345  $1.181 $0.841  $0.817      --     --
    Accumulation Unit Value at end of period                                         $1.450  $1.345 $1.181  $0.841      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)         20,546  22,476 19,493   3,867      --     --
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                   $1.345  $1.181 $0.841  $0.987  $1.000     --
    Accumulation Unit Value at end of period                                         $1.450  $1.345 $1.181  $0.841  $0.987     --
    Number of Accumulation Units outstanding at end of period (in thousands)         20,546  22,476 19,493   3,867      --     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $1.340  $1.196     --      --      --     --
    Accumulation Unit Value at end of period                                         $1.442  $1.340     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)          2,685   2,698     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $1.340  $1.178 $0.841  $0.817      --     --
    Accumulation Unit Value at end of period                                         $1.442  $1.340 $1.178  $0.841      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)          2,685   2,698    855     203      --     --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $1.339  $1.177 $0.840  $0.817      --     --
    Accumulation Unit Value at end of period                                         $1.440  $1.339 $1.177  $0.840      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)            406     461    481     163      --     --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $1.335  $1.193     --      --      --     --
    Accumulation Unit Value at end of period                                         $1.434  $1.335     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)          1,036   1,104     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $1.334  $1.193     --      --      --     --
    Accumulation Unit Value at end of period                                         $1.432  $1.334     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)            785     925     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $1.334  $1.175 $0.840  $0.817      --     --
    Accumulation Unit Value at end of period                                         $1.432  $1.334 $1.175  $0.840      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)            785     925    584      41      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $1.332  $1.193     --      --      --     --
    Accumulation Unit Value at end of period                                         $1.428  $1.332     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)             --      --     --      --      --     --

HARTFORD LIFE INSURANCE COMPANY                                           27

----------------------------------------------------------------------------

                                                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                                                                          2005    2004    2003   2002    2001    2000
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                   $1.039  $1.047 $1.057  $1.060  $1.037 $1.025
    Accumulation Unit Value at end of period                                         $1.051  $1.039 $1.047  $1.057  $1.060 $1.037
    Number of Accumulation Units outstanding at end of period (in thousands)          2,891   3,414  4,800  25,240  18,761  3,310
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                   $1.032  $1.041 $1.053  $1.057  $1.036 $1.024
    Accumulation Unit Value at end of period                                         $1.042  $1.032 $1.041  $1.053  $1.057 $1.036
    Number of Accumulation Units outstanding at end of period (in thousands)            959     402    536   3,550   3,371  1,356
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                   $1.031  $1.041 $1.053  $1.058  $1.040     --
    Accumulation Unit Value at end of period                                         $1.040  $1.031 $1.041  $1.053  $1.058     --
    Number of Accumulation Units outstanding at end of period (in thousands)            406     404    220   2,589   1,049     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $1.024  $1.035 $1.049  $1.052      --     --
    Accumulation Unit Value at end of period                                         $1.031  $1.024 $1.035  $1.049      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)          3,595   3,416  3,519   5,325      --     --
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                   $1.024  $1.035 $1.049  $1.055  $1.039     --
    Accumulation Unit Value at end of period                                         $1.031  $1.024 $1.035  $1.049  $1.055     --
    Number of Accumulation Units outstanding at end of period (in thousands)          3,595   3,416  3,519   5,325   1,351     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $1.023  $1.035     --      --      --     --
    Accumulation Unit Value at end of period                                         $1.029  $1.023     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)            515     161     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $1.023  $1.036 $1.051  $1.055      --     --
    Accumulation Unit Value at end of period                                         $1.029  $1.023 $1.036  $1.051      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)            515     161    192     213      --     --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $1.019  $1.032 $1.048  $1.052      --     --
    Accumulation Unit Value at end of period                                         $1.024  $1.019 $1.032  $1.048      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)            481     460    173      10      --     --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $1.019  $1.032     --      --      --     --
    Accumulation Unit Value at end of period                                         $1.024  $1.019     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)            137     329     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $1.015  $1.028     --      --      --     --
    Accumulation Unit Value at end of period                                         $1.019  $1.015     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)            257     223     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $1.015  $1.030 $1.047  $1.052      --     --
    Accumulation Unit Value at end of period                                         $1.019  $1.015 $1.030  $1.047      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)            257     223     72     278      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $0.963  $0.977     --      --      --     --
    Accumulation Unit Value at end of period                                         $0.966  $0.963     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)             --      --     --      --      --     --

28                                           HARTFORD LIFE INSURANCE COMPANY

----------------------------------------------------------------------------

                                                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                                                                          2005    2004    2003   2002    2001    2000
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                   $1.253  $1.224 $1.217  $1.144  $1.082 $1.047
    Accumulation Unit Value at end of period                                         $1.261  $1.253 $1.224  $1.217  $1.144 $1.082
    Number of Accumulation Units outstanding at end of period (in thousands)          3,345   3,993  5,505  12,981   3,970    333
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                   $1.244  $1.217 $1.212  $1.141  $1.081 $1.046
    Accumulation Unit Value at end of period                                         $1.250  $1.244 $1.217  $1.212  $1.141 $1.081
    Number of Accumulation Units outstanding at end of period (in thousands)            102     157    187   1,079     661      5
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                   $1.243  $1.217 $1.212  $1.142  $1.091     --
    Accumulation Unit Value at end of period                                         $1.249  $1.243 $1.217  $1.212  $1.142     --
    Number of Accumulation Units outstanding at end of period (in thousands)             37      58     59     211      38     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $1.234  $1.210 $1.207  $1.191      --     --
    Accumulation Unit Value at end of period                                         $1.238  $1.234 $1.210  $1.207      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)          4,484   4,678  5,198   2,992      --     --
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                   $1.234  $1.210 $1.207  $1.139  $1.089     --
    Accumulation Unit Value at end of period                                         $1.238  $1.234 $1.210  $1.207  $1.139     --
    Number of Accumulation Units outstanding at end of period (in thousands)          4,484   4,678  5,198   2,992     332     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $1.230  $1.214     --      --      --     --
    Accumulation Unit Value at end of period                                         $1.231  $1.230     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)            102     174     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $1.230  $1.207 $1.206  $1.191      --     --
    Accumulation Unit Value at end of period                                         $1.231  $1.230 $1.207  $1.206      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)            102     174    149      57      --     --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $1.228  $1.206 $1.206  $1.191      --     --
    Accumulation Unit Value at end of period                                         $1.229  $1.228 $1.206  $1.206      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)             19      32     57      12      --     --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $1.225  $1.210     --      --      --     --
    Accumulation Unit Value at end of period                                         $1.225  $1.225     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)             --      --     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $1.224  $1.210     --      --      --     --
    Accumulation Unit Value at end of period                                         $1.223  $1.224     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)            100     211     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $1.224  $1.204 $1.205  $1.191      --     --
    Accumulation Unit Value at end of period                                         $1.223  $1.224 $1.204  $1.205      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)            100     211    197     108      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $1.222  $1.210     --      --      --     --
    Accumulation Unit Value at end of period                                         $1.219  $1.222     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)             --      13     --      --      --     --

HARTFORD LIFE INSURANCE COMPANY                                           29

----------------------------------------------------------------------------

                                                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                                                                          2005    2004    2003   2002    2001    2000
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD SMALLCAP GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                   $1.223  $1.078 $0.731  $0.932      --     --
    Accumulation Unit Value at end of period                                         $1.336  $1.223 $1.078  $0.731      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)          4,858   4,224  3,085     546      --     --
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                   $1.218  $1.075 $0.730  $0.932      --     --
    Accumulation Unit Value at end of period                                         $1.328  $1.218 $1.075  $0.730      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)            297     162    164      --      --     --
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                   $1.217  $1.074 $0.730  $0.932      --     --
    Accumulation Unit Value at end of period                                         $1.326  $1.217 $1.074  $0.730      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)            348     139     81       9      --     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $1.212  $1.072 $0.729  $0.674      --     --
    Accumulation Unit Value at end of period                                         $1.319  $1.212 $1.072  $0.729      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)          9,163   9,023  6,237   1,037      --     --
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                   $1.212  $1.072 $0.729  $0.932      --     --
    Accumulation Unit Value at end of period                                         $1.319  $1.212 $1.072  $0.729      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)          9,163   9,023  6,237   1,037      --     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $1.208  $1.131     --      --      --     --
    Accumulation Unit Value at end of period                                         $1.312  $1.208     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)          5,449   3,960     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $1.208  $1.069 $0.728  $0.673      --     --
    Accumulation Unit Value at end of period                                         $1.312  $1.208 $1.069  $0.728      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)          5,449   3,960    255      67      --     --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $1.206  $1.069 $0.728  $0.673      --     --
    Accumulation Unit Value at end of period                                         $1.310  $1.206 $1.069  $0.728      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)            279     289    264     143      --     --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $1.203  $1.128     --      --      --     --
    Accumulation Unit Value at end of period                                         $1.305  $1.203     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)            586     502     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $1.202  $1.128     --      --      --     --
    Accumulation Unit Value at end of period                                         $1.303  $1.202     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)            126     150     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $1.202  $1.066 $0.728  $0.673      --     --
    Accumulation Unit Value at end of period                                         $1.303  $1.202 $1.066  $0.728      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)            126     150    139      49      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $1.200  $1.128     --      --      --     --
    Accumulation Unit Value at end of period                                         $1.299  $1.200     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)             --      --     --      --      --     --

30                                           HARTFORD LIFE INSURANCE COMPANY

----------------------------------------------------------------------------

                                                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                                                                          2005    2004    2003   2002    2001    2000
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                   $0.695  $0.630 $0.411  $0.600  $0.716 $0.800
    Accumulation Unit Value at end of period                                         $0.827  $0.695 $0.630  $0.411  $0.600 $0.716
    Number of Accumulation Units outstanding at end of period (in thousands)          2,199   3,022  3,209  14,586  10,611  5,429
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                   $0.690  $0.627 $0.410  $0.598  $0.716 $0.800
    Accumulation Unit Value at end of period                                         $0.820  $0.690 $0.627  $0.410  $0.598 $0.716
    Number of Accumulation Units outstanding at end of period (in thousands)          1,090   1,281    976   2,190   1,512    602
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                   $0.690  $0.627 $0.410  $0.599  $0.688     --
    Accumulation Unit Value at end of period                                         $0.819  $0.690 $0.627  $0.410  $0.599     --
    Number of Accumulation Units outstanding at end of period (in thousands)             93      93     51   1,320     765     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $0.685  $0.623 $0.408  $0.399      --     --
    Accumulation Unit Value at end of period                                         $0.812  $0.685 $0.623  $0.408      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)          3,962   4,306  4,231   3,370      --     --
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                   $0.685  $0.623 $0.408  $0.597  $0.687     --
    Accumulation Unit Value at end of period                                         $0.812  $0.685 $0.623  $0.408  $0.597     --
    Number of Accumulation Units outstanding at end of period (in thousands)          3,962   4,306  4,231   3,370     974     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $0.685  $0.648     --      --      --     --
    Accumulation Unit Value at end of period                                         $0.810  $0.685     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)            149     146     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $0.685  $0.624 $0.409  $0.400      --     --
    Accumulation Unit Value at end of period                                         $0.810  $0.685 $0.624  $0.409      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)            149     146     86     212      --     --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $0.682  $0.621 $0.408  $0.399      --     --
    Accumulation Unit Value at end of period                                         $0.806  $0.682 $0.621  $0.408      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)            331     346    406     208      --     --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $0.682  $0.646     --      --      --     --
    Accumulation Unit Value at end of period                                         $0.806  $0.682     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)            177     177     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $0.679  $0.644     --      --      --     --
    Accumulation Unit Value at end of period                                         $0.802  $0.679     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)            310     369     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $0.679  $0.620 $0.407  $0.399      --     --
    Accumulation Unit Value at end of period                                         $0.802  $0.679 $0.620  $0.407      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)            310     369    320     100      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $1.061  $1.008     --      --      --     --
    Accumulation Unit Value at end of period                                         $1.251  $1.061     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)             --      --     --      --      --     --

HARTFORD LIFE INSURANCE COMPANY                                           31

----------------------------------------------------------------------------

                                                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                                                                          2005    2004    2003   2002    2001    2000
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                   $0.791  $0.772 $0.621  $0.833  $0.965 $1.014
    Accumulation Unit Value at end of period                                         $0.852  $0.791 $0.772  $0.621  $0.833 $0.965
    Number of Accumulation Units outstanding at end of period (in thousands)          8,357   8,978  9,035  44,390  40,157 16,394
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                   $0.785  $0.768 $0.618  $0.831  $0.964 $1.013
    Accumulation Unit Value at end of period                                         $0.845  $0.785 $0.768  $0.618  $0.831 $0.964
    Number of Accumulation Units outstanding at end of period (in thousands)          1,390   1,198  1,046   4,710   4,482  1,599
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                   $0.784  $0.767 $0.618  $0.832  $0.983     --
    Accumulation Unit Value at end of period                                         $0.844  $0.784 $0.767  $0.618  $0.832     --
    Number of Accumulation Units outstanding at end of period (in thousands)            164     213    145   5,273   3,868     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $0.779  $0.763 $0.616  $0.583      --     --
    Accumulation Unit Value at end of period                                         $0.836  $0.779 $0.763  $0.616      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)         13,684  15,043 14,750  10,209      --     --
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                   $0.779  $0.763 $0.616  $0.830  $0.981     --
    Accumulation Unit Value at end of period                                         $0.836  $0.779 $0.763  $0.616  $0.830     --
    Number of Accumulation Units outstanding at end of period (in thousands)         13,684  15,043 14,750  10,209   2,184     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $0.778  $0.766     --      --      --     --
    Accumulation Unit Value at end of period                                         $0.835  $0.778     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)            543     617     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $0.778  $0.764 $0.617  $0.585      --     --
    Accumulation Unit Value at end of period                                         $0.835  $0.778 $0.764  $0.617      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)            543     617    574     317      --     --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $0.775  $0.761 $0.615  $0.583      --     --
    Accumulation Unit Value at end of period                                         $0.831  $0.775 $0.761  $0.615      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)            706     777    411     218      --     --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $0.775  $0.764     --      --      --     --
    Accumulation Unit Value at end of period                                         $0.830  $0.775     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)            253     118     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $0.772  $0.762     --      --      --     --
    Accumulation Unit Value at end of period                                         $0.826  $0.772     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)            545     747     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $0.772  $0.759 $0.615  $0.583      --     --
    Accumulation Unit Value at end of period                                         $0.826  $0.772 $0.759  $0.615      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)            545     747    453     300      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $0.828  $0.818     --      --      --     --
    Accumulation Unit Value at end of period                                         $0.885  $0.828     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)             --      --     --      --      --     --

32                                           HARTFORD LIFE INSURANCE COMPANY

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
                                                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                                                                          2005    2004    2003   2002    2001    2000
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD TOTAL RETURN BOND HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                   $1.377  $1.339 $1.262  $1.166  $1.091 $1.050
    Accumulation Unit Value at end of period                                         $1.387  $1.377 $1.339  $1.262  $1.166 $1.091
    Number of Accumulation Units outstanding at end of period (in thousands)          7,858   9,293 10,136  26,330  12,849  1,197
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                   $1.367  $1.331 $1.257  $1.163  $1.089 $1.049
    Accumulation Unit Value at end of period                                         $1.375  $1.367 $1.331  $1.257  $1.163 $1.089
    Number of Accumulation Units outstanding at end of period (in thousands)          1,680   1,618  1,609   3,418   2,576    170
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                   $1.366  $1.331 $1.258  $1.164  $1.106     --
    Accumulation Unit Value at end of period                                         $1.373  $1.366 $1.331  $1.258  $1.164     --
    Number of Accumulation Units outstanding at end of period (in thousands)            520     680    630   1,943   1,026     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $1.356  $1.323 $1.252  $1.186      --     --
    Accumulation Unit Value at end of period                                         $1.361  $1.356 $1.323  $1.252      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)         14,349  15,127 13,989   7,260      --     --
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                   $1.356  $1.323 $1.252  $1.161  $1.104     --
    Accumulation Unit Value at end of period                                         $1.361  $1.356 $1.323  $1.252  $1.161     --
    Number of Accumulation Units outstanding at end of period (in thousands)         14,349  15,127 13,989   7,260   1,427     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $1.355  $1.333     --      --      --     --
    Accumulation Unit Value at end of period                                         $1.358  $1.355     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)          1,078     789     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $1.355  $1.324 $1.255  $1.189      --     --
    Accumulation Unit Value at end of period                                         $1.358  $1.355 $1.324  $1.255      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)          1,078     789    821     530      --     --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $1.350  $1.319 $1.251  $1.186      --     --
    Accumulation Unit Value at end of period                                         $1.352  $1.350 $1.319  $1.251      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)          1,082   1,078    850     207      --     --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $1.350  $1.330     --      --      --     --
    Accumulation Unit Value at end of period                                         $1.351  $1.350     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)            790   1,228     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $1.345  $1.325     --      --      --     --
    Accumulation Unit Value at end of period                                         $1.345  $1.345     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)            812     853     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $1.345  $1.317 $1.250  $1.186      --     --
    Accumulation Unit Value at end of period                                         $1.345  $1.345 $1.317  $1.250      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)            812     853    292     212      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $1.196  $1.181     --      --      --     --
    Accumulation Unit Value at end of period                                         $1.195  $1.196     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)             --      74     --      --      --     --

HARTFORD LIFE INSURANCE COMPANY                                           33

----------------------------------------------------------------------------

                                                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                                                                          2005    2004    2003   2002    2001    2000
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                   $1.078  $1.074 $1.069  $1.007      --     --
    Accumulation Unit Value at end of period                                         $1.076  $1.078 $1.074  $1.069      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)         12,202  12,605 15,668  10,231      --     --
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                   $1.073  $1.071 $1.068  $1.007      --     --
    Accumulation Unit Value at end of period                                         $1.070  $1.073 $1.071  $1.068      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)            643     441    592     600      --     --
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                   $1.072  $1.070 $1.068  $1.007      --     --
    Accumulation Unit Value at end of period                                         $1.068  $1.072 $1.070  $1.068      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)            803     639    521     756      --     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $1.068  $1.068 $1.067  $1.042      --     --
    Accumulation Unit Value at end of period                                         $1.062  $1.068 $1.068  $1.067      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)         25,975  27,469 29,237   6,193      --     --
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                   $1.068  $1.068 $1.067  $1.007      --     --
    Accumulation Unit Value at end of period                                         $1.062  $1.068 $1.068  $1.067      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)         25,975  27,469 29,237   6,193      --     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $1.064  $1.069     --      --      --     --
    Accumulation Unit Value at end of period                                         $1.057  $1.064     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)          9,586   6,350     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $1.064  $1.065 $1.066  $1.042      --     --
    Accumulation Unit Value at end of period                                         $1.057  $1.064 $1.065  $1.066      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)          9,586   6,350  1,284     401      --     --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $1.063  $1.065 $1.066  $1.042      --     --
    Accumulation Unit Value at end of period                                         $1.055  $1.063 $1.065  $1.066      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)            505     536    769     723      --     --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $1.060  $1.066     --      --      --     --
    Accumulation Unit Value at end of period                                         $1.051  $1.060     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)            569     476     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $1.059  $1.066     --      --      --     --
    Accumulation Unit Value at end of period                                         $1.050  $1.059     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)            600     793     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $1.059  $1.062 $1.065  $1.042      --     --
    Accumulation Unit Value at end of period                                         $1.050  $1.059 $1.062  $1.065      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)            600     793    788     300      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $1.057  $1.066     --      --      --     --
    Accumulation Unit Value at end of period                                         $1.046  $1.057     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)             --      --     --      --      --     --

34                                           HARTFORD LIFE INSURANCE COMPANY

----------------------------------------------------------------------------

                                                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                                                                          2005    2004    2003   2002    2001    2000
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                   $1.045  $0.960 $0.759  $0.998  $1.000     --
    Accumulation Unit Value at end of period                                         $1.110  $1.045 $0.960  $0.759  $0.998     --
    Number of Accumulation Units outstanding at end of period (in thousands)          6,354   7,201  6,626   4,127     918     --
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                   $1.039  $0.956 $0.757  $0.997  $1.000     --
    Accumulation Unit Value at end of period                                         $1.103  $1.039 $0.956  $0.757  $0.997     --
    Number of Accumulation Units outstanding at end of period (in thousands)            285     274    245     164      --     --
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                   $1.037  $0.955 $0.756  $0.996  $1.000     --
    Accumulation Unit Value at end of period                                         $1.100  $1.037 $0.955  $0.756  $0.996     --
    Number of Accumulation Units outstanding at end of period (in thousands)            303     303    407     237      --     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $1.031  $0.951 $0.755  $0.746      --     --
    Accumulation Unit Value at end of period                                         $1.092  $1.031 $0.951  $0.755      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)          9,235   8,748  7,298   1,463      --     --
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                   $1.031  $0.951 $0.755  $0.995  $1.000     --
    Accumulation Unit Value at end of period                                         $1.092  $1.031 $0.951  $0.755  $0.995     --
    Number of Accumulation Units outstanding at end of period (in thousands)          9,235   8,748  7,298   1,463      --     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $1.027  $0.954     --      --      --     --
    Accumulation Unit Value at end of period                                         $1.087  $1.027     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)          1,681   1,257     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $1.027  $0.949 $0.754  $0.746      --     --
    Accumulation Unit Value at end of period                                         $1.087  $1.027 $0.949  $0.754      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)          1,681   1,257    367      88      --     --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $1.026  $0.948 $0.754  $0.746      --     --
    Accumulation Unit Value at end of period                                         $1.085  $1.026 $0.948  $0.754      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)             76      50     56      --      --     --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $1.023  $0.952     --      --      --     --
    Accumulation Unit Value at end of period                                         $1.081  $1.023     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)            464     456     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $1.023  $0.951     --      --      --     --
    Accumulation Unit Value at end of period                                         $1.079  $1.023     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)            434     598     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $1.023  $0.946 $0.753  $0.746      --     --
    Accumulation Unit Value at end of period                                         $1.079  $1.023 $0.946  $0.753      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)            434     598    471      58      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $1.021  $0.951     --      --      --     --
    Accumulation Unit Value at end of period                                         $1.076  $1.021     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)             13      --     --      --      --     --

HARTFORD LIFE INSURANCE COMPANY                                           35

----------------------------------------------------------------------------

                                                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                                                                          2005    2004    2003   2002    2001    2000
-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD VALUE OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period                                   $1.296  $1.109 $0.795  $0.975      --     --
    Accumulation Unit Value at end of period                                         $1.380  $1.296 $1.109  $0.795      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)          2,291   1,209    775      56      --     --
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                   $1.291  $1.106 $0.794  $0.975      --     --
    Accumulation Unit Value at end of period                                         $1.372  $1.291 $1.106  $0.794      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)            202      92     53      26      --     --
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period                                   $1.289  $1.105 $0.794  $0.975      --     --
    Accumulation Unit Value at end of period                                         $1.370  $1.289 $1.105  $0.794      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)            176       8      8      --      --     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $1.284  $1.102 $0.793  $0.737      --     --
    Accumulation Unit Value at end of period                                         $1.362  $1.284 $1.102  $0.793      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)          4,870   3,924  2,892     310      --     --
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                                   $1.284  $1.102 $0.793  $0.975      --     --
    Accumulation Unit Value at end of period                                         $1.362  $1.284 $1.102  $0.793      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)          4,870   3,924  2,892     310      --     --
  WITH THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $1.279  $1.133     --      --      --     --
    Accumulation Unit Value at end of period                                         $1.355  $1.279     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)          2,387   1,334     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $1.279  $1.100 $0.792  $0.737      --     --
    Accumulation Unit Value at end of period                                         $1.355  $1.279 $1.100  $0.792      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)          2,387   1,334    138      --      --     --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $1.278  $1.099 $0.792  $0.737      --     --
    Accumulation Unit Value at end of period                                         $1.353  $1.278 $1.099  $0.792      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)             76      45     44      29      --     --
  WITH OPTIONAL DEATH BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $1.274  $1.130     --      --      --     --
    Accumulation Unit Value at end of period                                         $1.348  $1.274     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)            290     218     --      --      --     --
  WITH EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $1.273  $1.130     --      --      --     --
    Accumulation Unit Value at end of period                                         $1.346  $1.273     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)            156     110     --      --      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning of period                                   $1.273  $1.097 $0.792  $0.737      --     --
    Accumulation Unit Value at end of period                                         $1.346  $1.273 $1.097  $0.792      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)            156     110    107      42      --     --
  WITH OPTIONAL DEATH BENEFIT, EARNINGS PROTECTION BENEFIT AND THE HARTFORD'S
    PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning of period                                   $1.271  $1.130     --      --      --     --
    Accumulation Unit Value at end of period                                         $1.342  $1.271     --      --      --     --
    Number of Accumulation Units outstanding at end of period (in thousands)             --      --     --      --      --     --

 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------
THE CONTRACT OWNERS OF HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT TWO AND THE
BOARD OF DIRECTORS OF HARTFORD LIFE INSURANCE COMPANY

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life Insurance Company Separate Account Two (the "Account") as of December 31, 2005, and the related statements of operations and of changes in net assets and the financial highlights for the respective stated periods then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the investment companies; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the individual Sub-Accounts constituting the Hartford Life Insurance Company Separate Account Two as of December 31, 2005, the results of their operations, the changes in their net assets and the financial highlights for the respective stated periods then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 22, 2006

_____________________________________ SA-1 _____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2005

                                    AMERICAN
                                   CENTURY(R)
                                       VP
                                    CAPITAL            AIM V.I. CAPITAL
                                  APPRECIATION           APPRECIATION     AIM V.I. HIGH
                                      FUND                   FUND          YIELD FUND
                                  SUB-ACCOUNT            SUB-ACCOUNT       SUB-ACCOUNT
                           --------------------------  ----------------  ---------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........           --                       --                --
      Class IB...........           --                       --                --
      Other class........               448,665                300,728         1,008,546
                                ===============        ===============   ===============
    Cost:
      Class IA...........           --                       --                --
      Class IB...........           --                       --                --
      Other class........       $     4,023,970        $     9,257,115   $     8,647,892
                                ===============        ===============   ===============
    Market Value:
      Class IA...........           --                       --                --
      Class IB...........           --                       --                --
      Other class........       $     4,195,019        $     7,421,963   $     6,081,535
  Due from Hartford Life
   Insurance Company.....           --                       --                --
  Receivable from fund
   shares sold...........                 9,150                  3,032               828
  Other assets...........                   212                     10                19
                                ---------------        ---------------   ---------------
  Total Assets...........             4,204,381              7,425,005         6,082,382
                                ---------------        ---------------   ---------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....                 9,150                  3,032               828
  Payable for fund shares
   purchased.............           --                       --                --
  Other liabilities......           --                       --                --
                                ---------------        ---------------   ---------------
  Total Liabilities......                 9,150                  3,032               828
                                ---------------        ---------------   ---------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........       $     4,195,231        $     7,421,973   $     6,081,554
                                ===============        ===============   ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                                              ALLIANCEBERNSTEIN   ALLIANCEBERNSTEIN                       BB&T CAPITAL
                           AIM V.I. PREMIER     VP GLOBAL BOND      VP GROWTH AND       BB&T MID CAP        MANAGER
                              EQUITY FUND         PORTFOLIO        INCOME PORTFOLIO      GROWTH VIF        EQUITY VIF
                              SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT (A)   SUB-ACCOUNT (B)
                           -----------------  ------------------  ------------------  ----------------  ----------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........         --                 --                  --                 --                --
      Class IB...........         --                 --                  --                 --                --
      Other class........           710,625            170,777             195,682          1,239,054           930,055
                           ================    ===============     ===============    ================  ===============
    Cost:
      Class IA...........         --                 --                  --                 --                --
      Class IB...........         --                 --                  --                 --                --
      Other class........  $     20,075,524    $     2,174,349     $     5,528,544    $    13,648,633   $     8,317,572
                           ================    ===============     ===============    ================  ===============
    Market Value:
      Class IA...........         --                 --                  --                 --                --
      Class IB...........         --                 --                  --                 --                --
      Other class........  $     15,861,142    $     1,914,405     $     4,823,555    $    19,415,974   $     9,774,881
  Due from Hartford Life
   Insurance Company.....         --                 --                  --                    22,547         --
  Receivable from fund
   shares sold...........             1,564                141              23,338          --                      773
  Other assets...........               228          --                         63                 44                13
                           ----------------    ---------------     ---------------    ----------------  ---------------
  Total Assets...........        15,862,934          1,914,546           4,846,956         19,438,565         9,775,667
                           ----------------    ---------------     ---------------    ----------------  ---------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....             1,564                141              23,338          --                      773
  Payable for fund shares
   purchased.............         --                 --                  --                    22,547         --
  Other liabilities......         --                         3           --                 --                --
                           ----------------    ---------------     ---------------    ----------------  ---------------
  Total Liabilities......             1,564                144              23,338             22,547               773
                           ----------------    ---------------     ---------------    ----------------  ---------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $     15,861,370    $     1,914,402     $     4,823,618    $    19,416,018   $     9,774,894
                           ================    ===============     ===============    ================  ===============


                            BB&T LARGE CAP
                              VALUE VIF
                           SUB-ACCOUNT (C)
                           ----------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........         --
      Class IB...........         --
      Other class........         5,759,354
                           ================
    Cost:
      Class IA...........         --
      Class IB...........         --
      Other class........  $     68,712,617
                           ================
    Market Value:
      Class IA...........         --
      Class IB...........         --
      Other class........  $     80,630,952
  Due from Hartford Life
   Insurance Company.....         --
  Receivable from fund
   shares sold...........             8,877
  Other assets...........               788
                           ----------------
  Total Assets...........        80,640,617
                           ----------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....             8,877
  Payable for fund shares
   purchased.............         --
  Other liabilities......         --
                           ----------------
  Total Liabilities......             8,877
                           ----------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $     80,631,740
                           ================

(a)  Formerly BB&T Mid Cap Growth Fund Sub-Account. Change effective May 2,
     2005.
(b) Formerly BB&T Capital Manager Equity Fund Sub-Account. Change effective May 2, 2005.
(c)  Formerly BB&T Large Cap Value Fund Sub-Account. Change effective May 2,
     2005.

_____________________________________ SA-3 _____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005


                              BB&T LARGE       BB&T SPECIAL
                               COMPANY        OPPORTUNITIES       BB&T TOTAL
                              GROWTH VIF        EQUITY VIF     RETURN BOND VIF
                           SUB-ACCOUNT (D)   SUB-ACCOUNT (E)   SUB-ACCOUNT (F)
                           ----------------  ----------------  ----------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........        --                --                --
      Class IB...........        --                --                --
      Other class........        1,072,111           713,575           186,994
                           ================  ===============   ===============
    Cost:
      Class IA...........        --                --                --
      Class IB...........        --                --                --
      Other class........  $     9,608,937   $     8,402,294   $     1,882,142
                           ================  ===============   ===============
    Market Value:
      Class IA...........        --                --                --
      Class IB...........        --                --                --
      Other class........  $    11,032,019   $     9,062,408   $     1,854,984
  Due from Hartford Life
   Insurance Company.....        --                --                --
  Receivable from fund
   shares sold...........            1,573            58,912               142
  Other assets...........               51         --                       19
                           ----------------  ---------------   ---------------
  Total Assets...........       11,033,643         9,121,320         1,855,145
                           ----------------  ---------------   ---------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....            1,573            58,912               142
  Payable for fund shares
   purchased.............        --                --                --
  Other liabilities......        --                       40         --
                           ----------------  ---------------   ---------------
  Total Liabilities......            1,573            58,952               142
                           ----------------  ---------------   ---------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $    11,032,070   $     9,062,368   $     1,855,003
                           ================  ===============   ===============

(d)  Formerly BB&T Large Company Growth Fund Sub-Account. Change effective
     May 2, 2005.
(e) Formerly BB&T Special Opportunities Equity Fund Sub-Account. Change effective May 2, 2005.
(f) Formerly BB&T Total Return Bond Fund Sub-Account. Change effective May 2, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________


                           CALVERT SOCIAL                                         EVERGREEN VA                        EVERGREEN VA
                              BALANCED        EVERGREEN VA      EVERGREEN VA     INTERNATIONAL      EVERGREEN VA     SPECIAL VALUES
                              PORTFOLIO      BALANCED FUND      GROWTH FUND       EQUITY FUND        OMEGA FUND           FUND
                             SUB-ACCOUNT    SUB-ACCOUNT (G)   SUB-ACCOUNT (H)     SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           ---------------  ----------------  ----------------  ----------------  ----------------  ----------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........        --               --                --                 --                --                --
      Class IB...........        --               --                --                 --                --                --
      Other class........       1,856,741           510,205           847,505          1,991,017           547,799         1,242,637
                           ===============  ===============   ================  ================  ================  ================
    Cost:
      Class IA...........        --               --                --                 --                --                --
      Class IB...........        --               --                --                 --                --                --
      Other class........  $    3,058,722   $     7,230,500   $    10,015,492   $     22,505,463  $     10,488,231  $     18,299,353
                           ===============  ===============   ================  ================  ================  ================
    Market Value:
      Class IA...........        --               --                --                 --                --                --
      Class IB...........        --               --                --                 --                --                --
      Other class........  $    3,607,648   $     7,209,201   $    12,458,328   $     28,491,460  $      9,197,555  $     20,043,731
  Due from Hartford Life
   Insurance Company.....             154         --                --                 --                --                --
  Receivable from fund
   shares sold...........        --                     670             3,978              1,625               768             1,105
  Other assets...........        --                      41         --                 --                       68                32
                           ---------------  ---------------   ----------------  ----------------  ----------------  ----------------
  Total Assets...........       3,607,802         7,209,912        12,462,306         28,493,085         9,198,391        20,044,868
                           ---------------  ---------------   ----------------  ----------------  ----------------  ----------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....        --                     670             3,978              1,625               768             1,105
  Payable for fund shares
   purchased.............             154         --                --                 --                --                --
  Other liabilities......              11         --                       14                 21         --                --
                           ---------------  ---------------   ----------------  ----------------  ----------------  ----------------
  Total Liabilities......             165               670             3,992              1,646               768             1,105
                           ---------------  ---------------   ----------------  ----------------  ----------------  ----------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $    3,607,637   $     7,209,242   $    12,458,314   $     28,491,439  $      9,197,623  $     20,043,763
                           ===============  ===============   ================  ================  ================  ================

(g) Formerly Evergreen VA Foundation Fund Sub-Account. Change effective April 15, 2005.
(h) Effective April 15, 2005, Evergreen VA Special Equity Fund Sub-Account merged with Evergreen VA Growth Fund Sub-Account.

_____________________________________ SA-5 _____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005


                           EVERGREEN VA     EVERGREEN VA
                            HIGH INCOME     FUNDAMENTAL         FIDELITY(R) VIP
                               FUND        LARGE CAP FUND      ASSET MANAGER-SM-
                            SUB-ACCOUNT   SUB-ACCOUNT (I)         SUB-ACCOUNT
                           -------------  ----------------  ------------------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       --              --                  --
      Class IB...........       --              --                  --
      Other class........        24,798         1,026,137               299,114
                           =============  ================      ===============
    Cost:
      Class IA...........       --              --                  --
      Class IB...........       --              --                  --
      Other class........  $    257,191   $    15,309,695       $     4,803,042
                           =============  ================      ===============
    Market Value:
      Class IA...........       --              --                  --
      Class IB...........       --              --                  --
      Other class........  $    254,675   $    18,357,585       $     4,498,679
  Due from Hartford Life
   Insurance Company.....       --              --                  --
  Receivable from fund
   shares sold...........            18             4,502                 1,168
  Other assets...........       --                     28           --
                           -------------  ----------------      ---------------
  Total Assets...........       254,693        18,362,115             4,499,847
                           -------------  ----------------      ---------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....            18             4,502                 1,168
  Payable for fund shares
   purchased.............       --              --                  --
  Other liabilities......             3         --                  --
                           -------------  ----------------      ---------------
  Total Liabilities......            21             4,502                 1,168
                           -------------  ----------------      ---------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $    254,672   $    18,357,613       $     4,498,679
                           =============  ================      ===============

(i) Effective April 15, 2005, Evergreen VA Fund Sub-Account merged with Evergreen VA Fundamental Large Cap Fund Fund Sub-Account (formerly Evergreen VA Growth and Income Sub-Account.)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                                   FIDELITY(R)                   FIDELITY(R)                   FIDELITY(R)
                                       VIP                           VIP                           VIP
                                      GROWTH                    CONTRAFUND(R)                    OVERSEAS
                                   SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                           ----------------------------  ----------------------------  ----------------------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........            --                            --                           --
      Class IB...........            --                            --                           --
      Other class........                 477,924                       811,379                      261,445
                                 ================              ================              ===============
    Cost:
      Class IA...........            --                            --                           --
      Class IB...........            --                            --                           --
      Other class........        $     15,664,953              $     14,044,443              $     5,300,837
                                 ================              ================              ===============
    Market Value:
      Class IA...........            --                            --                           --
      Class IB...........            --                            --                           --
      Other class........        $     16,106,032              $     25,177,081              $     5,388,383
  Due from Hartford Life
   Insurance Company.....            --                            --                                    449
  Receivable from fund
   shares sold...........                     687                           303                 --
  Other assets...........                     665                  --                           --
                                 ----------------              ----------------              ---------------
  Total Assets...........              16,107,384                    25,177,384                    5,388,832
                                 ----------------              ----------------              ---------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....                     687                           303                 --
  Payable for fund shares
   purchased.............            --                            --                                    449
  Other liabilities......            --                                     233                           26
                                 ----------------              ----------------              ---------------
  Total Liabilities......                     687                           536                          475
                                 ----------------              ----------------              ---------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........        $     16,106,697              $     25,176,848              $     5,388,357
                                 ================              ================              ===============


                             FIFTH THIRD       FIFTH THIRD
                            BALANCED VIP    DISCIPLINED VALUE   FIFTH THIRD MID
                                FUND             VIP FUND         CAP VIP FUND
                             SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                           ---------------  ------------------  ----------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........        --                --                  --
      Class IB...........        --                --                  --
      Other class........         110,137             822,616            817,092
                           ===============   ================   ================
    Cost:
      Class IA...........        --                --                  --
      Class IB...........        --                --                  --
      Other class........  $    1,221,013    $     10,669,771   $     11,093,791
                           ===============   ================   ================
    Market Value:
      Class IA...........        --                --                  --
      Class IB...........        --                --                  --
      Other class........  $    1,300,721    $     12,915,075   $     13,955,933
  Due from Hartford Life
   Insurance Company.....        --                --                  --
  Receivable from fund
   shares sold...........             105               3,074              6,640
  Other assets...........               2          --                  --
                           ---------------   ----------------   ----------------
  Total Assets...........       1,300,828          12,918,149         13,962,573
                           ---------------   ----------------   ----------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....             105               3,074              6,640
  Payable for fund shares
   purchased.............        --                --                  --
  Other liabilities......        --                        39                156
                           ---------------   ----------------   ----------------
  Total Liabilities......             105               3,113              6,796
                           ---------------   ----------------   ----------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $    1,300,723    $     12,915,036   $     13,955,777
                           ===============   ================   ================

_____________________________________ SA-7 _____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                                  FIRST HORIZON
                                                     CAPITAL       FIRST HORIZON
                           FIFTH THIRD QUALITY    APPRECIATION      CORE EQUITY
                             GROWTH VIP FUND        PORTFOLIO        PORTFOLIO
                               SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT
                           --------------------  ---------------  ---------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........          --                  --               --
      Class IB...........          --                  --               --
      Other class........           1,639,987           291,224         1,032,932
                             ================    ===============  ===============
    Cost:
      Class IA...........          --                  --               --
      Class IB...........          --                  --               --
      Other class........    $     11,787,664    $    3,456,757   $     9,418,002
                             ================    ===============  ===============
    Market Value:
      Class IA...........          --                  --               --
      Class IB...........          --                  --               --
      Other class........    $     13,234,697    $    3,713,106   $     9,637,258
  Due from Hartford Life
   Insurance Company.....          --                  --                   1,035
  Receivable from fund
   shares sold...........               5,232               368         --
  Other assets...........          --                       136               189
                             ----------------    ---------------  ---------------
  Total Assets...........          13,239,929         3,713,610         9,638,482
                             ----------------    ---------------  ---------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....               5,232               368         --
  Payable for fund shares
   purchased.............          --                  --                   1,035
  Other liabilities......                   6          --               --
                             ----------------    ---------------  ---------------
  Total Liabilities......               5,238               368             1,035
                             ----------------    ---------------  ---------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $     13,234,691    $    3,713,242   $     9,637,447
                             ================    ===============  ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                                                  HARTFORD TOTAL      HARTFORD CAPITAL     HARTFORD DIVIDEND
                            HARTFORD ADVISERS     RETURN BOND HLS     APPRECIATION HLS      AND GROWTH HLS      HARTFORD FOCUS
                                HLS FUND               FUND                 FUND                 FUND              HLS FUND
                               SUB-ACCOUNT        SUB-ACCOUNT (J)        SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT
                           -------------------  -------------------  -------------------  -------------------  ----------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........         132,277,188           77,143,916           67,634,685           69,196,632         1,414,962
      Class IB...........          15,785,243           23,267,458           10,865,763           17,132,628           691,943
      Other class........          --                   --                   --                   --                 --
                           ===================  ===================  ===================  ===================  ================
    Cost:
      Class IA...........  $    2,364,606,101   $      865,535,647   $    2,469,701,095   $    1,162,524,195   $    13,387,790
      Class IB...........         389,975,708          271,461,398          488,143,353          313,163,473         6,261,943
      Other class........          --                   --                   --                   --                 --
                           ===================  ===================  ===================  ===================  ================
    Market Value:
      Class IA...........  $    2,980,112,707   $      869,302,618   $    3,583,749,127   $    1,435,174,396   $    14,946,966
      Class IB...........         358,249,186          260,667,148          573,142,360          354,217,429         7,289,594
      Other class........          --                   --                   --                   --                 --
  Due from Hartford Life
   Insurance Company.....          --                   --                   --                   --                 --
  Receivable from fund
   shares sold...........           1,535,514               17,108            1,899,245            1,004,445             1,078
  Other assets...........              18,974                4,224               21,907                1,887         --
                           -------------------  -------------------  -------------------  -------------------  ----------------
  Total Assets...........       3,339,916,381        1,129,991,098        4,158,812,639        1,790,398,157        22,237,638
                           -------------------  -------------------  -------------------  -------------------  ----------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....           1,535,514               17,108            1,899,246            1,004,445             1,078
  Payable for fund shares
   purchased.............          --                   --                   --                   --                 --
  Other liabilities......          --                   --                   --                   --                         6
                           -------------------  -------------------  -------------------  -------------------  ----------------
  Total Liabilities......           1,535,514               17,108            1,899,246            1,004,445             1,084
                           -------------------  -------------------  -------------------  -------------------  ----------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $    3,338,380,867   $    1,129,973,990   $    4,156,913,393   $    1,789,393,712   $    22,236,554
                           ===================  ===================  ===================  ===================  ================


                            HARTFORD GLOBAL
                             ADVISERS HLS
                                 FUND
                              SUB-ACCOUNT
                           -----------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........          7,478,716
      Class IB...........          1,103,625
      Other class........         --
                           =================
    Cost:
      Class IA...........  $      85,647,558
      Class IB...........         12,119,061
      Other class........         --
                           =================
    Market Value:
      Class IA...........  $      93,336,207
      Class IB...........         13,692,668
      Other class........         --
  Due from Hartford Life
   Insurance Company.....         --
  Receivable from fund
   shares sold...........             15,499
  Other assets...........         --
                           -----------------
  Total Assets...........        107,044,374
                           -----------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....             15,499
  Payable for fund shares
   purchased.............         --
  Other liabilities......                371
                           -----------------
  Total Liabilities......             15,870
                           -----------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $     107,028,504
                           =================

(j)  Formerly Hartford Bond HLS Fund Sub-Account. Change effective March 15,
     2005.

_____________________________________ SA-9 _____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                            HARTFORD GLOBAL
                           HARTFORD GLOBAL     FINANCIAL
                           COMMUNICATIONS     SERVICES HLS     HARTFORD GLOBAL
                              HLS FUND            FUND         HEALTH HLS FUND
                             SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT
                           ---------------  ----------------  -----------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........         675,358           802,021           5,811,914
      Class IB...........         171,920           305,817           1,002,408
      Other class........        --               --                 --
                           ===============  ================  =================
    Cost:
      Class IA...........  $    3,840,869   $     7,103,080   $      77,909,614
      Class IB...........       1,016,482         2,670,500          13,597,906
      Other class........        --               --                 --
                           ===============  ================  =================
    Market Value:
      Class IA...........  $    6,789,435   $     9,282,949   $     102,626,265
      Class IB...........       1,721,848         3,531,378          17,511,075
      Other class........        --               --                 --
  Due from Hartford Life
   Insurance Company.....        --               --                 --
  Receivable from fund
   shares sold...........             962             4,742             128,445
  Other assets...........        --               --                      2,121
                           ---------------  ----------------  -----------------
  Total Assets...........       8,512,245        12,819,069         120,267,906
                           ---------------  ----------------  -----------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....             962             4,742             128,445
  Payable for fund shares
   purchased.............        --               --                 --
  Other liabilities......              72                54          --
                           ---------------  ----------------  -----------------
  Total Liabilities......           1,034             4,796             128,445
                           ---------------  ----------------  -----------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $    8,511,211   $    12,814,273   $     120,139,461
                           ===============  ================  =================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                            HARTFORD GLOBAL   HARTFORD GLOBAL        HARTFORD                            HARTFORD GROWTH
                              LEADERS HLS      TECHNOLOGY HLS   DISCIPLINED EQUITY    HARTFORD GROWTH     OPPORTUNITIES
                                 FUND               FUND             HLS FUND            HLS FUND           HLS FUND
                              SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
                           -----------------  ----------------  -------------------  -----------------  -----------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........        11,250,044         4,909,088           15,562,173          7,696,652          4,792,978
      Class IB...........         2,667,445         1,092,698            4,540,279          2,577,293          1,062,238
      Other class........         --                --                  --                  --                 --
                           =================  ================   =================   =================  =================
    Cost:
      Class IA...........  $    192,732,329   $    40,413,000    $     189,241,401   $     83,826,654   $    119,076,598
      Class IB...........        42,034,157         5,578,531           50,107,776         27,318,886         25,969,496
      Other class........         --                --                  --                  --                 --
                           =================  ================   =================   =================  =================
    Market Value:
      Class IA...........  $    210,832,557   $    26,894,731    $     197,015,003   $     96,545,058   $    144,147,857
      Class IB...........        49,771,731         5,929,124           57,100,750         32,021,616         31,705,876
      Other class........         --                --                  --                  --                 --
  Due from Hartford Life
   Insurance Company.....         --                --                     158,204          --                    90,430
  Receivable from fund
   shares sold...........            22,290             3,526           --                     40,963          --
  Other assets...........             1,154               214                  514              1,750          --
                           -----------------  ----------------   -----------------   -----------------  -----------------
  Total Assets...........       260,627,732        32,827,595          254,274,471        128,609,387        175,944,163
                           -----------------  ----------------   -----------------   -----------------  -----------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....            22,290             3,526           --                     40,963          --
  Payable for fund shares
   purchased.............         --                --                     158,204          --                    90,430
  Other liabilities......         --                --                  --                  --                    83,843
                           -----------------  ----------------   -----------------   -----------------  -----------------
  Total Liabilities......            22,290             3,526              158,204             40,963            174,273
                           -----------------  ----------------   -----------------   -----------------  -----------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $    260,605,442   $    32,824,069    $     254,116,267   $    128,568,424   $    175,769,890
                           =================  ================   =================   =================  =================


                             HARTFORD HIGH
                            YIELD HLS FUND
                              SUB-ACCOUNT
                           -----------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........         15,276,990
      Class IB...........          5,779,562
      Other class........         --
                           =================
    Cost:
      Class IA...........  $     147,839,189
      Class IB...........         54,732,657
      Other class........         --
                           =================
    Market Value:
      Class IA...........  $     149,737,846
      Class IB...........         56,081,174
      Other class........         --
  Due from Hartford Life
   Insurance Company.....         --
  Receivable from fund
   shares sold...........            131,120
  Other assets...........                893
                           -----------------
  Total Assets...........        205,951,033
                           -----------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....            131,120
  Payable for fund shares
   purchased.............         --
  Other liabilities......         --
                           -----------------
  Total Liabilities......            131,120
                           -----------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $     205,819,913
                           =================

_____________________________________ SA-11 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                                  HARTFORD
                                                INTERNATIONAL        HARTFORD
                                                   CAPITAL        INTERNATIONAL
                            HARTFORD INDEX      APPRECIATION      SMALL COMPANY
                               HLS FUND           HLS FUND           HLS FUND
                              SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                           -----------------  -----------------  ----------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........         14,699,729          9,955,029         4,579,672
      Class IB...........          1,353,913          3,005,193           944,937
      Other class........         --                 --                 --
                           =================  =================  ================
    Cost:
      Class IA...........  $     289,550,568  $     108,668,993  $     62,109,208
      Class IB...........         39,530,996         32,244,690        12,472,380
      Other class........         --                 --                 --
                           =================  =================  ================
    Market Value:
      Class IA...........  $     469,995,869  $     124,195,173  $     67,943,094
      Class IB...........         43,109,698         37,252,132        13,903,591
      Other class........         --                 --                 --
  Due from Hartford Life
   Insurance Company.....         --                    173,899            81,041
  Receivable from fund
   shares sold...........            500,251         --                 --
  Other assets...........         --                 --                 --
                           -----------------  -----------------  ----------------
  Total Assets...........        513,605,818        161,621,204        81,927,726
                           -----------------  -----------------  ----------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....            500,251         --                 --
  Payable for fund shares
   purchased.............         --                    173,899            81,041
  Other liabilities......             57,244              2,990               389
                           -----------------  -----------------  ----------------
  Total Liabilities......            557,495            176,889            81,430
                           -----------------  -----------------  ----------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $     513,048,323  $     161,444,315  $     81,846,296
                           =================  =================  ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                               HARTFORD                                                                    HARTFORD
                             INTERNATIONAL                                                                 MORTGAGE
                             OPPORTUNITIES     HARTFORD MIDCAP    HARTFORD MIDCAP    HARTFORD MONEY     SECURITIES HLS
                               HLS FUND           HLS FUND        VALUE HLS FUND     MARKET HLS FUND         FUND
                              SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                           -----------------  -----------------  -----------------  -----------------  -----------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........         25,779,773        16,567,382         18,591,325        306,418,405          16,749,358
      Class IB...........          4,798,817           696,023          5,252,963         67,222,283           3,136,449
      Other class........         --                 --                 --                 --                 --
                           =================  =================  =================  =================  =================
    Cost:
      Class IA...........  $     282,664,351  $    305,873,383   $    193,345,010   $    306,418,405   $     185,459,451
      Class IB...........         54,480,565        17,241,370         55,145,155         67,222,283          36,795,808
      Other class........         --                 --                 --                 --                 --
                           =================  =================  =================  =================  =================
    Market Value:
      Class IA...........  $     350,355,472  $    475,921,889   $    260,524,482   $    306,418,405   $     192,580,841
      Class IB...........         64,881,341        19,854,163         73,351,663         67,222,283          35,755,270
      Other class........         --                 --                 --                 --                 --
  Due from Hartford Life
   Insurance Company.....         --                 --                 --                 --                 --
  Receivable from fund
   shares sold...........             61,581           580,757            286,443             12,859             227,884
  Other assets...........         --                     3,159              2,389             21,911                 357
                           -----------------  -----------------  -----------------  -----------------  -----------------
  Total Assets...........        415,298,394       496,359,968        334,164,977        373,675,458         228,564,352
                           -----------------  -----------------  -----------------  -----------------  -----------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....             61,581           580,757            286,443             12,859             227,884
  Payable for fund shares
   purchased.............         --                 --                 --                 --                 --
  Other liabilities......              1,211         --                 --                 --                 --
                           -----------------  -----------------  -----------------  -----------------  -----------------
  Total Liabilities......             62,792           580,757            286,443             12,859             227,884
                           -----------------  -----------------  -----------------  -----------------  -----------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $     415,235,601  $    495,779,211   $    333,878,534   $    373,662,599   $     228,336,468
                           =================  =================  =================  =================  =================


                            HARTFORD SMALL
                              COMPANY HLS
                                 FUND
                              SUB-ACCOUNT
                           -----------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........         12,377,786
      Class IB...........          2,909,628
      Other class........         --
                           =================
    Cost:
      Class IA...........  $     160,183,936
      Class IB...........         43,245,814
      Other class........         --
                           =================
    Market Value:
      Class IA...........  $     243,407,789
      Class IB...........         56,399,501
      Other class........         --
  Due from Hartford Life
   Insurance Company.....         --
  Receivable from fund
   shares sold...........            128,740
  Other assets...........                340
                           -----------------
  Total Assets...........        299,936,370
                           -----------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....            128,740
  Payable for fund shares
   purchased.............         --
  Other liabilities......         --
                           -----------------
  Total Liabilities......            128,740
                           -----------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $     299,807,630
                           =================

_____________________________________ SA-13 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                                                     HARTFORD U.S.
                               HARTFORD                               GOVERNMENT
                            SMALLCAP GROWTH     HARTFORD STOCK        SECURITIES
                               HLS FUND            HLS FUND            HLS FUND
                              SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                           -----------------  -------------------  -----------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........         6,819,667            32,090,607         17,704,036
      Class IB...........         2,091,747             3,520,905          6,787,276
      Other class........         --                  --                  --
                           =================  ===================  =================
    Cost:
      Class IA...........  $    119,288,494   $     1,022,178,928  $     196,598,950
      Class IB...........        35,970,649           181,007,412         76,440,184
      Other class........         --                  --                  --
                           =================  ===================  =================
    Market Value:
      Class IA...........  $    142,365,330   $     1,579,181,109  $     196,305,887
      Class IB...........        43,567,311           172,880,157         74,894,195
      Other class........         --                  --                  --
  Due from Hartford Life
   Insurance Company.....         --                  --                  --
  Receivable from fund
   shares sold...........            10,846               957,980             13,854
  Other assets...........             3,106                10,918              4,656
                           -----------------  -------------------  -----------------
  Total Assets...........       185,946,593         1,753,030,164        271,218,592
                           -----------------  -------------------  -----------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....            10,846               957,976             13,854
  Payable for fund shares
   purchased.............         --                  --                  --
  Other liabilities......         --                  --                  --
                           -----------------  -------------------  -----------------
  Total Liabilities......            10,846               957,976             13,854
                           -----------------  -------------------  -----------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $    185,935,747   $     1,752,072,188  $     271,204,738
                           =================  ===================  =================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                                              HARTFORD VALUE                       HUNTINGTON VA     HUNTINGTON VA
                            HARTFORD VALUE     OPPORTUNITIES    HARTFORD EQUITY    INCOME EQUITY    DIVIDEND CAPTURE
                               HLS FUND          HLS FUND       INCOME HLS FUND         FUND              FUND
                             SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           ----------------  -----------------  ----------------  ----------------  ----------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........        6,348,075           4,517,715        3,618,431         --                --
      Class IB...........        2,332,912           1,152,302          789,926         --                --
      Other class........        --                 --                --                2,376,174         2,475,926
                           ================  =================  ================  ================  ================
    Cost:
      Class IA...........  $    59,305,274   $      72,864,350  $    40,831,247         --                --
      Class IB...........       20,936,958          18,358,040        8,824,856         --                --
      Other class........        --                 --                --          $    23,208,352   $    27,661,792
                           ================  =================  ================  ================  ================
    Market Value:
      Class IA...........  $    70,952,287   $      85,515,832       43,441,350         --                --
      Class IB...........       25,994,247          21,699,685        9,465,799         --                --
      Other class........        --                 --                --          $    27,991,329   $    30,726,246
  Due from Hartford Life
   Insurance Company.....        --                     53,717           18,965         --                --
  Receivable from fund
   shares sold...........          161,204          --                --                    2,056             2,471
  Other assets...........        --                 --                --                --                    1,669
                           ----------------  -----------------  ----------------  ----------------  ----------------
  Total Assets...........       97,107,738         107,269,234       52,926,114        27,993,385        30,730,386
                           ----------------  -----------------  ----------------  ----------------  ----------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....          161,204          --                --                    2,056             2,471
  Payable for fund shares
   purchased.............        --                     53,717           18,965         --                --
  Other liabilities......            1,729               1,209              528                35         --
                           ----------------  -----------------  ----------------  ----------------  ----------------
  Total Liabilities......          162,933              54,926           19,493             2,091             2,471
                           ----------------  -----------------  ----------------  ----------------  ----------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $    96,944,805   $     107,214,308  $    52,906,621   $    27,991,294   $    30,727,915
                           ================  =================  ================  ================  ================


                            HUNTINGTON VA
                             GROWTH FUND
                             SUB-ACCOUNT
                           ----------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........         --
      Class IB...........         --
      Other class........         1,716,798
                           ================
    Cost:
      Class IA...........         --
      Class IB...........         --
      Other class........  $     13,786,286
                           ================
    Market Value:
      Class IA...........         --
      Class IB...........         --
      Other class........  $     15,399,682
  Due from Hartford Life
   Insurance Company.....             2,441
  Receivable from fund
   shares sold...........         --
  Other assets...........                 2
                           ----------------
  Total Assets...........        15,402,125
                           ----------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....         --
  Payable for fund shares
   purchased.............             2,441
  Other liabilities......         --
                           ----------------
  Total Liabilities......             2,441
                           ----------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $     15,399,684
                           ================

_____________________________________ SA-15 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005


                            HUNTINGTON VA     HUNTINGTON VA    HUNTINGTON VA
                           MID CORP AMERICA    NEW ECONOMY    ROTATING MARKETS
                                 FUND             FUND              FUND
                             SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                           ----------------  ---------------  ----------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........        --                --               --
      Class IB...........        --                --               --
      Other class........        1,100,572          379,916           389,198
                           ================  ===============  ===============
    Cost:
      Class IA...........        --                --               --
      Class IB...........        --                --               --
      Other class........  $    12,706,271   $    4,535,082   $     3,832,199
                           ================  ===============  ===============
    Market Value:
      Class IA...........        --                --               --
      Class IB...........        --                --               --
      Other class........  $    18,148,438   $    6,181,231   $     4,942,817
  Due from Hartford Life
   Insurance Company.....               35            3,334         --
  Receivable from fund
   shares sold...........        --                --                     524
  Other assets...........               15         --               --
                           ----------------  ---------------  ---------------
  Total Assets...........       18,148,488        6,184,565         4,943,341
                           ----------------  ---------------  ---------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....        --                --                     524
  Payable for fund shares
   purchased.............               35            3,334         --
  Other liabilities......        --                      34               665
                           ----------------  ---------------  ---------------
  Total Liabilities......               35            3,368             1,189
                           ----------------  ---------------  ---------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $    18,148,453   $    6,181,197   $     4,942,152
                           ================  ===============  ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                            HUNTINGTON VA                       HUNTINGTON VA      HUNTINGTON VA
                            INTERNATIONAL     HUNTINGTON VA        MORTGAGE       SITUS SMALL CAP   MERCURY GLOBAL
                             EQUITY FUND     MACRO 100 FUND    SECURITIES FUND         FUND        GROWTH V.I. FUND
                           SUB-ACCOUNT (K)     SUB-ACCOUNT     SUB-ACCOUNT (K)      SUB-ACCOUNT    SUB-ACCOUNT (L)
                           ----------------  ---------------  ------------------  ---------------  ----------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........        --                --               --                  --               --
      Class IB...........        --                --               --                  --               --
      Other class........          16,152           273,982            26,702            207,998           12,515
                            =============    ===============    =============     ===============   =============
    Cost:
      Class IA...........        --                --               --                  --               --
      Class IB...........        --                --               --                  --               --
      Other class........   $     192,523    $    2,912,731     $     282,861     $    2,554,415    $     133,445
                            =============    ===============    =============     ===============   =============
    Market Value:
      Class IA...........        --                --               --                  --               --
      Class IB...........        --                --               --                  --               --
      Other class........   $     204,649    $    3,200,110     $     284,375     $    2,901,575    $     137,540
  Due from Hartford Life
   Insurance Company.....           5,751          --               --                       686         --
  Receivable from fund
   shares sold...........        --                     270                23           --                     11
  Other assets...........        --                       3         --                         2                1
                            -------------    ---------------    -------------     ---------------   -------------
  Total Assets...........         210,400         3,200,383           284,398          2,902,263          137,552
                            -------------    ---------------    -------------     ---------------   -------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....        --                     270                23           --                     11
  Payable for fund shares
   purchased.............           5,751          --               --                       686         --
  Other liabilities......               1          --               --                  --               --
                            -------------    ---------------    -------------     ---------------   -------------
  Total Liabilities......           5,752               270                23                686               11
                            -------------    ---------------    -------------     ---------------   -------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $     204,648    $    3,200,113     $     284,375     $    2,901,577    $     137,541
                            =============    ===============    =============     ===============   =============


                             MERCURY LARGE
                            CAP GROWTH V.I.
                                  FUND
                            SUB-ACCOUNT (M)
                           ------------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........        --
      Class IB...........        --
      Other class........           14,916
                             =============
    Cost:
      Class IA...........        --
      Class IB...........        --
      Other class........    $     144,878
                             =============
    Market Value:
      Class IA...........        --
      Class IB...........        --
      Other class........    $     164,072
  Due from Hartford Life
   Insurance Company.....        --
  Receivable from fund
   shares sold...........               13
  Other assets...........        --
                             -------------
  Total Assets...........          164,085
                             -------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....               13
  Payable for fund shares
   purchased.............        --
  Other liabilities......        --
                             -------------
  Total Liabilities......               13
                             -------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $     164,072
                             =============

(k)  From inception, July 5, 2005 to December 31, 2005.
(l) Formerly Merrill Lynch Global Growth V.I. Fund Sub-Account. Change effective May 1, 2005.
(m) Formerly Merrill Lynch Large Cap Growth V.I. Fund Sub-Account. Change effective May 1, 2005.

_____________________________________ SA-17 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005


                                                             MTB MANAGED
                           MTB LARGE CAP   MTB LARGE CAP  ALLOCATION FUND --
                           GROWTH FUND II  VALUE FUND II  MODERATE GROWTH II
                            SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT (K)
                           --------------  -------------  ------------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       --             --                --
      Class IB...........       --             --                --
      Other class........         65,597        67,679             393,731
                           =============   =============   ===============
    Cost:
      Class IA...........       --             --                --
      Class IB...........       --             --                --
      Other class........  $     647,541   $   712,992     $     4,172,698
                           =============   =============   ===============
    Market Value:
      Class IA...........       --             --                --
      Class IB...........       --             --                --
      Other class........  $     661,217   $   746,497     $     4,094,799
  Due from Hartford Life
   Insurance Company.....       --             --                --
  Receivable from fund
   shares sold...........             64            66                 423
  Other assets...........       --             --                --
                           -------------   -------------   ---------------
  Total Assets...........        661,281       746,563           4,095,222
                           -------------   -------------   ---------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....             64            66                 423
  Payable for fund shares
   purchased.............       --             --                --
  Other liabilities......              3       --                      223
                           -------------   -------------   ---------------
  Total Liabilities......             67            66                 646
                           -------------   -------------   ---------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $     661,214   $   746,497     $     4,094,576
                           =============   =============   ===============

(k)  From inception, July 5, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                              MTB MANAGED      NATIONS MARSICO
                           ALLOCATION FUND --   INTERNATIONAL      NATIONS HIGH    NATIONS MARSICO    NATIONS ASSET
                               AGGRESSIVE       OPPORTUNITIES       YIELD BOND     FOCUSED EQUITIES    ALLOCATION
                             GROWTH FUND II       PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
                              SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           ------------------  ----------------  ----------------  ----------------  ---------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........        --                  --                 --               --                --
      Class IB...........        --                  --                 --               --                --
      Other class........             827            2,170,756          2,336,914        5,180,968          831,229
                              ===========      ================  ================  ================  ===============
    Cost:
      Class IA...........        --                  --                 --               --                --
      Class IB...........        --                  --                 --               --                --
      Other class........     $     8,711      $    28,261,768   $     22,453,568  $    70,475,002   $    7,803,295
                              ===========      ================  ================  ================  ===============
    Market Value:
      Class IA...........        --                  --                 --               --                --
      Class IB...........        --                  --                 --               --                --
      Other class........     $     8,900      $    40,028,747   $     25,051,717  $    96,469,616   $    8,786,085
  Due from Hartford Life
   Insurance Company.....        --                  --                   143,998        --                --
  Receivable from fund
   shares sold...........               1               41,594          --                  22,727              830
  Other assets...........        --                        280                 65        --                     144
                              -----------      ----------------  ----------------  ----------------  ---------------
  Total Assets...........           8,901           40,070,621         25,195,780       96,492,343        8,787,059
                              -----------      ----------------  ----------------  ----------------  ---------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....               1               41,594          --                  22,727              830
  Payable for fund shares
   purchased.............        --                  --                   143,998        --                --
  Other liabilities......        --                  --                 --                     281         --
                              -----------      ----------------  ----------------  ----------------  ---------------
  Total Liabilities......               1               41,594            143,998           23,008              830
                              -----------      ----------------  ----------------  ----------------  ---------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $     8,900      $    40,029,027   $     25,051,782  $    96,469,335   $    8,786,229
                              ===========      ================  ================  ================  ===============


                           NATIONS MARSICO
                           GROWTH PORTFOLIO
                             SUB-ACCOUNT
                           ----------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........         --
      Class IB...........         --
      Other class........         3,581,922
                           ================
    Cost:
      Class IA...........         --
      Class IB...........         --
      Other class........  $     47,189,182
                           ================
    Market Value:
      Class IA...........         --
      Class IB...........         --
      Other class........  $     64,080,620
  Due from Hartford Life
   Insurance Company.....         --
  Receivable from fund
   shares sold...........            91,969
  Other assets...........         --
                           ----------------
  Total Assets...........        64,172,589
                           ----------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....            91,969
  Payable for fund shares
   purchased.............         --
  Other liabilities......               195
                           ----------------
  Total Liabilities......            92,164
                           ----------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $     64,080,425
                           ================

_____________________________________ SA-19 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005


                           NATIONS MARSICO                      NATIONS SMALL
                             21ST CENTURY     NATIONS MIDCAP       COMPANY
                              PORTFOLIO      GROWTH PORTFOLIO     PORTFOLIO
                             SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           ----------------  ----------------  ----------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........        --                --                 --
      Class IB...........        --                --                 --
      Other class........        1,006,525         2,767,530          1,487,794
                           ================  ================  ================
    Cost:
      Class IA...........        --                --                 --
      Class IB...........        --                --                 --
      Other class........  $     9,519,792   $    18,777,223   $     13,111,464
                           ================  ================  ================
    Market Value:
      Class IA...........        --                --                 --
      Class IB...........        --                --                 --
      Other class........  $    11,293,204   $    21,918,835   $     16,782,320
  Due from Hartford Life
   Insurance Company.....        --                --                    64,866
  Receivable from fund
   shares sold...........          146,473            26,277          --
  Other assets...........              108               329                164
                           ----------------  ----------------  ----------------
  Total Assets...........       11,439,785        21,945,441         16,847,350
                           ----------------  ----------------  ----------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....          146,473            26,277          --
  Payable for fund shares
   purchased.............        --                --                    64,866
  Other liabilities......        --                --                 --
                           ----------------  ----------------  ----------------
  Total Liabilities......          146,473            26,277             64,866
                           ----------------  ----------------  ----------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $    11,293,312   $    21,919,164   $     16,782,484
                           ================  ================  ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

                                                                         PIONEER OAK
                                                                       RIDGE LARGE CAP
                            NATIONS VALUE      PIONEER FUND VCT          GROWTH VCT            PIONEER VALUE      JENNISON 20/20
                              PORTFOLIO            PORTFOLIO              PORTFOLIO            VCT PORTFOLIO      FOCUS PORTFOLIO
                             SUB-ACCOUNT      SUB-ACCOUNT (N)(O)     SUB-ACCOUNT (N)(P)     SUB-ACCOUNT (N)(Q)      SUB-ACCOUNT
                           ----------------  ---------------------  ---------------------  ---------------------  ---------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........         --                 --                     --                     --                   --
      Class IB...........         --                 --                     --                     --                   --
      Other class........         2,499,597           2,400,321              1,240,800              4,006,823             43,539
                           ================    ================       ================       ================      =============
    Cost:
      Class IA...........         --                 --                     --                     --                   --
      Class IB...........         --                 --                     --                     --                   --
      Other class........  $     24,579,872    $     50,360,076       $     14,544,657       $     54,411,194      $     498,731
                           ================    ================       ================       ================      =============
    Market Value:
      Class IA...........         --                 --                     --                     --                   --
      Class IB...........         --                 --                     --                     --                   --
      Other class........  $     31,844,871    $     51,583,057       $     14,864,965       $     55,774,992      $     645,689
  Due from Hartford Life
   Insurance Company.....         --                 --                         16,986             --                   --
  Receivable from fund
   shares sold...........            88,649              33,751             --                         83,949                 50
  Other assets...........                52          --                     --                     --                          2
                           ----------------    ----------------       ----------------       ----------------      -------------
  Total Assets...........        31,933,572          51,616,808             14,881,951             55,858,941            645,741
                           ----------------    ----------------       ----------------       ----------------      -------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....            88,649              33,751             --                         83,949                 50
  Payable for fund shares
   purchased.............         --                 --                         16,986             --                   --
  Other liabilities......         --                        183                    183                     41           --
                           ----------------    ----------------       ----------------       ----------------      -------------
  Total Liabilities......            88,649              33,934                 17,169                 83,990                 50
                           ----------------    ----------------       ----------------       ----------------      -------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $     31,844,923    $     51,582,874       $     14,864,782       $     55,774,951      $     645,691
                           ================    ================       ================       ================      =============


                              JENNISON
                              PORTFOLIO
                             SUB-ACCOUNT
                           ---------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........        --
      Class IB...........        --
      Other class........           66,923
                           ===============
    Cost:
      Class IA...........        --
      Class IB...........        --
      Other class........  $     1,502,414
                           ===============
    Market Value:
      Class IA...........        --
      Class IB...........        --
      Other class........  $     1,371,260
  Due from Hartford Life
   Insurance Company.....        --
  Receivable from fund
   shares sold...........              158
  Other assets...........        --
                           ---------------
  Total Assets...........        1,371,418
                           ---------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....              158
  Payable for fund shares
   purchased.............        --
  Other liabilities......        --
                           ---------------
  Total Liabilities......              158
                           ---------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $     1,371,260
                           ===============

(n)  From inception, November 4, 2005 to December 31, 2005.
(o) Effective November 4, 2005, AmSouth Select Equity Fund Sub-Account merged with Pioneer Fund VCT Portfolio Sub-Account.
(p) Effective November 4, 2005, AmSouth Capital Growth Fund Sub-Account merged with Pioneer Oak Ridge Large Cap Growth VCT Portfolio Sub-Account.
(q) Effective November 4, 2005, AmSouth Value Fund Sub-Account merged with Pioneer Value VCT Fund Sub-Account.

_____________________________________ SA-21 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                                SP WILLIAM
                                                  BLAIR
                           PRUDENTIAL VALUE   INTERNATIONAL     SMITH BARNEY
                              PORTFOLIO      GROWTH PORTFOLIO  GOVERNMENT FUND
                             SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           ----------------  ----------------  ---------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........        --                --               --
      Class IB...........        --                --               --
      Other class........          40,324            22,718           20,216
                            =============     =============     ============
    Cost:
      Class IA...........        --                --               --
      Class IB...........        --                --               --
      Other class........   $     705,198     $     119,812     $     20,216
                            =============     =============     ============
    Market Value:
      Class IA...........        --                --               --
      Class IB...........        --                --               --
      Other class........   $     927,054     $     169,248     $     20,216
  Due from Hartford Life
   Insurance Company.....        --                --               --
  Receivable from fund
   shares sold...........              77                15         --
  Other assets...........        --                --                     45
                            -------------     -------------     ------------
  Total Assets...........         927,131           169,263           20,261
                            -------------     -------------     ------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....              77                15               10
  Payable for fund shares
   purchased.............        --                --               --
  Other liabilities......               2                 1         --
                            -------------     -------------     ------------
  Total Liabilities......              79                16               10
                            -------------     -------------     ------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $     927,052     $     169,247     $     20,251
                            =============     =============     ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________

                                                                                 VICTORY VARIABLE
                           SMITH BARNEY                    UBS SERIES TRUST --       INSURANCE        WELLS FARGO
                           APPRECIATION    SMITH BARNEY      U.S. ALLOCATION     DIVERSIFIED STOCK  ADVANTAGE ASSET
                               FUND       CASH PORTFOLIO        PORTFOLIO              FUND         ALLOCATION FUND
                            SUB-ACCOUNT    SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT (R)   SUB-ACCOUNT (S)
                           -------------  --------------  ---------------------  -----------------  ----------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       --             --                 --                    --                --
      Class IB...........       --             --                 --                    --                --
      Other class........        10,679         248,191            1,304,483              191,202           23,301
                           =============  =============     ================      ===============    =============
    Cost:
      Class IA...........       --             --                 --                    --                --
      Class IB...........       --             --                 --                    --                --
      Other class........  $     68,142   $     248,191     $     20,762,477      $     1,763,916    $     286,839
                           =============  =============     ================      ===============    =============
    Market Value:
      Class IA...........       --             --                 --                    --                --
      Class IB...........       --             --                 --                    --                --
      Other class........  $    153,989   $     248,191     $     18,471,484      $     2,279,130    $     304,083
  Due from Hartford Life
   Insurance Company.....       --             --                 --                    --                --
  Receivable from fund
   shares sold...........       --                   20                1,144                  212         --
  Other assets...........             6             550                   26            --                       2
                           -------------  -------------     ----------------      ---------------    -------------
  Total Assets...........       153,995         248,761           18,472,654            2,279,342          304,085
                           -------------  -------------     ----------------      ---------------    -------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....             8              20                1,144                  212               57
  Payable for fund shares
   purchased.............       --             --                 --                    --                --
  Other liabilities......       --             --                 --                            4         --
                           -------------  -------------     ----------------      ---------------    -------------
  Total Liabilities......             8              20                1,144                  216               57
                           -------------  -------------     ----------------      ---------------    -------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $    153,987   $     248,741     $     18,471,510      $     2,279,126    $     304,028
                           =============  =============     ================      ===============    =============

                             WELLS FARGO
                           ADVANTAGE TOTAL
                             RETURN BOND
                                 FUND
                           SUB-ACCOUNT (T)
                           ----------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........        --
      Class IB...........        --
      Other class........          14,541
                            =============
    Cost:
      Class IA...........        --
      Class IB...........        --
      Other class........   $     145,999
                            =============
    Market Value:
      Class IA...........        --
      Class IB...........        --
      Other class........   $     143,369
  Due from Hartford Life
   Insurance Company.....        --
  Receivable from fund
   shares sold...........        --
  Other assets...........              10
                            -------------
  Total Assets...........         143,379
                            -------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....             194
  Payable for fund shares
   purchased.............        --
  Other liabilities......        --
                            -------------
  Total Liabilities......             194
                            -------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $     143,185
                            =============

(r)  Formerly reported as Variable Diversified Stock Fund Sub-Account.
(s) Formerly Wells Fargo Asset Allocation Fund Sub-Account. Change effective April 11, 2005.
(t) Formerly Wells Fargo Total Return Bond Fund Sub-Account. Change effective April 11, 2005.

_____________________________________ SA-23 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                                WELLS FARGO        WELLS FARGO
                             WELLS FARGO         ADVANTAGE       ADVANTAGE LARGE
                           ADVANTAGE EQUITY  INTERNATIONAL CORE   COMPANY GROWTH
                             INCOME FUND            FUND               FUND
                           SUB-ACCOUNT (U)    SUB-ACCOUNT (V)    SUB-ACCOUNT (W)
                           ----------------  ------------------  ----------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........        --                --                  --
      Class IB...........        --                --                  --
      Other class........           9,388              9,401             19,912
                            =============       ============      =============
    Cost:
      Class IA...........        --                --                  --
      Class IB...........        --                --                  --
      Other class........   $     143,218       $     74,122      $     162,351
                            =============       ============      =============
    Market Value:
      Class IA...........        --                --                  --
      Class IB...........        --                --                  --
      Other class........   $     159,217       $     81,413      $     186,577
  Due from Hartford Life
   Insurance Company.....        --                --                  --
  Receivable from fund
   shares sold...........        --                --                  --
  Other assets...........               1          --                         1
                            -------------       ------------      -------------
  Total Assets...........         159,218             81,413            186,578
                            -------------       ------------      -------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....              58                 36                 70
  Payable for fund shares
   purchased.............        --                --                  --
  Other liabilities......        --                        2           --
                            -------------       ------------      -------------
  Total Liabilities......              58                 38                 70
                            -------------       ------------      -------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $     159,160       $     81,375      $     186,508
                            =============       ============      =============

(u) Formerly Wells Fargo Equity Income Fund Sub-Account. Change effective April 11, 2005.
(v) Formerly Wells Fargo International Equity Fund Sub-Account. Change effective April 11, 2005.
(w) Formerly Wells Fargo Large Company Growth Fund Sub-Account. Change effective April 11, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________

                                             STI CLASSIC VT     STI CLASSIC VT
                             WELLS FARGO         CAPITAL          LARGE CAP       STI CLASSIC VT    STI CLASSIC VT
                           ADVANTAGE SMALL    APPRECIATION      RELATIVE VALUE    MID-CAP EQUITY   LARGE CAP VALUE
                           CAP GROWTH FUND        FUND               FUND              FUND          EQUITY FUND
                           SUB-ACCOUNT (X)     SUB-ACCOUNT     SUB-ACCOUNT (Y)      SUB-ACCOUNT    SUB-ACCOUNT (Z)
                           ----------------  ---------------  ------------------  ---------------  ----------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........        --                --                --                 --               --
      Class IB...........        --                --                --                 --               --
      Other class........           2,538           233,660            217,449           120,930           139,064
                             ============    ===============   ===============    ===============  ===============
    Cost:
      Class IA...........        --                --                --                 --               --
      Class IB...........        --                --                --                 --               --
      Other class........    $     18,253    $    3,480,731    $     2,067,618    $    1,242,837   $     1,578,202
                             ============    ===============   ===============    ===============  ===============
    Market Value:
      Class IA...........        --                --                --                 --               --
      Class IB...........        --                --                --                 --               --
      Other class........    $     21,166    $    3,796,970    $     2,689,848    $    1,633,766   $     2,033,108
  Due from Hartford Life
   Insurance Company.....        --                   2,859          --                 --               --
  Receivable from fund
   shares sold...........        --                --                    5,166               145               291
  Other assets...........        --                       3          --                 --               --
                             ------------    ---------------   ---------------    ---------------  ---------------
  Total Assets...........          21,166         3,799,832          2,695,014         1,633,911         2,033,399
                             ------------    ---------------   ---------------    ---------------  ---------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....               9          --                    5,166               145               291
  Payable for fund shares
   purchased.............        --                   2,859          --                 --               --
  Other liabilities......               1          --                       14                 1                 2
                             ------------    ---------------   ---------------    ---------------  ---------------
  Total Liabilities......              10             2,859              5,180               146               293
                             ------------    ---------------   ---------------    ---------------  ---------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $     21,156    $    3,796,973    $     2,689,834    $    1,633,765   $     2,033,106
                             ============    ===============   ===============    ===============  ===============

(x) Formerly Wells Fargo Small Cap Growth Fund Sub-Account. Change effective April 11, 2005.
(y) Formerly STI Classic VT Growth and Income Fund Sub-Account. Change effective December 8, 2005.
(z) Formerly STI Classic VT Value Income Stock Fund Sub-Account. Change effective December 8, 2005.

_____________________________________ SA-25 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD (BY SUB-ACCOUNT):
American Century(R) VP Capital
 Appreciation Fund --
 Class INV....................     0.70%       101,611   $ 1.448536  $       147,187
American Century(R) VP Capital
 Appreciation Fund -- Class
 INV..........................     0.85%         2,730    13.271208           36,232
American Century(R) VP Capital
 Appreciation Fund -- Class
 INV..........................     1.25%     2,523,460     1.389542        3,506,454
American Century(R) VP Capital
 Appreciation Fund -- Class
 INV..........................     1.25%       349,120     1.432998          500,288
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.25%     5,336,946     1.041752        5,559,774
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.35%        38,590     1.032745           39,854
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.40%     1,155,743     1.031385        1,192,013
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.45%       146,692     1.031546          151,320
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.55%        21,485     1.025713           22,038
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.60%       134,999     1.021240          137,867
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.65%        77,140     1.019877           78,674
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.70%        36,045     1.017003           36,658
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.75%       124,093     1.015646          126,034
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.80%        10,840     1.014311           10,995
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.85%        63,542     0.912509           57,983
AIM V.I. High Yield Fund --
 Class I......................     1.25%     4,988,764     0.971542        4,846,794
AIM V.I. High Yield Fund --
 Class I......................     1.35%        24,679     0.963185           23,770
AIM V.I. High Yield Fund --
 Class I......................     1.40%       495,400     0.961898          476,526
AIM V.I. High Yield Fund --
 Class I......................     1.45%       152,370     0.962033          146,585
AIM V.I. High Yield Fund --
 Class I......................     1.55%         9,508     0.956628            9,096
AIM V.I. High Yield Fund --
 Class I......................     1.60%       195,036     0.952494          185,770
AIM V.I. High Yield Fund --
 Class I......................     1.65%         8,108     0.951192            7,712
AIM V.I. High Yield Fund --
 Class I......................     1.70%       180,759     0.948495          171,449
AIM V.I. High Yield Fund --
 Class I......................     1.75%       158,772     0.947240          150,395
AIM V.I. High Yield Fund --
 Class I......................     1.85%        37,538     1.204353           45,209
AIM V.I. High Yield Fund --
 Class I......................     1.95%         8,470     0.941146            7,972
AIM V.I. High Yield Fund --
 Class I......................     2.00%        10,933     0.939908           10,276
AIM V.I. Premier Equity Fund
 -- Class I...................     1.25%    13,955,816     0.904810       12,627,362
AIM V.I. Premier Equity Fund
 -- Class I...................     1.35%        18,402     0.896994           16,506
AIM V.I. Premier Equity Fund
 -- Class I...................     1.40%     2,374,926     0.895791        2,127,438
AIM V.I. Premier Equity Fund
 -- Class I...................     1.45%       566,626     0.895916          507,649
AIM V.I. Premier Equity Fund
 -- Class I...................     1.60%       307,790     0.887013          273,013
AIM V.I. Premier Equity Fund
 -- Class I...................     1.65%        12,511     0.885829           11,082
AIM V.I. Premier Equity Fund
 -- Class I...................     1.70%       134,033     0.883327          118,395
AIM V.I. Premier Equity Fund
 -- Class I...................     1.75%       152,515     0.882144          134,540
AIM V.I. Premier Equity Fund
 -- Class I...................     1.80%        15,980     0.880968           14,078
AIM V.I. Premier Equity Fund
 -- Class I...................     1.85%        28,487     0.798788           22,755
AIM V.I. Premier Equity Fund
 -- Class I...................     1.90%         9,744     0.877623            8,552
AllianceBernstein VP Global
 Bond Portfolio -- Class B....     1.15%        38,204     1.186422           45,326
AllianceBernstein VP Global
 Bond Portfolio -- Class B....     1.25%     1,187,510     1.183256        1,405,129
AllianceBernstein VP Global
 Bond Portfolio -- Class B....     1.40%        50,471     1.171504           59,127
AllianceBernstein VP Global
 Bond Portfolio -- Class B....     1.45%         6,221     1.137316            7,075
AllianceBernstein VP Global
 Bond Portfolio -- Class B....     1.50%       139,688     1.132981          158,263
AllianceBernstein VP Global
 Bond Portfolio -- Class B....     1.60%        66,637     1.129086           75,238
AllianceBernstein VP Global
 Bond Portfolio -- Class B....     1.65%        60,028     1.154080           69,277
AllianceBernstein VP Global
 Bond Portfolio -- Class B....     1.80%        39,318     1.121411           44,092

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-26 ____________________________________

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
AllianceBernstein VP Global
 Bond Portfolio -- Class B....     1.85%         9,632   $ 1.142763  $        11,007
AllianceBernstein VP Global
 Bond Portfolio -- Class B....     1.95%        14,048     1.115666           15,673
AllianceBernstein VP Global
 Bond Portfolio -- Class B....     2.00%        21,281     1.136920           24,195
AllianceBernstein VP Growth
 and Income Portfolio -- Class
 B............................     1.15%        80,405     1.237832           99,528
AllianceBernstein VP Growth
 and Income Portfolio -- Class
 B............................     1.25%     2,880,632     1.234547        3,556,276
AllianceBernstein VP Growth
 and Income Portfolio -- Class
 B............................     1.40%       120,016     1.222269          146,691
AllianceBernstein VP Growth
 and Income Portfolio -- Class
 B............................     1.45%         7,746     1.085635            8,410
AllianceBernstein VP Growth
 and Income Portfolio -- Class
 B............................     1.50%       270,375     1.126245          304,509
AllianceBernstein VP Growth
 and Income Portfolio -- Class
 B............................     1.60%       151,146     1.077766          162,900
AllianceBernstein VP Growth
 and Income Portfolio -- Class
 B............................     1.65%       345,946     1.204047          416,535
AllianceBernstein VP Growth
 and Income Portfolio -- Class
 B............................     1.75%        30,779     1.072231           33,002
AllianceBernstein VP Growth
 and Income Portfolio -- Class
 B............................     1.80%        26,554     1.070434           28,424
AllianceBernstein VP Growth
 and Income Portfolio -- Class
 B............................     1.85%         1,929     1.192271            2,300
AllianceBernstein VP Growth
 and Income Portfolio -- Class
 B............................     1.95%           385     1.064970              410
AllianceBernstein VP Growth
 and Income Portfolio -- Class
 B............................     2.00%        14,732     1.186183           17,475
BB&T Mid Cap Growth VIF.......     1.15%     1,894,083     1.490627        2,823,371
BB&T Mid Cap Growth VIF.......     1.25%     4,241,873     1.486661        6,306,227
BB&T Mid Cap Growth VIF.......     1.35%        79,920     1.484795          118,665
BB&T Mid Cap Growth VIF.......     1.40%       250,642     1.477308          370,275
BB&T Mid Cap Growth VIF.......     1.45%       801,627     1.474186        1,181,748
BB&T Mid Cap Growth VIF.......     1.50%     1,693,618     1.472230        2,493,395
BB&T Mid Cap Growth VIF.......     1.60%     2,407,984     1.464919        3,527,502
BB&T Mid Cap Growth VIF.......     1.65%       805,903     1.666030        1,342,659
BB&T Mid Cap Growth VIF.......     1.70%         5,915     1.663821            9,841
BB&T Mid Cap Growth VIF.......     1.75%       274,135     1.457418          399,530
BB&T Mid Cap Growth VIF.......     1.80%       442,366     1.454930          643,612
BB&T Mid Cap Growth VIF.......     1.90%        16,390     1.452034           23,798
BB&T Mid Cap Growth VIF.......     1.95%        84,263     1.447499          121,971
BB&T Mid Cap Growth VIF.......     2.05%        32,480     1.644827           53,424
BB&T Capital Manager Equity
 VIF..........................     1.15%     2,141,650     1.025898        2,197,114
BB&T Capital Manager Equity
 VIF..........................     1.25%     3,825,772     1.023184        3,914,468
BB&T Capital Manager Equity
 VIF..........................     1.35%        60,805     1.021902           62,137
BB&T Capital Manager Equity
 VIF..........................     1.40%        29,205     1.016026           29,673
BB&T Capital Manager Equity
 VIF..........................     1.45%       512,664     1.013658          519,666
BB&T Capital Manager Equity
 VIF..........................     1.50%       820,415     1.012298          830,505
BB&T Capital Manager Equity
 VIF..........................     1.60%       689,068     1.006584          693,606
BB&T Capital Manager Equity
 VIF..........................     1.65%       441,114     1.444668          637,263
BB&T Capital Manager Equity
 VIF..........................     1.75%        65,012     1.001434           65,105
BB&T Capital Manager Equity
 VIF..........................     1.80%       293,704     0.999712          293,619
BB&T Capital Manager Equity
 VIF..........................     1.95%       487,752     0.994607          485,122
BB&T Capital Manager Equity
 VIF..........................     2.00%         4,197     1.428129            5,994
BB&T Capital Manager Equity
 VIF..........................     2.05%        28,482     1.426229           40,622
BB&T Large Cap Value VIF......     1.15%     2,351,428     1.536222        3,612,316
BB&T Large Cap Value VIF......     1.25%    31,937,196     1.532132       48,931,999
BB&T Large Cap Value VIF......     1.35%       177,597     1.530219          271,762
BB&T Large Cap Value VIF......     1.40%     1,617,424     1.516856        2,453,400
BB&T Large Cap Value VIF......     1.45%     2,691,170     1.517128        4,082,849
BB&T Large Cap Value VIF......     1.50%     2,682,427     1.515102        4,064,150

_____________________________________ SA-27 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
BB&T Large Cap Value VIF......     1.60%     7,003,748   $ 1.502026  $    10,519,812
BB&T Large Cap Value VIF......     1.65%     1,280,278     1.480621        1,895,606
BB&T Large Cap Value VIF......     1.70%       105,336     1.478646          155,755
BB&T Large Cap Value VIF......     1.75%       570,469     1.494353          852,482
BB&T Large Cap Value VIF......     1.80%     2,169,139     1.491767        3,235,850
BB&T Large Cap Value VIF......     1.90%       157,337     1.488792          234,241
BB&T Large Cap Value VIF......     1.95%       145,377     1.484137          215,760
BB&T Large Cap Value VIF......     2.00%         2,739     1.463708            4,009
BB&T Large Cap Value VIF......     2.05%        20,851     1.461764           30,479
BB&T Large Cap Value VIF......     2.20%        48,092     1.455089           69,979
BB&T Large Company Growth
 VIF..........................     1.15%     1,601,040     0.986857        1,579,997
BB&T Large Company Growth
 VIF..........................     1.25%     2,812,597     0.984241        2,768,273
BB&T Large Company Growth
 VIF..........................     1.35%       329,665     0.983001          324,061
BB&T Large Company Growth
 VIF..........................     1.40%       279,865     0.978045          273,721
BB&T Large Company Growth
 VIF..........................     1.45%       554,063     0.975981          540,755
BB&T Large Company Growth
 VIF..........................     1.50%     1,608,290     0.974673        1,567,557
BB&T Large Company Growth
 VIF..........................     1.60%     1,759,837     0.969834        1,706,750
BB&T Large Company Growth
 VIF..........................     1.65%       943,402     1.296528        1,223,148
BB&T Large Company Growth
 VIF..........................     1.75%       261,972     0.964882          252,772
BB&T Large Company Growth
 VIF..........................     1.80%       261,197     0.963225          251,592
BB&T Large Company Growth
 VIF..........................     1.90%       191,836     0.961293          184,411
BB&T Large Company Growth
 VIF..........................     1.95%       335,145     0.958294          321,168
BB&T Large Company Growth
 VIF..........................     2.05%        16,770     1.280001           21,465
BB&T Large Company Growth
 VIF..........................     2.20%        12,871     1.274143           16,400
BB&T Special Opportunities
 Equity VIF...................     1.15%     3,167,861     1.271051        4,026,513
BB&T Special Opportunities
 Equity VIF...................     1.35%       390,222     1.267875          494,753
BB&T Special Opportunities
 Equity VIF...................     1.40%        85,692     1.266521          108,531
BB&T Special Opportunities
 Equity VIF...................     1.45%       916,275     1.265618        1,159,654
BB&T Special Opportunities
 Equity VIF...................     1.50%       314,497     1.264702          397,745
BB&T Special Opportunities
 Equity VIF...................     1.60%         6,671     1.262904            8,425
BB&T Special Opportunities
 Equity VIF...................     1.65%     1,696,494     1.261999        2,140,974
BB&T Special Opportunities
 Equity VIF...................     1.75%        11,384     1.260188           14,346
BB&T Special Opportunities
 Equity VIF...................     1.90%        61,509     1.257490           77,347
BB&T Special Opportunities
 Equity VIF...................     1.95%       453,569     1.256595          569,953
BB&T Special Opportunities
 Equity VIF...................     2.20%        51,215     1.252108           64,127
BB&T Total Return Bond VIF....     1.15%       991,885     1.024796        1,016,480
BB&T Total Return Bond VIF....     1.35%        42,824     1.022232           43,776
BB&T Total Return Bond VIF....     1.40%        40,343     1.021140           41,195
BB&T Total Return Bond VIF....     1.45%        21,839     1.020402           22,285
BB&T Total Return Bond VIF....     1.60%        16,055     1.018215           16,347
BB&T Total Return Bond VIF....     1.65%       505,421     1.017495          514,264
BB&T Total Return Bond VIF....     1.90%        12,753     1.013857           12,929
BB&T Total Return Bond VIF....     1.95%       185,294     1.013127          187,727
Calvert Social Balanced
 Portfolio -- Class I.........     0.70%        32,698     3.187247          104,215
Calvert Social Balanced
 Portfolio Class I............     0.85%         4,709     3.388297           15,955
Calvert Social Balanced
 Portfolio -- Class I.........     1.25%       886,565     3.057638        2,710,795
Calvert Social Balanced
 Portfolio -- Class I.........     1.25%       195,697     3.057638          598,371
Evergreen VA Balanced Fund --
 Class I......................     1.15%       119,079     0.972446          115,798

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-28 ____________________________________

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
Evergreen VA Balanced Fund --
 Class I......................     1.25%     1,282,514   $ 0.969857  $     1,243,855
Evergreen VA Balanced Fund --
 Class I......................     1.25%     2,568,595     0.922564        2,369,693
Evergreen VA Balanced Fund --
 Class I......................     1.40%       373,544     0.961280          359,080
Evergreen VA Balanced Fund --
 Class I......................     1.40%       124,770     0.915450          114,221
Evergreen VA Balanced Fund --
 Class I......................     1.45%       495,614     0.952874          472,258
Evergreen VA Balanced Fund --
 Class I......................     1.45%       384,476     0.913517          351,225
Evergreen VA Balanced Fund --
 Class I......................     1.50%       399,260     0.951610          379,940
Evergreen VA Balanced Fund --
 Class I......................     1.60%       182,777     0.944611          172,651
Evergreen VA Balanced Fund --
 Class I......................     1.60%         2,097     0.906480            1,901
Evergreen VA Balanced Fund --
 Class I......................     1.65%       523,129     0.943556          493,602
Evergreen VA Balanced Fund --
 Class I......................     1.75%        71,117     0.939773           66,834
Evergreen VA Balanced Fund --
 Class I......................     1.80%       481,658     0.935366          450,527
Evergreen VA Balanced Fund --
 Class I......................     1.95%       589,208     0.933379          549,954
Evergreen VA Balanced Fund --
 Class I......................     2.10%        46,921     0.925472           43,424
Evergreen VA Balanced Fund --
 Class I......................     2.15%         6,313     0.924228            5,835
Evergreen VA Balanced Fund --
 Class I......................     2.25%        19,996     0.922388           18,444
Evergreen VA Growth Fund --
 Class I......................     1.15%       260,915     1.315864          343,329
Evergreen VA Growth Fund --
 Class I......................     1.25%     6,021,300     1.312338        7,901,981
Evergreen VA Growth Fund --
 Class I......................     1.35%        31,757     1.310698           41,624
Evergreen VA Growth Fund --
 Class I......................     1.40%       201,786     1.299309          262,182
Evergreen VA Growth Fund --
 Class I......................     1.45%     1,040,533     0.942816          981,031
Evergreen VA Growth Fund --
 Class I......................     1.50%       887,083     0.941565          835,247
Evergreen VA Growth Fund --
 Class I......................     1.60%       317,100     0.934598          296,364
Evergreen VA Growth Fund --
 Class I......................     1.65%       576,295     0.933568          538,011
Evergreen VA Growth Fund --
 Class I......................     1.75%        84,335     0.929827           78,417
Evergreen VA Growth Fund --
 Class I......................     1.80%       697,140     0.925452          645,170
Evergreen VA Growth Fund --
 Class I......................     1.90%         4,288     0.923598            3,961
Evergreen VA Growth Fund --
 Class I......................     1.95%       409,124     0.923512          377,831
Evergreen VA Growth Fund --
 Class I......................     2.10%        13,312     0.915680           12,190
Evergreen VA Growth Fund --
 Class I......................     2.25%       112,937     0.912639          103,071
Evergreen VA International
 Equity Fund -- Class I.......     1.15%       689,661     1.655468        1,141,711
Evergreen VA International
 Equity Fund -- Class I.......     1.25%     7,995,824     1.651053       13,201,529
Evergreen VA International
 Equity Fund -- Class I.......     1.35%       196,384     1.648996          323,837
Evergreen VA International
 Equity Fund -- Class I.......     1.40%       533,991     1.634645          872,886
Evergreen VA International
 Equity Fund -- Class I.......     1.45%     1,281,999     1.017324        1,304,208
Evergreen VA International
 Equity Fund -- Class I.......     1.50%       705,738     1.015972          717,010
Evergreen VA International
 Equity Fund -- Class I.......     1.60%       891,395     1.008495          898,969
Evergreen VA International
 Equity Fund -- Class I.......     1.65%     4,529,612     1.007394        4,563,104
Evergreen VA International
 Equity Fund -- Class I.......     1.75%       296,151     1.003327          297,137
Evergreen VA International
 Equity Fund -- Class I.......     1.80%     1,173,208     0.998609        1,171,576
Evergreen VA International
 Equity Fund -- Class I.......     1.90%       330,892     0.996621          329,774
Evergreen VA International
 Equity Fund -- Class I.......     1.95%     3,019,383     0.996514        3,008,857
Evergreen VA International
 Equity Fund -- Class I.......     2.10%        37,443     0.988076           36,996
Evergreen VA International
 Equity Fund -- Class I.......     2.15%        34,086     0.986756           33,635
Evergreen VA International
 Equity Fund -- Class I.......     2.20%        87,889     0.985775           86,639
Evergreen VA International
 Equity Fund -- Class I.......     2.25%       472,238     0.984776          465,048
Evergreen VA Omega Fund --
 Class I......................     1.15%       156,352     0.816470          127,657
Evergreen VA Omega Fund --
 Class I......................     1.25%     4,714,656     0.814307        3,839,178

_____________________________________ SA-29 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
Evergreen VA Omega Fund --
 Class I......................     1.40%       773,662   $ 0.807099  $       624,422
Evergreen VA Omega Fund --
 Class I......................     1.45%     2,655,506     0.631259        1,676,312
Evergreen VA Omega Fund --
 Class I......................     1.50%       981,789     0.630395          618,915
Evergreen VA Omega Fund --
 Class I......................     1.60%     1,135,838     0.625743          710,743
Evergreen VA Omega Fund --
 Class I......................     1.65%       599,911     0.625043          374,970
Evergreen VA Omega Fund --
 Class I......................     1.75%       188,419     0.622549          117,300
Evergreen VA Omega Fund --
 Class I......................     1.80%     1,014,109     0.619626          628,369
Evergreen VA Omega Fund --
 Class I......................     1.90%        71,010     0.618383           43,911
Evergreen VA Omega Fund --
 Class I......................     1.95%       534,500     0.618303          330,483
Evergreen VA Omega Fund --
 Class I......................     2.10%        73,542     0.613061           45,086
Evergreen VA Omega Fund --
 Class I......................     2.25%        86,546     0.611009           52,880
Evergreen VA Special Values
 Fund -- Class I..............     1.15%       660,316     1.791931        1,183,241
Evergreen VA Special Values
 Fund -- Class I..............     1.25%     2,229,293     1.787161        3,984,105
Evergreen VA Special Values
 Fund -- Class I..............     1.35%       145,826     1.784936          260,290
Evergreen VA Special Values
 Fund -- Class I..............     1.40%       221,545     1.773360          392,879
Evergreen VA Special Values
 Fund -- Class I..............     1.45%       620,048     1.769633        1,097,257
Evergreen VA Special Values
 Fund -- Class I..............     1.50%     1,162,174     1.767266        2,053,871
Evergreen VA Special Values
 Fund -- Class I..............     1.60%     1,245,338     1.756006        2,186,819
Evergreen VA Special Values
 Fund -- Class I..............     1.65%     3,107,852     1.365646        4,244,226
Evergreen VA Special Values
 Fund -- Class I..............     1.75%       241,043     1.747003          421,103
Evergreen VA Special Values
 Fund -- Class I..............     1.80%       782,800     1.358391        1,063,348
Evergreen VA Special Values
 Fund -- Class I..............     1.90%        64,575     1.355694           87,545
Evergreen VA Special Values
 Fund -- Class I..............     1.95%     1,330,984     1.735121        2,309,419
Evergreen VA Special Values
 Fund -- Class I..............     2.00%       155,686     1.349144          210,043
Evergreen VA Special Values
 Fund -- Class I..............     2.10%        50,648     1.344027           68,073
Evergreen VA Special Values
 Fund -- Class I..............     2.15%        13,252     1.342220           17,788
Evergreen VA Special Values
 Fund -- Class I..............     2.20%        31,253     1.340881           41,906
Evergreen VA Special Values
 Fund -- Class I..............     2.25%       314,920     1.339547          421,850
Evergreen VA High Income Fund
 -- Class I...................     1.25%       170,026     1.288444          219,069
Evergreen VA High Income Fund
 -- Class I...................     1.45%        23,131     1.275860           29,512
Evergreen VA High Income Fund
 -- Class I...................     1.60%         4,812     1.266001            6,091
Evergreen VA Fundamental Large
 Cap Fund -- Class I..........     1.15%       353,964     1.231220          435,807
Evergreen VA Fundamental Large
 Cap Fund -- Class I..........     1.25%     9,934,312     1.228645       12,205,742
Evergreen VA Fundamental Large
 Cap Fund -- Class I..........     1.35%        83,325     1.227094          102,248
Evergreen VA Fundamental Large
 Cap Fund -- Class I..........     1.40%       315,529     1.224789          386,456
Evergreen VA Fundamental Large
 Cap Fund -- Class I..........     1.45%     1,193,922     1.223488        1,460,824
Evergreen VA Fundamental Large
 Cap Fund -- Class I..........     1.50%       340,250     1.222210          415,857
Evergreen VA Fundamental Large
 Cap Fund -- Class I..........     1.60%       442,638     1.219662          539,868
Evergreen VA Fundamental Large
 Cap Fund -- Class I..........     1.65%       856,605     1.218364        1,043,657
Evergreen VA Fundamental Large
 Cap Fund -- Class I..........     1.75%        68,620     1.215829           83,430
Evergreen VA Fundamental Large
 Cap Fund -- Class I..........     1.80%       270,607     1.214540          328,663
Evergreen VA Fundamental Large
 Cap Fund -- Class I..........     1.90%        23,199     1.147585           26,623
Evergreen VA Fundamental Large
 Cap Fund -- Class I..........     1.95%       901,494     1.210726        1,091,463
Evergreen VA Fundamental Large
 Cap Fund -- Class I..........     2.10%         5,082     1.206940            6,134
Evergreen VA Fundamental Large
 Cap Fund -- Class I..........     2.20%        18,570     1.140692           21,183
Evergreen VA Fundamental Large
 Cap Fund -- Class I..........     2.25%       156,761     1.139547          178,636
Fidelity(R) VIP Asset
 Manager-SM- -- Class INIT....     0.70%        46,595     1.923532           89,628
Fidelity(R) VIP Asset
 Manager-SM- -- Class INIT....     0.85%         2,204    10.816967           23,838

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-30 ____________________________________

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
Fidelity(R) VIP Asset
 Manager-SM- -- Class INIT....     1.25%     2,149,250   $ 1.845314  $     3,966,040
Fidelity(R) VIP Asset
 Manager-SM- -- Class INIT....     1.25%       227,156     1.845314          419,173
Fidelity(R) VIP Growth --
 Class INIT...................     0.70%       188,191     1.994820          375,408
Fidelity(R) VIP Growth --
 Class INIT...................     0.85%         9,911    11.101379          110,026
Fidelity(R) VIP Growth --
 Class INIT...................     1.25%     7,272,931     1.913934       13,919,909
Fidelity(R) VIP Growth --
 Class INIT...................     1.25%       885,634     1.913934        1,695,045
Fidelity(R) VIP Contrafund(R)
 -- Class INIT................     0.70%       111,516     3.166858          353,157
Fidelity(R) VIP Contrafund(R)
 -- Class INIT................     0.85%        10,012    13.285591          133,018
Fidelity(R) VIP Contrafund(R)
 -- Class INIT................     1.25%     7,237,921     3.038367       21,991,460
Fidelity(R) VIP Contrafund(R)
 -- Class INIT................     1.25%       888,177     3.038367        2,698,606
Fidelity(R) VIP Overseas --
 Class INIT...................     0.70%        32,386     1.897805           61,464
Fidelity(R) VIP Overseas --
 Class INIT...................     0.85%         2,502    13.077604           32,715
Fidelity(R) VIP Overseas --
 Class INIT...................     1.25%     2,586,599     1.820534        4,708,992
Fidelity(R) VIP Overseas --
 Class INIT...................     1.25%       321,437     1.820534          585,186
Fifth Third Balanced VIP
 Fund.........................     1.15%        69,014     1.237251           85,388
Fifth Third Balanced VIP
 Fund.........................     1.25%        95,408     1.233922          117,726
Fifth Third Balanced VIP
 Fund.........................     1.35%        12,974     1.232377           15,989
Fifth Third Balanced VIP
 Fund.........................     1.40%        22,880     1.227568           28,087
Fifth Third Balanced VIP
 Fund.........................     1.45%        43,921     1.225429           53,822
Fifth Third Balanced VIP
 Fund.........................     1.50%       336,852     1.223784          412,235
Fifth Third Balanced VIP
 Fund.........................     1.60%       321,652     1.219074          392,117
Fifth Third Balanced VIP
 Fund.........................     1.65%       112,391     1.217855          136,876
Fifth Third Balanced VIP
 Fund.........................     1.75%         7,193     1.212848            8,724
Fifth Third Balanced VIP
 Fund.........................     1.80%        17,102     1.210746           20,706
Fifth Third Balanced VIP
 Fund.........................     1.95%        24,119     1.204588           29,053
Fifth Third Disciplined Value
 VIP Fund.....................     1.15%     1,207,969     1.592771        1,924,018
Fifth Third Disciplined Value
 VIP Fund.....................     1.25%       367,113     1.588522          583,167
Fifth Third Disciplined Value
 VIP Fund.....................     1.35%        23,885     1.586545           37,894
Fifth Third Disciplined Value
 VIP Fund.....................     1.40%        33,132     1.580324           52,359
Fifth Third Disciplined Value
 VIP Fund.....................     1.45%       204,348     1.577599          322,380
Fifth Third Disciplined Value
 VIP Fund.....................     1.50%     2,272,440     1.575459        3,580,137
Fifth Third Disciplined Value
 VIP Fund.....................     1.60%     1,016,187     1.569420        1,594,824
Fifth Third Disciplined Value
 VIP Fund.....................     1.65%     2,765,755     1.567839        4,336,259
Fifth Third Disciplined Value
 VIP Fund.....................     1.75%        38,148     1.561397           59,564
Fifth Third Disciplined Value
 VIP Fund.....................     1.80%       103,195     1.558730          160,852
Fifth Third Disciplined Value
 VIP Fund.....................     1.95%       169,970     1.550753          263,582
Fifth Third Mid Cap VIP
 Fund.........................     1.15%     1,275,842     1.644195        2,097,733
Fifth Third Mid Cap VIP
 Fund.........................     1.25%       363,767     1.639811          596,508
Fifth Third Mid Cap VIP
 Fund.........................     1.35%        24,480     1.637753           40,092
Fifth Third Mid Cap VIP
 Fund.........................     1.40%        27,231     1.631312           44,422
Fifth Third Mid Cap VIP
 Fund.........................     1.45%       218,868     1.628493          356,427
Fifth Third Mid Cap VIP
 Fund.........................     1.50%     2,274,000     1.626337        3,698,291
Fifth Third Mid Cap VIP
 Fund.........................     1.60%     1,192,067     1.620064        1,931,224
Fifth Third Mid Cap VIP
 Fund.........................     1.65%     2,877,139     1.618443        4,656,485
Fifth Third Mid Cap VIP
 Fund.........................     1.75%        45,808     1.611774           73,832
Fifth Third Mid Cap VIP
 Fund.........................     1.80%       128,031     1.609023          206,005
Fifth Third Mid Cap VIP
 Fund.........................     1.95%       159,146     1.600780          254,758
Fifth Third Quality Growth VIP
 Fund.........................     1.15%     2,091,156     0.755759        1,580,410

_____________________________________ SA-31 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
Fifth Third Quality Growth VIP
 Fund.........................     1.25%     3,105,115   $ 0.753737  $     2,340,440
Fifth Third Quality Growth VIP
 Fund.........................     1.35%        44,060     0.752802           33,168
Fifth Third Quality Growth VIP
 Fund.........................     1.40%        80,819     0.748214           60,470
Fifth Third Quality Growth VIP
 Fund.........................     1.45%       639,210     0.746361          477,081
Fifth Third Quality Growth VIP
 Fund.........................     1.50%     3,747,069     0.745373        2,792,964
Fifth Third Quality Growth VIP
 Fund.........................     1.60%     2,050,395     0.740869        1,519,074
Fifth Third Quality Growth VIP
 Fund.........................     1.65%     5,408,274     0.740133        4,002,842
Fifth Third Quality Growth VIP
 Fund.........................     1.75%        59,647     0.737091           43,965
Fifth Third Quality Growth VIP
 Fund.........................     1.80%       214,590     0.735813          157,898
Fifth Third Quality Growth VIP
 Fund.........................     1.95%       309,236     0.732059          226,379
First Horizon Capital
 Appreciation Portfolio.......     1.15%       302,606     1.402465          424,395
First Horizon Capital
 Appreciation Portfolio.......     1.25%       427,457     1.398695          597,883
First Horizon Capital
 Appreciation Portfolio.......     1.35%         3,692     1.396950            5,157
First Horizon Capital
 Appreciation Portfolio.......     1.40%        53,670     1.389695           74,585
First Horizon Capital
 Appreciation Portfolio.......     1.45%        20,685     1.386681           28,685
First Horizon Capital
 Appreciation Portfolio.......     1.50%       679,105     1.384813          940,433
First Horizon Capital
 Appreciation Portfolio.......     1.60%       225,414     1.377712          310,555
First Horizon Capital
 Appreciation Portfolio.......     1.65%       803,566     1.376349        1,105,988
First Horizon Capital
 Appreciation Portfolio.......     1.70%         3,191     1.374618            4,386
First Horizon Capital
 Appreciation Portfolio.......     1.75%        42,106     1.370665           57,713
First Horizon Capital
 Appreciation Portfolio.......     1.80%        46,704     1.368333           63,906
First Horizon Capital
 Appreciation Portfolio.......     1.90%        60,164     1.365608           82,160
First Horizon Capital
 Appreciation Portfolio.......     1.95%        12,779     1.361328           17,396
First Horizon Core Equity
 Portfolio....................     1.15%       454,500     0.954206          433,687
First Horizon Core Equity
 Portfolio....................     1.25%     2,006,247     0.951649        1,909,243
First Horizon Core Equity
 Portfolio....................     1.40%       169,123     0.945506          159,907
First Horizon Core Equity
 Portfolio....................     1.45%       384,759     0.943468          363,007
First Horizon Core Equity
 Portfolio....................     1.50%     2,265,784     0.942218        2,134,863
First Horizon Core Equity
 Portfolio....................     1.60%     1,638,838     0.937366        1,536,191
First Horizon Core Equity
 Portfolio....................     1.65%     2,439,507     0.936426        2,284,418
First Horizon Core Equity
 Portfolio....................     1.70%        13,368     0.935256           12,503
First Horizon Core Equity
 Portfolio....................     1.75%       250,437     0.932565          233,549
First Horizon Core Equity
 Portfolio....................     1.80%        86,181     0.930969           80,232
First Horizon Core Equity
 Portfolio....................     1.90%       402,292     0.929112          373,775
First Horizon Core Equity
 Portfolio....................     1.95%       125,318     0.926223          116,072
Hartford Advisers HLS Fund --
 Class IA.....................     0.15%       330,639     8.879802        2,936,008
Hartford Advisers HLS Fund --
 Class IA.....................     0.25%       875,161     2.924925        2,559,781
Hartford Advisers HLS Fund --
 Class IA.....................     0.70%       504,542     7.229492        3,647,585
Hartford Advisers HLS Fund --
 Class IA.....................     0.80%       528,993     1.111153          587,793
Hartford Advisers HLS Fund --
 Class IA.....................     0.85%        71,977     7.232622          520,581
Hartford Advisers HLS Fund --
 Class IA.....................     1.00%     1,084,948     7.324372        7,946,561
Hartford Advisers HLS Fund --
 Class IA.....................     1.00%     3,354,307     7.324372       24,568,193
Hartford Advisers HLS Fund --
 Class IA.....................     1.00%        69,854     1.100292           76,860
Hartford Advisers HLS Fund --
 Class IA.....................     1.10%        77,073     1.091566           84,131
Hartford Advisers HLS Fund --
 Class IA.....................     1.15%    47,017,850     1.090110       51,254,629
Hartford Advisers HLS Fund --
 Class IA.....................     1.25%   483,226,627     4.792810    2,316,013,412
Hartford Advisers HLS Fund --
 Class IA.....................     1.25%     4,231,953     6.953403       29,426,473
Hartford Advisers HLS Fund --
 Class IA.....................     1.25%       671,637     6.953403        4,670,166

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-32 ____________________________________

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Advisers HLS Fund --
 Class IA.....................     1.30%       172,907   $ 1.084525  $       187,522
Hartford Advisers HLS Fund --
 Class IA.....................     1.35%     1,768,220     1.082654        1,914,370
Hartford Advisers HLS Fund --
 Class IA.....................     1.40%     9,038,916     4.745172       42,891,210
Hartford Advisers HLS Fund --
 Class IA.....................     1.45%     7,962,223     4.745870       37,787,674
Hartford Advisers HLS Fund --
 Class IA.....................     1.50%   129,778,637     1.108717      143,887,781
Hartford Advisers HLS Fund --
 Class IA.....................     1.60%    29,345,771     4.698687      137,886,594
Hartford Advisers HLS Fund --
 Class IA.....................     1.65%    94,623,392     1.098366      103,931,116
Hartford Advisers HLS Fund --
 Class IA.....................     1.70%     1,010,613     1.097851        1,109,502
Hartford Advisers HLS Fund --
 Class IA.....................     1.75%     2,311,277     4.674649       10,804,410
Hartford Advisers HLS Fund --
 Class IA.....................     1.80%     3,728,983     4.666660       17,401,895
Hartford Advisers HLS Fund --
 Class IA.....................     1.85%     2,114,562     1.087589        2,299,774
Hartford Advisers HLS Fund --
 Class IA.....................     1.90%       861,317     1.086517          935,835
Hartford Advisers HLS Fund --
 Class IA.....................     1.95%     2,792,720     4.642803       12,966,049
Hartford Advisers HLS Fund --
 Class IA.....................     2.00%     1,087,477     1.082022        1,176,674
Hartford Advisers HLS Fund --
 Class IA.....................     2.05%        57,729     1.080200           62,359
Hartford Advisers HLS Fund --
 Class IA.....................     2.10%       165,786     1.079116          178,902
Hartford Advisers HLS Fund --
 Class IA.....................     2.15%         8,535     1.076105            9,185
Hartford Advisers HLS Fund --
 Class IA.....................     2.30%       213,910     1.072508          229,421
Hartford Advisers HLS Fund --
 Class IB.....................     1.25%    75,981,214     1.190596       90,462,929
Hartford Advisers HLS Fund --
 Class IB.....................     1.35%       970,060     1.180335        1,144,996
Hartford Advisers HLS Fund --
 Class IB.....................     1.40%    12,411,737     1.178754       14,630,384
Hartford Advisers HLS Fund --
 Class IB.....................     1.45%    52,177,570     1.003648       52,367,914
Hartford Advisers HLS Fund --
 Class IB.....................     1.45%    14,670,895     1.003648       14,724,414
Hartford Advisers HLS Fund --
 Class IB.....................     1.55%       155,854     1.172285          182,706
Hartford Advisers HLS Fund --
 Class IB.....................     1.60%     4,003,093     0.994911        3,982,721
Hartford Advisers HLS Fund --
 Class IB.....................     1.60%     2,981,287     0.994911        2,966,115
Hartford Advisers HLS Fund --
 Class IB.....................     1.65%     4,149,736     0.993799        4,124,003
Hartford Advisers HLS Fund --
 Class IB.....................     1.65%       735,281     0.993799          730,722
Hartford Advisers HLS Fund --
 Class IB.....................     1.70%     4,464,237     0.992473        4,430,635
Hartford Advisers HLS Fund --
 Class IB.....................     1.75%    22,501,526     0.989431       22,263,707
Hartford Advisers HLS Fund --
 Class IB.....................     1.75%     1,383,391     0.986470        1,364,674
Hartford Advisers HLS Fund --
 Class IB.....................     1.80%    58,303,752     0.985155       57,438,233
Hartford Advisers HLS Fund --
 Class IB.....................     1.80%    22,858,107     0.985155       22,518,779
Hartford Advisers HLS Fund --
 Class IB.....................     1.85%     3,121,179     0.993089        3,099,608
Hartford Advisers HLS Fund --
 Class IB.....................     1.90%    21,499,223     0.984368       21,163,147
Hartford Advisers HLS Fund --
 Class IB.....................     1.95%     1,682,963     0.983062        1,654,457
Hartford Advisers HLS Fund --
 Class IB.....................     1.95%    24,828,442     0.980110       24,334,605
Hartford Advisers HLS Fund --
 Class IB.....................     2.00%     1,280,168     0.978450        1,252,581
Hartford Advisers HLS Fund --
 Class IB.....................     2.00%       233,899     0.978450          228,858
Hartford Advisers HLS Fund --
 Class IB.....................     2.05%     2,011,205     0.977144        1,965,237
Hartford Advisers HLS Fund --
 Class IB.....................     2.10%       715,317     0.977658          699,335
Hartford Advisers HLS Fund --
 Class IB.....................     2.10%     3,490,308     0.974739        3,402,139
Hartford Advisers HLS Fund --
 Class IB.....................     2.15%     1,945,053     0.973441        1,893,394
Hartford Advisers HLS Fund --
 Class IB.....................     2.15%       390,354     0.973441          379,987
Hartford Advisers HLS Fund --
 Class IB.....................     2.20%     2,173,689     0.978835        2,127,683
Hartford Advisers HLS Fund --
 Class IB.....................     2.25%     2,640,087     0.977172        2,579,819
Hartford Advisers HLS Fund --
 Class IB.....................     2.30%        42,610     0.976191           41,596
Hartford Total Return Bond HLS
 Fund -- Class IA.............     0.15%       302,252     7.190710        2,173,404

_____________________________________ SA-33 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Total Return Bond HLS
 Fund -- Class IA.............     0.25%       111,296   $ 2.286788  $       254,511
Hartford Total Return Bond HLS
 Fund -- Class IA.............     0.70%        50,684     7.127055          361,225
Hartford Total Return Bond HLS
 Fund -- Class IA.............     0.80%       223,500     1.487101          332,367
Hartford Total Return Bond HLS
 Fund -- Class IA.............     0.85%        10,850     7.140576           77,478
Hartford Total Return Bond HLS
 Fund -- Class IA.............     1.00%       243,067     7.248132        1,761,780
Hartford Total Return Bond HLS
 Fund -- Class IA.............     1.00%     1,820,413     6.094318       11,094,178
Hartford Total Return Bond HLS
 Fund -- Class IA.............     1.00%        63,027     6.188406          390,034
Hartford Total Return Bond HLS
 Fund -- Class IA.............     1.10%         5,638     1.460862            8,237
Hartford Total Return Bond HLS
 Fund -- Class IA.............     1.15%    37,276,843     1.458910       54,383,559
Hartford Total Return Bond HLS
 Fund -- Class IA.............     1.25%     1,217,538     6.837297        8,324,671
Hartford Total Return Bond HLS
 Fund -- Class IA.............     1.25%   139,423,667     3.138999      437,650,751
Hartford Total Return Bond HLS
 Fund -- Class IA.............     1.25%       339,631     6.837297        2,322,161
Hartford Total Return Bond HLS
 Fund -- Class IA.............     1.30%       134,053     1.451437          194,570
Hartford Total Return Bond HLS
 Fund -- Class IA.............     1.35%     2,647,169     1.448955        3,835,629
Hartford Total Return Bond HLS
 Fund -- Class IA.............     1.40%     4,478,753     3.107780       13,918,978
Hartford Total Return Bond HLS
 Fund -- Class IA.............     1.45%     5,589,577     3.108243       17,373,762
Hartford Total Return Bond HLS
 Fund -- Class IA.............     1.50%    59,952,333     1.408340       84,433,269
Hartford Total Return Bond HLS
 Fund -- Class IA.............     1.60%    26,054,341     3.077360       80,178,586
Hartford Total Return Bond HLS
 Fund -- Class IA.............     1.65%    84,528,271     1.395199      117,933,759
Hartford Total Return Bond HLS
 Fund -- Class IA.............     1.70%       208,271     1.394536          290,442
Hartford Total Return Bond HLS
 Fund -- Class IA.............     1.75%     1,844,322     3.061619        5,646,610
Hartford Total Return Bond HLS
 Fund -- Class IA.............     1.80%     3,038,097     3.056399        9,285,638
Hartford Total Return Bond HLS
 Fund -- Class IA.............     1.85%       664,976     1.381512          918,672
Hartford Total Return Bond HLS
 Fund -- Class IA.............     1.90%        11,999    13.074947          156,880
Hartford Total Return Bond HLS
 Fund -- Class IA.............     1.95%     3,885,324     3.040765       11,814,358
Hartford Total Return Bond HLS
 Fund -- Class IA.............     2.00%       468,155     1.374453          643,457
Hartford Total Return Bond HLS
 Fund -- Class IA.............     2.10%        17,272     1.370757           23,676
Hartford Total Return Bond HLS
 Fund -- Class IA.............     2.15%        24,810     1.366908           33,913
Hartford Total Return Bond HLS
 Fund -- Class IA.............     2.20%        12,784     1.365082           17,451
Hartford Total Return Bond HLS
 Fund -- Class IA.............     2.30%        79,349     1.362355          108,102
Hartford Total Return Bond HLS
 Fund -- Class IB.............     1.25%    27,411,042     1.436580       39,378,155
Hartford Total Return Bond HLS
 Fund -- Class IB.............     1.35%     2,128,620     1.424205        3,031,592
Hartford Total Return Bond HLS
 Fund -- Class IB.............     1.40%    10,696,656     1.422302       15,213,875
Hartford Total Return Bond HLS
 Fund -- Class IB.............     1.45%    20,459,904     1.386765       28,373,079
Hartford Total Return Bond HLS
 Fund -- Class IB.............     1.45%     7,858,268     1.386765       10,897,571
Hartford Total Return Bond HLS
 Fund -- Class IB.............     1.55%       282,562     1.414491          399,681
Hartford Total Return Bond HLS
 Fund -- Class IB.............     1.60%     1,373,288     1.374700        1,887,860
Hartford Total Return Bond HLS
 Fund -- Class IB.............     1.60%     1,680,450     1.374700        2,310,114
Hartford Total Return Bond HLS
 Fund -- Class IB.............     1.65%     1,734,502     1.373173        2,381,772
Hartford Total Return Bond HLS
 Fund -- Class IB.............     1.65%       520,384     1.373173          714,577
Hartford Total Return Bond HLS
 Fund -- Class IB.............     1.70%     6,985,935     1.371373        9,580,323
Hartford Total Return Bond HLS
 Fund -- Class IB.............     1.75%    19,678,780     1.367152       26,903,883
Hartford Total Return Bond HLS
 Fund -- Class IB.............     1.75%       945,045     1.363072        1,288,165
Hartford Total Return Bond HLS
 Fund -- Class IB.............     1.80%    24,861,291     1.361251       33,842,457
Hartford Total Return Bond HLS
 Fund -- Class IB.............     1.80%    14,348,999     1.361251       19,532,589
Hartford Total Return Bond HLS
 Fund -- Class IB.............     1.85%     5,079,140     1.215466        6,173,523
Hartford Total Return Bond HLS
 Fund -- Class IB.............     1.90%    16,883,100     1.360164       22,963,785
Hartford Total Return Bond HLS
 Fund -- Class IB.............     1.95%     1,078,232     1.358364        1,464,632

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-34 ____________________________________

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Total Return Bond HLS
 Fund -- Class IB.............     1.95%    15,525,979   $ 1.354287  $    21,026,632
Hartford Total Return Bond HLS
 Fund -- Class IB.............     2.00%       444,460     1.351978          600,901
Hartford Total Return Bond HLS
 Fund -- Class IB.............     2.00%     1,082,346     1.351978        1,463,308
Hartford Total Return Bond HLS
 Fund -- Class IB.............     2.05%       784,033     1.350165        1,058,574
Hartford Total Return Bond HLS
 Fund -- Class IB.............     2.10%       789,747     1.350896        1,066,866
Hartford Total Return Bond HLS
 Fund -- Class IB.............     2.10%     1,551,169     1.346849        2,089,191
Hartford Total Return Bond HLS
 Fund -- Class IB.............     2.15%       594,343     1.345064          799,429
Hartford Total Return Bond HLS
 Fund -- Class IB.............     2.15%       812,403     1.345064        1,092,735
Hartford Total Return Bond HLS
 Fund -- Class IB.............     2.20%     1,491,334     1.198018        1,786,645
Hartford Total Return Bond HLS
 Fund -- Class IB.............     2.25%     2,654,585     1.195946        3,174,741
Hartford Total Return Bond HLS
 Fund -- Class IB.............     2.30%        27,183     1.194754           32,476
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     0.15%       642,859    23.878318       15,350,391
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     0.25%     1,218,291     6.087943        7,416,889
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     0.70%       659,621    19.645806       12,958,783
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     0.80%       255,113     1.957959          499,500
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     0.85%        23,306    19.661485          458,234
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.00%       435,836    19.853437        8,652,846
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.00%       748,637    19.845248       14,856,892
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.00%        52,503     1.938753          101,791
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.10%        62,266     1.923321          119,757
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.15%    52,569,750     1.920746      100,973,137
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.25%     4,931,993    18.885442       93,142,868
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.25%   214,702,834    11.563264    2,482,665,550
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.25%       672,742    18.885442       12,705,037
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.30%       151,865     1.910982          290,212
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.35%       938,998     1.907712        1,791,339
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.40%     4,678,766    11.448352       53,564,161
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.45%     4,951,615    11.450038       56,696,181
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.50%   100,829,922     2.026449      204,326,694
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.60%    20,388,655    11.336253      231,130,955
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.65%    98,322,336     2.007575      197,389,464
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.70%       644,790     2.006620        1,293,849
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.75%     1,479,066    11.278331       16,681,397
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.80%     2,433,239    11.259088       27,396,054
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.85%     2,235,250     1.987912        4,443,480
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.90%       249,526     1.985924          495,539
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.95%     2,098,442    11.201518       23,505,738
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     2.00%       969,534     1.977731        1,917,477
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     2.05%         9,013     1.974409           17,795
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     2.10%       122,112     1.972393          240,855
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     2.15%         9,411     1.966901           18,510
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     2.20%        35,665     1.964306           70,056
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     2.30%       131,111     1.960362          257,026
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     2.35%        11,276     1.958414           22,083
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.25%    32,720,414     2.075515       67,911,709
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.35%     1,871,184     2.057612        3,850,170
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.40%    10,829,071     2.054889       22,252,540
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.45%    66,899,697     1.284834       85,955,006

_____________________________________ SA-35 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.45%    20,479,808   $ 1.284834  $    26,313,153
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.55%       154,819     2.043581          316,386
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.60%     6,710,913     1.273674        8,547,515
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.60%     3,222,851     1.273674        4,104,862
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.65%     6,437,175     1.272258        8,189,747
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.65%     1,138,704     1.272258        1,448,725
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.70%     7,933,856     1.270576       10,080,568
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.75%    42,364,024     1.266673       53,661,365
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.75%     2,496,742     1.262900        3,153,136
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.80%    76,106,446     1.261222       95,987,124
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.80%    42,704,153     1.261222       53,859,417
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.85%     6,290,325     1.275400        8,022,680
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.90%    35,711,454     1.260204       45,003,718
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.95%     3,206,510     1.258517        4,035,448
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.95%    32,677,852     1.254758       41,002,797
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     2.00%     1,959,596     1.252621        2,454,631
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     2.00%       952,347     1.252621        1,192,929
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     2.05%     3,362,210     1.250927        4,205,879
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     2.10%       690,732     1.251602          864,521
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     2.10%     5,027,362     1.247883        6,273,559
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     2.15%     3,000,767     1.246215        3,739,601
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     2.15%       810,851     1.246215        1,010,494
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     2.20%     3,436,518     1.257103        4,320,058
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     2.25%     4,156,723     1.254946        5,216,463
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     2.30%       101,673     1.253688          127,466
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     0.25%       209,613     3.701009          775,779
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     0.70%       232,252     3.083460          716,138
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     0.80%       507,912     1.399372          710,758
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     0.85%        61,712     3.089725          190,672
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.00%       173,542     3.387369          587,852
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.00%       607,948     3.387369        2,059,346
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.00%        85,019     1.385664          117,808
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.10%        55,992     1.374630           76,969
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.15%    45,256,794     1.372786       62,127,893
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.25%   267,596,693     3.288844      880,083,778
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.25%     1,229,688     2.958029        3,637,453
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.25%     6,183,138     2.958029       18,289,900
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.30%       273,815     1.365771          373,969
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.35%     4,075,891     1.363445        5,557,253
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.40%     5,948,473     3.256139       19,369,055
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.45%     7,993,690     3.256664       26,032,762
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.50%    78,998,148     1.318722      104,176,596
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.60%    39,519,563     3.224234      127,420,318
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.65%   104,712,256     1.306431      136,799,337
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.70%       263,719     1.305826          344,371
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.75%     2,697,585     3.207735        8,653,137
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.80%     4,813,798     3.202269       15,415,077
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.85%     1,479,968     1.293634        1,914,537

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-36 ____________________________________

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.90%       407,735   $ 1.292344  $       526,933
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.95%     4,454,975     3.185876       14,192,999
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     2.00%       831,965     1.287020        1,070,756
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     2.05%        12,168     1.284829           15,634
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     2.10%       153,290     1.283549          196,755
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     2.15%        10,498     1.279980           13,437
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     2.20%        12,443     1.278265           15,906
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     2.30%       153,320     1.275711          195,591
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     2.35%        17,824     1.274439           22,715
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.25%    26,536,275     1.346437       35,729,421
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.35%     1,527,906     1.334861        2,039,542
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.40%    10,493,137     1.333084       13,988,233
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.45%    33,168,421     1.363682       45,231,178
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.45%    12,452,489     1.363682       16,981,235
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.55%       137,660     1.325761          182,504
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.60%     2,881,164     1.351789        3,894,726
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.60%     1,715,141     1.351789        2,318,509
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.65%     3,611,163     1.350310        4,876,190
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.65%       674,381     1.350310          910,624
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.70%     4,348,877     1.348509        5,864,500
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.75%    24,547,688     1.344394       33,001,765
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.75%     1,543,906     1.340357        2,069,386
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.80%    43,109,180     1.338571       57,704,699
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.80%    27,896,143     1.338571       37,340,968
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.85%     4,339,909     1.125524        4,884,672
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.90%    25,884,743     1.337518       34,621,310
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.95%     1,163,296     1.335736        1,553,856
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.95%    24,360,064     1.331726       32,440,931
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     2.00%     1,248,479     1.329449        1,659,789
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     2.00%       702,348     1.329449          933,736
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     2.05%     1,585,298     1.327668        2,104,750
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     2.10%       937,862     1.328402        1,245,858
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     2.10%     1,810,810     1.324428        2,398,288
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     2.15%     1,069,773     1.322644        1,414,928
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     2.15%       523,503     1.322644          692,409
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     2.20%     2,816,749     1.109366        3,124,806
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     2.25%     4,438,817     1.107476        4,915,883
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     2.30%        45,753     1.106360           50,620
Hartford Focus HLS Fund --
 Class IA.....................     0.25%         8,250     1.126944            9,298
Hartford Focus HLS Fund --
 Class IA.....................     0.80%         9,403     1.098391           10,328
Hartford Focus HLS Fund --
 Class IA.....................     1.00%           467     1.088149              508
Hartford Focus HLS Fund --
 Class IA.....................     1.00%        10,450     1.088149           11,372
Hartford Focus HLS Fund --
 Class IA.....................     1.00%         2,021     1.088149            2,200
Hartford Focus HLS Fund --
 Class IA.....................     1.15%       517,275     1.080585          558,959
Hartford Focus HLS Fund --
 Class IA.....................     1.25%     7,513,634     1.075524        8,081,093
Hartford Focus HLS Fund --
 Class IA.....................     1.35%        13,436     1.073204           14,419
Hartford Focus HLS Fund --
 Class IA.....................     1.40%       155,186     1.068029          165,743
Hartford Focus HLS Fund --
 Class IA.....................     1.45%       527,476     1.065536          562,044

_____________________________________ SA-37 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Focus HLS Fund --
 Class IA.....................     1.50%     1,011,729   $ 1.063037  $     1,075,506
Hartford Focus HLS Fund --
 Class IA.....................     1.60%     2,210,322     1.058107        2,338,757
Hartford Focus HLS Fund --
 Class IA.....................     1.65%     1,345,683     1.055636        1,420,552
Hartford Focus HLS Fund --
 Class IA.....................     1.70%         4,409     1.053169            4,644
Hartford Focus HLS Fund --
 Class IA.....................     1.75%        71,355     1.052668           75,113
Hartford Focus HLS Fund --
 Class IA.....................     1.80%       351,686     1.050890          369,584
Hartford Focus HLS Fund --
 Class IA.....................     1.85%        32,141     1.045797           33,613
Hartford Focus HLS Fund --
 Class IA.....................     1.95%       152,085     1.045516          159,008
Hartford Focus HLS Fund --
 Class IA.....................     2.00%        27,219     1.040457           28,321
Hartford Focus HLS Fund --
 Class IA.....................     2.10%        10,337     1.037636           10,726
Hartford Focus HLS Fund --
 Class IA.....................     2.15%         5,958     1.034759            6,165
Hartford Focus HLS Fund --
 Class IA.....................     2.30%         8,782     1.031321            9,058
Hartford Focus HLS Fund --
 Class IB.....................     1.40%        74,870     1.055422           79,019
Hartford Focus HLS Fund --
 Class IB.....................     1.45%     2,265,001     1.054003        2,387,318
Hartford Focus HLS Fund --
 Class IB.....................     1.60%        78,142     1.046634           81,786
Hartford Focus HLS Fund --
 Class IB.....................     1.65%       117,997     1.044207          123,213
Hartford Focus HLS Fund --
 Class IB.....................     1.70%        36,425     1.042812           37,984
Hartford Focus HLS Fund --
 Class IB.....................     1.75%       408,088     1.038316          423,724
Hartford Focus HLS Fund --
 Class IB.....................     1.90%       318,644     1.034017          329,483
Hartford Focus HLS Fund --
 Class IB.....................     1.95%       872,960     1.031622          900,565
Hartford Focus HLS Fund --
 Class IB.....................     2.00%        74,073     1.029844           76,284
Hartford Focus HLS Fund --
 Class IB.....................     2.05%        71,916     1.028479           73,964
Hartford Focus HLS Fund --
 Class IB.....................     2.10%        71,983     1.025975           73,853
Hartford Focus HLS Fund --
 Class IB.....................     2.15%       203,453     1.024594          208,456
Hartford Focus HLS Fund --
 Class IB.....................     2.20%       275,459     1.023570          281,951
Hartford Focus HLS Fund --
 Class IB.....................     2.25%        80,223     1.022537           82,031
Hartford Global Advisers HLS
 Fund -- Class IA.............     0.25%        42,023     2.108460           88,605
Hartford Global Advisers HLS
 Fund -- Class IA.............     0.80%         6,409     1.214766            7,785
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.00%         8,294     1.943930           16,122
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.00%       163,782     1.943930          318,381
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.10%         7,358     1.193312            8,781
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.15%     2,891,220     1.191716        3,445,513
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.25%    36,629,373     1.891944       69,300,722
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.35%       197,214     1.183579          233,418
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.40%       804,978     1.873164        1,507,856
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.45%       580,758     1.873450        1,088,022
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.50%     3,820,100     1.223172        4,672,639
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.60%     2,927,570     1.854806        5,430,074
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.65%     4,430,939     1.211763        5,369,248
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.70%        10,626     1.211209           12,870
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.75%       208,260     1.845329          384,308
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.80%       381,337     1.842162          702,484
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.85%       100,838     1.199907          120,997
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.95%       194,822     1.832743          357,060
Hartford Global Advisers HLS
 Fund -- Class IA.............     2.00%         3,350     1.193772            3,999
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.40%       125,583     1.005783          126,310
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.45%     3,271,965     1.004440        3,286,493
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.45%       756,042     1.004440          759,399

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-38 ____________________________________

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.60%       355,996   $ 0.995710  $       354,469
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.60%        49,272     0.995710           49,060
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.65%       123,185     0.994596          122,519
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.70%       171,643     0.993262          170,486
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.75%     1,020,975     0.987294        1,008,002
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.75%        26,930     0.987294           26,588
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.80%     2,781,048     0.985983        2,742,066
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.80%     1,338,621     0.985983        1,319,857
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.90%       516,280     1.806384          932,600
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.95%        34,077     0.980913           33,427
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.95%     1,716,741     0.980913        1,683,974
Hartford Global Advisers HLS
 Fund -- Class IB.............     2.00%        92,375     0.979239           90,458
Hartford Global Advisers HLS
 Fund -- Class IB.............     2.00%        21,974     0.979239           21,517
Hartford Global Advisers HLS
 Fund -- Class IB.............     2.05%       125,972     0.977939          123,193
Hartford Global Advisers HLS
 Fund -- Class IB.............     2.10%       386,856     0.975548          377,396
Hartford Global Advisers HLS
 Fund -- Class IB.............     2.15%        44,516     0.974254           43,370
Hartford Global Advisers HLS
 Fund -- Class IB.............     2.15%        35,850     0.974254           34,927
Hartford Global Advisers HLS
 Fund -- Class IB.............     2.20%       297,047     0.973279          289,110
Hartford Global Advisers HLS
 Fund -- Class IB.............     2.25%       100,251     0.972306           97,474
Hartford Global Communications
 HLS Fund -- Class IA.........     0.25%         8,070     1.172539            9,462
Hartford Global Communications
 HLS Fund -- Class IA.........     0.80%         5,387     1.142859            6,157
Hartford Global Communications
 HLS Fund -- Class IA.........     1.00%        13,179     1.132194           14,921
Hartford Global Communications
 HLS Fund -- Class IA.........     1.15%       303,977     1.124320          341,766
Hartford Global Communications
 HLS Fund -- Class IA.........     1.25%     3,555,383     1.119052        3,978,658
Hartford Global Communications
 HLS Fund -- Class IA.........     1.40%        51,099     1.111256           56,784
Hartford Global Communications
 HLS Fund -- Class IA.........     1.45%       193,314     1.108680          214,324
Hartford Global Communications
 HLS Fund -- Class IA.........     1.50%       713,482     1.106118          789,195
Hartford Global Communications
 HLS Fund -- Class IA.........     1.60%       805,110     1.100947          886,383
Hartford Global Communications
 HLS Fund -- Class IA.........     1.65%       127,617     1.098359          140,169
Hartford Global Communications
 HLS Fund -- Class IA.........     1.75%        50,745     1.095325           55,583
Hartford Global Communications
 HLS Fund -- Class IA.........     1.80%       219,185     1.093474          239,673
Hartford Global Communications
 HLS Fund -- Class IA.........     1.95%        49,080     1.087864           53,392
Hartford Global Communications
 HLS Fund -- Class IB.........     1.40%        44,310     1.098141           48,658
Hartford Global Communications
 HLS Fund -- Class IB.........     1.45%       404,397     1.096684          443,496
Hartford Global Communications
 HLS Fund -- Class IB.........     1.60%         2,913     1.088986            3,172
Hartford Global Communications
 HLS Fund -- Class IB.........     1.65%         2,541     1.086492            2,761
Hartford Global Communications
 HLS Fund -- Class IB.........     1.75%       154,061     1.080288          166,431
Hartford Global Communications
 HLS Fund -- Class IB.........     1.80%       725,305     1.078868          782,508
Hartford Global Communications
 HLS Fund -- Class IB.........     1.90%         8,873     1.075883            9,546
Hartford Global Communications
 HLS Fund -- Class IB.........     1.95%        94,100     1.073377          101,005
Hartford Global Communications
 HLS Fund -- Class IB.........     2.05%        15,649     1.070108           16,746
Hartford Global Communications
 HLS Fund -- Class IB.........     2.10%        44,021     1.067463           46,991
Hartford Global Communications
 HLS Fund -- Class IB.........     2.15%        55,517     1.066066           59,185
Hartford Global Communications
 HLS Fund -- Class IB.........     2.20%         1,526     1.065003            1,625
Hartford Global Communications
 HLS Fund -- Class IB.........     2.25%        37,333     1.063925           39,720
Hartford Global Financial
 Services HLS Fund -- Class
 IA...........................     0.25%           640     1.243857              796
Hartford Global Financial
 Services HLS Fund -- Class
 IA...........................     0.80%         8,702     1.212343           10,550
Hartford Global Financial
 Services HLS Fund -- Class
 IA...........................     1.15%       228,442     1.192672          272,455

_____________________________________ SA-39 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Global Financial
 Services HLS Fund -- Class
 IA...........................     1.25%     3,471,905   $ 1.187132  $     4,121,609
Hartford Global Financial
 Services HLS Fund -- Class
 IA...........................     1.40%       175,898     1.178847          207,357
Hartford Global Financial
 Services HLS Fund -- Class
 IA...........................     1.45%       153,610     1.176084          180,658
Hartford Global Financial
 Services HLS Fund -- Class
 IA...........................     1.50%     1,269,456     1.173357        1,489,525
Hartford Global Financial
 Services HLS Fund -- Class
 IA...........................     1.60%     1,926,705     1.167897        2,250,193
Hartford Global Financial
 Services HLS Fund -- Class
 IA...........................     1.65%       273,421     1.165170          318,582
Hartford Global Financial
 Services HLS Fund -- Class
 IA...........................     1.75%        74,860     1.161940           86,982
Hartford Global Financial
 Services HLS Fund -- Class
 IA...........................     1.80%       202,335     1.159933          234,695
Hartford Global Financial
 Services HLS Fund -- Class
 IA...........................     1.85%         7,813     1.154356            9,019
Hartford Global Financial
 Services HLS Fund -- Class
 IA...........................     1.95%        87,085     1.154008          100,497
Hartford Global Financial
 Services HLS Fund -- Class
 IB...........................     1.40%        60,850     1.164823           70,879
Hartford Global Financial
 Services HLS Fund -- Class
 IB...........................     1.45%       718,070     1.163252          835,296
Hartford Global Financial
 Services HLS Fund -- Class
 IB...........................     1.60%        10,740     1.155181           12,406
Hartford Global Financial
 Services HLS Fund -- Class
 IB...........................     1.65%        45,063     1.152481           51,934
Hartford Global Financial
 Services HLS Fund -- Class
 IB...........................     1.75%       615,634     1.145956          705,490
Hartford Global Financial
 Services HLS Fund -- Class
 IB...........................     1.80%     1,276,824     1.144439        1,461,248
Hartford Global Financial
 Services HLS Fund -- Class
 IB...........................     1.90%        66,497     1.141249           75,889
Hartford Global Financial
 Services HLS Fund -- Class
 IB...........................     1.95%        80,869     1.138575           92,075
Hartford Global Financial
 Services HLS Fund -- Class
 IB...........................     2.00%         1,193     1.136629            1,356
Hartford Global Financial
 Services HLS Fund -- Class
 IB...........................     2.05%        10,817     1.135099           12,278
Hartford Global Financial
 Services HLS Fund -- Class
 IB...........................     2.10%        62,905     1.132345           71,230
Hartford Global Financial
 Services HLS Fund -- Class
 IB...........................     2.15%        60,996     1.130837           68,977
Hartford Global Financial
 Services HLS Fund -- Class
 IB...........................     2.20%        17,928     1.129695           20,253
Hartford Global Financial
 Services HLS Fund -- Class
 IB...........................     2.25%        46,115     1.128570           52,044
Hartford Global Health HLS
 Fund -- Class IA.............     0.25%        51,929     2.076823          107,847
Hartford Global Health HLS
 Fund -- Class IA.............     0.80%        22,286     2.013151           44,865
Hartford Global Health HLS
 Fund -- Class IA.............     1.00%        27,722     1.990458           55,179
Hartford Global Health HLS
 Fund -- Class IA.............     1.00%       103,463     1.990458          205,940
Hartford Global Health HLS
 Fund -- Class IA.............     1.15%     2,048,643     1.976541        4,049,227
Hartford Global Health HLS
 Fund -- Class IA.............     1.25%    31,253,811     1.962470       61,334,666
Hartford Global Health HLS
 Fund -- Class IA.............     1.40%     1,877,150     1.945869        3,652,689
Hartford Global Health HLS
 Fund -- Class IA.............     1.45%     1,373,441     1.943253        2,668,944
Hartford Global Health HLS
 Fund -- Class IA.............     1.50%     5,932,318     1.934865       11,478,235
Hartford Global Health HLS
 Fund -- Class IA.............     1.60%     6,348,881     1.926802       12,233,037
Hartford Global Health HLS
 Fund -- Class IA.............     1.65%     1,673,484     1.918493        3,210,568
Hartford Global Health HLS
 Fund -- Class IA.............     1.75%       286,102     1.916946          548,442
Hartford Global Health HLS
 Fund -- Class IA.............     1.80%       963,294     1.913668        1,843,425
Hartford Global Health HLS
 Fund -- Class IA.............     1.85%        21,632     1.899715           41,095
Hartford Global Health HLS
 Fund -- Class IA.............     1.90%         9,061     1.897820           17,197
Hartford Global Health HLS
 Fund -- Class IA.............     1.95%       541,483     1.903880        1,030,919
Hartford Global Health HLS
 Fund -- Class IA.............     2.10%        18,034     1.884871           33,992
Hartford Global Health HLS
 Fund -- Class IA.............     2.35%         6,788     1.871467           12,703
Hartford Global Health HLS
 Fund -- Class IB.............     1.40%       120,393     1.918396          230,961
Hartford Global Health HLS
 Fund -- Class IB.............     1.45%     2,115,748     1.915836        4,053,426
Hartford Global Health HLS
 Fund -- Class IB.............     1.45%       615,094     1.915836        1,178,420
Hartford Global Health HLS
 Fund -- Class IB.............     1.60%       385,990     1.899598          733,226
Hartford Global Health HLS
 Fund -- Class IB.............     1.60%        16,233     1.899598           30,837
Hartford Global Health HLS
 Fund -- Class IB.............     1.65%       236,269     1.897065          448,218

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-40 ____________________________________

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Global Health HLS
 Fund -- Class IB.............     1.65%         4,506   $ 1.897065  $         8,548
Hartford Global Health HLS
 Fund -- Class IB.............     1.70%        17,792     1.894542           33,708
Hartford Global Health HLS
 Fund -- Class IB.............     1.75%     1,258,007     1.883510        2,369,469
Hartford Global Health HLS
 Fund -- Class IB.............     1.75%        63,647     1.883510          119,880
Hartford Global Health HLS
 Fund -- Class IB.............     1.80%     2,089,351     1.881008        3,930,086
Hartford Global Health HLS
 Fund -- Class IB.............     1.80%     1,151,198     1.881008        2,165,413
Hartford Global Health HLS
 Fund -- Class IB.............     1.90%       228,886     1.876710          429,553
Hartford Global Health HLS
 Fund -- Class IB.............     1.95%        20,640     1.871370           38,625
Hartford Global Health HLS
 Fund -- Class IB.............     1.95%       363,199     1.871370          679,679
Hartford Global Health HLS
 Fund -- Class IB.............     2.00%        27,641     1.868187           51,638
Hartford Global Health HLS
 Fund -- Class IB.............     2.05%        45,575     1.865703           85,029
Hartford Global Health HLS
 Fund -- Class IB.............     2.10%       243,451     1.861100          453,086
Hartford Global Health HLS
 Fund -- Class IB.............     2.15%       116,517     1.858605          216,560
Hartford Global Health HLS
 Fund -- Class IB.............     2.15%        44,761     1.858605           83,193
Hartford Global Health HLS
 Fund -- Class IB.............     2.20%        22,468     1.856754           41,717
Hartford Global Health HLS
 Fund -- Class IB.............     2.25%        69,982     1.854903          129,810
Hartford Global Leaders HLS
 Fund -- Class IA.............     0.25%        52,068     2.014473          104,891
Hartford Global Leaders HLS
 Fund -- Class IA.............     0.80%        14,156     1.275745           18,060
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.00%       147,791     1.907962          281,979
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.00%        11,644     1.907962           22,217
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.00%        44,482     1.263250           56,192
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.10%        22,809     1.253226           28,585
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.15%    10,240,758     1.251555       12,816,872
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.25%    63,799,514     1.873797      119,547,338
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.30%        30,436     1.245161           37,898
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.35%     1,086,018     1.243040        1,349,964
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.40%     2,540,275     1.855153        4,712,598
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.45%     3,415,955     1.855434        6,338,078
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.50%     7,830,939     1.840082       14,409,569
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.60%     7,288,466     1.836968       13,388,678
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.65%    16,572,238     1.822920       30,209,863
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.70%         4,276     1.822043            7,790
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.75%       782,767     1.827584        1,430,572
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.80%     1,118,677     1.824465        2,040,987
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.85%        54,989     1.805045           99,258
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.90%        12,170    10.335847          125,785
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.95%     1,884,522     1.815139        3,420,669
Hartford Global Leaders HLS
 Fund -- Class IA.............     2.00%        19,284     1.795826           34,631
Hartford Global Leaders HLS
 Fund -- Class IA.............     2.10%         8,858     1.790991           15,864
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.40%     2,126,934     0.842174        1,791,249
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.45%    10,286,611     0.841055        8,651,606
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.45%     2,768,702     0.841055        2,328,631
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.60%     1,976,836     0.833698        1,648,084
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.60%       628,854     0.833698          524,274
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.65%     1,030,471     0.832788          858,164
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.65%        62,808     0.832788           52,306
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.70%       382,800     0.831683          318,368
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.75%     2,984,494     0.826656        2,467,150

_____________________________________ SA-41 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.75%       592,450   $ 0.826656  $       489,753
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.80%     9,732,205     0.825548        8,034,402
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.80%     3,333,337     0.825548        2,751,830
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.90%     4,421,344     1.788716        7,908,529
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.95%       204,645     0.821330          168,081
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.95%     9,423,829     0.821330        7,740,074
Hartford Global Leaders HLS
 Fund -- Class IB.............     2.00%       341,082     0.819928          279,662
Hartford Global Leaders HLS
 Fund -- Class IB.............     2.00%       148,725     0.819928          121,944
Hartford Global Leaders HLS
 Fund -- Class IB.............     2.05%       396,268     0.818848          324,484
Hartford Global Leaders HLS
 Fund -- Class IB.............     2.10%       634,753     0.816834          518,488
Hartford Global Leaders HLS
 Fund -- Class IB.............     2.10%       148,179     0.816834          121,037
Hartford Global Leaders HLS
 Fund -- Class IB.............     2.15%       314,985     0.815724          256,940
Hartford Global Leaders HLS
 Fund -- Class IB.............     2.15%        39,612     0.815724           32,312
Hartford Global Leaders HLS
 Fund -- Class IB.............     2.20%     1,185,508     0.814916          966,089
Hartford Global Leaders HLS
 Fund -- Class IB.............     2.25%     1,742,219     0.814098        1,418,337
Hartford Global Technology HLS
 Fund -- Class IA.............     0.80%        11,809     0.516172            6,095
Hartford Global Technology HLS
 Fund -- Class IA.............     1.00%         6,581     0.510343            3,359
Hartford Global Technology HLS
 Fund -- Class IA.............     1.00%        92,090     0.510343           46,997
Hartford Global Technology HLS
 Fund -- Class IA.............     1.15%     1,412,317     0.506786          715,743
Hartford Global Technology HLS
 Fund -- Class IA.............     1.25%    35,274,518     0.503177       17,749,324
Hartford Global Technology HLS
 Fund -- Class IA.............     1.40%     2,094,759     0.498913        1,045,103
Hartford Global Technology HLS
 Fund -- Class IA.............     1.45%     1,269,774     0.498218          632,624
Hartford Global Technology HLS
 Fund -- Class IA.............     1.50%     4,190,336     0.496082        2,078,750
Hartford Global Technology HLS
 Fund -- Class IA.............     1.60%     7,041,094     0.493997        3,478,279
Hartford Global Technology HLS
 Fund -- Class IA.............     1.65%       685,018     0.491862          336,934
Hartford Global Technology HLS
 Fund -- Class IA.............     1.70%        10,865     0.491203            5,337
Hartford Global Technology HLS
 Fund -- Class IA.............     1.75%       110,357     0.491473           54,237
Hartford Global Technology HLS
 Fund -- Class IA.............     1.80%     1,158,059     0.490629          568,178
Hartford Global Technology HLS
 Fund -- Class IA.............     1.85%        61,255     0.487044           29,834
Hartford Global Technology HLS
 Fund -- Class IA.............     1.90%         7,596     0.486561            3,696
Hartford Global Technology HLS
 Fund -- Class IA.............     1.95%       250,263     0.488149          122,166
Hartford Global Technology HLS
 Fund -- Class IA.............     2.10%        28,643     0.483261           13,842
Hartford Global Technology HLS
 Fund -- Class IB.............     1.40%       151,678     0.492113           74,643
Hartford Global Technology HLS
 Fund -- Class IB.............     1.45%     3,455,428     0.491466        1,698,226
Hartford Global Technology HLS
 Fund -- Class IB.............     1.45%       463,694     0.491466          227,890
Hartford Global Technology HLS
 Fund -- Class IB.............     1.60%       590,652     0.487293          287,820
Hartford Global Technology HLS
 Fund -- Class IB.............     1.65%       211,870     0.486649          103,106
Hartford Global Technology HLS
 Fund -- Class IB.............     1.65%         7,360     0.486649            3,582
Hartford Global Technology HLS
 Fund -- Class IB.............     1.70%        24,763     0.485999           12,035
Hartford Global Technology HLS
 Fund -- Class IB.............     1.75%     1,014,764     0.483176          490,310
Hartford Global Technology HLS
 Fund -- Class IB.............     1.75%        39,708     0.483176           19,186
Hartford Global Technology HLS
 Fund -- Class IB.............     1.80%     3,298,096     0.482512        1,591,371
Hartford Global Technology HLS
 Fund -- Class IB.............     1.80%     1,154,587     0.482512          557,102
Hartford Global Technology HLS
 Fund -- Class IB.............     1.90%       366,017     0.481403          176,202
Hartford Global Technology HLS
 Fund -- Class IB.............     1.95%       700,824     0.480041          336,424
Hartford Global Technology HLS
 Fund -- Class IB.............     2.00%         5,386     0.479210            2,581
Hartford Global Technology HLS
 Fund -- Class IB.............     2.05%        61,732     0.478569           29,543
Hartford Global Technology HLS
 Fund -- Class IB.............     2.10%       125,405     0.477403           59,869

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-42 ____________________________________

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Global Technology HLS
 Fund -- Class IB.............     2.15%       274,153   $ 0.476762  $       130,706
Hartford Global Technology HLS
 Fund -- Class IB.............     2.15%       121,870     0.476762           58,103
Hartford Global Technology HLS
 Fund -- Class IB.............     2.20%        42,149     0.476302           20,076
Hartford Global Technology HLS
 Fund -- Class IB.............     2.25%       105,751     0.475805           50,317
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     0.25%        19,888     1.385101           27,547
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     0.80%        52,838     1.074914           56,796
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.00%        31,460     1.308510           41,166
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.00%       335,463     1.308510          438,956
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.15%    13,663,959     1.054512       14,408,809
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.25%    66,846,196     1.283934       85,826,108
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.30%         4,174     1.049145            4,379
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.35%     2,880,977     1.047331        3,017,336
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.40%     3,277,147     1.271160        4,165,778
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.45%     3,710,185     1.271369        4,717,014
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.50%    15,355,106     1.163937       17,872,376
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.60%    11,567,161     1.258710       14,559,701
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.65%    37,203,865     1.153106       42,900,000
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.70%       100,410     1.152555          115,728
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.75%     1,051,760     1.252278        1,317,096
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.80%     1,841,704     1.250140        2,302,388
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.85%       225,521     1.141776          257,494
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.90%         6,061    10.758210           65,203
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.95%     3,501,672     1.243761        4,355,243
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     2.00%       265,371     1.135953          301,449
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     2.10%        33,308     1.132895           37,734
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     2.15%         4,728     1.129742            5,341
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     2.30%        38,618     1.125954           43,482
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     2.35%        23,390     1.124839           26,310
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.40%     1,612,820     0.914786        1,475,385
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.45%    11,702,806     0.913592       10,691,590
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.45%     2,206,811     0.913592        2,016,125
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.60%       560,267     0.905643          507,402
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.60%       172,137     0.905643          155,894
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.65%     1,167,443     0.904621        1,056,093
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.65%        25,871     0.904621           23,403
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.70%       213,964     0.903414          193,298
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.75%     3,702,515     0.897968        3,324,740
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.75%       842,531     0.897968          756,566
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.80%    12,034,038     0.896766       10,791,716
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.80%     5,236,397     0.896766        4,695,823
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.90%     4,881,599     1.225316        5,981,501
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.95%        58,991     0.892178           52,631
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.95%    12,321,716     0.892178       10,993,164
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     2.00%       119,465     0.890643          106,400
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     2.00%       175,919     0.890643          156,681
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     2.05%       455,289     0.889463          404,962
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     2.10%       675,616     0.887286          599,464
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     2.10%         7,005     0.887286            6,215

_____________________________________ SA-43 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     2.15%       231,177   $ 0.886094  $       204,844
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     2.15%       121,314     0.886094          107,496
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     2.20%       928,192     0.885215          821,650
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     2.25%     2,236,178     0.884329        1,977,517
Hartford Growth HLS Fund --
 Class IA.....................     0.25%         2,131     1.341373            2,859
Hartford Growth HLS Fund --
 Class IA.....................     0.80%       122,226     1.314555          160,673
Hartford Growth HLS Fund --
 Class IA.....................     1.00%        10,346     1.304944           13,501
Hartford Growth HLS Fund --
 Class IA.....................     1.00%        26,942     1.304944           35,158
Hartford Growth HLS Fund --
 Class IA.....................     1.15%     4,985,894     1.297765        6,470,517
Hartford Growth HLS Fund --
 Class IA.....................     1.25%    28,695,063     1.293037       37,103,779
Hartford Growth HLS Fund --
 Class IA.....................     1.30%        82,612     1.291144          106,664
Hartford Growth HLS Fund --
 Class IA.....................     1.35%       528,329     1.288948          680,988
Hartford Growth HLS Fund --
 Class IA.....................     1.40%       739,521     1.285935          950,976
Hartford Growth HLS Fund --
 Class IA.....................     1.45%     1,169,928     1.283575        1,501,690
Hartford Growth HLS Fund --
 Class IA.....................     1.50%     9,854,779     1.281189       12,625,835
Hartford Growth HLS Fund --
 Class IA.....................     1.60%    12,138,253     1.276512       15,494,626
Hartford Growth HLS Fund --
 Class IA.....................     1.65%    12,699,971     1.274184       16,182,100
Hartford Growth HLS Fund --
 Class IA.....................     1.70%        47,034     1.271849           59,820
Hartford Growth HLS Fund --
 Class IA.....................     1.75%       680,020     1.269987          863,617
Hartford Growth HLS Fund --
 Class IA.....................     1.80%     1,097,046     1.267835        1,390,873
Hartford Growth HLS Fund --
 Class IA.....................     1.85%       392,210     1.264874          496,097
Hartford Growth HLS Fund --
 Class IA.....................     1.90%         2,868     1.263599            3,625
Hartford Growth HLS Fund --
 Class IA.....................     1.95%     1,604,711     1.261337        2,024,082
Hartford Growth HLS Fund --
 Class IA.....................     2.00%       167,733     1.258395          211,074
Hartford Growth HLS Fund --
 Class IA.....................     2.15%         3,282     1.251490            4,107
Hartford Growth HLS Fund --
 Class IA.....................     2.30%        36,245     1.247314           45,209
Hartford Growth HLS Fund --
 Class IB.....................     1.40%       627,205     1.273711          798,879
Hartford Growth HLS Fund --
 Class IB.....................     1.45%     3,109,327     1.272021        3,955,130
Hartford Growth HLS Fund --
 Class IB.....................     1.60%       119,596     1.265018          151,291
Hartford Growth HLS Fund --
 Class IB.....................     1.65%       147,443     1.262680          186,173
Hartford Growth HLS Fund --
 Class IB.....................     1.70%        61,326     1.260995           77,331
Hartford Growth HLS Fund --
 Class IB.....................     1.75%     4,020,793     1.257442        5,055,914
Hartford Growth HLS Fund --
 Class IB.....................     1.80%     9,995,735     1.255788       12,552,524
Hartford Growth HLS Fund --
 Class IB.....................     1.90%     3,487,299     1.251630        4,364,808
Hartford Growth HLS Fund --
 Class IB.....................     1.95%     2,062,200     1.249353        2,576,415
Hartford Growth HLS Fund --
 Class IB.....................     2.00%        18,340     1.247204           22,874
Hartford Growth HLS Fund --
 Class IB.....................     2.05%       292,059     1.245537          363,771
Hartford Growth HLS Fund --
 Class IB.....................     2.10%       210,448     1.242490          261,480
Hartford Growth HLS Fund --
 Class IB.....................     2.15%       858,024     1.240820        1,064,653
Hartford Growth HLS Fund --
 Class IB.....................     2.20%       302,825     1.239577          375,375
Hartford Growth HLS Fund --
 Class IB.....................     2.25%       150,191     1.238337          185,987
Hartford Growth HLS Fund --
 Class IB.....................     2.30%        23,582     1.237093           29,173
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     0.25%           472     1.504461              711
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     0.80%        35,887     1.474378           52,911
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.00%         6,098     1.463633            8,925
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.00%       256,868     1.463633          375,961
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.15%     9,144,446     1.455585       13,310,518
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.25%    48,044,616     1.450274       69,677,857

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-44 ____________________________________

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.30%           395   $ 1.448145  $           571
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.35%       937,562     1.445688        1,355,422
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.40%       695,559     1.442286        1,003,195
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.45%     1,958,969     1.439641        2,820,212
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.50%     9,547,145     1.436994       13,719,190
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.60%     8,244,289     1.431730       11,803,596
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.65%    15,420,500     1.429111       22,037,606
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.75%       772,391     1.424428        1,100,216
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.80%     1,759,999     1.421973        2,502,671
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.85%       188,537     1.418683          267,474
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.90%        10,814    14.610626          158,003
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.95%     2,446,750     1.414730        3,461,490
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     2.00%       125,603     1.411429          177,280
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     2.15%         7,479     1.403685           10,498
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     2.30%        33,845     1.399032           47,350
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     1.40%       455,648     1.428548          650,915
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     1.45%     3,388,552     1.426644        4,834,257
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     1.60%       532,831     1.418825          755,993
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     1.65%       316,725     1.416217          448,552
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     1.70%       230,880     1.414307          326,536
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     1.75%     1,749,526     1.410295        2,467,348
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     1.80%     7,330,053     1.408446       10,323,984
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     1.90%     2,045,873     1.403790        2,871,976
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     1.95%     4,541,422     1.401221        6,363,536
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     2.00%       263,291     1.398822          368,298
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     2.05%       166,917     1.396970          233,179
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     2.10%       306,585     1.393540          427,239
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     2.15%       233,002     1.391666          324,261
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     2.20%       275,752     1.390289          383,375
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     2.25%       666,954     1.388896          926,330
Hartford High Yield HLS Fund
 -- Class IA..................     0.25%        36,005     1.393324           50,167
Hartford High Yield HLS Fund
 -- Class IA..................     0.80%       120,260     1.269021          152,612
Hartford High Yield HLS Fund
 -- Class IA..................     1.00%       161,273     1.319548          212,808
Hartford High Yield HLS Fund
 -- Class IA..................     1.00%         4,812     1.319548            6,349
Hartford High Yield HLS Fund
 -- Class IA..................     1.15%     6,921,884     1.244947        8,617,379
Hartford High Yield HLS Fund
 -- Class IA..................     1.25%    50,861,884     1.295861       65,909,930
Hartford High Yield HLS Fund
 -- Class IA..................     1.30%        29,550     1.238584           36,600
Hartford High Yield HLS Fund
 -- Class IA..................     1.35%       323,249     1.236450          399,681
Hartford High Yield HLS Fund
 -- Class IA..................     1.40%     3,919,626     1.282975        5,028,782
Hartford High Yield HLS Fund
 -- Class IA..................     1.45%     2,676,572     1.283170        3,434,497
Hartford High Yield HLS Fund
 -- Class IA..................     1.50%    16,644,817     1.272609       21,182,344
Hartford High Yield HLS Fund
 -- Class IA..................     1.60%    18,138,920     1.270425       23,044,137
Hartford High Yield HLS Fund
 -- Class IA..................     1.65%    11,060,799     1.260723       13,944,604
Hartford High Yield HLS Fund
 -- Class IA..................     1.70%        59,042     1.260131           74,400
Hartford High Yield HLS Fund
 -- Class IA..................     1.75%     1,208,485     1.263922        1,527,431
Hartford High Yield HLS Fund
 -- Class IA..................     1.80%     2,859,934     1.261772        3,608,584
Hartford High Yield HLS Fund
 -- Class IA..................     1.85%       377,534     1.248395          471,311
Hartford High Yield HLS Fund
 -- Class IA..................     1.90%            75    10.850965              818

_____________________________________ SA-45 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford High Yield HLS Fund
 -- Class IA..................     1.95%     1,214,353   $ 1.255316  $     1,524,397
Hartford High Yield HLS Fund
 -- Class IA..................     2.00%        96,218     1.242012          119,504
Hartford High Yield HLS Fund
 -- Class IA..................     2.15%        24,727     1.235194           30,543
Hartford High Yield HLS Fund
 -- Class IA..................     2.20%         3,790     1.233535            4,675
Hartford High Yield HLS Fund
 -- Class IA..................     2.30%        34,707     1.231061           42,727
Hartford High Yield HLS Fund
 -- Class IB..................     1.40%     1,255,834     1.198201        1,504,741
Hartford High Yield HLS Fund
 -- Class IB..................     1.45%     7,339,206     1.196592        8,782,035
Hartford High Yield HLS Fund
 -- Class IB..................     1.45%     2,143,663     1.196592        2,565,090
Hartford High Yield HLS Fund
 -- Class IB..................     1.60%       615,134     1.186197          729,670
Hartford High Yield HLS Fund
 -- Class IB..................     1.60%       280,388     1.186197          332,596
Hartford High Yield HLS Fund
 -- Class IB..................     1.65%       412,406     1.184867          488,647
Hartford High Yield HLS Fund
 -- Class IB..................     1.65%        26,445     1.184867           31,334
Hartford High Yield HLS Fund
 -- Class IB..................     1.70%       629,393     1.183281          744,748
Hartford High Yield HLS Fund
 -- Class IB..................     1.75%     6,196,918     1.176157        7,288,549
Hartford High Yield HLS Fund
 -- Class IB..................     1.75%       239,031     1.176157          281,139
Hartford High Yield HLS Fund
 -- Class IB..................     1.80%    11,362,696     1.174582       13,346,418
Hartford High Yield HLS Fund
 -- Class IB..................     1.80%     6,753,425     1.174582        7,932,451
Hartford High Yield HLS Fund
 -- Class IB..................     1.90%     4,074,683     1.236741        5,039,328
Hartford High Yield HLS Fund
 -- Class IB..................     1.95%       167,267     1.168557          195,461
Hartford High Yield HLS Fund
 -- Class IB..................     1.95%     3,216,872     1.168557        3,759,099
Hartford High Yield HLS Fund
 -- Class IB..................     2.00%       230,622     1.166571          269,037
Hartford High Yield HLS Fund
 -- Class IB..................     2.00%        10,719     1.166571           12,504
Hartford High Yield HLS Fund
 -- Class IB..................     2.05%       240,013     1.165020          279,620
Hartford High Yield HLS Fund
 -- Class IB..................     2.10%       618,160     1.162153          718,396
Hartford High Yield HLS Fund
 -- Class IB..................     2.15%       238,845     1.160598          277,203
Hartford High Yield HLS Fund
 -- Class IB..................     2.15%       204,568     1.160598          237,421
Hartford High Yield HLS Fund
 -- Class IB..................     2.20%       484,131     1.159442          561,322
Hartford High Yield HLS Fund
 -- Class IB..................     2.25%       565,530     1.158281          655,043
Hartford High Yield HLS Fund
 -- Class IB..................     2.30%         8,395     1.157127            9,715
Hartford Index HLS Fund --
 Class IA.....................     0.15%       457,306     5.726045        2,618,553
Hartford Index HLS Fund --
 Class IA.....................     0.25%       128,714     3.318399          427,123
Hartford Index HLS Fund --
 Class IA.....................     0.70%       302,497     4.966826        1,502,452
Hartford Index HLS Fund --
 Class IA.....................     0.80%        21,696     0.992510           21,534
Hartford Index HLS Fund --
 Class IA.....................     0.85%       691,463     1.823798        1,261,089
Hartford Index HLS Fund --
 Class IA.....................     1.00%       484,423     1.907621          924,094
Hartford Index HLS Fund --
 Class IA.....................     1.00%       116,927     1.907621          223,052
Hartford Index HLS Fund --
 Class IA.....................     1.15%     9,567,319     0.973664        9,315,354
Hartford Index HLS Fund --
 Class IA.....................     1.25%     4,371,480     4.921917       21,516,063
Hartford Index HLS Fund --
 Class IA.....................     1.25%    73,160,887     4.732504      346,234,189
Hartford Index HLS Fund --
 Class IA.....................     1.25%       601,058     4.880672        2,933,568
Hartford Index HLS Fund --
 Class IA.....................     1.30%        17,359     0.968691           16,816
Hartford Index HLS Fund --
 Class IA.....................     1.35%       299,850     0.967048          289,969
Hartford Index HLS Fund --
 Class IA.....................     1.40%     1,798,135     4.685430        8,425,034
Hartford Index HLS Fund --
 Class IA.....................     1.45%     1,481,323     4.686138        6,941,682
Hartford Index HLS Fund --
 Class IA.....................     1.50%    20,568,094     1.031206       21,209,942
Hartford Index HLS Fund --
 Class IA.....................     1.60%     5,323,042     4.639530       24,696,413
Hartford Index HLS Fund --
 Class IA.....................     1.65%     9,506,119     1.021599        9,711,442
Hartford Index HLS Fund --
 Class IA.....................     1.70%         5,118     1.021111            5,227

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-46 ____________________________________

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Index HLS Fund --
 Class IA.....................     1.75%       216,316   $ 4.615804  $       998,474
Hartford Index HLS Fund --
 Class IA.....................     1.80%       562,480     4.607917        2,591,862
Hartford Index HLS Fund --
 Class IA.....................     1.85%     1,278,146     1.011600        1,292,972
Hartford Index HLS Fund --
 Class IA.....................     1.90%        48,602     1.010595           49,117
Hartford Index HLS Fund --
 Class IA.....................     1.95%       284,433     4.584351        1,303,941
Hartford Index HLS Fund --
 Class IA.....................     2.00%       126,720     1.006434          127,535
Hartford Index HLS Fund --
 Class IA.....................     2.10%        17,250     1.003699           17,314
Hartford Index HLS Fund --
 Class IA.....................     2.15%        76,634     1.000893           76,703
Hartford Index HLS Fund --
 Class IA.....................     2.30%        33,133     0.997555           33,052
Hartford Index HLS Fund --
 Class IB.....................     1.40%     1,165,448     0.871370        1,015,537
Hartford Index HLS Fund --
 Class IB.....................     1.45%    12,775,919     0.870204       11,117,656
Hartford Index HLS Fund --
 Class IB.....................     1.45%     2,995,848     0.870204        2,606,999
Hartford Index HLS Fund --
 Class IB.....................     1.60%     1,054,024     0.862646          909,249
Hartford Index HLS Fund --
 Class IB.....................     1.60%       381,630     0.862646          329,212
Hartford Index HLS Fund --
 Class IB.....................     1.65%       856,891     0.861679          738,365
Hartford Index HLS Fund --
 Class IB.....................     1.65%       155,677     0.861679          134,144
Hartford Index HLS Fund --
 Class IB.....................     1.70%        99,070     0.860519           85,251
Hartford Index HLS Fund --
 Class IB.....................     1.75%     3,461,943     0.855328        2,961,096
Hartford Index HLS Fund --
 Class IB.....................     1.75%       169,396     0.855328          144,890
Hartford Index HLS Fund --
 Class IB.....................     1.80%    11,071,524     0.854180        9,457,074
Hartford Index HLS Fund --
 Class IB.....................     1.80%     7,269,175     0.854180        6,209,184
Hartford Index HLS Fund --
 Class IB.....................     1.90%       645,792     4.517473        2,917,347
Hartford Index HLS Fund --
 Class IB.....................     1.95%       364,971     0.849812          310,157
Hartford Index HLS Fund --
 Class IB.....................     1.95%     2,675,527     0.849812        2,273,695
Hartford Index HLS Fund --
 Class IB.....................     2.00%        72,570     0.848393           61,568
Hartford Index HLS Fund --
 Class IB.....................     2.00%        31,761     0.848393           26,945
Hartford Index HLS Fund --
 Class IB.....................     2.05%       413,030     0.847222          349,928
Hartford Index HLS Fund --
 Class IB.....................     2.10%       752,351     0.845168          635,863
Hartford Index HLS Fund --
 Class IB.....................     2.15%        88,573     0.844039           74,759
Hartford Index HLS Fund --
 Class IB.....................     2.15%       242,912     0.844039          205,027
Hartford Index HLS Fund --
 Class IB.....................     2.20%       169,968     0.843191          143,315
Hartford Index HLS Fund --
 Class IB.....................     2.25%       477,252     0.842334          402,005
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     0.25%       455,872     1.409696          642,641
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     0.80%        39,645     1.373957           54,471
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.00%        59,805     1.361187           81,407
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.00%       170,111     1.361187          231,553
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.15%     7,852,977     1.351706       10,614,916
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.25%    40,715,460     1.345402       54,778,662
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.30%        64,954     1.344808           87,350
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.35%     1,679,087     1.342521        2,254,209
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.40%     1,349,550     1.336022        1,803,028
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.45%     2,391,321     1.332908        3,187,411
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.50%     7,301,661     1.329803        9,709,771
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.60%     8,745,262     1.323600       11,575,229
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.65%    17,530,916     1.320506       23,149,680
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.75%       961,989     1.316824        1,266,770
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.80%     1,508,406     1.314571        1,982,906
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.85%        44,007     1.308254           57,572

_____________________________________ SA-47 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.90%        23,058   $ 1.306960  $        30,136
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.95%     1,894,064     1.307881        2,477,211
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     2.10%         1,234     1.298056            1,602
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     1.40%       883,653     1.320193        1,166,592
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     1.45%     5,040,935     1.318449        6,646,216
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     1.60%       266,319     1.309249          348,678
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     1.65%       467,143     1.306184          610,175
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     1.70%       160,107     1.304447          208,851
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     1.75%     3,007,970     1.298791        3,906,725
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     1.80%     9,208,476     1.297040       11,943,762
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     1.90%     3,315,258     1.293488        4,288,246
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     1.95%     3,753,306     1.290413        4,843,314
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     2.00%       379,889     1.288209          489,377
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     2.05%       166,249     1.286494          213,878
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     2.10%       359,492     1.283348          461,353
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     2.15%       210,371     1.281636          269,619
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     2.20%       447,990     1.280345          573,582
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     2.25%     1,001,922     1.279075        1,281,533
Hartford International Small
 Company HLS Fund -- Class
 IA...........................     0.25%       562,002     1.880250        1,056,705
Hartford International Small
 Company HLS Fund -- Class
 IA...........................     0.80%        12,281     1.832652           22,507
Hartford International Small
 Company HLS Fund -- Class
 IA...........................     1.00%         5,092     1.815589            9,246
Hartford International Small
 Company HLS Fund -- Class
 IA...........................     1.00%       237,613     1.815589          431,408
Hartford International Small
 Company HLS Fund -- Class
 IA...........................     1.00%         1,042     1.815589            1,893
Hartford International Small
 Company HLS Fund -- Class
 IA...........................     1.15%     2,548,949     1.802954        4,595,637
Hartford International Small
 Company HLS Fund -- Class
 IA...........................     1.25%    24,780,181     1.794538       44,468,976
Hartford International Small
 Company HLS Fund -- Class
 IA...........................     1.35%        82,300     1.790688          147,373
Hartford International Small
 Company HLS Fund -- Class
 IA...........................     1.40%       401,681     1.782043          715,813
Hartford International Small
 Company HLS Fund -- Class
 IA...........................     1.45%       733,697     1.777886        1,304,430
Hartford International Small
 Company HLS Fund -- Class
 IA...........................     1.50%     2,465,710     1.773728        4,373,498
Hartford International Small
 Company HLS Fund -- Class
 IA...........................     1.60%     2,481,617     1.765486        4,381,260
Hartford International Small
 Company HLS Fund -- Class
 IA...........................     1.65%     2,735,751     1.761356        4,818,632
Hartford International Small
 Company HLS Fund -- Class
 IA...........................     1.75%       260,830     1.756472          458,141
Hartford International Small
 Company HLS Fund -- Class
 IA...........................     1.80%       368,388     1.753485          645,963
Hartford International Small
 Company HLS Fund -- Class
 IA...........................     1.85%         6,791     1.745011           11,850
Hartford International Small
 Company HLS Fund -- Class
 IA...........................     1.90%        30,436     1.743284           53,058
Hartford International Small
 Company HLS Fund -- Class
 IA...........................     1.95%       242,342     1.744507          422,768
Hartford International Small
 Company HLS Fund -- Class
 IB...........................     1.40%       190,020     1.760934          334,613
Hartford International Small
 Company HLS Fund -- Class
 IB...........................     1.45%     1,590,932     1.758579        2,797,779
Hartford International Small
 Company HLS Fund -- Class
 IB...........................     1.60%        95,271     1.746306          166,372
Hartford International Small
 Company HLS Fund -- Class
 IB...........................     1.65%       128,078     1.742246          223,144
Hartford International Small
 Company HLS Fund -- Class
 IB...........................     1.70%       130,034     1.739911          226,248
Hartford International Small
 Company HLS Fund -- Class
 IB...........................     1.75%       802,821     1.732446        1,390,845
Hartford International Small
 Company HLS Fund -- Class
 IB...........................     1.80%     3,139,385     1.730137        5,431,567
Hartford International Small
 Company HLS Fund -- Class
 IB...........................     1.90%       487,193     1.725314          840,560
Hartford International Small
 Company HLS Fund -- Class
 IB...........................     1.95%       971,959     1.721267        1,673,000
Hartford International Small
 Company HLS Fund -- Class
 IB...........................     2.00%        55,097     1.718331           94,675
Hartford International Small
 Company HLS Fund -- Class
 IB...........................     2.05%        65,829     1.716045          112,965
Hartford International Small
 Company HLS Fund -- Class
 IB...........................     2.10%       163,952     1.711823          280,657

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-48 ____________________________________

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford International Small
 Company HLS Fund -- Class
 IB...........................     2.15%        58,197   $ 1.709534  $        99,490
Hartford International Small
 Company HLS Fund -- Class
 IB...........................     2.20%        40,849     1.707841           69,763
Hartford International Small
 Company HLS Fund -- Class
 IB...........................     2.25%        94,879     1.706129          161,876
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     0.15%       623,077     2.484405        1,547,975
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     0.25%       557,029     2.565226        1,428,905
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     0.70%       237,914     2.184410          519,701
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     0.80%        36,011     1.139455           41,033
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     0.85%       109,592     2.188355          239,826
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.00%        78,076     2.177951          170,046
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.00%       514,853     2.176787        1,120,726
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.10%         4,297     1.119347            4,809
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.15%    14,365,099     1.117841       16,057,896
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.25%   110,923,225     2.094602      232,340,010
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.25%     3,062,557     2.095418        6,417,337
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.25%       589,210     2.095418        1,234,642
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.30%        23,565     1.112132           26,207
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.35%     2,186,448     1.110244        2,427,491
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.40%     2,481,951     2.073757        5,146,963
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.45%     2,248,926     2.074079        4,664,451
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.50%    12,403,480     1.159180       14,377,866
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.60%     5,609,716     2.053440       11,519,216
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.65%    36,729,303     1.148348       42,178,021
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.70%        23,426     1.147845           26,890
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.75%       572,809     2.042962        1,170,228
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.80%       862,287     2.039488        1,758,624
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.85%       106,915     1.137169          121,580
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.90%       106,066     1.136035          120,495
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.95%     2,219,410     2.029046        4,503,285
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     2.00%         2,892     1.131318            3,272
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     2.10%        25,833     1.128280           29,147
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.25%     5,511,556     1.231284        6,786,291
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.35%       202,620     1.220700          247,338
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.40%     2,803,402     1.219069        3,417,541
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.45%     8,064,913     0.873230        7,042,524
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.45%     2,487,946     0.873230        2,172,549
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.55%        66,437     1.212371           80,546
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.60%       639,298     0.865641          553,403
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.60%       887,552     0.865641          768,301
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.65%     1,124,972     0.864701          972,765
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.65%        39,845     0.864701           34,454
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.70%     1,184,063     0.863541        1,022,487
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.75%     4,311,016     0.860889        3,711,306
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.75%       778,773     0.858322          668,438
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.80%     8,660,746     0.857165        7,423,688
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.80%     3,595,691     0.857165        3,082,101
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.85%       438,198     1.170975          513,119
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.90%    12,505,619     0.856484       10,710,863
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.95%       176,260     0.855375          150,769

_____________________________________ SA-49 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.95%    13,201,804   $ 0.852786  $    11,258,313
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     2.00%        18,471     0.851354           15,725
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     2.00%       248,568     0.851354          211,619
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     2.05%       304,790     0.850209          259,135
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     2.10%       367,255     0.850655          312,407
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     2.10%       666,145     0.848103          564,960
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     2.15%        78,840     0.846988           66,777
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     2.15%        74,589     0.846988           63,176
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     2.20%       874,686     1.154174        1,009,540
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     2.25%     1,522,600     1.152197        1,754,335
Hartford MidCap HLS Fund --
 Class IA.....................     0.25%       130,086     4.026977          523,853
Hartford MidCap HLS Fund --
 Class IA.....................     0.80%        13,467     2.391519           32,205
Hartford MidCap HLS Fund --
 Class IA.....................     1.00%       101,279     3.780597          382,894
Hartford MidCap HLS Fund --
 Class IA.....................     1.00%       353,166     3.780597        1,335,178
Hartford MidCap HLS Fund --
 Class IA.....................     1.00%        22,104     2.368080           52,344
Hartford MidCap HLS Fund --
 Class IA.....................     1.25%   117,020,679     3.701843      433,192,182
Hartford MidCap HLS Fund --
 Class IA.....................     1.40%     4,882,126     3.665028       17,893,129
Hartford MidCap HLS Fund --
 Class IA.....................     1.45%     1,786,060     3.665592        6,546,966
Hartford MidCap HLS Fund --
 Class IA.....................     1.50%     2,431,588     2.697703        6,559,702
Hartford MidCap HLS Fund --
 Class IA.....................     1.60%     1,632,713     3.629152        5,925,362
Hartford MidCap HLS Fund --
 Class IA.....................     1.65%       117,667     2.672588          314,476
Hartford MidCap HLS Fund --
 Class IA.....................     1.70%        71,284     2.671283          190,421
Hartford MidCap HLS Fund --
 Class IA.....................     1.75%       477,408     3.610589        1,723,724
Hartford MidCap HLS Fund --
 Class IA.....................     1.80%        37,817     3.604425          136,307
Hartford MidCap HLS Fund --
 Class IA.....................     1.85%        39,983     2.646427          105,811
Hartford MidCap HLS Fund --
 Class IA.....................     1.90%        14,522     2.643784           38,393
Hartford MidCap HLS Fund --
 Class IA.....................     1.95%        73,803     3.586000          264,657
Hartford MidCap HLS Fund --
 Class IA.....................     2.00%        22,539     2.632878           59,341
Hartford MidCap HLS Fund --
 Class IA.....................     2.10%         9,374     2.625751           24,614
Hartford MidCap HLS Fund --
 Class IB.....................     1.45%     9,902,662     1.451596       14,374,665
Hartford MidCap HLS Fund --
 Class IB.....................     1.45%       377,573     1.451596          548,084
Hartford MidCap HLS Fund --
 Class IB.....................     1.60%     1,300,594     1.438959        1,871,501
Hartford MidCap HLS Fund --
 Class IB.....................     1.65%       710,403     1.437378        1,021,118
Hartford MidCap HLS Fund --
 Class IB.....................     1.65%        32,392     1.437378           46,560
Hartford MidCap HLS Fund --
 Class IB.....................     1.80%     1,107,747     1.424871        1,578,397
Hartford MidCap HLS Fund --
 Class IB.....................     1.80%        52,472     1.424871           74,766
Hartford MidCap HLS Fund --
 Class IB.....................     1.95%       100,986     1.417592          143,157
Hartford MidCap HLS Fund --
 Class IB.....................     2.00%        29,492     1.415161           41,736
Hartford MidCap HLS Fund --
 Class IB.....................     2.10%        14,395     1.409818           20,294
Hartford MidCap HLS Fund --
 Class IB.....................     2.15%        95,205     1.407944          134,043
Hartford MidCap Value HLS Fund
 -- Class IA..................     0.25%       150,755     1.575507          237,516
Hartford MidCap Value HLS Fund
 -- Class IA..................     0.80%        92,152     1.535592          141,508
Hartford MidCap Value HLS Fund
 -- Class IA..................     1.00%       154,655     1.521330          235,282
Hartford MidCap Value HLS Fund
 -- Class IA..................     1.00%       177,466     1.521330          269,987
Hartford MidCap Value HLS Fund
 -- Class IA..................     1.00%        29,272     1.521330           44,533
Hartford MidCap Value HLS Fund
 -- Class IA..................     1.10%         1,634     1.512715            2,472
Hartford MidCap Value HLS Fund
 -- Class IA..................     1.15%     6,829,376     1.510683       10,317,023
Hartford MidCap Value HLS Fund
 -- Class IA..................     1.25%    90,802,465     1.503668      136,536,761

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-50 ____________________________________

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford MidCap Value HLS Fund
 -- Class IA..................     1.30%        40,596   $ 1.502969  $        61,014
Hartford MidCap Value HLS Fund
 -- Class IA..................     1.40%     3,164,684     1.493174        4,725,423
Hartford MidCap Value HLS Fund
 -- Class IA..................     1.45%     5,413,897     1.489708        8,065,126
Hartford MidCap Value HLS Fund
 -- Class IA..................     1.50%    20,403,653     1.486217       30,324,255
Hartford MidCap Value HLS Fund
 -- Class IA..................     1.60%    28,670,334     1.479301       42,412,054
Hartford MidCap Value HLS Fund
 -- Class IA..................     1.65%     9,395,911     1.475824       13,866,710
Hartford MidCap Value HLS Fund
 -- Class IA..................     1.70%         2,306     1.472393            3,396
Hartford MidCap Value HLS Fund
 -- Class IA..................     1.75%     1,392,499     1.471727        2,049,379
Hartford MidCap Value HLS Fund
 -- Class IA..................     1.80%     4,001,571     1.469226        5,879,211
Hartford MidCap Value HLS Fund
 -- Class IA..................     1.85%     1,037,904     1.462114        1,517,533
Hartford MidCap Value HLS Fund
 -- Class IA..................     1.90%        14,865     1.460657           21,713
Hartford MidCap Value HLS Fund
 -- Class IA..................     1.95%     2,215,627     1.461706        3,238,595
Hartford MidCap Value HLS Fund
 -- Class IA..................     2.00%       182,045     1.454659          264,813
Hartford MidCap Value HLS Fund
 -- Class IA..................     2.05%         5,874     1.452176            8,530
Hartford MidCap Value HLS Fund
 -- Class IA..................     2.10%         4,664     1.450718            6,766
Hartford MidCap Value HLS Fund
 -- Class IA..................     2.15%        44,538     1.446664           64,431
Hartford MidCap Value HLS Fund
 -- Class IA..................     2.30%        11,918     1.441857           17,184
Hartford MidCap Value HLS Fund
 -- Class IB..................     1.40%       863,580     1.475565        1,274,269
Hartford MidCap Value HLS Fund
 -- Class IB..................     1.45%    13,398,729     1.473590       19,744,232
Hartford MidCap Value HLS Fund
 -- Class IB..................     1.60%       977,576     1.463317        1,430,504
Hartford MidCap Value HLS Fund
 -- Class IB..................     1.65%       903,953     1.459867        1,319,651
Hartford MidCap Value HLS Fund
 -- Class IB..................     1.70%       220,903     1.457937          322,062
Hartford MidCap Value HLS Fund
 -- Class IB..................     1.75%     5,006,043     1.451632        7,266,933
Hartford MidCap Value HLS Fund
 -- Class IB..................     1.80%    20,546,279     1.449714       29,786,228
Hartford MidCap Value HLS Fund
 -- Class IB..................     1.90%     2,527,346     1.445669        3,653,706
Hartford MidCap Value HLS Fund
 -- Class IB..................     1.95%     2,685,127     1.442290        3,872,732
Hartford MidCap Value HLS Fund
 -- Class IB..................     2.00%       406,142     1.439850          584,783
Hartford MidCap Value HLS Fund
 -- Class IB..................     2.05%       355,566     1.437912          511,273
Hartford MidCap Value HLS Fund
 -- Class IB..................     2.10%     1,035,731     1.434393        1,485,645
Hartford MidCap Value HLS Fund
 -- Class IB..................     2.15%       784,738     1.432480        1,124,122
Hartford MidCap Value HLS Fund
 -- Class IB..................     2.20%       309,046     1.431031          442,254
Hartford MidCap Value HLS Fund
 -- Class IB..................     2.25%       352,797     1.429608          504,361
Hartford Money Market HLS Fund
 -- Class IA..................     0.15%       198,681     3.596180          714,492
Hartford Money Market HLS Fund
 -- Class IA..................     0.25%       346,999     1.566952          543,730
Hartford Money Market HLS Fund
 -- Class IA..................     0.70%        16,643     3.453122           57,468
Hartford Money Market HLS Fund
 -- Class IA..................     0.85%        29,404     3.464410          101,867
Hartford Money Market HLS Fund
 -- Class IA..................     1.00%    11,777,853     3.066603       36,118,000
Hartford Money Market HLS Fund
 -- Class IA..................     1.00%       306,570     3.065159          939,688
Hartford Money Market HLS Fund
 -- Class IA..................     1.15%     4,539,893     1.104241        5,013,135
Hartford Money Market HLS Fund
 -- Class IA..................     1.25%       812,688     3.312697        2,692,188
Hartford Money Market HLS Fund
 -- Class IA..................     1.25%   112,715,460     1.928786      217,404,001
Hartford Money Market HLS Fund
 -- Class IA..................     1.25%       136,347     3.312697          451,678
Hartford Money Market HLS Fund
 -- Class IA..................     1.35%       391,419     1.096720          429,276
Hartford Money Market HLS Fund
 -- Class IA..................     1.40%     2,635,048     1.909606        5,031,903
Hartford Money Market HLS Fund
 -- Class IA..................     1.45%     2,412,691     1.909880        4,607,950
Hartford Money Market HLS Fund
 -- Class IA..................     1.50%     9,517,371     1.122900       10,687,056
Hartford Money Market HLS Fund
 -- Class IA..................     1.60%     4,523,547     1.890903        8,553,588
Hartford Money Market HLS Fund
 -- Class IA..................     1.65%     7,124,902     1.112417        7,925,861

_____________________________________ SA-51 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Money Market HLS Fund
 -- Class IA..................     1.70%       268,430   $ 1.111906  $       298,468
Hartford Money Market HLS Fund
 -- Class IA..................     1.75%       611,162     1.881251        1,149,750
Hartford Money Market HLS Fund
 -- Class IA..................     1.80%       154,844     1.878047          290,803
Hartford Money Market HLS Fund
 -- Class IA..................     1.85%       382,873     1.101538          421,748
Hartford Money Market HLS Fund
 -- Class IA..................     1.90%           210     1.013730              213
Hartford Money Market HLS Fund
 -- Class IA..................     1.95%       746,922     1.868422        1,395,564
Hartford Money Market HLS Fund
 -- Class IA..................     2.00%        72,526     1.095896           79,480
Hartford Money Market HLS Fund
 -- Class IA..................     2.10%         7,936     1.061097            8,421
Hartford Money Market HLS Fund
 -- Class IA..................     2.15%        14,845     1.089892           16,179
Hartford Money Market HLS Fund
 -- Class IA..................     2.20%         2,234     1.088440            2,430
Hartford Money Market HLS Fund
 -- Class IA..................     2.30%        53,456     0.997610           53,329
Hartford Money Market HLS Fund
 -- Class IB..................     1.25%    15,268,951     1.138191       17,378,983
Hartford Money Market HLS Fund
 -- Class IB..................     1.35%       543,694     1.128434          613,523
Hartford Money Market HLS Fund
 -- Class IB..................     1.40%     2,099,445     1.126953        2,365,975
Hartford Money Market HLS Fund
 -- Class IB..................     1.45%     9,596,198     1.050757       10,083,271
Hartford Money Market HLS Fund
 -- Class IB..................     1.45%     2,890,787     1.050757        3,037,514
Hartford Money Market HLS Fund
 -- Class IB..................     1.55%        37,213     1.120735           41,705
Hartford Money Market HLS Fund
 -- Class IB..................     1.60%       511,795     1.041631          533,101
Hartford Money Market HLS Fund
 -- Class IB..................     1.60%       958,708     1.041631          998,620
Hartford Money Market HLS Fund
 -- Class IB..................     1.65%       870,429     1.040462          905,648
Hartford Money Market HLS Fund
 -- Class IB..................     1.65%       405,695     1.040462          422,110
Hartford Money Market HLS Fund
 -- Class IB..................     1.70%     1,964,354     1.039088        2,041,137
Hartford Money Market HLS Fund
 -- Class IB..................     1.75%     4,382,632     1.035903        4,539,980
Hartford Money Market HLS Fund
 -- Class IB..................     1.75%       210,913     1.032795          217,830
Hartford Money Market HLS Fund
 -- Class IB..................     1.80%     7,892,044     1.031428        8,140,074
Hartford Money Market HLS Fund
 -- Class IB..................     1.80%     3,595,263     1.031428        3,708,254
Hartford Money Market HLS Fund
 -- Class IB..................     1.85%     1,253,130     0.982643        1,231,379
Hartford Money Market HLS Fund
 -- Class IB..................     1.90%     2,500,353     1.030590        2,576,839
Hartford Money Market HLS Fund
 -- Class IB..................     1.95%       514,888     1.029256          529,950
Hartford Money Market HLS Fund
 -- Class IB..................     1.95%     3,943,002     1.026151        4,046,116
Hartford Money Market HLS Fund
 -- Class IB..................     2.00%       277,495     1.024408          284,268
Hartford Money Market HLS Fund
 -- Class IB..................     2.00%       480,893     1.024408          492,630
Hartford Money Market HLS Fund
 -- Class IB..................     2.05%       176,530     1.023027          180,594
Hartford Money Market HLS Fund
 -- Class IB..................     2.10%       136,845     1.023593          140,074
Hartford Money Market HLS Fund
 -- Class IB..................     2.10%       901,170     1.020543          919,682
Hartford Money Market HLS Fund
 -- Class IB..................     2.15%       733,404     1.019155          747,452
Hartford Money Market HLS Fund
 -- Class IB..................     2.15%       257,398     1.019155          262,329
Hartford Money Market HLS Fund
 -- Class IB..................     2.20%        91,729     0.968481           88,838
Hartford Money Market HLS Fund
 -- Class IB..................     2.25%       704,564     0.966833          681,196
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     0.15%       108,001     4.497292          485,712
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     0.25%        37,755     2.033781           76,785
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     0.70%        23,348     3.723035           86,926
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     0.80%        13,048     1.341718           17,507
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     0.85%        13,697     3.730686           51,101
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.00%       186,242     3.764025          701,021
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.00%     1,973,132     3.764025        7,426,918
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.15%     3,161,480     1.316290        4,161,425
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.25%       682,547     3.571667        2,437,832

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-52 ____________________________________

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.25%    42,837,868   $ 2.874630  $   123,143,019
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.25%        81,321     3.571667          290,450
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.30%        12,111     1.309542           15,860
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.35%       119,121     1.307293          155,727
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.40%     1,800,998     2.846081        5,125,785
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.45%       940,322     2.846490        2,676,616
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.50%     9,476,022     1.306197       12,377,552
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.60%     7,329,283     2.818200       20,655,387
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.65%     6,081,018     1.294012        7,868,910
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.70%        13,573     1.293394           17,555
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.75%       315,138     2.803781          883,578
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.80%       564,531     2.798994        1,580,118
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.85%       114,073     1.281310          146,163
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.90%        14,627     1.280049           18,723
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.95%       301,968     2.784679          840,883
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     2.00%        33,076     1.274799           42,166
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     2.10%        14,208     1.271336           18,063
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     2.15%         5,313     1.267789            6,736
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     2.30%        15,938     1.263558           20,138
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.40%       674,418     1.262557          851,491
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.45%     6,260,850     1.260882        7,894,193
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.45%     3,345,300     1.260882        4,218,028
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.60%       354,916     1.249909          443,613
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.60%       101,598     1.249909          126,988
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.65%       213,490     1.248523          266,547
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.65%        36,621     1.248523           45,722
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.70%        44,021     1.246849           54,888
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.75%     2,007,216     1.239354        2,487,651
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.75%        74,419     1.239354           92,231
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.80%     6,933,357     1.237683        8,581,298
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.80%     4,484,093     1.237683        5,549,886
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.90%       643,831     2.743858        1,766,581
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.95%       101,968     1.231329          125,557
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.95%     1,258,372     1.231329        1,549,470
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     2.00%        67,740     1.229242           83,269
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     2.00%        18,682     1.229242           22,965
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     2.05%       243,320     1.227586          298,696
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     2.10%       350,841     1.224589          429,636
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     2.15%       189,065     1.222936          231,214
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     2.15%       100,330     1.222936          122,697
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     2.20%       127,692     1.221724          156,004
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     2.25%       269,897     1.220498          329,409
Hartford Small Company HLS
 Fund -- Class IA.............     0.25%        82,234     2.502756          205,812
Hartford Small Company HLS
 Fund -- Class IA.............     0.80%        20,177     1.419550           28,642
Hartford Small Company HLS
 Fund -- Class IA.............     1.00%        21,047     2.332591           49,093
Hartford Small Company HLS
 Fund -- Class IA.............     1.00%       212,966     2.332591          496,763
Hartford Small Company HLS
 Fund -- Class IA.............     1.15%     3,244,187     1.392632        4,517,958
Hartford Small Company HLS
 Fund -- Class IA.............     1.25%    82,104,394     2.278487      187,073,793

_____________________________________ SA-53 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Small Company HLS
 Fund -- Class IA.............     1.30%        20,551   $ 1.385519  $        28,473
Hartford Small Company HLS
 Fund -- Class IA.............     1.40%     3,061,399     2.255860        6,906,088
Hartford Small Company HLS
 Fund -- Class IA.............     1.45%     2,044,230     2.256197        4,612,186
Hartford Small Company HLS
 Fund -- Class IA.............     1.50%     8,704,880     1.588865       13,830,879
Hartford Small Company HLS
 Fund -- Class IA.............     1.60%     6,632,609     2.233783       14,815,809
Hartford Small Company HLS
 Fund -- Class IA.............     1.65%     3,772,967     1.574050        5,938,838
Hartford Small Company HLS
 Fund -- Class IA.............     1.70%        19,633     1.573309           30,889
Hartford Small Company HLS
 Fund -- Class IA.............     1.75%       456,747     2.222340        1,015,046
Hartford Small Company HLS
 Fund -- Class IA.............     1.80%       742,361     2.218570        1,646,980
Hartford Small Company HLS
 Fund -- Class IA.............     1.85%       464,312     1.558622          723,688
Hartford Small Company HLS
 Fund -- Class IA.............     1.90%        11,116     1.557072           17,309
Hartford Small Company HLS
 Fund -- Class IA.............     1.95%       372,021     2.207202          821,125
Hartford Small Company HLS
 Fund -- Class IA.............     2.00%       130,509     1.550654          202,374
Hartford Small Company HLS
 Fund -- Class IA.............     2.10%        23,476     1.546482           36,305
Hartford Small Company HLS
 Fund -- Class IA.............     2.15%        32,557     1.542164           50,208
Hartford Small Company HLS
 Fund -- Class IA.............     2.30%         4,807     1.537026            7,389
Hartford Small Company HLS
 Fund -- Class IA.............     2.35%         9,099     1.535462           13,971
Hartford Small Company HLS
 Fund -- Class IB.............     1.25%     9,543,459     1.596690       15,237,946
Hartford Small Company HLS
 Fund -- Class IB.............     1.35%       202,610     1.582912          320,713
Hartford Small Company HLS
 Fund -- Class IB.............     1.40%     1,402,873     1.580822        2,217,692
Hartford Small Company HLS
 Fund -- Class IB.............     1.45%    11,103,644     0.827292        9,185,956
Hartford Small Company HLS
 Fund -- Class IB.............     1.45%     2,199,389     0.827292        1,819,537
Hartford Small Company HLS
 Fund -- Class IB.............     1.55%        18,454     1.572139           29,012
Hartford Small Company HLS
 Fund -- Class IB.............     1.60%     1,071,925     0.820056          879,039
Hartford Small Company HLS
 Fund -- Class IB.............     1.60%     1,090,440     0.820056          894,222
Hartford Small Company HLS
 Fund -- Class IB.............     1.65%       939,012     0.819148          769,190
Hartford Small Company HLS
 Fund -- Class IB.............     1.65%        93,091     0.819148           76,255
Hartford Small Company HLS
 Fund -- Class IB.............     1.70%     1,618,961     0.818066        1,324,417
Hartford Small Company HLS
 Fund -- Class IB.............     1.75%     5,999,049     0.815575        4,892,675
Hartford Small Company HLS
 Fund -- Class IB.............     1.75%       166,041     0.813081          135,004
Hartford Small Company HLS
 Fund -- Class IB.............     1.80%    10,466,175     0.812015        8,498,691
Hartford Small Company HLS
 Fund -- Class IB.............     1.80%     3,962,172     0.812015        3,217,343
Hartford Small Company HLS
 Fund -- Class IB.............     1.85%       361,375     1.273102          460,067
Hartford Small Company HLS
 Fund -- Class IB.............     1.90%     2,966,813     0.811399        2,407,269
Hartford Small Company HLS
 Fund -- Class IB.............     1.95%       149,052     0.810339          120,783
Hartford Small Company HLS
 Fund -- Class IB.............     1.95%     2,056,662     0.807851        1,661,477
Hartford Small Company HLS
 Fund -- Class IB.............     2.00%       144,306     0.806478          116,380
Hartford Small Company HLS
 Fund -- Class IB.............     2.00%       330,715     0.806478          266,715
Hartford Small Company HLS
 Fund -- Class IB.............     2.05%       231,315     0.805419          186,306
Hartford Small Company HLS
 Fund -- Class IB.............     2.10%       177,051     0.805886          142,683
Hartford Small Company HLS
 Fund -- Class IB.............     2.10%       814,097     0.803418          654,060
Hartford Small Company HLS
 Fund -- Class IB.............     2.15%       332,277     0.802371          266,609
Hartford Small Company HLS
 Fund -- Class IB.............     2.15%       310,357     0.802371          249,021
Hartford Small Company HLS
 Fund -- Class IB.............     2.20%        64,574     1.254834           81,030
Hartford Small Company HLS
 Fund -- Class IB.............     2.25%       218,989     1.252687          274,325
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     0.25%        21,476     1.402296           30,116
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     0.80%           166     1.374300              229
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.00%         1,504     1.364235            2,052

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-54 ____________________________________

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.00%       190,857   $ 1.364235  $       260,373
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.15%    10,428,789     1.356746       14,149,218
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.25%    34,753,826     1.351765       46,979,007
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.35%     1,218,241     1.347499        1,641,579
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.40%     1,130,595     1.344375        1,519,944
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.45%     2,881,116     1.341909        3,866,196
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.50%    12,392,499     1.339445       16,599,071
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.60%    11,140,408     1.334495       14,866,819
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.65%    26,074,913     1.332086       34,734,027
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.70%       105,950     1.329637          140,876
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.75%       608,815     1.327703          808,326
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.80%     1,828,026     1.325436        2,422,931
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.85%       292,422     1.322329          386,677
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.90%         3,130    13.409682           41,972
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.95%     2,590,050     1.318639        3,415,340
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     2.00%       201,331     1.315567          264,864
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     2.10%        10,611     1.311979           13,921
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     2.15%         5,413     1.308346            7,082
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     2.30%        47,507     1.303997           61,949
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     1.40%     1,117,532     1.337531        1,494,734
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     1.45%     4,857,501     1.335741        6,488,363
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     1.60%       296,916     1.328387          394,420
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     1.65%       348,063     1.325969          461,521
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     1.70%       316,182     1.324185          418,683
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     1.75%     3,544,877     1.320454        4,680,847
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     1.80%     9,162,728     1.318717       12,083,045
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     1.90%     4,977,425     1.314363        6,542,144
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     1.95%     5,449,305     1.311945        7,149,188
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     2.00%       279,181     1.309704          365,645
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     2.05%       236,661     1.307964          309,544
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     2.10%       585,662     1.304745          764,140
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     2.15%       125,933     1.302999          164,091
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     2.20%       549,982     1.301696          715,910
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     2.25%     1,182,627     1.300405        1,537,895
Hartford Stock HLS Fund --
 Class IA.....................     0.15%       438,329    15.995609        7,011,347
Hartford Stock HLS Fund --
 Class IA.....................     0.25%       744,086     3.416169        2,541,924
Hartford Stock HLS Fund --
 Class IA.....................     0.70%       156,856    19.242071        3,018,233
Hartford Stock HLS Fund --
 Class IA.....................     0.80%       112,364     0.967155          108,674
Hartford Stock HLS Fund --
 Class IA.....................     0.83%     1,576,354    15.992073       25,209,170
Hartford Stock HLS Fund --
 Class IA.....................     0.83%       503,457    16.020137        8,065,453
Hartford Stock HLS Fund --
 Class IA.....................     0.85%         7,114    19.278573          137,154
Hartford Stock HLS Fund --
 Class IA.....................     1.00%     1,240,488    11.188422       13,879,098
Hartford Stock HLS Fund --
 Class IA.....................     1.00%       252,634    11.700716        2,956,001
Hartford Stock HLS Fund --
 Class IA.....................     1.00%        72,125     0.957662           69,071
Hartford Stock HLS Fund --
 Class IA.....................     1.10%        45,704     0.950040           43,421
Hartford Stock HLS Fund --
 Class IA.....................     1.15%    32,817,922     0.948764       31,136,463
Hartford Stock HLS Fund --
 Class IA.....................     1.25%     2,008,769    18.471375       37,104,720
Hartford Stock HLS Fund --
 Class IA.....................     1.25%   197,801,312     5.941747    1,175,285,350

_____________________________________ SA-55 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Stock HLS Fund --
 Class IA.....................     1.25%       557,639   $18.471375  $    10,300,358
Hartford Stock HLS Fund --
 Class IA.....................     1.30%       125,719     0.943932          118,670
Hartford Stock HLS Fund --
 Class IA.....................     1.35%     3,383,277     0.942296        3,188,048
Hartford Stock HLS Fund --
 Class IA.....................     1.40%     4,539,921     5.882660       26,706,814
Hartford Stock HLS Fund --
 Class IA.....................     1.45%     3,303,265     5.883525       19,434,840
Hartford Stock HLS Fund --
 Class IA.....................     1.50%    49,671,718     0.997947       49,569,742
Hartford Stock HLS Fund --
 Class IA.....................     1.60%     9,447,492     5.825026       55,031,888
Hartford Stock HLS Fund --
 Class IA.....................     1.65%    70,231,014     0.988625       69,432,136
Hartford Stock HLS Fund --
 Class IA.....................     1.70%       567,284     0.988168          560,572
Hartford Stock HLS Fund --
 Class IA.....................     1.75%       966,786     5.795211        5,602,728
Hartford Stock HLS Fund --
 Class IA.....................     1.80%     1,128,087     5.785318        6,526,342
Hartford Stock HLS Fund --
 Class IA.....................     1.85%       744,328     0.978930          728,645
Hartford Stock HLS Fund --
 Class IA.....................     1.90%       270,497     0.977952          264,533
Hartford Stock HLS Fund --
 Class IA.....................     1.95%     1,359,350     5.755738        7,824,062
Hartford Stock HLS Fund --
 Class IA.....................     2.00%       352,717     0.973941          343,525
Hartford Stock HLS Fund --
 Class IA.....................     2.10%        68,644     0.971292           66,673
Hartford Stock HLS Fund --
 Class IA.....................     2.15%           969     0.968570              938
Hartford Stock HLS Fund --
 Class IA.....................     2.20%        14,429     0.967287           13,957
Hartford Stock HLS Fund --
 Class IA.....................     2.30%       105,758     0.965353          102,094
Hartford Stock HLS Fund --
 Class IA.....................     2.35%        21,051     0.964381           20,301
Hartford Stock HLS Fund --
 Class IB.....................     1.25%    28,673,078     1.098313       31,492,014
Hartford Stock HLS Fund --
 Class IB.....................     1.35%     1,030,842     1.088845        1,122,428
Hartford Stock HLS Fund --
 Class IB.....................     1.40%     6,942,407     1.087385        7,549,069
Hartford Stock HLS Fund --
 Class IB.....................     1.45%    34,121,486     0.852090       29,074,577
Hartford Stock HLS Fund --
 Class IB.....................     1.45%     8,356,524     0.852090        7,120,510
Hartford Stock HLS Fund --
 Class IB.....................     1.55%       131,294     1.081416          141,983
Hartford Stock HLS Fund --
 Class IB.....................     1.60%     3,421,129     0.844686        2,889,780
Hartford Stock HLS Fund --
 Class IB.....................     1.60%     1,389,846     0.844686        1,173,984
Hartford Stock HLS Fund --
 Class IB.....................     1.65%     3,930,053     0.843719        3,315,860
Hartford Stock HLS Fund --
 Class IB.....................     1.65%       163,941     0.843719          138,320
Hartford Stock HLS Fund --
 Class IB.....................     1.70%     3,798,063     0.842601        3,200,251
Hartford Stock HLS Fund --
 Class IB.....................     1.75%    14,809,502     0.840053       12,440,767
Hartford Stock HLS Fund --
 Class IB.....................     1.75%     1,273,659     0.837530        1,066,728
Hartford Stock HLS Fund --
 Class IB.....................     1.80%    26,272,827     0.836415       21,974,987
Hartford Stock HLS Fund --
 Class IB.....................     1.80%    13,684,218     0.836415       11,445,685
Hartford Stock HLS Fund --
 Class IB.....................     1.85%     2,398,874     0.900030        2,159,058
Hartford Stock HLS Fund --
 Class IB.....................     1.90%    15,164,408     0.835746       12,673,594
Hartford Stock HLS Fund --
 Class IB.....................     1.95%       542,996     0.834634          453,203
Hartford Stock HLS Fund --
 Class IB.....................     1.95%    17,894,475     0.832130       14,890,529
Hartford Stock HLS Fund --
 Class IB.....................     2.00%       744,642     0.830693          618,569
Hartford Stock HLS Fund --
 Class IB.....................     2.00%       706,252     0.830693          586,678
Hartford Stock HLS Fund --
 Class IB.....................     2.05%     1,122,317     0.829588          931,061
Hartford Stock HLS Fund --
 Class IB.....................     2.10%       252,538     0.830049          209,619
Hartford Stock HLS Fund --
 Class IB.....................     2.10%     1,681,685     0.827558        1,391,692
Hartford Stock HLS Fund --
 Class IB.....................     2.15%       560,215     0.826464          462,997
Hartford Stock HLS Fund --
 Class IB.....................     2.15%       544,769     0.826464          450,232
Hartford Stock HLS Fund --
 Class IB.....................     2.20%     1,406,498     0.887109        1,247,717
Hartford Stock HLS Fund --
 Class IB.....................     2.25%     2,980,244     0.885587        2,639,266

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-56 ____________________________________

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford U.S. Government
 Securities HLS Fund -- Class
 IA...........................     0.25%         6,875   $ 1.134413  $         7,799
Hartford U.S. Government
 Securities HLS Fund -- Class
 IA...........................     0.80%        14,097     1.111719           15,672
Hartford U.S. Government
 Securities HLS Fund -- Class
 IA...........................     1.00%     5,864,161     1.103579        6,471,565
Hartford U.S. Government
 Securities HLS Fund -- Class
 IA...........................     1.15%    12,635,753     1.097531       13,868,130
Hartford U.S. Government
 Securities HLS Fund -- Class
 IA...........................     1.25%    67,635,174     1.093489       73,958,316
Hartford U.S. Government
 Securities HLS Fund -- Class
 IA...........................     1.35%     1,744,506     1.090038        1,901,578
Hartford U.S. Government
 Securities HLS Fund -- Class
 IA...........................     1.40%     2,224,555     1.087496        2,419,195
Hartford U.S. Government
 Securities HLS Fund -- Class
 IA...........................     1.45%     3,728,957     1.085505        4,047,802
Hartford U.S. Government
 Securities HLS Fund -- Class
 IA...........................     1.50%    16,766,042     1.083522       18,166,375
Hartford U.S. Government
 Securities HLS Fund -- Class
 IA...........................     1.60%    25,748,792     1.079552       27,797,160
Hartford U.S. Government
 Securities HLS Fund -- Class
 IA...........................     1.65%    34,880,076     1.077557       37,585,270
Hartford U.S. Government
 Securities HLS Fund -- Class
 IA...........................     1.70%       181,137     1.075592          194,830
Hartford U.S. Government
 Securities HLS Fund -- Class
 IA...........................     1.75%     1,690,513     1.074027        1,815,657
Hartford U.S. Government
 Securities HLS Fund -- Class
 IA...........................     1.80%     2,483,558     1.072186        2,662,836
Hartford U.S. Government
 Securities HLS Fund -- Class
 IA...........................     1.85%       333,415     1.069687          356,650
Hartford U.S. Government
 Securities HLS Fund -- Class
 IA...........................     1.90%        44,172     1.068629           47,204
Hartford U.S. Government
 Securities HLS Fund -- Class
 IA...........................     1.95%     4,052,617     1.066706        4,322,951
Hartford U.S. Government
 Securities HLS Fund -- Class
 IA...........................     2.00%       327,095     1.064220          348,101
Hartford U.S. Government
 Securities HLS Fund -- Class
 IA...........................     2.10%        25,407     1.061313           26,965
Hartford U.S. Government
 Securities HLS Fund -- Class
 IA...........................     2.15%         6,355     1.058369            6,726
Hartford U.S. Government
 Securities HLS Fund -- Class
 IA...........................     2.30%        51,254     1.054831           54,064
Hartford U.S. Government
 Securities HLS Fund -- Class
 IB...........................     1.40%     2,339,844     1.077398        2,520,943
Hartford U.S. Government
 Securities HLS Fund -- Class
 IB...........................     1.45%    12,202,410     1.075961       13,129,318
Hartford U.S. Government
 Securities HLS Fund -- Class
 IB...........................     1.60%       643,301     1.070053          688,367
Hartford U.S. Government
 Securities HLS Fund -- Class
 IB...........................     1.65%       802,829     1.068078          857,484
Hartford U.S. Government
 Securities HLS Fund -- Class
 IB...........................     1.70%       489,505     1.066663          522,137
Hartford U.S. Government
 Securities HLS Fund -- Class
 IB...........................     1.75%     4,844,118     1.063633        5,152,363
Hartford U.S. Government
 Securities HLS Fund -- Class
 IB...........................     1.80%    25,975,034     1.062227       27,591,383
Hartford U.S. Government
 Securities HLS Fund -- Class
 IB...........................     1.90%     8,938,640     1.058738        9,463,678
Hartford U.S. Government
 Securities HLS Fund -- Class
 IB...........................     1.95%     9,586,367     1.056782       10,130,700
Hartford U.S. Government
 Securities HLS Fund -- Class
 IB...........................     2.00%       505,226     1.054998          533,012
Hartford U.S. Government
 Securities HLS Fund -- Class
 IB...........................     2.05%       372,610     1.053585          392,576
Hartford U.S. Government
 Securities HLS Fund -- Class
 IB...........................     2.10%       568,842     1.050988          597,846
Hartford U.S. Government
 Securities HLS Fund -- Class
 IB...........................     2.15%       600,029     1.049576          629,776
Hartford U.S. Government
 Securities HLS Fund -- Class
 IB...........................     2.20%       911,909     1.048526          956,160
Hartford U.S. Government
 Securities HLS Fund -- Class
 IB...........................     2.25%     1,624,821     1.047479        1,701,966
Hartford Value HLS Fund --
 Class IA.....................     0.25%        81,900     1.187282           97,238
Hartford Value HLS Fund --
 Class IA.....................     0.80%        41,100     1.157179           47,561
Hartford Value HLS Fund --
 Class IA.....................     1.00%         7,647     1.146430            8,766
Hartford Value HLS Fund --
 Class IA.....................     1.00%       124,262     1.146430          142,457
Hartford Value HLS Fund --
 Class IA.....................     1.00%        12,617     1.146430           14,465
Hartford Value HLS Fund --
 Class IA.....................     1.15%     3,177,911     1.138452        3,617,896
Hartford Value HLS Fund --
 Class IA.....................     1.25%    31,220,305     1.133134       35,376,789
Hartford Value HLS Fund --
 Class IA.....................     1.35%       222,236     1.130665          251,275
Hartford Value HLS Fund --
 Class IA.....................     1.40%     1,409,879     1.125211        1,586,411
Hartford Value HLS Fund --
 Class IA.....................     1.45%     2,010,483     1.122616        2,257,001
Hartford Value HLS Fund --
 Class IA.....................     1.50%     5,797,643     1.119986        6,493,279
Hartford Value HLS Fund --
 Class IA.....................     1.60%     8,992,167     1.114765       10,024,153

_____________________________________ SA-57 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Value HLS Fund --
 Class IA.....................     1.65%     6,504,078   $ 1.112176  $     7,233,679
Hartford Value HLS Fund --
 Class IA.....................     1.70%        31,734     1.109594           35,212
Hartford Value HLS Fund --
 Class IA.....................     1.75%       812,854     1.109073          901,514
Hartford Value HLS Fund --
 Class IA.....................     1.80%     1,064,997     1.107177        1,179,140
Hartford Value HLS Fund --
 Class IA.....................     1.85%       262,068     1.101845          288,759
Hartford Value HLS Fund --
 Class IA.....................     1.90%        23,276     1.100735           25,621
Hartford Value HLS Fund --
 Class IA.....................     1.95%       781,964     1.101503          861,336
Hartford Value HLS Fund --
 Class IA.....................     2.00%       226,210     1.096173          247,965
Hartford Value HLS Fund --
 Class IA.....................     2.15%         1,380     1.090189            1,504
Hartford Value HLS Fund --
 Class IA.....................     2.30%         1,158     1.086550            1,258
Hartford Value HLS Fund --
 Class IB.....................     1.40%       536,542     1.111925          596,594
Hartford Value HLS Fund --
 Class IB.....................     1.45%     6,353,923     1.110438        7,055,637
Hartford Value HLS Fund --
 Class IB.....................     1.60%       285,319     1.102708          314,623
Hartford Value HLS Fund --
 Class IB.....................     1.65%       303,178     1.100114          333,531
Hartford Value HLS Fund --
 Class IB.....................     1.70%       122,340     1.098664          134,410
Hartford Value HLS Fund --
 Class IB.....................     1.75%     1,764,616     1.093924        1,930,356
Hartford Value HLS Fund --
 Class IB.....................     1.80%     9,234,632     1.092459       10,088,457
Hartford Value HLS Fund --
 Class IB.....................     1.90%     1,473,916     1.089403        1,605,688
Hartford Value HLS Fund --
 Class IB.....................     1.95%     1,680,867     1.086862        1,826,870
Hartford Value HLS Fund --
 Class IB.....................     2.00%        76,426     1.085003           82,922
Hartford Value HLS Fund --
 Class IB.....................     2.05%       248,364     1.083556          269,116
Hartford Value HLS Fund --
 Class IB.....................     2.10%       463,632     1.080903          501,142
Hartford Value HLS Fund --
 Class IB.....................     2.15%       433,627     1.079461          468,084
Hartford Value HLS Fund --
 Class IB.....................     2.20%       234,228     1.078381          252,587
Hartford Value HLS Fund --
 Class IB.....................     2.25%       474,444     1.077301          511,119
Hartford Value HLS Fund --
 Class IB.....................     2.30%        12,794     1.076228           13,769
Hartford Value Opportunities
 HLS Fund -- Class IA.........     0.25%         7,184     1.455279           10,455
Hartford Value Opportunities
 HLS Fund -- Class IA.........     0.80%        16,376     1.426212           23,356
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.00%         3,919     1.415768            5,548
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.00%       152,467     1.415768          215,858
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.15%     4,927,071     1.407983        6,937,232
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.25%    30,211,238     1.402849       42,381,804
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.30%           377     1.400802              528
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.35%       839,561     1.398413        1,174,054
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.40%     1,078,769     1.395142        1,505,036
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.45%     1,280,429     1.392614        1,783,144
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.50%     5,523,790     1.390013        7,678,140
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.60%     4,647,088     1.384944        6,435,957
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.65%     9,587,662     1.382405       13,254,032
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.70%        23,197     1.379893           32,010
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.75%       401,072     1.377867          552,624
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.80%       952,202     1.375497        1,309,751
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.85%       141,494     1.372295          194,172
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.95%       998,079     1.368493        1,365,865
Hartford Value Opportunities
 HLS Fund -- Class IA.........     2.00%       305,659     1.365271          417,307
Hartford Value Opportunities
 HLS Fund -- Class IA.........     2.10%        44,963     1.361582           61,221
Hartford Value Opportunities
 HLS Fund -- Class IA.........     2.15%         8,683     1.357788           11,790
Hartford Value Opportunities
 HLS Fund -- Class IA.........     2.30%        37,499     1.353266           50,746

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-58 ____________________________________

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Value Opportunities
 HLS Fund -- Class IB.........     1.40%       416,495   $ 1.381851  $       575,534
Hartford Value Opportunities
 HLS Fund -- Class IB.........     1.45%     2,290,994     1.379994        3,161,558
Hartford Value Opportunities
 HLS Fund -- Class IB.........     1.60%       202,117     1.372406          277,387
Hartford Value Opportunities
 HLS Fund -- Class IB.........     1.65%       176,458     1.369896          241,730
Hartford Value Opportunities
 HLS Fund -- Class IB.........     1.70%       227,374     1.368058          311,060
Hartford Value Opportunities
 HLS Fund -- Class IB.........     1.75%     1,430,091     1.364193        1,950,920
Hartford Value Opportunities
 HLS Fund -- Class IB.........     1.80%     4,870,256     1.362401        6,635,242
Hartford Value Opportunities
 HLS Fund -- Class IB.........     1.90%     2,901,734     1.357902        3,940,270
Hartford Value Opportunities
 HLS Fund -- Class IB.........     1.95%     2,387,217     1.355407        3,235,651
Hartford Value Opportunities
 HLS Fund -- Class IB.........     2.00%        76,079     1.353102          102,943
Hartford Value Opportunities
 HLS Fund -- Class IB.........     2.05%        82,762     1.351281          111,835
Hartford Value Opportunities
 HLS Fund -- Class IB.........     2.10%       289,791     1.347989          390,635
Hartford Value Opportunities
 HLS Fund -- Class IB.........     2.15%       155,888     1.346195          209,855
Hartford Value Opportunities
 HLS Fund -- Class IB.........     2.20%       188,248     1.344833          253,162
Hartford Value Opportunities
 HLS Fund -- Class IB.........     2.25%       224,113     1.343494          301,094
Hartford Equity Income HLS
 Fund -- Class IA.............     0.80%       127,860     1.213565          155,167
Hartford Equity Income HLS
 Fund -- Class IA.............     1.00%         1,382     1.208342            1,669
Hartford Equity Income HLS
 Fund -- Class IA.............     1.00%       154,630     1.208342          186,846
Hartford Equity Income HLS
 Fund -- Class IA.............     1.15%     2,570,147     1.204430        3,095,563
Hartford Equity Income HLS
 Fund -- Class IA.............     1.25%    21,128,846     1.201827       25,393,218
Hartford Equity Income HLS
 Fund -- Class IA.............     1.30%       223,802     1.200531          268,681
Hartford Equity Income HLS
 Fund -- Class IA.............     1.35%       219,994     1.199229          263,823
Hartford Equity Income HLS
 Fund -- Class IA.............     1.40%       539,068     1.197940          645,771
Hartford Equity Income HLS
 Fund -- Class IA.............     1.45%       822,073     1.196656          983,738
Hartford Equity Income HLS
 Fund -- Class IA.............     1.50%     2,062,923     1.195351        2,465,918
Hartford Equity Income HLS
 Fund -- Class IA.............     1.60%     1,414,984     1.192781        1,687,766
Hartford Equity Income HLS
 Fund -- Class IA.............     1.65%     5,439,517     1.191490        6,481,131
Hartford Equity Income HLS
 Fund -- Class IA.............     1.70%        11,309     1.190190           13,460
Hartford Equity Income HLS
 Fund -- Class IA.............     1.75%       157,655     1.188897          187,435
Hartford Equity Income HLS
 Fund -- Class IA.............     1.80%       321,284     1.187631          381,567
Hartford Equity Income HLS
 Fund -- Class IA.............     1.85%         3,680     1.186340            4,366
Hartford Equity Income HLS
 Fund -- Class IA.............     1.90%        64,555     1.185167           76,508
Hartford Equity Income HLS
 Fund -- Class IA.............     1.95%       682,500     1.183789          807,936
Hartford Equity Income HLS
 Fund -- Class IA.............     2.00%       170,248     1.182498          201,318
Hartford Equity Income HLS
 Fund -- Class IA.............     2.30%        51,502     1.175050           60,518
Hartford Equity Income HLS
 Fund -- Class IB.............     1.40%       602,526     1.191368          717,830
Hartford Equity Income HLS
 Fund -- Class IB.............     1.45%     1,467,149     1.190084        1,746,030
Hartford Equity Income HLS
 Fund -- Class IB.............     1.60%       118,263     1.186235          140,288
Hartford Equity Income HLS
 Fund -- Class IB.............     1.65%        48,508     1.184947           57,480
Hartford Equity Income HLS
 Fund -- Class IB.............     1.70%       215,400     1.183694          254,967
Hartford Equity Income HLS
 Fund -- Class IB.............     1.75%       617,155     1.182391          729,719
Hartford Equity Income HLS
 Fund -- Class IB.............     1.80%     1,663,955     1.181111        1,965,316
Hartford Equity Income HLS
 Fund -- Class IB.............     1.90%     1,857,362     1.178576        2,189,043
Hartford Equity Income HLS
 Fund -- Class IB.............     1.95%       921,734     1.177293        1,085,151
Hartford Equity Income HLS
 Fund -- Class IB.............     2.00%         9,128     1.176032           10,734
Hartford Equity Income HLS
 Fund -- Class IB.............     2.05%        38,540     1.174763           45,275
Hartford Equity Income HLS
 Fund -- Class IB.............     2.10%       121,613     1.173474          142,710
Hartford Equity Income HLS
 Fund -- Class IB.............     2.15%         8,969     1.172216           10,513

_____________________________________ SA-59 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Equity Income HLS
 Fund -- Class IB.............     2.20%       162,005   $ 1.171059  $       189,717
Hartford Equity Income HLS
 Fund -- Class IB.............     2.25%       143,156     1.169871          167,474
Hartford Equity Income HLS
 Fund -- Class IB.............     2.30%        11,411     1.168704           13,336
Huntington VA Income Equity
 Fund.........................     1.15%     1,480,504     1.245491        1,843,954
Huntington VA Income Equity
 Fund.........................     1.25%     3,958,240     1.242183        4,916,858
Huntington VA Income Equity
 Fund.........................     1.35%        22,661     1.240633           28,114
Huntington VA Income Equity
 Fund.........................     1.40%     1,156,325     1.230728        1,423,121
Huntington VA Income Equity
 Fund.........................     1.45%     1,449,269     1.230007        1,782,611
Huntington VA Income Equity
 Fund.........................     1.50%     2,827,665     1.228358        3,473,384
Huntington VA Income Equity
 Fund.........................     1.60%     4,893,235     1.218680        5,963,288
Huntington VA Income Equity
 Fund.........................     1.65%     2,358,372     1.342895        3,167,046
Huntington VA Income Equity
 Fund.........................     1.75%     1,525,155     1.212444        1,849,165
Huntington VA Income Equity
 Fund.........................     1.80%     1,945,046     1.210395        2,354,274
Huntington VA Income Equity
 Fund.........................     1.90%        54,401    13.319343          724,592
Huntington VA Income Equity
 Fund.........................     1.95%       282,459     1.204182          340,132
Huntington VA Income Equity
 Fund.........................     2.00%        36,456     1.327581           48,399
Huntington VA Income Equity
 Fund.........................     2.05%        31,419     1.325804           41,655
Huntington VA Income Equity
 Fund.........................     2.10%        11,407     1.324465           15,108
Huntington VA Income Equity
 Fund.........................     2.15%         4,796     1.321033            6,336
Huntington VA Income Equity
 Fund.........................     2.20%         1,005    13.188877           13,257
Huntington VA Dividend Capture
 Fund.........................     1.15%     1,528,011     1.392884        2,128,342
Huntington VA Dividend Capture
 Fund.........................     1.25%     3,165,589     1.389181        4,397,576
Huntington VA Dividend Capture
 Fund.........................     1.35%        61,698     1.387315           85,594
Huntington VA Dividend Capture
 Fund.........................     1.40%       287,766     1.380436          397,242
Huntington VA Dividend Capture
 Fund.........................     1.45%       479,917     1.377526          661,098
Huntington VA Dividend Capture
 Fund.........................     1.50%     3,496,133     1.375619        4,809,347
Huntington VA Dividend Capture
 Fund.........................     1.60%     3,930,536     1.368876        5,380,417
Huntington VA Dividend Capture
 Fund.........................     1.65%     3,423,439     1.391532        4,763,825
Huntington VA Dividend Capture
 Fund.........................     1.75%     1,604,574     1.361860        2,185,205
Huntington VA Dividend Capture
 Fund.........................     1.80%     1,915,768     1.359528        2,604,540
Huntington VA Dividend Capture
 Fund.........................     1.90%       160,411    13.802045        2,213,995
Huntington VA Dividend Capture
 Fund.........................     1.95%       697,791     1.352580          943,818
Huntington VA Dividend Capture
 Fund.........................     2.00%        50,716     1.375632           69,767
Huntington VA Dividend Capture
 Fund.........................     2.05%        41,354     1.373806           56,812
Huntington VA Dividend Capture
 Fund.........................     2.15%         1,552     1.368900            2,124
Huntington VA Dividend Capture
 Fund.........................     2.20%         2,064    13.667079           28,213
Huntington VA Growth Fund.....     1.15%     1,402,830     0.854848        1,199,206
Huntington VA Growth Fund.....     1.25%     2,658,439     0.852580        2,266,532
Huntington VA Growth Fund.....     1.35%        16,289     0.851512           13,871
Huntington VA Growth Fund.....     1.40%       502,212     0.846655          425,201
Huntington VA Growth Fund.....     1.45%     1,128,689     0.844665          953,364
Huntington VA Growth Fund.....     1.50%     2,849,604     0.843540        2,403,755
Huntington VA Growth Fund.....     1.60%     3,318,547     0.838786        2,783,551
Huntington VA Growth Fund.....     1.65%     1,614,821     1.205898        1,947,310
Huntington VA Growth Fund.....     1.75%     1,155,808     0.834486          964,506
Huntington VA Growth Fund.....     1.80%     1,626,351     0.833056        1,354,841
Huntington VA Growth Fund.....     1.90%        41,672    11.960684          498,423
Huntington VA Growth Fund.....     1.95%       579,813     0.828804          480,551

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-60 ____________________________________

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
Huntington VA Growth Fund.....     2.00%        55,537   $ 1.192154  $        66,208
Huntington VA Growth Fund.....     2.05%        19,780     1.190567           23,550
Huntington VA Growth Fund.....     2.10%           866    11.890056           10,292
Huntington VA Growth Fund.....     2.15%         3,506     1.186277            4,159
Huntington VA Growth Fund.....     2.20%           368    11.843525            4,364
Huntington VA Mid Corp America
 Fund.........................     1.15%       944,019     1.575703        1,487,493
Huntington VA Mid Corp America
 Fund.........................     1.25%     1,759,345     1.571492        2,764,796
Huntington VA Mid Corp America
 Fund.........................     1.35%        10,057     1.569517           15,785
Huntington VA Mid Corp America
 Fund.........................     1.40%       246,014     1.561618          384,180
Huntington VA Mid Corp America
 Fund.........................     1.45%       662,228     1.558315        1,031,959
Huntington VA Mid Corp America
 Fund.........................     1.50%     1,475,445     1.556243        2,296,151
Huntington VA Mid Corp America
 Fund.........................     1.60%     1,906,178     1.548516        2,951,747
Huntington VA Mid Corp America
 Fund.........................     1.65%     1,408,086     1.648247        2,320,873
Huntington VA Mid Corp America
 Fund.........................     1.75%       679,719     1.540596        1,047,172
Huntington VA Mid Corp America
 Fund.........................     1.80%     1,175,506     1.537975        1,807,899
Huntington VA Mid Corp America
 Fund.........................     1.90%        84,756    16.347797        1,385,567
Huntington VA Mid Corp America
 Fund.........................     1.95%       347,387     1.530115          531,543
Huntington VA Mid Corp America
 Fund.........................     2.00%        19,645     1.629430           32,011
Huntington VA Mid Corp America
 Fund.........................     2.05%        36,744     1.627270           59,793
Huntington VA Mid Corp America
 Fund.........................     2.10%           623    16.251286           10,128
Huntington VA Mid Corp America
 Fund.........................     2.20%         1,319    16.187755           21,356
Huntington VA New Economy
 Fund.........................     1.15%       460,164     1.583729          728,775
Huntington VA New Economy
 Fund.........................     1.25%       483,495     1.579483          763,673
Huntington VA New Economy
 Fund.........................     1.35%        21,667     1.577539           34,181
Huntington VA New Economy
 Fund.........................     1.40%       154,620     1.569536          242,682
Huntington VA New Economy
 Fund.........................     1.45%       136,146     1.566213          213,234
Huntington VA New Economy
 Fund.........................     1.50%       575,610     1.564130          900,329
Huntington VA New Economy
 Fund.........................     1.60%       567,473     1.556378          883,203
Huntington VA New Economy
 Fund.........................     1.65%       610,899     1.683128        1,028,221
Huntington VA New Economy
 Fund.........................     1.75%       317,240     1.548428          491,223
Huntington VA New Economy
 Fund.........................     1.80%       188,893     1.545774          291,986
Huntington VA New Economy
 Fund.........................     1.90%        20,346    16.693815          339,652
Huntington VA New Economy
 Fund.........................     1.95%       159,912     1.537870          245,924
Huntington VA New Economy
 Fund.........................     2.05%         5,171     1.661695            8,592
Huntington VA New Economy
 Fund.........................     2.20%           576    16.530340            9,522
Huntington VA Rotating Markets
 Fund.........................     1.15%       208,756     1.284505          268,148
Huntington VA Rotating Markets
 Fund.........................     1.25%       489,407     1.281089          626,974
Huntington VA Rotating Markets
 Fund.........................     1.35%           227     1.279492              291
Huntington VA Rotating Markets
 Fund.........................     1.40%        66,891     1.273012           85,153
Huntington VA Rotating Markets
 Fund.........................     1.45%       146,068     1.270311          185,552
Huntington VA Rotating Markets
 Fund.........................     1.50%       645,168     1.268619          818,472
Huntington VA Rotating Markets
 Fund.........................     1.60%       838,937     1.262327        1,059,012
Huntington VA Rotating Markets
 Fund.........................     1.65%       418,179     1.499586          627,096
Huntington VA Rotating Markets
 Fund.........................     1.75%       277,287     1.255862          348,234
Huntington VA Rotating Markets
 Fund.........................     1.80%       379,569     1.253730          475,876
Huntington VA Rotating Markets
 Fund.........................     1.90%        10,279    14.873317          152,877
Huntington VA Rotating Markets
 Fund.........................     1.95%       224,936     1.247316          280,567
Huntington VA Rotating Markets
 Fund.........................     2.05%         5,510     1.480472            8,158

_____________________________________ SA-61 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
Huntington VA Rotating Markets
 Fund.........................     2.20%           390   $14.727656  $         5,742
Huntington VA International
 Equity Fund..................     1.15%        34,319     1.283054           44,033
Huntington VA International
 Equity Fund..................     1.25%        50,690     1.281133           64,941
Huntington VA International
 Equity Fund..................     1.40%        20,319     1.278250           25,973
Huntington VA International
 Equity Fund..................     1.50%        20,533     1.276339           26,207
Huntington VA International
 Equity Fund..................     1.60%        24,024     1.274418           30,617
Huntington VA International
 Equity Fund..................     1.65%         1,670     1.273463            2,127
Huntington VA International
 Equity Fund..................     2.05%         8,493     1.265836           10,750
Huntington VA Macro 100
 Fund.........................     1.15%       388,124     1.095413          425,156
Huntington VA Macro 100
 Fund.........................     1.25%       476,191     1.093761          520,839
Huntington VA Macro 100
 Fund.........................     1.35%        62,697     1.092412           68,491
Huntington VA Macro 100
 Fund.........................     1.40%        22,413     1.091311           24,460
Huntington VA Macro 100
 Fund.........................     1.45%        41,202     1.090491           44,931
Huntington VA Macro 100
 Fund.........................     1.50%       268,664     1.089669          292,755
Huntington VA Macro 100
 Fund.........................     1.60%       208,791     1.088032          227,171
Huntington VA Macro 100
 Fund.........................     1.65%       912,608     1.087222          992,208
Huntington VA Macro 100
 Fund.........................     1.75%       135,309     1.085589          146,890
Huntington VA Macro 100
 Fund.........................     1.80%        88,020     1.084758           95,480
Huntington VA Macro 100
 Fund.........................     1.90%       120,738     1.083139          130,776
Huntington VA Macro 100
 Fund.........................     1.95%       186,348     1.082322          201,688
Huntington VA Macro 100
 Fund.........................     2.00%         2,335     1.081515            2,525
Huntington VA Macro 100
 Fund.........................     2.05%        24,746     1.080705           26,743
Huntington VA Mortgage
 Securities Fund..............     1.15%         9,307     1.044465            9,720
Huntington VA Mortgage
 Securities Fund..............     1.25%        87,357     1.042906           91,105
Huntington VA Mortgage
 Securities Fund..............     1.40%        11,889     1.040555           12,372
Huntington VA Mortgage
 Securities Fund..............     1.50%        40,652     1.038987           42,237
Huntington VA Mortgage
 Securities Fund..............     1.60%       112,322     1.037438          116,527
Huntington VA Mortgage
 Securities Fund..............     1.80%        12,002     1.034325           12,414
Huntington VA Situs Small Cap
 Fund.........................     1.15%       205,615     1.307997          268,943
Huntington VA Situs Small Cap
 Fund.........................     1.25%       274,974     1.306025          359,123
Huntington VA Situs Small Cap
 Fund.........................     1.35%        10,744     1.304406           14,014
Huntington VA Situs Small Cap
 Fund.........................     1.40%        38,060     1.303096           49,596
Huntington VA Situs Small Cap
 Fund.........................     1.45%        35,416     1.302108           46,115
Huntington VA Situs Small Cap
 Fund.........................     1.50%       232,627     1.301135          302,679
Huntington VA Situs Small Cap
 Fund.........................     1.60%       128,051     1.299194          166,363
Huntington VA Situs Small Cap
 Fund.........................     1.65%       450,150     1.298206          584,387
Huntington VA Situs Small Cap
 Fund.........................     1.75%       120,279     1.296256          155,913
Huntington VA Situs Small Cap
 Fund.........................     1.80%        64,091     1.295283           83,016
Huntington VA Situs Small Cap
 Fund.........................     1.90%       494,467     1.293343          639,516
Huntington VA Situs Small Cap
 Fund.........................     1.95%       152,259     1.292369          196,775
Huntington VA Situs Small Cap
 Fund.........................     2.00%           826     1.291410            1,066
Huntington VA Situs Small Cap
 Fund.........................     2.05%        14,198     1.290436           18,321
Huntington VA Situs Small Cap
 Fund.........................     2.10%         9,704     1.289462           12,513
Huntington VA Situs Small Cap
 Fund.........................     2.20%         2,514     1.287526            3,237
Mercury Global Growth V.I.
 Fund -- Class I..............     1.25%        66,577     0.970165           64,591
Mercury Global Growth V.I.
 Fund -- Class I..............     1.45%        20,539     0.960650           19,731
Mercury Global Growth V.I.
 Fund -- Class I..............     1.60%        30,007     0.951766           28,560
Mercury Global Growth V.I.
 Fund -- Class I..............     1.80%        20,364     1.210922           24,659

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-62 ____________________________________

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
Mercury Large Cap Growth V.I.
 Fund -- Class I..............     1.25%        79,904   $ 0.957033  $        76,470
Mercury Large Cap Growth V.I.
 Fund -- Class I..............     1.45%         9,044     0.947607            8,570
Mercury Large Cap Growth V.I.
 Fund -- Class I..............     1.60%        76,471     0.938905           71,799
Mercury Large Cap Growth V.I.
 Fund -- Class I..............     1.80%         6,312     1.145764            7,233
MTB Large Cap Growth Fund
 II...........................     1.15%        29,908     1.014895           30,353
MTB Large Cap Growth Fund
 II...........................     1.35%        72,044     1.012358           72,934
MTB Large Cap Growth Fund
 II...........................     1.45%        55,457     1.009642           55,993
MTB Large Cap Growth Fund
 II...........................     1.65%       390,379     1.006124          392,770
MTB Large Cap Growth Fund
 II...........................     1.95%       109,065     1.000907          109,164
MTB Large Cap Value Fund II...     1.15%        14,453     1.144063           16,535
MTB Large Cap Value Fund II...     1.35%        90,649     1.141206          103,449
MTB Large Cap Value Fund II...     1.45%         6,568     1.138124            7,476
MTB Large Cap Value Fund II...     1.65%       521,362     1.134190          591,323
MTB Large Cap Value Fund II...     1.95%        24,562     1.128300           27,714
MTB Managed Allocation
 Fund -- Moderate Growth II...     1.15%     1,298,521     1.052312        1,366,449
MTB Managed Allocation
 Fund -- Moderate Growth II...     1.35%       105,205     1.049690          110,433
MTB Managed Allocation
 Fund -- Moderate Growth II...     1.45%         4,313     1.046851            4,515
MTB Managed Allocation
 Fund -- Moderate Growth II...     1.65%     2,429,182     1.043238        2,534,214
MTB Managed Allocation
 Fund -- Moderate Growth II...     1.95%        76,088     1.037808           78,965
MTB Managed Allocation
 Fund -- Aggressive Growth
 II...........................     1.15%           841    10.586504            8,900
Nations Marsico International
 Opportunities Portfolio......     1.25%    11,088,369     1.813963       20,113,892
Nations Marsico International
 Opportunities Portfolio......     1.35%       976,300     1.798334        1,755,713
Nations Marsico International
 Opportunities Portfolio......     1.40%     1,749,150     1.795948        3,141,382
Nations Marsico International
 Opportunities Portfolio......     1.45%       423,529     1.796252          760,764
Nations Marsico International
 Opportunities Portfolio......     1.55%        58,946     1.786094          105,282
Nations Marsico International
 Opportunities Portfolio......     1.60%       330,001     1.778421          586,881
Nations Marsico International
 Opportunities Portfolio......     1.65%       128,935     1.776029          228,993
Nations Marsico International
 Opportunities Portfolio......     1.70%     1,911,256     1.770966        3,384,770
Nations Marsico International
 Opportunities Portfolio......     1.75%     2,868,370     1.768625        5,073,070
Nations Marsico International
 Opportunities Portfolio......     1.80%        88,155     1.766253          155,705
Nations Marsico International
 Opportunities Portfolio......     1.85%     2,095,600     1.473646        3,088,172
Nations Marsico International
 Opportunities Portfolio......     1.90%       103,781     1.759578          182,610
Nations Marsico International
 Opportunities Portfolio......     1.95%       301,810     1.757251          530,357
Nations Marsico International
 Opportunities Portfolio......     2.00%       262,262     1.754899          460,243
Nations Marsico International
 Opportunities Portfolio......     2.10%       109,148     1.747617          190,749
Nations Marsico International
 Opportunities Portfolio......     2.15%       151,060     1.745856          263,729
Nations High Yield Bond
 Portfolio....................     1.25%     6,623,846     1.460773        9,675,936
Nations High Yield Bond
 Portfolio....................     1.35%       459,206     1.450732          666,184
Nations High Yield Bond
 Portfolio....................     1.40%     1,475,887     1.448785        2,138,244
Nations High Yield Bond
 Portfolio....................     1.45%       436,300     1.446472          631,096
Nations High Yield Bond
 Portfolio....................     1.55%        78,316     1.440826          112,840
Nations High Yield Bond
 Portfolio....................     1.60%       457,574     1.434612          656,442
Nations High Yield Bond
 Portfolio....................     1.65%        75,605     1.432693          108,319
Nations High Yield Bond
 Portfolio....................     1.70%     2,281,415     1.428662        3,259,371
Nations High Yield Bond
 Portfolio....................     1.75%     3,123,340     1.426749        4,456,222
Nations High Yield Bond
 Portfolio....................     1.85%     1,107,094     1.428387        1,581,358
Nations High Yield Bond
 Portfolio....................     1.90%       155,894     1.419443          221,283
Nations High Yield Bond
 Portfolio....................     1.95%       340,529     1.417566          482,722

_____________________________________ SA-63 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
Nations High Yield Bond
 Portfolio....................     2.00%       227,710   $ 1.415654  $       322,359
Nations High Yield Bond
 Portfolio....................     2.10%       391,756     1.409775          552,287
Nations High Yield Bond
 Portfolio....................     2.15%       128,866     1.408360          181,490
Nations Marsico Focused
 Equities Portfolio...........     1.25%    41,438,747     1.712986       70,983,993
Nations Marsico Focused
 Equities Portfolio...........     1.35%     1,082,343     1.698172        1,838,005
Nations Marsico Focused
 Equities Portfolio...........     1.40%     4,814,931     1.695911        8,165,695
Nations Marsico Focused
 Equities Portfolio...........     1.45%       745,002     1.696213        1,263,682
Nations Marsico Focused
 Equities Portfolio...........     1.55%       105,048     1.686595          177,173
Nations Marsico Focused
 Equities Portfolio...........     1.60%       465,983     1.679310          782,531
Nations Marsico Focused
 Equities Portfolio...........     1.65%       126,722     1.677073          212,522
Nations Marsico Focused
 Equities Portfolio...........     1.70%     1,756,174     1.672359        2,936,953
Nations Marsico Focused
 Equities Portfolio...........     1.75%     4,339,846     1.670126        7,248,090
Nations Marsico Focused
 Equities Portfolio...........     1.80%        87,607     1.667892          146,119
Nations Marsico Focused
 Equities Portfolio...........     1.85%     1,423,983     1.169808        1,665,787
Nations Marsico Focused
 Equities Portfolio...........     1.90%       127,948     1.661545          212,592
Nations Marsico Focused
 Equities Portfolio...........     1.95%       149,600     1.659356          248,240
Nations Marsico Focused
 Equities Portfolio...........     2.00%       147,546     1.657138          244,504
Nations Marsico Focused
 Equities Portfolio...........     2.10%       133,479     1.650245          220,274
Nations Marsico Focused
 Equities Portfolio...........     2.15%        51,313     1.648583           84,593
Nations Asset Allocation
 Portfolio....................     1.25%     5,306,107     1.080659        5,734,092
Nations Asset Allocation
 Portfolio....................     1.35%        91,008     1.071299           97,497
Nations Asset Allocation
 Portfolio....................     1.40%     1,033,748     1.069894        1,106,001
Nations Asset Allocation
 Portfolio....................     1.45%       365,229     1.070056          390,817
Nations Asset Allocation
 Portfolio....................     1.55%         7,790     1.064022            8,288
Nations Asset Allocation
 Portfolio....................     1.60%       115,751     1.059420          122,629
Nations Asset Allocation
 Portfolio....................     1.70%       214,986     1.055016          226,813
Nations Asset Allocation
 Portfolio....................     1.75%       792,884     1.053612          835,392
Nations Asset Allocation
 Portfolio....................     1.85%       106,611     1.016191          108,337
Nations Asset Allocation
 Portfolio....................     1.90%        11,590     1.048228           12,149
Nations Asset Allocation
 Portfolio....................     1.95%        29,595     1.046835           30,981
Nations Asset Allocation
 Portfolio....................     2.00%         5,749     1.045435            6,010
Nations Asset Allocation
 Portfolio....................     2.10%        72,478     1.041088           75,455
Nations Asset Allocation
 Portfolio....................     2.15%        30,545     1.040043           31,768
Nations Marsico Growth
 Portfolio....................     1.25%    27,424,008     1.627175       44,623,660
Nations Marsico Growth
 Portfolio....................     1.35%       480,136     1.613163          774,538
Nations Marsico Growth
 Portfolio....................     1.40%           412     0.969823              400
Nations Marsico Growth
 Portfolio....................     1.40%     3,557,402     1.611011        5,731,014
Nations Marsico Growth
 Portfolio....................     1.45%       666,885     1.611250        1,074,518
Nations Marsico Growth
 Portfolio....................     1.55%        30,155     1.602158           48,313
Nations Marsico Growth
 Portfolio....................     1.60%       655,638     1.595196        1,045,871
Nations Marsico Growth
 Portfolio....................     1.65%       106,814     1.593091          170,164
Nations Marsico Growth
 Portfolio....................     1.70%     1,528,574     1.588589        2,428,279
Nations Marsico Growth
 Portfolio....................     1.75%     2,623,618     1.586458        4,162,277
Nations Marsico Growth
 Portfolio....................     1.80%        16,196     1.584346           25,660
Nations Marsico Growth
 Portfolio....................     1.85%     1,716,783     1.102062        1,892,001
Nations Marsico Growth
 Portfolio....................     1.90%       106,942     1.578346          168,791
Nations Marsico Growth
 Portfolio....................     1.95%       219,727     1.576235          346,341
Nations Marsico Growth
 Portfolio....................     2.00%       207,368     1.574130          326,425

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-64 ____________________________________

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
Nations Marsico Growth
 Portfolio....................     2.10%       595,757   $ 1.567598  $       933,908
Nations Marsico Growth
 Portfolio....................     2.15%       189,778     1.566045          297,201
Nations Marsico 21st Century
 Portfolio....................     1.25%     6,842,801     1.028081        7,034,954
Nations Marsico 21st Century
 Portfolio....................     1.35%       407,741     1.019244          415,587
Nations Marsico 21st Century
 Portfolio....................     1.40%       572,946     1.017886          583,194
Nations Marsico 21st Century
 Portfolio....................     1.45%       291,713     1.018015          296,967
Nations Marsico 21st Century
 Portfolio....................     1.60%       259,714     1.007891          261,763
Nations Marsico 21st Century
 Portfolio....................     1.65%        41,453     1.006556           41,725
Nations Marsico 21st Century
 Portfolio....................     1.70%       999,897     1.003717        1,003,614
Nations Marsico 21st Century
 Portfolio....................     1.75%       921,944     1.002394          924,151
Nations Marsico 21st Century
 Portfolio....................     1.85%       301,058     1.461907          440,119
Nations Marsico 21st Century
 Portfolio....................     1.95%       178,435     0.995914          177,706
Nations Marsico 21st Century
 Portfolio....................     2.00%        19,335     0.994612           19,231
Nations Marsico 21st Century
 Portfolio....................     2.10%        57,397     0.990460           56,850
Nations Marsico 21st Century
 Portfolio....................     2.15%        37,849     0.989469           37,451
Nations Midcap Growth
 Portfolio....................     1.25%     7,109,912     0.803716        5,714,350
Nations Midcap Growth
 Portfolio....................     1.35%     1,409,826     0.799183        1,126,709
Nations Midcap Growth
 Portfolio....................     1.40%     1,741,256     0.798107        1,389,708
Nations Midcap Growth
 Portfolio....................     1.45%       828,434     0.796255          659,646
Nations Midcap Growth
 Portfolio....................     1.55%       106,682     0.793738           84,677
Nations Midcap Growth
 Portfolio....................     1.60%       538,700     0.790716          425,958
Nations Midcap Growth
 Portfolio....................     1.65%       179,690     0.789648          141,892
Nations Midcap Growth
 Portfolio....................     1.70%     4,510,574     0.787416        3,551,698
Nations Midcap Growth
 Portfolio....................     1.75%     5,936,923     0.786355        4,668,529
Nations Midcap Growth
 Portfolio....................     1.85%     3,095,988     0.781527        2,419,598
Nations Midcap Growth
 Portfolio....................     1.90%       266,494     0.782339          208,488
Nations Midcap Growth
 Portfolio....................     1.95%       536,525     0.781318          419,197
Nations Midcap Growth
 Portfolio....................     2.00%       604,997     0.780259          472,055
Nations Midcap Growth
 Portfolio....................     2.10%       288,399     0.776984          224,081
Nations Midcap Growth
 Portfolio....................     2.15%       531,524     0.776216          412,578
Nations Small Company
 Portfolio....................     1.25%     5,210,434     1.150236        5,993,228
Nations Small Company
 Portfolio....................     1.35%       682,222     1.140307          777,943
Nations Small Company
 Portfolio....................     1.40%     1,245,170     1.138780        1,417,975
Nations Small Company
 Portfolio....................     1.45%       350,023     1.138928          398,652
Nations Small Company
 Portfolio....................     1.55%        57,539     1.132510           65,163
Nations Small Company
 Portfolio....................     1.60%       276,990     1.127623          312,341
Nations Small Company
 Portfolio....................     1.65%       100,174     1.126117          112,808
Nations Small Company
 Portfolio....................     1.70%     1,678,299     1.122944        1,884,635
Nations Small Company
 Portfolio....................     1.75%     2,898,145     1.121426        3,250,055
Nations Small Company
 Portfolio....................     1.85%     1,411,881     1.092299        1,542,196
Nations Small Company
 Portfolio....................     1.90%        60,919     1.115698           67,967
Nations Small Company
 Portfolio....................     1.95%       311,721     1.114195          347,318
Nations Small Company
 Portfolio....................     2.00%       202,740     1.112706          225,590
Nations Small Company
 Portfolio....................     2.10%       144,081     1.108090          159,654
Nations Small Company
 Portfolio....................     2.15%       205,027     1.106971          226,959
Nations Value Portfolio.......     1.25%    10,274,583     1.235396       12,693,179
Nations Value Portfolio.......     1.35%     1,318,285     1.224762        1,614,585
Nations Value Portfolio.......     1.40%     2,384,773     1.223115        2,916,852

_____________________________________ SA-65 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
Nations Value Portfolio.......     1.45%       577,481   $ 1.223279  $       706,419
Nations Value Portfolio.......     1.55%       153,303     1.216411          186,480
Nations Value Portfolio.......     1.60%       346,913     1.211128          420,156
Nations Value Portfolio.......     1.65%       234,351     1.209514          283,451
Nations Value Portfolio.......     1.70%     3,321,738     1.206077        4,006,272
Nations Value Portfolio.......     1.75%     4,631,096     1.204476        5,578,044
Nations Value Portfolio.......     1.80%        25,186     1.202886           30,295
Nations Value Portfolio.......     1.85%     1,541,350     1.112430        1,714,644
Nations Value Portfolio.......     1.90%       159,646     1.198315          191,307
Nations Value Portfolio.......     1.95%       304,060     1.196710          363,871
Nations Value Portfolio.......     2.00%       449,426     1.195123          537,120
Nations Value Portfolio.......     2.10%       179,419     1.190183          213,542
Nations Value Portfolio.......     2.15%       326,922     1.188988          388,706
Pioneer Fund VCT Portfolio --
 Class II.....................     1.15%       867,095     1.020694          885,039
Pioneer Fund VCT Portfolio --
 Class II.....................     1.25%    13,693,473     1.020435       13,973,299
Pioneer Fund VCT Portfolio --
 Class II.....................     1.35%        35,764     1.020178           36,486
Pioneer Fund VCT Portfolio --
 Class II.....................     1.40%     2,376,246     1.020048        2,423,885
Pioneer Fund VCT Portfolio --
 Class II.....................     1.45%     8,512,187     1.019916        8,681,716
Pioneer Fund VCT Portfolio --
 Class II.....................     1.50%       936,458     1.019797          954,997
Pioneer Fund VCT Portfolio --
 Class II.....................     1.60%     3,353,031     1.019537        3,418,539
Pioneer Fund VCT Portfolio --
 Class II.....................     1.65%       898,259     1.019406          915,691
Pioneer Fund VCT Portfolio --
 Class II.....................     1.70%        31,890     1.019279           32,504
Pioneer Fund VCT Portfolio --
 Class II.....................     1.75%     3,904,381     1.019150        3,979,150
Pioneer Fund VCT Portfolio --
 Class II.....................     1.80%     6,109,214     1.019021        6,225,417
Pioneer Fund VCT Portfolio --
 Class II.....................     1.90%     6,923,528     1.018768        7,053,469
Pioneer Fund VCT Portfolio --
 Class II.....................     1.95%     1,762,734     1.018639        1,795,590
Pioneer Fund VCT Portfolio --
 Class II.....................     2.00%       443,697     1.018506          451,908
Pioneer Fund VCT Portfolio --
 Class II.....................     2.05%        61,244     1.018384           62,370
Pioneer Fund VCT Portfolio --
 Class II.....................     2.10%       238,243     1.018250          242,591
Pioneer Fund VCT Portfolio --
 Class II.....................     2.15%       141,186     1.018124          143,745
Pioneer Fund VCT Portfolio --
 Class II.....................     2.20%       268,359     1.017996          273,188
Pioneer Fund VCT Portfolio --
 Class II.....................     2.25%        31,855     1.017870           32,424
Pioneer Fund VCT Portfolio --
 Class II.....................     2.30%           850     1.017740              866
Pioneer Oak Ridge Large Cap
 Growth VCT Portfolio -- Class
 II...........................     1.15%       236,318     1.039627          245,683
Pioneer Oak Ridge Large Cap
 Growth VCT Portfolio -- Class
 II...........................     1.25%     1,702,559     1.039369        1,769,587
Pioneer Oak Ridge Large Cap
 Growth VCT Portfolio -- Class
 II...........................     1.35%        20,670     1.039106           21,480
Pioneer Oak Ridge Large Cap
 Growth VCT Portfolio -- Class
 II...........................     1.40%       527,063     1.038973          547,605
Pioneer Oak Ridge Large Cap
 Growth VCT Portfolio -- Class
 II...........................     1.45%     1,418,605     1.038841        1,473,705
Pioneer Oak Ridge Large Cap
 Growth VCT Portfolio -- Class
 II...........................     1.50%       125,589     1.038710          130,451
Pioneer Oak Ridge Large Cap
 Growth VCT Portfolio -- Class
 II...........................     1.60%       869,115     1.038449          902,531
Pioneer Oak Ridge Large Cap
 Growth VCT Portfolio -- Class
 II...........................     1.65%       561,883     1.038320          583,414
Pioneer Oak Ridge Large Cap
 Growth VCT Portfolio -- Class
 II...........................     1.70%       149,530     1.038187          155,240
Pioneer Oak Ridge Large Cap
 Growth VCT Portfolio -- Class
 II...........................     1.75%     1,758,585     1.038059        1,825,515
Pioneer Oak Ridge Large Cap
 Growth VCT Portfolio -- Class
 II...........................     1.80%     1,504,735     1.037927        1,561,805
Pioneer Oak Ridge Large Cap
 Growth VCT Portfolio -- Class
 II...........................     1.90%     4,125,577     1.037665        4,280,966
Pioneer Oak Ridge Large Cap
 Growth VCT Portfolio -- Class
 II...........................     1.95%     1,028,131     1.037534        1,066,721
Pioneer Oak Ridge Large Cap
 Growth VCT Portfolio -- Class
 II...........................     2.00%        51,459     1.037406           53,384
Pioneer Oak Ridge Large Cap
 Growth VCT Portfolio -- Class
 II...........................     2.05%        37,684     1.037273           39,089

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-66 ____________________________________

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
Pioneer Oak Ridge Large Cap
 Growth VCT Portfolio -- Class
 II...........................     2.10%       122,588   $ 1.037145  $       127,142
Pioneer Oak Ridge Large Cap
 Growth VCT Portfolio -- Class
 II...........................     2.20%        77,602     1.036880           80,464
Pioneer Value VCT Portfolio --
 Class II.....................     1.15%       558,203     1.000697          558,592
Pioneer Value VCT Portfolio --
 Class II.....................     1.25%    26,279,015     1.000446       26,290,736
Pioneer Value VCT Portfolio --
 Class II.....................     1.35%        18,427     1.000196           18,431
Pioneer Value VCT Portfolio --
 Class II.....................     1.40%     3,914,105     1.000069        3,914,385
Pioneer Value VCT Portfolio --
 Class II.....................     1.45%     8,797,040     0.999943        8,796,539
Pioneer Value VCT Portfolio --
 Class II.....................     1.50%       216,308     0.999819          216,269
Pioneer Value VCT Portfolio --
 Class II.....................     1.60%     2,064,527     0.999565        2,063,629
Pioneer Value VCT Portfolio --
 Class II.....................     1.65%       885,060     0.999436          884,560
Pioneer Value VCT Portfolio --
 Class II.....................     1.70%        80,328     0.999313           80,273
Pioneer Value VCT Portfolio --
 Class II.....................     1.75%     3,607,337     0.999187        3,604,404
Pioneer Value VCT Portfolio --
 Class II.....................     1.80%     3,621,673     0.999061        3,618,272
Pioneer Value VCT Portfolio --
 Class II.....................     1.90%     4,077,418     0.998811        4,072,570
Pioneer Value VCT Portfolio --
 Class II.....................     1.95%     1,043,795     0.998681        1,042,418
Pioneer Value VCT Portfolio --
 Class II.....................     2.00%       150,743     0.998556          150,525
Pioneer Value VCT Portfolio --
 Class II.....................     2.05%       132,186     0.998433          131,978
Pioneer Value VCT Portfolio --
 Class II.....................     2.10%        63,319     0.998305           63,211
Pioneer Value VCT Portfolio --
 Class II.....................     2.15%       126,720     0.998178          126,489
Pioneer Value VCT Portfolio --
 Class II.....................     2.20%       141,424     0.998059          141,149
Pioneer Value VCT Portfolio --
 Class II.....................     2.30%           522     0.997805              521
Jennison 20/20 Focus Portfolio
 -- Class II..................     1.25%       243,079     1.270271          308,776
Jennison 20/20 Focus Portfolio
 -- Class II..................     1.40%        29,836     1.259783           37,587
Jennison 20/20 Focus Portfolio
 -- Class II..................     1.45%        79,571     1.257835          100,088
Jennison 20/20 Focus Portfolio
 -- Class II..................     1.60%        82,809     1.247443          103,299
Jennison 20/20 Focus Portfolio
 -- Class II..................     1.65%        42,781     1.271315           54,388
Jennison 20/20 Focus Portfolio
 -- Class II..................     1.80%        32,923     1.262122           41,553
Jennison Portfolio -- Class
 II...........................     1.25%       759,457     0.665435          505,369
Jennison Portfolio -- Class
 II...........................     1.40%       112,362     0.659920           74,150
Jennison Portfolio -- Class
 II...........................     1.45%       436,875     0.658888          287,852
Jennison Portfolio -- Class
 II...........................     1.60%       220,454     0.653458          144,057
Jennison Portfolio -- Class
 II...........................     1.65%       293,558     0.931001          273,303
Jennison Portfolio -- Class
 II...........................     1.80%        87,225     0.924280           80,621
Prudential Value Portfolio --
 Class II.....................     1.25%       156,586     1.196600          187,371
Prudential Value Portfolio --
 Class II.....................     1.40%        56,317     1.188242           66,918
Prudential Value Portfolio --
 Class II.....................     1.45%       218,439     1.185487          258,957
Prudential Value Portfolio --
 Class II.....................     1.60%        79,115     1.177190           93,133
Prudential Value Portfolio --
 Class II.....................     1.65%        88,251     1.174456          103,647
Prudential Value Portfolio --
 Class II.....................     1.75%        59,945     1.171164           70,206
Prudential Value Portfolio --
 Class II.....................     1.80%       125,888     1.166272          146,820
SP William Blair International
 Growth Portfolio -- Class
 II...........................     1.25%        50,957     1.016050           51,775
SP William Blair International
 Growth Portfolio -- Class
 II...........................     1.45%        30,626     1.006610           30,827
SP William Blair International
 Growth Portfolio -- Class
 II...........................     1.60%         9,865     0.999593            9,861
SP William Blair International
 Growth Portfolio -- Class
 II...........................     1.80%        77,536     0.990304           76,784
Smith Barney Government Fund
 -- Class A...................     1.00%         6,890     2.939165           20,251
Smith Barney Appreciation Fund
 -- Class A...................     1.00%        11,314    13.609993          153,987
Smith Barney Cash Portfolio --
 Class A......................     1.00%         3,842     3.282092           12,611
Smith Barney Cash Portfolio --
 Class A......................     1.00%        69,527     3.396228          236,130

_____________________________________ SA-67 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
UBS Series Trust -- U.S.
 Allocation Portfolio -- Class
 I............................     1.15%        90,063   $ 1.136717  $       102,377
UBS Series Trust -- U.S.
 Allocation Portfolio -- Class
 I............................     1.25%    13,193,779     1.133708       14,957,892
UBS Series Trust -- U.S.
 Allocation Portfolio -- Class
 I............................     1.40%       475,437     1.122414          533,637
UBS Series Trust -- U.S.
 Allocation Portfolio -- Class
 I............................     1.45%       201,418     0.979119          197,213
UBS Series Trust -- U.S.
 Allocation Portfolio -- Class
 I............................     1.50%     1,987,974     0.962304        1,913,035
UBS Series Trust -- U.S.
 Allocation Portfolio -- Class
 I............................     1.60%       276,341     0.972040          268,614
UBS Series Trust -- U.S.
 Allocation Portfolio -- Class
 I............................     1.65%       129,086     1.105730          142,734
UBS Series Trust -- U.S.
 Allocation Portfolio -- Class
 I............................     1.70%        19,466     0.952892           18,549
UBS Series Trust -- U.S.
 Allocation Portfolio -- Class
 I............................     1.75%       111,371     0.967061          107,703
UBS Series Trust -- U.S.
 Allocation Portfolio -- Class
 I............................     1.85%        59,675     1.094895           65,338
UBS Series Trust -- U.S.
 Allocation Portfolio -- Class
 I............................     1.95%       142,397     0.960470          136,768
UBS Series Trust -- U.S.
 Allocation Portfolio -- Class
 I............................     2.00%        25,383     1.089314           27,650
Victory Variable Insurance
 Diversified Stock Fund --
 Class A......................     1.25%       129,932    10.834776        1,407,789
Victory Variable Insurance
 Diversified Stock Fund --
 Class A......................     1.40%        10,054    10.755209          108,128
Victory Variable Insurance
 Diversified Stock Fund --
 Class A......................     1.45%        27,143    10.728815          291,207
Victory Variable Insurance
 Diversified Stock Fund --
 Class A......................     1.60%        38,375    10.650019          408,696
Victory Variable Insurance
 Diversified Stock Fund --
 Class A......................     1.75%         5,975    10.595566           63,306
Wells Fargo Advantage Asset
 Allocation Fund..............     1.65%       226,300     1.179275          266,870
Wells Fargo Advantage Asset
 Allocation Fund..............     1.90%        31,770     1.169565           37,158
Wells Fargo Advantage Total
 Return Bond Fund.............     1.15%        27,612     1.166838           32,219
Wells Fargo Advantage Total
 Return Bond Fund.............     1.65%        62,904     1.144481           71,994
Wells Fargo Advantage Total
 Return Bond Fund.............     1.90%        34,334     1.135088           38,972
Wells Fargo Advantage Equity
 Income Fund..................     1.15%        56,217     1.210244           68,036
Wells Fargo Advantage Equity
 Income Fund..................     1.65%        67,200     1.187091           79,771
Wells Fargo Advantage Equity
 Income Fund..................     1.90%         9,643     1.177301           11,353
Wells Fargo Advantage
 International Core Fund......     1.15%         6,387     1.226820            7,835
Wells Fargo Advantage
 International Core Fund......     1.65%        61,112     1.203348           73,540
Wells Fargo Advantage Large
 Company Growth Fund..........     1.15%        64,599     1.067331           68,949
Wells Fargo Advantage Large
 Company Growth Fund..........     1.65%       100,664     1.046872          105,382
Wells Fargo Advantage Large
 Company Growth Fund..........     1.90%        11,728     1.038267           12,177
Wells Fargo Advantage Small
 Cap Growth Fund..............     1.15%         1,666     1.170801            1,951
Wells Fargo Advantage Small
 Cap Growth Fund..............     1.65%        16,724     1.148379           19,205
STI Classic VT Capital
 Appreciation Fund............     1.40%       200,785     1.213271          243,607
STI Classic VT Capital
 Appreciation Fund............     1.45%         4,485     1.211633            5,434
STI Classic VT Capital
 Appreciation Fund............     1.60%       191,316     1.205692          230,668
STI Classic VT Capital
 Appreciation Fund............     1.70%        13,457     1.202110           16,176
STI Classic VT Capital
 Appreciation Fund............     1.75%       501,273     1.199405          601,230
STI Classic VT Capital
 Appreciation Fund............     1.80%       774,309     1.197792          927,460
STI Classic VT Capital
 Appreciation Fund............     1.90%       120,726    11.938693        1,441,311
STI Classic VT Capital
 Appreciation Fund............     1.95%        53,749     1.191902           64,064
STI Classic VT Capital
 Appreciation Fund............     2.05%        43,868     1.188357           52,131
STI Classic VT Capital
 Appreciation Fund............     2.15%        26,429     1.184114           31,295
STI Classic VT Capital
 Appreciation Fund............     2.20%        15,530    11.821731          183,597
STI Classic VT Large Cap
 Relative Value Fund..........     1.40%        68,713     1.579772          108,552
STI Classic VT Large Cap
 Relative Value Fund..........     1.45%       122,276     1.577650          192,908
STI Classic VT Large Cap
 Relative Value Fund..........     1.70%         9,925     1.565252           15,535
STI Classic VT Large Cap
 Relative Value Fund..........     1.75%       554,562     1.561741          866,081
STI Classic VT Large Cap
 Relative Value Fund..........     1.80%       520,852     1.559650          812,346

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-68 ____________________________________

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
STI Classic VT Large Cap
 Relative Value Fund..........     1.90%        25,490   $15.545557  $       396,249
STI Classic VT Large Cap
 Relative Value Fund..........     1.95%        95,710     1.551973          148,538
STI Classic VT Large Cap
 Relative Value Fund..........     2.00%        34,211     1.549475           53,010
STI Classic VT Large Cap
 Relative Value Fund..........     2.05%        12,838     1.547402           19,865
STI Classic VT Large Cap
 Relative Value Fund..........     2.15%        10,820     1.541857           16,682
STI Classic VT Large Cap
 Relative Value Fund..........     2.20%         3,902    15.393297           60,068
STI Classic VT Mid-Cap Equity
 Fund.........................     1.40%        42,498     1.673130           71,104
STI Classic VT Mid-Cap Equity
 Fund.........................     1.60%         8,491     1.662685           14,118
STI Classic VT Mid-Cap Equity
 Fund.........................     1.70%        85,212     1.657756          141,261
STI Classic VT Mid-Cap Equity
 Fund.........................     1.75%       223,626     1.654029          369,884
STI Classic VT Mid-Cap Equity
 Fund.........................     1.80%       256,700     1.651816          424,021
STI Classic VT Mid-Cap Equity
 Fund.........................     1.90%        31,780    16.464077          523,231
STI Classic VT Mid-Cap Equity
 Fund.........................     2.05%        14,684     1.638802           24,064
STI Classic VT Mid-Cap Equity
 Fund.........................     2.15%        11,921     1.632967           19,467
STI Classic VT Mid-Cap Equity
 Fund.........................     2.20%         2,859    16.302884           46,615
STI Classic VT Large Cap Value
 Equity Fund..................     1.40%        58,019     1.516413           87,981
STI Classic VT Large Cap Value
 Equity Fund..................     1.45%         2,209     1.514372            3,345
STI Classic VT Large Cap Value
 Equity Fund..................     1.60%        10,430     1.506953           15,717
STI Classic VT Large Cap Value
 Equity Fund..................     1.70%        10,730     1.502480           16,122
STI Classic VT Large Cap Value
 Equity Fund..................     1.75%       370,670     1.499101          555,671
STI Classic VT Large Cap Value
 Equity Fund..................     1.80%       470,220     1.497096          703,965
STI Classic VT Large Cap Value
 Equity Fund..................     1.90%        15,847    14.921971          236,474
STI Classic VT Large Cap Value
 Equity Fund..................     1.95%       202,143     1.489750          301,142
STI Classic VT Large Cap Value
 Equity Fund..................     2.00%        11,398     1.487303           16,953
STI Classic VT Large Cap Value
 Equity Fund..................     2.05%        14,755     1.485320           21,917
STI Classic VT Large Cap Value
 Equity Fund..................     2.15%        13,139     1.480015           19,446
STI Classic VT Large Cap Value
 Equity Fund..................     2.20%         3,680    14.775851           54,373
                                                                     ---------------
    SUB-TOTAL.................                                       $18,009,831,798
                                                                     ---------------

_____________________________________ SA-69 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
ANNUITY CONTRACTS IN THE
 ANNUITY PERIOD (BY
 SUB-ACCOUNT):
American Century(R) VP Capital
 Appreciation Fund -- Class
 INV..........................     1.25%         3,649   $ 1.389542  $         5,070
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.25%         8,412     1.041752            8,763
AllianceBernstein VP Growth
 and Income Portfolio -- Class
 B............................     1.25%        38,199     1.234547           47,158
BB&T Large Cap Value VIF......     1.25%           843     1.532132            1,291
Calvert Social Balanced
 Portfolio -- Class I.........     1.25%        58,313     3.057638          178,301
Evergreen VA Growth Fund --
 Class I......................     1.25%        28,884     1.312338           37,905
Evergreen VA International
 Equity Fund -- Class I.......     1.25%        23,332     1.651053           38,523
Evergreen VA Omega Fund --
 Class I......................     1.25%         9,084     0.814307            7,397
Evergreen VA Fundamental Large
 Cap Fund -- Class I..........     1.25%        25,249     1.228645           31,022
Fidelity(R) VIP Growth --
 Class INIT...................     1.25%         3,296     1.913934            6,309
Fidelity(R) VIP Contrafund(R)
 -- Class INIT................     1.25%           200     3.038367              607
Hartford Advisers HLS Fund --
 Class IA.....................     0.15%        14,582     8.879802          129,486
Hartford Advisers HLS Fund --
 Class IA.....................     1.00%        33,556     7.324372          245,773
Hartford Advisers HLS Fund --
 Class IA.....................     1.15%       246,295     1.090110          268,488
Hartford Advisers HLS Fund --
 Class IA.....................     1.25%     2,030,475     4.792810        9,731,682
Hartford Advisers HLS Fund --
 Class IA.....................     1.25%     1,408,143     6.953403        9,791,383
Hartford Advisers HLS Fund --
 Class IA.....................     1.50%        10,017     1.108717           11,106
Hartford Advisers HLS Fund --
 Class IB.....................     1.25%        33,631     1.190596           40,041
Hartford Advisers HLS Fund --
 Class IB.....................     1.40%        15,511     1.178754           18,283
Hartford Advisers HLS Fund --
 Class IB.....................     1.45%        36,667     1.003648           36,801
Hartford Total Return Bond HLS
 Fund -- Class IA.............     0.15%         1,529     7.190710           10,998
Hartford Total Return Bond HLS
 Fund -- Class IA.............     1.00%        24,121     7.248132          174,829
Hartford Total Return Bond HLS
 Fund -- Class IA.............     1.00%         4,813     7.219514           34,750
Hartford Total Return Bond HLS
 Fund -- Class IA.............     1.00%         5,466     6.094318           33,312
Hartford Total Return Bond HLS
 Fund -- Class IA.............     1.15%        10,257     1.458910           14,964
Hartford Total Return Bond HLS
 Fund -- Class IA.............     1.25%       167,789     6.837297        1,147,224
Hartford Total Return Bond HLS
 Fund -- Class IA.............     1.25%       610,126     3.138999        1,915,186
Hartford Total Return Bond HLS
 Fund -- Class IA.............     1.50%        23,575     1.408340           33,202
Hartford Total Return Bond HLS
 Fund -- Class IB.............     1.25%        51,084     1.436580           73,386
Hartford Total Return Bond HLS
 Fund -- Class IB.............     1.40%        12,084     1.422302           17,186
Hartford Total Return Bond HLS
 Fund -- Class IB.............     1.45%        34,406     1.386765           47,714
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     0.15%         3,993    23.878318           95,338
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.00%         6,320    19.845248          125,423
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.15%       160,212     1.920746          307,727
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.25%       336,442    18.885442        6,353,859
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.25%       468,894    11.563264        5,421,940
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.50%         7,699     2.026449           15,602
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.25%           309     2.075515              641
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.40%         9,793     2.054889           20,124
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.45%        15,980     1.284834           20,532
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.15%        12,353     1.372786           16,958
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.25%       749,817     3.288844        2,466,030
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.25%       338,209     2.958029        1,000,431
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.50%         9,066     1.318722           11,955
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.25%         5,490     1.346437            7,392
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.40%        13,767     1.333084           18,352
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.45%        11,582     1.363682           15,794

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-70 ____________________________________

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.25%       141,085   $ 1.891944  $       266,925
Hartford Global Communications
 HLS Fund -- Class IA.........     1.15%         2,579     1.124320            2,900
Hartford Global Health HLS
 Fund -- Class IA.............     1.15%        12,281     1.976541           24,274
Hartford Global Health HLS
 Fund -- Class IA.............     1.25%        17,903     1.962470           35,135
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.00%         6,289     1.907962           11,999
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.15%        17,952     1.251555           22,468
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.25%       160,553     1.873797          300,843
Hartford Global Technology HLS
 Fund -- Class IA.............     1.25%         8,901     0.503177            4,479
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.25%       114,684     1.283934          147,246
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.15%         4,768     1.054512            5,027
Hartford Growth HLS Fund --
 Class IA.....................     1.00%         4,220     1.304944            5,506
Hartford Growth HLS Fund --
 Class IA.....................     1.15%        14,442     1.297765           18,743
Hartford Growth HLS Fund --
 Class IA.....................     1.25%        73,104     1.293037           94,527
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.15%        15,214     1.455585           22,146
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.25%       103,641     1.450274          150,308
Hartford High Yield HLS Fund
 -- Class IA..................     1.15%        19,177     1.244947           23,875
Hartford High Yield HLS Fund
 -- Class IA..................     1.25%       223,926     1.295861          290,177
Hartford High Yield HLS Fund
 -- Class IB..................     1.45%        33,440     1.196592           40,014
Hartford Index HLS Fund --
 Class IA.....................     0.15%         6,204     5.726045           35,524
Hartford Index HLS Fund --
 Class IA.....................     1.00%         5,757     1.907621           10,983
Hartford Index HLS Fund --
 Class IA.....................     1.25%       684,073     4.921917        3,366,948
Hartford Index HLS Fund --
 Class IA.....................     1.25%       372,115     4.732504        1,761,036
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.25%       153,031     1.345402          205,889
Hartford International Small
 Company HLS Fund -- Class
 IA...........................     1.25%        13,142     1.794538           23,584
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     0.15%         7,330     2.484405           18,211
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.15%         2,071     1.117841            2,315
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.25%       395,798     2.094602          829,040
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.25%       147,297     2.095418          308,649
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.25%         5,096     1.231284            6,274
Hartford MidCap HLS Fund --
 Class IA.....................     1.25%       168,384     3.701843          623,331
Hartford MidCap Value HLS Fund
 -- Class IA..................     1.15%         1,680     1.510683            2,538
Hartford MidCap Value HLS Fund
 -- Class IA..................     1.25%       141,774     1.503668          213,181
Hartford MidCap Value HLS Fund
 -- Class IB..................     1.45%        19,574     1.473590           28,845
Hartford Money Market HLS Fund
 -- Class IA..................     1.00%        43,631     3.066603          133,799
Hartford Money Market HLS Fund
 -- Class IA..................     1.15%        17,446     1.104241           19,264
Hartford Money Market HLS Fund
 -- Class IA..................     1.25%       161,231     3.312697          534,108
Hartford Money Market HLS Fund
 -- Class IA..................     1.25%       395,795     1.928786          763,403
Hartford Money Market HLS Fund
 -- Class IB..................     1.25%        12,904     1.138191           14,687
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.00%        17,772     3.764025           66,893
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.25%       142,404     3.571667          508,621
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.25%       223,960     2.874630          643,803
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.50%        25,254     1.306197           32,987
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.45%        21,790     1.260882           27,474
Hartford Small Company HLS
 Fund -- Class IA.............     1.15%        17,935     1.392632           24,976
Hartford Small Company HLS
 Fund -- Class IA.............     1.25%       137,483     2.278487          313,254
Hartford Small Company HLS
 Fund -- Class IB.............     1.25%         9,623     1.596690           15,365
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.15%           592     1.356746              804
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.25%       112,597     1.351765          152,204

_____________________________________ SA-71 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                              UNITS
                                  FEES      OWNED BY     UNIT FAIR      CONTRACT
                                (NOTE 3)  PARTICIPANTS    VALUE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Stock HLS Fund --
 Class IA.....................     0.15%         7,611   $15.995609  $       121,745
Hartford Stock HLS Fund --
 Class IA.....................     0.83%        38,115    15.992073          609,533
Hartford Stock HLS Fund --
 Class IA.....................     0.83%         4,728    16.020137           75,741
Hartford Stock HLS Fund --
 Class IA.....................     1.00%        97,463    19.566412        1,907,008
Hartford Stock HLS Fund --
 Class IA.....................     1.00%           771    19.505769           15,037
Hartford Stock HLS Fund --
 Class IA.....................     1.00%         9,204    15.351780          141,297
Hartford Stock HLS Fund --
 Class IA.....................     1.00%        10,201    11.188422          114,135
Hartford Stock HLS Fund --
 Class IA.....................     1.15%         4,358     0.948764            4,134
Hartford Stock HLS Fund --
 Class IA.....................     1.25%       487,747    18.471375        9,009,349
Hartford Stock HLS Fund --
 Class IA.....................     1.25%       806,248     5.941747        4,790,521
Hartford Stock HLS Fund --
 Class IB.....................     1.25%        17,831     1.098313           19,585
Hartford U.S. Government
 Securities HLS Fund -- Class
 IA...........................     1.25%       186,058     1.093489          203,452
Hartford U.S. Government
 Securities HLS Fund -- Class
 IA...........................     1.50%        29,634     1.083522           32,109
Hartford U.S. Government
 Securities HLS Fund -- Class
 IB...........................     1.45%        24,743     1.075961           26,622
Hartford Value HLS Fund --
 Class IA.....................     1.00%         4,700     1.146430            5,388
Hartford Value HLS Fund --
 Class IA.....................     1.15%        19,464     1.138452           22,159
Hartford Value HLS Fund --
 Class IA.....................     1.25%       204,006     1.133134          231,166
Hartford Value HLS Fund --
 Class IB.....................     1.45%         7,121     1.110438            7,908
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.25%        81,835     1.402849          114,802
Hartford Equity Income HLS
 Fund -- Class IA.............     1.25%        65,433     1.201827           78,639
Nations Marsico International
 Opportunities Portfolio......     1.25%         3,702     1.813963            6,715
Nations High Yield Bond
 Portfolio....................     1.25%         3,853     1.460773            5,629
Nations Marsico Focused
 Equities Portfolio...........     1.25%        22,523     1.712986           38,582
Nations Marsico Growth
 Portfolio....................     1.25%        19,091     1.627175           31,064
Jennison Portfolio -- Class
 II...........................     1.25%         8,878     0.665435            5,908
                                                                     ---------------
    SUB-TOTAL.................                                       $    69,809,048
                                                                     ---------------
GRAND TOTAL...................                                       $18,079,640,846
                                                                     ===============

# Rounded unit values

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-72 ____________________________________

                      (This page intentionally left blank)

_____________________________________ SA-73 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005

                                    AMERICAN
                                   CENTURY(R)
                                       VP
                                    CAPITAL            AIM V.I. CAPITAL
                                  APPRECIATION           APPRECIATION     AIM V.I. HIGH
                                      FUND                   FUND           YIELD FUND
                                  SUB-ACCOUNT             SUB-ACCOUNT      SUB-ACCOUNT
                           --------------------------  -----------------  --------------
INVESTMENT INCOME:
  Dividends..............        $ --                   $         4,564   $      537,537
                                 -------------          ---------------   --------------
EXPENSE:
  Mortality and expense
   risk charges..........              (42,682)                 (96,640)         (81,957)
                                 -------------          ---------------   --------------
    Net investment income
     (loss)..............              (42,682)                 (92,076)         455,580
                                 -------------          ---------------   --------------
CAPITAL GAINS INCOME
 (LOSS)..................          --                         --                --
                                 -------------          ---------------   --------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........                7,189                 (627,916)        (105,299)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................              715,280                1,217,294         (270,032)
                                 -------------          ---------------   --------------
    Net gain (loss) on
     investments.........              722,469                  589,378         (375,331)
                                 -------------          ---------------   --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....        $     679,787          $       497,302   $       80,249
                                 =============          ===============   ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-74 ____________________________________

                                              ALLIANCEBERNSTEIN   ALLIANCEBERNSTEIN                       BB&T CAPITAL
                           AIM V.I. PREMIER     VP GLOBAL BOND      VP GROWTH AND       BB&T MID CAP        MANAGER
                              EQUITY FUND         PORTFOLIO        INCOME PORTFOLIO      GROWTH VIF        EQUITY VIF
                              SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT (A)   SUB-ACCOUNT (B)
                           -----------------  ------------------  ------------------  ----------------  ----------------
INVESTMENT INCOME:
  Dividends..............  $        132,145     $      183,359      $      58,688     $     --           $      140,259
                           ----------------     --------------      -------------     ---------------    --------------
EXPENSE:
  Mortality and expense
   risk charges..........          (221,074)           (27,237)           (62,566)           (240,088)         (127,583)
                           ----------------     --------------      -------------     ---------------    --------------
    Net investment income
     (loss)..............           (88,929)           156,122             (3,878)           (240,088)           12,676
                           ----------------     --------------      -------------     ---------------    --------------
CAPITAL GAINS INCOME
 (LOSS)..................         --                    23,973          --                  --                --
                           ----------------     --------------      -------------     ---------------    --------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (2,348,449)           (10,720)            10,837              69,034            41,919
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         3,072,303           (365,188)           146,497           2,318,528           463,129
                           ----------------     --------------      -------------     ---------------    --------------
    Net gain (loss) on
     investments.........           723,854           (375,908)           157,334           2,387,562           505,048
                           ----------------     --------------      -------------     ---------------    --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $        634,925     $     (195,813)     $     153,456     $     2,147,474    $      517,724
                           ================     ==============      =============     ===============    ==============


                            BB&T LARGE CAP
                              VALUE VIF
                           SUB-ACCOUNT (C)
                           ----------------
INVESTMENT INCOME:
  Dividends..............  $      1,556,415
                           ----------------
EXPENSE:
  Mortality and expense
   risk charges..........        (1,101,710)
                           ----------------
    Net investment income
     (loss)..............           454,705
                           ----------------
CAPITAL GAINS INCOME
 (LOSS)..................         --
                           ----------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         1,004,577
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         2,872,315
                           ----------------
    Net gain (loss) on
     investments.........         3,876,892
                           ----------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $      4,331,597
                           ================

(a)  Formerly BB&T Mid Cap Growth Fund Sub-Account. Change effective May 2,
     2005.
(b) Formerly BB&T Capital Manager Equity Fund Sub-Account. Change effective May 2, 2005.
(c)  Formerly BB&T Large Cap Value Fund Sub-Account. Change effective May 2,
     2005.

_____________________________________ SA-75 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005


                              BB&T LARGE       BB&T SPECIAL
                               COMPANY        OPPORTUNITIES       BB&T TOTAL
                              GROWTH VIF        EQUITY VIF     RETURN BOND VIF
                           SUB-ACCOUNT (D)   SUB-ACCOUNT (E)   SUB-ACCOUNT (F)
                           ----------------  ----------------  ----------------
INVESTMENT INCOME:
  Dividends..............   $       43,479    $    --           $      55,164
                            --------------    --------------    -------------
EXPENSE:
  Mortality and expense
   risk charges..........         (156,875)         (102,651)         (18,506)
                            --------------    --------------    -------------
    Net investment income
     (loss)..............         (113,396)         (102,651)          36,658
                            --------------    --------------    -------------
CAPITAL GAINS INCOME
 (LOSS)..................        --                  128,950         --
                            --------------    --------------    -------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           57,935             4,094             (374)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................          133,025           374,345          (27,377)
                            --------------    --------------    -------------
    Net gain (loss) on
     investments.........          190,960           378,439          (27,751)
                            --------------    --------------    -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $       77,564    $      404,738    $       8,907
                            ==============    ==============    =============

(d)  Formerly BB&T Large Company Growth Fund Sub-Account. Change effective
     May 2, 2005.
(e) Formerly BB&T Special Opportunities Equity Fund Sub-Account. Change effective May 2, 2005.
(f) Formerly BB&T Total Return Bond Fund Sub-Account. Change effective May 2, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-76 ____________________________________


                           CALVERT SOCIAL                                        EVERGREEN VA                     EVERGREEN VA
                              BALANCED        EVERGREEN VA      EVERGREEN VA     INTERNATIONAL    EVERGREEN VA   SPECIAL VALUES
                              PORTFOLIO      BALANCED FUND      GROWTH FUND       EQUITY FUND      OMEGA FUND         FUND
                             SUB-ACCOUNT    SUB-ACCOUNT (G)   SUB-ACCOUNT (H)     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                           ---------------  ----------------  ----------------  ---------------  --------------  ---------------
INVESTMENT INCOME:
  Dividends..............   $      63,624    $      172,984    $    --          $      630,903   $      19,585   $       189,978
                            -------------    --------------    --------------   ---------------  --------------  ---------------
EXPENSE:
  Mortality and expense
   risk charges..........         (44,647)         (102,597)         (169,407)        (374,365)       (136,579)         (264,198)
                            -------------    --------------    --------------   ---------------  --------------  ---------------
    Net investment income
     (loss)..............          18,977            70,387          (169,407)         256,538        (116,994)          (74,220)
                            -------------    --------------    --------------   ---------------  --------------  ---------------
CAPITAL GAINS INCOME
 (LOSS)..................        --               --                --                --              --               1,897,374
                            -------------    --------------    --------------   ---------------  --------------  ---------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           6,235           (17,877)          489,646          350,489        (509,398)           29,258
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         131,096           210,211           241,571        3,022,119         795,258          (289,733)
                            -------------    --------------    --------------   ---------------  --------------  ---------------
    Net gain (loss) on
     investments.........         137,331           192,334           731,217        3,372,608         285,860          (260,475)
                            -------------    --------------    --------------   ---------------  --------------  ---------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $     156,308    $      262,721    $      561,810   $    3,629,146   $     168,866   $     1,562,679
                            =============    ==============    ==============   ===============  ==============  ===============

(g) Formerly Evergreen VA Foundation Fund Sub-Account. Change effective April 15, 2005.
(h) Effective April 15, 2005, Evergreen VA Special Equity Fund Sub-Account merged with Evergreen VA Growth Fund Sub-Account.

_____________________________________ SA-77 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005


                           EVERGREEN VA     EVERGREEN VA           FIDELITY(R) VIP
                            HIGH INCOME     FUNDAMENTAL                 ASSET
                               FUND        LARGE CAP FUND            MANAGER-SM-
                            SUB-ACCOUNT   SUB-ACCOUNT (I)            SUB-ACCOUNT
                           -------------  ----------------  -----------------------------
INVESTMENT INCOME:
  Dividends..............  $     15,134   $       194,598           $     133,194
                           -------------  ---------------           -------------
EXPENSE:
  Mortality and expense
   risk charges..........        (3,267)         (260,091)                (58,932)
                           -------------  ---------------           -------------
    Net investment income
     (loss)..............        11,867           (65,493)                 74,262
                           -------------  ---------------           -------------
CAPITAL GAINS INCOME
 (LOSS)..................       --              --                          1,708
                           -------------  ---------------           -------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           472           112,980                 (73,288)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       (11,594)        1,243,006                 118,730
                           -------------  ---------------           -------------
    Net gain (loss) on
     investments.........       (11,122)        1,355,986                  45,442
                           -------------  ---------------           -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $        745   $     1,290,493           $     121,412
                           =============  ===============           =============

(i) Effective April 15, 2005, Evergreen VA Fund Sub-Account merged with Evergreen VA Fundamental Large Cap Fund Fund Sub-Account (formerly Evergreen VA Growth and Income Sub-Account.)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-78 ____________________________________

                                   FIDELITY(R)                   FIDELITY(R)                   FIDELITY(R)            FIFTH THIRD
                                       VIP                           VIP                           VIP               BALANCED VIP
                                      GROWTH                    CONTRAFUND(R)                    OVERSEAS                FUND
                                   SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT            SUB-ACCOUNT
                           ----------------------------  ----------------------------  ----------------------------  -------------
INVESTMENT INCOME:
  Dividends..............        $        85,725               $        66,628                $      34,988          $     19,556
                                 ---------------               ---------------                -------------          -------------
EXPENSE:
  Mortality and expense
   risk charges..........               (203,775)                     (286,527)                     (59,316)              (19,284)
                                 ---------------               ---------------                -------------          -------------
    Net investment income
     (loss)..............               (118,050)                     (219,899)                     (24,328)                  272
                                 ---------------               ---------------                -------------          -------------
CAPITAL GAINS INCOME
 (LOSS)..................           --                                   4,164                       27,382                34,983
                                 ---------------               ---------------                -------------          -------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........               (914,020)                      183,766                       34,777                 6,865
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................              1,699,213                     3,466,764                      794,825               (35,556)
                                 ---------------               ---------------                -------------          -------------
    Net gain (loss) on
     investments.........                785,193                     3,650,530                      829,602               (28,691)
                                 ---------------               ---------------                -------------          -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....        $       667,143               $     3,434,795                $     832,656          $      6,564
                                 ===============               ===============                =============          =============


                              FIFTH THIRD
                           DISCIPLINED VALUE   FIFTH THIRD MID
                                VIP FUND         CAP VIP FUND
                              SUB-ACCOUNT        SUB-ACCOUNT
                           ------------------  ----------------
INVESTMENT INCOME:
  Dividends..............    $      161,889    $        11,441
                             --------------    ---------------
EXPENSE:
  Mortality and expense
   risk charges..........          (187,275)          (197,644)
                             --------------    ---------------
    Net investment income
     (loss)..............           (25,386)          (186,203)
                             --------------    ---------------
CAPITAL GAINS INCOME
 (LOSS)..................         --                 --
                             --------------    ---------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........            18,935             67,789
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................           605,040          1,240,607
                             --------------    ---------------
    Net gain (loss) on
     investments.........           623,975          1,308,396
                             --------------    ---------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $      598,589    $     1,122,193
                             ==============    ===============

_____________________________________ SA-79 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                                                 FIRST HORIZON
                                                    CAPITAL       FIRST HORIZON
                           FIFTH THIRD QUALITY    APPRECIATION     CORE EQUITY
                             GROWTH VIP FUND       PORTFOLIO        PORTFOLIO
                               SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT
                           --------------------  --------------  ----------------
INVESTMENT INCOME:
  Dividends..............     $        3,387     $    --         $        134,826
                              --------------     --------------  ----------------
EXPENSE:
  Mortality and expense
   risk charges..........           (190,290)          (56,226)          (170,620)
                              --------------     --------------  ----------------
    Net investment income
     (loss)..............           (186,903)          (56,226)           (35,794)
                              --------------     --------------  ----------------
CAPITAL GAINS INCOME
 (LOSS)..................         --                   240,439            229,998
                              --------------     --------------  ----------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........            122,393            20,506            350,698
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................            672,204          (158,640)        (1,116,959)
                              --------------     --------------  ----------------
    Net gain (loss) on
     investments.........            794,597          (138,134)          (766,261)
                              --------------     --------------  ----------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $      607,694     $      46,079   $       (572,057)
                              ==============     ==============  ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-80 ____________________________________

                                                HARTFORD TOTAL    HARTFORD CAPITAL   HARTFORD DIVIDEND
                           HARTFORD ADVISERS    RETURN BOND HLS   APPRECIATION HLS     AND GROWTH HLS    HARTFORD FOCUS
                                HLS FUND             FUND               FUND                FUND            HLS FUND
                              SUB-ACCOUNT       SUB-ACCOUNT (J)      SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                           ------------------  -----------------  -----------------  ------------------  ---------------
INVESTMENT INCOME:
  Dividends..............  $     108,135,193   $     83,478,550   $     35,058,442   $      32,056,276   $      337,546
                           ------------------  -----------------  -----------------  -----------------   ---------------
EXPENSE:
  Mortality and expense
   risk charges..........        (46,044,961)       (16,329,298)       (53,668,835)        (24,864,734)        (308,480)
                           ------------------  -----------------  -----------------  -----------------   ---------------
    Net investment income
     (loss)..............         62,090,232         67,149,252        (18,610,393)          7,191,542           29,066
                           ------------------  -----------------  -----------------  -----------------   ---------------
CAPITAL GAINS INCOME
 (LOSS)..................        192,264,735          8,189,861        557,789,432          76,862,555          775,606
                           ------------------  -----------------  -----------------  -----------------   ---------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        122,422,305          2,044,595        (14,941,211)          4,629,677           71,374
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       (187,552,913)       (66,937,615)        (4,032,213)        (10,264,412)         725,892
                           ------------------  -----------------  -----------------  -----------------   ---------------
    Net gain (loss) on
     investments.........        (65,130,608)       (64,893,020)       (18,973,424)         (5,634,735)         797,266
                           ------------------  -----------------  -----------------  -----------------   ---------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $     189,224,359   $     10,446,093   $    520,205,615   $      78,419,362   $    1,601,938
                           ==================  =================  =================  =================   ===============


                           HARTFORD GLOBAL
                             ADVISERS HLS
                                 FUND
                             SUB-ACCOUNT
                           ----------------
INVESTMENT INCOME:
  Dividends..............  $      3,922,961
                           ----------------
EXPENSE:
  Mortality and expense
   risk charges..........        (1,484,007)
                           ----------------
    Net investment income
     (loss)..............         2,438,954
                           ----------------
CAPITAL GAINS INCOME
 (LOSS)..................         --
                           ----------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           692,872
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        (1,161,127)
                           ----------------
    Net gain (loss) on
     investments.........          (468,255)
                           ----------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $      1,970,699
                           ================

(j)  Formerly Hartford Bond HLS Fund Sub-Account. Change effective March 15,
     2005.

_____________________________________ SA-81 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                                            HARTFORD GLOBAL
                           HARTFORD GLOBAL     FINANCIAL
                           COMMUNICATIONS     SERVICES HLS    HARTFORD GLOBAL
                              HLS FUND            FUND        HEALTH HLS FUND
                             SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                           ---------------  ----------------  ----------------
INVESTMENT INCOME:
  Dividends..............  $      313,363   $       394,459   $         68,489
                           ---------------  ---------------   ----------------
EXPENSE:
  Mortality and expense
   risk charges..........        (117,339)         (185,951)        (1,642,355)
                           ---------------  ---------------   ----------------
    Net investment income
     (loss)..............         196,024           208,508         (1,573,866)
                           ---------------  ---------------   ----------------
CAPITAL GAINS INCOME
 (LOSS)..................          20,458            11,736          8,196,239
                           ---------------  ---------------   ----------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         528,172           197,945          1,947,047
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         510,967           599,182          3,173,906
                           ---------------  ---------------   ----------------
    Net gain (loss) on
     investments.........       1,039,139           797,127          5,120,953
                           ---------------  ---------------   ----------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $    1,255,621   $     1,017,371   $     11,743,326
                           ===============  ===============   ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-82 ____________________________________

                           HARTFORD GLOBAL   HARTFORD GLOBAL        HARTFORD                          HARTFORD GROWTH
                             LEADERS HLS      TECHNOLOGY HLS   DISCIPLINED EQUITY   HARTFORD GROWTH    OPPORTUNITIES
                                 FUND              FUND             HLS FUND            HLS FUND          HLS FUND
                             SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                           ----------------  ----------------  -------------------  ----------------  ----------------
INVESTMENT INCOME:
  Dividends..............  $     1,928,000   $        77,418    $      2,749,852    $     --          $       282,095
                           ----------------  ----------------   ----------------    ----------------  ----------------
EXPENSE:
  Mortality and expense
   risk charges..........       (3,821,137)         (453,738)         (3,523,228)        (1,772,260)       (1,988,163)
                           ----------------  ----------------   ----------------    ----------------  ----------------
    Net investment income
     (loss)..............       (1,893,137)         (376,320)           (773,376)        (1,772,260)       (1,706,068)
                           ----------------  ----------------   ----------------    ----------------  ----------------
CAPITAL GAINS INCOME
 (LOSS)..................        --                --                 --                  4,794,284        10,790,720
                           ----------------  ----------------   ----------------    ----------------  ----------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        2,291,226        (2,141,142)           (839,476)           (72,607)          353,671
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        1,983,863         5,161,529          13,965,084          1,723,716        12,630,020
                           ----------------  ----------------   ----------------    ----------------  ----------------
    Net gain (loss) on
     investments.........        4,275,089         3,020,387          13,125,608          1,651,109        12,983,691
                           ----------------  ----------------   ----------------    ----------------  ----------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $     2,381,952   $     2,644,067    $     12,352,232    $     4,673,133   $    22,068,343
                           ================  ================   ================    ================  ================


                             HARTFORD HIGH
                            YIELD HLS FUND
                              SUB-ACCOUNT
                           -----------------
INVESTMENT INCOME:
  Dividends..............  $      14,049,127
                           -----------------
EXPENSE:
  Mortality and expense
   risk charges..........         (3,338,615)
                           -----------------
    Net investment income
     (loss)..............         10,710,512
                           -----------------
CAPITAL GAINS INCOME
 (LOSS)..................         --
                           -----------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          2,751,780
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        (11,358,072)
                           -----------------
    Net gain (loss) on
     investments.........         (8,606,292)
                           -----------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $       2,104,220
                           =================

_____________________________________ SA-83 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                                                  HARTFORD
                                               INTERNATIONAL       HARTFORD
                                                  CAPITAL        INTERNATIONAL
                            HARTFORD INDEX      APPRECIATION     SMALL COMPANY
                               HLS FUND           HLS FUND         HLS FUND
                              SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           -----------------  ----------------  ---------------
INVESTMENT INCOME:
  Dividends..............  $       9,640,944  $      1,191,528  $     1,866,713
                           -----------------  ----------------  ---------------
EXPENSE:
  Mortality and expense
   risk charges..........         (6,922,928)       (2,047,660)        (762,038)
                           -----------------  ----------------  ---------------
    Net investment income
     (loss)..............          2,718,016          (856,132)       1,104,675
                           -----------------  ----------------  ---------------
CAPITAL GAINS INCOME
 (LOSS)..................         16,506,998         7,037,793        7,866,795
                           -----------------  ----------------  ---------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         14,520,984           208,073           (1,953)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        (18,229,649)        3,111,325          665,462
                           -----------------  ----------------  ---------------
    Net gain (loss) on
     investments.........         (3,708,665)        3,319,398          663,509
                           -----------------  ----------------  ---------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $      15,516,349  $      9,501,059  $     9,634,979
                           =================  ================  ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-84 ____________________________________

                               HARTFORD                                                                HARTFORD
                            INTERNATIONAL                                                              MORTGAGE
                            OPPORTUNITIES    HARTFORD MIDCAP   HARTFORD MIDCAP    HARTFORD MONEY    SECURITIES HLS
                               HLS FUND          HLS FUND       VALUE HLS FUND   MARKET HLS FUND         FUND
                             SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           ----------------  ----------------  ----------------  ----------------  ----------------
INVESTMENT INCOME:
  Dividends..............  $      --         $     1,816,725   $     1,578,478   $    10,275,733   $     9,965,360
                           ----------------  ----------------  ----------------  ----------------  ----------------
EXPENSE:
  Mortality and expense
   risk charges..........        (5,089,269)      (6,186,124)       (4,829,889)       (4,906,723)       (3,380,258)
                           ----------------  ----------------  ----------------  ----------------  ----------------
    Net investment income
     (loss)..............        (5,089,269)      (4,369,399)       (3,251,411)        5,369,010         6,585,102
                           ----------------  ----------------  ----------------  ----------------  ----------------
CAPITAL GAINS INCOME
 (LOSS)..................         --              68,564,644        31,380,094         --                --
                           ----------------  ----------------  ----------------  ----------------  ----------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           827,420       13,641,554         3,864,799         --                  935,098
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        52,534,009       (9,406,228)       (5,781,562)        --               (5,202,406)
                           ----------------  ----------------  ----------------  ----------------  ----------------
    Net gain (loss) on
     investments.........        53,361,429        4,235,326        (1,916,763)        --               (4,267,308)
                           ----------------  ----------------  ----------------  ----------------  ----------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $     48,272,160  $    68,430,571   $    26,211,920   $     5,369,010   $     2,317,794
                           ================  ================  ================  ================  ================


                            HARTFORD SMALL
                             COMPANY HLS
                                 FUND
                             SUB-ACCOUNT
                           ----------------
INVESTMENT INCOME:
  Dividends..............  $      --
                           ----------------
EXPENSE:
  Mortality and expense
   risk charges..........        (3,852,225)
                           ----------------
    Net investment income
     (loss)..............        (3,852,225)
                           ----------------
CAPITAL GAINS INCOME
 (LOSS)..................         --
                           ----------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (7,672,086)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        61,385,049
                           ----------------
    Net gain (loss) on
     investments.........        53,712,963
                           ----------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $     49,860,738
                           ================

_____________________________________ SA-85 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                 HARTFORD U.S.
                               HARTFORD                            GOVERNMENT
                           SMALLCAP GROWTH    HARTFORD STOCK       SECURITIES
                               HLS FUND          HLS FUND           HLS FUND
                             SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                           ----------------  -----------------  ----------------
INVESTMENT INCOME:
  Dividends..............  $       592,340   $      31,856,560  $      8,115,460
                           ----------------  -----------------  ----------------
EXPENSE:
  Mortality and expense
   risk charges..........       (2,475,502)        (23,059,804)       (3,989,324)
                           ----------------  -----------------  ----------------
    Net investment income
     (loss)..............       (1,883,162)          8,796,756         4,126,136
                           ----------------  -----------------  ----------------
CAPITAL GAINS INCOME
 (LOSS)..................       12,575,467          --                 --
                           ----------------  -----------------  ----------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          361,967          46,113,917          (817,099)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        4,675,668          81,431,682        (3,528,102)
                           ----------------  -----------------  ----------------
    Net gain (loss) on
     investments.........        5,037,635         127,545,599        (4,345,201)
                           ----------------  -----------------  ----------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $    15,729,940   $     136,342,355  $       (219,065)
                           ================  =================  ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-86 ____________________________________


                                              HARTFORD VALUE                    HUNTINGTON VA    HUNTINGTON VA
                            HARTFORD VALUE    OPPORTUNITIES    HARTFORD EQUITY  INCOME EQUITY   DIVIDEND CAPTURE  HUNTINGTON VA
                               HLS FUND          HLS FUND      INCOME HLS FUND       FUND             FUND         GROWTH FUND
                             SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           ----------------  ----------------  ---------------  --------------  ----------------  --------------
INVESTMENT INCOME:
  Dividends..............  $     2,172,651   $     1,355,065   $      843,186   $     452,684   $       902,816   $       73,513
                           ----------------  ----------------  ---------------  --------------  ----------------  --------------
EXPENSE:
  Mortality and expense
   risk charges..........       (1,363,589)       (1,320,509)        (624,169)       (429,798)         (462,262)        (239,742)
                           ----------------  ----------------  ---------------  --------------  ----------------  --------------
    Net investment income
     (loss)..............          809,062            34,556          219,017          22,886           440,554         (166,229)
                           ----------------  ----------------  ---------------  --------------  ----------------  --------------
CAPITAL GAINS INCOME
 (LOSS)..................        1,174,133         2,220,230         --              --               1,372,460            4,527
                           ----------------  ----------------  ---------------  --------------  ----------------  --------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           76,965           195,617           36,695         298,126            38,723           84,278
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        3,629,967         4,737,710        1,415,767          75,581        (1,234,035)         (45,141)
                           ----------------  ----------------  ---------------  --------------  ----------------  --------------
    Net gain (loss) on
     investments.........        3,706,932         4,933,327        1,452,462         373,707        (1,195,312)          39,137
                           ----------------  ----------------  ---------------  --------------  ----------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $     5,690,127   $     7,188,113   $    1,671,479   $     396,593   $       617,702   $     (122,565)
                           ================  ================  ===============  ==============  ================  ==============

_____________________________________ SA-87 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005


                            HUNTINGTON VA    HUNTINGTON VA   HUNTINGTON VA
                           MID CORP AMERICA   NEW ECONOMY   ROTATING MARKETS
                                 FUND            FUND             FUND
                             SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           ----------------  -------------  ----------------
INVESTMENT INCOME:
  Dividends..............  $        17,943   $    --         $      29,724
                           ---------------   -------------   -------------
EXPENSE:
  Mortality and expense
   risk charges..........         (261,571)       (83,607)         (73,012)
                           ---------------   -------------   -------------
    Net investment income
     (loss)..............         (243,628)       (83,607)         (43,288)
                           ---------------   -------------   -------------
CAPITAL GAINS INCOME
 (LOSS)..................           23,816          4,750           91,727
                           ---------------   -------------   -------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          114,350         22,377           47,725
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        1,904,715        683,347          269,836
                           ---------------   -------------   -------------
    Net gain (loss) on
     investments.........        2,019,065        705,724          317,561
                           ---------------   -------------   -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $     1,799,253   $    626,867    $     366,000
                           ===============   =============   =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-88 ____________________________________

                            HUNTINGTON VA                      HUNTINGTON VA      HUNTINGTON VA
                            INTERNATIONAL    HUNTINGTON VA        MORTGAGE       SITUS SMALL CAP   MERCURY GLOBAL
                             EQUITY FUND     MACRO 100 FUND   SECURITIES FUND         FUND        GROWTH V.I. FUND
                           SUB-ACCOUNT (K)    SUB-ACCOUNT     SUB-ACCOUNT (K)      SUB-ACCOUNT    SUB-ACCOUNT (L)
                           ----------------  --------------  ------------------  ---------------  ----------------
INVESTMENT INCOME:
  Dividends..............    $        936    $       5,222      $         84      $         178     $      1,553
                             ------------    -------------      ------------      -------------     ------------
EXPENSE:
  Mortality and expense
   risk charges..........            (647)         (36,077)           (1,435)           (30,316)          (1,429)
                             ------------    -------------      ------------      -------------     ------------
    Net investment income
     (loss)..............             289          (30,855)           (1,351)           (30,138)             124
                             ------------    -------------      ------------      -------------     ------------
CAPITAL GAINS INCOME
 (LOSS)..................             344         --               --                    14,766         --
                             ------------    -------------      ------------      -------------     ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........              17            3,690               (33)             2,158            1,311
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................          12,126          243,011             1,514            316,950           11,809
                             ------------    -------------      ------------      -------------     ------------
    Net gain (loss) on
     investments.........          12,143          246,701             1,481            319,108           13,120
                             ------------    -------------      ------------      -------------     ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $     12,776    $     215,846      $        130      $     303,736     $     13,244
                             ============    =============      ============      =============     ============


                             MERCURY LARGE
                            CAP GROWTH V.I.
                                  FUND
                            SUB-ACCOUNT (M)
                           ------------------
INVESTMENT INCOME:
  Dividends..............     $        295
                              ------------
EXPENSE:
  Mortality and expense
   risk charges..........           (1,523)
                              ------------
    Net investment income
     (loss)..............           (1,228)
                              ------------
CAPITAL GAINS INCOME
 (LOSS)..................        --
                              ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........              561
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................           10,247
                              ------------
    Net gain (loss) on
     investments.........           10,808
                              ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $      9,580
                              ============

(k)  From inception, July 5, 2005 to December 31, 2005.
(l) Formerly Merrill Lynch Global Growth V.I. Fund Sub-Account. Change effective May 1, 2005.
(m) Formerly Merrill Lynch Large Cap Growth V.I. Fund Sub-Account. Change effective May 1, 2005.

_____________________________________ SA-89 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005


                                                             MTB MANAGED
                           MTB LARGE CAP   MTB LARGE CAP  ALLOCATION FUND --
                           GROWTH FUND II  VALUE FUND II  MODERATE GROWTH II
                            SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT (K)
                           --------------  -------------  ------------------
INVESTMENT INCOME:
  Dividends..............   $      2,293   $      5,333     $       59,187
                            ------------   ------------     --------------
EXPENSE:
  Mortality and expense
   risk charges..........         (7,951)        (8,979)           (55,766)
                            ------------   ------------     --------------
    Net investment income
     (loss)..............         (5,658)        (3,646)             3,421
                            ------------   ------------     --------------
CAPITAL GAINS INCOME
 (LOSS)..................         10,795         38,938            300,885
                            ------------   ------------     --------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........            867            822              2,099
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................          7,763         25,691           (184,247)
                            ------------   ------------     --------------
    Net gain (loss) on
     investments.........          8,630         26,513           (182,148)
                            ------------   ------------     --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $     13,767   $     61,805     $      122,158
                            ============   ============     ==============

(k)  From inception, July 5, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-90 ____________________________________

                             MTB MANAGED     NATIONS MARSICO
                          ALLOCATION FUND --  INTERNATIONAL   NATIONS HIGH      NATIONS      NATIONS MARSICO  NATIONS ASSET
                              AGGRESSIVE      OPPORTUNITIES    YIELD BOND    INTERNATIONAL   FOCUSED EQUITIES   ALLOCATION
                            GROWTH FUND II      PORTFOLIO      PORTFOLIO    VALUE PORTFOLIO     PORTFOLIO       PORTFOLIO
                             SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                          ------------------ --------------- -------------- ---------------- ---------------- --------------
INVESTMENT INCOME:
  Dividends..............      $      48     $       30,807  $      40,245  $       148,331  $     --         $        1,284
                               ---------     --------------- -------------- ---------------- ---------------- --------------
EXPENSE:
  Mortality and expense
   risk charges..........            (26)          (467,822)      (375,740)        (120,511)      (1,276,632)       (120,283)
                               ---------     --------------- -------------- ---------------- ---------------- --------------
    Net investment income
     (loss)..............             22           (437,015)      (335,495)          27,820       (1,276,632)       (118,999)
                               ---------     --------------- -------------- ---------------- ---------------- --------------
CAPITAL GAINS INCOME
 (LOSS)..................       --                  653,078         71,202        2,842,182        --               --
                               ---------     --------------- -------------- ---------------- ---------------- --------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       --                   58,470         15,582         (343,265)       1,564,550          92,404
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................            189          5,612,761        388,723       (2,100,717)       7,612,476         296,597
                               ---------     --------------- -------------- ---------------- ---------------- --------------
    Net gain (loss) on
     investments.........            189          5,671,231        404,305       (2,443,982)       9,177,026         389,001
                               ---------     --------------- -------------- ---------------- ---------------- --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $     211     $    5,887,294  $     140,012  $       426,020  $     7,900,394  $      270,002
                               =========     =============== ============== ================ ================ ==============

_____________________________________ SA-91 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005


                                             NATIONS MARSICO
                           NATIONS MARSICO    21ST CENTURY     NATIONS MIDCAP
                           GROWTH PORTFOLIO     PORTFOLIO     GROWTH PORTFOLIO
                             SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                           ----------------  ---------------  ----------------
INVESTMENT INCOME:
  Dividends..............  $     --          $     --         $     --
                           ---------------   --------------   ---------------
EXPENSE:
  Mortality and expense
   risk charges..........         (866,910)        (139,243)         (309,918)
                           ---------------   --------------   ---------------
    Net investment income
     (loss)..............         (866,910)        (139,243)         (309,918)
                           ---------------   --------------   ---------------
CAPITAL GAINS INCOME
 (LOSS)..................        --                --               1,476,356
                           ---------------   --------------   ---------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           74,263           66,221           109,138
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        4,401,352          833,260          (443,675)
                           ---------------   --------------   ---------------
    Net gain (loss) on
     investments.........        4,475,615          899,481          (334,537)
                           ---------------   --------------   ---------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $     3,608,705   $      760,238   $       831,901
                           ===============   ==============   ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-92 ____________________________________

                                                                                         PIONEER OAK
                            NATIONS SMALL                                              RIDGE LARGE CAP
                               COMPANY       NATIONS VALUE     PIONEER FUND VCT          GROWTH VCT            PIONEER VALUE
                              PORTFOLIO        PORTFOLIO           PORTFOLIO              PORTFOLIO            VCT PORTFOLIO
                             SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT (N)(O)     SUB-ACCOUNT (N)(P)     SUB-ACCOUNT (N)(Q)
                           ---------------  ---------------  ---------------------  ---------------------  ---------------------
INVESTMENT INCOME:
  Dividends..............  $     --         $     --           $         528,122       $        34,035       $        554,392
                           ---------------  ---------------    -----------------       ---------------       ----------------
EXPENSE:
  Mortality and expense
   risk charges..........        (232,695)        (447,012)             (963,673)             (248,342)              (853,817)
                           ---------------  ---------------    -----------------       ---------------       ----------------
    Net investment income
     (loss)..............        (232,695)        (447,012)             (435,551)             (214,307)              (299,425)
                           ---------------  ---------------    -----------------       ---------------       ----------------
CAPITAL GAINS INCOME
 (LOSS)..................        --                287,816             2,491,849            --                     --
                           ---------------  ---------------    -----------------       ---------------       ----------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         132,122          282,673             5,079,344             1,259,633             12,187,407
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         885,770        2,232,559           (11,093,269)             (693,777)            (8,372,930)
                           ---------------  ---------------    -----------------       ---------------       ----------------
    Net gain (loss) on
     investments.........       1,017,892        2,515,232            (6,013,925)              565,856              3,814,477
                           ---------------  ---------------    -----------------       ---------------       ----------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $      785,197   $    2,356,036     $      (3,957,627)      $       351,549       $      3,515,052
                           ===============  ===============    =================       ===============       ================


                           JENNISON 20/20
                           FOCUS PORTFOLIO
                             SUB-ACCOUNT
                           ---------------
INVESTMENT INCOME:
  Dividends..............   $    --
                            -------------
EXPENSE:
  Mortality and expense
   risk charges..........          (7,209)
                            -------------
    Net investment income
     (loss)..............          (7,209)
                            -------------
CAPITAL GAINS INCOME
 (LOSS)..................        --
                            -------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          14,654
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................          88,556
                            -------------
    Net gain (loss) on
     investments.........         103,210
                            -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $      96,001
                            =============

(n)  From inception, November 4, 2005 to December 31, 2005.
(o) Effective November 4, 2005, AmSouth Select Equity Fund Sub-Account merged with Pioneer Fund VCT Portfolio Sub-Account.
(p) Effective November 4, 2005, AmSouth Capital Growth Fund Sub-Account merged with Pioneer Oak Ridge Large Cap Growth VCT Portfolio Sub-Account.
(q) Effective November 4, 2005, AmSouth Value Fund Sub-Account merged with Pioneer Value VCT Fund Sub-Account.

_____________________________________ SA-93 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                                                               SP WILLIAM
                                                                 BLAIR
                             JENNISON     PRUDENTIAL VALUE   INTERNATIONAL
                             PORTFOLIO       PORTFOLIO      GROWTH PORTFOLIO
                            SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                           -------------  ----------------  ----------------
INVESTMENT INCOME:
  Dividends..............  $    --         $       7,376      $        289
                           -------------   -------------      ------------
EXPENSE:
  Mortality and expense
   risk charges..........       (18,809)         (11,875)           (2,210)
                           -------------   -------------      ------------
    Net investment income
     (loss)..............       (18,809)          (4,499)           (1,921)
                           -------------   -------------      ------------
CAPITAL GAINS INCOME
 (LOSS)..................       --              --                   5,925
                           -------------   -------------      ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         8,988            6,130             4,964
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       156,506          109,419            11,284
                           -------------   -------------      ------------
    Net gain (loss) on
     investments.........       165,494          115,549            16,248
                           -------------   -------------      ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $    146,685    $     111,050      $     20,252
                           =============   =============      ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-94 ____________________________________

                                                                                                 VICTORY VARIABLE
                                            SMITH BARNEY                   UBS SERIES TRUST --       INSURANCE        WELLS FARGO
                            SMITH BARNEY    APPRECIATION   SMITH BARNEY      U.S. ALLOCATION     DIVERSIFIED STOCK  ADVANTAGE ASSET
                           GOVERNMENT FUND      FUND      CASH PORTFOLIO        PORTFOLIO              FUND         ALLOCATION FUND
                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT (R)   SUB-ACCOUNT (S)
                           ---------------  ------------  --------------  ---------------------  -----------------  ----------------
INVESTMENT INCOME:
  Dividends..............    $      578     $       754    $      6,808      $       247,056       $       1,707      $      6,133
                             ----------     ------------   ------------      ---------------       -------------      ------------
EXPENSE:
  Mortality and expense
   risk charges..........          (217)         (1,517)         (2,486)            (246,162)            (29,505)           (4,878)
                             ----------     ------------   ------------      ---------------       -------------      ------------
    Net investment income
     (loss)..............           361            (763)          4,322                  894             (27,798)            1,255
                             ----------     ------------   ------------      ---------------       -------------      ------------
CAPITAL GAINS INCOME
 (LOSS)..................       --                8,066        --                 --                   --                    6,448
                             ----------     ------------   ------------      ---------------       -------------      ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       --                  102        --                   (666,534)             12,898                41
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       --               (2,668)       --                  1,586,539             168,515             2,475
                             ----------     ------------   ------------      ---------------       -------------      ------------
    Net gain (loss) on
     investments.........       --               (2,566)       --                    920,005             181,413             2,516
                             ----------     ------------   ------------      ---------------       -------------      ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $      361     $     4,737    $      4,322      $       920,899       $     153,615      $     10,219
                             ==========     ============   ============      ===============       =============      ============

(r)  Formerly reported as Variable Diversified Stock Fund Sub-Account.
(s) Formerly Wells Fargo Asset Allocation Fund Sub-Account. Change effective April 11, 2005.

_____________________________________ SA-95 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                             WELLS FARGO                          WELLS FARGO
                           ADVANTAGE TOTAL     WELLS FARGO         ADVANTAGE
                             RETURN BOND     ADVANTAGE EQUITY  INTERNATIONAL CORE
                                 FUND          INCOME FUND            FUND
                           SUB-ACCOUNT (T)   SUB-ACCOUNT (U)    SUB-ACCOUNT (V)
                           ----------------  ----------------  ------------------
INVESTMENT INCOME:
  Dividends..............    $      5,021      $      2,224       $      1,518
                             ------------      ------------       ------------
EXPENSE:
  Mortality and expense
   risk charges..........          (2,188)           (2,220)            (1,229)
                             ------------      ------------       ------------
    Net investment income
     (loss)..............           2,833                 4                289
                             ------------      ------------       ------------
CAPITAL GAINS INCOME
 (LOSS)..................             564          --                    2,085
                             ------------      ------------       ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........               8               165                194
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................          (2,992)            5,734              3,481
                             ------------      ------------       ------------
    Net gain (loss) on
     investments.........          (2,984)            5,899              3,675
                             ------------      ------------       ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $        413      $      5,903       $      6,049
                             ============      ============       ============

(t) Formerly Wells Fargo Total Return Bond Fund Sub-Account. Change effective April 11, 2005.
(u) Formerly Wells Fargo Equity Income Fund Sub-Account. Change effective April 11, 2005.
(v) Formerly Wells Fargo International Equity Fund Sub-Account. Change effective April 11, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-96 ____________________________________

                             WELLS FARGO                       STI CLASSIC VT    STI CLASSIC VT
                           ADVANTAGE LARGE     WELLS FARGO        CAPITAL          LARGE CAP       STI CLASSIC VT   STI CLASSIC VT
                            COMPANY GROWTH   ADVANTAGE SMALL    APPRECIATION     RELATIVE VALUE    MID-CAP EQUITY  LARGE CAP VALUE
                                 FUND        CAP GROWTH FUND        FUND              FUND              FUND         EQUITY FUND
                           SUB-ACCOUNT (W)   SUB-ACCOUNT (X)    SUB-ACCOUNT     SUB-ACCOUNT (Y)     SUB-ACCOUNT    SUB-ACCOUNT (Z)
                           ----------------  ----------------  --------------  ------------------  --------------  ----------------
INVESTMENT INCOME:
  Dividends..............    $        328      $  --           $       5,179     $      22,950     $       6,342    $      33,671
                             ------------      -----------     -------------     -------------     -------------    -------------
EXPENSE:
  Mortality and expense
   risk charges..........          (2,677)            (319)          (64,685)          (42,017)          (24,398)         (37,973)
                             ------------      -----------     -------------     -------------     -------------    -------------
    Net investment income
     (loss)..............          (2,349)            (319)          (59,506)          (19,067)          (18,056)          (4,302)
                             ------------      -----------     -------------     -------------     -------------    -------------
CAPITAL GAINS INCOME
 (LOSS)..................        --               --                --               --                 --               --
                             ------------      -----------     -------------     -------------     -------------    -------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           1,125              119            19,668            19,677            13,585           44,710
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................           9,991            1,223           (22,868)          173,363           168,326           (3,270)
                             ------------      -----------     -------------     -------------     -------------    -------------
    Net gain (loss) on
     investments.........          11,116            1,342            (3,200)          193,040           181,911           41,440
                             ------------      -----------     -------------     -------------     -------------    -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $      8,767      $     1,023     $     (62,706)    $     173,973     $     163,855    $      37,138
                             ============      ===========     =============     =============     =============    =============

(w) Formerly Wells Fargo Large Company Growth Fund Sub-Account. Change effective April 11, 2005.
(x) Formerly Wells Fargo Small Cap Growth Fund Sub-Account. Change effective April 11, 2005.
(y) Formerly STI Classic VT Growth and Income Fund Sub-Account. Change effective December 8, 2005.
(z) Formerly STI Classic VT Value Income Stock Fund Sub-Account. Change effective December 8, 2005.

_____________________________________ SA-97 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2005

                                    AMERICAN
                                   CENTURY(R)
                                       VP
                                    CAPITAL            AIM V.I. CAPITAL
                                  APPRECIATION           APPRECIATION      AIM V.I. HIGH
                                      FUND                   FUND           YIELD FUND
                                  SUB-ACCOUNT             SUB-ACCOUNT       SUB-ACCOUNT
                           --------------------------  -----------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................       $       (42,682)       $        (92,076)  $       455,580
  Capital gains income...           --                        --                --
  Net realized gain
   (loss) on security
   transactions..........                 7,189                (627,916)         (105,299)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................               715,280               1,217,294          (270,032)
                                ---------------        ----------------   ---------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............               679,787                 497,302            80,249
                                ---------------        ----------------   ---------------
UNIT TRANSACTIONS:
  Purchases..............               268,611                  74,720            42,111
  Net transfers..........               778,235                (575,149)          198,255
  Surrenders for benefit
   payments and fees.....              (537,031)               (726,675)         (684,000)
  Net annuity
   transactions..........                  (393)                   (928)        --
                                ---------------        ----------------   ---------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........               509,422              (1,228,032)         (443,634)
                                ---------------        ----------------   ---------------
  Net increase (decrease)
   in net assets.........             1,189,209                (730,730)         (363,385)
NET ASSETS:
  Beginning of year......             3,006,022               8,152,703         6,444,939
                                ---------------        ----------------   ---------------
  End of year............       $     4,195,231        $      7,421,973   $     6,081,554
                                ===============        ================   ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-98 ____________________________________

                                              ALLIANCEBERNSTEIN   ALLIANCEBERNSTEIN                       BB&T CAPITAL
                           AIM V.I. PREMIER     VP GLOBAL BOND      VP GROWTH AND       BB&T MID CAP        MANAGER
                              EQUITY FUND         PORTFOLIO        INCOME PORTFOLIO      GROWTH VIF        EQUITY VIF
                              SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT (A)   SUB-ACCOUNT (B)
                           -----------------  ------------------  ------------------  ----------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................  $        (88,929)   $       156,122     $        (3,878)   $      (240,088)  $        12,676
  Capital gains income...         --                    23,973           --                 --                --
  Net realized gain
   (loss) on security
   transactions..........        (2,348,449)           (10,720)             10,837             69,034            41,919
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         3,072,303           (365,188)            146,497          2,318,528           463,129
                           ----------------    ---------------     ---------------    ----------------  ---------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............           634,925           (195,813)            153,456          2,147,474           517,724
                           ----------------    ---------------     ---------------    ----------------  ---------------
UNIT TRANSACTIONS:
  Purchases..............            84,281                839              88,596          1,168,980           707,458
  Net transfers..........        (1,538,465)           367,216             372,099          1,600,929           912,972
  Surrenders for benefit
   payments and fees.....        (2,867,598)          (175,780)           (297,755)        (1,219,196)         (715,424)
  Net annuity
   transactions..........         --                 --                     38,721          --                --
                           ----------------    ---------------     ---------------    ----------------  ---------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        (4,321,782)           192,275             201,661          1,550,713           905,006
                           ----------------    ---------------     ---------------    ----------------  ---------------
  Net increase (decrease)
   in net assets.........        (3,686,857)            (3,538)            355,117          3,698,187         1,422,730
NET ASSETS:
  Beginning of year......        19,548,227          1,917,940           4,468,501         15,717,831         8,352,164
                           ----------------    ---------------     ---------------    ----------------  ---------------
  End of year............  $     15,861,370    $     1,914,402     $     4,823,618    $    19,416,018   $     9,774,894
                           ================    ===============     ===============    ================  ===============


                            BB&T LARGE CAP
                              VALUE VIF
                           SUB-ACCOUNT (C)
                           ----------------
OPERATIONS:
  Net investment income
   (loss)................  $        454,705
  Capital gains income...         --
  Net realized gain
   (loss) on security
   transactions..........         1,004,577
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         2,872,315
                           ----------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         4,331,597
                           ----------------
UNIT TRANSACTIONS:
  Purchases..............         1,935,512
  Net transfers..........           976,485
  Surrenders for benefit
   payments and fees.....        (8,279,367)
  Net annuity
   transactions..........              (105)
                           ----------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        (5,367,475)
                           ----------------
  Net increase (decrease)
   in net assets.........        (1,035,878)
NET ASSETS:
  Beginning of year......        81,667,618
                           ----------------
  End of year............  $     80,631,740
                           ================

(a)  Formerly BB&T Mid Cap Growth Fund Sub-Account. Change effective May 2,
     2005.
(b) Formerly BB&T Capital Manager Equity Fund Sub-Account. Change effective May 2, 2005.
(c)  Formerly BB&T Large Cap Value Fund Sub-Account. Change effective May 2,
     2005.

_____________________________________ SA-99 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005


                              BB&T LARGE       BB&T SPECIAL
                               COMPANY        OPPORTUNITIES       BB&T TOTAL
                              GROWTH VIF        EQUITY VIF     RETURN BOND VIF
                           SUB-ACCOUNT (D)   SUB-ACCOUNT (E)   SUB-ACCOUNT (F)
                           ----------------  ----------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................  $      (113,396)  $      (102,651)  $        36,658
  Capital gains income...        --                  128,950         --
  Net realized gain
   (loss) on security
   transactions..........           57,935             4,094              (374)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................          133,025           374,345           (27,377)
                           ----------------  ---------------   ---------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............           77,564           404,738             8,907
                           ----------------  ---------------   ---------------
UNIT TRANSACTIONS:
  Purchases..............          783,016         3,966,350           625,779
  Net transfers..........          632,125         2,137,906           756,356
  Surrenders for benefit
   payments and fees.....         (766,153)         (442,298)          (15,497)
  Net annuity
   transactions..........        --                --                --
                           ----------------  ---------------   ---------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........          648,988         5,661,958         1,366,638
                           ----------------  ---------------   ---------------
  Net increase (decrease)
   in net assets.........          726,552         6,066,696         1,375,545
NET ASSETS:
  Beginning of year......       10,305,518         2,995,672           479,458
                           ----------------  ---------------   ---------------
  End of year............  $    11,032,070   $     9,062,368   $     1,855,003
                           ================  ===============   ===============

(d)  Formerly BB&T Large Company Growth Fund Sub-Account. Change effective
     May 2, 2005.
(e) Formerly BB&T Special Opportunities Equity Fund Sub-Account. Change effective May 2, 2005.
(f) Formerly BB&T Total Return Bond Fund Sub-Account. Change effective May 2, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-100 ____________________________________


                          CALVERT SOCIAL                                      EVERGREEN VA                      EVERGREEN VA
                             BALANCED       EVERGREEN VA     EVERGREEN VA    INTERNATIONAL     EVERGREEN VA    SPECIAL VALUES
                             PORTFOLIO     BALANCED FUND     GROWTH FUND      EQUITY FUND       OMEGA FUND          FUND
                            SUB-ACCOUNT   SUB-ACCOUNT (G)  SUB-ACCOUNT (H)    SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                          --------------- ---------------- ---------------- ---------------- ---------------- ----------------
OPERATIONS:
  Net investment income
   (loss)................ $       18,977  $        70,387  $      (169,407) $        256,538 $       (116,994) $        (74,220)
  Capital gains income...       --              --               --                --               --               1,897,374
  Net realized gain
   (loss) on security
   transactions..........          6,235          (17,877)         489,646           350,489         (509,398)           29,258
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        131,096          210,211          241,571         3,022,119          795,258         (289,733)
                          --------------- ---------------- ---------------- ---------------- ---------------- ----------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        156,308          262,721          561,810         3,629,146          168,866        1,562,679
                          --------------- ---------------- ---------------- ---------------- ---------------- ----------------
UNIT TRANSACTIONS:
  Purchases..............        232,052           57,701          136,806         2,312,727          100,100        2,371,602
  Net transfers..........        287,228         (251,935)        (399,087)        2,529,514         (941,283)        4,030,744
  Surrenders for benefit
   payments and fees.....       (568,460)        (981,725)      (1,435,131)       (2,828,019)         (759,408)         (856,389)
  Net annuity
   transactions..........        (26,667)       --                  (5,207)           (5,558)             (989)        --
                          --------------- ---------------- ---------------- ---------------- ---------------- ----------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        (75,847)      (1,175,959)      (1,702,619)        2,008,664       (1,601,580)        5,545,957
                          --------------- ---------------- ---------------- ---------------- ---------------- ----------------
  Net increase (decrease)
   in net assets.........         80,461         (913,238)      (1,140,809)        5,637,810       (1,432,714)        7,108,636
NET ASSETS:
  Beginning of year......      3,527,176        8,122,480       13,599,123        22,853,629       10,630,337       12,935,127
                          --------------- ---------------- ---------------- ---------------- ---------------- ----------------
  End of year............ $    3,607,637  $     7,209,242  $    12,458,314  $     28,491,439 $      9,197,623 $     20,043,763
                          =============== ================ ================ ================ ================ ================

(g) Formerly Evergreen VA Foundation Fund Sub-Account. Change effective April 15, 2005.
(h) Effective April 15, 2005, Evergreen VA Special Equity Fund Sub-Account merged with Evergreen VA Growth Fund Sub-Account.

____________________________________ SA-101 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005


                           EVERGREEN VA     EVERGREEN VA           FIDELITY(R) VIP
                            HIGH INCOME     FUNDAMENTAL                 ASSET
                               FUND        LARGE CAP FUND            MANAGER-SM-
                            SUB-ACCOUNT   SUB-ACCOUNT (I)            SUB-ACCOUNT
                           -------------  ----------------  -----------------------------
OPERATIONS:
  Net investment income
   (loss)................  $     11,867   $       (65,493)         $        74,262
  Capital gains income...       --              --                           1,708
  Net realized gain
   (loss) on security
   transactions..........           472           112,980                  (73,288)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       (11,594)        1,243,006                  118,730
                           -------------  ----------------         ---------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............           745         1,290,493                  121,412
                           -------------  ----------------         ---------------
UNIT TRANSACTIONS:
  Purchases..............       --                601,224                  347,806
  Net transfers..........        16,790        (1,295,668)                (156,546)
  Surrenders for benefit
   payments and fees.....       (20,614)       (2,271,635)                (856,887)
  Net annuity
   transactions..........       --                 (4,339)            --
                           -------------  ----------------         ---------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        (3,824)       (2,970,418)                (665,627)
                           -------------  ----------------         ---------------
  Net increase (decrease)
   in net assets.........        (3,079)       (1,679,925)                (544,215)
NET ASSETS:
  Beginning of year......       257,751        20,037,538                5,042,894
                           -------------  ----------------         ---------------
  End of year............  $    254,672   $    18,357,613          $     4,498,679
                           =============  ================         ===============

(i) Effective April 15, 2005, Evergreen VA Fund Sub-Account merged with Evergreen VA Fundamental Large Cap Fund Fund Sub-Account (formerly Evergreen VA Growth and Income Sub-Account.)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-102 ____________________________________

                                   FIDELITY(R)                                     FIDELITY(R)             FIFTH THIRD
                                       VIP               FIDELITY(R) VIP               VIP                BALANCED VIP
                                      GROWTH              CONTRAFUND(R)              OVERSEAS                 FUND
                                   SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
                           ----------------------------  ----------------  ----------------------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................        $       (118,050)       $      (219,899)        $       (24,328)        $          272
  Capital gains income...            --                            4,164                  27,382                 34,983
  Net realized gain
   (loss) on security
   transactions..........                (914,020)               183,766                  34,777                  6,865
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................               1,699,213              3,466,764                 794,825                (35,556)
                                 ----------------        ----------------        ---------------         ---------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............                 667,143              3,434,795                 832,656                  6,564
                                 ----------------        ----------------        ---------------         ---------------
UNIT TRANSACTIONS:
  Purchases..............                 986,035              1,324,305                 310,410                 51,410
  Net transfers..........              (1,058,334)             1,826,815                 179,509                 42,015
  Surrenders for benefit
   payments and fees.....              (2,621,758)            (3,455,182)               (700,519)               (65,497)
  Net annuity
   transactions..........                    (441)                   (37)           --                         --
                                 ----------------        ----------------        ---------------         ---------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........              (2,694,498)              (304,099)               (210,600)                27,928
                                 ----------------        ----------------        ---------------         ---------------
  Net increase (decrease)
   in net assets.........              (2,027,355)             3,130,696                 622,056                 34,492
NET ASSETS:
  Beginning of year......              18,134,052             22,046,152               4,766,301              1,266,231
                                 ----------------        ----------------        ---------------         ---------------
  End of year............        $     16,106,697        $    25,176,848         $     5,388,357         $    1,300,723
                                 ================        ================        ===============         ===============


                              FIFTH THIRD
                           DISCIPLINED VALUE   FIFTH THIRD MID
                                VIP FUND         CAP VIP FUND
                              SUB-ACCOUNT        SUB-ACCOUNT
                           ------------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................   $        (25,386)  $       (186,203)
  Capital gains income...         --                  --
  Net realized gain
   (loss) on security
   transactions..........             18,935             67,789
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................            605,040          1,240,607
                            ----------------   ----------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............            598,589          1,122,193
                            ----------------   ----------------
UNIT TRANSACTIONS:
  Purchases..............          1,248,769          1,344,414
  Net transfers..........            483,894             15,301
  Surrenders for benefit
   payments and fees.....           (682,744)          (811,639)
  Net annuity
   transactions..........         --                  --
                            ----------------   ----------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........          1,049,919            548,076
                            ----------------   ----------------
  Net increase (decrease)
   in net assets.........          1,648,508          1,670,269
NET ASSETS:
  Beginning of year......         11,266,528         12,285,508
                            ----------------   ----------------
  End of year............   $     12,915,036   $     13,955,777
                            ================   ================

____________________________________ SA-103 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                                                  FIRST HORIZON
                                                     CAPITAL       FIRST HORIZON
                           FIFTH THIRD QUALITY    APPRECIATION      CORE EQUITY
                             GROWTH VIP FUND        PORTFOLIO        PORTFOLIO
                               SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT
                           --------------------  ---------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................    $       (186,903)   $      (56,226)  $        (35,794)
  Capital gains income...          --                   240,439            229,998
  Net realized gain
   (loss) on security
   transactions..........             122,393            20,506            350,698
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................             672,204          (158,640)        (1,116,959)
                             ----------------    ---------------  ----------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............             607,694            46,079           (572,057)
                             ----------------    ---------------  ----------------
UNIT TRANSACTIONS:
  Purchases..............           1,123,801           290,039            131,577
  Net transfers..........            (574,234)         (313,703)        (3,066,253)
  Surrenders for benefit
   payments and fees.....            (811,869)         (207,156)          (707,596)
  Net annuity
   transactions..........          --                  --                --
                             ----------------    ---------------  ----------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........            (262,302)         (230,820)        (3,642,272)
                             ----------------    ---------------  ----------------
  Net increase (decrease)
   in net assets.........             345,392          (184,741)        (4,214,329)
NET ASSETS:
  Beginning of year......          12,889,299         3,897,983         13,851,776
                             ----------------    ---------------  ----------------
  End of year............    $     13,234,691    $    3,713,242   $      9,637,447
                             ================    ===============  ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-104 ____________________________________

                                                  HARTFORD TOTAL      HARTFORD CAPITAL     HARTFORD DIVIDEND
                            HARTFORD ADVISERS     RETURN BOND HLS     APPRECIATION HLS      AND GROWTH HLS      HARTFORD FOCUS
                                HLS FUND               FUND                 FUND                 FUND              HLS FUND
                               SUB-ACCOUNT        SUB-ACCOUNT (J)        SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT
                           -------------------  -------------------  -------------------  -------------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................  $       62,090,232   $       67,149,252   $      (18,610,393)  $        7,191,542   $        29,066
  Capital gains income...         192,264,735            8,189,861          557,789,432           76,862,555           775,606
  Net realized gain
   (loss) on security
   transactions..........         122,422,305            2,044,595          (14,941,211)           4,629,677            71,374
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        (187,552,913)         (66,937,615)          (4,032,213)         (10,264,412)          725,892
                           -------------------  -------------------  -------------------  -------------------  ----------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         189,224,359           10,446,093          520,205,615           78,419,362         1,601,938
                           -------------------  -------------------  -------------------  -------------------  ----------------
UNIT TRANSACTIONS:
  Purchases..............          46,444,135           46,044,997           30,720,376           68,217,969           563,953
  Net transfers..........        (144,226,789)          58,065,322          (20,632,325)         125,319,564           651,761
  Surrenders for benefit
   payments and fees.....        (481,345,650)        (125,042,127)        (423,840,197)        (194,139,284)       (1,939,902)
  Net annuity
   transactions..........          (1,962,183)            (217,163)            (968,225)            (115,689)        --
                           -------------------  -------------------  -------------------  -------------------  ----------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        (581,090,487)         (21,148,971)        (414,720,371)            (717,440)         (724,188)
                           -------------------  -------------------  -------------------  -------------------  ----------------
  Net increase (decrease)
   in net assets.........        (391,866,128)         (10,702,878)         105,485,244           77,701,922           877,750
NET ASSETS:
  Beginning of year......       3,730,246,995        1,140,676,868        4,051,428,149        1,711,691,790        21,358,804
                           -------------------  -------------------  -------------------  -------------------  ----------------
  End of year............  $    3,338,380,867   $    1,129,973,990   $    4,156,913,393   $    1,789,393,712   $    22,236,554
                           ===================  ===================  ===================  ===================  ================


                            HARTFORD GLOBAL
                             ADVISERS HLS
                                 FUND
                              SUB-ACCOUNT
                           -----------------
OPERATIONS:
  Net investment income
   (loss)................  $       2,438,954
  Capital gains income...         --
  Net realized gain
   (loss) on security
   transactions..........            692,872
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         (1,161,127)
                           -----------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          1,970,699
                           -----------------
UNIT TRANSACTIONS:
  Purchases..............          2,461,685
  Net transfers..........          4,364,725
  Surrenders for benefit
   payments and fees.....        (13,196,576)
  Net annuity
   transactions..........           (106,554)
                           -----------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         (6,476,720)
                           -----------------
  Net increase (decrease)
   in net assets.........         (4,506,021)
NET ASSETS:
  Beginning of year......        111,534,525
                           -----------------
  End of year............  $     107,028,504
                           =================

(j)  Formerly Hartford Bond HLS Fund Sub-Account. Change effective March 15,
     2005.

____________________________________ SA-105 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                                             HARTFORD GLOBAL
                           HARTFORD GLOBAL      FINANCIAL
                            COMMUNICATIONS     SERVICES HLS     HARTFORD GLOBAL
                               HLS FUND            FUND         HEALTH HLS FUND
                             SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                           ----------------  ----------------  -----------------
OPERATIONS:
  Net investment income
   (loss)................  $       196,024   $       208,508   $      (1,573,866)
  Capital gains income...           20,458            11,736           8,196,239
  Net realized gain
   (loss) on security
   transactions..........          528,172           197,945           1,947,047
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................          510,967           599,182           3,173,906
                           ----------------  ----------------  -----------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        1,255,621         1,017,371          11,743,326
                           ----------------  ----------------  -----------------
UNIT TRANSACTIONS:
  Purchases..............            2,131             7,249             148,914
  Net transfers..........       (1,037,288)         (538,994)         (6,975,930)
  Surrenders for benefit
   payments and fees.....         (575,554)         (961,745)        (10,656,175)
  Net annuity
   transactions..........             (416)        --                     11,898
                           ----------------  ----------------  -----------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (1,611,127)       (1,493,490)        (17,471,293)
                           ----------------  ----------------  -----------------
  Net increase (decrease)
   in net assets.........         (355,506)         (476,119)         (5,727,967)
NET ASSETS:
  Beginning of year......        8,866,717        13,290,392         125,867,428
                           ----------------  ----------------  -----------------
  End of year............  $     8,511,211   $    12,814,273   $     120,139,461
                           ================  ================  =================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-106 ____________________________________

                            HARTFORD GLOBAL   HARTFORD GLOBAL        HARTFORD                            HARTFORD GROWTH
                              LEADERS HLS      TECHNOLOGY HLS   DISCIPLINED EQUITY    HARTFORD GROWTH     OPPORTUNITIES
                                 FUND               FUND             HLS FUND            HLS FUND           HLS FUND
                              SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
                           -----------------  ----------------  -------------------  -----------------  -----------------
OPERATIONS:
  Net investment income
   (loss)................  $     (1,893,137)  $      (376,320)   $        (773,376)  $     (1,772,260)  $     (1,706,068)
  Capital gains income...         --                --                  --                  4,794,284         10,790,720
  Net realized gain
   (loss) on security
   transactions..........         2,291,226        (2,141,142)            (839,476)           (72,607)           353,671
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         1,983,863         5,161,529           13,965,084          1,723,716         12,630,020
                           -----------------  ----------------   -----------------   -----------------  -----------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         2,381,952         2,644,067           12,352,232          4,673,133         22,068,343
                           -----------------  ----------------   -----------------   -----------------  -----------------
UNIT TRANSACTIONS:
  Purchases..............        12,916,390            32,168           20,757,208          9,080,943         18,617,823
  Net transfers..........        (9,597,053)       (4,637,865)          30,198,301         20,319,524         36,110,542
  Surrenders for benefit
   payments and fees.....       (23,462,853)       (2,884,078)         (19,731,383)        (9,092,673)        (9,904,755)
  Net annuity
   transactions..........            62,444            (5,041)              47,017            (38,321)            83,931
                           -----------------  ----------------   -----------------   -----------------  -----------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (20,081,072)       (7,494,816)          31,271,143         20,269,473         44,907,541
                           -----------------  ----------------   -----------------   -----------------  -----------------
  Net increase (decrease)
   in net assets.........       (17,699,120)       (4,850,749)          43,623,375         24,942,606         66,975,884
NET ASSETS:
  Beginning of year......       278,304,562        37,674,818          210,492,892        103,625,818        108,794,006
                           -----------------  ----------------   -----------------   -----------------  -----------------
  End of year............  $    260,605,442   $    32,824,069    $     254,116,267   $    128,568,424   $    175,769,890
                           =================  ================   =================   =================  =================


                             HARTFORD HIGH
                            YIELD HLS FUND
                              SUB-ACCOUNT
                           -----------------
OPERATIONS:
  Net investment income
   (loss)................  $      10,710,512
  Capital gains income...         --
  Net realized gain
   (loss) on security
   transactions..........          2,751,780
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        (11,358,072)
                           -----------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          2,104,220
                           -----------------
UNIT TRANSACTIONS:
  Purchases..............          5,583,818
  Net transfers..........        (42,175,036)
  Surrenders for benefit
   payments and fees.....        (22,849,846)
  Net annuity
   transactions..........            (65,414)
                           -----------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        (59,506,478)
                           -----------------
  Net increase (decrease)
   in net assets.........        (57,402,258)
NET ASSETS:
  Beginning of year......        263,222,171
                           -----------------
  End of year............  $     205,819,913
                           =================

____________________________________ SA-107 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                                                  HARTFORD
                                                INTERNATIONAL        HARTFORD
                                                   CAPITAL        INTERNATIONAL
                            HARTFORD INDEX      APPRECIATION      SMALL COMPANY
                               HLS FUND           HLS FUND           HLS FUND
                              SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                           -----------------  -----------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................  $       2,718,016  $        (856,132) $      1,104,675
  Capital gains income...         16,506,998          7,037,793         7,866,795
  Net realized gain
   (loss) on security
   transactions..........         14,520,984            208,073            (1,953)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        (18,229,649)         3,111,325           665,462
                           -----------------  -----------------  ----------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         15,516,349          9,501,059         9,634,979
                           -----------------  -----------------  ----------------
UNIT TRANSACTIONS:
  Purchases..............          9,595,855         20,878,820         2,635,730
  Net transfers..........        (14,670,992)        34,297,567        38,624,755
  Surrenders for benefit
   payments and fees.....        (67,635,384)        (9,957,173)       (5,570,625)
  Net annuity
   transactions..........             26,094            141,262           (71,224)
                           -----------------  -----------------  ----------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        (72,684,427)        45,360,476        35,618,636
                           -----------------  -----------------  ----------------
  Net increase (decrease)
   in net assets.........        (57,168,078)        54,861,535        45,253,615
NET ASSETS:
  Beginning of year......        570,216,401        106,582,780        36,592,681
                           -----------------  -----------------  ----------------
  End of year............  $     513,048,323  $     161,444,315  $     81,846,296
                           =================  =================  ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-108 ____________________________________

                               HARTFORD                                                                     HARTFORD
                             INTERNATIONAL                                                                  MORTGAGE
                             OPPORTUNITIES     HARTFORD MIDCAP    HARTFORD MIDCAP     HARTFORD MONEY     SECURITIES HLS
                               HLS FUND           HLS FUND        VALUE HLS FUND     MARKET HLS FUND          FUND
                              SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
                           -----------------  -----------------  -----------------  ------------------  -----------------
OPERATIONS:
  Net investment income
   (loss)................  $      (5,089,269) $     (4,369,399)  $     (3,251,411)  $       5,369,010   $       6,585,102
  Capital gains income...         --                68,564,644         31,380,094          --                  --
  Net realized gain
   (loss) on security
   transactions..........            827,420        13,641,554          3,864,799          --                     935,098
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         52,534,009        (9,406,228)        (5,781,562)         --                  (5,202,406)
                           -----------------  -----------------  -----------------  ------------------  -----------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         48,272,160        68,430,571         26,211,920           5,369,010           2,317,794
                           -----------------  -----------------  -----------------  ------------------  -----------------
UNIT TRANSACTIONS:
  Purchases..............         18,290,418         1,233,903            406,109          13,084,727           3,930,983
  Net transfers..........         43,273,034       (16,713,352)       (12,955,041)        156,292,939          (5,886,776)
  Surrenders for benefit
   payments and fees.....        (38,146,836)      (58,652,372)       (26,305,747)       (131,130,965)        (32,524,980)
  Net annuity
   transactions..........           (188,077)         (151,369)             3,773             (73,701)           (168,077)
                           -----------------  -----------------  -----------------  ------------------  -----------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         23,228,539       (74,283,190)       (38,850,906)         38,173,000         (34,648,850)
                           -----------------  -----------------  -----------------  ------------------  -----------------
  Net increase (decrease)
   in net assets.........         71,500,699        (5,852,619)       (12,638,986)         43,542,010         (32,331,056)
NET ASSETS:
  Beginning of year......        343,734,902       501,631,830        346,517,520         330,120,589         260,667,524
                           -----------------  -----------------  -----------------  ------------------  -----------------
  End of year............  $     415,235,601  $    495,779,211   $    333,878,534   $     373,662,599   $     228,336,468
                           =================  =================  =================  ==================  =================


                            HARTFORD SMALL
                              COMPANY HLS
                                 FUND
                              SUB-ACCOUNT
                           -----------------
OPERATIONS:
  Net investment income
   (loss)................  $      (3,852,225)
  Capital gains income...         --
  Net realized gain
   (loss) on security
   transactions..........         (7,672,086)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         61,385,049
                           -----------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         49,860,738
                           -----------------
UNIT TRANSACTIONS:
  Purchases..............            331,389
  Net transfers..........        (17,066,020)
  Surrenders for benefit
   payments and fees.....        (31,169,552)
  Net annuity
   transactions..........            (80,719)
                           -----------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        (47,984,902)
                           -----------------
  Net increase (decrease)
   in net assets.........          1,875,836
NET ASSETS:
  Beginning of year......        297,931,794
                           -----------------
  End of year............  $     299,807,630
                           =================

____________________________________ SA-109 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                     HARTFORD U.S.
                               HARTFORD                               GOVERNMENT
                            SMALLCAP GROWTH     HARTFORD STOCK        SECURITIES
                               HLS FUND            HLS FUND            HLS FUND
                              SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                           -----------------  -------------------  -----------------
OPERATIONS:
  Net investment income
   (loss)................  $     (1,883,162)  $         8,796,756  $       4,126,136
  Capital gains income...        12,575,467           --                  --
  Net realized gain
   (loss) on security
   transactions..........           361,967            46,113,917           (817,099)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         4,675,668            81,431,682         (3,528,102)
                           -----------------  -------------------  -----------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        15,729,940           136,342,355           (219,065)
                           -----------------  -------------------  -----------------
UNIT TRANSACTIONS:
  Purchases..............        16,337,912            38,452,223         16,856,012
  Net transfers..........        30,326,654           (53,445,213)        16,111,082
  Surrenders for benefit
   payments and fees.....       (11,243,983)         (218,048,369)       (26,326,894)
  Net annuity
   transactions..........            89,365            (2,539,559)               968
                           -----------------  -------------------  -----------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        35,509,948          (235,580,918)         6,641,168
                           -----------------  -------------------  -----------------
  Net increase (decrease)
   in net assets.........        51,239,888           (99,238,563)         6,422,103
NET ASSETS:
  Beginning of year......       134,695,859         1,851,310,751        264,782,635
                           -----------------  -------------------  -----------------
  End of year............  $    185,935,747   $     1,752,072,188  $     271,204,738
                           =================  ===================  =================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-110 ____________________________________

                                              HARTFORD VALUE                       HUNTINGTON VA     HUNTINGTON VA
                            HARTFORD VALUE     OPPORTUNITIES    HARTFORD EQUITY    INCOME EQUITY    DIVIDEND CAPTURE
                               HLS FUND          HLS FUND       INCOME HLS FUND         FUND              FUND
                             SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           ----------------  -----------------  ----------------  ----------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................  $       809,062   $          34,556  $       219,017   $        22,886   $       440,554
  Capital gains income...        1,174,133           2,220,230        --                --                1,372,460
  Net realized gain
   (loss) on security
   transactions..........           76,965             195,617           36,695           298,126            38,723
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        3,629,967           4,737,710        1,415,767            75,581        (1,234,035)
                           ----------------  -----------------  ----------------  ----------------  ----------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        5,690,127           7,188,113        1,671,479           396,593           617,702
                           ----------------  -----------------  ----------------  ----------------  ----------------
UNIT TRANSACTIONS:
  Purchases..............        4,673,860          12,034,398        4,529,438         1,087,422         2,016,411
  Net transfers..........       10,416,769          37,805,400       25,183,827           450,895         3,017,645
  Surrenders for benefit
   payments and fees.....       (8,456,556)         (9,093,711)      (4,186,628)       (2,492,387)       (2,146,409)
  Net annuity
   transactions..........           66,006              70,579           78,791         --                --
                           ----------------  -----------------  ----------------  ----------------  ----------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        6,700,079          40,816,666       25,605,428          (954,070)        2,887,647
                           ----------------  -----------------  ----------------  ----------------  ----------------
  Net increase (decrease)
   in net assets.........       12,390,206          48,004,779       27,276,907          (557,477)        3,505,349
NET ASSETS:
  Beginning of year......       84,554,599          59,209,529       25,629,714        28,548,771        27,222,566
                           ----------------  -----------------  ----------------  ----------------  ----------------
  End of year............  $    96,944,805   $     107,214,308  $    52,906,621   $    27,991,294   $    30,727,915
                           ================  =================  ================  ================  ================


                            HUNTINGTON VA
                             GROWTH FUND
                             SUB-ACCOUNT
                           ----------------
OPERATIONS:
  Net investment income
   (loss)................  $       (166,229)
  Capital gains income...             4,527
  Net realized gain
   (loss) on security
   transactions..........            84,278
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................           (45,141)
                           ----------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          (122,565)
                           ----------------
UNIT TRANSACTIONS:
  Purchases..............           781,085
  Net transfers..........           105,278
  Surrenders for benefit
   payments and fees.....        (1,030,334)
  Net annuity
   transactions..........         --
                           ----------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........          (143,971)
                           ----------------
  Net increase (decrease)
   in net assets.........          (266,536)
NET ASSETS:
  Beginning of year......        15,666,220
                           ----------------
  End of year............  $     15,399,684
                           ================

____________________________________ SA-111 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005


                            HUNTINGTON VA     HUNTINGTON VA    HUNTINGTON VA
                           MID CORP AMERICA    NEW ECONOMY    ROTATING MARKETS
                                 FUND             FUND              FUND
                             SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                           ----------------  ---------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................  $      (243,628)  $      (83,607)  $       (43,288)
  Capital gains income...           23,816            4,750            91,727
  Net realized gain
   (loss) on security
   transactions..........          114,350           22,377            47,725
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        1,904,715          683,347           269,836
                           ----------------  ---------------  ---------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        1,799,253          626,867           366,000
                           ----------------  ---------------  ---------------
UNIT TRANSACTIONS:
  Purchases..............        1,198,659          633,728            80,895
  Net transfers..........        1,118,588          758,826            96,451
  Surrenders for benefit
   payments and fees.....       (1,076,306)        (340,842)         (347,269)
  Net annuity
   transactions..........        --                --               --
                           ----------------  ---------------  ---------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        1,240,941        1,051,712          (169,923)
                           ----------------  ---------------  ---------------
  Net increase (decrease)
   in net assets.........        3,040,194        1,678,579           196,077
NET ASSETS:
  Beginning of year......       15,108,259        4,502,618         4,746,075
                           ----------------  ---------------  ---------------
  End of year............  $    18,148,453   $    6,181,197   $     4,942,152
                           ================  ===============  ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-112 ____________________________________

                            HUNTINGTON VA                       HUNTINGTON VA      HUNTINGTON VA
                            INTERNATIONAL     HUNTINGTON VA        MORTGAGE       SITUS SMALL CAP   MERCURY GLOBAL
                             EQUITY FUND     MACRO 100 FUND    SECURITIES FUND         FUND        GROWTH V.I. FUND
                           SUB-ACCOUNT (K)     SUB-ACCOUNT     SUB-ACCOUNT (K)      SUB-ACCOUNT    SUB-ACCOUNT (L)
                           ----------------  ---------------  ------------------  ---------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................   $         289    $      (30,855)    $      (1,351)    $      (30,138)   $         124
  Capital gains income...             344          --               --                    14,766         --
  Net realized gain
   (loss) on security
   transactions..........              17             3,690               (33)             2,158            1,311
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................          12,126           243,011             1,514            316,950           11,809
                            -------------    ---------------    -------------     ---------------   -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          12,776           215,846               130            303,736           13,244
                            -------------    ---------------    -------------     ---------------   -------------
UNIT TRANSACTIONS:
  Purchases..............          48,939           950,598            43,065            749,431         --
  Net transfers..........         143,455         1,233,836           248,961          1,233,120           28,330
  Surrenders for benefit
   payments and fees.....            (522)         (178,856)           (7,781)           (59,654)          (3,553)
  Net annuity
   transactions..........        --                --               --                  --               --
                            -------------    ---------------    -------------     ---------------   -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         191,872         2,005,578           284,245          1,922,897           24,777
                            -------------    ---------------    -------------     ---------------   -------------
  Net increase (decrease)
   in net assets.........         204,648         2,221,424           284,375          2,226,633           38,021
NET ASSETS:
  Beginning of year......        --                 978,689         --                   674,944           99,520
                            -------------    ---------------    -------------     ---------------   -------------
  End of year............   $     204,648    $    3,200,113     $     284,375     $    2,901,577    $     137,541
                            =============    ===============    =============     ===============   =============


                             MERCURY LARGE
                            CAP GROWTH V.I.
                                  FUND
                            SUB-ACCOUNT (M)
                           ------------------
OPERATIONS:
  Net investment income
   (loss)................    $      (1,228)
  Capital gains income...        --
  Net realized gain
   (loss) on security
   transactions..........              561
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................           10,247
                             -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............            9,580
                             -------------
UNIT TRANSACTIONS:
  Purchases..............            7,500
  Net transfers..........           40,859
  Surrenders for benefit
   payments and fees.....           (2,880)
  Net annuity
   transactions..........        --
                             -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........           45,479
                             -------------
  Net increase (decrease)
   in net assets.........           55,059
NET ASSETS:
  Beginning of year......          109,013
                             -------------
  End of year............    $     164,072
                             =============

(k)  From inception, July 5, 2005 to December 31, 2005.
(l) Formerly Merrill Lynch Global Growth V.I. Fund Sub-Account. Change effective May 1, 2005.
(m) Formerly Merrill Lynch Large Cap Growth V.I. Fund Sub-Account. Change effective May 1, 2005.

____________________________________ SA-113 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005


                                                             MTB MANAGED
                           MTB LARGE CAP   MTB LARGE CAP   ALLOCATION FUND-
                           GROWTH FUND II  VALUE FUND II  MODERATE GROWTH II
                            SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT (K)
                           --------------  -------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................  $      (5,658)  $    (3,646)    $         3,421
  Capital gains income...         10,795        38,938             300,885
  Net realized gain
   (loss) on security
   transactions..........            867           822               2,099
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................          7,763        25,691            (184,247)
                           -------------   -------------   ---------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         13,767        61,805             122,158
                           -------------   -------------   ---------------
UNIT TRANSACTIONS:
  Purchases..............        475,355       407,792           1,146,696
  Net transfers..........         69,778        54,132              91,654
  Surrenders for benefit
   payments and fees.....         (6,192)       (8,184)            (50,718)
  Net annuity
   transactions..........       --             --                --
                           -------------   -------------   ---------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        538,941       453,740           1,187,632
                           -------------   -------------   ---------------
  Net increase (decrease)
   in net assets.........        552,708       515,545           1,309,790
NET ASSETS:
  Beginning of year......        108,506       230,952           2,784,786
                           -------------   -------------   ---------------
  End of year............  $     661,214   $   746,497     $     4,094,576
                           =============   =============   ===============

(k)  From inception, July 5, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-114 ____________________________________

                             MTB MANAGED     NATIONS MARSICO
                           ALLOCATION FUND-   INTERNATIONAL      NATIONS HIGH         NATIONS        NATIONS MARSICO
                              AGGRESSIVE      OPPORTUNITIES       YIELD BOND       INTERNATIONAL    FOCUSED EQUITIES
                            GROWTH FUND II      PORTFOLIO         PORTFOLIO       VALUE PORTFOLIO       PORTFOLIO
                             SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                           ----------------  ----------------  ----------------  -----------------  -----------------
OPERATIONS:
  Net investment income
   (loss)................    $        22     $      (437,015)  $       (335,495) $          27,820  $     (1,276,632)
  Capital gains income...       --                   653,078             71,202          2,842,182         --
  Net realized gain
   (loss) on security
   transactions..........       --                    58,470             15,582           (343,265)        1,564,550
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................            189           5,612,761            388,723         (2,100,717)        7,612,476
                             -----------     ----------------  ----------------  -----------------  -----------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............            211           5,887,294            140,012            426,020         7,900,394
                             -----------     ----------------  ----------------  -----------------  -----------------
UNIT TRANSACTIONS:
  Purchases..............       --                   544,587            513,077              6,465           641,158
  Net transfers..........          8,689           4,249,720           (420,276)       (10,243,712)       (4,435,810)
  Surrenders for benefit
   payments and fees.....       --                (2,214,531)        (2,532,741)          (873,956)      (12,503,718)
  Net annuity
   transactions..........       --                     5,449              5,448         --                    (1,146)
                             -----------     ----------------  ----------------  -----------------  -----------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........          8,689           2,585,225         (2,434,492)       (11,111,203)      (16,299,516)
                             -----------     ----------------  ----------------  -----------------  -----------------
  Net increase (decrease)
   in net assets.........          8,900           8,472,519         (2,294,480)       (10,685,183)       (8,399,122)
NET ASSETS:
  Beginning of year......       --                31,556,508         27,346,262         10,685,183       104,868,457
                             -----------     ----------------  ----------------  -----------------  -----------------
  End of year............    $     8,900     $    40,029,027   $     25,051,782  $      --          $     96,469,335
                             ===========     ================  ================  =================  =================


                            NATIONS ASSET
                              ALLOCATION
                              PORTFOLIO
                             SUB-ACCOUNT
                           ----------------
OPERATIONS:
  Net investment income
   (loss)................  $       (118,999)
  Capital gains income...         --
  Net realized gain
   (loss) on security
   transactions..........            92,404
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................           296,597
                           ----------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............           270,002
                           ----------------
UNIT TRANSACTIONS:
  Purchases..............            23,308
  Net transfers..........           524,660
  Surrenders for benefit
   payments and fees.....        (1,668,151)
  Net annuity
   transactions..........         --
                           ----------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        (1,120,183)
                           ----------------
  Net increase (decrease)
   in net assets.........          (850,181)
NET ASSETS:
  Beginning of year......         9,636,410
                           ----------------
  End of year............  $      8,786,229
                           ================

____________________________________ SA-115 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005


                                             NATIONS MARSICO
                           NATIONS MARSICO     21ST CENTURY     NATIONS MIDCAP
                           GROWTH PORTFOLIO     PORTFOLIO      GROWTH PORTFOLIO
                             SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           ----------------  ----------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................  $      (866,910)  $      (139,243)  $       (309,918)
  Capital gains income...        --                --                 1,476,356
  Net realized gain
   (loss) on security
   transactions..........           74,263            66,221            109,138
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        4,401,352           833,260           (443,675)
                           ----------------  ----------------  ----------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        3,608,705           760,238            831,901
                           ----------------  ----------------  ----------------
UNIT TRANSACTIONS:
  Purchases..............          558,362           139,868            585,547
  Net transfers..........       (1,477,687)        2,034,596          1,663,994
  Surrenders for benefit
   payments and fees.....       (7,495,392)         (895,064)        (1,504,909)
  Net annuity
   transactions..........           (5,346)        --                 --
                           ----------------  ----------------  ----------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (8,420,063)        1,279,400            744,632
                           ----------------  ----------------  ----------------
  Net increase (decrease)
   in net assets.........       (4,811,358)        2,039,638          1,576,533
NET ASSETS:
  Beginning of year......       68,891,783         9,253,674         20,342,631
                           ----------------  ----------------  ----------------
  End of year............  $    64,080,425   $    11,293,312   $     21,919,164
                           ================  ================  ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-116 ____________________________________

                                                                                           PIONEER OAK
                            NATIONS SMALL                                                RIDGE LARGE CAP
                               COMPANY        NATIONS VALUE      PIONEER FUND VCT          GROWTH VCT            PIONEER VALUE
                              PORTFOLIO         PORTFOLIO            PORTFOLIO              PORTFOLIO            VCT PORTFOLIO
                             SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT (N)(O)     SUB-ACCOUNT (N)(P)     SUB-ACCOUNT (N)(Q)
                           ----------------  ----------------  ---------------------  ---------------------  ---------------------
OPERATIONS:
  Net investment income
   (loss)................  $       (232,695) $       (447,012)   $        (435,551)     $       (214,307)      $       (299,425)
  Capital gains income...         --                  287,816            2,491,849            --                     --
  Net realized gain
   (loss) on security
   transactions..........           132,122           282,673            5,079,344             1,259,633             12,187,407
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................           885,770         2,232,559          (11,093,269)             (693,777)            (8,372,930)
                           ----------------  ----------------    -----------------      ----------------       ----------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............           785,197         2,356,036           (3,957,627)              351,549              3,515,052
                           ----------------  ----------------    -----------------      ----------------       ----------------
UNIT TRANSACTIONS:
  Purchases..............           406,110           372,413            3,009,952             1,280,244              1,556,845
  Net transfers..........         1,049,187         1,683,299           (8,561,923)              888,745             (2,296,502)
  Surrenders for benefit
   payments and fees.....        (1,213,485)       (3,021,910)          (7,664,191)           (1,539,187)            (8,221,132)
  Net annuity
   transactions..........         --                --                 --                     --                     --
                           ----------------  ----------------    -----------------      ----------------       ----------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........           241,812          (966,198)         (13,216,162)              629,802             (8,960,789)
                           ----------------  ----------------    -----------------      ----------------       ----------------
  Net increase (decrease)
   in net assets.........         1,027,009         1,389,838          (17,173,789)              981,351             (5,445,737)
NET ASSETS:
  Beginning of year......        15,755,475        30,455,085           68,756,663            13,883,431             61,220,688
                           ----------------  ----------------    -----------------      ----------------       ----------------
  End of year............  $     16,782,484  $     31,844,923    $      51,582,874      $     14,864,782       $     55,774,951
                           ================  ================    =================      ================       ================


                           JENNISON 20/20
                           FOCUS PORTFOLIO
                             SUB-ACCOUNT
                           ---------------
OPERATIONS:
  Net investment income
   (loss)................   $      (7,209)
  Capital gains income...        --
  Net realized gain
   (loss) on security
   transactions..........          14,654
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................          88,556
                            -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          96,001
                            -------------
UNIT TRANSACTIONS:
  Purchases..............           1,911
  Net transfers..........         140,326
  Surrenders for benefit
   payments and fees.....         (62,069)
  Net annuity
   transactions..........        --
                            -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........          80,168
                            -------------
  Net increase (decrease)
   in net assets.........         176,169
NET ASSETS:
  Beginning of year......         469,522
                            -------------
  End of year............   $     645,691
                            =============

(n)  From inception, November 4, 2005 to December 31, 2005.
(o) Effective November 4, 2005, AmSouth Select Equity Fund Sub-Account merged with Pioneer Fund VCT Portfolio Sub-Account.
(p) Effective November 4, 2005, AmSouth Capital Growth Fund Sub-Account merged with Pioneer Oak Ridge Large Cap Growth VCT Portfolio Sub-Account.
(q) Effective November 4, 2005, AmSouth Value Fund Sub-Account merged with Pioneer Value VCT Fund Sub-Account.

____________________________________ SA-117 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                 SP WILLIAM
                                                                   BLAIR
                              JENNISON      PRUDENTIAL VALUE   INTERNATIONAL
                              PORTFOLIO        PORTFOLIO      GROWTH PORTFOLIO
                             SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                           ---------------  ----------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................  $       (18,809)  $      (4,499)    $      (1,921)
  Capital gains income...        --               --                   5,925
  Net realized gain
   (loss) on security
   transactions..........            8,988           6,130             4,964
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................          156,506         109,419            11,284
                           ---------------   -------------     -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          146,685         111,050            20,252
                           ---------------   -------------     -------------
UNIT TRANSACTIONS:
  Purchases..............            1,188          20,450          --
  Net transfers..........          (52,689)        209,891            23,767
  Surrenders for benefit
   payments and fees.....          (77,779)        (33,217)          (24,564)
  Net annuity
   transactions..........           (1,102)       --                --
                           ---------------   -------------     -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         (130,382)        197,124              (797)
                           ---------------   -------------     -------------
  Net increase (decrease)
   in net assets.........           16,303         308,174            19,455
NET ASSETS:
  Beginning of year......        1,354,957         618,878           149,792
                           ---------------   -------------     -------------
  End of year............  $     1,371,260   $     927,052     $     169,247
                           ===============   =============     =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-118 ____________________________________

                                                                                                  VICTORY VARIABLE
                                            SMITH BARNEY                    UBS SERIES TRUST --       INSURANCE
                            SMITH BARNEY    APPRECIATION    SMITH BARNEY      U.S. ALLOCATION     DIVERSIFIED STOCK
                           GOVERNMENT FUND      FUND       CASH PORTFOLIO        PORTFOLIO              FUND
                             SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT (R)
                           ---------------  -------------  --------------  ---------------------  -----------------
OPERATIONS:
  Net investment income
   (loss)................   $        361    $       (763)  $       4,322     $            894      $       (27,798)
  Capital gains income...       --                 8,066        --                 --                    --
  Net realized gain
   (loss) on security
   transactions..........       --                   102        --                   (666,534)              12,898
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       --                (2,668)       --                  1,586,539              168,515
                            ------------    -------------  -------------     ----------------      ---------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............            361           4,737           4,322              920,899              153,615
                            ------------    -------------  -------------     ----------------      ---------------
UNIT TRANSACTIONS:
  Purchases..............       --               --             --                      3,056                1,200
  Net transfers..........       --               --             --                 (1,921,923)               8,002
  Surrenders for benefit
   payments and fees.....         (1,725)         (2,153)         (5,159)          (1,552,080)             (88,611)
  Net annuity
   transactions..........       --               --             --                     (3,212)           --
                            ------------    -------------  -------------     ----------------      ---------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         (1,725)         (2,153)         (5,159)          (3,474,159)             (79,409)
                            ------------    -------------  -------------     ----------------      ---------------
  Net increase (decrease)
   in net assets.........         (1,364)          2,584            (837)          (2,553,260)              74,206
NET ASSETS:
  Beginning of year......         21,615         151,403         249,578           21,024,770            2,204,920
                            ------------    -------------  -------------     ----------------      ---------------
  End of year............   $     20,251    $    153,987   $     248,741     $     18,471,510      $     2,279,126
                            ============    =============  =============     ================      ===============


                             WELLS FARGO
                           ADVANTAGE ASSET
                           ALLOCATION FUND
                           SUB-ACCOUNT (S)
                           ----------------
OPERATIONS:
  Net investment income
   (loss)................   $       1,255
  Capital gains income...           6,448
  Net realized gain
   (loss) on security
   transactions..........              41
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................           2,475
                            -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          10,219
                            -------------
UNIT TRANSACTIONS:
  Purchases..............          31,995
  Net transfers..........           6,598
  Surrenders for benefit
   payments and fees.....             (52)
  Net annuity
   transactions..........        --
                            -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........          38,541
                            -------------
  Net increase (decrease)
   in net assets.........          48,760
NET ASSETS:
  Beginning of year......         255,268
                            -------------
  End of year............   $     304,028
                            =============

(r)  Formerly reported as Variable Diversified Stock Fund Sub-Account.
(s) Formerly Wells Fargo Asset Allocation Fund Sub-Account. Change effective April 11, 2005.

____________________________________ SA-119 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                             WELLS FARGO                          WELLS FARGO
                           ADVANTAGE TOTAL     WELLS FARGO         ADVANTAGE
                             RETURN BOND     ADVANTAGE EQUITY  INTERNATIONAL CORE
                                 FUND          INCOME FUND            FUND
                           SUB-ACCOUNT (T)   SUB-ACCOUNT (U)    SUB-ACCOUNT (V)
                           ----------------  ----------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................   $       2,833     $           4       $        289
  Capital gains income...             564          --                    2,085
  Net realized gain
   (loss) on security
   transactions..........               8               165                194
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................          (2,992)            5,734              3,481
                            -------------     -------------       ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............             413             5,903              6,049
                            -------------     -------------       ------------
UNIT TRANSACTIONS:
  Purchases..............           1,530             1,800              3,199
  Net transfers..........          17,543             9,529             (2,247)
  Surrenders for benefit
   payments and fees.....             (10)               (6)            (1,000)
  Net annuity
   transactions..........        --                --                --
                            -------------     -------------       ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........          19,063            11,323                (48)
                            -------------     -------------       ------------
  Net increase (decrease)
   in net assets.........          19,476            17,226              6,001
NET ASSETS:
  Beginning of year......         123,709           141,934             75,374
                            -------------     -------------       ------------
  End of year............   $     143,185     $     159,160       $     81,375
                            =============     =============       ============

(t) Formerly Wells Fargo Total Return Bond Fund Sub-Account. Change effective April 11, 2005.
(u) Formerly Wells Fargo Equity Income Fund Sub-Account. Change effective April 11, 2005.
(v) Formerly Wells Fargo International Equity Fund Sub-Account. Change effective April 11, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-120 ____________________________________

                             WELLS FARGO                       STI CLASSIC VT     STI CLASSIC VT
                           ADVANTAGE LARGE     WELLS FARGO         CAPITAL          LARGE CAP       STI CLASSIC VT
                            COMPANY GROWTH   ADVANTAGE SMALL    APPRECIATION      RELATIVE VALUE    MID-CAP EQUITY
                                 FUND        CAP GROWTH FUND        FUND               FUND              FUND
                           SUB-ACCOUNT (W)   SUB-ACCOUNT (X)     SUB-ACCOUNT     SUB-ACCOUNT (Y)      SUB-ACCOUNT
                           ----------------  ----------------  ---------------  ------------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................   $      (2,349)     $       (319)   $      (59,506)   $       (19,067)   $      (18,056)
  Capital gains income...        --                --                --                --                 --
  Net realized gain
   (loss) on security
   transactions..........           1,125               119            19,668             19,677            13,585
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................           9,991             1,223           (22,868)           173,363           168,326
                            -------------      ------------    ---------------   ---------------    ---------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............           8,767             1,023           (62,706)           173,973           163,855
                            -------------      ------------    ---------------   ---------------    ---------------
UNIT TRANSACTIONS:
  Purchases..............           2,750               800           636,055            112,818           141,440
  Net transfers..........           6,722              (645)          478,814            485,192           320,581
  Surrenders for benefit
   payments and fees.....            (268)             (255)         (192,517)           (94,149)          (97,420)
  Net annuity
   transactions..........        --                --                --                --                 --
                            -------------      ------------    ---------------   ---------------    ---------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........           9,204              (100)          922,352            503,861           364,601
                            -------------      ------------    ---------------   ---------------    ---------------
  Net increase (decrease)
   in net assets.........          17,971               923           859,646            677,834           528,456
NET ASSETS:
  Beginning of year......         168,537            20,233         2,937,327          2,012,000         1,105,309
                            -------------      ------------    ---------------   ---------------    ---------------
  End of year............   $     186,508      $     21,156    $    3,796,973    $     2,689,834    $    1,633,765
                            =============      ============    ===============   ===============    ===============


                            STI CLASSIC VT
                           LARGE CAP VALUE
                             EQUITY FUND
                           SUB-ACCOUNT (Z)
                           ----------------
OPERATIONS:
  Net investment income
   (loss)................  $        (4,302)
  Capital gains income...        --
  Net realized gain
   (loss) on security
   transactions..........           44,710
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................           (3,270)
                           ---------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............           37,138
                           ---------------
UNIT TRANSACTIONS:
  Purchases..............           79,934
  Net transfers..........         (135,911)
  Surrenders for benefit
   payments and fees.....          (99,578)
  Net annuity
   transactions..........        --
                           ---------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         (155,555)
                           ---------------
  Net increase (decrease)
   in net assets.........         (118,417)
NET ASSETS:
  Beginning of year......        2,151,523
                           ---------------
  End of year............  $     2,033,106
                           ===============

(w) Formerly Wells Fargo Large Company Growth Fund Sub-Account. Change effective April 11, 2005.
(x) Formerly Wells Fargo Small Cap Growth Fund Sub-Account. Change effective April 11, 2005.
(y) Formerly STI Classic VT Growth and Income Fund Sub-Account. Change effective December 8, 2005.
(z) Formerly STI Classic VT Value Income Stock Fund Sub-Account. Change effective December 8, 2005.

____________________________________ SA-121 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2004

                                     AMERICAN CENTURY(R)
                                          VP CAPITAL                 AIM V.I. CAPITAL
                                         APPRECIATION                  APPRECIATION    AIM V.I. HIGH YIELD
                                             FUND                          FUND               FUND
                                         SUB-ACCOUNT                   SUB-ACCOUNT         SUB-ACCOUNT
                           ----------------------------------------  ----------------  -------------------
OPERATIONS:
  Net investment income
   (loss)................                $   (35,730)                  $  (104,973)        $  105,008
  Capital gains income...             --                                  --                 --
  Net realized gain
   (loss) on security
   transactions..........                 (1,770,707)                     (762,657)          (256,793)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................                  2,026,842                     1,271,121            726,022
                                         -----------                   -----------         ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............                    220,405                       403,491            574,237
                                         -----------                   -----------         ----------
UNIT TRANSACTIONS:
  Purchases..............                    277,529                        75,930             64,135
  Net transfers..........                   (599,048)                     (586,984)           (50,742)
  Surrenders for benefit
   payments and fees.....                   (237,595)                     (585,441)          (578,174)
  Net annuity
   transactions..........                       (371)                         (892)          --
                                         -----------                   -----------         ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........                   (559,485)                   (1,097,387)          (564,781)
                                         -----------                   -----------         ----------
  Net increase (decrease)
   in net assets.........                   (339,080)                     (693,896)             9,456
NET ASSETS:
  Beginning of year......                  3,345,102                     8,846,599          6,435,483
                                         -----------                   -----------         ----------
  End of year............                $ 3,006,022                   $ 8,152,703         $6,444,939
                                         ===========                   ===========         ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-122 ____________________________________


                                             ALLIANCEBERNSTEIN   ALLIANCEBERNSTEIN
                           AIM V.I. PREMIER   VP GLOBAL BOND    VP GROWTH AND INCOME  AMSOUTH CAPITAL  AMSOUTH VALUE  AMSOUTH SELECT
                             EQUITY FUND         PORTFOLIO           PORTFOLIO          GROWTH FUND        FUND        EQUITY FUND
                             SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           ----------------  -----------------  --------------------  ---------------  -------------  --------------
OPERATIONS:
  Net investment income
   (loss)................    $  (176,247)       $   59,610           $  (22,259)        $  (131,033)    $  (373,271)   $  (657,001)
  Capital gains income...       --                  28,849            --                   --               --             --
  Net realized gain
   (loss) on security
   transactions..........     (2,918,647)            4,564              (37,875)             43,912      (1,026,304)       326,079
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      3,886,497            39,824              449,652             474,851       8,791,237      5,130,488
                             -----------        ----------           ----------         -----------     -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        791,603           132,847              389,518             387,730       7,391,662      4,799,566
                             -----------        ----------           ----------         -----------     -----------    -----------
UNIT TRANSACTIONS:
  Purchases..............        124,306           146,163              539,094           3,968,805       4,555,045     10,928,214
  Net transfers..........     (2,051,278)          303,717              315,395            (147,400)     (1,349,115)     6,575,724
  Surrenders for benefit
   payments and fees.....     (1,992,913)          (60,223)            (195,034)           (735,235)     (5,844,476)    (5,150,387)
  Net annuity
   transactions..........       --                --                      6,663            --               --             --
                             -----------        ----------           ----------         -----------     -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (3,919,885)          389,657              666,118           3,086,170      (2,638,546)    12,353,551
                             -----------        ----------           ----------         -----------     -----------    -----------
  Net increase (decrease)
   in net assets.........     (3,128,282)          522,504            1,055,636           3,473,900       4,753,116     17,153,117
NET ASSETS:
  Beginning of year......     22,676,509         1,395,436            3,412,865          10,409,531      56,467,572     51,603,546
                             -----------        ----------           ----------         -----------     -----------    -----------
  End of year............    $19,548,227        $1,917,940           $4,468,501         $13,883,431     $61,220,688    $68,756,663
                             ===========        ==========           ==========         ===========     ===========    ===========

____________________________________ SA-123 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004


                                                  BB&T CAPITAL
                              BB&T MID CAP          MANAGER         BB&T LARGE CAP
                              GROWTH FUND         EQUITY FUND         VALUE FUND
                            SUB-ACCOUNT (A)     SUB-ACCOUNT (B)    SUB-ACCOUNT (C)
                           ------------------  ------------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................     $  (175,045)         $  (40,605)        $   308,990
  Capital gains income...        --                  --                  --
  Net realized gain
   (loss) on security
   transactions..........          11,048               5,477             274,891
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       2,119,325             774,014           7,723,172
                              -----------          ----------         -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       1,955,328             738,886           8,307,053
                              -----------          ----------         -----------
UNIT TRANSACTIONS:
  Purchases..............       2,085,782           1,845,115           3,642,390
  Net transfers..........       2,305,291             883,553           6,016,861
  Surrenders for benefit
   payments and fees.....        (782,754)           (420,421)         (4,751,113)
  Net annuity
   transactions..........        --                  --                     1,197
                              -----------          ----------         -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       3,608,319           2,308,247           4,909,335
                              -----------          ----------         -----------
  Net increase (decrease)
   in net assets.........       5,563,647           3,047,133          13,216,388
NET ASSETS:
  Beginning of year......      10,154,184           5,305,031          68,451,230
                              -----------          ----------         -----------
  End of year............     $15,717,831          $8,352,164         $81,667,618
                              ===========          ==========         ===========

(a)  Formerly BB&T Capital Appreciation Fund Sub-Acount. Change effective
     May 3, 2004.
(b) Formerly BB&T Capital Manager Aggressive Growth Fund Sub-Account. Change effective May 3, 2004.
(c)  Fomerly BB&T Growth and Income Fund Sub-Account. Change effective May 3,
     2004.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-124 ____________________________________

                                                  BB&T SPECIAL         BB&T TOTAL          CALVERT
                           BB&T LARGE COMPANY    OPPORTUNITIES        RETURN BOND      SOCIAL BALANCED   EVERGREEN VA
                              GROWTH FUND         EQUITY FUND             FUND            PORTFOLIO     FOUNDATION FUND
                            SUB-ACCOUNT (D)     SUB-ACCOUNT (D)     SUB-ACCOUNT (D)      SUB-ACCOUNT      SUB-ACCOUNT
                           ------------------  ------------------  ------------------  ---------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................     $   (81,875)         $   (7,012)          $    599         $   15,101       $  (36,117)
  Capital gains income...        --                  --                 --                  --               --
  Net realized gain
   (loss) on security
   transactions..........           2,843               1,016                (30)          (120,152)            (397)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         501,219             285,769                219            338,527          400,448
                              -----------          ----------           --------         ----------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         422,187             279,773                788            233,476          363,934
                              -----------          ----------           --------         ----------       ----------
UNIT TRANSACTIONS:
  Purchases..............       2,145,056           1,605,841            343,670            214,290          810,444
  Net transfers..........       1,058,781           1,120,434            135,379             43,682          288,754
  Surrenders for benefit
   payments and fees.....        (497,583)            (10,376)              (379)          (361,332)        (531,135)
  Net annuity
   transactions..........        --                  --                 --                  (68,473)         --
                              -----------          ----------           --------         ----------       ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       2,706,254           2,715,899            478,670           (171,833)         568,063
                              -----------          ----------           --------         ----------       ----------
  Net increase (decrease)
   in net assets.........       3,128,441           2,995,672            479,458             61,643          931,997
NET ASSETS:
  Beginning of year......       7,177,077            --                 --                3,465,533        7,190,483
                              -----------          ----------           --------         ----------       ----------
  End of year............     $10,305,518          $2,995,672           $479,458         $3,527,176       $8,122,480
                              ===========          ==========           ========         ==========       ==========


                           EVERGREEN VA
                               FUND
                           SUB-ACCOUNT
                           ------------
OPERATIONS:
  Net investment income
   (loss)................   $  (21,423)
  Capital gains income...      --
  Net realized gain
   (loss) on security
   transactions..........        6,691
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      174,691
                            ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      159,959
                            ----------
UNIT TRANSACTIONS:
  Purchases..............      635,494
  Net transfers..........      103,383
  Surrenders for benefit
   payments and fees.....     (106,275)
  Net annuity
   transactions..........      --
                            ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      632,602
                            ----------
  Net increase (decrease)
   in net assets.........      792,561
NET ASSETS:
  Beginning of year......    1,639,627
                            ----------
  End of year............   $2,432,188
                            ==========

(d)  From inception, August 9, 2004 to December 31, 2004.

____________________________________ SA-125 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004


                                         EVERGREEN VA
                           EVERGREEN VA  INTERNATIONAL  EVERGREEN VA
                           GROWTH FUND    EQUITY FUND    OMEGA FUND
                           SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -------------  ------------
OPERATIONS:
  Net investment income
   (loss)................  $  (138,573)   $    12,721   $  (145,083)
  Capital gains income...      --             --            --
  Net realized gain
   (loss) on security
   transactions..........      284,223        (93,004)     (147,701)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    1,115,761      3,297,146       841,271
                           -----------    -----------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    1,261,411      3,216,863       548,487
                           -----------    -----------   -----------
UNIT TRANSACTIONS:
  Purchases..............      522,540      4,125,224     1,132,028
  Net transfers..........   (1,161,540)     1,402,243      (435,226)
  Surrenders for benefit
   payments and fees.....     (449,408)    (1,291,286)     (515,219)
  Net annuity
   transactions..........       (3,152)        (5,093)       (1,033)
                           -----------    -----------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (1,091,560)     4,231,088       180,550
                           -----------    -----------   -----------
  Net increase (decrease)
   in net assets.........      169,851      7,447,951       729,037
NET ASSETS:
  Beginning of year......   10,986,123     15,405,678     9,901,300
                           -----------    -----------   -----------
  End of year............  $11,155,974    $22,853,629   $10,630,337
                           ===========    ===========   ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-126 ____________________________________

                            EVERGREEN VA    EVERGREEN VA   EVERGREEN VA  EVERGREEN VA  FIDELITY(R) VIP
                           SPECIAL VALUES  SPECIAL EQUITY  HIGH INCOME    GROWTH AND        ASSET
                                FUND            FUND           FUND      INCOME FUND     MANAGER-SM-
                            SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------  ------------  ------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................   $    (8,738)     $  (36,577)     $ 10,501    $   (20,706)    $   74,471
  Capital gains income...        88,570         --             --            --             --
  Net realized gain
   (loss) on security
   transactions..........        18,625          46,902           707        117,609          5,361
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     1,519,109         109,321         5,885      1,201,437        123,562
                            -----------      ----------      --------    -----------     ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     1,617,566         119,646        17,093      1,298,340        203,394
                            -----------      ----------      --------    -----------     ----------
UNIT TRANSACTIONS:
  Purchases..............     4,478,115         919,395        --            708,860        455,554
  Net transfers..........     2,532,310        (904,255)       21,349        383,153        (75,163)
  Surrenders for benefit
   payments and fees.....      (224,612)        (90,504)       (7,039)    (1,432,833)      (674,782)
  Net annuity
   transactions..........       --               (1,988)       --             (4,126)            (6)
                            -----------      ----------      --------    -----------     ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     6,785,813         (77,352)       14,310       (344,946)      (294,397)
                            -----------      ----------      --------    -----------     ----------
  Net increase (decrease)
   in net assets.........     8,403,379          42,294        31,403        953,394        (91,003)
NET ASSETS:
  Beginning of year......     4,531,748       2,400,855       226,348     16,651,956      5,133,897
                            -----------      ----------      --------    -----------     ----------
  End of year............   $12,935,127      $2,443,149      $257,751    $17,605,350     $5,042,894
                            ===========      ==========      ========    ===========     ==========


                                     FIDELITY(R) VIP
                                          GROWTH
                                       SUB-ACCOUNT
                           ------------------------------------
OPERATIONS:
  Net investment income
   (loss)................              $  (180,655)
  Capital gains income...            --
  Net realized gain
   (loss) on security
   transactions..........               (2,402,664)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................                2,923,419
                                       -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............                  340,100
                                       -----------
UNIT TRANSACTIONS:
  Purchases..............                1,276,998
  Net transfers..........                 (803,891)
  Surrenders for benefit
   payments and fees.....               (2,600,330)
  Net annuity
   transactions..........                     (455)
                                       -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........               (2,127,678)
                                       -----------
  Net increase (decrease)
   in net assets.........               (1,787,578)
NET ASSETS:
  Beginning of year......               19,921,630
                                       -----------
  End of year............              $18,134,052
                                       ===========

____________________________________ SA-127 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004


                                                                                                       FIFTH THIRD
                                     FIDELITY(R) VIP                       FIDELITY(R) VIP             BALANCED VIP
                                      CONTRAFUND(R)                            OVERSEAS                    FUND
                                       SUB-ACCOUNT                           SUB-ACCOUNT               SUB-ACCOUNT
                           ------------------------------------  ------------------------------------  ------------
OPERATIONS:
  Net investment income
   (loss)................              $  (184,535)                           $   (4,588)               $   (8,276)
  Capital gains income...            --                                    --                               13,604
  Net realized gain
   (loss) on security
   transactions..........                 (248,459)                               55,465                     7,526
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................                3,163,620                               473,150                    29,262
                                       -----------                            ----------                ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............                2,730,626                               524,027                    42,116
                                       -----------                            ----------                ----------
UNIT TRANSACTIONS:
  Purchases..............                1,213,350                               317,674                   236,831
  Net transfers..........                  430,743                               244,856                   (26,186)
  Surrenders for benefit
   payments and fees.....               (2,539,995)                             (422,699)                  (90,644)
  Net annuity
   transactions..........                      (37)                        --                              --
                                       -----------                            ----------                ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........                 (895,939)                              139,831                   120,001
                                       -----------                            ----------                ----------
  Net increase (decrease)
   in net assets.........                1,834,687                               663,858                   162,117
NET ASSETS:
  Beginning of year......               20,211,465                             4,102,443                 1,104,114
                                       -----------                            ----------                ----------
  End of year............              $22,046,152                            $4,766,301                $1,266,231
                                       ===========                            ==========                ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-128 ____________________________________

                                                                                    FIRST HORIZON
                              FIFTH THIRD                                              CAPITAL       FIRST HORIZON
                           DISCIPLINED VALUE  FIFTH THIRD MID  FIFTH THIRD QUALITY  APPRECIATION      CORE EQUITY
                               VIP FUND        CAP VIP FUND      GROWTH VIP FUND      PORTFOLIO        PORTFOLIO
                              SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT (E)
                           -----------------  ---------------  -------------------  -------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................     $   (59,713)      $  (134,164)       $  (150,406)      $  (46,577)      $   (81,198)
  Capital gains income...           7,641          --                --                 222,609          --
  Net realized gain
   (loss) on security
   transactions..........           9,341             4,028             30,971          (27,143)           94,665
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       1,029,000           993,658            205,105          127,984           459,729
                              -----------       -----------        -----------       ----------       -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         986,269           863,522             85,670          276,873           473,196
                              -----------       -----------        -----------       ----------       -----------
UNIT TRANSACTIONS:
  Purchases..............       4,314,458         4,913,883          4,069,672        2,180,256         4,557,388
  Net transfers..........       1,367,071         1,684,095          1,564,290         (164,919)          462,017
  Surrenders for benefit
   payments and fees.....        (457,837)         (502,284)          (617,862)        (133,452)         (484,407)
  Net annuity
   transactions..........        --                --                --                 --               --
                              -----------       -----------        -----------       ----------       -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       5,223,692         6,095,684          5,016,100        1,881,885         4,534,998
                              -----------       -----------        -----------       ----------       -----------
  Net increase (decrease)
   in net assets.........       6,209,961         6,959,216          5,101,770        2,158,758         5,008,194
NET ASSETS:
  Beginning of year......       5,056,567         5,326,292          7,787,529        1,739,225         8,843,582
                              -----------       -----------        -----------       ----------       -----------
  End of year............     $11,266,528       $12,285,508        $12,889,299       $3,897,983       $13,851,776
                              ===========       ===========        ===========       ==========       ===========


                           HARTFORD ADVISERS
                               HLS FUND
                              SUB-ACCOUNT
                           -----------------
OPERATIONS:
  Net investment income
   (loss)................   $   27,040,653
  Capital gains income...        --
  Net realized gain
   (loss) on security
   transactions..........       31,256,627
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       25,898,933
                            --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       84,196,213
                            --------------
UNIT TRANSACTIONS:
  Purchases..............      206,322,355
  Net transfers..........       (8,541,218)
  Surrenders for benefit
   payments and fees.....     (438,952,856)
  Net annuity
   transactions..........       (2,190,851)
                            --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (243,362,570)
                            --------------
  Net increase (decrease)
   in net assets.........     (159,166,357)
NET ASSETS:
  Beginning of year......    3,889,413,352
                            --------------
  End of year............   $3,730,246,995
                            ==============

(e) Formerly First Horizon Growth and Income Portfolio Sub-Account. Change effective May 3, 2004.

____________________________________ SA-129 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004


                                            HARTFORD CAPITAL
                            HARTFORD BOND   APPRECIATION HLS   HARTFORD DIVIDEND
                              HLS FUND            FUND        AND GROWTH HLS FUND
                             SUB-ACCOUNT      SUB-ACCOUNT         SUB-ACCOUNT
                           ---------------  ----------------  -------------------
OPERATIONS:
  Net investment income
   (loss)................  $   34,014,083    $  (35,141,914)    $      753,738
  Capital gains income...      27,037,671         --                 --
  Net realized gain
   (loss) on security
   transactions..........       8,293,342       (16,498,707)          (577,821)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     (36,770,374)      652,995,588        163,970,551
                           --------------    --------------     --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      32,574,722       601,354,967        164,146,468
                           --------------    --------------     --------------
UNIT TRANSACTIONS:
  Purchases..............     164,720,095       334,208,857        186,650,920
  Net transfers..........      56,055,322       204,986,345        166,592,730
  Surrenders for benefit
   payments and fees.....    (107,042,679)     (326,791,859)      (141,777,266)
  Net annuity
   transactions..........        (122,952)         (819,152)            79,860
                           --------------    --------------     --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     113,609,786       211,584,191        211,546,244
                           --------------    --------------     --------------
  Net increase (decrease)
   in net assets.........     146,184,508       812,939,158        375,692,712
NET ASSETS:
  Beginning of year......     994,492,360     3,238,488,991      1,335,999,078
                           --------------    --------------     --------------
  End of year............  $1,140,676,868    $4,051,428,149     $1,711,691,790
                           ==============    ==============     ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-130 ____________________________________


                                           HARTFORD GLOBAL  HARTFORD GLOBAL   HARTFORD GLOBAL                     HARTFORD GLOBAL
                           HARTFORD FOCUS   ADVISERS HLS    COMMUNICATIONS   FINANCIAL SERVICES  HARTFORD GLOBAL    LEADERS HLS
                              HLS FUND          FUND           HLS FUND           HLS FUND       HEALTH HLS FUND       FUND
                            SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT
                           --------------  ---------------  ---------------  ------------------  ---------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................   $  (248,728)    $ (1,328,910)     $  (119,366)      $  (182,944)      $ (1,627,380)    $ (1,655,625)
  Capital gains income...       --              --               --                --                4,227,975         --
  Net realized gain
   (loss) on security
   transactions..........       (55,300)         225,350          234,840            (9,125)           227,160          (67,919)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       624,079       11,800,035        1,392,778         1,414,036          9,536,253       37,802,373
                            -----------     ------------      -----------       -----------       ------------     ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       320,051       10,696,475        1,508,252         1,221,967         12,364,008       36,078,829
                            -----------     ------------      -----------       -----------       ------------     ------------
UNIT TRANSACTIONS:
  Purchases..............     2,903,944        9,114,197          712,734         1,135,889          8,774,942       39,920,131
  Net transfers..........       214,410       12,166,015       (1,076,347)          924,458          4,722,190       65,827,557
  Surrenders for benefit
   payments and fees.....    (1,507,044)     (10,578,803)        (676,612)         (576,043)        (9,742,349)     (16,328,861)
  Net annuity
   transactions..........       --                94,383            2,419          --                   (6,776)          (5,631)
                            -----------     ------------      -----------       -----------       ------------     ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     1,611,310       10,795,792       (1,037,806)        1,484,304          3,748,007       89,413,196
                            -----------     ------------      -----------       -----------       ------------     ------------
  Net increase (decrease)
   in net assets.........     1,931,361       21,492,267          470,446         2,706,271         16,112,015      125,492,025
NET ASSETS:
  Beginning of year......    19,427,443       90,042,258        8,396,271        10,584,121        109,755,413      152,812,537
                            -----------     ------------      -----------       -----------       ------------     ------------
  End of year............   $21,358,804     $111,534,525      $ 8,866,717       $13,290,392       $125,867,428     $278,304,562
                            ===========     ============      ===========       ===========       ============     ============

____________________________________ SA-131 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004


                           HARTFORD GLOBAL       HARTFORD
                           TECHNOLOGY HLS   DISCIPLINED EQUITY  HARTFORD GROWTH
                                FUND             HLS FUND          HLS FUND
                             SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                           ---------------  ------------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................    $  (583,370)      $   (464,926)     $ (1,260,176)
  Capital gains income...       --                --                  630,136
  Net realized gain
   (loss) on security
   transactions..........       (162,690)         3,076,916           434,950
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        (69,162)        10,129,584         9,331,418
                             -----------       ------------      ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (815,222)        12,741,574         9,136,328
                             -----------       ------------      ------------
UNIT TRANSACTIONS:
  Purchases..............      2,673,229         39,575,733        20,475,077
  Net transfers..........     (7,369,306)         4,517,451        19,688,999
  Surrenders for benefit
   payments and fees.....     (3,446,695)       (15,573,212)       (5,981,434)
  Net annuity
   transactions..........         (3,384)           (18,795)           89,814
                             -----------       ------------      ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (8,146,156)        28,501,177        34,272,456
                             -----------       ------------      ------------
  Net increase (decrease)
   in net assets.........     (8,961,378)        41,242,751        43,408,784
NET ASSETS:
  Beginning of year......     46,636,196        169,250,141        60,217,034
                             -----------       ------------      ------------
  End of year............    $37,674,818       $210,492,892      $103,625,818
                             ===========       ============      ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-132 ____________________________________

                                                                                  HARTFORD           HARTFORD       HARTFORD
                           HARTFORD GROWTH                                  INTERNATIONAL CAPITAL  INTERNATIONAL  INTERNATIONAL
                            OPPORTUNITIES   HARTFORD HIGH   HARTFORD INDEX      APPRECIATION       SMALL COMPANY  OPPORTUNITIES
                              HLS FUND      YIELD HLS FUND     HLS FUND           HLS FUND           HLS FUND       HLS FUND
                             SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  --------------  --------------  ---------------------  -------------  -------------
OPERATIONS:
  Net investment income
   (loss)................   $ (1,101,645)    $  6,773,781    $   (263,588)      $   (879,440)       $  (390,958)  $ (1,498,815)
  Capital gains income...       --               --             1,889,584          1,253,619            469,724        --
  Net realized gain
   (loss) on security
   transactions..........        485,669        4,027,113       2,676,492            (95,735)           (90,545)    (2,067,730)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     12,457,812        4,229,862      42,020,595         13,129,171          4,011,520     50,193,673
                            ------------     ------------    ------------       ------------        -----------   ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     11,841,836       15,030,756      46,323,083         13,407,615          3,999,741     46,627,128
                            ------------     ------------    ------------       ------------        -----------   ------------
UNIT TRANSACTIONS:
  Purchases..............     17,499,169       25,994,726      22,217,531         20,725,254          5,176,526     45,394,974
  Net transfers..........     46,686,560       12,080,738       3,465,639         46,207,628         10,647,847     35,070,186
  Surrenders for benefit
   payments and fees.....     (5,464,521)     (19,312,789)    (53,600,010)        (4,100,198)        (2,529,820)   (26,907,265)
  Net annuity
   transactions..........         23,844           52,722        (421,866)            21,627             (7,936)      (142,522)
                            ------------     ------------    ------------       ------------        -----------   ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     58,745,052       18,815,397     (28,338,706)        62,854,311         13,286,617     53,415,373
                            ------------     ------------    ------------       ------------        -----------   ------------
  Net increase (decrease)
   in net assets.........     70,586,888       33,846,153      17,984,377         76,261,926         17,286,358    100,042,501
NET ASSETS:
  Beginning of year......     38,207,118      229,376,018     552,232,024         30,320,854         19,306,323    243,692,401
                            ------------     ------------    ------------       ------------        -----------   ------------
  End of year............   $108,794,006     $263,222,171    $570,216,401       $106,582,780        $36,592,681   $343,734,902
                            ============     ============    ============       ============        ===========   ============

____________________________________ SA-133 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2004


                           HARTFORD MIDCAP  HARTFORD MIDCAP   HARTFORD MONEY
                              HLS FUND      VALUE HLS FUND   MARKET HLS FUND
                             SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT (F)
                           ---------------  ---------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................   $ (4,883,946)    $ (4,147,619)    $  (1,723,858)
  Capital gains income...       --              4,606,093             7,714
  Net realized gain
   (loss) on security
   transactions..........      5,437,185        1,049,078           (11,583)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     66,754,007       42,657,235            (3,141)
                            ------------     ------------     -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     67,307,246       44,164,787        (1,730,868)
                            ------------     ------------     -------------
UNIT TRANSACTIONS:
  Purchases..............        665,659       31,685,860        32,735,184
  Net transfers..........    (22,362,273)      35,408,084       (67,472,870)
  Surrenders for benefit
   payments and fees.....    (45,243,126)     (22,271,208)     (110,962,514)
  Net annuity
   transactions..........        (18,815)          12,879          (120,594)
                            ------------     ------------     -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (66,958,555)      44,835,615      (145,820,794)
                            ------------     ------------     -------------
  Net increase (decrease)
   in net assets.........        348,691       89,000,402      (147,551,662)
NET ASSETS:
  Beginning of year......    501,283,139      257,517,118       477,672,251
                            ------------     ------------     -------------
  End of year............   $501,631,830     $346,517,520     $ 330,120,589
                            ============     ============     =============

(f) Effective August 27, 2004, First American International Portfolio Sub-Account, First American Large Cap Growth Portfolio Sub-Account, First American Small Cap Growth Portfolio Sub-Account and First American Technology Portfolio Sub-Account merged with Hartford Money Market HLS Fund Sub-account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-134 ____________________________________

                              HARTFORD                                                       HARTFORD U.S.
                              MORTGAGE     HARTFORD SMALL     HARTFORD                         GOVERNMENT
                           SECURITIES HLS   COMPANY HLS    SMALLCAP GROWTH  HARTFORD STOCK   SECURITIES HLS  HARTFORD VALUE
                                FUND            FUND          HLS FUND         HLS FUND           FUND          HLS FUND
                            SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------  ---------------  ---------------  --------------  --------------
OPERATIONS:
  Net investment income
   (loss)................   $  9,134,657    $ (3,952,682)   $ (1,428,555)   $   (4,247,789)   $  4,915,939    $   (929,380)
  Capital gains income...        474,895        --              --                --              --              --
  Net realized gain
   (loss) on security
   transactions..........        786,541      (9,677,459)      1,241,192        12,225,345         483,433       2,843,530
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     (3,403,878)     42,401,439      15,783,575        40,393,139      (4,186,163)      5,026,925
                            ------------    ------------    ------------    --------------    ------------    ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      6,992,215      28,771,298      15,596,212        48,370,695       1,213,209       6,941,075
                            ------------    ------------    ------------    --------------    ------------    ------------
UNIT TRANSACTIONS:
  Purchases..............     13,727,689      14,179,619      37,561,439       102,730,115      44,174,842      11,508,363
  Net transfers..........    (11,611,191)     (3,564,712)     27,077,082       (14,667,495)     32,504,776     (13,266,575)
  Surrenders for benefit
   payments and fees.....    (30,007,571)    (26,684,185)     (6,012,126)     (186,919,165)    (24,436,228)     (6,857,144)
  Net annuity
   transactions..........        (44,530)        (60,365)         41,558        (1,611,023)        (22,914)          2,433
                            ------------    ------------    ------------    --------------    ------------    ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (27,935,603)    (16,129,643)     58,667,953      (100,467,568)     52,220,476      (8,612,923)
                            ------------    ------------    ------------    --------------    ------------    ------------
  Net increase (decrease)
   in net assets.........    (20,943,388)     12,641,655      74,264,165       (52,096,873)     53,433,685      (1,671,848)
NET ASSETS:
  Beginning of year......    281,610,912     285,290,139      60,431,694     1,903,407,624     211,348,950      86,226,447
                            ------------    ------------    ------------    --------------    ------------    ------------
  End of year............   $260,667,524    $297,931,794    $134,695,859    $1,851,310,751    $264,782,635    $ 84,554,599
                            ============    ============    ============    ==============    ============    ============

____________________________________ SA-135 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004


                           HARTFORD VALUE                      HUNTINGTON VA
                           OPPORTUNITIES    HARTFORD EQUITY    INCOME EQUITY
                              HLS FUND     VA INCOME HLS FUND      FUND
                            SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           --------------  ------------------  -------------
OPERATIONS:
  Net investment income
   (loss)................   $  (462,123)      $    49,569       $  (375,149)
  Capital gains income...       --                    669           202,474
  Net realized gain
   (loss) on security
   transactions..........      (378,628)           (3,879)          127,844
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     7,455,846         1,748,157         3,038,585
                            -----------       -----------       -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     6,615,095         1,794,516         2,993,754
                            -----------       -----------       -----------
UNIT TRANSACTIONS:
  Purchases..............    10,549,139         7,717,823         4,630,126
  Net transfers..........    22,589,793        15,192,903         2,023,194
  Surrenders for benefit
   payments and fees.....    (3,249,493)         (821,178)       (1,864,572)
  Net annuity
   transactions..........         3,733          --                 --
                            -----------       -----------       -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    29,893,172        22,089,548         4,788,748
                            -----------       -----------       -----------
  Net increase (decrease)
   in net assets.........    36,508,267        23,884,064         7,782,502
NET ASSETS:
  Beginning of year......    22,701,262         1,745,650        20,766,269
                            -----------       -----------       -----------
  End of year............   $59,209,529       $25,629,714       $28,548,771
                            ===========       ===========       ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-136 ____________________________________


                            HUNTINGTON VA                    HUNTINGTON VA    HUNTINGTON VA   HUNTINGTON VA
                           DIVIDEND CAPTURE  HUNTINGTON VA  MID CORP AMERICA   NEW ECONOMY   ROTATING MARKETS   HUNTINGTON VA
                                 FUND         GROWTH FUND         FUND            FUND             FUND         MACRO 100 FUND
                             SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT (G)   SUB-ACCOUNT (D)
                           ----------------  -------------  ----------------  -------------  ----------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................    $  (332,883)     $  (213,165)    $  (186,553)     $  (53,271)      $  (46,119)        $ (2,010)
  Capital gains income...        289,443          --             --                73,893          122,878          --
  Net realized gain
   (loss) on security
   transactions..........         61,704           22,308          62,552          18,251           36,749               32
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      2,702,998          771,623       1,988,711         575,648          305,103           44,368
                             -----------      -----------     -----------      ----------       ----------         --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      2,721,262          580,766       1,864,710         614,521          418,611           42,390
                             -----------      -----------     -----------      ----------       ----------         --------
UNIT TRANSACTIONS:
  Purchases..............      6,552,424        3,578,830       3,206,772       1,292,162          801,819          463,792
  Net transfers..........      3,400,884          981,322       1,036,918         297,729          465,411          474,120
  Surrenders for benefit
   payments and fees.....     (2,092,435)      (1,097,182)       (788,358)       (271,285)        (674,690)          (1,613)
  Net annuity
   transactions..........       --                --             --               --              --                --
                             -----------      -----------     -----------      ----------       ----------         --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      7,860,873        3,462,970       3,455,332       1,318,606          592,540          936,299
                             -----------      -----------     -----------      ----------       ----------         --------
  Net increase (decrease)
   in net assets.........     10,582,135        4,043,736       5,320,042       1,933,127        1,011,151          978,689
NET ASSETS:
  Beginning of year......     16,640,431       11,622,484       9,788,217       2,569,491        3,734,924          --
                             -----------      -----------     -----------      ----------       ----------         --------
  End of year............    $27,222,566      $15,666,220     $15,108,259      $4,502,618       $4,746,075         $978,689
                             ===========      ===========     ===========      ==========       ==========         ========

(d)  From inception, August 9, 2004 to December 31, 2004.
(g) Formerly Huntingon VA Rotating Index Fund Sub-Account. Change effective May 1, 2004.

____________________________________ SA-137 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                             HUNTINGTON VA
                                 SITUS         MERRILL LYNCH   MERRILL LYNCH
                               SMALL CAP       GLOBAL GROWTH  LARGE CAP GROWTH
                                  FUND           V.I. FUND       V.I. FUND
                            SUB-ACCOUNT (G)     SUB-ACCOUNT     SUB-ACCOUNT
                           ------------------  -------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................       $ (1,274)         $   127         $ (1,129)
  Capital gains income...       --                 --              --
  Net realized gain
   (loss) on security
   transactions..........             62              636               18
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         30,210           11,409            6,943
                                --------          -------         --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         28,998           12,172            5,832
                                --------          -------         --------
UNIT TRANSACTIONS:
  Purchases..............        341,602           --              --
  Net transfers..........        309,961           --               13,417
  Surrenders for benefit
   payments and fees.....         (5,617)          (9,944)          (3,406)
  Net annuity
   transactions..........       --                 --                 (513)
                                --------          -------         --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        645,946           (9,944)           9,498
                                --------          -------         --------
  Net increase (decrease)
   in net assets.........        674,944            2,228           15,330
NET ASSETS:
  Beginning of year......       --                 97,292           93,683
                                --------          -------         --------
  End of year............       $674,944          $99,520         $109,013
                                ========          =======         ========

(g) Formerly Huntingon VA Rotating Index Fund Sub-Account. Change effective May 1, 2004.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-138 ____________________________________

                                                                                   NATIONS MARSICO
                                                                  MTB MANAGED       INTERNATIONAL   NATIONS HIGH      NATIONS
                            MTB LARGE CAP     MTB LARGE CAP    ALLOCATION FUND--    OPPORTUNITIES    YIELD BOND    INTERNATIONAL
                            GROWTH FUND II    VALUE FUND II    MODERATE GROWTH II     PORTFOLIO      PORTFOLIO    VALUE PORTFOLIO
                           SUB-ACCOUNT (H)   SUB-ACCOUNT (H)    SUB-ACCOUNT (H)      SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           ----------------  ----------------  ------------------  ---------------  ------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................      $     38          $    411         $    13,433        $  (265,922)   $ 1,273,661     $    26,955
  Capital gains income...       --                --                 --                   47,838        857,197         799,763
  Net realized gain
   (loss) on security
   transactions..........           257                 1                  76             40,323         80,164         278,225
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         5,913             7,814             106,348          3,826,050        195,689         779,887
                               --------          --------         -----------        -----------    -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         6,208             8,226             119,857          3,648,289      2,406,711       1,884,830
                               --------          --------         -----------        -----------    -----------     -----------
UNIT TRANSACTIONS:
  Purchases..............       112,240           220,305           2,647,885          2,966,758      1,910,219             936
  Net transfers..........           602             2,421              26,316          5,856,849      1,272,825        (505,530)
  Surrenders for benefit
   payments and fees.....       (10,544)          --                   (9,272)        (1,701,438)    (1,616,434)       (404,590)
  Net annuity
   transactions..........       --                --                 --                 --              --             --
                               --------          --------         -----------        -----------    -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       102,298           222,726           2,664,929          7,122,169      1,566,610        (909,184)
                               --------          --------         -----------        -----------    -----------     -----------
  Net increase (decrease)
   in net assets.........       108,506           230,952           2,784,786         10,770,458      3,973,321         975,646
NET ASSETS:
  Beginning of year......       --                --                 --               20,786,050     23,372,941       9,709,537
                               --------          --------         -----------        -----------    -----------     -----------
  End of year............      $108,506          $230,952         $ 2,784,786        $31,556,508    $27,346,262     $10,685,183
                               ========          ========         ===========        ===========    ===========     ===========

(h)  From inception, May 3, 2004 to December 31, 2004.

____________________________________ SA-139 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004


                           NATIONS MARSICO   NATIONS ASSET
                           FOCUSED EQUITIES   ALLOCATION    NATIONS MARSICO
                              PORTFOLIO        PORTFOLIO    GROWTH PORTFOLIO
                             SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT (I)
                           ----------------  -------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................    $ (1,312,293)    $     5,210     $  (859,078)
  Capital gains income...        --               --             --
  Net realized gain
   (loss) on security
   transactions..........      (2,470,150)         42,236      (1,399,843)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      12,965,825         565,868       9,355,338
                             ------------     -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       9,183,382         613,314       7,096,417
                             ------------     -----------     -----------
UNIT TRANSACTIONS:
  Purchases..............       2,805,524         258,481       1,959,672
  Net transfers..........      (3,795,654)        937,487      (1,183,448)
  Surrenders for benefit
   payments and fees.....      (7,947,155)     (1,035,639)     (5,953,295)
  Net annuity
   transactions..........         (19,201)        --               (5,118)
                             ------------     -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (8,956,486)        160,329      (5,182,189)
                             ------------     -----------     -----------
  Net increase (decrease)
   in net assets.........         226,896         773,643       1,914,228
NET ASSETS:
  Beginning of year......     104,641,561       8,862,767      66,977,555
                             ------------     -----------     -----------
  End of year............    $104,868,457     $ 9,636,410     $68,891,783
                             ============     ===========     ===========

(i) Effective January 23, 2004, Nations Capital Growth Portfolio Sub-Account merged with Nations Marsico Growth Portfolio Sub-Account.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-140 ____________________________________


                           NATIONS MARSICO                    NATIONS SMALL
                            21ST CENTURY     NATIONS MIDCAP      COMPANY     NATIONS VALUE  JENNISON 20/20
                              PORTFOLIO     GROWTH PORTFOLIO    PORTFOLIO      PORTFOLIO    FOCUS PORTFOLIO  JENNISON PORTFOLIO
                             SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                           ---------------  ----------------  -------------  -------------  ---------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................    $   (92,880)     $  (252,099)     $  (206,729)   $   (27,280)     $  (6,117)        $  (18,884)
  Capital gains income...       --               --                --             --             --                --
  Net realized gain
   (loss) on security
   transactions..........         20,293           88,584          111,582         28,218          6,744            (16,916)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      1,507,169        2,433,529        1,291,827      3,014,300         57,590            133,616
                             -----------      -----------      -----------    -----------      ---------         ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      1,434,582        2,270,014        1,196,680      3,015,238         58,217             97,816
                             -----------      -----------      -----------    -----------      ---------         ----------
UNIT TRANSACTIONS:
  Purchases..............        286,026        2,814,074        1,641,907      2,802,134          1,465                985
  Net transfers..........      2,174,980        2,161,126          446,536      3,424,963          9,872             15,930
  Surrenders for benefit
   payments and fees.....       (647,924)      (1,107,300)      (1,062,365)    (1,974,410)       (37,384)          (119,306)
  Net annuity
   transactions..........       --               --                --             --             --                  (1,058)
                             -----------      -----------      -----------    -----------      ---------         ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      1,813,082        3,867,900        1,026,078      4,252,687        (26,047)          (103,449)
                             -----------      -----------      -----------    -----------      ---------         ----------
  Net increase (decrease)
   in net assets.........      3,247,664        6,137,914        2,222,758      7,267,925         32,170             (5,633)
NET ASSETS:
  Beginning of year......      6,006,010       14,204,717       13,532,717     23,187,160        437,352          1,360,590
                             -----------      -----------      -----------    -----------      ---------         ----------
  End of year............    $ 9,253,674      $20,342,631      $15,755,475    $30,455,085      $ 469,522         $1,354,957
                             ===========      ===========      ===========    ===========      =========         ==========

____________________________________ SA-141 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004


                                             SP WILLIAM BLAIR  SMITH BARNEY
                           PRUDENTIAL VALUE   INTERNATIONAL     GOVERNMENT
                              PORTFOLIO      GROWTH PORTFOLIO      FUND
                             SUB-ACCOUNT     SUB-ACCOUNT (J)   SUB-ACCOUNT
                           ----------------  ----------------  ------------
OPERATIONS:
  Net investment income
   (loss)................      $ (3,106)         $ (2,316)       $   (38)
  Capital gains income...       --                --              --
  Net realized gain
   (loss) on security
   transactions..........         1,723            12,395         --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        77,356            12,744         --
                               --------          --------        -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        75,973            22,823            (38)
                               --------          --------        -------
UNIT TRANSACTIONS:
  Purchases..............        16,195           --              --
  Net transfers..........         4,824            21,678         --
  Surrenders for benefit
   payments and fees.....        (9,213)          (64,028)        (1,774)
  Net annuity
   transactions..........       --                --              --
                               --------          --------        -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        11,806           (42,350)        (1,774)
                               --------          --------        -------
  Net increase (decrease)
   in net assets.........        87,779           (19,527)        (1,812)
NET ASSETS:
  Beginning of year......       531,099           169,319         23,427
                               --------          --------        -------
  End of year............      $618,878          $149,792        $21,615
                               ========          ========        =======

(j) Formerly SP Jennison International Growth Portfolio Sub-Account. Change effective May 3, 2004.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-142 ____________________________________

                                                                                                      VICTORY SMALL
                           SMITH BARNEY                   UBS SERIES TRUST --        VICTORY             COMPANY
                           APPRECIATION   SMITH BARNEY      U.S. ALLOCATION        DIVERSIFIED         OPPORTUNITY
                               FUND      CASH PORTFOLIO        PORTFOLIO            STOCK FUND             FUND
                           SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT (K)      SUB-ACCOUNT (L)     SUB-ACCOUNT (M)
                           ------------  --------------  ---------------------  ------------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................    $    (43)    $      (263)        $  (115,507)          $  (15,735)         $  (8,230)
  Capital gains income...       2,084         --                --                    --                   17,729
  Net realized gain
   (loss) on security
   transactions..........         838         --                 (762,064)              14,238            206,420
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       8,233         --                2,599,870              167,463           (106,905)
                             --------     -----------         -----------           ----------          ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      11,112            (263)          1,722,299              165,966            109,014
                             --------     -----------         -----------           ----------          ---------
UNIT TRANSACTIONS:
  Purchases..............      --             --                  755,214                1,433                150
  Net transfers..........      --             --               (1,514,525)             103,603           (632,156)
  Surrenders for benefit
   payments and fees.....      (2,045)           (224)         (1,158,965)            (149,695)            (3,628)
  Net annuity
   transactions..........      --             --                   (8,567)            --                 --
                             --------     -----------         -----------           ----------          ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (2,045)           (224)         (1,926,843)             (44,659)          (635,634)
                             --------     -----------         -----------           ----------          ---------
  Net increase (decrease)
   in net assets.........       9,067            (487)           (204,544)             121,307           (526,620)
NET ASSETS:
  Beginning of year......     142,336         250,065          21,229,314            2,083,613            526,620
                             --------     -----------         -----------           ----------          ---------
  End of year............    $151,403     $   249,578         $21,024,770           $2,204,920          $--
                             ========     ===========         ===========           ==========          =========

                                     WELLS FARGO
                                   ASSET ALLOCATION
                                         FUND
                                         SUB-
                                     ACCOUNT (N)
                           --------------------------------
OPERATIONS:
  Net investment income
   (loss)................              $    876
  Capital gains income...           --
  Net realized gain
   (loss) on security
   transactions..........                     9
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................                14,770
                                       --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............                15,655
                                       --------
UNIT TRANSACTIONS:
  Purchases..............               222,868
  Net transfers..........                16,744
  Surrenders for benefit
   payments and fees.....                     1
  Net annuity
   transactions..........           --
                                       --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........               239,613
                                       --------
  Net increase (decrease)
   in net assets.........               255,268
NET ASSETS:
  Beginning of year......           --
                                       --------
  End of year............              $255,268
                                       ========

(k) Formerly UBS Series Trust -- Tactical Allocation Portfolio Sub-Account. Change effective June 30, 2004.
(l)  Formerly Victory Variable Insurance Diversified Stock Fund Sub-Account.
(m)  Formerly Victory Variable Small Company Opportunity Fund Sub-Account.
(n)  From inception, January 30, 2004 to Decemebr 31, 2004.

____________________________________ SA-143 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004


                              WELLS FARGO         WELLS FARGO         WELLS FARGO
                              TOTAL RETURN       EQUITY INCOME       INTERNATIONAL
                               BOND FUND              FUND            EQUITY FUND
                            SUB-ACCOUNT (N)     SUB-ACCOUNT (N)     SUB-ACCOUNT (N)
                           ------------------  ------------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................       $    601            $    535            $  (144)
  Capital gains income...       --                  --                  --
  Net realized gain
   (loss) on security
   transactions..........              1                  54            --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................            362              10,265              3,809
                                --------            --------            -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............            964              10,854              3,665
                                --------            --------            -------
UNIT TRANSACTIONS:
  Purchases..............         92,962             112,636             71,709
  Net transfers..........         29,783              18,446            --
  Surrenders for benefit
   payments and fees.....       --                  --                  --
  Net annuity
   transactions..........       --                  --                  --
                                --------            --------            -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        122,745             131,082             71,709
                                --------            --------            -------
  Net increase (decrease)
   in net assets.........        123,709             141,936             75,374
NET ASSETS:
  Beginning of year......       --                  --                  --
                                --------            --------            -------
  End of year............       $123,709            $141,934            $75,374
                                ========            ========            =======

(n)  From inception, January 30, 2004 to Decemebr 31, 2004.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. ____________________________________ SA-144 ____________________________________


                              WELLS FARGO         WELLS FARGO       STI CLASSIC VT    STI CLASSIC VT  STI CLASSIC VT  STI CLASSIC VT
                             LARGE COMPANY         SMALL CAP            CAPITAL         GROWTH AND       MID-CAP       VALUE INCOME
                              GROWTH FUND         GROWTH FUND      APPRECIATION FUND   INCOME FUND     EQUITY FUND      STOCK FUND
                            SUB-ACCOUNT (N)     SUB-ACCOUNT (N)       SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           ------------------  ------------------  -----------------  --------------  --------------  --------------
OPERATIONS:
  Net investment income
   (loss)................       $   (691)           $    (42)         $  (32,021)       $  (18,542)     $   (8,375)     $   (6,239)
  Capital gains income...       --                  --                  --                 --              --              --
  Net realized gain
   (loss) on security
   transactions..........             83                   1               1,318             9,853          12,216          43,093
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         14,235               1,690             171,298           212,698         126,818         210,240
                                --------            --------          ----------        ----------      ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         13,627               1,649             140,595           204,009         130,659         247,094
                                --------            --------          ----------        ----------      ----------      ----------
UNIT TRANSACTIONS:
  Purchases..............        138,608              18,584             808,251           288,782         317,715         303,697
  Net transfers..........         16,302            --                   377,383           239,109          70,126        (106,069)
  Surrenders for benefit
   payments and fees.....       --                  --                   (53,264)         (386,027)        (32,209)        (35,057)
  Net annuity
   transactions..........       --                  --                  --                 --              --              --
                                --------            --------          ----------        ----------      ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        154,910              18,584           1,132,370           141,864         355,632         162,571
                                --------            --------          ----------        ----------      ----------      ----------
  Net increase (decrease)
   in net assets.........        168,537              20,233           1,272,965           345,873         486,291         409,665
NET ASSETS:
  Beginning of year......       --                  --                 1,664,362         1,666,127         619,018       1,741,858
                                --------            --------          ----------        ----------      ----------      ----------
  End of year............       $168,537            $ 20,233          $2,937,327        $2,012,000      $1,105,309      $2,151,523
                                ========            ========          ==========        ==========      ==========      ==========

(n)  From inception, January 30, 2004 to Decemebr 31, 2004.

____________________________________ SA-145 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005

 1.  ORGANIZATION:

    Separate Account Two (the "Account") is a separate investment account within Hartford Life Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contract owners of the Company in various mutual funds (the "Funds") as directed by the contract owners.

    The Account invests in the following sub-accounts (collectively, the "Sub-Accounts"): the American Century-Registered Trademark- VP Capital Appreciation, AIM V.I. Capital Appreciation Fund, AIM V.I. High Yield Fund, AIM V.I. Premier Equity Fund, AllianceBernstein VP Global Bond Portfolio, AllianceBernstein VP Growth and Income Portfolio, BB&T Mid Cap Growth VIF, BB&T Capital Manager Equity VIF, BB&T Large Cap Value VIF, BB&T Large Company Growth VIF, BB&T Special Opportunities VIF, BB&T Total Return Bond VIF, Calvert Social Balanced Portfolio, Evergreen VA Balanced Fund, Evergreen VA Growth Fund, Evergreen VA International Equity Fund, Evergreen Omega Fund, Evergreen VA Special Values Fund, Evergreen VA High Income Fund, Evergreen VA Fundamental Large Cap Fund, Fidelity-Registered Trademark- VIP Asset Manager-SM-, Fidelity-Registered Trademark- VIP Growth, Fidelity-Registered Trademark- VIP Contrafund-Registered Trademark-, Fidelity-Registered Trademark- VIP Overseas, Fifth Third Balanced VIP Fund, Fifth Third Disciplined Value VIP Fund, Fifth Third Mid Cap VIP Fund, Fifth Third Quality Growth VIP Fund, First Horizon Capital Appreciation Portfolio, First Horizon Core Equity Portfolio, Hartford Advisers HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Focus HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund, Hartford Global Health HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, Hartford Value Opportunities HLS Fund, Hartford Equity Income HLS Fund, Huntington VA Income Equity Fund, Huntington VA Dividend Capture Fund, Huntington VA Growth Fund, Huntington VA Mid Corp America Fund, Huntington VA New Economy Fund, Huntington VA Rotating Markets Fund, Huntington VA International Equity Fund, Huntington VA Macro 100 Fund, Huntington VA Mortgage Securities Fund, Huntington VA Situs Small Cap Fund, Mercury Global Growth V.I. Fund, Mercury Large Cap Growth V.I. Fund, MTB Large Cap Growth Fund II, MTB Large Cap Value Fund II, MTB Managed Allocation Fund -- Moderate Growth II, MTB Managed Allocation Fund -- Aggressive Growth II, Nations Marsico International Opportunities Portfolio, Nations High Yield Bond Portfolio, Nations Marsico Focused Equities Portfolio, Nations Asset Allocation Portfolio, Nations Marsico Growth Portfolio, Nations Marsico 21st Century Portfolio, Nations Midcap Growth Portfolio, Nations Small Company Portfolio, Nations Value Portfolio, Pioneer Fund VCT Portfolio, Pioneer Oak Ridge Large Cap Growth VCT Portfolio, Pioneer Value VCT Portfolio, Jennison 20/20 Focus Portfolio, Jennison Portfolio, Prudential Value Portfolio, SP William Blair International Growth Portfolio, Smith Barney Government Fund, Smith Barney Appreciation Fund, Smith Barney Cash Portfolio, UBS Series Trust -- U.S. Allocation Portfolio, Victory Variable Insurance Diversified Stock Fund, Wells Fargo Advantage Asset Allocation Fund, Wells Fargo Advantage Total Return Bond Fund, Wells Fargo Advantage Equity Income Fund, Wells Fargo Advantage International Core Fund, Wells Fargo Advantage Large Company Growth Fund, Wells Fargo Advantage Small Cap Growth Fund, STI Classic VT Capital Appreciation Fund, STI Classic VT Large Cap Relative Value Fund, STI Classic VT Mid-Cap Equity Fund, and STI Classic VT Large Cap Value Equity Fund.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

____________________________________ SA-146 ____________________________________

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2005.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

   f) MORTALITY RISK--Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table and the Annuity 2000 Table. The Mortality Risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts, as described below:

   a) MORTALITY AND EXPENSE RISK CHARGES--The Company will make deductions at a maximum annual rate of 1.50% of the contract's value for the mortality and expense risks which the Company undertakes.

   b) TAX EXPENSE CHARGE--If applicable, the Company will make deductions at a maximum rate of 4.0% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed to partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

   c) ANNUAL MAINTENANCE FEE--An annual maintenance fee, ranging from $0 to $30, may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

 4.  PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2005 were as follows:

                                             PURCHASES        PROCEEDS
SUB-ACCOUNT                                   AT COST        FROM SALES
-----------                               ---------------  ---------------
American Century-Registered Trademark-
 VP Capital Appreciation Fund...........  $     1,018,398  $       551,863
AIM V.I. Capital Appreciation Fund......          330,058        1,650,211
AIM V.I. High Yield Fund................        1,330,353        1,318,397
AIM V.I. Premier Equity Fund............          278,211        4,689,195
AllianceBernstein VP Global Bond
 Portfolio..............................          789,427          417,053
AllianceBernstein VP Growth and Income
 Portfolio..............................          708,908          511,159
BB&T Mid Cap Growth VIF.................        3,763,433        2,452,824
BB&T Capital Manager Equity VIF.........        2,051,274        1,133,600

____________________________________ SA-147 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                             PURCHASES        PROCEEDS
SUB-ACCOUNT                                   AT COST        FROM SALES
-----------                               ---------------  ---------------
BB&T Large Cap Value VIF................  $     6,058,580  $    10,971,803
BB&T Large Company Growth VIF...........        2,028,267        1,492,714
BB&T Special Opportunities Equity VIF...        7,048,154        1,359,855
BB&T Total Return Bond VIF..............        1,569,468          166,191
Calvert Social Balanced Portfolio.......          561,354          618,223
Evergreen VA Balanced Fund..............        1,026,787        2,132,386
Evergreen VA Growth Fund................        2,909,403        4,781,476
Evergreen VA International Equity
 Fund...................................        7,128,038        4,862,739
Evergreen VA Omega Fund.................          613,291        2,331,873
Evergreen VA Special Values Fund........        9,253,970        1,884,885
Evergreen VA High Income Fund...........           37,083           29,040
Evergreen VA Fundamental Large Cap
 Fund...................................        4,280,448        7,316,409
Fidelity-Registered Trademark- VIP Asset
 Manager-SM-............................          391,381          981,030
Fidelity-Registered Trademark- VIP
 Growth.................................          551,201        3,364,339
Fidelity-Registered Trademark- VIP
 Contrafund-Registered Trademark-.......        2,699,563        3,219,229
Fidelity-Registered Trademark- VIP
 Overseas...............................        2,242,782        2,450,315
Fifth Third Balanced VIP Fund...........          245,967          182,786
Fifth Third Disciplined Value VIP
 Fund...................................        2,444,088        1,419,505
Fifth Third Mid Cap VIP Fund............        2,460,357        2,098,348
Fifth Third Quality Growth VIP Fund.....        1,927,205        2,376,417
First Horizon Capital Appreciation
 Portfolio..............................          699,151          745,897
First Horizon Core Equity Portfolio.....          724,630        4,172,855
Hartford Advisers HLS Fund..............      353,338,886      680,086,878
Hartford Total Return Bond HLS Fund.....    1,121,071,254    1,066,885,284
Hartford Capital Appreciation HLS
 Fund...................................      799,311,970      674,872,934
Hartford Dividend and Growth HLS Fund...      495,744,957      412,411,474
Hartford Focus HLS Fund.................        4,898,389        4,817,887
Hartford Global Advisers HLS Fund.......       15,740,246       19,777,823
Hartford Global Communications HLS
 Fund...................................          413,526        1,808,162
Hartford Global Financial Services HLS
 Fund...................................          667,515        1,940,715
Hartford Global Health HLS Fund.........        9,329,110       20,180,360
Hartford Global Leaders HLS Fund........       33,941,583       55,916,190
Hartford Global Technology HLS Fund.....          291,838        8,162,947
Hartford Disciplined Equity HLS Fund....      106,797,689       76,300,196
Hartford Growth HLS Fund................      127,708,568      104,418,490
Hartford Growth Opportunities HLS
 Fund...................................      215,395,900      161,319,712
Hartford High Yield HLS Fund............    1,016,583,439    1,065,379,551
Hartford Index HLS Fund.................      124,384,496      177,787,269
Hartford International Capital
 Appreciation HLS Fund..................       70,587,074       19,041,836
Hartford International Small Company HLS
 Fund...................................       57,176,506       12,586,025
Hartford International Opportunities HLS
 Fund...................................       59,519,605       41,378,998
Hartford MidCap HLS Fund................      301,820,432      311,912,414
Hartford MidCap Value HLS Fund..........      276,509,340      287,233,851
Hartford Money Market HLS Fund..........    3,751,974,958    3,708,453,989
Hartford Mortgage Securities HLS Fund...       67,442,916       95,506,968
Hartford Small Company HLS Fund.........      343,681,314      395,519,732
Hartford SmallCap Growth HLS Fund.......      402,625,244      356,425,861
Hartford Stock HLS Fund.................      166,630,980      393,424,271
Hartford U.S. Government Securities HLS
 Fund...................................      643,182,130      632,419,817

____________________________________ SA-148 ____________________________________

                                             PURCHASES        PROCEEDS
SUB-ACCOUNT                                   AT COST        FROM SALES
-----------                               ---------------  ---------------
Hartford Value HLS Fund.................  $   137,237,643  $   128,552,589
Hartford Value Opportunities HLS Fund...      180,161,252      137,088,642
Hartford Equity Income HLS Fund.........       47,848,098       22,023,140
Huntington VA Income Equity Fund........        2,489,546        3,420,716
Huntington VA Dividend Capture Fund.....        7,314,111        2,615,066
Huntington VA Growth Fund...............        1,369,415        1,675,059
Huntington VA Mid Corp America Fund.....        2,580,251        1,559,157
Huntington VA New Economy Fund..........        1,563,761          590,880
Huntington VA Rotating Markets Fund.....          464,608          585,422
Huntington VA International Equity
 Fund...................................          193,660            1,154
Huntington VA Macro 100 Fund............        2,192,050          217,330
Huntington VA Mortgage Securities
 Fund...................................          298,017           15,123
Huntington VA Situs Small Cap Fund......        2,058,611          151,088
Mercury Global Growth V.I. Fund.........           29,895            4,994
Mercury Large Cap Growth V.I. Fund......           48,700            4,450
MTB Large Cap Growth Fund II............          643,811           99,730
MTB Large Cap Value Fund II.............          577,780           88,748
MTB Managed Allocation Fund -- Moderate
 Growth II..............................        1,668,512          176,348
MTB Managed Allocation Fund --
 Aggressive Growth II...................            8,738               27
Nations Marsico International
 Opportunities Portfolio................        6,904,295        4,103,375
Nations High Yield Bond Portfolio.......        2,256,002        4,954,813
Nations International Value Portfolio...        2,991,592       11,232,815
Nations Marsico Focused Equities
 Portfolio..............................        1,704,531       19,280,988
Nations Asset Allocation Portfolio......          791,282        2,030,558
Nations Marsico Growth Portfolio........        1,978,072       11,264,895
Nations Marsico 21st Century
 Portfolio..............................        3,365,894        2,225,805
Nations Midcap Growth Portfolio.........        4,477,930        2,567,186
Nations Small Company Portfolio.........        2,049,722        2,040,740
Nations Value Portfolio.................        3,378,726        4,504,073
Pioneer Fund VCT Portfolio..............       61,295,689       72,455,359
Pioneer Oak Ridge Large Cap Growth VCT
 Portfolio..............................       18,409,560       17,993,901
Pioneer Value VCT Portfolio.............       61,618,591       70,878,565
Jennison 20/20 Focus Portfolio..........          163,126           90,170
Jennison Portfolio......................           42,171          191,362
Prudential Value Portfolio..............          237,875           45,248
SP William Blair International Growth
 Portfolio..............................           33,142           29,934
Smith Barney Government Fund............              534            1,934
Smith Barney Appreciation Fund..........            8,820            3,672
Smith Barney Cash Portfolio.............            6,265            7,658
UBS Series Trust -- U.S. Allocation
 Portfolio..............................          531,198        4,004,482
Victory Variable Insurance Diversified
 Stock Fund.............................           73,013          180,215
Wells Fargo Advantage Asset Allocation
 Fund...................................           51,191            4,890
Wells Fargo Advantage Total Return Bond
 Fund...................................           26,098            3,453
Wells Fargo Advantage Equity Income
 Fund...................................           18,185            6,802
Wells Fargo Advantage International Core
 Fund...................................            9,141            6,778
Wells Fargo Advantage Large Company
 Growth Fund............................           21,843           14,919
Wells Fargo Advantage Small Cap Growth
 Fund...................................            1,740            2,149
STI Classic VT Capital Appreciation
 Fund...................................        1,641,020          778,178
STI Classic VT Large Cap Relative Value
 Fund...................................          780,873          296,065

____________________________________ SA-149 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                             PURCHASES        PROCEEDS
SUB-ACCOUNT                                   AT COST        FROM SALES
-----------                               ---------------  ---------------
STI Classic VT Mid-Cap Equity Fund......  $       559,723  $       213,178
STI Classic VT Large Cap Value Equity
 Fund...................................          267,452          427,306
                                          ---------------  ---------------
                                          $11,198,384,850  $11,388,363,380
                                          ===============  ===============

 5.  CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2005 were as follows:

                                                                       NET
                                         UNITS          UNITS        INCREASE
SUB-ACCOUNT                             ISSUED        REDEEMED      (DECREASE)
-----------                          -------------  -------------  ------------
American Century-Registered
 Trademark- VP Capital Appreciation
 Fund..............................        971,433        566,385       405,048
AIM V.I. Capital Appreciation
 Fund..............................        351,454      1,634,513    (1,283,059)
AIM V.I. High Yield Fund...........        826,798      1,297,324      (470,526)
AIM V.I. Premier Equity Fund.......        181,602      5,197,245    (5,015,643)
AllianceBernstein VP Global Bond
 Portfolio.........................        472,210        328,752       143,458
AllianceBernstein VP Growth and
 Income Portfolio..................        570,447        393,345       177,102
BB&T Mid Cap Growth VIF............      2,811,410      1,699,110     1,112,300
BB&T Capital Manager Equity VIF....      1,955,147      1,030,952       924,195
BB&T Large Cap Value VIF...........      3,262,974      6,849,619    (3,586,645)
BB&T Large Company Growth VIF......      2,022,563      1,406,653       615,910
BB&T Special Opportunities Equity
 VIF...............................      5,725,413      1,049,392     4,676,021
BB&T Total Return Bond VIF.........      1,491,873        149,123     1,342,750
Calvert Social Balanced
 Portfolio.........................        201,067        224,907       (23,840)
Evergreen VA Balanced Fund.........        930,177      2,243,841    (1,313,664)
Evergreen VA Growth Fund...........      3,124,032      2,053,564     1,070,468
Evergreen VA International Equity
 Fund..............................      6,611,450      3,572,321     3,039,129
Evergreen VA Omega Fund............        856,360      3,025,449    (2,169,089)
Evergreen VA Special Values Fund...      4,699,214      1,079,003     3,620,211
Evergreen VA High Income Fund......         17,351         20,124        (2,773)
Evergreen VA Fundamental Large Cap
 Fund..............................      3,065,845      3,518,962      (453,117)
Fidelity-Registered Trademark- VIP
 Asset Manager-SM-.................        266,208        635,510      (369,302)
Fidelity-Registered Trademark- VIP
 Growth............................        672,665      2,149,145    (1,476,480)
Fidelity-Registered Trademark- VIP
 Contrafund-Registered
 Trademark-........................      1,415,048      1,510,128       (95,080)
Fidelity-Registered Trademark- VIP
 Overseas..........................      1,570,101      1,686,446      (116,345)
Fifth Third Balanced VIP Fund......        159,175        136,473        22,702
Fifth Third Disciplined Value VIP
 Fund..............................      1,563,219        862,485       700,734
Fifth Third Mid Cap VIP Fund.......      1,710,555      1,313,954       396,601
Fifth Third Quality Growth VIP
 Fund..............................      2,919,407      3,231,802      (312,395)
First Horizon Capital Appreciation
 Portfolio.........................        358,055        535,457      (177,402)
First Horizon Core Equity
 Portfolio.........................        413,338      4,268,416    (3,855,078)
Hartford Advisers HLS Fund.........     47,691,366    201,013,072  (153,321,706)
Hartford Total Return Bond HLS
 Fund..............................    292,610,811    278,144,406    14,466,405
Hartford Capital Appreciation HLS
 Fund..............................     46,361,732    107,610,429   (61,248,697)
Hartford Dividend and Growth HLS
 Fund..............................    179,014,443    142,160,161    36,854,282
Hartford Focus HLS Fund............      3,831,840      4,633,961      (802,121)
Hartford Global Advisers HLS
 Fund..............................      9,452,787     12,405,866    (2,953,079)
Hartford Global Communications HLS
 Fund..............................         89,068      1,759,123    (1,670,055)
Hartford Global Financial Services
 HLS Fund..........................        265,770      1,658,093    (1,392,323)
Hartford Global Health HLS Fund....        661,625     10,592,110    (9,930,485)
Hartford Global Leaders HLS Fund...     26,819,947     35,402,793    (8,582,846)

____________________________________ SA-150 ____________________________________

                                                                       NET
                                         UNITS          UNITS        INCREASE
SUB-ACCOUNT                             ISSUED        REDEEMED      (DECREASE)
-----------                          -------------  -------------  ------------
Hartford Global Technology HLS
 Fund..............................        545,574  $  17,482,915  $(16,937,341)
Hartford Disciplined Equity HLS
 Fund..............................     93,952,035     62,000,740    31,951,295
Hartford Growth HLS Fund...........     99,746,748     82,682,382    17,064,366
Hartford Growth Opportunities HLS
 Fund..............................    156,849,758    121,186,362    35,663,396
Hartford High Yield HLS Fund.......    758,000,632    803,948,153   (45,947,521)
Hartford Index HLS Fund............     50,886,360     65,249,198   (14,362,838)
Hartford International Capital
 Appreciation HLS Fund.............     52,688,594     14,923,886    37,764,708
Hartford International Small
 Company HLS Fund..................     29,711,330      7,796,896    21,914,434
Hartford International
 Opportunities HLS Fund............     58,910,365     27,580,383    31,329,982
Hartford MidCap HLS Fund...........     67,426,767     90,947,362   (23,520,595)
Hartford MidCap Value HLS Fund.....    170,875,814    198,714,035   (27,838,221)
Hartford Money Market HLS Fund.....  1,662,618,937  1,643,733,057    18,885,880
Hartford Mortgage Securities HLS
 Fund..............................     22,215,147     34,949,807   (12,734,660)
Hartford Small Company HLS Fund....    166,821,968    196,221,149   (29,399,181)
Hartford SmallCap Growth HLS
 Fund..............................    301,910,875    272,978,278    28,932,597
Hartford Stock HLS Fund............     72,350,180     92,530,991   (20,180,811)
Hartford U.S. Government Securities
 HLS Fund..........................    568,457,747    562,133,914     6,323,833
Hartford Value HLS Fund............    124,438,804    118,231,242     6,207,562
Hartford Value Opportunities HLS
 Fund..............................    132,389,531    100,674,076    31,715,455
Hartford Equity Income HLS Fund....     40,492,293     18,396,771    22,095,522
Huntington VA Income Equity Fund...      1,681,502      2,521,624      (840,122)
Huntington VA Dividend Capture
 Fund..............................      3,344,817      1,658,151     1,686,666
Huntington VA Growth Fund..........      1,441,817      1,667,891      (226,074)
Huntington VA Mid Corp America
 Fund..............................      1,457,280        892,471       564,809
Huntington VA New Economy Fund.....      1,003,115        356,088       647,027
Huntington VA Rotating Markets
 Fund..............................        280,195        432,594      (152,399)
Huntington VA International Equity
 Fund..............................        160,478            430       160,048
Huntington VA Macro 100 Fund.......      2,191,469        183,922     2,007,547
Huntington VA Mortgage Securities
 Fund..............................        286,740         13,211       273,529
Huntington VA Situs Small Cap
 Fund..............................      1,743,701        108,999     1,634,702
Mercury Global Growth V.I. Fund....         30,006          3,551        26,455
Mercury Large Cap Growth V.I.
 Fund..............................         51,384          3,289        48,095
MTB Large Cap Growth Fund II.......        642,325         93,620       548,705
MTB Large Cap Value Fund II........        514,045         77,218       436,827
MTB Managed Allocation Fund --
 Moderate Growth II................      1,312,840        126,451     1,186,389
MTB Managed Allocation Fund --
 Aggressive Growth II..............            841       --                 841
Nations Marsico International
 Opportunities Portfolio...........      4,179,482      2,490,893     1,688,589
Nations High Yield Bond
 Portfolio.........................      1,564,659      3,260,721    (1,696,062)
Nations International Value
 Portfolio.........................       --            8,549,051    (8,549,051)
Nations Marsico Focused Equities
 Portfolio.........................      1,305,662     11,561,985   (10,256,323)
Nations Asset Allocation
 Portfolio.........................        771,681      1,828,905    (1,057,224)
Nations Marsico Growth Portfolio...      1,584,902      6,944,495    (5,359,593)
Nations Marsico 21st Century
 Portfolio.........................      3,576,336      2,233,781     1,342,555
Nations Midcap Growth Portfolio....      4,168,335      3,090,291     1,078,044
Nations Small Company Portfolio....      2,005,657      1,714,152       291,505
Nations Value Portfolio............      2,791,572      3,552,533      (760,961)
Pioneer Fund VCT Portfolio.........     53,437,208      2,847,514    50,589,694
Pioneer Oak Ridge Large Cap Growth
 VCT Portfolio.....................     14,866,762        549,069    14,317,693
Pioneer Value VCT Portfolio........     57,922,902      2,144,752    55,778,150

____________________________________ SA-151 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                       NET
                                         UNITS          UNITS        INCREASE
SUB-ACCOUNT                             ISSUED        REDEEMED      (DECREASE)
-----------                          -------------  -------------  ------------
Jennison 20/20 Focus Portfolio.....        141,063         74,632        66,431
Jennison Portfolio.................         71,633        295,882      (224,249)
Prudential Value Portfolio.........        216,768         31,564       185,204
SP William Blair International
 Growth Portfolio..................         29,509         31,092        (1,583)
Smith Barney Government Fund.......       --                  589          (589)
Smith Barney Appreciation Fund.....       --                  157          (157)
Smith Barney Cash Portfolio........       --                1,539        (1,539)
UBS Series Trust -- U.S. Allocation
 Portfolio.........................        302,692      3,615,679    (3,312,987)
Victory Variable Insurance
 Diversified Stock Fund............          7,530         15,547        (8,017)
Wells Fargo Advantage Asset
 Allocation Fund...................         34,488            104        34,384
Wells Fargo Advantage Total Return
 Bond Fund.........................         18,172          1,542        16,630
Wells Fargo Advantage Equity Income
 Fund..............................         13,927          4,174         9,753
Wells Fargo Advantage International
 Core Fund.........................          4,924          4,929            (5)
Wells Fargo Advantage Large Company
 Growth Fund.......................         22,580         12,246        10,334
Wells Fargo Advantage Small Cap
 Growth Fund.......................          1,695          1,699            (4)
STI Classic VT Capital Appreciation
 Fund..............................        635,410        405,464       229,946
STI Classic VT Large Cap Relative
 Value Fund........................        384,524        159,975       224,549
STI Classic VT Mid-Cap Equity
 Fund..............................        228,165        100,567       127,598
STI Classic VT Large Cap Value
 Equity Fund.......................        105,563        246,628      (141,065)

    The changes in units outstanding for the year ended December 31, 2004 were as follows:

                                                                       NET
                                         UNITS          UNITS       INCREASE
SUB-ACCOUNT                             ISSUED        REDEEMED     (DECREASE)
-----------                          -------------  -------------  -----------
American Century-Registered
 Trademark- VP Capital
 Appreciation......................      4,092,723      4,586,455     (493,732)
AIM V.I. Capital Appreciation
 Fund..............................        465,111      1,660,726   (1,195,615)
AIM V.I. High Yield Fund...........        784,258      1,439,411     (655,153)
AIM V.I. Premier Equity Fund.......        664,205      5,428,261   (4,764,056)
AllianceBernstein VP Global Bond
 Portfolio.........................        462,291        138,891      323,400
AllianceBernstein VP Growth and
 Income Portfolio..................        941,680        316,815      624,865
AmSouth Capital Growth Fund........      8,293,813      4,386,803    3,907,010
AmSouth Value Fund.................      8,860,566      9,329,442     (468,876)
AmSouth Select Equity Fund.........     15,552,770      7,103,565    8,449,205
BB&T Mid Cap Growth Fund...........      4,184,326      1,223,013    2,961,313
BB&T Capital Manager Equity Fund...      3,109,457        689,104    2,420,353
BB&T Large Cap Value Fund..........      8,085,258      4,412,313    3,672,945
BB&T Large Company Growth Fund.....      3,968,411      1,294,129    2,674,282
BB&T Special Opportunities Equity
 Fund..............................      2,513,860         34,492    2,479,368
BB&T Total Return Bond Fund........        482,460          8,796      473,664
Calvert Social Balanced
 Portfolio.........................      1,316,122      1,377,212      (61,090)
Evergreen VA Foundation Fund.......      2,250,531      1,614,560      635,971
Evergreen VA Fund..................      1,177,128        508,644      668,484
Evergreen VA Growth Fund...........      1,224,068      2,236,033   (1,011,965)
Evergreen VA International Equity
 Fund..............................      7,850,080      1,925,862    5,924,218
Evergreen VA Omega Fund............      3,446,062      2,911,494      534,568
Evergreen VA Special Values Fund...      5,883,240        573,334    5,309,906
Evergreen VA Special Equity Fund...      2,192,159      2,291,573      (99,414)
Evergreen VA High Income Fund......         45,566         33,987       11,579
Evergreen VA Growth and Income
 Fund..............................      2,170,745      2,465,102     (294,357)

____________________________________ SA-152 ____________________________________

                                                                       NET
                                         UNITS          UNITS       INCREASE
SUB-ACCOUNT                             ISSUED        REDEEMED     (DECREASE)
-----------                          -------------  -------------  -----------
Fidelity-Registered Trademark- VIP
 Asset Manager-SM-.................      3,277,369      3,458,624     (181,255)
Fidelity-Registered Trademark- VIP
 Growth............................     12,019,666     13,280,064   (1,260,398)
Fidelity-Registered Trademark- VIP
 Contrafund-Registered
 Trademark-........................      9,652,035     10,066,595     (414,560)
Fidelity-Registered Trademark- VIP
 Overseas..........................      4,672,145      4,584,900       87,245
Fifth Third Balanced VIP Fund......        351,965        250,693      101,272
Fifth Third Disciplined Value VIP
 Fund..............................      4,224,504        468,229    3,756,275
Fifth Third Mid Cap VIP Fund.......      4,826,001        457,503    4,368,498
Fifth Third Quality Growth VIP
 Fund..............................      8,630,073      1,392,034    7,238,039
First Horizon Capital Appreciation
 Portfolio.........................      2,311,960        848,781    1,463,179
First Horizon Core Equity
 Portfolio.........................      6,399,197      1,643,079    4,756,118
Hartford Advisers HLS Fund.........    267,294,150    163,333,675  103,960,475
Hartford Bond HLS Fund.............    367,756,240    255,563,076  112,193,164
Hartford Capital Appreciation HLS
 Fund..............................    377,040,751    108,737,350  268,303,401
Hartford Dividend and Growth HLS
 Fund..............................    436,364,670    238,430,642  197,934,028
Hartford Focus HLS Fund............      7,395,931      5,701,114    1,694,817
Hartford Global Advisers HLS
 Fund..............................     24,087,217     13,489,286   10,597,931
Hartford Global Communications HLS
 Fund..............................      4,564,510      5,945,907   (1,381,397)
Hartford Global Financial Services
 HLS Fund..........................      3,588,162      2,108,827    1,479,335
Hartford Global Health HLS Fund....     12,978,645     10,751,061    2,227,584
Hartford Global Leaders HLS Fund...    111,863,343     43,935,117   67,928,226
Hartford Global Technology HLS
 Fund..............................     20,057,695     39,515,591  (19,457,896)
Hartford Disciplined Equity HLS
 Fund..............................    176,105,439    142,856,631   33,248,808
Hartford Growth HLS Fund...........    199,013,593    169,178,901   29,834,692
Hartford Growth Opportunities HLS
 Fund..............................    301,145,594    249,739,074   51,406,520
Hartford High Yield HLS Fund.......  1,053,009,621  1,035,771,780   17,237,841
Hartford Index HLS Fund............    139,193,076    126,470,207   12,722,869
Hartford International Capital
 Appreciation HLS Fund.............     62,727,792      8,191,208   54,536,584
Hartford International Small
 Company HLS Fund..................     14,227,225      4,773,274    9,453,951
Hartford International
 Opportunities HLS Fund............    102,682,773     33,639,348   69,043,425
Hartford MidCap HLS Fund...........    146,848,207    171,199,389  (24,351,182)
Hartford MidCap Value HLS Fund.....    360,125,955    322,389,822   37,736,133
Hartford Money Market HLS Fund.....  1,619,955,497  1,688,810,242  (68,854,745)
Hartford Mortgage Securities HLS
 Fund..............................     42,254,101     47,851,962   (5,597,861)
Hartford Small Company HLS Fund....    322,058,804    324,110,118   (2,051,314)
Hartford SmallCap Growth HLS
 Fund..............................    424,617,010    370,562,454   54,054,556
Hartford Stock HLS Fund............    192,162,726    106,774,961   85,387,765
Hartford U.S. Government Securities
 HLS Fund..........................    622,661,243    574,184,646   48,476,597
Hartford Value HLS Fund............    228,192,512    236,931,023   (8,738,511)
Hartford Value Opportunities HLS
 Fund..............................     77,699,169     52,631,141   25,068,028
Hartford Equity VA Income HLS
 Fund..............................     22,408,141      1,888,634   20,519,507
Huntington VA Income Equity Fund...      5,969,539      2,311,317    3,658,222
Huntington VA Dividend Capture
 Fund..............................      7,180,681      1,866,016    5,314,665
Huntington VA Growth Fund..........      4,876,784      1,873,412    3,003,372
Huntington VA Mid Corp America
 Fund..............................      3,075,509        925,289    2,150,220
Huntington VA New Economy Fund.....      1,235,737        326,266      909,471
Huntington VA Rotating Markets
 Fund..............................      1,098,603        736,466      362,137
Huntington VA Macro 100 Fund.......        946,349         15,710      930,639
Huntington VA Situs Small Cap
 Fund..............................        605,115          5,842      599,273
Merrill Lynch Global Growth V.I.
 Fund..............................       --               12,565      (12,565)

____________________________________ SA-153 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                       NET
                                         UNITS          UNITS       INCREASE
SUB-ACCOUNT                             ISSUED        REDEEMED     (DECREASE)
-----------                          -------------  -------------  -----------
Merrill Lynch Large Cap Growth V.I.
 Fund..............................         14,728          3,948       10,780
MTB Large Cap Growth Fund II.......        119,042         10,894      108,148
MTB Large Cap Value Fund II........        220,767       --            220,767
MTB Managed Allocation Fund --
 Moderate Growth II................      2,738,964         12,044    2,726,920
Nations Marsico International
 Opportunities Portfolio...........      7,160,794      1,864,982    5,295,812
Nations High Yield Bond
 Portfolio.........................      4,300,124      3,108,699    1,191,425
Nations International Value
 Portfolio.........................        203,199      1,031,948     (828,749)
Nations Marsico Focused Equities
 Portfolio.........................      4,315,416     10,379,585   (6,064,169)
Nations Asset Allocation
 Portfolio.........................      1,662,424      1,490,263      172,161
Nations Marsico Growth Portfolio...     11,438,912     20,021,501   (8,582,589)
Nations Marsico 21st Century
 Portfolio.........................      3,337,845      1,295,412    2,042,433
Nations Midcap Growth Portfolio....      8,626,195      2,864,961    5,761,234
Nations Small Company Portfolio....      3,309,129      2,279,208    1,029,921
Nations Value Portfolio............      6,758,111      2,571,938    4,186,173
Jennison 20/20 Focus Portfolio.....         17,053         43,333      (26,280)
Jennison Portfolio.................         73,840        241,206     (167,366)
Prudential Value Portfolio.........         26,812         14,325       12,487
SP William Blair International
 Growth Portfolio..................         30,858         81,203      (50,345)
Smith Barney Government Fund.......       --                  613         (613)
Smith Barney Appreciation Fund.....       --                  158         (158)
Smith Barney Cash Portfolio........       --                   68          (68)
UBS Series Trust -- U.S. Allocation
 Portfolio.........................      1,025,914      3,017,363   (1,991,449)
Victory Diversified Stock Fund.....         10,798         15,748       (4,950)
Victory Small Company Opportunity
 Fund..............................          2,919         50,488      (47,569)
Wells Fargo Asset Allocation
 Fund..............................        223,686       --            223,686
Wells Fargo Total Return Bond
 Fund..............................        108,220       --            108,220
Wells Fargo Equity Income Fund.....        125,145          1,838      123,307
Wells Fargo International Equity
 Fund..............................         67,504       --             67,504
Wells Fargo Large Company Growth
 Fund..............................        170,755          4,098      166,657
Wells Fargo Small Cap Growth
 Fund..............................         18,394       --             18,394
STI Classic VT Capital Appreciation
 Fund..............................        369,416         71,471      297,945
STI Classic VT Growth and Income
 Fund..............................        345,267        394,793      (49,526)
STI Classic VT Mid-Cap Equity
 Fund..............................        162,696         95,274       67,422
STI Classic VT Value Income Stock
 Fund..............................        253,199        272,057      (18,858)

____________________________________ SA-154 ____________________________________

 6.  FINANCIAL HIGHLIGHTS:

    The following is a summary of units owned by participants, unit fair value, contract owners' equity, expense ratios and total return showing the minimum and maximum contract charges for which a series of each Sub-Account had issued or outstanding during the reporting period.

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
AMERICAN CENTURY-REGISTERED TRADEMARK- VP CAPITAL APPRECIATION FUND
  2005  Lowest contract charges          101,611   $ 1.448536   $      147,187    0.70%     --            21.21%
        Highest contract charges         349,120     1.432998          500,288    1.25%     --            20.55%
        Remaining contract
        charges                        2,529,839      --             3,547,756    --        --           --
  2004  Lowest contract charges           69,467     1.195042           83,016    0.73%     --             6.83%
        Highest contract charges         344,090     1.188741          409,034    1.24%     --             3.25%
        Remaining contract
        charges                        2,161,965      --             2,513,972    --        --           --
  2003  Lowest contract charges          452,502     1.118606          506,172    0.73%     --            19.64%
        Highest contract charges       2,616,752     1.084906        2,838,930    1.25%     --            18.98%
        Remaining contract
        charges                         --            --              --          --        --           --
  2002  Lowest contract charges          109,764     0.935019          102,631    0.71%     --           (21.75)%
        Highest contract charges       2,578,750     0.911849        2,351,431    1.25%     --           (22.18)%
        Remaining contract
        charges                         --            --              --          --        --           --
  2001  Lowest contract charges          410,755     1.194927          490,822    0.69%     --           (28.57)%
        Highest contract charges       2,923,529     1.171752        3,425,651    1.24%     --           (28.96)%
        Remaining contract
        charges                         --            --              --          --        --           --
AIM V.I. CAPITAL APPRECIATION FUND
  2005  Lowest contract charges        5,345,358     1.041752        5,568,537    1.25%       0.06%        7.49%
        Highest contract charges          63,542     0.912509           57,983    1.84%       0.07%        6.84%
        Remaining contract
        charges                        1,745,628      --             1,795,453    --        --           --
  2004  Lowest contract charges        6,332,460     0.969208        6,137,469    1.25%     --             5.30%
        Highest contract charges          25,318     0.854079           21,624    1.83%     --             4.67%
        Remaining contract
        charges                        2,079,808      --             1,993,610    --        --           --
  2003  Lowest contract charges        7,270,716     0.920414        6,692,069    1.25%     --            27.91%
        Highest contract charges         188,162     0.906368          170,544    1.74%     --            27.27%
        Remaining contract
        charges                        2,174,323      --             1,983,986    --        --           --
  2002  Lowest contract charges        9,360,063     0.719565        6,735,174    1.26%     --           (25.30)%
        Highest contract charges          88,089     0.712140           62,732    1.17%     --           (20.48)%
        Remaining contract
        charges                        1,910,251      --             1,366,912    --        --           --
  2001  Lowest contract charges       12,461,155     0.963222       12,002,858    1.24%     --           (24.24)%
        Highest contract charges         196,247     0.957596          187,925    1.43%     --           (28.88)%
        Remaining contract
        charges                        2,201,218      --             2,112,044    --        --           --

____________________________________ SA-155 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
AIM V.I. HIGH YIELD FUND
  2005  Lowest contract charges        4,988,764   $ 0.971542   $    4,846,794    1.25%       8.54%        1.44%
        Highest contract charges          10,933     0.939908           10,276    1.99%       8.66%        0.68%
        Remaining contract
        charges                        1,270,640      --             1,224,484    --        --           --
  2004  Lowest contract charges        5,263,359     0.957756        5,041,016    1.25%       2.94%        9.87%
        Highest contract charges          11,738     0.933538           10,958    1.99%       2.95%        9.05%
        Remaining contract
        charges                        1,465,766      --             1,392,965    --        --           --
  2003  Lowest contract charges        5,861,434     0.871738        5,109,635    1.25%       6.95%       26.45%
        Highest contract charges          12,513     0.856094           10,712    1.27%      30.96%       13.61%
        Remaining contract
        charges                        1,522,069      --             1,315,136    --        --           --
  2002  Lowest contract charges        6,972,227     0.689391        4,806,590    1.25%     --            (7.01)%
        Highest contract charges          53,422     0.682312           36,450    1.11%     --            (6.59)%
        Remaining contract
        charges                        1,427,191      --               978,321    --        --           --
  2001  Lowest contract charges        8,484,655     0.741345        6,290,057    1.24%       9.96%       (6.18)%
        Highest contract charges         106,205     0.737050           78,278    1.42%      29.30%      (13.71)%
        Remaining contract
        charges                        1,312,302      --               969,209    --        --           --
AIM V.I. PREMIER EQUITY FUND
  2005  Lowest contract charges       13,955,816     0.904810       12,627,362    1.25%       0.77%        4.35%
        Highest contract charges           9,744     0.877623            8,552    1.87%       0.95%        3.67%
        Remaining contract
        charges                        3,611,270      --             3,225,456    --        --           --
  2004  Lowest contract charges       17,828,033     0.867136       15,459,328    1.25%       0.43%        4.46%
        Highest contract charges          28,487     0.770145           21,939    1.82%       1.09%        3.83%
        Remaining contract
        charges                        4,735,953      --             4,066,960    --        --           --
  2003  Lowest contract charges       22,010,952     0.830127       18,271,885    1.25%       0.29%       23.53%
        Highest contract charges         120,573     0.817486           98,567    1.73%       0.56%       22.91%
        Remaining contract
        charges                        5,225,004      --             4,306,057    --        --           --
  2002  Lowest contract charges       27,105,865     0.672012       18,215,467    1.26%       0.29%      (31.13)%
        Highest contract charges         302,972     0.665765          201,708    1.60%       0.30%      (31.37)%
        Remaining contract
        charges                        5,663,349      --             3,786,116    --        --           --
  2001  Lowest contract charges       35,646,542     0.975718       34,780,973    1.23%       0.12%      (13.65)%
        Highest contract charges         302,889     0.970041          293,815    1.43%       0.27%      (18.10)%
        Remaining contract
        charges                        7,002,767      --             6,807,704    --        --           --
ALLIANCEBERNSTEIN VP GLOBAL BOND PORTFOLIO
  2005  Lowest contract charges           38,204     1.186422           45,326    1.14%       9.36%       (8.91)%
        Highest contract charges          21,281     1.136920           24,195    2.00%       8.86%       (9.68)%
        Remaining contract
        charges                        1,573,553      --             1,844,881    --        --           --
  2004  Lowest contract charges           10,798     1.302509           14,066    1.09%       0.79%        8.08%
        Highest contract charges          20,742     1.258821           26,111    1.94%     --             7.17%
        Remaining contract
        charges                        1,458,040      --             1,877,763    --        --           --
  2003  Lowest contract charges              360     1.205094              434    0.68%     --             7.91%
        Highest contract charges           9,291     1.177112           10,937    1.85%       5.12%       11.01%
        Remaining contract
        charges                        1,156,529      --             1,384,065    --        --           --
  2002  Lowest contract charges        1,057,195     1.078367        1,140,044    1.25%       0.78%       15.14%
        Highest contract charges           4,955     1.060382            5,254    1.82%     --            14.46%
        Remaining contract
        charges                          208,041      --               217,114    --        --           --
  2001  Lowest contract charges          710,781     0.936542          665,676    1.24%       3.86%       (6.24)%
        Highest contract charges          44,166     0.905750           40,004    1.49%       4.15%       (6.47)%
        Remaining contract
        charges                           20,830      --                19,431    --        --           --

____________________________________ SA-156 ____________________________________

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
ALLIANCEBERNSTEIN VP GROWTH AND INCOME PORTFOLIO
  2005  Lowest contract charges           80,405   $ 1.237832   $       99,528    1.14%       1.20%        3.40%
        Highest contract charges          14,732     1.186183           17,475    2.00%       1.26%        2.53%
        Remaining contract
        charges                        3,873,707      --             4,706,615    --        --           --
  2004  Lowest contract charges           54,909     1.197124           65,735    1.13%       0.65%        9.95%
        Highest contract charges          15,219     1.156961           17,607    1.95%     --             9.02%
        Remaining contract
        charges                        3,721,614      --             4,385,159    --        --           --
  2003  Lowest contract charges            9,774     1.088789           10,642    0.77%     --            23.18%
        Highest contract charges         165,416     0.956562          158,231    1.59%       0.87%       30.09%
        Remaining contract
        charges                        2,991,687      --             3,243,992    --        --           --
  2002  Lowest contract charges        3,250,351     0.833485        2,709,119    1.25%       0.55%      (23.23)%
        Highest contract charges          14,828     0.735319           10,903    1.32%     --           (23.50)%
        Remaining contract
        charges                           73,785      --                56,966    --        --           --
  2001  Lowest contract charges        3,346,863     1.085712        3,633,729    1.24%       1.03%       (1.26)%
        Highest contract charges          42,807     1.000425           42,825    1.48%       0.95%       (1.51)%
        Remaining contract
        charges                           31,816      --                34,406    --        --           --
BB&T MID CAP GROWTH VIF
  2005  Lowest contract charges        1,894,083     1.490627        2,823,371    1.15%     --            13.07%
        Highest contract charges          32,480     1.644827           53,424    2.04%     --            12.06%
        Remaining contract
        charges                       11,104,636      --            16,539,223    --        --           --
  2004  Lowest contract charges        1,876,636     1.318301        2,473,973    1.15%     --            15.86%
        Highest contract charges          34,008     1.467816           49,918    2.04%     --            14.82%
        Remaining contract
        charges                       10,008,255      --            13,193,940    --        --           --
  2003  Lowest contract charges          801,388     1.137892          911,893    0.76%     --            32.58%
        Highest contract charges          21,337     1.122780           23,957    1.94%     --            33.93%
        Remaining contract
        charges                        8,134,861      --             9,218,334    --        --           --
  2002  Lowest contract charges        1,127,646     0.843117          950,737    1.24%     --           (21.00)%
        Highest contract charges           2,989     0.838321            2,506    0.81%     --            (8.51)%
        Remaining contract
        charges                          660,508      --               554,806    --        --           --
  2001  Lowest contract charges           15,524     1.067183           16,567    0.25%     --             6.72%
        Highest contract charges        --            --              --          --        --           --
        Remaining contract
        charges                         --            --              --          --        --           --
BB&T CAPITAL MANAGER EQUITY VIF
  2005  Lowest contract charges        2,141,650     1.025898        2,197,114    1.14%       1.60%        5.55%
        Highest contract charges          28,482     1.426229           40,622    2.04%       1.46%        4.60%
        Remaining contract
        charges                        7,229,708      --             7,537,158    --        --           --
  2004  Lowest contract charges        1,541,663     0.971988        1,498,476    1.14%       0.93%       10.63%
        Highest contract charges          30,207     1.363497           41,187    2.04%       0.82%        9.64%
        Remaining contract
        charges                        6,903,775      --             6,812,501    --        --           --
  2003  Lowest contract charges          530,957     0.878589          466,493    0.76%       0.69%       21.80%
        Highest contract charges           4,201     1.244014            5,225    1.99%       0.42%       22.99%
        Remaining contract
        charges                        5,520,134      --             4,833,313    --        --           --
  2002  Lowest contract charges        2,697,569     0.708537        1,911,327    1.25%       0.16%      (22.26)%
        Highest contract charges           1,373     1.011459            1,389    0.54%       0.50%        1.15%
        Remaining contract
        charges                        1,160,958      --               818,342    --        --           --
  2001  Lowest contract charges        1,824,567     0.911406        1,662,921    0.81%       0.16%       (8.86)%
        Highest contract charges         385,192     0.909273          350,245    1.03%       0.15%       (9.07)%
        Remaining contract
        charges                          397,129      --               361,464    --        --           --

____________________________________ SA-157 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
BB&T LARGE CAP VALUE VIF
  2005  Lowest contract charges        2,351,428   $ 1.536222   $    3,612,316    1.15%       1.98%        5.68%
        Highest contract charges          48,092     1.455089           69,979    2.19%       2.09%        4.58%
        Remaining contract
        charges                       50,561,931      --            76,949,445    --        --           --
  2004  Lowest contract charges        1,916,169     1.453613        2,785,369    1.15%       2.00%       11.88%
        Highest contract charges          29,919     1.391372           41,628    2.17%       2.50%       10.72%
        Remaining contract
        charges                       54,602,008      --            78,840,621    --        --           --
  2003  Lowest contract charges          687,732     1.299239          893,528    0.76%       1.71%       20.31%
        Highest contract charges           5,176     1.258714            6,515    1.33%       2.12%       19.58%
        Remaining contract
        charges                       52,182,243      --            67,551,187    --        --           --
  2002  Lowest contract charges       36,695,691     1.063489       39,025,463    1.25%       1.56%      (20.64)%
        Highest contract charges             903     1.039115              938    0.55%       1.56%        3.91%
        Remaining contract
        charges                        4,527,981      --             4,781,911    --        --           --
  2001  Lowest contract charges       36,387,731     1.340141       48,764,690    1.23%       1.44%       (1.09)%
        Highest contract charges         427,020     1.332333          568,932    1.43%       1.55%       (1.77)%
        Remaining contract
        charges                        2,396,723      --             3,202,165    --        --           --
BB&T LARGE COMPANY GROWTH VIF
  2005  Lowest contract charges        1,601,040     0.986857        1,579,997    1.15%       0.41%        0.72%
        Highest contract charges          12,871     1.274143           16,400    2.19%       0.40%       (0.33)%
        Remaining contract
        charges                        9,354,639      --             9,435,673    --        --           --
  2004  Lowest contract charges        1,165,479     0.979816        1,141,954    1.15%       0.60%        4.42%
        Highest contract charges          12,700     1.278399           16,235    2.18%       1.26%        3.33%
        Remaining contract
        charges                        9,174,461      --             9,147,329    --        --           --
  2003  Lowest contract charges          456,061     0.938343          427,942    0.76%     --            21.09%
        Highest contract charges           1,950     0.925870            1,805    1.92%     --            25.55%
        Remaining contract
        charges                        7,220,347      --             6,747,330    --        --           --
  2002  Lowest contract charges        1,203,969     0.741673          892,951    1.24%     --           (31.34)%
        Highest contract charges           5,032     0.737908            3,713    0.71%     --            (4.92)%
        Remaining contract
        charges                          355,370      --               262,551    --        --           --
  2001  Lowest contract charges           31,189     1.080153           33,689    0.25%     --             8.02%
        Highest contract charges          11,333     1.079811           12,237    0.23%     --             7.98%
        Remaining contract
        charges                         --            --              --          --        --           --
BB&T SPECIAL OPPORTUNITIES EQUITY VIF
  2005  Lowest contract charges        3,167,861     1.271051        4,026,513    1.14%     --             5.08%
        Highest contract charges          51,215     1.252108           64,127    2.18%     --             3.98%
        Remaining contract
        charges                        3,936,313      --             4,971,728    --        --           --
  2004  Lowest contract charges        1,146,976     1.209632        1,387,421    0.49%     --            20.96%
        Highest contract charges          17,108     1.204174           20,601    0.94%     --            20.42%
        Remaining contract
        charges                        1,315,284      --             1,587,650    --        --           --
BB&T TOTAL RETURN BOND VIF
  2005  Lowest contract charges          991,885     1.024796        1,016,480    1.14%       4.18%        1.11%
        Highest contract charges         185,294     1.013127          187,727    1.93%       3.95%        0.31%
        Remaining contract
        charges                          639,235      --               650,796    --        --           --
  2004  Lowest contract charges          198,559     1.013539          201,247    0.46%       1.08%        1.35%
        Highest contract charges          98,811     1.010047           99,804    0.82%       1.15%        1.01%
        Remaining contract
        charges                          176,294      --               178,407    --        --           --

____________________________________ SA-158 ____________________________________

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
CALVERT SOCIAL BALANCED PORTFOLIO
  2005  Lowest contract charges           32,698   $ 3.187247   $      104,215    0.70%       1.69%        4.91%
        Highest contract charges         195,697     3.057638          598,371    1.25%       1.85%        4.34%
        Remaining contract
        charges                          949,587      --             2,905,051    --        --           --
  2004  Lowest contract charges           37,434     3.037979          113,724    0.70%       1.63%        7.50%
        Highest contract charges         189,326     2.930509          554,821    1.21%       2.30%        5.93%
        Remaining contract
        charges                          975,062      --             2,858,631    --        --           --
  2003  Lowest contract charges           45,254     2.825967          127,885    0.70%       1.90%       18.49%
        Highest contract charges       1,217,658     2.741041        3,337,648    1.25%       1.95%       17.84%
        Remaining contract
        charges                         --            --              --          --        --           --
  2002  Lowest contract charges           50,131     2.385028          119,565    0.71%       0.93%      (12.76)%
        Highest contract charges       1,231,841     2.326095        2,865,380    1.25%       2.55%      (13.24)%
        Remaining contract
        charges                         --            --              --          --        --           --
  2001  Lowest contract charges          195,446     2.733950          534,341    0.69%       3.78%       (7.59)%
        Highest contract charges       1,388,450     2.681111        3,722,588    1.23%       3.63%       (8.10)%
        Remaining contract
        charges                         --            --              --          --        --           --
EVERGREEN VA BALANCED FUND
  2005  Lowest contract charges          119,079     0.972446          115,798    1.15%       2.36%        4.09%
        Highest contract charges          19,996     0.922388           18,444    2.24%       2.35%        2.95%
        Remaining contract
        charges                        7,531,993      --             7,075,000    --        --           --
  2004  Lowest contract charges          119,414     0.934277          111,568    1.15%       1.35%        5.09%
        Highest contract charges          20,732     0.895985           18,575    2.22%       1.93%        3.95%
        Remaining contract
        charges                        8,844,586      --             7,992,337    --        --           --
  2003  Lowest contract charges           61,542     0.888991           54,710    0.75%       7.91%       11.86%
        Highest contract charges           6,322     0.861982            5,449    2.12%       3.76%       13.32%
        Remaining contract
        charges                        8,280,897      --             7,130,324    --        --           --
  2002  Lowest contract charges        1,731,127     0.776983        1,345,056    1.25%       2.15%      (10.79)%
        Highest contract charges           6,071     0.761811            4,625    1.71%      11.45%      (11.28)%
        Remaining contract
        charges                        6,330,968      --             4,716,173    --        --           --
  2001  Lowest contract charges        1,878,958     0.870926        1,636,433    1.22%       2.84%       (9.70)%
        Highest contract charges         230,050     0.860215          197,893    1.57%       2.58%      (10.02)%
        Remaining contract
        charges                        1,148,610      --               994,772    --        --           --
EVERGREEN VA GROWTH FUND
  2005  Lowest contract charges          260,915     1.315864          343,329    1.14%     --             5.30%
        Highest contract charges         112,937     0.912639          103,071    2.23%     --             4.15%
        Remaining contract
        charges                       10,312,937      --            12,011,914    --        --           --
  2004  Lowest contract charges           79,434     1.249582           99,260    1.14%     --            12.56%
        Highest contract charges          47,612     0.876249           41,720    2.22%     --            11.33%
        Remaining contract
        charges                        9,489,275      --            11,014,994    --        --           --
  2003  Lowest contract charges           21,150     1.110137           23,479    0.74%     --            31.87%
        Highest contract charges         429,079     0.791692          339,698    1.92%     --            36.31%
        Remaining contract
        charges                       10,178,057      --            10,622,946    --        --           --
  2002  Lowest contract charges        9,652,623     0.808212        7,801,366    1.25%     --           (27.82)%
        Highest contract charges          55,732     0.579420           32,292    1.73%     --           (28.21)%
        Remaining contract
        charges                        1,395,423      --               840,128    --        --           --
  2001  Lowest contract charges       12,015,801     1.119662       13,453,636    1.24%     --            (7.84)%
        Highest contract charges          10,280     0.809335            8,320    1.26%     --            (9.98)%
        Remaining contract
        charges                        1,354,753      --             1,132,579    --        --           --

____________________________________ SA-159 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
EVERGREEN VA INTERNATIONAL EQUITY FUND
  2005  Lowest contract charges          689,661   $ 1.655468   $    1,141,711    1.14%       2.65%       14.67%
        Highest contract charges         472,238     0.984776          465,048    2.24%       2.59%       13.42%
        Remaining contract
        charges                       21,137,327      --            26,884,680    --        --           --
  2004  Lowest contract charges          307,411     1.443680          443,802    1.13%       3.28%       17.85%
        Highest contract charges         269,911     0.868284          234,360    2.20%       4.36%       16.56%
        Remaining contract
        charges                       18,682,775      --            22,175,467    --        --           --
  2003  Lowest contract charges           13,712     1.225041           16,797    0.75%       2.52%       30.49%
        Highest contract charges          34,086     0.744937           25,392    2.13%       1.39%       28.54%
        Remaining contract
        charges                       13,288,081      --            15,363,489    --        --           --
  2002  Lowest contract charges       12,391,367     0.943918       11,696,434    1.25%       1.35%      (11.58)%
        Highest contract charges          65,594     0.580403           38,071    1.80%       1.78%      (12.07)%
        Remaining contract
        charges                        2,081,281      --             1,429,974    --        --           --
  2001  Lowest contract charges       15,016,679     1.067563       16,031,251    1.24%       0.92%      (18.90)%
        Highest contract charges          47,346     0.660048           31,251    1.64%       1.04%      (19.18)%
        Remaining contract
        charges                        2,042,436      --             1,662,406    --        --           --
EVERGREEN VA OMEGA FUND
  2005  Lowest contract charges          156,352     0.816470          127,657    1.15%       0.18%        2.66%
        Highest contract charges          86,546     0.611009           52,880    2.24%       0.15%        1.54%
        Remaining contract
        charges                       12,752,025      --             9,017,086    --        --           --
  2004  Lowest contract charges          129,393     0.795314          102,910    1.14%     --             5.99%
        Highest contract charges          59,045     0.601763           35,531    2.22%     --             4.83%
        Remaining contract
        charges                       14,975,575      --            10,491,896    --        --           --
  2003  Lowest contract charges           38,049     0.750388           28,552    0.73%     --            30.27%
        Highest contract charges          40,045     0.574241           22,996    1.40%     --            29.44%
        Remaining contract
        charges                       14,551,351      --             9,849,752    --        --           --
  2002  Lowest contract charges        8,143,614     0.542221        4,415,639    1.26%     --           (26.31)%
        Highest contract charges         173,608     0.419453           72,820    1.80%     --           (26.71)%
        Remaining contract
        charges                        5,020,847      --             2,225,791    --        --           --
  2001  Lowest contract charges       10,424,815     0.735796        7,670,537    1.23%     --           (15.85)%
        Highest contract charges         105,896     0.572332           60,608    1.63%     --           (18.17)%
        Remaining contract
        charges                        5,636,960      --             3,463,264    --        --           --
EVERGREEN VA SPECIAL VALUES FUND
  2005  Lowest contract charges          660,316     1.791931        1,183,241    1.14%       1.10%        9.50%
        Highest contract charges         314,920     1.339547          421,850    2.24%       1.06%        8.30%
        Remaining contract
        charges                       11,402,317      --            18,438,672    --        --           --
  2004  Lowest contract charges          424,624     1.636527          694,911    1.14%       1.93%       19.00%
        Highest contract charges         243,981     1.236897          301,780    2.22%       1.72%       17.70%
        Remaining contract
        charges                        8,088,737      --            11,938,436    --        --           --
  2003  Lowest contract charges           63,835     1.375251           87,790    0.74%       0.54%       33.28%
        Highest contract charges          14,316     1.050919           15,045    2.15%       0.12%       26.76%
        Remaining contract
        charges                        3,369,285      --             4,428,913    --        --           --
  2002  Lowest contract charges          882,495     1.074467          948,211    1.25%       0.48%      (15.03)%
        Highest contract charges          12,879     0.829049           10,677    0.87%       0.37%       (4.93)%
        Remaining contract
        charges                          711,915      --               711,308    --        --           --

____________________________________ SA-160 ____________________________________

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
EVERGREEN VA HIGH INCOME FUND
  2005  Lowest contract charges          170,026   $ 1.288444   $      219,069    1.25%       5.97%        0.22%
        Highest contract charges           4,812     1.266001            6,091    1.58%       7.66%       (0.13)%
        Remaining contract
        charges                           23,131      --                29,512
  2004  Lowest contract charges          171,469     1.285642          220,449    1.25%       5.72%        7.34%
        Highest contract charges           4,966     1.267677            6,295    1.60%       5.58%        6.96%
        Remaining contract
        charges                           24,307      --                31,007    --        --           --
  2003  Lowest contract charges          160,699     1.197761          192,479    1.25%      14.40%       16.83%
        Highest contract charges           4,840     1.185150            5,737    1.60%      12.03%       16.43%
        Remaining contract
        charges                           23,624      --                28,132    --        --           --
  2002  Lowest contract charges          130,448     1.025185          133,733    0.20%       3.10%        3.87%
        Highest contract charges           4,841     1.017949            4,927    0.26%       3.10%        3.81%
        Remaining contract
        charges                           19,323      --                19,734    --        --           --
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND
  2005  Lowest contract charges          353,964     1.231220          435,807    1.14%       1.10%        7.77%
        Highest contract charges         156,761     1.139547          178,636    2.22%       1.32%        6.59%
        Remaining contract
        charges                       14,479,402      --            17,743,170    --        --           --
  2004  Lowest contract charges          135,262     1.142503          154,539    1.14%       1.67%        7.96%
        Highest contract charges           2,072     1.069121            2,216    2.21%       2.16%        6.78%
        Remaining contract
        charges                       15,305,910      --            17,448,596
  2003  Lowest contract charges           42,605     1.058254           45,087    0.10%       0.74%        5.83%
        Highest contract charges          49,017     1.057417           51,832    0.18%       0.67%        5.74%
        Remaining contract
        charges                       15,645,979      --            16,555,037    --        --           --
  2002  Lowest contract charges       18,379,730     1.129941       20,768,011    1.24%       0.56%      (14.04)%
        Highest contract charges           3,152     1.126850            3,552    1.62%     --           (15.26)%
        Remaining contract
        charges                        2,456,384      --             2,776,219    --        --           --
FIDELITY-REGISTERED TRADEMARK- VIP ASSET MANAGER-SM-
  2005  Lowest contract charges           46,595     1.923532           89,626    0.70%       2.63%        3.32%
        Highest contract charges         227,156     1.845314          419,173    1.25%       2.64%        2.75%
        Remaining contract
        charges                        2,151,454      --             3,989,880    --        --           --
  2004  Lowest contract charges           46,988     1.861751           87,479    0.70%       3.02%        4.73%
        Highest contract charges         246,354     1.795894          442,425    1.20%     --             2.93%
        Remaining contract
        charges                        2,501,165      --             4,512,990    --        --           --
  2003  Lowest contract charges           58,807     1.777621          104,536    0.70%       4.01%       17.15%
        Highest contract charges       2,916,955     1.724182        5,029,361    1.25%       3.43%       16.51%
        Remaining contract
        charges                         --            --              --
  2002  Lowest contract charges           69,479     1.517357          105,425    0.70%       4.63%       (9.37)%
        Highest contract charges       2,776,777     1.479850        4,109,212    1.25%       3.99%       (9.86)%
        Remaining contract
        charges                         --            --              --          --        --           --
  2001  Lowest contract charges          134,482     1.674142          225,143    0.69%       4.16%       (4.76)%
        Highest contract charges       2,951,323     1.641767        4,845,384    1.23%       4.10%       (5.28)%
        Remaining contract
        charges                         --            --              --          --        --           --

____________________________________ SA-161 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
FIDELITY-REGISTERED TRADEMARK- VIP GROWTH
  2005  Lowest contract charges          188,191   $ 1.994820   $      375,408    0.70%       0.50%        5.06%
        Highest contract charges         885,634     1.913934        1,695,045    1.25%       0.49%        4.49%
        Remaining contract
        charges                        7,286,138      --            14,036,244    --        --           --
  2004  Lowest contract charges          202,124     1.898724          383,777    0.70%       0.27%        2.66%
        Highest contract charges         896,710     1.831787        1,642,581    1.20%     --            (2.08)%
        Remaining contract
        charges                        8,737,609      --            16,107,694    --        --           --
  2003  Lowest contract charges          209,095     1.849578          386,737    0.70%       0.29%       31.92%
        Highest contract charges      10,887,746     1.794209       19,534,893    1.25%       0.27%       31.20%
        Remaining contract
        charges                         --            --              --
  2002  Lowest contract charges          242,339     1.402016          339,763    0.70%       0.31%      (30.59)%
        Highest contract charges      11,056,737     1.367536       15,120,486    1.25%       0.27%      (30.98)%
        Remaining contract
        charges                         --            --              --          --        --           --
  2001  Lowest contract charges          885,482     2.020001        1,788,674    0.69%       0.08%      (18.22)%
        Highest contract charges      12,242,454     1.981220       24,254,994    1.24%       0.08%      (18.67)%
        Remaining contract
        charges                         --            --              --          --        --           --
FIDELITY-REGISTERED TRADEMARK- VIP CONTRAFUND-REGISTERED TRADEMARK-
  2005  Lowest contract charges          111,516     3.166858          353,155    0.70%       0.28%       16.12%
        Highest contract charges         888,177     3.038367        2,698,606    1.24%       0.26%       15.49%
        Remaining contract
        charges                        7,248,133      --            22,125,087    --        --           --
  2004  Lowest contract charges          108,358     2.727196          295,513    0.70%       0.34%       14.67%
        Highest contract charges         764,696     2.630955        2,011,881    1.20%     --            12.88%
        Remaining contract
        charges                        7,469,852      --            19,738,758    --        --           --
  2003  Lowest contract charges          112,266     2.378268          266,998    0.70%       0.47%       27.57%
        Highest contract charges       8,645,200     2.306999       19,944,467    1.25%       0.46%       26.87%
        Remaining contract
        charges                         --            --              --
  2002  Lowest contract charges          124,044     1.864310          231,256    0.70%       1.08%       (9.98)%
        Highest contract charges       8,699,505     1.818406       15,819,231    1.25%       0.84%      (10.48)%
        Remaining contract
        charges                         --            --              --          --        --           --
  2001  Lowest contract charges          645,961     2.071039        1,337,811    0.69%       0.73%      (12.86)%
        Highest contract charges       9,360,508     2.031198       19,013,045    1.23%       0.79%      (13.34)%
        Remaining contract
        charges                         --            --              --          --        --           --
FIDELITY-REGISTERED TRADEMARK- VIP OVERSEAS
  2005  Lowest contract charges           32,386     1.897805           61,463    0.67%       4.11%       18.22%
        Highest contract charges         321,437     1.820534          585,186    1.25%       0.64%       17.57%
        Remaining contract
        charges                        2,589,101      --             4,741,708    --        --           --
  2004  Lowest contract charges           31,809     1.605378           51,063    0.75%       0.59%       12.84%
        Highest contract charges         343,171     1.548494          531,398    1.20%     --             7.85%
        Remaining contract
        charges                        2,684,289      --             4,183,840    --        --           --
  2003  Lowest contract charges           36,811     1.422660           52,369    0.70%       0.40%       42.37%
        Highest contract charges       2,935,213     1.379823        4,050,074    1.25%       0.78%       41.59%
        Remaining contract
        charges                         --            --              --
  2002  Lowest contract charges           60,516     0.999280           60,473    0.70%       0.94%      (20.84)%
        Highest contract charges       2,696,498     0.974520        2,627,791    1.25%       0.78%      (21.27)%
        Remaining contract
        charges                         --            --              --          --        --           --
  2001  Lowest contract charges          192,391     1.262286          242,853    0.69%       5.44%      (21.72)%
        Highest contract charges       2,703,376     1.237827        3,346,312    1.24%       5.35%      (22.15)%
        Remaining contract
        charges                         --            --              --          --        --           --

____________________________________ SA-162 ____________________________________

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
FIFTH THIRD BALANCED VIP FUND
  2005  Lowest contract charges           69,014   $ 1.237251   $       85,388    1.15%       1.55%        0.85%
        Highest contract charges          24,119     1.204588           29,052    1.94%       1.56%        0.05%
        Remaining contract
        charges                          970,373      --             1,186,283    --        --           --
  2004  Lowest contract charges           60,017     1.226789           73,628    1.15%       0.79%        3.90%
        Highest contract charges          20,533     1.203995           24,722    1.97%       0.78%        3.08%
        Remaining contract
        charges                          960,254      --             1,167,881    --        --           --
  2003  Lowest contract charges           90,705     1.180690          107,095    0.75%       1.09%       10.91%
        Highest contract charges          56,455     1.168060           65,943    1.95%       1.00%       11.84%
        Remaining contract
        charges                          792,373      --               931,076
  2002  Lowest contract charges           14,188     1.047633           14,864    0.57%       1.15%        4.76%
        Highest contract charges          48,553     1.044406           50,709    0.73%       2.05%       (0.93)%
        Remaining contract
        charges                          109,067      --               114,077    --        --           --
FIFTH THIRD DISCIPLINED VALUE VIP FUND
  2005  Lowest contract charges        1,207,969     1.592771        1,924,018    1.15%       1.31%        5.22%
        Highest contract charges         169,970     1.550753          263,582    1.94%       1.30%        4.38%
        Remaining contract
        charges                        6,824,203      --            10,727,436    --        --           --
  2004  Lowest contract charges        1,058,066     1.513734        1,601,633    1.14%       0.78%       11.67%
        Highest contract charges         146,936     1.485633          218,293    1.94%       0.72%       10.78%
        Remaining contract
        charges                        6,296,406      --             9,446,602    --        --           --
  2003  Lowest contract charges          366,989     1.355563          497,477    0.76%       1.30%       28.75%
        Highest contract charges          37,916     1.341080           50,849    1.94%       1.43%       30.69%
        Remaining contract
        charges                        3,340,228      --             4,508,241    --        --           --
  2002  Lowest contract charges           19,883     1.029292           20,466    0.57%       1.59%        2.93%
        Highest contract charges          17,185     1.026122           17,634    0.73%       3.91%       (4.66)%
        Remaining contract
        charges                          183,308      --               188,375    --        --           --
FIFTH THIRD MID CAP VIP FUND
  2005  Lowest contract charges        1,275,842     1.644195        2,097,733    1.15%       0.09%        8.74%
        Highest contract charges         159,146     1.600780          254,758    1.94%       0.08%        7.88%
        Remaining contract
        charges                        7,151,391      --            11,603,286    --        --           --
  2004  Lowest contract charges        1,183,768     1.511998        1,789,853    1.14%     --             8.03%
        Highest contract charges         161,836     1.483900          240,148    1.94%     --             7.17%
        Remaining contract
        charges                        6,844,174      --            10,255,507    --        --           --
  2003  Lowest contract charges          339,338     1.399565          474,926    0.76%     --            33.22%
        Highest contract charges          17,792     1.384586           24,634    1.93%     --            33.04%
        Remaining contract
        charges                        3,464,150      --             4,826,732    --        --           --
  2002  Lowest contract charges           22,892     1.043942           23,898    0.57%     --             4.39%
        Highest contract charges           1,711     1.040716            1,780    0.63%     --            (5.24)%
        Remaining contract
        charges                          207,118      --               215,882    --        --           --

____________________________________ SA-163 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
FIFTH THIRD QUALITY GROWTH VIP FUND
  2005  Lowest contract charges        2,091,156   $ 0.755759   $    1,580,410    1.15%       0.03%        4.86%
        Highest contract charges         309,236     0.732059          226,379    1.94%       0.03%        4.02%
        Remaining contract
        charges                       15,349,179      --            11,427,902    --        --           --
  2004  Lowest contract charges        1,889,148     0.720733        1,361,571    1.14%     --            (0.36)%
        Highest contract charges         279,179     0.703740          196,469    1.94%     --            (1.15)%
        Remaining contract
        charges                       15,893,639      --            11,331,259    --        --           --
  2003  Lowest contract charges          563,852     0.723325          407,849    0.76%     --            22.62%
        Highest contract charges          49,256     0.711938           35,067    1.94%     --            28.10%
        Remaining contract
        charges                       10,210,819      --             7,344,613    --        --           --
  2002  Lowest contract charges        3,556,748     0.560334        1,992,967    1.24%     --           (30.90)%
        Highest contract charges          11,655     0.555759            6,477    0.68%     --            (5.86)%
        Remaining contract
        charges                        1,419,724      --               791,291    --        --           --
  2001  Lowest contract charges          481,686     0.810844          390,572    1.04%     --           (18.92)%
        Highest contract charges           3,787     0.808237            3,061    1.33%     --           (19.18)%
        Remaining contract
        charges                          167,568      --               135,640    --        --           --
FIRST HORIZON CAPITAL APPRECIATION PORTFOLIO
  2005  Lowest contract charges          302,606     1.402465          424,395    1.14%     --             1.88%
        Highest contract charges          12,779     1.361328           17,396    1.94%     --             1.07%
        Remaining contract
        charges                        2,365,754      --             3,271,451    --        --           --
  2004  Lowest contract charges          201,248     1.376598          277,037    1.14%     --             9.98%
        Highest contract charges           2,637     1.343241            3,542    2.16%     --             8.83%
        Remaining contract
        charges                        2,654,656      --             3,617,404    --        --           --
  2003  Lowest contract charges           47,852     1.251738           59,898    0.74%     --            32.38%
        Highest contract charges          58,027     1.237261           71,795    1.66%     --            39.74%
        Remaining contract
        charges                        1,289,483      --             1,607,532    --        --           --
  2002  Lowest contract charges          389,865     0.890244          347,075    1.24%     --           (19.64)%
        Highest contract charges           4,150     0.885575            3,675    0.73%     --             3.47%
        Remaining contract
        charges                           56,947      --                50,559    --        --           --
  2001  Lowest contract charges           23,338     1.107753           25,853    0.37%     --            10.78%
        Highest contract charges           2,024     1.107037            2,241    0.41%     --            10.70%
        Remaining contract
        charges                            4,427      --                 4,901    --        --           --
FIRST HORIZON CORE EQUITY PORTFOLIO
  2005  Lowest contract charges          454,500     0.954206          433,687    1.15%       1.01%       (3.85)%
        Highest contract charges         125,318     0.926223          116,072    1.95%       1.37%       (4.62)%
        Remaining contract
        charges                        9,656,536      --             9,087,688    --        --           --
  2004  Lowest contract charges          770,995     0.992423          765,153    1.15%       0.83%        4.27%
        Highest contract charges           3,541     0.968388            3,429    2.15%       1.48%        3.18%
        Remaining contract
        charges                       13,316,896      --            13,083,194    --        --           --
  2003  Lowest contract charges          426,863     0.951769          406,275    0.76%       0.53%       17.32%
        Highest contract charges         175,579     0.940757          165,177    1.76%       0.59%       26.30%
        Remaining contract
        charges                        8,732,872      --             8,272,130    --        --           --
  2002  Lowest contract charges        3,196,018     0.748922        2,393,568    1.24%       0.40%      (27.03)%
        Highest contract charges           6,684     0.744835            4,979    0.73%       0.58%       (2.54)%
        Remaining contract
        charges                        1,403,285      --             1,047,395    --        --           --
  2001  Lowest contract charges          475,982     1.026320          488,511    0.37%       0.14%        2.63%
        Highest contract charges         261,945     1.025653          268,665    0.44%       0.12%        2.57%
        Remaining contract
        charges                          225,090      --               230,902    --        --           --

____________________________________ SA-164 ____________________________________

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
HARTFORD ADVISERS HLS FUND
  2005  Lowest contract charges          345,221   $ 8.879802   $    3,065,494    0.15%       3.15%        7.08%
        Highest contract charges          42,610     0.976191           41,596    2.29%       2.88%        4.54%
        Remaining contract
        charges                    1,176,331,819      --         3,335,273,777    --        --           --
  2004  Lowest contract charges          414,152     8.293057        3,434,619    0.15%       2.03%        3.59%
        Highest contract charges          37,910     0.933826           35,401    2.28%       2.48%        1.13%
        Remaining contract
        charges                    1,329,589,292      --         3,726,776,975    --        --           --
  2003  Lowest contract charges          432,123     8.005787        3,459,483    0.15%       2.44%       18.31%
        Highest contract charges           9,155     1.009434            9,241    2.18%       3.29%       15.92%
        Remaining contract
        charges                    1,225,639,603      --         3,885,944,628    --        --           --
  2002  Lowest contract charges          442,538     6.766568        2,994,464    0.15%       2.90%      (13.92)%
        Highest contract charges          88,665     0.793553           70,360    0.89%       3.11%       (1.90)%
        Remaining contract
        charges                    1,113,630,465      --         3,419,913,732    --        --           --
  2001  Lowest contract charges          500,980     7.860864        3,938,139    0.15%       2.82%       (4.78)%
        Highest contract charges         205,593     1.030542          211,872    1.64%       4.37%       (7.50)%
        Remaining contract
        charges                    1,256,698,591      --         4,697,962,617    --        --           --
HARTFORD TOTAL RETURN BOND HLS FUND
  2005  Lowest contract charges          303,781     7.190710        2,184,401    0.15%       7.39%        2.30%
        Highest contract charges          79,349     1.362355          108,102    2.29%       7.84%        0.12%
        Remaining contract
        charges                      565,054,162      --         1,127,681,487    --        --           --
  2004  Lowest contract charges          295,995     7.029369        2,080,653    0.15%       4.57%        4.47%
        Highest contract charges          49,023     1.360735           66,707    2.28%       6.95%        2.25%
        Remaining contract
        charges                      550,625,869      --         1,138,529,508    --        --           --
  2003  Lowest contract charges          313,505     6.728784        2,109,510    0.15%       4.27%        7.68%
        Highest contract charges          12,784     1.330849           17,014    2.17%       6.01%        5.50%
        Remaining contract
        charges                      438,451,434      --           992,365,836    --        --           --
  2002  Lowest contract charges          430,602     6.248638        2,690,678    0.15%       4.17%        9.92%
        Highest contract charges          90,748     1.250447          113,475    0.87%     --             6.08%
        Remaining contract
        charges                      352,952,321      --           846,221,548    --        --           --
  2001  Lowest contract charges          332,773     5.684812        1,891,754    0.15%       4.79%        8.52%
        Highest contract charges          22,700     1.169037           26,537    0.85%     --             5.26%
        Remaining contract
        charges                      295,352,042      --           689,721,524    --        --           --
HARTFORD CAPITAL APPRECIATION HLS FUND
  2005  Lowest contract charges          646,852    23.878318       15,445,729    0.15%       0.96%       15.37%
        Highest contract charges          11,276     1.958414           22,083    2.30%       1.55%       12.86%
        Remaining contract
        charges                      941,472,634      --         4,141,445,581    --        --           --
  2004  Lowest contract charges          664,770    20.696708       13,758,509    0.15%       0.35%       19.19%
        Highest contract charges         170,210     1.736063          295,496    2.29%       0.56%       16.65%
        Remaining contract
        charges                    1,002,544,479      --         4,037,374,144    --        --           --
  2003  Lowest contract charges          652,234    17.365115       11,326,120    0.15%       0.63%       42.16%
        Highest contract charges          21,791     1.488245           32,431    2.18%       0.85%       39.28%
        Remaining contract
        charges                      734,402,033      --         3,227,130,440    --        --           --
  2002  Lowest contract charges          650,747    12.214884        7,948,797    0.15%       0.60%      (19.82)%
        Highest contract charges         159,354     0.681967          108,674    0.87%       1.98%        1.74%
        Remaining contract
        charges                      509,750,151      --         2,145,613,186    --        --           --
  2001  Lowest contract charges          703,892    15.234336       10,723,332    0.15%       0.62%       (7.08)%
        Highest contract charges          82,074     1.357485          111,414    1.66%       1.14%      (13.30)%
        Remaining contract
        charges                      510,324,619      --         3,047,061,614    --        --           --

____________________________________ SA-165 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
HARTFORD DIVIDEND AND GROWTH HLS FUND
  2005  Lowest contract charges          209,613   $ 3.701009   $      775,779    0.25%       1.96%        5.70%
        Highest contract charges          17,824     1.274439           22,715    2.30%       3.08%        3.20%
        Remaining contract
        charges                      845,515,209      --         1,788,595,218    --        --           --
  2004  Lowest contract charges          158,807     3.501581          556,079    0.25%       1.37%       12.14%
        Highest contract charges           2,732     1.071092            2,927    2.20%       1.51%        9.59%
        Remaining contract
        charges                      808,726,825      --         1,711,132,784    --        --           --
  2003  Lowest contract charges          165,306     3.122502          516,167    0.25%       1.51%       26.48%
        Highest contract charges          12,443     1.121332           13,953    2.17%       2.16%       24.04%
        Remaining contract
        charges                      610,776,587      --         1,335,468,958    --        --           --
  2002  Lowest contract charges          165,923     2.468771          409,626    0.25%       1.45%      (14.44)%
        Highest contract charges          41,687     0.941009           39,228    0.86%       4.78%       (3.69)%
        Remaining contract
        charges                      450,714,987      --           892,464,295    --        --           --
  2001  Lowest contract charges          167,423     2.885425          483,088    0.25%       1.26%       (4.28)%
        Highest contract charges          76,364     1.075204           82,107    1.65%       3.88%       (3.64)%
        Remaining contract
        charges                      416,965,454      --         1,020,596,824    --        --           --
HARTFORD FOCUS HLS FUND
  2005  Lowest contract charges            8,250     1.126944            9,298    0.25%       1.81%        9.60%
        Highest contract charges           8,782     1.031321            9,058    2.28%       2.11%        7.38%
        Remaining contract
        charges                       20,975,567      --            22,218,198    --        --           --
  2004  Lowest contract charges            8,250     1.028217            8,484    0.25%       0.30%        2.90%
        Highest contract charges          84,200     0.954197           80,344    2.23%       0.06%        0.61%
        Remaining contract
        charges                       21,702,270      --            21,269,976    --        --           --
  2003  Lowest contract charges            8,250     0.999198            8,244    0.25%       0.35%       28.05%
        Highest contract charges         196,494     0.948374          186,350    2.14%       0.21%       25.33%
        Remaining contract
        charges                       19,895,159      --            19,232,849    --        --           --
  2002  Lowest contract charges           17,182     0.780345           13,408    0.25%     --           (24.78)%
        Highest contract charges          48,006     0.756733           36,328    0.86%     --            (1.37)%
        Remaining contract
        charges                       15,192,357      --            11,632,102    --        --           --
  2001  Lowest contract charges           16,874     1.037448           17,506    0.16%       0.23%        3.75%
        Highest contract charges         133,390     1.025602          136,805    1.17%       0.19%        2.56%
        Remaining contract
        charges                       10,324,800      --            10,634,768    --        --           --
HARTFORD GLOBAL ADVISERS HLS FUND
  2005  Lowest contract charges           42,023     2.108460           88,604    0.25%       3.73%        3.11%
        Highest contract charges         100,251     0.972306           97,474    2.24%       3.38%        0.82%
        Remaining contract
        charges                       66,801,261      --           106,842,426    --        --           --
  2004  Lowest contract charges           42,024     2.044840           85,930    0.25%       0.02%       12.47%
        Highest contract charges          89,988     0.964424           86,787    2.22%     --             9.97%
        Remaining contract
        charges                       69,764,602      --           111,361,808    --        --           --
  2003  Lowest contract charges           42,023     1.818182           76,406    0.25%       0.80%       21.96%
        Highest contract charges          32,819     0.877028           28,783    2.13%       0.77%       19.38%
        Remaining contract
        charges                       59,223,841      --            89,937,069    --        --           --
  2002  Lowest contract charges           38,176     1.490856           56,914    0.25%       0.05%       (9.18)%
        Highest contract charges           7,087     0.734673            5,207    0.85%     --            (2.18)%
        Remaining contract
        charges                       54,551,249      --            72,171,960    --        --           --
  2001  Lowest contract charges           38,176     1.641474           62,664    0.25%       0.72%       (6.48)%
        Highest contract charges          10,016     0.995870            9,975    1.65%       1.19%       (7.92)%
        Remaining contract
        charges                       61,555,757      --            91,168,188    --        --           --

____________________________________ SA-166 ____________________________________

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
HARTFORD GLOBAL COMMUNICATIONS HLS FUND
  2005  Lowest contract charges            8,070   $ 1.172539   $        9,462    0.25%       4.11%       18.32%
        Highest contract charges          37,333     1.063925           39,720    2.25%       3.53%       15.69%
        Remaining contract
        charges                        7,643,350      --             8,462,029    --        --           --
  2004  Lowest contract charges            8,068     0.991010            7,996    0.24%     --            22.90%
        Highest contract charges          42,646     0.919650           39,220    2.23%     --            20.17%
        Remaining contract
        charges                        9,308,094      --             8,819,501    --        --           --
  2003  Lowest contract charges              240     0.806326              194    --        --            59.97%
        Highest contract charges          80,742     0.765272           61,790    2.14%     --            56.58%
        Remaining contract
        charges                       10,659,223      --             8,334,287    --        --           --
  2002  Lowest contract charges              160     0.504042               81    --          4.51%      (29.54)%
        Highest contract charges          43,865     0.488756           21,439    0.87%       1.09%       18.03%
        Remaining contract
        charges                        3,626,859      --             1,794,928    --        --           --
  2001  Lowest contract charges        1,177,479     0.710590          836,705    0.80%       1.45%      (28.94)%
        Highest contract charges          50,087     0.706877           35,406    1.17%       0.74%      (29.31)%
        Remaining contract
        charges                          302,734      --               214,564    --        --           --
HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND
  2005  Lowest contract charges              640     1.243857              796    0.17%       3.39%       10.14%
        Highest contract charges          46,115     1.128570           52,044    2.24%       2.85%        7.69%
        Remaining contract
        charges                       10,908,618      --            12,761,433    --        --           --
  2004  Lowest contract charges              639     1.129343              723    0.09%     --            12.07%
        Highest contract charges          48,110     1.047971           50,418    2.23%     --             9.58%
        Remaining contract
        charges                       12,298,947      --            13,239,251    --        --           --
  2003  Lowest contract charges              640     1.007742              645    0.11%       1.62%       29.96%
        Highest contract charges          62,415     0.956397           59,693    2.14%       1.61%       27.20%
        Remaining contract
        charges                       10,805,306      --            10,523,784    --        --           --
  2002  Lowest contract charges              417     0.775420              323    --          9.57%      (19.08)%
        Highest contract charges          21,873     0.751881           16,446    0.87%       2.58%       (7.15)%
        Remaining contract
        charges                        5,577,307      --             4,242,335    --        --           --
  2001  Lowest contract charges            2,234     0.954679            2,132    0.52%       1.38%       (4.53)%
        Highest contract charges           7,813     0.947993            7,407    1.19%       0.83%       (5.20)%
        Remaining contract
        charges                        2,629,225      --             2,500,445    --        --           --
HARTFORD GLOBAL HEALTH HLS FUND
  2005  Lowest contract charges           51,929     2.076823          107,847    0.25%       0.07%       12.15%
        Highest contract charges           6,788     1.871467           12,703    2.30%       0.12%        9.82%
        Remaining contract
        charges                       61,788,337      --           120,018,911    --        --           --
  2004  Lowest contract charges           51,928     1.851894           96,165    0.25%       0.06%       12.52%
        Highest contract charges          72,337     1.691619          122,366    2.23%     --            10.02%
        Remaining contract
        charges                       71,653,274      --           125,648,897    --        --           --
  2003  Lowest contract charges           51,929     1.645811           85,465    0.25%       0.14%       31.98%
        Highest contract charges          51,452     1.537574           79,111    2.14%     --            29.18%
        Remaining contract
        charges                       69,446,574      --           109,590,837    --        --           --
  2002  Lowest contract charges           50,310     1.247020           62,737    0.25%       0.01%      (17.18)%
        Highest contract charges          11,971     1.190305           14,249    0.86%     --            (1.03)%
        Remaining contract
        charges                       52,917,447      --            64,138,760    --        --           --
  2001  Lowest contract charges           50,310     1.505734           75,753    0.25%     --             1.79%
        Highest contract charges          14,559     1.468325           21,377    1.65%     --             6.17%
        Remaining contract
        charges                       51,999,583      --            76,951,087    --        --           --

____________________________________ SA-167 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
HARTFORD GLOBAL LEADERS HLS FUND
  2005  Lowest contract charges           52,068   $ 2.014473   $      104,891    0.25%       0.82%        2.33%
        Highest contract charges       1,742,219     0.814098        1,418,337    2.24%       0.50%        0.06%
        Remaining contract
        charges                      170,281,250      --           259,082,214    --        --           --
  2004  Lowest contract charges           45,510     1.968560           89,591    0.25%       0.55%       18.89%
        Highest contract charges       1,360,652     0.813623        1,107,058    2.22%       0.63%       16.25%
        Remaining contract
        charges                      179,252,221      --           277,107,913    --        --           --
  2003  Lowest contract charges           45,511     1.655809           75,357    0.25%       0.44%       35.24%
        Highest contract charges          30,998     0.699918           21,696    2.14%       0.63%       32.36%
        Remaining contract
        charges                      112,653,648      --           152,715,484    --        --           --
  2002  Lowest contract charges           45,511     1.224395           55,723    0.25%       0.86%      (19.71)%
        Highest contract charges           9,330     0.528790            4,933    0.87%       2.09%       (5.48)%
        Remaining contract
        charges                       96,578,725      --           103,342,368    --        --           --
  2001  Lowest contract charges           55,506     1.524918           84,642    0.25%       0.56%      (16.79)%
        Highest contract charges           5,434     1.456653            7,915    1.68%       0.37%      (17.20)%
        Remaining contract
        charges                      104,186,002      --           144,298,014    --        --           --
HARTFORD GLOBAL TECHNOLOGY HLS FUND
  2005  Lowest contract charges           11,809     0.516172            6,095    0.80%       0.28%       10.27%
        Highest contract charges         105,751     0.475805           50,317    2.24%       0.03%        8.41%
        Remaining contract
        charges                       65,812,562      --            32,767,657    --        --           --
  2004  Lowest contract charges           11,550     0.468107            5,407    0.80%     --             0.54%
        Highest contract charges         114,890     0.438904           50,426    2.24%     --            (1.15)%
        Remaining contract
        charges                       82,741,023      --            37,618,985    --        --           --
  2003  Lowest contract charges          924,673     0.475064          439,279    0.25%     --            61.09%
        Highest contract charges         131,360     0.444032           58,328    2.14%     --            57.67%
        Remaining contract
        charges                      101,269,326      --            46,138,589    --        --           --
  2002  Lowest contract charges           10,949     0.290600            3,182    0.80%     --           (39.08)%
        Highest contract charges          24,761     0.281616            6,973    0.85%     --            (1.76)%
        Remaining contract
        charges                       66,580,098      --            19,080,461    --        --           --
  2001  Lowest contract charges              240     0.481400              116    0.28%     --           (23.00)%
        Highest contract charges          34,244     0.469396           16,074    1.62%     --           (35.42)%
        Remaining contract
        charges                       74,292,665      --            35,144,220    --        --           --
HARTFORD DISCIPLINED EQUITY HLS FUND
  2005  Lowest contract charges           19,888     1.385101           27,547    0.25%       1.31%        6.31%
        Highest contract charges          23,390     1.124839           26,310    2.30%       1.93%        4.11%
        Remaining contract
        charges                      223,807,197      --           254,062,410    --        --           --
  2004  Lowest contract charges           34,276     1.302838           44,654    0.25%       1.12%        8.14%
        Highest contract charges          36,863     1.081024           39,849    2.29%       2.14%        5.95%
        Remaining contract
        charges                      191,828,041      --           210,408,389    --        --           --
  2003  Lowest contract charges           36,185     1.204783           43,596    0.25%       1.18%       28.50%
        Highest contract charges           4,728     1.020715            4,825    1.08%      19.22%       22.85%
        Remaining contract
        charges                      158,609,459      --           169,201,720    --        --           --
  2002  Lowest contract charges           52,554     0.937594           49,274    0.25%       0.41%      (24.84)%
        Highest contract charges          52,695     0.639773           33,713    0.86%     --            (3.72)%
        Remaining contract
        charges                      111,217,500      --            95,927,150    --        --           --
  2001  Lowest contract charges           40,341     1.247471           50,324    0.25%     --            (8.25)%
        Highest contract charges          35,088     1.096317           38,468    1.68%     --           (13.92)%
        Remaining contract
        charges                      102,382,660      --           119,905,207    --        --           --

____________________________________ SA-168 ____________________________________

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
HARTFORD GROWTH HLS FUND
  2005  Lowest contract charges            2,131   $ 1.341373   $        2,859    0.26%     --             4.41%
        Highest contract charges          23,582     1.237093           29,173    2.26%     --             2.04%
        Remaining contract
        charges                      100,639,590      --           128,536,392    --        --           --
  2004  Lowest contract charges            2,132     1.284781            2,739    0.27%     --            12.21%
        Highest contract charges          34,863     1.219445           42,513    2.30%     --             9.94%
        Remaining contract
        charges                       83,563,942      --           103,580,566    --        --           --
  2003  Lowest contract charges            2,131     1.144938            2,440    0.25%     --            32.47%
        Highest contract charges         508,791     1.105522          562,479    2.14%     --            29.66%
        Remaining contract
        charges                       53,255,323      --            59,652,114    --        --           --
  2002  Lowest contract charges            1,390     0.864276            1,202    0.08%     --           (13.57)%
        Highest contract charges         158,880     0.852627          135,466    0.86%     --             1.96%
        Remaining contract
        charges                        5,666,699      --             4,854,861    --        --           --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
  2005  Lowest contract charges              472     1.504461              711    0.10%       0.22%       16.02%
        Highest contract charges          33,845     1.399032           47,350    2.29%       0.22%       13.67%
        Remaining contract
        charges                      122,226,773      --           175,721,829    --        --           --
  2004  Lowest contract charges              473     1.296739              613    0.11%     --            16.89%
        Highest contract charges          31,865     1.230828           39,220    2.29%     --            14.52%
        Remaining contract
        charges                       86,565,356      --           108,754,173    --        --           --
  2003  Lowest contract charges              472     1.109338              524    0.13%     --            43.43%
        Highest contract charges         130,070     1.071230          139,335    2.14%     --            40.39%
        Remaining contract
        charges                       35,060,632      --            38,067,259    --        --           --
  2002  Lowest contract charges              308     0.773429              238    --        --           (22.66)%
        Highest contract charges          38,884     0.763056           29,671    0.86%     --            (3.22)%
        Remaining contract
        charges                        3,758,702      --             2,882,167    --        --           --
HARTFORD HIGH YIELD HLS FUND
  2005  Lowest contract charges           36,005     1.393324           50,167    0.25%       7.95%        1.87%
        Highest contract charges           8,395     1.157127            9,715    2.29%       6.30%       (0.47)%
        Remaining contract
        charges                      164,325,003      --           205,760,031    --        --           --
  2004  Lowest contract charges           13,478     1.367726           18,436    0.25%       4.84%        7.14%
        Highest contract charges          16,185     1.162544           18,816    2.28%       5.67%        4.70%
        Remaining contract
        charges                      210,287,261      --           263,184,919    --        --           --
  2003  Lowest contract charges           12,260     1.276627           15,652    0.25%       0.23%       22.88%
        Highest contract charges           3,816     1.175175            4,484    2.18%       5.21%       20.51%
        Remaining contract
        charges                      193,063,007      --           229,355,882    --        --           --
  2002  Lowest contract charges           12,180     1.038943           12,654    0.25%       5.37%       (7.12)%
        Highest contract charges          91,782     0.923229           84,736    0.86%     --             4.58%
        Remaining contract
        charges                       79,110,236      --            78,093,440    --        --           --
  2001  Lowest contract charges           11,303     1.118615           12,644    0.25%       0.11%        2.43%
        Highest contract charges         306,462     1.013731          310,670    1.61%       0.05%       (4.62)%
        Remaining contract
        charges                       51,434,891      --            55,380,003    --        --           --

____________________________________ SA-169 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
HARTFORD INDEX HLS FUND
  2005  Lowest contract charges          463,510   $ 5.726045   $    2,654,077    0.15%       1.82%        4.35%
        Highest contract charges          33,133     0.997555           33,052    2.29%       2.18%        2.13%
        Remaining contract
        charges                      179,509,282      --           510,361,193    --        --           --
  2004  Lowest contract charges          514,412     5.487551        2,822,869    0.15%       1.28%       10.23%
        Highest contract charges          63,668     0.826016           52,591    2.28%       1.33%        7.61%
        Remaining contract
        charges                      193,790,684      --           567,340,941    --        --           --
  2003  Lowest contract charges          499,332     4.978349        2,485,847    0.15%       1.38%       27.94%
        Highest contract charges         245,318     0.767574          188,300    2.14%       1.35%       25.10%
        Remaining contract
        charges                      180,901,244      --           549,557,877    --        --           --
  2002  Lowest contract charges          529,513     3.891166        2,060,423    0.15%       1.06%      (22.56)%
        Highest contract charges          44,635     0.613581           27,387    0.87%       3.49%       (3.86)%
        Remaining contract
        charges                      152,137,766      --           430,174,171    --        --           --
  2001  Lowest contract charges          579,711     5.025032        2,913,068    0.15%       0.82%      (12.45)%
        Highest contract charges           4,956     0.950213            4,709    1.68%       0.73%      (16.59)%
        Remaining contract
        charges                      166,389,446      --           656,797,232    --        --           --
HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND
  2005  Lowest contract charges          455,872     1.409696          642,641    0.25%       0.79%        5.90%
        Highest contract charges       1,001,922     1.279075        1,281,533    2.24%       0.63%        3.54%
        Remaining contract
        charges                      120,153,696      --           159,520,141    --        --           --
  2004  Lowest contract charges          775,074     1.331224        1,031,797    0.25%     --            24.41%
        Highest contract charges         675,386     1.235361          834,345    2.22%     --            21.64%
        Remaining contract
        charges                       82,396,322      --           104,716,638    --        --           --
  2003  Lowest contract charges          351,869     1.070076          376,527    0.25%     --            50.65%
        Highest contract charges         160,086     1.015586          162,581    2.14%     --            47.45%
        Remaining contract
        charges                       28,798,243      --            29,781,746    --        --           --
  2002  Lowest contract charges          348,305     0.710321          247,408    0.25%       0.33%      (17.42)%
        Highest contract charges          14,372     0.688763            9,899    0.87%       0.49%       (7.89)%
        Remaining contract
        charges                        9,798,822      --             6,822,180    --        --           --
  2001  Lowest contract charges          348,305     0.860170          299,601    0.16%       0.12%      (13.98)%
        Highest contract charges           3,680     0.851001            3,131    1.19%       0.22%      (14.90)%
        Remaining contract
        charges                        3,137,216      --             2,677,912    --        --           --
HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND
  2005  Lowest contract charges          562,002     1.880250        1,056,705    0.25%       2.81%       18.30%
        Highest contract charges          94,879     1.706129          161,876    2.23%       3.11%       15.67%
        Remaining contract
        charges                       45,327,460      --            80,627,715    --        --           --
  2004  Lowest contract charges          446,922     1.589394          710,330    0.25%     --            16.67%
        Highest contract charges          52,354     1.474983           77,222    2.23%     --            14.08%
        Remaining contract
        charges                       23,570,631      --            35,805,129    --        --           --
  2003  Lowest contract charges          328,754     1.362283          447,856    0.25%       1.03%       53.35%
        Highest contract charges          35,939     1.292958           46,468    2.14%       1.01%       50.10%
        Remaining contract
        charges                       14,251,263      --            18,811,999    --        --           --
  2002  Lowest contract charges          326,822     0.888344          290,330    0.25%     --            (5.32)%
        Highest contract charges          12,000     0.861415           10,337    0.86%     --            (8.17)%
        Remaining contract
        charges                        7,006,393      --             6,111,601    --        --           --
  2001  Lowest contract charges          326,822     0.938253          306,641    0.16%       0.19%       (6.18)%
        Highest contract charges           7,134     0.927459            6,617    1.17%       0.16%       (7.25)%
        Remaining contract
        charges                          549,991      --               512,442    --        --           --

____________________________________ SA-170 ____________________________________

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
  2005  Lowest contract charges          630,407   $ 2.484405   $    1,566,186    0.15%     --            14.45%
        Highest contract charges       1,522,600     1.152197        1,754,335    2.24%     --            11.79%
        Remaining contract
        charges                      265,945,207      --           411,914,079    --        --           --
  2004  Lowest contract charges          587,147     2.170771        1,274,575    0.15%       0.85%       17.91%
        Highest contract charges       1,225,189     1.030653        1,262,745    2.22%       1.12%       15.17%
        Remaining contract
        charges                      234,955,896      --           341,197,582    --        --           --
  2003  Lowest contract charges          387,521     1.841119          713,473    0.15%       1.00%       32.90%
        Highest contract charges          65,077     0.656540           42,726    2.14%       1.38%       29.95%
        Remaining contract
        charges                      167,272,209      --           242,936,202    --        --           --
  2002  Lowest contract charges          339,540     1.385382          470,392    0.15%       1.91%      (18.06)%
        Highest contract charges          19,716     0.505242            9,961    0.87%       2.66%       (7.19)%
        Remaining contract
        charges                      169,537,173      --           195,346,875    --        --           --
  2001  Lowest contract charges          363,005     1.690623          613,704    0.15%       0.12%      (18.85)%
        Highest contract charges           7,555     0.828236            6,258    1.69%       0.14%      (19.61)%
        Remaining contract
        charges                      215,315,633      --           300,979,807    --        --           --
HARTFORD MIDCAP HLS FUND
  2005  Lowest contract charges          130,086     4.026977          523,853    0.25%       0.41%       16.49%
        Highest contract charges          95,205     1.407944          134,043    2.14%       0.08%       14.02%
        Remaining contract
        charges                      142,904,679      --           495,121,315    --        --           --
  2004  Lowest contract charges          137,854     3.456884          476,535    0.25%       0.27%       16.15%
        Highest contract charges          67,002     1.234870           82,739    2.14%       0.14%       13.68%
        Remaining contract
        charges                      166,445,709      --           501,072,556    --        --           --
  2003  Lowest contract charges          152,661     2.976328          454,368    0.25%       0.25%       37.33%
        Highest contract charges          52,821     1.086282           57,378    2.11%     --            34.41%
        Remaining contract
        charges                      190,796,265      --           500,771,393    --        --           --
  2002  Lowest contract charges          197,658     2.167314          428,386    0.25%       0.12%      (14.43)%
        Highest contract charges          22,214     0.808702           17,964    0.75%     --            (2.64)%
        Remaining contract
        charges                      221,311,578      --           428,054,638    --        --           --
  2001  Lowest contract charges          213,538     2.532914          540,873    0.25%     --            (3.86)%
        Highest contract charges          11,621     1.774521           20,623    1.68%     --            (6.33)%
        Remaining contract
        charges                      276,176,899      --           629,909,433    --        --           --
HARTFORD MIDCAP VALUE HLS FUND
  2005  Lowest contract charges          150,755     1.575507          237,516    0.25%       0.60%        9.71%
        Highest contract charges          11,918     1.441857           17,184    2.29%       0.59%        7.49%
        Remaining contract
        charges                      224,614,572      --           333,623,834    --        --           --
  2004  Lowest contract charges          154,287     1.436027          221,561    0.25%       0.11%       16.01%
        Highest contract charges          13,207     1.341421           17,717    2.29%       0.18%       13.66%
        Remaining contract
        charges                      252,447,972      --           346,278,242    --        --           --
  2003  Lowest contract charges           57,987     1.237863           71,780    0.25%     --            42.93%
        Highest contract charges         584,347     1.174916          686,558    2.13%     --            39.90%
        Remaining contract
        charges                      214,236,999      --           256,758,780    --        --           --
  2002  Lowest contract charges           55,661     0.866054           48,205    0.25%       0.14%      (13.23)%
        Highest contract charges          41,022     0.839851           34,453    0.86%       0.40%       (4.37)%
        Remaining contract
        charges                      141,264,957      --           120,141,088    --        --           --
  2001  Lowest contract charges            7,900     0.998152            7,886    0.16%       0.15%       (0.19)%
        Highest contract charges          26,333     0.987521           26,004    1.19%       0.20%       (1.25)%
        Remaining contract
        charges                       35,286,045      --            34,968,189    --        --           --

____________________________________ SA-171 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
HARTFORD MONEY MARKET HLS FUND
  2005  Lowest contract charges          198,681   $ 3.596180   $      714,492    0.15%       2.77%        2.69%
        Highest contract charges          53,456     0.997610           53,329    2.28%       2.86%        0.51%
        Remaining contract
        charges                      223,379,346      --           372,894,778    --        --           --
  2004  Lowest contract charges          228,881     3.501964          801,514    0.15%       0.96%        0.79%
        Highest contract charges          27,149     0.992573           26,947    2.30%       1.06%       (1.35)%
        Remaining contract
        charges                      204,489,573      --           329,292,128    --        --           --
  2003  Lowest contract charges          196,033     3.474434          681,104    0.15%       0.75%        0.60%
        Highest contract charges           2,234     1.095596            2,447    2.23%       0.77%       (1.44)%
        Remaining contract
        charges                      273,402,081      --           476,941,974    --        --           --
  2002  Lowest contract charges          224,024     3.453805          773,736    0.15%       1.45%        1.31%
        Highest contract charges          79,341     1.047171           83,084    0.84%       0.31%       (0.50)%
        Remaining contract
        charges                      394,433,588      --           682,651,598    --        --           --
  2001  Lowest contract charges       25,770,737     1.138555       29,341,401    1.22%       3.15%        2.40%
        Highest contract charges          44,157     1.117678           49,353    1.61%       2.17%        1.64%
        Remaining contract
        charges                      342,441,288      --           656,251,412    --        --           --
HARTFORD MORTGAGE SECURITIES HLS FUND
  2005  Lowest contract charges          108,001     4.497292          485,712    0.15%       4.09%        2.21%
        Highest contract charges          15,938     1.263558           20,138    2.28%       4.92%        0.04%
        Remaining contract
        charges                      104,479,037      --           227,830,618    --        --           --
  2004  Lowest contract charges          114,077     4.400092          501,946    0.15%       4.73%        3.96%
        Highest contract charges          13,206     1.221900           16,136    2.28%       5.47%        1.50%
        Remaining contract
        charges                      117,210,353      --           260,149,442    --        --           --
  2003  Lowest contract charges          119,937     4.232311          507,610    0.15%       2.83%        2.14%
        Highest contract charges           4,880     1.241771            6,059    1.42%     --            (0.42)%
        Remaining contract
        charges                      122,810,680      --           281,097,243    --        --           --
  2002  Lowest contract charges          189,137     4.143828          783,749    0.15%       3.50%        7.99%
        Highest contract charges          32,965     1.205494           39,739    0.86%     --             1.82%
        Remaining contract
        charges                      123,825,077      --           311,388,315    --        --           --
  2001  Lowest contract charges          112,660     3.837140          432,291    0.15%       5.29%        7.34%
        Highest contract charges         284,707     1.139245          324,351    1.62%       5.11%        4.60%
        Remaining contract
        charges                       77,166,114      --           191,518,449    --        --           --
HARTFORD SMALL COMPANY HLS FUND
  2005  Lowest contract charges           82,234     2.502756          205,812    0.25%     --            20.71%
        Highest contract charges           9,099     1.535462           13,971    2.30%     --            18.20%
        Remaining contract
        charges                      170,296,865      --           299,587,847    --        --           --
  2004  Lowest contract charges           82,822     2.073435          171,723    0.25%     --            11.90%
        Highest contract charges           5,895     1.299719            7,662    2.30%     --             9.63%
        Remaining contract
        charges                      199,698,662      --           297,752,409    --        --           --
  2003  Lowest contract charges           63,783     1.852907          118,183    0.25%     --            55.48%
        Highest contract charges         319,561     0.620119          198,166    2.14%     --            52.18%
        Remaining contract
        charges                      201,455,349      --           284,973,790    --        --           --
  2002  Lowest contract charges          105,669     1.191733          125,929    0.25%     --           (30.40)%
        Highest contract charges          95,497     0.407492           38,914    0.86%     --            (6.51)%
        Remaining contract
        charges                      165,803,283      --           163,298,092    --        --           --
  2001  Lowest contract charges          106,162     1.712339          181,784    0.25%     --           (15.13)%
        Highest contract charges          22,451     1.136848           25,523    1.56%     --           (13.05)%
        Remaining contract
        charges                      170,600,145      --           253,439,105    --        --           --

____________________________________ SA-172 ____________________________________

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
HARTFORD SMALLCAP GROWTH HLS FUND
  2005  Lowest contract charges           21,476   $ 1.402296   $       30,116    0.25%       0.42%       10.74%
        Highest contract charges          47,507     1.303997           61,949    2.29%       0.43%        8.50%
        Remaining contract
        charges                      139,002,426      --           185,843,682    --        --           --
  2004  Lowest contract charges           18,820     1.266246           23,829    0.25%     --            15.14%
        Highest contract charges          38,409     1.201867           46,163    2.31%     --            12.81%
        Remaining contract
        charges                      110,081,583      --           134,625,867    --        --           --
  2003  Lowest contract charges            7,736     1.099730            8,507    0.25%     --            49.68%
        Highest contract charges         138,977     1.066415          148,207    2.14%     --            46.52%
        Remaining contract
        charges                       55,937,543      --            60,274,980    --        --           --
  2002  Lowest contract charges           11,419     0.734700            8,389    0.17%     --           (26.53)%
        Highest contract charges          49,345     0.727847           35,915    0.87%     --            (0.11)%
        Remaining contract
        charges                        8,458,510      --             6,168,489    --        --           --
HARTFORD STOCK HLS FUND
  2005  Lowest contract charges          445,941    15.995609        7,133,092    0.15%       1.85%        9.46%
        Highest contract charges          21,051     0.964381           20,301    2.30%       3.10%        7.07%
        Remaining contract
        charges                      579,653,526      --         1,744,918,795    --        --           --
  2004  Lowest contract charges          503,076    14.613751        7,351,749    0.15%       1.08%        4.01%
        Highest contract charges          72,573     0.901119           65,397    2.29%       2.22%        1.80%
        Remaining contract
        charges                      599,725,680      --         1,843,893,605    --        --           --
  2003  Lowest contract charges          556,424    14.049941        7,817,725    0.15%       1.20%       26.28%
        Highest contract charges          14,429     0.885188           12,772    2.17%       1.75%       23.72%
        Remaining contract
        charges                      514,342,711      --         1,895,577,127    --        --           --
  2002  Lowest contract charges          581,847    11.125700        6,473,459    0.15%       0.96%      (24.36)%
        Highest contract charges         183,544     0.614967          112,874    0.87%       4.07%       (4.19)%
        Remaining contract
        charges                      470,230,306      --         1,597,563,336    --        --           --
  2001  Lowest contract charges          641,662    14.708927        9,438,156    0.15%       0.73%      (12.36)%
        Highest contract charges         117,777     0.963541          113,483    1.66%       1.41%      (15.36)%
        Remaining contract
        charges                      533,240,028      --         2,545,129,794    --        --           --
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
  2005  Lowest contract charges            6,875     1.134413            7,799    0.25%       2.85%        1.30%
        Highest contract charges          51,254     1.054831           54,064    2.29%       2.72%       (0.76)%
        Remaining contract
        charges                      251,032,302      --           271,142,875    --        --           --
  2004  Lowest contract charges           24,526     1.119842           27,471    0.26%       4.25%        1.82%
        Highest contract charges          31,362     1.062866           33,333    2.27%       5.66%       (0.25)%
        Remaining contract
        charges                      244,710,700      --           264,721,831    --        --           --
  2003  Lowest contract charges           25,342     1.099864           27,873    0.24%       2.39%        1.89%
        Highest contract charges         787,915     1.062371          837,058    2.14%       1.62%       (0.28)%
        Remaining contract
        charges                      195,476,744      --           210,484,019    --        --           --
  2002  Lowest contract charges              463     1.079447              499    0.17%     --             7.94%
        Highest contract charges         299,880     1.065316          319,467    0.87%     --             3.24%
        Remaining contract
        charges                      170,934,078      --           183,167,830    --        --           --

____________________________________ SA-173 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
HARTFORD VALUE HLS FUND
  2005  Lowest contract charges           81,900   $ 1.187282   $       97,238    0.25%       2.47%        7.86%
        Highest contract charges          12,794     1.076228           13,769    2.26%       3.07%        5.41%
        Remaining contract
        charges                       86,647,314      --            96,833,798    --        --           --
  2004  Lowest contract charges           81,804     1.100729           90,044    0.25%       0.12%       10.43%
        Highest contract charges         469,288     1.021490          479,374    2.22%       0.30%        7.97%
        Remaining contract
        charges                       79,983,354      --            83,985,181    --        --           --
  2003  Lowest contract charges           11,296     0.996768           11,260    0.24%       1.71%       28.28%
        Highest contract charges         470,752     0.946054          445,357    2.13%       1.35%       25.56%
        Remaining contract
        charges                       88,790,909      --            85,769,830    --        --           --
  2002  Lowest contract charges            7,205     0.777002            5,598    0.25%       2.82%      (22.83)%
        Highest contract charges          57,791     0.753475           43,544    0.86%       3.30%       (7.65)%
        Remaining contract
        charges                       36,168,378      --            27,580,754    --        --           --
  2001  Lowest contract charges           14,730     1.003185           14,777    0.52%       0.48%        0.32%
        Highest contract charges          45,565     0.996158           45,390    1.20%       0.47%       (0.38)%
        Remaining contract
        charges                       15,078,206      --            15,074,513    --        --           --
HARTFORD VALUE OPPORTUNITIES HLS FUND
  2005  Lowest contract charges            7,184     1.455279           10,455    0.25%       1.46%        8.05%
        Highest contract charges          37,499     1.353266           50,746    2.29%       1.47%        5.86%
        Remaining contract
        charges                       77,145,548      --           107,153,107    --        --           --
  2004  Lowest contract charges            7,182     1.346821            9,675    0.25%       0.31%       18.58%
        Highest contract charges          31,974     1.278344           40,873    2.29%       0.59%       16.17%
        Remaining contract
        charges                       45,435,620      --            59,158,981    --        --           --
  2003  Lowest contract charges            7,184     1.135807            8,160    0.23%       0.12%       41.52%
        Highest contract charges         106,711     1.096794          117,040    2.14%       0.57%       38.52%
        Remaining contract
        charges                       20,292,853      --            22,576,062    --        --           --
  2002  Lowest contract charges              501     0.802578              402    --        --           (19.74)%
        Highest contract charges          41,554     0.791806           32,903    0.86%     --            (1.89)%
        Remaining contract
        charges                        2,924,581      --             2,328,821    --        --           --
HARTFORD EQUITY INCOME HLS FUND
  2005  Lowest contract charges          127,860     1.213565          155,166    0.80%       1.65%        3.98%
        Highest contract charges          11,411     1.168704           13,336    2.26%       1.69%        2.18%
        Remaining contract
        charges                       44,100,995      --            52,738,119    --        --           --
  2004  Lowest contract charges          120,881     1.167130          141,083    0.79%       2.62%        8.56%
        Highest contract charges          36,238     1.147159           41,571    2.29%       2.20%        6.95%
        Remaining contract
        charges                       21,987,625      --            25,447,060    --        --           --
  2003  Lowest contract charges           85,332     1.074486           91,688    0.17%       0.34%        7.45%
        Highest contract charges           2,562     1.072237            2,748    0.35%       0.22%        7.22%
        Remaining contract
        charges                        1,537,343      --             1,651,214    --        --           --

____________________________________ SA-174 ____________________________________

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
HUNTINGTON VA INCOME EQUITY FUND
  2005  Lowest contract charges        1,480,504   $ 1.245491   $    1,843,954    1.15%       1.66%        1.81%
        Highest contract charges           1,005    13.188877           13,257    2.19%       1.59%        0.74%
        Remaining contract
        charges                       20,556,906      --            26,134,083    --        --           --
  2004  Lowest contract charges        1,246,688     1.223402        1,525,199    1.15%     --            12.36%
        Highest contract charges           1,006    13.091689           13,172    2.19%     --            11.18%
        Remaining contract
        charges                       21,630,843      --            27,010,400    --        --           --
  2003  Lowest contract charges          573,447     1.088842          624,394    0.76%       5.16%       17.39%
        Highest contract charges           5,133     1.178220            6,048    2.13%       3.93%        5.91%
        Remaining contract
        charges                       18,641,735      --            20,135,827    --        --           --
  2002  Lowest contract charges        4,274,668     0.930340        3,976,895    1.25%       2.64%      (11.07)%
        Highest contract charges          23,290     1.016922           23,684    0.55%       2.61%        1.69%
        Remaining contract
        charges                        3,998,056      --             3,596,499    --        --           --
  2001  Lowest contract charges        1,770,698     1.046199        1,852,502    1.23%       1.87%        1.07%
        Highest contract charges         185,578     1.040890          193,166    1.42%       0.98%        0.02%
        Remaining contract
        charges                        1,210,443      --             1,262,927    --        --           --
HUNTINGTON VA DIVIDEND CAPTURE FUND
  2005  Lowest contract charges        1,528,011     1.392884        2,128,342    1.15%       3.04%        2.40%
        Highest contract charges           2,064    13.667079           28,213    2.19%       2.85%        1.34%
        Remaining contract
        charges                       19,317,244      --            28,571,360    --        --           --
  2004  Lowest contract charges        1,250,807     1.360181        1,701,323    1.15%       0.05%       12.45%
        Highest contract charges           1,684    13.486371           22,712    2.20%       0.04%       11.28%
        Remaining contract
        charges                       17,908,162      --            25,498,531    --        --           --
  2003  Lowest contract charges          548,392     1.209553          663,310    0.76%       8.11%       17.32%
        Highest contract charges           1,673     1.212721            2,029    2.12%       6.24%       18.78%
        Remaining contract
        charges                       13,295,923      --            15,975,092    --        --           --
  2002  Lowest contract charges        1,642,701     1.008527        1,656,708    1.24%       3.93%       (1.29)%
        Highest contract charges          26,080     1.021417           26,638    0.55%       3.15%        2.14%
        Remaining contract
        charges                        1,533,243      --             1,540,066    --        --           --
  2001  Lowest contract charges           11,375     1.021713           11,622    0.21%       1.09%        2.17%
        Highest contract charges           2,171     1.021288            2,217    0.24%     --             2.13%
        Remaining contract
        charges                               53      --                    54    --        --           --
HUNTINGTON VA GROWTH FUND
  2005  Lowest contract charges        1,402,830     0.854848        1,199,206    1.15%       0.48%       (0.43)%
        Highest contract charges             368    11.843525            4,364    2.19%       0.48%       (1.47)%
        Remaining contract
        charges                       15,571,934      --            14,196,114    --        --           --
  2004  Lowest contract charges        1,238,894     0.858574        1,063,682    1.14%       0.01%        4.47%
        Highest contract charges             222    12.020640            2,672    1.88%     --             3.37%
        Remaining contract
        charges                       15,962,090      --            14,599,866    --        --           --
  2003  Lowest contract charges          479,723     0.821875          394,272    0.76%       0.52%       14.12%
        Highest contract charges           3,407     1.163564            3,965    2.13%       0.41%       13.48%
        Remaining contract
        charges                       13,714,704      --            11,224,247    --        --           --
  2002  Lowest contract charges        2,576,023     0.717265        1,847,691    1.24%       0.09%      (21.55)%
        Highest contract charges          18,197     1.025764           18,666    0.52%       0.09%        2.58%
        Remaining contract
        charges                        2,334,102      --             1,667,647    --        --           --
  2001  Lowest contract charges          154,127     0.914312          140,921    0.78%     --            (8.57)%
        Highest contract charges          16,671     0.912175           15,207    1.02%     --            (8.78)%
        Remaining contract
        charges                          102,735      --                93,810    --        --           --

____________________________________ SA-175 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
HUNTINGTON VA MID CORP AMERICA FUND
  2005  Lowest contract charges          944,019   $ 1.575703   $    1,487,493    1.14%       0.11%       11.39%
        Highest contract charges           1,319    16.187755           21,356    2.19%       0.10%       10.22%
        Remaining contract
        charges                        9,811,733      --            16,639,604    --        --           --
  2004  Lowest contract charges          716,058     1.414637        1,012,962    1.14%       0.02%       15.58%
        Highest contract charges           1,096    14.686427           16,095    2.21%       0.01%       14.37%
        Remaining contract
        charges                        9,475,108      --            14,079,202    --        --           --
  2003  Lowest contract charges          343,817     1.223973          420,823    0.75%       0.33%       27.85%
        Highest contract charges          20,062     1.286970           25,819    1.36%       0.21%       27.08%
        Remaining contract
        charges                        7,678,163      --             9,341,575    --        --           --
  2002  Lowest contract charges        1,472,187     0.955426        1,406,566    1.24%     --           (14.09)%
        Highest contract charges           8,589     1.013172            8,702    0.52%     --             1.32%
        Remaining contract
        charges                        1,626,175      --             1,548,476    --        --           --
  2001  Lowest contract charges            8,340     1.112070            9,275    0.17%     --            11.21%
        Highest contract charges          49,464     1.111600           54,984    0.23%     --            11.16%
        Remaining contract
        charges                         --            --              --          --        --           --
HUNTINGTON VA NEW ECONOMY FUND
  2005  Lowest contract charges          460,164     1.583729          728,775    1.14%     --            11.95%
        Highest contract charges             576    16.530340            9,522    2.19%     --            10.78%
        Remaining contract
        charges                        3,241,472      --             5,442,900    --        --           --
  2004  Lowest contract charges          387,062     1.414741          547,594    1.15%     --            17.40%
        Highest contract charges             471    14.922274            7,030    2.19%     --            16.17%
        Remaining contract
        charges                        2,667,652      --             3,947,994    --        --           --
  2003  Lowest contract charges          169,665     1.205103          204,463    0.75%     --            24.59%
        Highest contract charges           2,565     1.287366            3,301    1.36%     --            23.84%
        Remaining contract
        charges                        1,973,484      --             2,361,727    --        --           --
  2002  Lowest contract charges          268,124     0.926873          248,517    1.24%     --           (14.74)%
        Highest contract charges          45,832     0.921587           42,238    0.82%     --            (4.18)%
        Remaining contract
        charges                          362,569      --               334,895    --        --           --
  2001  Lowest contract charges            7,869     1.087139            8,555    0.22%     --             8.71%
        Highest contract charges        --            --              --          --        --           --
        Remaining contract
        charges                         --            --              --          --        --           --
HUNTINGTON VA ROTATING MARKETS FUND
  2005  Lowest contract charges          208,756     1.284505          268,148    1.15%       0.66%        8.41%
        Highest contract charges             390    14.727656            5,742    2.19%       0.54%        7.28%
        Remaining contract
        charges                        3,502,458      --             4,668,262    --        --           --
  2004  Lowest contract charges          200,497     1.184861          237,561    1.14%       0.46%       10.36%
        Highest contract charges             269    13.728544            3,698    2.13%     --             9.20%
        Remaining contract
        charges                        3,663,237      --             4,504,816    --        --           --
  2003  Lowest contract charges          108,665     1.073672          116,671    0.76%     --            22.02%
        Highest contract charges           2,626     1.259938            3,308    1.37%     --            21.29%
        Remaining contract
        charges                        3,390,575      --             3,614,945    --        --           --
  2002  Lowest contract charges          471,048     0.873678          411,544    1.23%     --           (16.17)%
        Highest contract charges          49,815     0.868697           43,274    0.82%     --            (3.00)%
        Remaining contract
        charges                          326,529      --               284,293    --        --           --

____________________________________ SA-176 ____________________________________

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
HUNTINGTON VA INTERNATIONAL EQUITY FUND
  2005  Lowest contract charges           34,319   $ 1.283054   $       44,033    1.13%       2.38%       15.30%
        Highest contract charges           8,493     1.265836           10,750    2.02%       1.29%       14.79%
        Remaining contract
        charges                          117,236      --               149,865    --        --           --
HUNTINGTON VA MACRO 100 FUND
  2005  Lowest contract charges          388,124     1.095413          425,156    1.14%       0.22%        3.94%
        Highest contract charges          24,746     1.080705           26,743    2.01%       0.25%        3.01%
        Remaining contract
        charges                        2,525,316      --             2,748,214    --        --           --
  2004  Lowest contract charges          110,296     1.053890          116,240    0.56%     --             5.39%
        Highest contract charges         155,815     1.049655          163,552    0.95%     --             4.97%
        Remaining contract
        charges                          664,528      --               698,897    --        --           --
HUNTINGTON VA MORTGAGE SECURITIES FUND
  2005  Lowest contract charges            9,307     1.044465            9,720    1.13%     --            (0.17)%
        Highest contract charges          12,002     1.034325           12,414    1.76%     --            (0.49)%
        Remaining contract
        charges                          252,220      --               262,241    --        --           --
HUNTINGTON VA SITUS SMALL CAP FUND
  2005  Lowest contract charges          205,615     1.307997          268,943    1.14%       0.01%       15.84%
        Highest contract charges           2,514     1.287526            3,237    2.19%       0.01%       14.63%
        Remaining contract
        charges                        2,025,846      --             2,629,397    --        --           --
  2004  Lowest contract charges           52,699     1.129135           59,505    0.53%     --            12.91%
        Highest contract charges           1,732     1.123192            1,945    0.97%     --            12.32%
        Remaining contract
        charges                          544,842      --               613,494    --        --           --
MERCURY GLOBAL GROWTH V.I. FUND
  2005  Lowest contract charges           66,577     0.970165           64,591    1.25%       1.25%       13.64%
        Highest contract charges          20,364     1.210922           24,659    1.80%       1.19%       13.02%
        Remaining contract
        charges                           50,546      --                48,291    --        --           --
  2004  Lowest contract charges           66,601     0.853719           56,860    1.25%       1.50%       13.79%
        Highest contract charges          22,397     1.071461           23,997    1.80%       1.62%       13.17%
        Remaining contract
        charges                           22,034      --                18,663    --        --           --
  2003  Lowest contract charges           76,083     0.750243           57,081    1.25%       1.10%       31.90%
        Highest contract charges          23,755     0.946792           22,491    1.79%       1.19%       31.18%
        Remaining contract
        charges                           23,759      --                17,720    --        --           --
  2002  Lowest contract charges           71,653     0.568797           40,756    1.25%       0.12%      (28.64)%
        Highest contract charges           7,735     0.721758            5,583    1.45%       0.96%      (27.82)%
        Remaining contract
        charges                           25,865      --                14,655    --        --           --
  2001  Lowest contract charges           71,674     0.797023           57,126    1.24%       0.80%      (23.99)%
        Highest contract charges        --            --              --          --        --           --
        Remaining contract
        charges                         --            --              --          --        --           --

____________________________________ SA-177 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
MERCURY LARGE CAP GROWTH V.I. FUND
  2005  Lowest contract charges           79,904   $ 0.957033   $       76,470    1.25%       0.19%        9.27%
        Highest contract charges           6,312     1.145764            7,233    1.79%       0.19%        8.67%
        Remaining contract
        charges                           85,515      --                80,369    --        --           --
  2004  Lowest contract charges           83,186     0.875864           72,860    1.25%       0.24%        5.89%
        Highest contract charges           6,312     1.054364            6,656    1.80%       0.24%        5.31%
        Remaining contract
        charges                           34,138      --                29,497    --        --           --
  2003  Lowest contract charges           84,413     0.827154           69,823    1.25%       0.63%       33.08%
        Highest contract charges           3,355     1.001220            3,359    1.78%       0.68%       32.35%
        Remaining contract
        charges                           25,088      --                20,501    --        --           --
  2002  Lowest contract charges           95,405     0.621568           59,300    1.25%     --           (24.35)%
        Highest contract charges        --            --              --          --        --           --
        Remaining contract
        charges                         --            --              --          --        --           --
  2001  Lowest contract charges           75,084     0.821590           61,689    1.23%       0.02%      (10.45)%
        Highest contract charges        --            --              --          --        --           --
        Remaining contract
        charges                         --            --              --          --        --           --
MTB LARGE CAP GROWTH FUND II
  2005  Lowest contract charges           29,908     1.014895           30,353    1.16%       0.30%        0.85%
        Highest contract charges         109,065     1.000907          109,164    1.93%       0.45%        0.05%
        Remaining contract
        charges                          517,880      --               521,697    --        --           --
  2004  Lowest contract charges           21,215     1.006353           21,350    0.84%       1.03%        0.64%
        Highest contract charges           4,107     1.000450            4,109    1.40%       3.43%        0.05%
        Remaining contract
        charges                           82,826      --                83,047    --        --           --
MTB LARGE CAP VALUE FUND II
  2005  Lowest contract charges           14,453     1.144063           16,535    1.16%       0.69%        9.03%
        Highest contract charges          24,562     1.128300           27,714    1.93%       0.94%        8.16%
        Remaining contract
        charges                          618,579      --               702,248    --        --           --
  2004  Lowest contract charges              191     1.049337              199    --        --             4.93%
        Highest contract charges         177,257     1.045490          185,320    1.17%       2.00%        4.55%
        Remaining contract
        charges                           43,319      --                45,433    --        --           --
MTB MANAGED ALLOCATION FUND -- MODERATE GROWTH FUND II
  2005  Lowest contract charges        1,298,521     1.052312        1,366,449    1.15%       1.52%        2.81%
        Highest contract charges          76,088     1.037808           78,965    1.94%       1.74%        1.99%
        Remaining contract
        charges                        2,538,700      --             2,649,162    --        --           --
  2004  Lowest contract charges        1,031,384     1.023580        1,055,705    0.84%       3.08%        2.36%
        Highest contract charges          39,504     1.017587           40,199    1.39%       3.42%        1.76%
        Remaining contract
        charges                        1,656,032      --             1,688,882    --        --           --
MTB MANAGED ALLOCATION FUND -- AGGRESSIVE GROWTH II
  2005  Lowest contract charges              841    10.586504            8,900    1.10%       2.00%       10.11%
        Highest contract charges        --            --              --          --        --           --
        Remaining contract
        charges                         --            --              --          --        --           --

____________________________________ SA-178 ____________________________________

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
NATIONS MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
  2005  Lowest contract charges       11,092,071   $ 1.813963   $   20,120,607    1.25%       0.09%       18.04%
        Highest contract charges         151,060     1.745856          263,729    2.14%       0.10%       16.98%
        Remaining contract
        charges                       11,407,243      --            19,644,691    --        --           --
  2004  Lowest contract charges       10,461,287     1.536735       16,076,228    1.25%       0.35%       15.15%
        Highest contract charges         154,060     1.492389          229,917    2.13%       0.48%       14.12%
        Remaining contract
        charges                       10,346,438      --            15,250,363    --        --           --
  2003  Lowest contract charges        8,504,136     1.334586       11,349,500    1.25%       0.02%       38.51%
        Highest contract charges         109,063     1.307781          142,630    2.07%       0.02%       37.34%
        Remaining contract
        charges                        7,051,774      --             9,293,920    --        --           --
  2002  Lowest contract charges        8,358,867     0.963535        8,054,060    1.25%       0.03%       (8.50)%
        Highest contract charges           5,775     0.952230            5,500    0.85%       0.08%       (4.50)%
        Remaining contract
        charges                        2,106,219      --             2,016,031    --        --           --
  2001  Lowest contract charges        8,920,521     1.053018        9,393,469    1.24%       0.20%      (15.05)%
        Highest contract charges          21,644     1.046895           22,659    1.42%       0.51%      (16.88)%
        Remaining contract
        charges                        1,038,474      --             1,089,339    --        --           --
NATIONS HIGH YIELD BOND PORTFOLIO
  2005  Lowest contract charges        6,627,700     1.460773        9,681,565    1.25%       0.16%        0.89%
        Highest contract charges         128,866     1.408360          181,490    2.14%       0.17%       (0.02)%
        Remaining contract
        charges                       10,610,625      --            15,188,727    --        --           --
  2004  Lowest contract charges        7,714,114     1.447951       11,169,659    1.25%       6.28%       10.02%
        Highest contract charges         109,351     1.408612          154,033    2.12%      13.05%        9.04%
        Remaining contract
        charges                       11,239,788      --            16,022,570    --        --           --
  2003  Lowest contract charges        8,121,603     1.316064       10,688,550    1.25%       7.57%       29.57%
        Highest contract charges         359,872     1.291886          464,913    2.09%       9.03%       28.48%
        Remaining contract
        charges                        9,390,353      --            12,219,478    --        --           --
  2002  Lowest contract charges        5,655,291     1.015683        5,743,982    1.25%       7.95%        0.91%
        Highest contract charges         191,221     1.005518          192,277    0.86%      15.44%        6.45%
        Remaining contract
        charges                        2,703,381      --             2,730,915    --        --           --
  2001  Lowest contract charges        3,293,597     1.006483        3,314,949    1.21%      17.00%        6.98%
        Highest contract charges         191,390     1.002376          191,845    1.40%      26.93%        0.46%
        Remaining contract
        charges                          740,436      --               743,720    --        --           --
NATIONS MARSICO FOCUSED EQUITIES PORTFOLIO
  2005  Lowest contract charges       41,461,270     1.712986       71,022,575    1.25%     --             8.94%
        Highest contract charges          51,313     1.648583           84,593    2.14%     --             7.96%
        Remaining contract
        charges                       15,506,212      --            25,362,167    --        --           --
  2004  Lowest contract charges       50,595,437     1.572431       79,557,836    1.25%     --             9.96%
        Highest contract charges          58,155     1.526997           88,802    2.12%     --             8.98%
        Remaining contract
        charges                       16,621,526      --            25,221,819    --        --           --
  2003  Lowest contract charges       58,335,484     1.429978       83,418,459    1.25%     --            31.45%
        Highest contract charges         175,532     1.401208          245,957    2.08%     --            30.34%
        Remaining contract
        charges                       14,828,271      --            20,977,145    --        --           --
  2002  Lowest contract charges       66,842,614     1.087867       72,715,874    1.25%     --           (16.12)%
        Highest contract charges          71,577     1.075071           76,951    0.87%     --            (6.54)%
        Remaining contract
        charges                        8,788,877      --             9,504,141    --        --           --
  2001  Lowest contract charges       79,924,077     1.296921      103,655,214    1.24%     --           (18.80)%
        Highest contract charges         196,445     1.289352          253,286    1.42%     --           (18.13)%
        Remaining contract
        charges                        7,423,111      --             9,591,616    --        --           --

____________________________________ SA-179 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
NATIONS ASSET ALLOCATION PORTFOLIO
  2005  Lowest contract charges        5,306,107   $ 1.080659   $    5,734,092    1.25%       0.01%        3.16%
        Highest contract charges          30,545     1.040043           31,768    2.15%       0.02%        2.24%
        Remaining contract
        charges                        2,847,419      --             3,020,369    --        --           --
  2004  Lowest contract charges        6,388,558     1.047513        6,692,097    1.25%       1.36%        6.87%
        Highest contract charges          31,721     1.017258           32,268    2.12%       2.62%        5.91%
        Remaining contract
        charges                        2,821,016      --             2,912,045    --        --           --
  2003  Lowest contract charges        6,460,430     0.980209        6,332,572    1.25%       1.22%       17.61%
        Highest contract charges          83,124     0.960506           79,842    2.10%       1.18%       16.62%
        Remaining contract
        charges                        2,525,579      --             2,450,353    --        --           --
  2002  Lowest contract charges        6,453,248     0.833420        5,378,266    1.25%       1.32%      (14.62)%
        Highest contract charges          89,135     0.823636           73,415    0.87%       2.10%       (2.21)%
        Remaining contract
        charges                        1,718,341      --             1,426,263    --        --           --
  2001  Lowest contract charges        7,784,144     0.976097        7,598,080    1.23%       1.99%       (5.90)%
        Highest contract charges         126,721     0.970419          122,973    1.42%       4.42%       (5.83)%
        Remaining contract
        charges                          969,576      --               942,996    --        --           --
NATIONS MARSICO GROWTH PORTFOLIO
  2005  Lowest contract charges       27,443,099     1.627175       44,654,724    1.25%     --             6.11%
        Highest contract charges         189,778     1.566045          297,201    2.14%     --             5.16%
        Remaining contract
        charges                       12,512,407      --            19,128,500    --        --           --
  2004  Lowest contract charges       32,164,232     1.533440       49,321,942    1.25%     --            11.63%
        Highest contract charges         163,863     1.489163          244,018    2.11%     --            10.63%
        Remaining contract
        charges                       13,176,782      --            19,325,823    --        --           --
  2003  Lowest contract charges       32,635,353     1.373672       44,830,270    1.25%     --            28.96%
        Highest contract charges         565,814     1.346056          761,618    2.10%     --            27.87%
        Remaining contract
        charges                        7,822,244      --            10,642,460    --        --           --
  2002  Lowest contract charges       38,541,885     1.065159       41,053,236    1.25%     --           (17.18)%
        Highest contract charges         480,740     1.052639          506,046    0.86%     --            (5.57)%
        Remaining contract
        charges                        6,284,705      --             6,655,249    --        --           --
  2001  Lowest contract charges       47,653,604     1.286057       61,285,251    1.24%     --           (18.66)%
        Highest contract charges         287,311     1.278560          367,344    1.42%     --           (18.04)%
        Remaining contract
        charges                        6,362,938      --             8,152,198    --        --           --
NATIONS MARSICO 21ST CENTURY PORTFOLIO
  2005  Lowest contract charges        6,842,801     1.028081        7,034,954    1.25%     --             6.54%
        Highest contract charges          37,849     0.989469           37,451    2.14%     --             5.59%
        Remaining contract
        charges                        4,051,633      --             4,220,907    --        --           --
  2004  Lowest contract charges        5,872,014     0.964932        5,666,092    1.25%     --            20.84%
        Highest contract charges          39,307     0.937074           36,833    2.12%     --            19.75%
        Remaining contract
        charges                        3,678,407      --             3,550,749    --        --           --
  2003  Lowest contract charges        5,305,467     0.798552        4,236,692    1.25%     --            47.02%
        Highest contract charges           4,721     0.784220            3,703    1.25%     --            35.27%
        Remaining contract
        charges                        2,237,107      --             1,765,615    --        --           --
  2002  Lowest contract charges        5,198,074     0.543175        2,823,464    1.25%     --            (9.34)%
        Highest contract charges         212,307     0.537597          114,136    1.13%     --           (12.64)%
        Remaining contract
        charges                          782,257      --               422,431    --        --           --
  2001  Lowest contract charges        5,899,594     0.599135        3,534,653    1.24%     --           (27.48)%
        Highest contract charges         118,416     0.595655           70,535    1.41%     --           (31.60)%
        Remaining contract
        charges                          664,811      --               397,047    --        --           --

____________________________________ SA-180 ____________________________________

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
NATIONS MARSICO MIDCAP GROWTH PORTFOLIO
  2005  Lowest contract charges        7,109,912   $ 0.803716   $    5,714,350    1.25%     --             3.88%
        Highest contract charges         531,524     0.776216          412,578    2.14%     --             2.95%
        Remaining contract
        charges                       20,044,488      --            15,792,236    --        --           --
  2004  Lowest contract charges        6,676,008     0.773671        5,165,035    1.25%     --            12.67%
        Highest contract charges         482,386     0.753950          363,695    2.13%     --            11.66%
        Remaining contract
        charges                       19,449,486      --            14,813,901    --        --           --
  2003  Lowest contract charges        5,933,293     0.686687        4,074,315    1.25%     --            25.89%
        Highest contract charges         322,767     0.675221          217,939    2.08%     --            24.82%
        Remaining contract
        charges                       14,590,588      --             9,912,463    --        --           --
  2002  Lowest contract charges        4,235,328     0.545474        2,310,261    1.25%     --           (34.83)%
        Highest contract charges          73,245     0.540956           39,623    0.85%     --            (2.63)%
        Remaining contract
        charges                        3,362,595      --             1,824,526    --        --           --
  2001  Lowest contract charges        1,404,499     0.836958        1,175,507    0.79%     --           (16.30)%
        Highest contract charges         162,449     0.835003          135,646    1.01%     --           (16.50)%
        Remaining contract
        charges                          347,543      --               290,522    --        --           --
NATIONS SMALL COMPANY PORTFOLIO
  2005  Lowest contract charges        5,210,434     1.150236        5,993,228    1.25%     --             4.80%
        Highest contract charges         205,027     1.106971          226,959    2.14%     --             3.86%
        Remaining contract
        charges                        9,419,904      --            10,562,297    --        --           --
  2004  Lowest contract charges        5,195,570     1.097579        5,702,551    1.25%     --             8.79%
        Highest contract charges         189,774     1.065842          202,269    2.13%     --             7.81%
        Remaining contract
        charges                        9,158,516      --             9,850,655    --        --           --
  2003  Lowest contract charges        5,854,620     1.008916        5,906,820    1.25%     --            33.29%
        Highest contract charges         191,757     0.988604          189,572    2.08%     --            32.16%
        Remaining contract
        charges                        7,467,562      --             7,436,325    --        --           --
  2002  Lowest contract charges        5,942,119     0.756932        4,497,780    1.25%     --           (27.28)%
        Highest contract charges          55,241     0.748024           41,321    0.87%     --            (7.02)%
        Remaining contract
        charges                        2,590,490      --             1,946,550    --        --           --
  2001  Lowest contract charges        4,776,613     1.040918        4,972,062    1.23%     --             2.64%
        Highest contract charges         135,437     1.034849          140,157    1.41%     --            (1.87)%
        Remaining contract
        charges                          714,372      --               741,256    --        --           --
NATIONS VALUE PORTFOLIO
  2005  Lowest contract charges       10,274,583     1.235396       12,693,179    1.25%     --             7.97%
        Highest contract charges         326,922     1.188988          388,706    2.14%     --             7.01%
        Remaining contract
        charges                       15,627,027      --            18,763,038    --        --           --
  2004  Lowest contract charges       11,122,608     1.144176       12,726,223    1.25%       1.23%       11.77%
        Highest contract charges         347,760     1.111137          386,409    2.13%       1.81%       10.77%
        Remaining contract
        charges                       15,519,125      --            17,342,453    --        --           --
  2003  Lowest contract charges       11,044,863     1.023674       11,306,339    1.25%       1.11%       28.56%
        Highest contract charges         127,882     1.003100          128,278    2.09%       1.38%       27.47%
        Remaining contract
        charges                       11,630,575      --            11,752,543    --        --           --
  2002  Lowest contract charges       11,685,766     0.796267        9,304,990    1.25%       0.93%      (21.72)%
        Highest contract charges          50,581     0.786909           39,803    0.84%       5.60%       (6.49)%
        Remaining contract
        charges                        3,378,057      --             2,669,749    --        --           --
  2001  Lowest contract charges       10,372,971     1.017163       10,551,002    1.23%       0.84%       (8.36)%
        Highest contract charges         193,527     1.011247          195,704    1.40%       2.48%       (7.33)%
        Remaining contract
        charges                          929,638      --               942,461    --        --           --

____________________________________ SA-181 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
PIONEER FUND VCT PORTFOLIO
  2005  Lowest contract charges          867,095   $ 1.020694   $      885,039    1.13%       1.96%        2.57%
        Highest contract charges             850     1.017740              866    2.24%       2.02%        2.39%
        Remaining contract
        charges                       49,721,749      --            50,696,969    --        --           --
PIONEER OAK RIDGE LARGE CAP GROWTH PORTFOLIO
  2005  Lowest contract charges          236,318     1.039627          245,683    1.13%     --             2.04%
        Highest contract charges          77,602     1.036880           80,464    2.17%     --             1.87%
        Remaining contract
        charges                       14,003,773      --            14,538,635    --        --           --
PIONEER VALUE VCT PORTFOLIO
  2005  Lowest contract charges          558,203     1.000697          558,592    1.13%     --             2.32%
        Highest contract charges             522     0.997805              521    2.19%     --             2.14%
        Remaining contract
        charges                       55,219,425      --            55,215,838    --        --           --
JENNISON 20/20 FOCUS PORTFOLIO
  2005  Lowest contract charges          243,079     1.270271          308,776    1.24%     --            19.76%
        Highest contract charges          32,923     1.262122           41,553    1.79%     --            19.10%
        Remaining contract
        charges                          234,997      --               295,362    --        --           --
  2004  Lowest contract charges          231,891     1.060721          245,970    1.25%     --            13.95%
        Highest contract charges          20,395     1.054617           21,509    2.00%     --            13.09%
        Remaining contract
        charges                          192,282      --               202,043    --        --           --
  2003  Lowest contract charges          228,032     0.930907          212,276    1.25%     --            27.20%
        Highest contract charges          20,395     0.932510           19,018    1.99%     --            26.25%
        Remaining contract
        charges                          222,421      --               206,058    --        --           --
  2002  Lowest contract charges          280,630     0.731854          205,380    1.25%     --           (23.54)%
        Highest contract charges          32,938     0.739250           24,349    1.80%     --           (23.96)%
        Remaining contract
        charges                          141,517      --               102,982    --        --           --
  2001  Lowest contract charges          302,741     0.957174          289,775    1.22%       0.29%       (2.53)%
        Highest contract charges           6,130     0.972196            5,959    1.45%       0.26%       (2.78)%
        Remaining contract
        charges                           46,862      --                44,726    --        --           --
JENNISON PORTFOLIO
  2005  Lowest contract charges          768,335     0.665435          511,277    1.25%     --            12.61%
        Highest contract charges          87,225     0.924280           80,621    1.79%     --            11.99%
        Remaining contract
        charges                        1,063,249      --               779,362    --        --           --
  2004  Lowest contract charges          749,187     0.590932          442,718    1.25%       0.04%        7.86%
        Highest contract charges          87,232     0.825314           71,994    1.81%       0.04%        7.27%
        Remaining contract
        charges                        1,306,639      --               840,245    --        --           --
  2003  Lowest contract charges          832,074     0.547864          455,864    1.25%     --            28.00%
        Highest contract charges         125,910     0.769383           96,873    1.77%     --            27.30%
        Remaining contract
        charges                        1,352,440      --               807,853    --        --           --
  2002  Lowest contract charges        1,048,754     0.428025          448,893    1.25%     --           (32.02)%
        Highest contract charges           3,099     0.603510            1,870    0.85%     --            (7.59)%
        Remaining contract
        charges                        2,098,574      --               959,377    --        --           --
  2001  Lowest contract charges        1,079,652     0.629642          679,794    1.23%     --           (19.62)%
        Highest contract charges          29,135     0.894012           26,047    1.47%     --           (10.60)%
        Remaining contract
        charges                        2,395,472      --             1,587,702    --        --           --

____________________________________ SA-182 ____________________________________

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
PRUDENTIAL VALUE PORTFOLIO
  2005  Lowest contract charges          156,586   $ 1.196600   $      187,371    1.25%       0.90%       14.77%
        Highest contract charges         125,888     1.166272          146,820    1.79%       0.87%       14.14%
        Remaining contract
        charges                          502,067      --               592,861    --        --           --
  2004  Lowest contract charges          158,426     1.042586          165,174    1.25%       0.99%       14.40%
        Highest contract charges         125,888     1.021765          128,628    1.80%       0.96%       13.77%
        Remaining contract
        charges                          315,023      --               325,076    --        --           --
  2003  Lowest contract charges          152,072     0.911395          138,598    1.25%       1.10%       26.05%
        Highest contract charges         125,895     0.898114          113,068    1.80%       1.09%       25.36%
        Remaining contract
        charges                          308,883      --               279,433    --        --           --
  2002  Lowest contract charges          168,703     0.723053          121,981    1.25%       1.24%      (23.32)%
        Highest contract charges         125,904     0.716442           90,203    1.82%       3.30%      (23.74)%
        Remaining contract
        charges                          179,344      --               129,167    --        --           --
  2001  Lowest contract charges          120,039     0.942896          113,184    0.80%       0.87%       (5.71)%
        Highest contract charges          10,763     0.939426           10,111    1.18%       0.70%       (6.06)%
        Remaining contract
        charges                           42,019      --                39,567    --        --           --
SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
  2005  Lowest contract charges           50,957     1.016050           51,775    1.24%       0.16%       14.36%
        Highest contract charges          77,536     0.990304           76,784    1.79%       0.22%       13.73%
        Remaining contract
        charges                           40,491      --                40,688    --        --           --
  2004  Lowest contract charges           49,538     0.888489           44,014    1.25%     --            14.68%
        Highest contract charges          81,820     0.870740           71,244    1.81%     --            14.05%
        Remaining contract
        charges                           39,209      --                34,534    --        --           --
  2003  Lowest contract charges           36,539     0.774740           28,309    1.25%     --            37.42%
        Highest contract charges         145,120     0.763449          110,791    1.74%     --            36.66%
        Remaining contract
        charges                           39,253      --                30,219    --        --           --
  2002  Lowest contract charges           47,052     0.563789           26,527    1.25%     --           (23.80)%
        Highest contract charges           8,044     0.560504            4,509    1.60%     --           (24.06)%
        Remaining contract
        charges                           29,304      --                16,466    --        --           --
  2001  Lowest contract charges           34,505     0.739837           25,528    0.81%       0.09%      (26.02)%
        Highest contract charges           1,488     0.738105            1,098    0.53%     --           (26.19)%
        Remaining contract
        charges                           22,663      --                16,745    --        --           --
SMITH BARNEY GOVERNMENT PORTFOLIO
  2005  Lowest contract charges            6,890     2.939165           20,251    1.00%       2.66%        1.69%
        Highest contract charges        --            --              --          --        --           --
        Remaining contract
        charges                         --            --              --          --        --           --
  2004  Lowest contract charges            7,479     2.890415           21,615    1.00%       0.84%       (0.16)%
        Highest contract charges        --            --              --          --        --           --
        Remaining contract
        charges                         --            --              --          --        --           --
  2003  Lowest contract charges            8,092     2.894994           23,427    1.00%       0.63%       (0.38)%
        Highest contract charges        --            --              --          --        --           --
        Remaining contract
        charges                         --            --              --          --        --           --
  2002  Lowest contract charges            8,722     2.905942           25,345    1.00%       1.22%        0.21%
        Highest contract charges        --            --              --          --        --           --
        Remaining contract
        charges                         --            --              --          --        --           --
  2001  Lowest contract charges            9,411     2.899870           27,290    0.99%       3.57%        2.65%
        Highest contract charges        --            --              --          --        --           --
        Remaining contract
        charges                         --            --              --          --        --           --

____________________________________ SA-183 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
SMITH BARNEY APPRECIATION FUND
  2005  Lowest contract charges           11,314   $13.609993   $      153,987    1.00%       0.50%        3.11%
        Highest contract charges        --            --              --          --        --           --
        Remaining contract
        charges                         --            --              --          --        --           --
  2004  Lowest contract charges           11,471    13.199325          151,403    1.00%       0.97%        7.84%
        Highest contract charges        --            --              --          --        --           --
        Remaining contract
        charges                         --            --              --          --        --           --
  2003  Lowest contract charges           11,629    12.239804          142,336    1.00%       0.67%       23.47%
        Highest contract charges        --            --              --          --        --           --
        Remaining contract
        charges                         --            --              --          --        --           --
  2002  Lowest contract charges           16,733     9.913540          165,880    1.00%       0.05%      (17.81)%
        Highest contract charges        --            --              --          --        --           --
        Remaining contract
        charges                         --            --              --          --        --           --
  2001  Lowest contract charges           16,961    12.061314          204,574    0.99%       0.54%       (4.38)%
        Highest contract charges        --            --              --          --        --           --
        Remaining contract
        charges                         --            --              --          --        --           --
SMITH BARNEY CASH PORTFOLIO
  2005  Lowest contract charges            3,842     3.282092           12,611    0.99%       2.74%        1.76%
        Highest contract charges          69,527     3.396228          236,130    1.00%       2.73%        1.76%
        Remaining contract
        charges                         --            --              --          --        --           --
  2004  Lowest contract charges            3,850     3.225372           12,418    1.00%       0.89%       (0.10)%
        Highest contract charges          71,058     3.337540          237,160    1.00%       0.90%       (0.11)%
        Remaining contract
        charges                         --            --              --          --        --           --
  2003  Lowest contract charges            3,858     3.228745           12,456    1.00%       0.67%       (0.33)%
        Highest contract charges          71,118     3.341043          237,609    1.00%       0.67%       (0.33)%
        Remaining contract
        charges                         --            --              --          --        --           --
  2002  Lowest contract charges            3,866     3.239394           12,522    1.00%       1.29%        0.27%
        Highest contract charges          71,185     3.352080          238,619    1.00%       1.28%        0.27%
        Remaining contract
        charges                         --            --              --          --        --           --
  2001  Lowest contract charges            7,159     3.230608           23,129    0.99%       3.91%        2.76%
        Highest contract charges          93,253     3.342992          311,745    0.99%       3.76%        2.76%
        Remaining contract
        charges                         --            --              --          --        --           --
UBS SERIES TRUST -- U.S. ALLOCATION PORTFOLIO
  2005  Lowest contract charges           90,063     1.136717          102,377    1.19%       0.98%        5.38%
        Highest contract charges          25,383     1.089314           27,650    1.99%       1.09%        4.49%
        Remaining contract
        charges                       16,596,944      --            18,341,483    --        --           --
  2004  Lowest contract charges          598,098     1.078686          645,161    1.11%       0.66%        9.12%
        Highest contract charges          20,741     1.042518           21,623    1.99%     --             8.19%
        Remaining contract
        charges                       19,406,538      --            20,357,986    --        --           --
  2003  Lowest contract charges       17,536,961     0.987912       17,324,975    1.25%       0.85%       25.79%
        Highest contract charges          59,675     0.965609           57,623    1.85%       0.83%       25.04%
        Remaining contract
        charges                        4,420,190      --             3,846,716    --        --           --
  2002  Lowest contract charges       20,379,896     0.785367       16,005,698    1.26%       0.59%      (23.91)%
        Highest contract charges          59,675     0.772258           46,085    1.85%       0.55%      (24.37)%
        Remaining contract
        charges                        5,088,578      --             3,533,173    --        --           --
  2001  Lowest contract charges       28,265,803     1.032191       29,175,708    1.24%       2.03%      (13.64)%
        Highest contract charges          59,675     1.021080           60,933    1.63%     --           (16.87)%
        Remaining contract
        charges                        5,430,405      --             5,017,317    --        --           --

____________________________________ SA-184 ____________________________________

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
VICTORY VARIABLE DIVERSIFIED STOCK FUND
  2005  Lowest contract charges          129,932   $10.834776   $    1,407,789    1.25%       0.08%        7.40%
        Highest contract charges           5,975    10.595566           63,306    1.74%       0.08%        6.86%
        Remaining contract
        charges                           75,572      --               808,031    --        --           --
  2004  Lowest contract charges          131,493    10.088676        1,326,587    1.25%       0.61%        8.30%
        Highest contract charges           5,975     9.915361           59,242    1.75%       0.60%        7.76%
        Remaining contract
        charges                           82,028      --               819,091    --        --           --
  2003  Lowest contract charges          129,257     9.315179        1,204,052    1.25%       0.36%       33.29%
        Highest contract charges           5,975     9.201036           54,974    1.71%       0.57%       32.63%
        Remaining contract
        charges                           89,214      --               824,587    --        --           --
  2002  Lowest contract charges          128,553     6.988460          898,390    1.25%       0.60%      (24.40)%
        Highest contract charges          19,086     6.941760          132,488    1.57%       0.92%      (24.66)%
        Remaining contract
        charges                           50,943      --               354,733    --        --           --
  2001  Lowest contract charges           83,243     9.243408          769,453    1.10%       0.52%       (7.57)%
        Highest contract charges          27,097     9.226513          250,007    1.27%       0.54%       (7.73)%
        Remaining contract
        charges                              488      --                 4,506    --        --           --
WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND
  2005  Lowest contract charges          226,300     1.179275          266,870    1.64%       2.11%        3.27%
        Highest contract charges          31,770     1.169565           37,158    1.89%       2.10%        3.01%
        Remaining contract
        charges                         --            --              --          --        --           --
  2004  Lowest contract charges          197,783     1.141943          225,858    1.60%       2.99%        7.55%
        Highest contract charges          25,903     1.135372           29,410    1.84%       4.49%        7.29%
        Remaining contract
        charges                         --            --              --          --        --           --
WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND
  2005  Lowest contract charges           27,612     1.166838           32,219    1.15%       3.68%        0.76%
        Highest contract charges          34,334     1.135088           38,972    1.89%       3.68%        0.01%
        Remaining contract
        charges                           62,904      --                71,994    --        --           --
  2004  Lowest contract charges           21,685     1.158038           25,112    1.13%       3.36%        3.20%
        Highest contract charges          28,282     1.135004           32,100    1.83%       3.31%        2.43%
        Remaining contract
        charges                           58,253      --                66,497    --        --           --
WELLS FARGO ADVANTAGE EQUITY INCOME FUND
  2005  Lowest contract charges           56,217     1.210244           68,036    1.15%       1.46%        4.17%
        Highest contract charges           9,643     1.177301           11,353    1.89%       1.44%        3.39%
        Remaining contract
        charges                           67,200      --                79,771    --        --           --
  2004  Lowest contract charges           47,184     1.161788           54,817    1.13%       2.87%        9.81%
        Highest contract charges           9,813     1.138683           11,174    1.84%       2.26%        8.99%
        Remaining contract
        charges                           66,310      --                75,943    --        --           --
WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND
  2005  Lowest contract charges            6,387     1.226820            7,835    1.15%       2.05%        8.43%
        Highest contract charges          61,112     1.203348           73,540    1.65%       1.97%        7.89%
        Remaining contract
        charges                         --            --              --          --        --           --
  2004  Lowest contract charges            5,202     1.131448            5,885    1.02%     --             8.38%
        Highest contract charges          62,302     1.115354           69,489    1.55%     --             7.84%
        Remaining contract
        charges                         --            --              --          --        --           --

____________________________________ SA-185 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH FUND
  2005  Lowest contract charges           64,599   $ 1.067331   $       68,949    1.15%       0.18%        4.49%
        Highest contract charges          11,728     1.038267           12,177    1.89%       0.18%        3.71%
        Remaining contract
        charges                          100,664      --               105,382    --        --           --
  2004  Lowest contract charges           54,980     1.021457           56,160    1.13%     --             2.08%
        Highest contract charges          12,106     1.001129           12,119    1.84%     --             1.31%
        Remaining contract
        charges                           99,571      --               100,258    --        --           --
WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND
  2005  Lowest contract charges            1,666     1.170801            1,951    1.13%     --             5.03%
        Highest contract charges          16,724     1.148379           19,205    1.64%     --             4.51%
        Remaining contract
        charges                         --            --              --          --        --           --
  2004  Lowest contract charges            1,340     1.114753            1,493    1.05%     --            12.47%
        Highest contract charges          17,054     1.098874           18,740    1.56%     --            11.91%
        Remaining contract
        charges                         --            --              --          --        --           --
STI CLASSIC VT CAPITAL APPRECIATION FUND
  2005  Lowest contract charges          200,785     1.213271          243,607    1.39%       0.14%       (2.28)%
        Highest contract charges          15,530    11.821731          183,597    2.18%       0.16%       (3.06)%
        Remaining contract
        charges                        1,729,612      --             3,369,769    --        --           --
  2004  Lowest contract charges          116,860     1.241531          145,085    1.38%       0.39%        5.27%
        Highest contract charges           7,075    12.194318           86,273    2.16%       0.56%        4.43%
        Remaining contract
        charges                        1,592,046      --             2,705,970    --        --           --
  2003  Lowest contract charges            9,360     1.179385           11,039    0.93%     --            14.27%
        Highest contract charges          19,513     1.168453           22,800    2.13%     --            15.93%
        Remaining contract
        charges                        1,389,163      --             1,630,523    --        --           --
  2002  Lowest contract charges              372     1.009896              376    0.40%     --             0.99%
        Highest contract charges         221,358     1.008893          223,326    0.48%     --             0.89%
        Remaining contract
        charges                         --            --              --          --        --           --
STI CLASSIC VT LARGE CAP RELATIVE VALUE FUND
  2005  Lowest contract charges           68,714     1.579772          108,552    1.39%       0.96%        7.51%
        Highest contract charges           3,902    15.393297           60,068    2.19%       0.93%        6.66%
        Remaining contract
        charges                        1,386,683      --             2,521,214    --        --           --
  2004  Lowest contract charges           62,338     1.469399           91,602    1.39%       1.03%       12.71%
        Highest contract charges           3,229    14.432809           46,602    2.16%       1.41%       11.82%
        Remaining contract
        charges                        1,169,183      --             1,873,796    --        --           --
  2003  Lowest contract charges            6,012     1.303674            7,838    0.93%       0.83%       23.06%
        Highest contract charges          10,115     1.291608           13,064    2.13%       1.16%       23.80%
        Remaining contract
        charges                        1,268,149      --             1,645,225    --        --           --
  2002  Lowest contract charges          211,173     1.044322          220,532    0.48%       0.55%        4.43%
        Highest contract charges        --            --              --          --        --           --
        Remaining contract
        charges                         --            --              --          --        --           --

____________________________________ SA-186 ____________________________________

                                                                                         INVESTMENT
                                                      UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                            UNITS      FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        -------------  ------------  --------------  -------  ----------  -----------
STI CLASSIC VT MID-CAP EQUITY FUND
  2005  Lowest contract charges           42,498   $ 1.673130   $       71,104    1.40%       0.46%       12.73%
        Highest contract charges           2,859    16.302884           46,615    2.19%       0.46%       11.83%
        Remaining contract
        charges                          632,414      --             1,516,046    --        --           --
  2004  Lowest contract charges           40,867     1.484186           60,654    1.39%       0.77%       15.20%
        Highest contract charges           2,155    14.577977           31,418    2.17%       0.93%       14.28%
        Remaining contract
        charges                          507,150      --             1,013,237    --        --           --
  2003  Lowest contract charges            3,457     1.288413            4,454    0.94%       1.02%       28.03%
        Highest contract charges          13,184     1.276487           16,830    2.13%       1.12%       26.97%
        Remaining contract
        charges                          466,110      --               597,734    --        --           --
  2002  Lowest contract charges          164,635     1.006356          165,681    0.48%     --             0.64%
        Highest contract charges        --            --              --          --        --           --
        Remaining contract
        charges                         --            --              --          --        --           --
STI CLASSIC VT LARGE CAP VALUE EQUITY FUND
  2005  Lowest contract charges           58,019     1.516413           87,981    1.40%       1.63%        2.31%
        Highest contract charges           3,680    14.775851           54,373    2.19%       1.66%        1.49%
        Remaining contract
        charges                        1,121,541      --             1,890,752    --        --           --
  2004  Lowest contract charges           58,752     1.482228           87,085    1.38%       2.25%       13.69%
        Highest contract charges           2,922    14.558728           42,544    2.18%       2.04%       12.79%
        Remaining contract
        charges                        1,262,631      --             2,021,894    --        --           --
  2003  Lowest contract charges            5,336     1.303725            6,957    0.91%       1.52%       21.55%
        Highest contract charges          13,763     1.291652           17,777    2.13%       1.94%       20.50%
        Remaining contract
        charges                        1,324,064      --             1,717,124    --        --           --
  2002  Lowest contract charges            1,097     1.074005            1,178    0.39%       1.14%        7.40%
        Highest contract charges         227,694     1.072947          244,304    0.45%       0.89%        7.29%
        Remaining contract
        charges                         --            --              --          --        --           --

  * This represents the annualized contract expenses of the Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Accounts invest.
*** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.
  #  Rounded unit values

____________________________________ SA-187 ____________________________________

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

   Summary of the Account's expense charges, including Mortality and Expense Risk Charges, Administrative Charges, Riders (if applicable) and Annual Maintenance Fees assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Account.

   MORTALITY AND EXPENSE RISK CHARGES:

   The Company will make certain deductions ranging from 0.40% to 1.50% of the contract's value for mortality and expense risks undertaken by the Company.

   These charges are a reduction in unit values.

   ADMINISTRATIVE CHARGES:

   The Company will make a certain deduction of 0.15% of the contract's value for administrative services provided by the Company.

   These charges are a reduction in unit values.

   RIDERS:

   The Company will make certain deductions for various Rider charges, such as Optional Death Benefit Charge, Earnings Protection Benefit Charge, Principal First Charge, Principal First Preferred Charge, MAV/EPB Death Benefit Charge, and MAV 70 Death Benefit Charge. These deductions range from 0.15% to 0.85%.

   These charges are a reduction in unit values.

   ANNUAL MAINTENANCE FEE:

   An annual maintenance fee, ranging from $0 to $30, may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

   These charges are a redemption of units.

____________________________________ SA-188 ____________________________________
      <MODULE>
      </MODULE>

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Hartford Life Insurance Company
Hartford, Connecticut

We have audited the accompanying consolidated balance sheets of Hartford Life Insurance Company and its subsidiaries (the "Company") as of December 31, 2005 and 2004, and the related consolidated statements of income, changes in stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2005. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal controls over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Hartford Life Insurance Company and its subsidiaries as of December 31, 2005 and 2004, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2005, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 2 of the consolidated financial statements, the Company changed its method of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004.

Deloitte & Touche LLP
Hartford, Connecticut
February 22, 2006

               HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF INCOME

                                                                                               FOR THE YEARS ENDED
                                                                                                  DECEMBER 31,
                                                                                         --------------------------------
                                                                                          2005        2004        2003
                                                                                         --------------------------------
                                                                                                  (In millions)
REVENUES
   Fee income and other                                                                  $ 2,811     $ 2,592     $ 2,297
   Earned premiums                                                                           449         484         806
   Net investment income                                                                   2,569       2,470       1,764
   Net realized capital gains (losses)                                                        75         140         (13)
                                                                                         --------------------------------
                                                                     TOTAL REVENUES        5,904       5,686       4,854
                                                                                         --------------------------------
BENEFITS, CLAIMS AND EXPENSES
   Benefits, claims and claim adjustment expenses                                          3,008       3,111       2,726
   Insurance expenses and other                                                              798         709         625
   Amortization of deferred policy acquisition costs and present value of future
     profits                                                                                 945         825         646
   Dividends to policyholders                                                                 37          29          63
                                                                                         --------------------------------
                                                TOTAL BENEFITS, CLAIMS AND EXPENSES        4,788       4,674       4,060
                                                                                         --------------------------------
   Income before income tax expense and cumulative effect of accounting changes            1,116       1,012         794
   Income tax expense                                                                        207          29         168
   Income before cumulative effect of accounting changes                                     909         983         626
   Cumulative effect of accounting changes, net of tax                                        --         (18)         --
                                                                                         --------------------------------
                                                                         NET INCOME      $   909     $   965     $   626
                                                                                         --------------------------------


                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

               HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         CONSOLIDATED BALANCE SHEETS

                                                                                                   AS OF DECEMBER 31,
                                                                                                -------------------------
                                                                                                   2005          2004
                                                                                                -------------------------
                                                                                                  (In millions, except
                                                                                                    for share data)
ASSETS
   Investments
   Fixed maturities, available for sale, at fair value (amortized cost of $42,256 and               43,242        42,691
     $40,479)                                                                                   $             $
   Equity securities, available for sale, at fair value (cost of $303 and $171)                        310           179
   Equity securities, held for trading, at fair value                                                    1             1
   Policy loans, at outstanding balance                                                              1,971         2,617
   Mortgage loans on real estate                                                                     1,355           794
   Other investments                                                                                   579           289
                                                                                                -------------------------
                                                                         TOTAL INVESTMENTS          47,458        46,571
                                                                                                -------------------------
   Cash                                                                                                124           216
   Premiums receivable and agents' balances                                                             23            20
   Reinsurance recoverables                                                                          1,114         1,460
   Deferred policy acquisition costs and present value of future profits                             7,101         6,453
   Deferred income taxes                                                                              (516)         (638)
   Goodwill                                                                                            186           186
   Other assets                                                                                      1,611         1,562
   Separate account assets                                                                         150,523       139,812
                                                                                                -------------------------
                                                                              TOTAL ASSETS      $  207,624    $  195,642
                                                                                                -------------------------
LIABILITIES
   Reserve for future policy benefits                                                           $    7,406    $    7,244
   Other policyholder funds                                                                         38,399        37,493
   Other liabilities                                                                                 3,959         3,844
   Separate account liabilities                                                                    150,523       139,812
                                                                                                -------------------------
                                                                         TOTAL LIABILITIES         200,287       188,393
                                                                                                -------------------------
COMMITMENTS AND CONTINGENT LIABILITIES, NOTE 11                                                         --            --
STOCKHOLDER'S EQUITY
   Common stock -- 1,000 shares authorized, issued and outstanding, par value $5,690                     6             6
   Capital surplus                                                                                   2,405         2,240
   Accumulated other comprehensive income
     Net unrealized capital gains on securities, net of tax                                            464           940
     Foreign currency translation adjustments                                                           (1)           (1)
                                                                                                -------------------------
                                              TOTAL ACCUMULATED OTHER COMPREHENSIVE INCOME             463           939
                                                                                                -------------------------
   Retained earnings                                                                                 4,463         4,064
                                                                                                -------------------------
                                                                TOTAL STOCKHOLDER'S EQUITY           7,337         7,249
                                                                                                -------------------------
                                                TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY      $  207,624    $  195,642
                                                                                                -------------------------


                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

               HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
         CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                                 Accumulated Other
                                                            Comprehensive Income (Loss)
                                                      ----------------------------------------
                                                          Net
                                                       Unrealized    Net (Loss)
                                                        Capital        Gain On
                                                         Gains        Cash Flow     Foreign
                                                      (Losses) on      Hedging      Currency                  Total
                                    Common    Capital Securities,    Instruments,  Translation Retained   Stockholder's
                                     Stock    Surplus  Net of Tax    Net of Tax    Adjustments Earnings       Equity
                                    -------------------------------------------------------------------------------------
                                                                       (In millions)
2005
Balance, December 31, 2004            $ 6     $2,240     $1,124         $(184)         $(1)     $4,064        $7,249
Comprehensive income
  Net income                                                                                       909           909
Other comprehensive income, net
   of tax [1]
  Net change in unrealized
    capital gains (losses) on
    securities [2]                                         (547)                                                (547)
  Net loss on cash flow hedging
    instruments                                                            71                                     71
Total other comprehensive income                                                                                (476)
  Total comprehensive income                                                                                     433
Capital contribution from parent                 165                                                             165
Dividends declared                                                                                (510)         (510)
       BALANCE, DECEMBER 31, 2005     $ 6     $2,405     $  577         $(113)         $(1)     $4,463        $7,337
2004
Balance, December 31, 2003            $ 6     $2,240     $  728         $ (17)         $(1)     $3,648        $6,604
Comprehensive income
  Net income                                                                                       965           965
Other comprehensive income, net
   of tax [1]
  Cumulative effect of
    accounting change                                       292                                                  292
  Net change in unrealized
    capital gains (losses) on
    securities [2]                                          104                                                  104
  Net loss on cash flow hedging
    instruments                                                          (167)                                  (167)
Total other comprehensive income                                                                                 229
  Total comprehensive income                                                                                   1,194
Dividends declared                                                                                (549)         (549)
       BALANCE, DECEMBER 31, 2004     $ 6     $2,240     $1,124         $(184)         $(1)     $4,064        $7,249
2003
Balance, December 31, 2002            $ 6     $2,041     $  463         $ 111          $(1)     $3,197        $5,817
Comprehensive income
  Net income                                                                                       626           626
Other comprehensive income, net
   of tax [1]
  Net change in unrealized
    capital gains (losses) on
    securities [2]                                          265                                                  265
  Net loss on cash flow hedging
    instruments                                                          (128)                                  (128)
  Total other comprehensive
    income                                                                                                       137
Total comprehensive income                                                                                       763
  Capital contribution from
    parent                                       199                                                             199
Dividends declared                                                                                (175)         (175)
       BALANCE, DECEMBER 31, 2003     $ 6     $2,240     $  728         $ (17)         $(1)     $3,648        $6,604

[1] Net change in unrealized capital gain on securities is reflected net of tax provision (benefit) and other items of $(295), $56, and $143 for the years ended December 31, 2005, 2004 and 2003, respectively. Net (loss) gain on cash flow hedging instruments is net of tax provision (benefit) of $38, $(90) and $(69) for the years ended December 31, 2005, 2004 and 2003, respectively. There is no tax effect on cumulative translation adjustments.

[2] There were reclassification adjustments for after-tax gains (losses) realized in net income of $26, and $78 for the years ended December 31, 2005, and 2004, respectively. There were no reclassification adjustments for after-tax gains (losses) realized in net income for the year ended December 31, 2003.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

               HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                             FOR THE YEARS ENDED
                                                                                                DECEMBER 31,
                                                                                     ------------------------------------
                                                                                       2005         2004         2003
                                                                                     ------------------------------------
                                                                                                (In millions)
OPERATING ACTIVITIES
   Net income                                                                        $     909    $     965    $     626
   Adjustments to reconcile net income to net cash provided by operating activities
   Net realized capital (gains) losses                                                     (75)        (140)          13
   Cumulative effect of accounting changes, net of tax                                      --           18           --
   Amortization of deferred policy acquisition costs and present value of
     future profits                                                                        945          825          646
   Additions to deferred policy acquisition costs and present value of future
     profits                                                                            (1,226)      (1,375)      (1,319)
   Depreciation and amortization                                                           200           43          117
   Increase in premiums receivable and agents' balances                                     (3)          (3)          (2)
   (Decrease) increase in other liabilities                                                339           (7)         299
   Change in receivables, payables, and accruals                                            46         (205)         227
   Increase (decrease) in accrued tax                                                      (98)          34          (67)
   (Increase) decrease in deferred income tax                                              134          (55)          65
   Amortization of sales inducements                                                        39           30           68
   Additions to deferred sales inducements                                                 (85)        (141)        (136)
   Increase in future policy benefits                                                      129          726          794
   Decrease (increase) in reinsurance recoverables                                         177          (15)          (1)
   Decrease (increase) in other assets                                                    (143)          55         (109)
                                                                                     ------------------------------------
                                       NET CASH PROVIDED BY OPERATING ACTIVITIES         1,288          755        1,221
                                                                                     ------------------------------------
INVESTING ACTIVITIES
   Purchases of investments                                                            (21,654)     (17,192)     (13,628)
   Sales of investments                                                                 16,899       13,306        6,676
   Maturity and principal paydowns of fixed maturity investments                         2,398        2,971        3,233
   Other                                                                                                 --           85
                                                                                     ------------------------------------
                                          NET CASH USED FOR INVESTING ACTIVITIES        (2,357)        (915)      (3,634)
                                                                                     ------------------------------------
FINANCING ACTIVITIES
   Capital contributions                                                                   129           --          199
   Dividends paid                                                                         (498)        (549)        (175)
   Net receipts from investment and universal life-type contracts                        1,347          829        2,406
                                                                                     ------------------------------------
                                       NET CASH PROVIDED BY FINANCING ACTIVITIES           978          280        2,430
                                                                                     ------------------------------------
   Net (decrease) increase in cash                                                         (91)         120           17
   Impact of foreign exchange                                                               (1)          --           --
   Cash -- beginning of year                                                               216           96           79
                                                                                     ------------------------------------
   Cash -- end of year                                                               $     124    $     216    $      96
                                                                                     ------------------------------------
Supplemental Disclosure of Cash Flow Information:
   Net Cash Paid During the Year for:
   Income taxes                                                                      $     149    $      42    $      35


SUPPLEMENTAL SCHEDULE OF NONCASH OPERATING AND FINANCING ACTIVITIES:

The Company recaptured an indemnity reinsurance arrangement with Hartford Life and Accident Insurance Company. In conjunction with this transaction, the Company recorded a noncash capital contribution of $36 and a related extinguishment of the reinsurance recoverable liability.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)
------------------------------------------------------------------------------

NOTE 1. ORGANIZATION AND DESCRIPTION OF BUSINESS

These consolidated financial statements include Hartford Life Insurance Company and its wholly-owned subsidiaries ("Hartford Life Insurance Company" or the "Company"), Hartford Life and Annuity Insurance Company ("HLAI"), Hartford International Life Reassurance Corporation ("HLRe") and Servus Life Insurance Company, formerly Royal Life Insurance Company of America. The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"), a wholly-owned subsidiary of Hartford Life, Inc. ("Hartford Life"). Hartford Life is a direct subsidiary of Hartford Holdings, Inc., a direct subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), the Company's ultimate parent company.

Along with its parent, HLA, the Company is a leading financial services and insurance group which provides (a) investment products, such as individual variable annuities and fixed market value adjusted annuities and retirement plan services for savings and retirement needs; (b) individual life insurance for income protection and estate planning; (c) group benefits products such as group life and group disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA, (d) corporate owned life insurance and (e) assumes fixed annuity products and guaranteed minimum income benefits ("GMIB") from Hartford Life's international operations.

NOTE 2. BASIS OF PRESENTATION AND ACCOUNTING POLICIES

BASIS OF PRESENTATION

The consolidated financial statements have been prepared on the basis of accounting principles generally accepted in the United States, which differ materially from the accounting prescribed by various insurance regulatory authorities. All material intercompany transactions and balances between the Company and its subsidiaries and affiliates have been eliminated.

In 2004, the Company sponsored and purchased an investment interest in a synthetic collateralized loan obligation transaction, a variable interest entity ("VIE") for which the Company determined itself to be the primary beneficiary. Accordingly, the assets, liabilities and results of operations of the entity are included in the Company's consolidated financial statements. For further discussion of the synthetic collateralized loan transaction see Note 4.

USE OF ESTIMATES

The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

RECLASSIFICATIONS

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

ADOPTION OF NEW ACCOUNTING STANDARDS

In March 2004, the Emerging Issues Task Force ("EITF") reached a consensus on EITF Issue No. 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" ("EITF Issue No. 03-1"). EITF Issue No. 03-1 provided a model for determining when unrealized holding losses on debt and equity securities should be deemed other-than-temporary impairments and the impairments recognized as realized losses. In addition, EITF Issue No. 03-1 provided clarified guidance on the subsequent accounting for debt securities that are other-than-temporarily impaired and established certain disclosure requirements regarding investments in an unrealized loss position. The disclosure requirements were retroactively effective for the year ended December 31, 2003 and are included in Note 4 of Notes to Consolidated Financial Statements. The Financial Accounting Standards Board ("FASB") subsequently voted to delay the implementation of the other provisions of EITF Issue No. 03-1 in order to redeliberate certain aspects.

In November 2005, the FASB released FASB Staff Position Nos. FAS 115-1 and FAS 124-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" ("FSP 115-1"), which effectively replaces EITF Issue No. 03-1. FSP 115-1 contains a three-step model for evaluating impairments and carries forward the disclosure requirements in EITF Issue No. 03-1 pertaining to securities in an unrealized loss position. Under the model, any security in an unrealized loss position is considered impaired; an evaluation is made to determine whether the impairment is other-than-temporary; and, if an impairment is considered other-than temporary a realized loss is recognized to write the security's cost or amortized cost basis down to fair value. FSP 115-1 references existing other-than-temporary impairment guidance for determining when an impairment is other-than-temporary and clarifies that subsequent to the recognition of an other-than-temporary impairment loss for debt securities, an investor shall account for the security using the constant effective yield method. FSP 115-1 is effective for reporting periods beginning after December 15, 2005, with earlier application permitted. The Company adopted FSP 115-1 upon issuance. The adoption did not have a material effect on the Company's consolidated financial condition or results of operations.

In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position

("SOP") 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). SOP 03-1 addresses a wide variety of topics, some of which have a significant impact on the Company. The major provisions of SOP 03-1 require:

- Recognizing expenses for a variety of contracts and contract features, including guaranteed minimum death benefits ("GMDB"), certain death benefits on universal-life type contracts and annuitization options, on an accrual basis versus the previous method of recognition upon payment;

- Reporting and measuring assets and liabilities of certain separate account products as general account assets and liabilities when specified criteria are not met;

- Reporting and measuring the Company's interest in its separate accounts as general account assets based on the insurer's proportionate beneficial interest in the separate account's underlying assets; and

- Capitalizing sales inducements that meet specified criteria and amortizing such amounts over the life of the contracts using the same methodology as used for amortizing deferred acquisition costs ("DAC").

SOP 03-1 was effective for financial statements for fiscal years beginning after December 15, 2003. At the date of initial application, January 1, 2004, the cumulative effect of the adoption of SOP 03-1 on net income and other comprehensive income was comprised of the following individual impacts shown net of income tax benefit of $10:

                                                                                                             Other
                                                                                                         Comprehensive
Components of Cumulative Effect of Adoption                                              Net Income          Income
                                                                                        ---------------------------------
Establishing GMDB and other benefit reserves for annuity contracts                          $ (50)            $  --
Reclassifying certain separate accounts to general account                                     30               294
Other                                                                                           2                (2)
                                                                                        ---------------------------------
                                               TOTAL CUMULATIVE EFFECT OF ADOPTION          $ (18)            $ 292
                                                                                        ---------------------------------

In May 2003, the FASB issued Statement of Financial Accounting Standards ("SFAS") No. 150, "Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity" ("SFAS 150"). SFAS 150 establishes standards for classifying and measuring as liabilities certain financial instruments that embody obligations of the issuer and have characteristics of both liabilities and equity. Generally, SFAS 150 requires liability classification for two broad classes of financial instruments: (a) instruments that represent, or are indexed to, an obligation to buy back the issuer's shares regardless of whether the instrument is settled on a net-cash or gross-physical basis and (b) obligations that (i) can be settled in shares but derive their value predominately from another underlying instrument or index (e.g. security prices, interest rates, and currency rates), (ii) have a fixed value, or (iii) have a value inversely related to the issuer's shares. Mandatorily redeemable equity and written options requiring the issuer to buyback shares are examples of financial instruments that should be reported as liabilities under this new guidance. SFAS 150 specifies accounting only for certain freestanding financial instruments and does not affect whether an embedded derivative must be bifurcated and accounted for separately. SFAS 150 was effective for instruments entered into or modified after May 31, 2003 and for all other instruments beginning with the first interim reporting period beginning after June 15, 2003. Adoption of this statement did not have a material impact on the Company's consolidated financial condition or results of operations.

In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities, an interpretation of ARB No. 51" ("FIN 46"), which required an enterprise to assess whether consolidation of an entity is appropriate based upon its interests in a variable interest entity ("VIE"). A VIE is an entity in which the equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. The initial determination of whether an entity is a VIE shall be made on the date at which an enterprise becomes involved with the entity. An enterprise shall consolidate a VIE if it has a variable interest that will absorb a majority of the VIEs expected losses if they occur, receive a majority of the entity's expected residual returns if they occur or both. FIN 46 was effective immediately for new VIEs established or purchased subsequent to January 31, 2003. For VIEs established or purchased subsequent to January 31, 2003, the adoption of FIN 46 did not have a material impact on the Company's consolidated financial condition or results of operations as there were no material VIEs which required consolidation.

In December 2003, the FASB issued a revised version of FIN 46 ("FIN 46R"), which incorporated a number of modifications and changes made to the original version. FIN 46R replaced the previously issued FIN 46 and, subject to certain special provisions, was effective no later than the end of the first reporting period that ends after December 15, 2003 for entities considered to be special-purpose entities and no later than the end of the first reporting period that ends after March 15, 2004 for all other VIEs. Early adoption was permitted. The Company adopted FIN 46R in the fourth quarter of 2003. The adoption of FIN 46R did not result in the consolidation of any material VIEs.

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

In February 2006, the FASB issued SFAS No. 155, "Accounting for Certain Hybrid Financial Instruments -- an amendment of FASB Statements No. 133 and 140" ("SFAS

155"). This statement amends SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133"), and SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" and resolves issues addressed in SFAS 133 Implementation Issue No. D1, "Application of Statement 133 to Beneficial Interest in Securitized Financial Assets." This Statement: (a) permits fair value remeasurement for any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation; (b) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (c) establishes a requirement to evaluate beneficial interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (d) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and, (e) eliminates restrictions on a qualifying special-purpose entity's ability to hold passive derivative financial instruments that pertain to beneficial interests that are or contain a derivative financial instrument. The standard also requires presentation within the financial statements that identifies those hybrid financial instruments for which the fair value election has been applied and information on the income statement impact of the changes in fair value of those instruments. The Company is required to apply SFAS 155 to all financial instruments acquired, issued or subject to a remeasurement event beginning January 1, 2007 although early adoption is permitted as of the beginning of an entity's fiscal year. The provisions of SFAS 155 are not expected to have an impact recorded at adoption; however, the standard could affect the future income recognition for securitized financial assets because there may be more embedded derivatives identified with changes in fair value recognized in net income.

In September 2005, the AICPA issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs ("DAC") in Connection with Modifications or Exchanges of Insurance Contracts," ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts. An internal replacement is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Modifications that result in a replacement contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract. Unamortized DAC, unearned revenue liabilities and deferred sales inducements from the replaced contract must be written-off. Modifications that result in a contract that is substantially unchanged from the replaced contract should be accounted for as a continuation of the replaced contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. Initial application of SOP 05-1 should be as of the beginning of the entity's fiscal year. The Company is expected to adopt SOP 05-1 effective January 1, 2007. Adoption of this statement is expected to have an impact on the Company's consolidated financial statements; however, the impact has not yet been determined.

In December 2004, the FASB issued SFAS No. 123 (revised 2004), "Share-Based Payment" ("SFAS 123R"), which replaces SFAS No. 123, "Accounting for Stock-Based Compensation" ("SFAS 123") and supercedes APB Opinion No. 25, "Accounting for Stock Issued to Employees." SFAS 123R requires all companies to recognize compensation costs for share-based payments to employees based on the grant-date fair value of the award for financial statements for reporting periods beginning after June 15, 2005. In April 2005, the Securities and Exchange Commission deferred the required effective date for adoption to annual periods beginning after June 15, 2005. The pro forma disclosures previously permitted under SFAS 123 will no longer be an alternative to financial statement recognition. The transition methods include prospective and retrospective adoption options. The prospective method requires that compensation expense be recorded for all unvested stock-based awards including those granted prior to adoption of the fair value recognition provisions of SFAS 123, at the beginning of the first quarter of adoption of SFAS 123R; while the retrospective methods would record compensation expense for all unvested stock-based awards beginning with the first period restated. The Company will adopt SFAS 123R in the first quarter of fiscal 2006 using the prospective method. In January 2003, the Company began expensing all stock-based compensation awards granted or modified after January 1, 2003 under the fair value recognition provisions of SFAS 123 and; therefore, the adoption is not expected to have a material impact on the Company's consolidated financial condition or results of operations.

STOCK-BASED COMPENSATION

The Hartford has an incentive stock plan (the "2005 Stock Plan") which permits the Hartford to grant non-qualified or incentive stock options qualifying under
Section 422A of the Internal Revenue Code, stock appreciation rights, performance shares, restricted stock, or restricted stock units, or any combination of the foregoing. In January 2003, the Hartford began expensing all stock-based compensation awards granted or modified after January 1, 2003 under the fair value recognition provisions of Statement of Financial Accounting Standard ("SFAS") No. 123 "Accounting for Stock-Based Compensation." The fair value of stock-based awards granted by the Hartford during the years ended December 31, 2005, 2004 and 2003 were $42, $40 and $35, respectively, after-tax. The fair value of these awards will be recognized as expense over the awards' vesting periods, generally three years.

Prior to January 1, 2004, the Company used the Black-Scholes model to determine the fair value of the Hartford's stock-based compensation. For all awards granted or modified on or after January 1, 2004, the Hartford uses a hybrid lattice/Monte-Carlo based option valuation model

(the "valuation model") that incorporates the possibility of early exercise of options into the valuation. The valuation model also incorporates the Hartford's historical forfeiture and exercise experience to determine the option value. For these reasons, the Hartford believes the valuation model provides a fair value that is more representative of actual experience than the value calculated under the Black-Scholes model.

All stock-based awards granted or modified prior to January 1, 2003 continue to be valued using the intrinsic value-based provisions set forth in Accounting Principles Board ("APB") Opinion No. 25, "Accounting for Stock Issued to Employees." Under the intrinsic value method, compensation expense is determined on the measurement date, which is the first date on which both the number of shares the employee is entitled to receive and the exercise price are known. Compensation expense, if any, is measured based on the award's intrinsic value, which is the excess of the market price of the stock over the exercise price on the measurement date, and is recognized over the award's vesting period. The expense, including non-option plans, related to stock-based employee compensation included in the determination of net income for the years ended December 31, 2005, 2004 and 2003 is less than that which would have been recognized if the fair value method had been applied to all awards since the effective date of SFAS No. 123. For further discussion of the Hartford's stock-based compensation plans, see Note 17.

INVESTMENTS

The Company's investments in fixed maturities, which include bonds, redeemable preferred stock and commercial paper; and certain equity securities, which include common and non-redeemable preferred stocks, are classified as "available-for-sale" and accordingly, are carried at fair value with the after-tax difference from cost or amortized cost, as adjusted for the effect of deducting the life and pension policyholders' share of the immediate participation guaranteed contracts and certain life and annuity deferred policy acquisition costs and reserve adjustments, reflected in stockholders' equity as a component of accumulated other comprehensive income ("AOCI"). Policy loans are carried at outstanding balance, which approximates fair value. Mortgage loans on real estate are recorded at the outstanding principal balance adjusted for amortization of premiums or discounts and net of valuation allowances, if any. Other investments primarily consist of limited partnership interests and derivatives. Limited partnerships are accounted for under the equity method and accordingly the Company's share of partnership earnings are included in net investment income. Derivatives are carried at fair value.

VALUATION OF FIXED MATURITIES

The fair value for fixed maturity securities is largely determined by one of three primary pricing methods: independent third party pricing service market quotations, independent broker quotations or pricing matrices, which use data provided by external sources. With the exception of short-term securities for which amortized cost is predominantly used to approximate fair value, security pricing is applied using a hierarchy or "waterfall" approach whereby prices are first sought from independent pricing services with the remaining unpriced securities submitted to brokers for prices or lastly priced via a pricing matrix.

Prices from independent pricing services are often unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain of the Company's asset-backed ("ABS") and commercial mortgage-backed securities ("CMBS") are priced via broker quotations. A pricing matrix is used to price securities for which the Company is unable to obtain either a price from an independent third party service or an independent broker quotation. The pricing matrix begins with current treasury rates and uses credit spreads and issuer-specific yield adjustments received from an independent third party source to determine the market price for the security. The credit spreads, as assigned by a nationally recognized rating agency, incorporate the issuer's credit rating and a risk premium, if warranted, due to the issuer's industry and the security's time to maturity. The issuer-specific yield adjustments, which can be positive or negative, are updated twice annually, as of June 30 and December 31, by an independent third party source and are intended to adjust security prices for issuer-specific factors. The matrix-priced securities at December 31, 2005 and 2004, primarily consisted of non-144A private placements and have an average duration of 4.8 and 4.7 years, respectively.

The following table identifies the fair value of fixed maturity securities by pricing source as of December 31, 2005 and 2004.

                                                                         2005                          2004
                                                              ----------------------------------------------------------
                                                                             Percentage                     Percentage
                                                                              of Total                       of Total
                                                              Fair Value     Fair Value     Fair Value      Fair Value
                                                              ----------------------------------------------------------
Priced via independent market quotations                       $ 36,055          83.4%       $  34,555          80.9%
Priced via broker quotations                                      2,271           5.2            3,082           7.2
Priced via matrices                                               3,667           8.5            3,508           8.2
Priced via other methods                                            202           0.5               61           0.2
Short-term investments [1]                                        1,047           2.4            1,485           3.5
                                                              ----------------------------------------------------------
                                                    TOTAL      $ 43,242         100.0%       $  42,691         100.0%
                                                              ----------------------------------------------------------


[1] Short-term investments are primarily valued at amortized cost, which approximates fair value.

The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between knowledgeable, unrelated willing parties. As such, the estimated fair value of a financial instrument may differ significantly from the amount that could be realized if the security was sold immediately.

OTHER-THAN-TEMPORARY IMPAIRMENTS ON AVAILABLE-FOR-SALE SECURITIES

One of the significant estimates inherent in the valuation of investments is the evaluation of investments for other-than-temporary impairments. The evaluation of impairments is a quantitative and qualitative process, which is subject to risks and uncertainties and is intended to determine whether declines in the fair value of investments should be recognized in current period earnings. The risks and uncertainties include changes in general economic conditions, the issuer's financial condition or near term recovery prospects and the effects of changes in interest rates. The Company's accounting policy requires that a decline in the value of a security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. If the security is deemed to be other-than-temporarily impaired, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security. In addition, for securities expected to be sold, an other-than-temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost or amortized cost prior to the expected date of sale. The fair value of the other-than-temporarily impaired investment becomes its new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals ("the committee") that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities not subject to EITF Issue No. 99-20 ("non-EITF Issue No. 99-20 securities") that are in an unrealized loss position, are reviewed at least quarterly to determine if an other-than-temporary impairment is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for non-EITF Issue No. 99-20 securities is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost or amortized cost, (b) the financial condition, credit rating and near-term prospects of the issuer,
(c) whether the debtor is current on contractually obligated interest and principal payments and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery. Non-EITF Issue No. 99-20 securities depressed by twenty percent or more for six months are presumed to be other-than-temporarily impaired unless significant objective verifiable evidence supports that the security price is temporarily depressed and is expected to recover within a reasonable period of time. The evaluation of non-EITF Issue No. 99-20 securities depressed more than ten percent is documented and discussed quarterly by the committee.

For certain securitized financial assets with contractual cash flows including ABS, EITF Issue No. 99-20 requires the Company to periodically update its best estimate of cash flows over the life of the security. If the fair value of a securitized financial asset is less than its cost or amortized cost and there has been a decrease in the present value of the estimated cash flows since the last revised estimate, considering both timing and amount, an other-than-temporary impairment charge is recognized. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from current estimates. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral.

MORTGAGE LOAN IMPAIRMENTS

Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. For mortgage loans that are determined to be impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of either (a) the present value of the expected future cash flows discounted at the loan's original effective interest rate, (b) the loan's observable market price or (c) the fair value of the collateral. Changes in valuation allowances are recorded in net realized capital gains and losses.

NET REALIZED CAPITAL GAINS AND LOSSES

Net realized capital gains and losses from investment sales, after deducting the life and pension policyholders' share for certain products, are reported as a component of revenues and are determined on a specific identification basis. Net realized capital gains and losses also result from fair value changes in derivatives contracts (both free-standing and embedded) that do not qualify, or are not designated, as a hedge for accounting purposes, and the change in value of derivatives in certain fair-value hedge relationships. Impairments are recognized as net realized capital losses when investment losses in value are deemed other-than-temporary. Foreign currency transaction remeasurements are also recognized within net realized capital gains and losses. Net realized capital gains and losses on security transactions associated with the Company's immediate participation guaranteed contracts are recorded and offset by amounts owed to policyholders and were less than $1 for the years ended December 31, 2005 and 2004 and were $1 for the year ended December 31, 2003. Under the terms of the contracts, the net realized capital gains and losses will be credited to policyholders in future years as they are entitled to receive them.

NET INVESTMENT INCOME

Interest income from fixed maturities and mortgage loans on real estate is recognized when earned on the constant effective yield method based on estimated principal repayments, if applicable. For fixed maturities subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future principal repayments. These adjustments are accounted for using the retrospective method for highly-rated fixed maturities, and the prospective method for non-highly rated securitized financial assets. Prepayment fees on fixed maturities and mortgage loans are recorded in net investment income when earned. For partnership investments, the equity method of accounting is used to recognize the Company's share of partnership earnings. For investments that have had an other-than-temporary impairment loss, income is earned on the constant effective yield method based upon the new cost basis and the amount and timing of future estimated cash flows.

DERIVATIVE INSTRUMENTS

Overview

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options through one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, price or currency exchange rate volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions. For a further discussion of derivative instruments, see the Derivative Instruments section of
Note 4.

The Company's derivative transactions are used in strategies permitted under the derivatives use plans filed and/or approved, as applicable, by the State of Connecticut and the State of New York insurance departments. The Company does not make a market or trade in these instruments for the express purpose of earning short-term trading profits.

Accounting and Financial Statement Presentation of Derivative Instruments and Hedging Activities

Derivatives are recognized on the balance sheet at fair value. Other than the guaranteed minimum withdrawal benefit ("GMWB") rider, which is discussed below, and the associated reinsurance contracts as well as the reinsurance contracts associated with the GMIB product, which is discussed in Note 15, approximately 84% and 76% of derivatives, based upon notional values, were priced via valuation models, while the remaining 16% and 24% of derivatives were priced via broker quotations, as of December 31, 2005 and 2004, respectively. The derivative contracts are reported as assets or liabilities in other investments and other liabilities, respectively, in the consolidated balance sheets, excluding embedded derivatives and GMWB and GMIB reinsurance contracts. Embedded derivatives are recorded in the consolidated balance sheets with the associated host instrument. GMWB and GMIB reinsurance assumed contract amounts are recorded in other policyholder funds in the consolidated balance sheets. GMWB reinsurance ceded amounts are recorded in reinsurance recoverables in the consolidated balance sheets.

On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability ("fair-value" hedge), (2) a hedge of the variability in cash flows of a forecasted transaction or of amounts to be received or paid related to a recognized asset or liability ("cash-flow" hedge), (3) a foreign-currency fair value or cash-flow hedge ("foreign-currency" hedge), (4) a hedge of a net investment in a foreign operation or (5) held for other investment and risk management purposes, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting.

Fair-Value Hedges

Changes in the fair value of a derivative that is designated and qualifies as a fair-value hedge, along with the changes in the fair value of the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings with any differences between the net change in fair value of the derivative and the hedged item representing the hedge ineffectiveness. Periodic derivative net coupon settlements are recorded in net investment income with the exception of hedges of Company issued debt which are recorded in interest expense.

Cash-Flow Hedges

Changes in the fair value of a derivative that is designated and qualifies as a cash-flow hedge are recorded in AOCI and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Gains and losses on derivative contracts that are reclassified from AOCI to current period earnings are included in the line item in the consolidated statements of income in which the cash flows of the hedged item are recorded. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in net investment income.

Foreign-Currency Hedges

Changes in the fair value of derivatives that are designated and qualify as foreign-currency hedges are recorded in either current period earnings or AOCI, depending on whether the hedged transaction is a fair-value hedge or a cash-flow hedge, respectively. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in net investment income.

Net Investment in a Foreign Operation Hedges

Changes in fair value of a derivative used as a hedge of a net investment in a foreign operation, to the extent effective as a hedge, are recorded in the foreign currency translation adjustments account within AOCI. Cumulative changes in fair value recorded in AOCI are reclassified into earnings upon the sale or complete or substantially complete liquidation of the foreign entity. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in net investment income.

Other Investment and Risk Management Activities

The Company's other investment and risk management activities primarily relate to strategies used to reduce economic risk, enhance income, or replicate permitted fixed income investments, and do not receive hedge accounting treatment. Changes in the fair value, including periodic net coupon settlements, of derivative instruments held for other investment and risk management purposes are reported in current period earnings as net realized capital gains and losses.

Hedge Documentation and Effectiveness Testing

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated changes in value or cash flow of the hedged item. At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. The documentation process includes linking derivatives that are designated as fair-value, cash-flow, foreign-currency or net investment hedges to specific assets or liabilities on the balance sheet or to specific forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. In addition, certain hedging relationships are considered highly effective if the changes in the fair value or discounted cash flows of the hedging instrument are within a ratio of 80-125% of the inverse changes in the fair value or discounted cash flows of the hedged item. Hedge ineffectiveness is measured using qualitative and quantitative methods. Qualitative methods may include comparison of critical terms of the derivative to the hedged item. Depending on the hedging strategy, quantitative methods may include the "Change in Variable Cash Flows Method," the "Change in Fair Value Method," the "Hypothetical Derivative Method" and the "Dollar Offset Method."

Discontinuance of Hedge Accounting

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative is dedesignated as a hedging instrument; or (3) the derivative expires or is sold, terminated or exercised.

When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair-value hedge, the derivative continues to be carried at fair value on the balance sheet with changes in its fair value recognized in current period earnings.

When hedge accounting is discontinued because the Company becomes aware that it is not probable that the forecasted transaction will occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in AOCI are recognized immediately in earnings.

In other situations in which hedge accounting is discontinued on a cash-flow hedge, including those where the derivative is sold, terminated or exercised, amounts previously deferred in AOCI are reclassified into earnings when earnings are impacted by the variability of the cash flow of the hedged item.

Embedded Derivatives

The Company purchases and issues financial instruments and products that contain embedded derivative instruments. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated balance sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses.

Credit Risk

The Company's derivatives counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. By using derivative instruments, the Company is exposed to credit risk, which is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. When the fair value of a derivative contract is positive, this indicates that the counterparty owes the Company and, therefore, exposes the Company to credit risk. Credit exposures are generally quantified daily, netted by counterparty for each legal entity of the Company, and then collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds exposure policy thresholds. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties that are monitored by the Company's internal compliance unit and reviewed frequently by senior management. In addition, the compliance unit monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also maintains a policy of requiring that all derivative contracts, with the exception of exchange-traded contracts and currency forward purchase or sale contracts, be governed by an International Swaps and Dealers Association Master Agreement which is structured by legal entity and by counterparty and permits the right of offset. In addition, the Company periodically enters into swap agreements in which the Company assumes credit exposure from a single entity, referenced index or asset pool.

Product Derivatives and Risk Management

VALUATION OF GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT REINSURANCE DERIVATIVES

The Company offers certain variable annuity products with a guaranteed minimum withdrawal benefit ("GMWB") rider. The GMWB provides the policyholder with a guaranteed remaining balance ("GRB") if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. However, annual withdrawals that exceed a specific percentage of the premiums paid may reduce the GRB by an amount greater than the withdrawals and may also impact the guaranteed annual withdrawal amount that subsequently applies after the excess annual withdrawals occur. For certain of the withdrawal benefit features, the policyholder also has the option, after a specified time period, to reset the GRB to the then-current account value, if greater. In addition, the Company has recently added a feature, available to new contract holders, that allows the policyholder the option to receive the guaranteed annual withdrawal amount for as long as they are alive. In this new feature, in all cases the contract holder or their beneficiary will receive the GRB and the GRB is reset on an annual basis to the maximum anniversary account value subject to a cap.

Effective August 31, 2005, Hartford Life and Annuity Insurance Company entered into a reinsurance agreement with Hartford Life Insurance K.K., a related party and subsidiary of Hartford Life, Inc. Through the reinsurance agreement, Hartford Life, K.K. agreed to cede and Hartford Life and Annuity Insurance Company agreed to reinsure 100% of the risks associated with the in-force and prospective GMIB riders issued by Hartford Life, K.K. on its variable annuity business. In connection with accepting the GMIB risk for the in-force riders, Hartford Life and Annuity Insurance Company received fees collected since inception by Hartford Life, K.K. related to the in-force riders of $25. Prospectively, Hartford Life and Annuity Insurance Company will receive the rider fee (currently, approximately 26 basis points) collected by Hartford Life, K.K. and payable monthly in arrears. Depending on the underlying contract form, benefits are paid from Hartford Life and Annuity Insurance Company to Hartford Life, K.K. either on the guaranteed annuity commencement date, when the contract holder's account value is less than the present value of minimum guaranteed annuity payments, or alternatively, during the annuitization phase, when the contract holder's account value is reduced to zero or upon death of the contract holder.

The GMWB represents an embedded derivative in the variable annuity contract that is required to be reported separately from the host variable annuity contract. The GMIB reinsurance represents a free standing derivative. Both are carried at fair value and reported in other policyholder funds. The fair value of the GMWB and GMIB obligations is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. Because of the dynamic and complex nature of these cash flows, stochastic techniques under a variety of market return scenarios and other best estimate assumptions are used. Estimating these cash flows involves numerous estimates and subjective judgments including those regarding expected market rates of return, market volatility, correlations of market returns and discount rates. At each valuation date, the Company assumes expected returns based on risk-free rates as represented by the current LIBOR forward curve rates; market volatility assumptions for each underlying index based on a blend of observed market "implied volatility" data and annualized standard deviations of monthly returns using the most recent 20 years of observed market performance; correlations of market returns across underlying indices based on actual observed market returns and relationships over the ten years preceding the valuation date; and current risk-free spot rates as represented by the current LIBOR spot curve to determine the present value of expected future cash flows produced in the stochastic projection process. During the 4th quarter of 2005, the Company reflected a newly reliable market input for volatility on Standard and Poor's ("S&P") 500 index options. The impact of reflecting the newly reliable market input for the S&P 500 index volatility resulted in a decrease to the GMWB asset of $83 and had an insignificant impact on the valuation of the GMIB reinsurance assumed asset. The impact to net income including other changes in assumptions, after DAC amortization and taxes was a loss of $18.

In valuing the GMWB embedded derivative, the Company attributes to the derivative a portion of the fees collected from the contract holder equal to the present value of future GMWB claims (the "Attributed Fees"). All changes in the fair value of the embedded derivative are recorded in net realized capital gains and losses. The excess of fees collected from the contract holder for the GMWB over the Attributed Fees are associated with the host variable annuity contract and are recorded in fee income.

For contracts issued prior to July 2003, the Company has an unrelated party reinsurance arrangement in place to transfer its risk of loss due to GMWB. For contracts issued after July 2003, the Company had reinsured the risk of loss due to GMWB to a related party, Hartford Life and Accident Insurance Company. Both of these arrangements are recognized as derivatives and carried at fair value in reinsurance recoverables. Changes in the fair value of both the derivative assets and liabilities related to the reinsured GMWB are recorded in net realized capital gains and losses. During September 2005, the Company recaptured the reinsurance agreement with the related party. As a result of the recapture, the Company received derivative instruments, used to hedge its exposure to the GMWB rider, including interest rate futures, Standard and Poor's ("S&P") 500 and NASDAQ index put options and futures contracts and Europe, Australasia and Far East ("EAFE") Index swaps to hedge GMWB exposure to international equity markets. For the years ended December 31, 2005, 2004 and 2003, net realized capital gains and losses included the change in market value of the embedded derivative related to the GMWB liability, the derivative reinsurance arrangement and the related derivative contracts that were purchased as economic hedges, the net effect of which was a $55 loss, $0 and $0, before deferred policy acquisition costs and tax effects, respectively.

A contract is 'in the money' if the contract holder's GRB is greater than the account value. For contracts that were 'in the money' the Company's exposure, as of December 31, 2005, was $8. However, the only ways the contract holder can monetize the excess of the GRB over the account value of the contract is upon death or if their account value is reduced to zero through a combination of a series of withdrawals that do not exceed a specific percentage of the premiums paid per year and market declines. If the account value is reduced to zero, the contract holder will receive a period certain annuity equal to the remaining GRB. As the amount of the excess of the GRB over the account value can fluctuate with equity market returns on a daily basis the ultimate amount to be paid by the Company, if any, is uncertain and could be significantly more or less than $8.

SEPARATE ACCOUNTS

The Company maintains separate account assets and liabilities, which are reported at fair value. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts, wherein the policyholder assumes the investment risk, and guaranteed separate accounts, wherein the Company contractually guarantees either a minimum return or account value to the policyholder. Non-guaranteed separate account assets are segregated from other investments and investment income and gains and losses accrue directly to the policyholder.

DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS ASSOCIATED WITH VARIABLE ANNUITY AND OTHER UNIVERSAL LIFE-TYPE CONTRACTS

Accounting Policy and Assumptions

The Company's policy acquisition costs include commissions and certain other expenses that vary with and are primarily associated with acquiring business. Present value of future profits is an intangible asset recorded upon applying purchase accounting in an acquisition of a life insurance company. Deferred policy acquisition costs and the present value of future profits intangible asset are amortized in the same way. Both are amortized over the estimated life of the contracts acquired, generally 20 years. Within the following discussion, deferred policy acquisition costs and the present value of future profits intangible asset will be referred to as "DAC." At December 31, 2005 and 2004, the carrying value of the Company's DAC asset was $7.1 billion and $6.5 billion, respectively.

The Company amortizes DAC related to traditional policies (term, whole life and group insurance) over the premium-paying period in proportion to the present value of annual expected premium income. The Company amortizes DAC related to investment contracts and universal life-type contracts (including individual variable annuities) using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of estimated gross profits ("EGPs"). The Company uses other measures for amortizing DAC, such as gross costs, as a replacement for EGPs when EGPs are expected to be negative for multiple years of the contract's life. The Company also adjusts the DAC balance, through other comprehensive income, by an amount that represents the amortization of DAC that would have been required as a charge or credit to operations had unrealized gains and losses on investments been realized. Actual gross profits, in a given reporting period, that vary from management's initial estimates result in increases or decreases in the rate of amortization, commonly referred to as a "true-up," which are recorded in the current period. The true-up recorded for the years ended December 31, 2005, 2004 and 2003, was an increase to amortization of $27, $16 and $35, respectively.

Each year, the Company develops future EGPs for the products sold during that year. The EGPs for products sold in a particular year are aggregated into cohorts. Future gross profits are projected for the estimated lives of the contracts, generally 20 years and are, to a large extent, a function of future account value projections for individual variable annuity products and to a lesser extent for variable universal life products. The projection of future account values requires the use of certain assumptions. The assumptions considered to be important in the projection of future account value, and hence the EGPs, include separate account fund performance, which is impacted by separate account fund mix, less fees assessed against the contract holder's account balance, surrender and lapse rates, interest margin, and mortality. The assumptions are developed as part of an annual process and are dependent upon the Company's current best estimates of future events which are likely to be different for each year's cohort. For example, upon completion of a study during the fourth quarter of 2005, the Company, in developing projected account values and the related EGP's for the 2005 cohorts, used a separate account return assumption of 7.6% (after fund fees, but before mortality and expense charges). For prior year cohorts, the Company's separate account return assumption, at the time those cohorts' account values and related EGPs were projected, was 9.0%.

UNLOCK ANALYSIS

EGPs that are used as the basis for determining amortization of DAC are evaluated regularly to determine if actual experience or other evidence suggests that earlier estimates should be revised. Assumptions used to project account values and the related EGPs, are not revised unless the EGPs in the DAC amortization model fall outside of a reasonable range. In the event that the Company was to revise assumptions used for prior year cohorts, thereby changing its estimate of projected account value, and the related EGPs, in the DAC amortization model, the cumulative DAC amortization would be adjusted to reflect such changes, in the period the revision was determined to be necessary, a process known as "unlocking."

To determine the reasonableness of the prior assumptions used and their impact on previously projected account values and the related EGPs, the Company evaluates, on a quarterly basis, its previously projected EGPs. The Company's process to assess the reasonableness of its EGPs, involves the use of internally developed models, which run a large number of stochastically determined scenarios of separate account fund performance. Incorporated in each scenario are the Company's current best estimate assumptions with respect to separate account returns, lapse rates, mortality, and expenses. These scenarios are run to calculate statistically significant ranges of reasonable EGPs. The statistical ranges produced from the stochastic scenarios are compared to the present value of EGPs used in the respective DAC amortization models. If EGPs used in the DAC amortization model fall outside of the statistical ranges of reasonable EGPs, a revision to the assumptions in prior year cohorts used to project account value and the related EGPs, in the DAC amortization model would be necessary. A similar approach is used for variable universal life business.

As of December 31, 2005, the present value of the EGPs used in the DAC amortization models, for variable annuities and variable universal life business, fell within the statistical range of reasonable EGPs. Therefore, the Company did not revise the separate account return assumption, the account value or any other assumptions, in those DAC amortization models, for 2004 and prior cohorts.

Aside from absolute levels and timing of market performance, additional factors that will influence the unlock determination include the degree of volatility in separate account fund performance and shifts in asset allocation within the separate account made by policyholders. The overall return generated by the separate account is dependent on several factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds as well as equity sector weightings. The Company's overall separate account fund performance has been reasonably correlated to the overall performance of the S&P 500 Index (which closed at 1,248 on December 31, 2005), although no assurance can be provided that this correlation will continue in the future.

The overall recoverability of the DAC asset is dependent on the future profitability of the business. The Company tests the aggregate recoverability of the DAC asset by comparing the amounts deferred to the present value of total EGPs. In addition, the Company routinely stress tests its DAC asset for recoverability against severe declines in its separate account assets, which could occur if the equity markets experienced another significant sell-off, as the majority of policyholders' funds in the separate accounts is invested in the equity market.

RESERVE FOR FUTURE POLICY BENEFITS AND UNPAID CLAIMS AND CLAIM ADJUSTMENT
EXPENSES

Liabilities for the Company's group life and disability contracts as well its individual term life insurance policies include amounts for unpaid claims and future policy benefits. Liabilities for unpaid claims include estimates of amounts to fully settle known reported claims as well as claims related to insured events that the Company estimates have been incurred but have not yet been reported. Liabilities for future policy benefits are calculated by the net level premium method using interest, withdrawal and mortality assumptions appropriate at the time the policies were issued. The methods used in determining the liability for unpaid claims and future policy benefits are standard actuarial methods recognized by the American Academy of Actuaries. For the tabular reserves, discount rates are based on the Company's earned investment yield and the morbidity/mortality tables used are standard industry tables modified to reflect the Company's actual experience when appropriate. In particular, for the Company's group disability known claim reserves, the morbidity table for the early durations of claim is based exclusively on the Company's experience, incorporating factors such as sex, elimination period and diagnosis. These reserves are computed such that they are expected to meet the Company's future policy obligations. Future policy benefits are computed at amounts that, with additions from estimated premiums to be received and with interest on such reserves compounded annually at certain assumed rates, are expected to be sufficient to meet the Company's policy obligations at their maturities or in the event of an insured's death. Changes in or deviations from the assumptions used for mortality, morbidity, expected future premiums and interest can significantly affect the Company's reserve levels and related future operations and, as such, provisions for adverse deviation are built into the long-tailed liability assumptions.

Certain contracts classified as universal life-type may also include additional death or other insurance benefit features, such as guaranteed minimum death or income benefits offered with variable annuity contracts or no lapse guarantees offered with universal life insurance contracts. An additional liability is established for these benefits by estimating the expected present value of the benefits in excess of the projected account value in proportion to the present value of total expected assessments. Excess benefits are accrued as a liability as actual assessments are recorded. Determination of the expected value of excess benefits and assessments are based on a range of scenarios and assumptions including those related to market rates of return and volatility, contract surrender rates and mortality experience.

OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE

The Company has classified its fixed and variable annuities, 401(k), certain governmental annuities, private placement life insurance ("PPLI"), variable universal life insurance, universal life insurance and interest sensitive whole life insurance as universal life-type contracts. The liability for universal life-type contracts is equal to the balance that accrues to the benefit of the policyholders as of the financial statement date (commonly referred to as the account value), including credited interest, amounts that have been assessed to compensate the Company for services to be performed over future periods, and any amounts previously assessed against policyholders that are refundable on termination of the contract.

The Company has classified its institutional and governmental products, without life contingencies, including funding agreements, certain structured settlements and guaranteed investment contracts, as investment contracts. The liability for investment contracts is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date, which includes the accumulation of deposits plus credited interest, less withdrawals and amounts assessed through the financial statement date. Policyholder funds include funding agreements held by VIE issuing medium-term notes.

REVENUE RECOGNITION

For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for investment and universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders' account balances and are recognized in the period in which services are provided. The Company's traditional life and group disability products are classified as long duration contracts, and premiums are recognized as revenue when due from policyholders.

DIVIDENDS TO POLICYHOLDERS

Policyholder dividends are accrued using an estimate of the amount to be paid based on underlying contractual obligations under policies and applicable state laws.

Participating life insurance inforce accounted for 3%, 5%, and 6% as of December 31, 2005, 2004 and 2003, respectively, of total life insurance in force. Dividends to policyholders were $37, $29 and $63 for the years ended December 31, 2005, 2004 and 2003, respectively. There were no additional amounts of income allocated to participating policyholders. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to stockholders, the policyholder's share of net income on those contracts that cannot be distributed is excluded from stockholders' equity by a charge to operations and a credit to a liability.

REINSURANCE

Written premiums, earned premiums and incurred insurance losses and loss adjustment expense all reflect the net effects of assumed and ceded reinsurance transactions. Assumed reinsurance refers to our acceptance of certain insurance risks that other insurance companies have underwritten. Ceded reinsurance means other insurance companies have agreed to share certain risks the Company has underwritten. Reinsurance accounting is followed for assumed and ceded transactions when the risk transfer provisions of SFAS No. 113, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts," have been met.

INCOME TAXES

The Company recognizes taxes payable or refundable for the current year and deferred taxes for the future tax consequences of differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

NOTE 3. SEGMENT INFORMATION

The Company has adjusted its reportable operating segments in 2005 from Retail Products Group ("Retail"), Institutional Solutions Group ("Institutional") and Individual Life to Retail, Retirement Plans, Institutional and Individual Life.

Retail offers individual variable and fixed market value adjusted ("MVA") annuities, and other investment products.

Retirement Plans offer retirement plan products and services to corporations and municipalities pursuant to Section 401(k), 403(b) and 457 plans.

Institutional offers institutional liability products, including stable value products, structured settlements and institutional annuities (primarily terminal funding cases), as well as variable private placement life insurance owned by corporations and high net worth individuals (formerly referred to as COLI).

Individual Life sells a variety of life insurance products, including variable universal life, universal life, interest sensitive whole life and term life insurance.

Life includes in an Other category its leveraged PPLI product line of business; corporate items not directly allocated to any of its reportable operating segments; net realized capital gains and losses on fixed maturity sales generated from movements in interest rates, less amortization of those gains or losses back to the reportable segments; net realized capital gains and losses generated from credit related events, less a credit risk fee charged to the reportable segments; net realized capital gains and losses from non-qualifying derivative strategies (including embedded derivatives) and interest rate risk generated from sales of the assumed yen based fixed annuity from Hartford Life's international operations, other than the net periodic coupon settlements on credit derivatives, which are allocated to the reportable segments; intersegment eliminations and GMIB reinsurance assumed from Hartford Life Insurance KK, a related party and subsidiary of Hartford Life, as well as certain group benefit products, including group life and group disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA.

The accounting policies of the reportable operating segments are the same as those described in the summary of significant accounting policies in Note 1. Life evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. The Company charges direct operating expenses to the appropriate segment and allocates the majority of indirect expenses to the segments based on an intercompany expense arrangement. Intersegment revenues primarily occur between Life's Other category and the operating segments. These amounts primarily include interest income on allocated surplus, interest charges on excess separate account surplus, the allocation of net realized capital gains and losses and the allocation of credit risk charges. Each operating segment is allocated corporate surplus as needed to support its business. Portfolio management is a corporate function and net realized capital gains and losses on invested assets are recognized in Life's Other category. Those net realized capital gains and losses that are interest rate related are subsequently allocated back to the operating segments in future periods, with interest, over the average estimated duration of the operating segment's investment portfolios, through an adjustment to each respective operating segment's realized capital gains and losses, with an offsetting adjustment in the Other category. Net realized capital gains and losses from non-qualifying derivative strategies, including embedded derivatives, are retained by Corporate and reported in the Other category. Net realized capital gains and losses generated from credit related events, other than net periodic coupon settlements on credit derivatives, are retained by Corporate. However, in exchange for retaining credit related losses, the Other category charges each operating segment a "credit-risk" fee through realized capital gains and losses. The "credit-risk" fee covers fixed income assets included in each operating segment's general account and guaranteed separate accounts. The "credit-risk" fee is based upon historical default rates in the corporate bond market, the Company's actual default experience and estimates of future losses. The Company's revenues are primarily derived from customers within the United States. The Company's long-lived assets primarily consist of deferred policy acquisition costs and deferred tax assets from within the United States.

The positive (negative) impact on realized gains and losses of the segments for allocated interest related realized gains and losses and the credit-risk fees were as follows:

                                                                                             2005       2004       2003
                                                                                            -----------------------------
Retail
   Realized gains (losses)                                                                   $  34      $ 25      $   1
   Credit risk fees                                                                            (26)      (22)       (14)
Retirement Plans
   Realized gains (losses)                                                                       6         5          5
   Credit risk fees                                                                             (8)       (8)        (7)
Institutional
   Realized gains (losses)                                                                      13         8          6
   Credit risk fees                                                                            (18)      (16)       (13)
Individual Life
   Realized gains (losses)                                                                       8        12         --
   Credit risk fees                                                                             (5)       (5)        (5)
Other
   Realized gains (losses)                                                                     (61)      (50)       (12)
   Credit risk fees                                                                             57        51         39
                                                                                            -----------------------------
                                                                                 TOTAL       $  --      $ --      $  --
                                                                                            -----------------------------

The following tables represent summarized financial information concerning the Company's segments.

                                                                                               FOR THE YEARS ENDED
                                                                                                  DECEMBER 31,
                                                                                         --------------------------------
                                                                                          2005        2004        2003
                                                                                         --------------------------------
TOTAL REVENUES
   Retail                                                                                $ 2,570     $ 2,488     $ 1,657
   Retirement Plans                                                                          457         421         376
   Institutional                                                                           1,400       1,273       1,494
   Individual Life                                                                           991         966         894
   Other                                                                                     486         538         433
                                                                                         --------------------------------
                                                                     TOTAL REVENUES      $ 5,904     $ 5,686     $ 4,854
                                                                                         --------------------------------
NET INVESTMENT INCOME
   Retail                                                                                $   934     $ 1,013     $   431
   Retirement Plans                                                                          311         307         280
   Institutional                                                                             784         647         562
   Individual Life                                                                           272         269         227
   Other                                                                                     268         234         264
                                                                                         --------------------------------
                                                        TOTAL NET INVESTMENT INCOME      $ 2,569     $ 2,470     $ 1,764
                                                                                         --------------------------------
AMORTIZATION OF DAC
   Retail                                                                                $   689     $   596     $   450
   Retirement Plans                                                                           26          28          18
   Institutional                                                                              32          26          27
   Individual Life                                                                           196         175         166
   Other                                                                                       2          --         (15)
                                                                                         --------------------------------
                                                          TOTAL AMORTIZATION OF DAC      $   945     $   825     $   646
                                                                                         --------------------------------
INCOME TAX EXPENSE (BENEFIT)
   Retail                                                                                $    33     $    35     $    27
   Retirement Plans                                                                           19          17          15
   Institutional [1]                                                                          34          24          34
   Individual Life                                                                            69          70          64
   Other [2]                                                                                  52        (117)         28
                                                                                         --------------------------------
                                                           TOTAL INCOME TAX EXPENSE      $   207     $    29     $   168
                                                                                         --------------------------------
NET INCOME
   Retail                                                                                $   520     $   373     $   330
   Retirement Plans                                                                           66          59          39
   Institutional                                                                              82          55          68
   Individual Life                                                                           149         143         134
   Other [2]                                                                                  92         335          55
                                                                                         --------------------------------
                                                                   TOTAL NET INCOME      $   909     $   965     $   626
                                                                                         --------------------------------


[1] 2003 includes $9 of after-tax benefit related to the settlement of litigation.

[2] For the year ended December 31, 2004 the Company includes a $191 tax benefit recorded in its Other category, which relates to an agreement with the IRS on the resolution of matters pertaining to tax years prior to 2004. For further discussion of this tax benefit see Note 12.

                                                                                                      DECEMBER 31,
                                                                                                --------------------------
                                                                                                   2005           2004
                                                                                                --------------------------
ASSETS
   Retail                                                                                       $  119,185     $  114,288
   Retirement Plans                                                                                 20,058         17,142
   Institutional                                                                                    48,561         44,572
   Individual Life                                                                                  12,314         11,361
   Other                                                                                             7,506          8,279
                                                                                                --------------------------
                                                                              TOTAL ASSETS      $  207,624     $  195,642
                                                                                                --------------------------
DAC
   Retail                                                                                       $    4,617     $    4,307
   Retirement Plans                                                                                    406            264
   Institutional                                                                                        81             57
   Individual Life                                                                                   1,976          1,802
   Other                                                                                                21             23
                                                                                                --------------------------
                                                                                 TOTAL DAC      $    7,101     $    6,453
                                                                                                --------------------------
RESERVE FOR FUTURE POLICY BENEFITS
   Retail                                                                                       $      732     $      678
   Retirement Plans                                                                                    366            387
   Institutional                                                                                     4,962          4,512
   Individual Life                                                                                     536            538
   Other                                                                                               810          1,129
                                                                                                --------------------------
                                                  TOTAL RESERVE FOR FUTURE POLICY BENEFITS      $    7,406     $    7,244
                                                                                                --------------------------
OTHER POLICYHOLDER FUNDS
   Retail                                                                                       $   16,299     $   18,320
   Retirement Plans                                                                                  5,194          4,790
   Institutional                                                                                     9,228          7,653
   Individual Life                                                                                   4,482          4,150
   Other                                                                                             3,196          2,580
                                                                                                --------------------------
                                                            TOTAL OTHER POLICYHOLDER FUNDS      $   38,399     $   37,493
                                                                                                --------------------------


NOTE 4. INVESTMENTS AND DERIVATIVE INSTRUMENTS

                                                                                               FOR THE YEARS ENDED
                                                                                                  DECEMBER 31,
                                                                                         --------------------------------
                                                                                          2005        2004        2003
                                                                                         --------------------------------
COMPONENTS OF NET INVESTMENT INCOME
Fixed maturities                                                                         $ 2,275     $ 2,122     $ 1,425
Policy loans                                                                                 142         183         207
Other investments                                                                            189         195         152
Gross investment income                                                                    2,606       2,500       1,784
Less: Investment expenses                                                                     37          30          20
                                                                                         --------------------------------
                                                              NET INVESTMENT INCOME      $ 2,569     $ 2,470     $ 1,764
                                                                                         --------------------------------
COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)
Fixed maturities                                                                         $    57     $   168     $    (6)
Equity securities                                                                              8           7          (7)
Foreign currency transaction remeasurements                                                  157          (6)         --
Derivatives and other [1]                                                                   (147)        (29)         --
                                                                                         --------------------------------
                                                NET REALIZED CAPITAL GAINS (LOSSES)      $    75     $   140     $   (13)
                                                                                         --------------------------------


[1] Primarily consists of changes in fair value on non-qualifying derivatives, changes in fair value of certain derivatives in fair value hedge relationships and hedge ineffectiveness on qualifying derivative instruments.

                                                                                               FOR THE YEARS ENDED
                                                                                                  DECEMBER 31,
                                                                                         --------------------------------
                                                                                          2005        2004        2003
                                                                                         --------------------------------
COMPONENTS OF NET UNREALIZED GAINS (LOSSES) ON AVAILABLE-FOR-SALE SECURITIES
Fixed maturities                                                                         $   986     $ 2,212     $ 1,574
Equity securities                                                                              7           8           7
Net unrealized gains credited to policyholders                                                (9)        (20)        (63)
Net unrealized gains                                                                         984       2,200       1,518
Deferred income taxes and other items                                                        407       1,076         790
Net unrealized gains, net of tax -- end of year                                              577       1,124         728
Net unrealized gains, net of tax -- beginning of year                                      1,124         728         463
                                                                                         --------------------------------
               CHANGE IN UNREALIZED GAINS (LOSSES) ON AVAILABLE-FOR-SALE SECURITIES      $  (547)    $   396     $   265
                                                                                         --------------------------------


COMPONENTS OF FIXED MATURITY INVESTMENTS

                                                                           AS OF DECEMBER 31, 2005
                                                    ----------------------------------------------------------------------
                                                    Amortized           Gross                 Gross
                                                       Cost        Unrealized Gains     Unrealized Losses     Fair Value
                                                    ----------------------------------------------------------------------
BONDS AND NOTES
ABS                                                 $   6,383          $     44              $   (73)          $   6,354
Collateralized mortgage obligations ("CMOs")
   Agency backed                                          657                 3                   (4)                656
   Non-agency backed                                      107                --                   --                 107
CMBS
   Agency backed                                           53                 1                   --                  54
   Non-agency backed                                    8,258               158                  (85)              8,331
Corporate                                              21,179             1,098                 (226)             22,051
Government/Government agencies
   Foreign                                                646                43                   (4)                685
   United States                                          435                23                   (2)                456
   Mortgage-backed securities ("MBS") -- U.S.
     Government/Government agencies                     2,559                 6                  (39)              2,526
   States, municipalities and political
     subdivisions                                         926                47                   (4)                969
   Redeemable preferred stock                               6                --                   --                   6
Short-term investments                                  1,047                --                   --               1,047
                                                    ---------------------------------------------------------------------
                        TOTAL FIXED MATURITIES      $  42,256          $  1,423              $  (437)          $  43,242
                                                    ---------------------------------------------------------------------

                                                                           AS OF DECEMBER 31, 2004
                                                    ----------------------------------------------------------------------
                                                    Amortized           Gross                 Gross
                                                       Cost        Unrealized Gains     Unrealized Losses     Fair Value
                                                    ----------------------------------------------------------------------
BONDS AND NOTES
ABS                                                  $  5,881          $     72              $   (61)          $   5,892
Collateralized mortgage obligations ("CMOs")
   Agency backed                                          834                 9                   (3)                840
   Non-agency backed                                       48                --                   --                  48
CMBS
   Agency backed                                           54                --                   --                  54
   Non-agency backed                                    7,336               329                  (17)              7,648
   Corporate                                           21,200             1,826                  (57)             22,969
Government/Government agencies
   Foreign                                                649                60                   (2)                707
   United States                                          774                19                   (4)                789
   Mortgage-backed securities ("MBS") -- U.S.
     Government/Government agencies                     1,542                18                   (2)              1,558
   States, municipalities and political
     subdivisions                                         675                30                   (5)                700
   Redeemable preferred stock                               1                --                   --                   1
Short-term investments                                  1,485                --                   --               1,485
                                                    ----------------------------------------------------------------------
                        TOTAL FIXED MATURITIES       $ 40,479          $  2,363              $  (151)          $  42,691
                                                    ----------------------------------------------------------------------


The amortized cost and estimated fair value of fixed maturity investments at December 31, 2005 by contractual maturity year are shown below. Estimated maturities may differ from contractual maturities due to call or prepayment provisions. ABS, including MBS and CMOs, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates.

                                                               Amortized Cost     Fair Value
                                                              --------------------------------
MATURITY
One year or less                                                 $   4,113         $   4,106
Over one year through five years                                     13,312           13,558
Over five years through ten years                                    11,423           11,524
Over ten years                                                       13,408           14,054
                                                              -------------------------------
                                                   TOTAL         $  42,256         $  43,242
                                                              -------------------------------


SALES OF FIXED MATURITY AND AVAILABLE-FOR-SALE EQUITY SECURITY INVESTMENTS

                                                                                              FOR THE YEARS ENDED
                                                                                                  DECEMBER 31,
                                                                                        ---------------------------------
                                                                                          2005         2004       2003
                                                                                        ---------------------------------
SALE OF FIXED MATURITIES
Sale proceeds                                                                           $ 15,882     $ 13,022    $ 6,205
Gross gains                                                                                  302          311        196
Gross losses                                                                                (218)        (125)       (71)
SALE OF AVAILABLE-FOR-SALE EQUITY SECURITIES
Sale proceeds                                                                           $     39     $     75    $   107
Gross gains                                                                                    8           12          4
Gross losses                                                                                  --           (5)        (3)
                                                                                        ---------------------------------


CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk.

The Company is not exposed to any concentration of credit risk of a single issuer greater than 10% of the Company's stockholders' equity other than certain U.S. government and government agencies. Other than U.S. government and government agencies, the Company's top three exposures by issuer as of December 31, 2005 were Royal Bank of Scotland Group PLC, AT&T Inc. and JPMorgan Chase & Co.

which comprise 0.5%, 0.4% and 0.4%, respectively, of total invested assets and as of December 31, 2004 were the JPMorgan Chase & Co., Banco Santander Central Hispano, S.A. and General Motors Corporation which comprised 0.8%, 0.4% and 0.4%, respectively, of total invested assets.

The Company's top three exposures by industry sector as of December 31, 2005 were financial services, technology and communications and utilities which comprise 13%, 6% and 5%, respectively, of total invested assets and as of December 31, 2004 were financial services, technology and communications and consumer non-cyclical which comprised approximately 13%, 8% and 5%, respectively, of total invested assets.

The Company's investments in states, municipalities and political subdivisions are geographically dispersed throughout the United States. As of December 31, 2005, the largest concentrations were in California, Oregon and Illinois and comprised approximately 0.5%, 0.4% and 0.2%, respectively, of total invested assets. As of December 31, 2004, the largest concentrations were in California, Oregon and Wisconsin and comprised approximately 0.5%, 0.4% and 0.2%, respectively, of total invested assets.

SECURITY UNREALIZED LOSS AGING

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company's other-than-temporary impairment policy, see the Investments section of Note 2. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, management's intent and ability to hold these securities for a period of time sufficient to allow for any anticipated recovery in market value, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2005 and 2004.

The following table presents amortized cost, fair value and unrealized losses for the Company's fixed maturity and available-for-sale equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2005.

                                                                                 2005
                                              ---------------------------------------------------------------------------
                                                      Less Than 12 Months                     12 Months or More
                                              ---------------------------------------------------------------------------
                                               Amortized      Fair     Unrealized     Amortized     Fair     Unrealized
                                                 Cost        Value       Losses         Cost        Value      Losses
                                              ---------------------------------------------------------------------------
ABS                                            $   1,534    $  1,517      $  (17)      $   494     $   438     $   (56)
CMOs
   Agency backed                                     271         269          (2)          221         219          (2)
   Non-agency backed                                  18          18          --             1           1          --
CMBS
   Agency backed                                       2           2          --             4           4          --
   Non-agency backed                               3,899       3,833         (66)          578         559         (19)
Corporate                                          7,339       7,158        (181)        1,173       1,128         (45)
Government/Government agencies
   Foreign                                           173         170          (3)           36          35          (1)
   United States                                     147         146          (1)           20          19          (1)
MBS -- U.S. Government/Government
   agencies                                        1,689       1,658         (31)          170         162          (8)
States, municipalities and political
   subdivisions                                      194         190          (4)           --          --          --
Short-term investments                                61          61          --            --          --          --
                                               ------------------------------------------------------------------------
                  TOTAL FIXED MATURITIES          15,327      15,022        (305)        2,697       2,565        (132)
-----------------------------------------
Common stock                                           5           5          --             1           1          --
Non-redeemable preferred stock                        38          37          (1)           39          37          (2)
                                               ------------------------------------------------------------------------
                            TOTAL EQUITY              43          42          (1)           40          38          (2)
-----------------------------------------      ------------------------------------------------------------------------
   TOTAL TEMPORARILY IMPAIRED SECURITIES       $  15,370    $ 15,064      $ (306)      $ 2,737     $ 2,603     $  (134)
                                               ------------------------------------------------------------------------

                                                                                                  Total
                                                                                 ----------------------------------------
                                                                                  Amortized       Fair       Unrealized
                                                                                    Cost          Value        Losses
                                                                                 ----------------------------------------
ABS                                                                               $   2,028     $   1,955      $   (73)
CMOs
   Agency backed                                                                        492           488           (4)
   Non-agency backed                                                                     19            19           --
CMBS
   Agency backed                                                                          6             6           --
   Non-agency backed                                                                  4,477         4,392          (85)
Corporate                                                                             8,512         8,286         (226)
Government/Government agencies
   Foreign                                                                              209           205           (4)
   United States                                                                        167           165           (2)
MBS -- U.S. Government/Government agencies                                            1,859         1,820          (39)
States, municipalities and political subdivisions                                       194           190           (4)
Short-term investments                                                                   61            61           --
                                                                                  -------------------------------------
                                                       TOTAL FIXED MATURITIES        18,024        17,587         (437)
Common stock                                                                              6             6           --
Non-redeemable preferred stock                                                           77            74           (3)
                                                                                  -------------------------------------
                                                                 TOTAL EQUITY            83            80           (3)
                                                                                  -------------------------------------
                                        TOTAL TEMPORARILY IMPAIRED SECURITIES     $  18,107     $  17,667      $  (440)
                                                                                  -------------------------------------


As of December 31, 2005, fixed maturities represented approximately 99% of the Company's total unrealized loss amount, which was comprised of approximately 2,700 different securities. The Company held no securities as of December 31, 2005, that were in an unrealized loss position in excess of $12. There were no fixed maturities or equity securities as of December 31, 2005, with a fair value less than 80% of the security's cost or amortized cost for six continuous months other than certain ABS and CMBS. Other-than-temporary impairments for certain ABS and CMBS are recognized if the fair value of the security, as determined by external pricing sources, is less than its cost or amortized cost and there has been a decrease in the present value of the expected cash flows since the last reporting period. Based on management's best estimate of future cash flows, there were no such ABS and CMBS in an unrealized loss position, as of December 31, 2005 that were deemed to be other-than-temporarily impaired.

Securities in an unrealized loss position for less than twelve months were comprised of over 2,200 securities of which 94%, or $288, of the unrealized loss were comprised of securities with fair value to amortized cost ratios at or greater than 90%. The majority of these securities are investment grade fixed maturities depressed due to changes in interest rates from the date of purchase.

The securities depressed for twelve months or more as of December 31, 2005, were comprised of approximately 500 securities, with the majority of the unrealized loss amount relating to ABS, CMBS and corporate fixed maturities within the financial services sector. A description of the events contributing to the security types' unrealized loss position and the factors considered in determining that recording an other-than-temporary impairment was not warranted are outlined below.

ABS -- The ABS in an unrealized loss position for twelve months or more were primarily supported by aircraft lease receivables that had suffered a decrease in value in recent years. The Company's holdings are ABS secured by leases on aircraft. The decline in the fair values of these securities is primarily attributable to the high risk premium associated with the increase in volatility of airline travel demand in recent years, lack of market liquidity in this sector and long term to maturity of these securities. In recent years, aircraft demand and lease rates have improved as a result of an increase in worldwide travel. However, the continuing difficulties experienced by several major U.S. domestic airlines due to high operating costs, including fuel and certain employee benefits costs, continue to weigh heavily on this sector. Based on the Company's projections of future cash flows under distressed scenarios, the Company expects to recover the full contractual principal and interest payments of these investments. However, future price recovery will depend on continued improvement in economic fundamentals, political stability, airline operating performance and collateral value.

CMBS -- The CMBS in an unrealized loss position as of December 31, 2005, were primarily the result of an increase in interest rates from the security's purchase date. Substantially all of these securities are investment grade securities priced at or greater than 90% of amortized cost as of December 31, 2005. Additional changes in fair value of these securities are primarily dependent on future changes in interest rates.

FINANCIAL SERVICES -- Financial services represents approximately $13 of the corporate securities in an unrealized loss position for twelve months or more. Substantially all of these securities are investment grade securities priced at or greater than 90% of amortized cost.

These positions are a mixture of fixed and variable rate securities with extended maturity dates, which have been adversely impacted by changes in interest rates after the purchase date. Additional changes in fair value of these securities are primarily dependent on future changes in interest rates.

The remaining balance of $46 in the twelve months or more unrealized loss category is comprised of approximately 200 securities, substantially all of which were depressed only to a minor extent with fair value to amortized cost ratios at or greater than 90% as of December 31, 2005. The decline in market value for these securities is primarily attributable to changes in interest rates.

The following table presents amortized cost, fair value and unrealized losses for the Company's fixed maturity and available-for-sale equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2004.

                                                                                 2004
                                               --------------------------------------------------------------------------
                                                       Less Than 12 Months                    12 Months or More
                                               --------------------------------------------------------------------------
                                                Amortized     Fair     Unrealized     Amortized     Fair     Unrealized
                                                  Cost        Value      Losses         Cost        Value      Losses
                                               --------------------------------------------------------------------------
ABS                                              $ 1,112     $ 1,102      $ (10)       $   343     $   292      $ (51)
CMOs
   Agency backed                                     494         491         (3)             2           2         --
   Non-agency backed                                  40          40         --             --          --         --
CMBS
   Agency backed                                      19          19         --             --          --         --
   Non-agency backed                               1,563       1,548        (15)            73          71         (2)
Corporate                                          2,685       2,652        (33)           657         633        (24)
Government/Government agencies
   Foreign                                           116         115         (1)            27          26         (1)
   United States                                     445         442         (3)             7           6         (1)
   MBS -- U.S. Government/Government
     agencies                                        398         396         (2)            24          24         --
   States, municipalities and political
     subdivisions                                    163         158         (5)             2           2         --
Short-term investments                                11          11         --             --          --         --
                                                 ---------------------------------------------------------------------
                   TOTAL FIXED MATURITIES          7,046       6,974        (72)         1,135       1,056        (79)
------------------------------------------
Common stock                                          --          --         --              1           1         --
Non-redeemable preferred stock                        19          19         --             39          36         (3)
                                                 ---------------------------------------------------------------------
                             TOTAL EQUITY             19          19         --             40          37         (3)
------------------------------------------       ---------------------------------------------------------------------
    TOTAL TEMPORARILY IMPAIRED SECURITIES        $ 7,065     $ 6,993      $ (72)       $ 1,175     $ 1,093      $ (82)
                                                 ---------------------------------------------------------------------

                                                                                                  Total
                                                                                  ---------------------------------------
                                                                                   Amortized       Fair      Unrealized
                                                                                     Cost         Value        Losses
                                                                                  ---------------------------------------
ABS                                                                                 $ 1,455      $  1,394      $   (61)
CMOs
   Agency backed                                                                        496           493           (3)
   Non-agency backed                                                                     40            40           --
CMBS
   Agency backed                                                                         19            19           --
   Non-agency backed                                                                  1,636         1,619          (17)
Corporate                                                                             3,342         3,285          (57)
Government/Government agencies
   Foreign                                                                              143           141           (2)
   United States                                                                        452           448           (4)
   MBS -- U.S. Government/Government agencies                                           422           420           (2)
   States, municipalities and political subdivisions                                    165           160           (5)
Short-term investments                                                                   11            11           --
                                                                                    -----------------------------------
                                                       TOTAL FIXED MATURITIES         8,181         8,030         (151)
Common stock                                                                              1             1           --
Non-redeemable preferred stock                                                           58            55           (3)
                                                                                    -----------------------------------
                                                                 TOTAL EQUITY            59            56           (3)
                                                                                    -----------------------------------
                                        TOTAL TEMPORARILY IMPAIRED SECURITIES       $ 8,240      $  8,086      $  (154)
                                                                                    -----------------------------------


MORTGAGE LOANS

The carrying value of mortgage loans was $1.4 billion and $794 for the years ended December 31, 2005 and 2004, respectively. The Company's mortgage loans are collateralized by a variety of commercial and agricultural properties. The largest concentrations by property type at December 31, 2005 and 2004 are office buildings (approximately 35% and 33%, respectively), retail stores (approximately 26% and 28%, respectively) and hotels (approximately 15% and 12%, respectively). The properties collateralizing mortgage loans are geographically dispersed throughout the United States, with the largest concentration in California (approximately 20% and 29% at December 31, 2005 and 2004, respectively). At December 31, 2005 and 2004, the Company held no impaired, restructured, delinquent or in-process-of-foreclosure mortgage loans. The Company had no valuation allowance for mortgage loans at December 31, 2005 and 2004.

VARIABLE INTEREST ENTITIES

The Company invests in two synthetic collateralized loan obligation trusts and a recently issued continuously offered ERISA-eligible institutional fund (collectively, "synthetic CLOs") that are managed by Hartford Investment Management Company ("HIMCO"), an affiliate of the Company. These synthetic CLOs invest in senior secured bank loans through total return swaps ("referenced bank loan portfolios"). The outstanding notional value of the referenced bank loan portfolios from the three synthetic CLOs was $800 and $700 as of December 31, 2005 and 2004, respectively.

As of December 31, 2005 and 2004, the synthetic CLOs had issued approximately $145 and $135 of notes and preferred shares ("CLO issuances"), respectively. The proceeds from the CLO issuances are invested in collateral accounts consisting of high credit quality securities and/or bank loans that are pledged to the referenced bank loan portfolios' swap counterparties. Investors in the CLO issuances receive the net proceeds from the referenced bank loan portfolios. Any principal losses incurred by the swap counterparties associated with the referenced bank loan portfolios are borne by the CLO issuances investors through the total return swaps. Approximately $110 and $120 of the CLO issuances were held by third party investors as of December 31, 2005 and 2004, respectively. The third party investors in the synthetic CLOs have recourse only to the synthetic CLOs' assets and not to the general credit of the Company. Accordingly, the Company's financial exposure to these synthetic CLOs is limited to its direct investment in certain notes and preferred shares issued by the synthetic CLOs.

Pursuant to the requirements of FIN 46R, the Company has concluded that the three synthetic CLOs are variable interest entities ("VIEs") and for two of the synthetic CLOs, the Company is the primary beneficiary and must consolidate these synthetic CLOs. Accordingly, the Company has reflected the assets and liabilities of two synthetic CLOs in its consolidated financial statements. As of December 31, 2005, the Company recorded $75 of cash and fixed maturities, total return swaps with a fair value of $2 in other investments and $42 in other liabilities related to the CLO issuances in its consolidated balance sheets. As of December 31, 2004, the Company recorded in the consolidated balance sheets $65 of cash and fixed maturities, total return swaps with a fair value of $3 in other investments and $52 related to the CLO issuances in other liabilities. The Company's investments in the consolidated synthetic CLOs, which is its maximum exposure to loss, was $33 and $14, as of December 31, 2005 and 2004, respectively.

The Company utilized qualitative and quantitative analyses to assess whether it was the primary beneficiary of the VIEs. The qualitative considerations included the Company's co-investment in relation to the total CLO issuance. The quantitative analysis included calculating the variability of the CLO issuance based upon statistical techniques utilizing historical normalized default and recovery rates for the average credit quality of the initial referenced bank loan portfolio.

DERIVATIVE INSTRUMENTS

Derivative instruments are recorded in the consolidated balance sheets at fair value. Asset and liability values are determined by calculating the net position for each derivative counterparty by legal entity and are presented as of December 31, as follows:

                                                            Asset Values      Liability Values
                                                          -------------------------------------
                                                           2005      2004      2005      2004
                                                          -------------------------------------
Other investments                                         $  159    $   42    $   --    $   --
Reinsurance recoverables                                      --        --        17       129
Other policyholder funds and benefits payable                 80       129        --        --
Fixed maturities                                              --         4        --        --
Other liabilities                                             --        --       390       449
                                                          -------------------------------------
                                               TOTAL      $  239    $  175    $  407    $  578
                                                          -------------------------------------


The following table summarizes the derivative instruments used by the Company and the primary hedging strategies to which they relate. Derivatives in the Company's non-guaranteed separate accounts are not included because the associated gains and losses accrue directly to policyholders. The notional value of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. The fair value amounts of derivative assets and liabilities are presented on a net basis as of December 3,2005 and 2004. The total ineffectiveness of all cash-flow, fair-value and net investment hedges and total change in value of other derivative-based strategies which do not qualify for hedge accounting treatment, including net periodic coupon settlements, are presented below on an after-tax basis for the years ended December 31, 2005 and 2004.

                                                                                                            Hedge
                                                                                                       Ineffectiveness
                                                           Notional Amount          Fair Value            After-Tax
                                                         ----------------------------------------------------------------
HEDGING STRATEGY                                           2005       2004        2005      2004       2005       2004
                                                         ----------------------------------------------------------------
CASH-FLOW HEDGES
Interest rate swaps
   Interest rate swaps are primarily used to
   convert interest receipts on floating -rate
   fixed maturity securities to fixed rates. These
   derivatives are predominantly used to better
   match cash receipts from assets with cash
   disbursements required to fund liabilities. The
   Company also enters into forward starting swap
   agreements to hedge the interest rate exposure
   on anticipated fixed-rate asset purchases due
   to changes in the benchmark interest rate,
   London-Interbank Offered Rate ("LIBOR"). These
   derivatives were structured to hedge interest
   rate exposure inherent in the assumptions used
   to price primarily certain long-term disability
   products.
   Interest rate swaps are also used to hedge a
   portion of the Company's floating rate
   guaranteed investment contracts. These
   derivatives convert the floating rate
   guaranteed investment contract payments to a
   fixed rate to better match the cash receipts
   earned from the supporting investment portfolio.      $  4,860    $ 4,944     $  (26)   $    40     $ (10)     $ (10)

                                                                                                             Hedge
                                                                                                        Ineffectiveness
                                                             Notional Amount         Fair Value            After-Tax
                                                           --------------------------------------------------------------
HEDGING STRATEGY                                             2005       2004       2005       2004      2005      2004
                                                           --------------------------------------------------------------
Foreign currency swaps
   Foreign currency swaps are used to convert foreign
   denominated cash flows associated with certain
   foreign denominated fixed maturity investments to
   U.S. dollars. The foreign fixed maturities are
   primarily denominated in euros and are swapped to
   minimize cash flow fluctuations due to changes in
   currency rates.                                         $  1,361    $ 1,311    $  (222)   $ (421)    $  4      $  --
FAIR-VALUE HEDGES
Interest rate swaps
   A portion of the Company's fixed debt is hedged
   against increases in LIBOR, the designated
   benchmark interest rate. In addition, interest
   rate swaps are used to hedge the changes in fair
   value of certain fixed rate liabilities and fixed
   maturity securities due to changes in LIBOR.               1,707        201         (1)       (5)       2         --
Interest rate caps and floors
   Interest rate caps and floors are used to offset
   the changes in fair value related to corresponding
   interest rate caps and floors that exist in
   certain of the Company's variable-rate fixed
   maturity investments and are not required to be
   bifurcated.                                                   --        148         --        (1)      --         --
                                                           -------------------------------------------------------------
 TOTAL CASH-FLOW, FAIR-VALUE AND NET INVESTMENT HEDGES
                                                           $  7,928    $ 6,604    $  (249)   $ (387)    $ (4)     $ (10)
                                                           -------------------------------------------------------------

                                                                                                          Derivative
                                                                                                        Change in Value
                                                             Notional Amount         Fair Value            After-Tax
                                                            -------------------------------------------------------------
HEDGING STRATEGY                                             2005       2004       2005       2004      2005       2004
                                                            -------------------------------------------------------------
OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES
Interest rate caps and swaption contracts
   The Company is exposed to policyholder surrenders
   during a rising interest rate environment. Interest
   rate cap and swaption contracts are used to
   mitigate the Company's loss in a rising interest
   rate environment. The increase in yield from the
   cap and swaption contract in a rising interest rate
   environment may be used to raise credited rates,
   thereby increasing the Company's competitiveness
   and reducing the policyholder's incentive to
   surrender. These derivatives are also used to
   reduce the duration risk in certain investment
   portfolios. These derivative instruments are
   structured to hedge the durations of fixed maturity
   investments to match certain life products in
   accordance with the Company's asset and liability
   management policy.                                       $ 1,116    $ 1,466     $  1      $   2      $ --      $  (5)

                                                                                                          Derivative
                                                                                                        Change in Value
                                                             Notional Amount         Fair Value            After-Tax
                                                            -------------------------------------------------------------
HEDGING STRATEGY                                             2005       2004       2005       2004      2005       2004
                                                            -------------------------------------------------------------
Interest rate swaps and floors
   The Company uses interest rate swaps and floors to
   manage duration risk between assets and
   liabilities. In addition, the Company enters into
   interest rate swaps to terminate existing swaps in
   hedging relationships, thereby offsetting the
   changes in value of the original swap.                   $ 1,371    $ 1,441     $ 12      $   7      $  2      $   3
Foreign currency swaps and forwards
   The Company enters into foreign currency swaps and
   forwards and purchases foreign put options and
   writes foreign call options to hedge the foreign
   currency exposures in certain of its foreign fixed
   maturity investments.                                        490        312       (8)       (74)       20        (23)
Credit default and total return swaps
   The Company enters into swap agreements in which
   the Company assumes credit exposure of an
   individual entity, referenced index or asset pool.
   The Company assumes credit exposure to individual
   entities through credit default swaps. These
   contracts entitle the company to receive a periodic
   fee in exchange for an obligation to compensate the
   derivative counterparty should a credit event occur
   on the part of the referenced security issuer.
   Credit events typically include failure on the part
   of the referenced security issuer to make a fixed
   dollar amount of contractual interest or principal
   payments or bankruptcy. The maximum potential
   future exposure to the Company is the notional
   value of the swap contracts, $324 and $193,
   after-tax, as of December 31, 2005 and 2004,
   respectively.
   The Company also assumes exposure to the change in
   value of indices or asset pools through total
   return swaps and credit spreadlocks. As of December
   31, 2005 and 2004, the maximum potential future
   exposure to the Company from such contracts is $542
   and $458, after-tax, respectively.
   The Company enters into credit default swap
   agreements, in which the Company pays a derivative
   counterparty a periodic fee in exchange for
   compensation from the counterparty should a credit
   event occur on the part of the referenced security
   issuer. The Company entered into these agreements
   as an efficient means to reduce credit exposure to
   specified issuers or sectors. In addition, the
   Company enters into option contracts to receive
   protection should a credit event occur on the part
   of the referenced security issuer.                         2,013      1,418        3          6        10         16

                                                                                                          Derivative
                                                                                                        Change in Value
                                                             Notional Amount          Fair Value           After-Tax
                                                          ---------------------------------------------------------------
HEDGING STRATEGY                                            2005        2004        2005      2004      2005       2004
                                                          ---------------------------------------------------------------
Options
   The Company writes option contracts for a
   premium to monetize the bifurcated option
   embedded in certain of its fixed maturity
   investments. The written option grants the
   holder the ability to call the bond at a
   predetermined strike value. The maximum
   potential future economic exposure is
   represented by the then fair value of the bond
   in excess of the strike value, which is expected
   to be entirely offset by the appreciation in the
   value of the embedded long option.                     $     12    $      95    $   --    $    1    $   (1)    $  (1)
Yen fixed annuity hedging instruments
   The Company enters into currency rate swaps and
   forwards to mitigate the foreign currency
   exchange rate and yen interest rate exposures
   associated with the yen denominated individual
   fixed annuity compound rate contract product.
   For further discussion, see below. Additionally,
   forward settling fixed maturity investments are
   traded to manage duration and foreign currency
   risk associated with this product.                        1,675          611      (179)       10      (143)        4
Product derivatives
   The Company offers certain variable annuity
   products with a GMWB rider. The GMWB is a
   bifurcated embedded derivative that provides the
   policyholder with a GRB if the account value is
   reduced to zero through a combination of market
   declines and withdrawals. The GRB is generally
   equal to premiums less withdrawals. The
   policyholder also has the option, after a
   specified time period, to reset the GRB to the
   then-current account value, if greater. For a
   further discussion, see the Derivative
   Instruments section of Note 2. The notional
   value of the embedded derivative is the GRB
   balance.                                                 31,803       25,433         8       129       (42)       35
GMWB hedging instruments
   The Company enters into interest rate futures,
   S&P 500 and NASDAQ index futures contracts and
   put and call options, as well as interest rate
   and EAFE index swap contracts to economically
   hedge exposure to the volatility associated with
   the portion of the GMWB liabilities which are
   not reinsured. In addition, the Company
   periodically enters into forward starting S&P500
   put options as well as S&P index futures and
   interest rate swap contracts to economically
   hedge the equity volatility risk exposure
   associated with anticipated future sales of the
   GMWB rider.                                               5,086           --       175        --       (13)       --

                                                                                                          Derivative
                                                                                                       Change in Value
                                                         Notional Amount            Fair Value            After-Tax
                                                      -------------------------------------------------------------------
HEDGING STRATEGY                                        2005         2004        2005       2004       2005       2004
                                                      -------------------------------------------------------------------
Reinsurance contracts associated with GMWB
   Reinsurance arrangements are used to offset
   the Company's exposure to the GMWB embedded
   derivative for the lives of the host
   variable annuity contracts. The notional
   amount of the reinsurance contracts is the
   GRB amount.                                        $   8,575    $  25,433    $   (17)   $  (129)    $  19      $ (35)
Reinsurance contracts associated with GMIB
   Reinsurance arrangements are used to offset
   the Company's exposure to the GMIB embedded
   derivative for the lives of the host
   variable annuity contracts. The notional
   amount of the reinsurance contracts is the
   yen denominated policyholder account value
   remeasured at the year-end yen to U.S.
   dollar spot rate.                                     16,782           --         72         --        73         --
Statutory reserve hedging instruments
   The Company purchased one and two year S&P500
   put option contracts to economically hedge
   the statutory reserve impact of equity
   exposure arising primarily from GMDB
   obligations against a decline in the equity
   markets.                                               1,142        1,921         14         32       (20)        (2)
                                                      ------------------------------------------------------------------
       TOTAL OTHER INVESTMENT AND RISK MANAGEMENT
                                       ACTIVITIES        70,065       58,130         81        (16)      (95)        (8)
                                                      ------------------------------------------------------------------
                            TOTAL DERIVATIVES [1]     $  77,993    $  64,734    $  (168)   $  (403)    $ (99)     $ (18)
                                                      ------------------------------------------------------------------


[1] Derivative change in value includes hedge ineffectiveness for cash-flow, fair-value and net investment hedges and total change in value of other investment and risk management activities.

The increase in notional amount since December 31, 2004, is primarily due to the reinsurance of GMIB product and new hedging strategies, which were partially offset by a decrease in the reinsurance arrangement associated with GMWB. The increase in net fair value of derivative instruments since December 31, 2004, was primarily due to an increase in market value of derivatives hedging foreign bonds due to the strengthening of the U.S. dollar in comparison to foreign currencies, an increase in GMWB related derivatives due to the recapture of its indemnity reinsurance arrangement (see below), and the reinsurance of GMIB, which is driven by the favorable returns of the underlying funds supporting the variable annuity product sold in Japan. These market value increases were partially offset by a decline in market value of yen fixed annuity hedging instruments due to the strengthening of the U.S. dollar against the yen.

For the year ended December 31, 2003, the after-tax net gains and losses representing the total ineffectiveness on all fair-value, cash-flow and net investment hedges were less than $1.

During September 2005, the Company and its subsidiary HLAI, recaptured its indemnity reinsurance arrangement, associated with the GMWB variable annuity rider, from HLA. The purchased derivatives that were used to economically hedge the contracts, previously held by HLA, were transferred to the Company and HLAI as part of the recapture. The notional and fair value of the transferred derivative contracts as of September 30, 2005, was $4.6 billion and $170, respectively. The derivative contracts consist of interest rate futures, S&P 500 and NASDAQ index futures contracts and put and call options as well as interest rate swap contracts. The loss on the derivative contracts from the recapture date to September 30, 2005, was $8, after-tax. Net realized capital gains and losses included the change in market value of both the embedded derivative related to the GMWB liability and the related derivative contracts that were purchased as economic hedges. For the year ended December 31, 2005, net loss associated with the GMWB derivatives (embedded derivative reinsurance contracts and hedging instruments) was $36, after-tax. For a further discussion of the recaptured indemnity reinsurance arrangement, see Note 15.

Effective August 31, 2005, HLAI entered into a reinsurance agreement with HLIKK. Through the reinsurance agreement, HLIKK agreed to cede and HLAI agreed to reinsure 100% of the risks associated with the in-force and prospective GMIB riders issued by HLIKK on its variable annuity business. The GMIB reinsurance agreement is accounted for as a derivative in accordance with SFAS No. 133. Accordingly, the GMIB reinsurance agreement is recorded on the balance sheet at fair value with changes in value reported in net realized capital gains and losses. As of December 31, 2005, the notional and fair value of the GMIB reinsurance agreement was $16.8 billion and $72, respectively. The change in value of the GMIB reinsurance agreement for the year ended December 31, 2005, was a gain of $73, after-tax. For a further discussion of the reinsurance agreement, see Note 15.

The yen denominated fixed annuity product ("yen fixed annuities") assumed from HLIKK is recorded in the consolidated balance sheets in other policyholder funds and benefits payable in U.S. dollars based upon the December 31, 2005 yen to U.S. dollar spot rate. During 2004 and the first six months of 2005, the Company managed the yen currency risk associated with the yen fixed annuities with pay fixed U.S. dollar receive fixed yen, zero coupon currency swaps ("fixed currency swaps"). In order to mitigate the U.S. interest rate exposure, the fixed currency swaps, with a notional value of $1.2 billion, were closed or restructured in June 2005. The Company then entered into pay variable U.S. dollar receive fixed yen, zero coupon currency swaps ("currency swaps") associated with the yen fixed annuities. As of December 31, 2005, the notional value and fair value of the currency swaps were $1.7 billion and $(179), respectively.

Although economically an effective hedge, a divergence between the yen denominated fixed annuity product liability and the currency swaps exists primarily due to the difference in the basis of accounting between the liability and the derivative instruments (i.e. historical cost versus fair value). The yen denominated fixed annuity product liabilities are recorded on a historical cost basis and are only adjusted for changes in foreign spot rates and accrued income. The currency swaps are recorded at fair value incorporating changes in value due to changes in foreign exchange rates, Japanese and U.S. interest rates and accrued income. An after-tax net loss of $23 and a net gain of $2 for the years ended December 31, 2005 and 2004, respectively, which includes the changes in value of the currency swaps, fixed currency swaps and the yen fixed annuity contract remeasurement, was recorded in net realized capital gains and losses.

As of December 31, 2005 and 2004, the after-tax deferred net gains on derivative instruments accumulated in AOCI that are expected to be reclassified to earnings during the next twelve months are $(1) and $6, respectively. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains (losses) as an adjustment to interest income over the term of the investment cash flows. The maximum term over which the Company is hedging its exposure to the variability of future cash flows (for all forecasted transactions, excluding interest payments on variable-rate debt) is twenty-four months. For the years ended December 31, 2005, 2004 and 2003, the Company had less than $1 of net reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges due to the forecasted transactions that were no longer probable of occurring.

SECURITIES LENDING AND COLLATERAL ARRANGEMENTS

The Company participates in a securities lending program to generate additional income, whereby certain domestic fixed income securities are loaned for a short period of time from the Company's portfolio to qualifying third parties, via two lending agents. Borrowers of these securities provide collateral of 102% of the market value of the loaned securities. Acceptable collateral may be in the form of cash or U.S. Government securities. The market value of the loaned securities is monitored and additional collateral is obtained if the market value of the collateral falls below 100% of the market value of the loaned securities. Under the terms of the securities lending program, the lending agent indemnifies the Company against borrower defaults. As of December 31, 2005 and 2004, the fair value of the loaned securities was approximately $745 and $1.0 billion, respectively, and was included in fixed maturities in the consolidated balance sheets. The Company retains a portion of the income earned from the cash collateral or receives a fee from the borrower. The Company recorded before-tax income from securities lending transactions, net of lending fees, of $1 for the years ended December 31, 2005 and 2004, which was included in net investment income.

The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. As of December 31, 2005 and 2004, collateral pledged of $257 and $276, respectively, was included in fixed maturities in the consolidated balance sheets.

The classification and carrying amount of the loaned securities associated with the lending program and the collateral pledged at December 31, 2005 and 2004, were as follows:

                                         2005        2004
                                       ---------------------
LOANED SECURITIES AND COLLATERAL
   PLEDGED
ABS                                    $     13    $     24
CMBS                                        146         158
Corporate                                   599         681
MBS                                         125          --
Government/Government Agencies
   Foreign                                   26          16
   United States                             93         404
                                       ---------------------
                            TOTAL      $  1,002    $  1,283
                                       ---------------------


As of December 31, 2005 and 2004, the Company had accepted collateral relating to the securities lending program and collateral arrangements consisting of cash, U.S. Government and U.S. Government agency securities with a fair value of $873 and $1.0 billion, respectively. At December 31, 2005 and 2004, cash collateral of $785 and

$1.0 billion, respectively, was invested and recorded in the consolidated balance sheets in fixed maturities with a corresponding amount recorded in other liabilities. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of the collateral has been sold or repledged at December 31, 2005 and 2004. As of December 31, 2005 and 2004, all collateral accepted was held in separate custodial accounts.

As discussed in the Variable Interest Entities section above, the Company manages and invests in certain synthetic CLOs. Also, for certain of these synthetic CLOs, the Company is the primary beneficiary and must consolidate the CLOs. These CLOs have entered into various collateral arrangements with third party swap counterparties. For further discussion, see the Variable Interest Entities section above.

SECURITIES ON DEPOSIT WITH STATES

The Company is required by law to deposit securities with government agencies in states where it conducts business. As of December 31, 2005 and 2004, the fair value of securities on deposit was approximately $22 and $24, respectively.

NOTE 5. FAIR VALUE OF FINANCIAL INSTRUMENTS

SFAS No. 107 "Disclosure about Fair Value of Financial Instruments," requires disclosure of fair value information of financial instruments.

For certain financial instruments where quoted market prices are not available, other independent valuation techniques and assumptions are used. Because considerable judgment is used, these estimates are not necessarily indicative of amounts that could be realized in a current market exchange. SFAS No. 107 excludes certain financial instruments from disclosure, including insurance contracts other than financial guarantees and investment contracts.

The Company uses the following methods and assumptions in estimating the fair value of each class of financial instrument. Fair value for fixed maturities and marketable equity securities approximates those quotations published by applicable stock exchanges or received from other reliable sources.

For policy loans, carrying amounts approximate fair value.

Fair value of other investments, which primarily consist of partnership investments, is based on external market valuations from partnership management.

For mortgage loans, fair values were estimated using discounted cash flow calculations based on current incremental lending rates for similar type loans.

Derivative instruments are reported at fair value based upon internally established valuations that are consistent with external valuation models, quotations furnished by dealers in such instrument or market quotations. Other policyholder funds and benefits payable fair value information is determined by estimating future cash flows, discounted at the current market rate.

The carrying amount and fair values of the Company's financial instruments as of December 31, 2005 and 2004 were as follows:

                                                                                 2005                      2004
                                                                        --------------------------------------------------
                                                                         Carrying       Fair       Carrying        Fair
                                                                          Amount       Value        Amount        Value
                                                                        --------------------------------------------------
ASSETS
   Fixed maturities                                                      $ 43,242     $ 43,242     $ 42,691      $ 42,691
   Equity securities                                                          311          311          180           180
   Policy loans                                                             1,971        1,971        2,617         2,617
   Mortgage loans on real estate                                            1,355        1,348          794           806
   Other investments                                                          579          579          289           289
LIABILITIES
   Other policyholder funds [1]                                          $ 11,686     $ 11,273     $  9,244      $  9,075
                                                                         -------------------------------------------------


[1] Excludes universal life type insurance contracts, including corporate owned life insurance.

NOTE 6. REINSURANCE

The Company cedes insurance to other insurers in order to limit its maximum losses and to diversify its exposures. Such transfers do not relieve the Company of its primary liability and, as such, failure of reinsurers to honor their obligations could result in losses to the Company. The Company also assumes reinsurance from other insurers and is a member of and participates in several reinsurance pools and associations. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. As of December 31, 2005, the Company had no reinsurance recoverables and related concentrations of credit risk greater than 10% of the Company's stockholder's equity.

In accordance with normal industry practice, the Company is involved in both the cession and assumption of insurance with other insurance and reinsurance companies. As of December 31, 2005, the Company's current policy for the largest amount of life insurance retained on any one life by any one of the life operations was approximately $5.0, which increased from $2.9 million as of December 31, 2004. In addition, the Company reinsures the majority of the minimum death benefit guarantees as well as the guaranteed withdrawal benefits offered in connection with its variable annuity contracts. Substantially all contracts issued between July 7, 2003 through September 2005 with the GMWB are covered by a reinsurance arrangement with a related party. During September 2005, the Company and HLAI recaptured this indemnity reinsurance arrangement from HLA.

Insurance fees, earned premiums and other were comprised of the following:

                                                                                               FOR THE YEARS ENDED
                                                                                                  DECEMBER 31,
                                                                                         --------------------------------
                                                                                          2005        2004        2003
                                                                                         --------------------------------
Gross fee income, earned premiums and other                                              $ 4,019     $ 3,834     $ 3,780
Reinsurance assumed                                                                           39          49          43
Reinsurance ceded                                                                           (798)       (807)       (720)
                                                                                         --------------------------------
                                          NET FEE INCOME, EARNED PREMIUMS AND OTHER      $ 3,260     $ 3,076     $ 3,103
                                                                                         --------------------------------


The Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance arrangements. Yearly renewable term and coinsurance arrangements result in passing a portion of the risk to the reinsurer. Generally, the reinsurer receives a proportionate amount of the premiums less an allowance for commissions and expenses and is liable for a corresponding proportionate amount of all benefit payments. Modified coinsurance is similar to coinsurance except that the cash and investments that support the liabilities for contract benefits are not transferred to the assuming company, and settlements are made on a net basis between the companies.

The Company also purchases reinsurance covering the death benefit guarantees on a portion of its variable annuity business. On March 16, 2003, a final decision and award was issued in the previously disclosed arbitration between subsidiaries of the Company and one of their primary reinsurers relating to policies with death benefits written from 1994 to 1999.

The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. Insurance recoveries on ceded reinsurance contracts, which reduce death and other benefits were $378, $426, and $550 for the years ended December 31, 2005, 2004 and 2003, respectively. The Company also assumes reinsurance from other insurers.

The Company records a receivable for reinsured benefits paid and the portion of insurance liabilities that are reinsured, net of a valuation allowance, if necessary. The amounts recoverable from reinsurers are estimated based on assumptions that are consistent with those used in establishing the reserves related to the underlying reinsured contracts. Management believes the recoverables are appropriately established; however, in the event that future circumstances and information require the Company to change its estimates of needed loss reserves, the amount of reinsurance recoverables may also require adjustments.

The Company maintains certain reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $130, 133 and $78 in 2005, 2004 and 2003, respectively, and accident and health premium of $221, $230, and $305, respectively, to HLA.

NOTE 7. DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

Changes in deferred policy acquisition costs and present value of future profits is as follows:

                                                                                          2005        2004        2003
                                                                                         --------------------------------
BALANCE, JANUARY 1                                                                       $ 6,453     $ 6,088     $ 5,479
Capitalization                                                                             1,226       1,375       1,319
Amortization -- Deferred policy acquisitions costs and present value of future
   profits                                                                                  (945)       (825)       (646)
Adjustments to unrealized gains and losses on securities available-for-sale and
   other                                                                                     367         (80)        (64)
Cumulative effect of accounting changes (SOP03-1)                                             --        (105)         --
                                                                                         --------------------------------
BALANCE, DECEMBER 31                                                                     $ 7,101     $ 6,453     $ 6,088
                                                                                         --------------------------------

Estimated future net amortization expense of present value of future profits for the succeeding five years is as follows.

For the year ended December 31,
------------------------------------------------------------
2006                                                   $ 29
2007                                                   $ 29
2008                                                   $ 26
2009                                                   $ 24
2010                                                   $ 22
------------------------------------------------------------


NOTE 8. GOODWILL AND OTHER INTANGIBLE ASSETS

As of December 31, 2005 and December 31, 2004, the carrying amount of goodwill for the Company's Retail Products segment was $85 and $119 and the Company's Individual Life segment was $101 and $67, respectively. During 2005, the Company reallocated goodwill between segments to align the acquired business with the appropriate reporting segment.

The Company's goodwill impairment test performed in accordance with SFAS No. 142 "Goodwill and Other Intangible Assets", resulted in no write-downs for the years ended December 31, 2005 and 2004. The goodwill impairment analysis included Life's new operating segments.

For a discussion of present value of future profits that continue to be subject to amortization and aggregate amortization expense, see Note 7.

NOTE 9. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

The Hartford records the variable portion of individual variable annuities, 401(k), institutional, governmental, private placement life and variable life insurance products within separate account assets and liabilities, which are reported at fair value. Separate account assets are segregated from other investments. Investment income and gains and losses from those separate account assets, which accrue directly to, and whereby investment risk is borne by the policyholder, are offset by the related liability changes within the same line item in the statement of income. The fees earned for administrative and contract holder maintenance services performed for these separate accounts are included in fee income. During 2005, there were no gains or losses on transfers of assets from the general account to the separate account. The Company had recorded certain market value adjusted ("MVA") fixed annuity products and modified guarantee life insurance (primarily the Company's Compound Rate Contract ("CRC") and associated assets) as separate account assets and liabilities through December 31, 2003. Notwithstanding the market value adjustment feature in this product, all of the investment performance of the separate account assets is not being passed to the contract holder. Therefore, it does not meet the conditions for separate account reporting under SOP 03-1. Separate account assets and liabilities related to CRC of $11.7 billion were reclassified to, and revalued in, the general account upon adoption of SOP 03-1 on January 1, 2004.

Many of the variable annuity contracts issued by the Company offer various guaranteed minimum death, withdrawal and income benefits. Guaranteed minimum death and income benefits are offered in various forms as described in the footnotes to the table below. The Company currently reinsures a significant portion of the death benefit guarantees associated with its in-force block of business. Changes in the gross GMDB liability balance sold with annuity products were as follows:

                                                 GMDB [1]
                                                ------------
LIABILITY BALANCE AS OF JANUARY 1, 2005            $  174
Incurred                                              123
Paid                                                 (139)
                                                   -------
LIABILITY BALANCE AS OF DECEMBER 31, 2005          $  158
                                                   -------


[1] The reinsurance recoverable asset related to the GMDB was $64 as of January
    1, 2005 and $40 as of December 31, 2005.

                                                 GMDB [1]
                                                ------------
LIABILITY BALANCE UPON ADOPTION -- AS OF
   JANUARY 1, 2004                                 $  217
Incurred                                              123
Paid                                                 (166)
                                                   -------
LIABILITY BALANCE AS OF DECEMBER 31, 2004          $  174
                                                   -------


[1] The reinsurance recoverable asset related to the GMDB was $108 upon adoption of SOP 03-1 and $64 as of December 31, 2004.

The net GMDB liability is established by estimating the expected value of net reinsurance costs and death benefits in excess of the projected account balance. The excess death benefits and net reinsurance costs are recognized ratably over the accumulation period based on total expected assessments. The GMDB liabilities are recorded in Future Policy Benefits on the Company's balance sheet. Changes in the GMDB liability are recorded in Benefits, Claims and Claims Adjustment Expenses in the Company's statement of income. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

The determination of the GMDB liabilities and related GMDB reinsurance recoverable is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience. The following assumptions were used to determine the GMDB liabilities as of December 31, 2005 and 2004:

- 1,000 stochastically generated investment performance scenarios for 2005 and 2004 issue years; 250 stochastically generated investment performance scenarios for issue year 2003 and prior.

- Separate account returns representing the Company's long-term assumptions, varied by asset class with a low of 3% for cash, a high of 9.5% and 11% for aggressive equities, and a weighted average of 7.8% and 9% for December 31, 2005 and 2004, respectively.

- Volatilities also varied by asset class with a low of 1% for cash, a high of 15% for aggressive equities, and a weighted average of 12%

- 80% of the 1983 GAM mortality table was used for mortality assumptions

- Lapse rates by calendar year vary from a low of 8% to a high of 14%, with an average of 12%

- Discount rate of 5.6% for 2005 issue year, 7% for issue years 2004 and 2003 and 7.5% for issue year 2002 and prior

The following table provides details concerning GMDB exposure:

BREAKDOWN OF VARIABLE ANNUITY ACCOUNT VALUE BY GMDB TYPE AT DECEMBER 31, 2005

                                                                                       Retained        Weighted Average
                                                       Account       Net Amount       Net Amount         Attained Age
Maximum anniversary value (MAV) [1]                     Value          at Risk          at Risk          of Annuitant
                                                      --------------------------------------------------------------------
MAV only                                              $   57,445       $  5,040         $    507               64
With 5% rollup [2]                                         4,032            497               91               63
With Earnings Protection Benefit Rider (EPB) [3]           5,358            313               57               60
With 5% rollup & EPB                                       1,445            132               24               62
                                                      --------------------------------------------------------------------
Total MAV                                                 68,280          5,982              679
Asset Protection Benefit (APB) [4]                        26,880             25               13               61
Lifetime Income Benefit (LIB) [5]                            251             --               --               59
Reset [6] (5-7 years)                                      7,419            435              435               65
Return of Premium [7] /Other                               9,235             37               35               49
                                                      --------------------------------------------------------------------
                                           TOTAL      $  112,065       $  6,479         $  1,162               62
                                                      --------------------------------------------------------------------


[1] MAV: the death benefit is the greatest of current account value, net premiums paid and the highest account value on any anniversary before age 80 (adjusted for withdrawals).

[2] Rollup: the death benefit is the greatest of the MAV, current account value, net premium paid and premiums (adjusted for withdrawals) accumulated at generally 5% simple interest up to the earlier of age 80 or 100% of adjusted premiums.

[3] EPB: The death benefit is the greatest of the MAV, current account value, or contract value plus a percentage of the contract's growth. The contract's growth is account value less premiums net of withdrawals, subject to a cap of 200% of premiums net of withdrawals.

[4] APB: the death benefit is the greater of current account value or MAV, not to exceed current account value plus 25% times the greater of net premiums and MAV (each adjusted for premiums in the past 12 months).

[5] LIB: The death benefit is the greatest of the current account value, net premiums paid, or a benefit amount that rachets over time, generally based on market performance.

[6] Reset: the death benefit is the greatest of current account value, net premiums paid and the most recent five to seven year anniversary account value before age 80 (adjusted for withdrawals).

[7] Return of premium: the death benefit is the greater of current account value and net premiums paid.

The Company offers certain variable annuity products with a guaranteed minimum withdrawal benefit ("GMWB") rider. The GMWB provides the policyholder with a guaranteed remaining balance ("GRB") if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. However, annual withdrawals that exceed a specific percentage of the premiums paid may reduce the GRB by an amount greater than the withdrawals and may also impact the guaranteed annual withdrawal amount that subsequently applies after the excess annual withdrawals occur. For certain of the withdrawal benefit features, the policyholder also has the option, after a specified time period, to reset the GRB to the then-current account value, if greater. In addition, the Company has recently added a feature, available to new contract holders, that allows the policyholder the option to receive the guaranteed annual withdrawal amount for as long as they are alive. In this new feature, in all cases the contract holder or their beneficiary will receive the GRB and the GRB is reset on an annual basis to the maximum anniversary account value subject to a cap.

Effective August 31, 2005, Hartford Life and Annuity Insurance Company entered into a reinsurance agreement with Hartford Life Insurance K.K., a related party and subsidiary of Hartford Life, Inc. Through the reinsurance agreement, Hartford Life, K.K. agreed to cede and Hartford Life and Annuity Insurance Company agreed to reinsure 100% of the risks associated with the in-force and prospective GMIB riders issued by Hartford Life, K.K. on its variable annuity business. In connection with accepting the GMIB risk for the in-force riders, Hartford Life and Annuity Insurance Company received fees collected since inception by Hartford Life, K.K. related to the in-force riders of $25. Prospectively, Hartford Life and Annuity Insurance Company will receive the rider fee (currently, approximately 26 basis points) collected by Hartford Life, K.K. and payable monthly in arrears. Depending on the underlying contract form, benefits are paid from Hartford Life and Annuity Insurance Company to Hartford Life, K.K. either on the guaranteed annuity commencement date, when the contract holder's account value is less than the present value of minimum guaranteed annuity payments, or alternatively, during the annuitization phase, when the contract holder's account value is reduced to zero or upon death of the contract holder.

The GMWB represents an embedded derivative in the variable annuity contract that is required to be reported separately from the host variable annuity contract. The GMIB reinsurance represents a free standing derivative. Both are carried at fair value and reported in other policyholder funds. The fair value of the GMWB and GMIB reinsurance obligations are calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. Because of the dynamic and complex nature of these cash flows, stochastic techniques under a variety of market return scenarios and other best estimate assumptions are used. Estimating these cash flows involves numerous estimates and subjective judgments including those regarding expected market rates of return, market volatility, correlations of market returns and discount rates. During the fourth quarter of 2005, the Company reflected a newly reliable market input for volatility on Standard and Poor's (S&P) 500 index options in its valuation of the GMWB embedded derivative and related reinsurance as well as the GMIB reinsurance derivative. The impact of reflecting the newly reliable market input for the S&P 500 index volatility resulted in a decrease to the GMWB asset of $83 and had an insignificant impact on the GMIB reinsurance asset. The impact to net income, including other changes in assumptions, after DAC amortization and taxes, was a loss of $18.

As of December 31, 2005 and December 31, 2004, the embedded derivative asset recorded for GMWB, before reinsurance or hedging, was $8 and $129, respectively. During 2005, 2004 and 2003, the increase (decrease) in value of the GMWB, before reinsurance and hedging, reported in realized gains was $(64), $54 and $178, respectively. There were no payments made for the GMWB during 2005, 2004 or 2003.

Prior to September 2005, the risk of loss associated with GMWB was 100% reinsured to both external and related parties. During September 2005, the Company recaptured the reinsurance agreement with the related party. As of December 31, 2005 $26.4 billion, or 69% of account value representing substantially all of the contracts written after July 2003, with the GMWB feature, were unreinsured. In order to minimize the volatility associated with the unreinsured GMWB liabilities, the Company has established an alternative risk management strategy. As part of the recapture, the Company received derivative instruments used to hedge its unreinsured GMWB exposure including interest rate futures, Standard and Poor's ("S&P") 500 and NASDAQ index options and futures contracts and Europe, Australasia and Far East ("EAFE") Index swaps to hedge GMWB exposure to international equity markets. The GRB as of December 31, 2005 and 2004 was $31.8 billion and $25.4 billion, respectively

A contract is 'in the money' if the contract holder's GRB is greater than the account value. For contracts that were 'in the money' the Company's exposure, as of December 31, 2005, was $8. However, the only ways the contract holder can monetize the excess of the GRB over the account value of the contract is upon death or if their account value is reduced to zero through a combination of a series of withdrawals that do not exceed a specific percentage of the premiums paid per year and market declines. If the account value is reduced to zero, the contract holder will receive a period certain annuity equal to the remaining GRB. As the amount of the excess of the GRB over the account value can fluctuate with equity market returns on a daily basis the ultimate amount to be paid by the Company, if any, is uncertain and could be significantly more or less than $8.

Account balances of contracts with guarantees were invested in variable separate accounts as follows:

                                                 AS OF
                                              DECEMBER 31,
Asset type                                        2005
                                            -----------------
Equity securities (including mutual
   funds)                                     $    94,419
Cash and cash equivalents                           8,609
                                            -----------------
                                 TOTAL        $   103,028
                                            -----------------


As of December 31, 2005, approximately 16% of the equity securities above were invested in fixed income securities through these funds and approximately 84% were invested in equity securities.

The Individual Life segment sells universal life-type contracts with and without certain secondary guarantees, such as a guarantee that the policy will not lapse, even if the account value is reduced to zero, as long as the policyholder makes sufficient premium payments to meet the requirements of the guarantee. The cumulative effect on net income upon recording additional liabilities for universal life-type contracts and the related secondary guarantees, in accordance with SOP 03-1, was not material. As of December 31, 2005, the liability for secondary guarantees as well as the amounts incurred and paid during the year was immaterial.

NOTE 10. SALES INDUCEMENTS

The Company currently offers enhanced crediting rates or bonus payments to contract holders on certain of its individual and group annuity products. Through

December 31, 2003, the expense associated with offering certain of these bonuses was deferred and amortized over the contingent deferred sales charge period. Others were expensed as incurred. Effective January 1, 2004, upon the Company's adoption of SOP 03-1, the expense associated with offering a bonus is deferred and amortized over the life of the related contract in a pattern consistent with the amortization of deferred policy acquisition costs. Also, effective January 1, 2004, amortization expense associated with expenses previously deferred is recorded over the remaining life of the contract rather than over the contingent deferred sales charge period.

Changes in deferred sales inducement activity were as follows for the years ended December 31,:

                                             2005     2004
                                             ---------------
Balance, beginning of period                 $ 309   $  198
Sales inducements deferred                      85      141
Amortization charged to income                 (39)     (30)
                                             ---------------
BALANCE, END OF PERIOD                       $ 355   $  309
                                             ---------------


NOTE 11. COMMITMENTS AND CONTINGENCIES

LITIGATION

The Hartford is involved in various legal actions arising in the ordinary course of business, some of which assert claims for substantial amounts. These actions include, among others, putative state and federal class actions seeking certification of a state or national class. Such putative class actions have alleged, for example, improper sales practices in connection with the sale of life insurance and other investment products; and improper fee arrangements in connection with mutual funds. The Hartford also is involved in individual actions in which punitive damages are sought, such as claims alleging bad faith in the handling of insurance claims. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the consolidated financial condition of the Company. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated results of operations or cash flows in particular quarterly or annual periods.

BROKER COMPENSATION LITIGATION -- On October 14, 2004, the New York Attorney General's Office filed a civil complaint (the "NYAG Complaint") against Marsh Inc. and Marsh & McLennan Companies, Inc. (collectively, "Marsh") alleging, among other things, that certain insurance companies, including The Hartford, participated with Marsh in arrangements to submit inflated bids for business insurance and paid contingent commissions to ensure that Marsh would direct business to them. The Hartford was not joined as a defendant in the action, which has since settled. Since the filing of the NYAG Complaint, several private actions have been filed against The Hartford asserting claims arising from the allegations of the NYAG Complaint.

Two securities class actions, now consolidated, have been filed in the United States District Court for the District of Connecticut alleging claims against The Hartford and certain of its executive officers under Section 10(b) of the Securities Exchange Act and SEC Rule 10b-5. The consolidated amended complaint alleges on behalf of a putative class of shareholders that The Hartford and the four named individual defendants, as control persons of The Hartford, failed to disclose to the investing public that The Hartford's business and growth was predicated on the unlawful activity alleged in the NYAG Complaint. The class period alleged is August 6, 2003 through October 13, 2004, the day before the NYAG Complaint was filed. The complaint seeks damages and attorneys' fees. Defendants filed a motion to dismiss in June 2005, and the Court heard oral argument on December 22, 2005. The Hartford and the individual defendants dispute the allegations and intend to defend these actions vigorously.

Two corporate derivative actions, now consolidated, also have been filed in the same court. The consolidated amended complaint, brought by a shareholder on behalf of The Hartford against its directors and an executive officer, alleges that the defendants knew adverse non-public information about the activities alleged in the NYAG Complaint and concealed and misappropriated that information to make profitable stock trades, thereby breaching their fiduciary duties, abusing their control, committing gross mismanagement, wasting corporate assets, and unjustly enriching themselves. The complaint seeks damages, injunctive relief, disgorgement, and attorneys' fees. Defendants filed a motion to dismiss in May 2005, and the plaintiffs thereafter agreed to stay further proceedings pending resolution of the motion to dismiss the securities class action. All defendants dispute the allegations and intend to defend these actions vigorously.

Three consolidated putative class actions filed in the same court on behalf of participants in The Hartford's 401(k) plan, alleging that The Hartford and other plan fiduciaries breached their fiduciary duties to plan participants by, among other things, failing to inform them of the risk associated with investment in The Hartford's stock as a result of the activity alleged in the NYAG Complaint, have been voluntarily dismissed by the plaintiffs without payment.

The Hartford is also a defendant in a multidistrict litigation in federal district court in New Jersey. There are two consolidated amended complaints filed in the multidistrict litigation, one related to alleged conduct in connection with the sale of property-casualty insurance and the other related to alleged conduct in connection with the sale of group benefits products. The Hartford and various of its subsidiaries are named in both complaints. The actions assert, on behalf of a class of persons who purchased insurance through the broker defendants, claims under the Sherman Act, the Racketeer Influenced and Corrupt Organizations Act ("RICO"), state law, and in the case of the group benefits complaint, claims under ERISA arising from conduct similar to that alleged in the NYAG Complaint. The class period alleged is 1994 through the date of class certification, which has not yet occurred. The complaints seek treble damages, injunctive and declaratory relief, and attorneys' fees. The Hartford also has been named in two similar actions filed in state courts, which the defendants have removed to federal court. Those actions currently are transferred to the court presiding over the multidistrict litigation. In addition, The Hartford was joined as a defendant in an action by the California Commissioner of Insurance alleging similar conduct by various insurers in connection with the sale of group benefits products. The Commissioner's action asserts claims under California insurance law and seeks injunctive relief only. The Hartford disputes the allegations in all of these actions and intends to defend the actions vigorously.

Additional complaints may be filed against The Hartford in various courts alleging claims under federal or state law arising from the conduct alleged in the NYAG Complaint. The Hartford's ultimate liability, if any, in the pending and possible future suits is highly uncertain and subject to contingencies that are not yet known, such as how many suits will be filed, in which courts they will be lodged, what claims they will assert, what the outcome of investigations by the New York Attorney General's Office and other regulatory agencies will be, the success of defenses that The Hartford may assert, and the amount of recoverable damages if liability is established. In the opinion of management, it is possible that an adverse outcome in one or more of these suits could have a material adverse effect on the Company's consolidated results of operations or cash flows in particular quarterly or annual periods.

REGULATORY DEVELOPMENTS

In June 2004, The Hartford received a subpoena from the New York Attorney General's Office in connection with its inquiry into compensation arrangements between brokers and carriers. In mid-September 2004 and subsequently, The Hartford has received additional subpoenas from the New York Attorney General's Office, which relate more specifically to possible anti-competitive activity among brokers and insurers. Since the beginning of October 2004, The Hartford has received subpoenas or other information requests from Attorneys General and regulatory agencies in more than a dozen jurisdictions regarding broker compensation and possible anti-competitive activity. The Hartford may receive additional subpoenas and other information requests from Attorneys General or other regulatory agencies regarding similar issues. In addition, The Hartford has received a request for information from the New York Attorney General's Office concerning The Hartford's compensation arrangements in connection with the administration of workers compensation plans. The Hartford intends to continue cooperating fully with these investigations, and is conducting an internal review, with the assistance of outside counsel, regarding broker compensation issues in its Group Benefits operations.

On October 14, 2004, the New York Attorney General's Office filed a civil complaint against Marsh & McLennan Companies, Inc., and Marsh, Inc. (collectively, "Marsh"). The complaint alleges, among other things, that certain insurance companies, including The Hartford, participated with Marsh in arrangements to submit inflated bids for business insurance and paid contingent commissions to ensure that Marsh would direct business to them. The Hartford was not joined as a defendant in the action, which has since settled. Although no regulatory action has been initiated against The Hartford in connection with the allegations described in the civil complaint, it is possible that the New York Attorney General's Office or one or more other regulatory agencies may pursue action against The Hartford or one or more of its employees in the future. The potential timing of any such action is difficult to predict. If such an action is brought, it could have a material adverse effect on The Hartford.

On October 29, 2004, the New York Attorney General's Office informed The Hartford that the Attorney General is conducting an investigation with respect to the timing of the previously disclosed sale by Thomas Marra, a director and executive officer of The Hartford, of 217,074 shares of The Hartford's common stock on September 21, 2004. The sale occurred shortly after the issuance of two additional subpoenas dated September 17, 2004 by the New York Attorney General's Office. The Hartford has engaged outside counsel to review the circumstances related to the transaction and is fully cooperating with the New York Attorney General's Office. On the basis of the review, The Hartford has determined that Mr. Marra complied with The Hartford's applicable internal trading procedures and has found no indication that Mr. Marra was aware of the additional subpoenas at the time of the sale.

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual funds companies. These regulatory inquiries have focused on a number of mutual fund issues, including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual-fund related issues. The Hartford has received requests for information and subpoenas from the SEC, subpoenas from the New York Attorney General's Office, a subpoena from the Connecticut Attorney General's Office, requests for information from the Connecticut Securities and Investments Division of the Department of Banking, and requests for information from the New York Department of Insurance, in each case requesting documentation and other information regarding various mutual fund regulatory issues. The Hartford continues to cooperate fully with these regulators in these matters.

The SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing. The Hartford continues to cooperate fully with the SEC and the New York Attorney General's Office in these matters. The Hartford's mutual funds are available for purchase by the separate accounts of different variable universal life insurance policies, variable annuity products, and funding agreements, and they are offered directly to certain qualified retirement plans. Although existing products contain transfer restrictions between subaccounts, some products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as a result of the settlement of litigation against The Hartford with respect to certain owners of older variable annuity contracts, The Hartford's ability to restrict transfers by these owners has, until recently, been limited. The Hartford has executed an agreement with the parties to the previously settled litigation which, together with separate agreements between these contract owners and their broker, has resulted in the exchange or surrender of substantially all of the variable annuity contracts that were the subject of the previously settled litigation. Pursuant to an agreement in principle reached in February 2005 with the Board of Directors of the mutual funds, The Hartford has indemnified the affected mutual funds for material harm deemed to have been caused to the funds by frequent trading by these owners for the period from January 2, 2004 through December 31, 2005. The Hartford does not expect to incur additional costs pursuant to this agreement in principle in light of the exchange or surrender of these variable annuity contracts.

The SEC's Division of Enforcement also is investigating aspects of The Hartford's variable annuity and mutual fund operations related to directed brokerage and revenue sharing. The Hartford discontinued the use of directed brokerage in recognition of mutual fund sales in late 2003. The Hartford continues to cooperate fully with the SEC in these matters.

The Hartford has received subpoenas from the New York Attorney General's Office and the Connecticut Attorney General's Office requesting information relating to The Hartford's group annuity products, including single premium group annuities used in maturity or terminal funding programs. These subpoenas seek information about how various group annuity products are sold, how The Hartford selects mutual funds offered as investment options in certain group annuity products, and how brokers selling The Hartford's group annuity products are compensated. The Hartford continues to cooperate fully with these regulators in these matters.

To date, none of the SEC's and New York Attorney General's market timing investigation, the SEC's directed brokerage investigation, or the New York Attorney General's and Connecticut Attorney General's single premium group annuity investigation has resulted in the initiation of any formal action against The Hartford by these regulators. However, The Hartford believes that the SEC, the New York Attorney General's Office, and the Connecticut Attorney General's Office are likely to take some action against The Hartford at the conclusion of the respective investigations. The Hartford is engaged in active discussions with the SEC, the New York Attorney General's Office and the Connecticut Attorney General's Office. The potential timing of any resolution of any of these matters or the initiation of any formal action by any of these regulators is difficult to predict. Hartford Life recorded a charge of $66, after-tax, to establish a reserve for the market timing and directed brokerage matters in the first quarter of 2005. Based on recent developments, Hartford Life recorded an additional charge of $36, after-tax, in the fourth quarter of 2005, of which $14, after tax, was attributed to the Company to increase the reserve for the market timing, directed brokerage and single premium group annuity matters. This reserve is an estimate; in view of the uncertainties regarding the outcome of these regulatory investigations, as well as the tax-deductibility of payments, it is possible that the ultimate cost to Hartford Life of these matters could exceed the reserve by an amount that would have a material adverse effect on Hartford Life's consolidated results of operations or cash flows in a particular quarterly or annual period. It is reasonably possible that the Company may ultimately be liable for all or a portion of the ultimate cost to Hartford Life in excess of the $14 already attributed to the Company. However, the ultimate liability of the Company is not reasonably estimable at this time.

On May 24, 2005, The Hartford received a subpoena from the Connecticut Attorney General's Office seeking information about The Hartford's participation in finite reinsurance transactions in which there was no substantial transfer of risk between the parties. The Hartford is cooperating fully with the Connecticut Attorney General's Office in this matter.

On June 23, 2005, The Hartford received a subpoena from the New York Attorney General's Office requesting information relating to purchases of The Hartford's variable annuity products, or exchanges of other products for The Hartford's variable annuity products, by New York residents who were 65 or older at the time of the purchase or exchange. On August 25, 2005, The Hartford received an additional subpoena from the New York Attorney General's Office requesting information relating to purchases of or exchanges into The Hartford's variable annuity products by New York residents during the past five years where the purchase or exchange was funded using funds from a tax-qualified plan or where the variable annuity purchased or exchanged for was a sub-account of a tax-qualified plan or was subsequently put into a tax-qualified plan. The Hartford is cooperating fully with the New York Attorney General's Office in these matters.

On July 14, 2005, The Hartford received an additional subpoena from the Connecticut Attorney General's Office concerning The Hartford's structured settlement business. This subpoena requests information about The Hartford's sale of annuity products for structured settlements, and about the ways in which brokers are compensated in connection with the sale of these products. The Hartford is cooperating fully with the New York Attorney General's Office and the Connecticut Attorney General's Office in these matters.

The Hartford has received a request for information from the New York Attorney General's Office about issues relating to the reporting of workers' compensation premium. The Hartford is cooperating fully with the New York Attorney General's Office in this matter.

LEASES

The rent paid to Hartford Fire for operating leases entered into by the Company was $35, $36, and $31 for the years ended December 31, 2005, 2004 and 2003, respectively. Included in Hartford Fire's operating leases are the principal executive offices of Hartford Life Insurance Company, together with its parent, which are located in Simsbury, Connecticut. Rental expense is recognized on a level basis for the facility located in Simsbury, Connecticut, which expires on December 31, 2009, and amounted to approximately $27, $15 and $12 for the years ended December 31, 2005, 2004 and 2003, respectively.

Future minimum rental commitments on all operating leases are as follows:

2006                                                 $   33
2007                                                     31
2008                                                     26
2009                                                     23
2010                                                     21
Thereafter                                                8
------------------------------------------------------------
TOTAL                                                $  142
------------------------------------------------------------


TAX MATTERS

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). The IRS began its audit of the 2002-2003 tax years in 2005 and is in the examination phase. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from future tax examinations and other tax-related matters for all open tax years. During 2004, the IRS completed its examination of the 1998-2001 tax years, and the IRS and the Company agreed upon all adjustments. As a result, during 2004 the Company booked a $191 tax benefit to reflect the impact of the audit settlement on tax years covered by the examination as well as all other tax years prior to 2004. The benefit related primarily to the separate account DRD and interest.

The separate account DRD is estimated for the current year using information from the most recent year-end, adjusted for projected equity market performance. The estimated DRD is generally updated in the third quarter for the provision-to-filed-return adjustments, and in the fourth quarter based on known actual mutual fund distributions and fee income from The Hartford's variable insurance products. The actual current year DRD can vary from the estimates based on, but not limited to, changes in eligible dividends received by the mutual funds, amounts of distributions from these mutual funds, appropriate levels of taxable income as well as the utilization of capital loss carry forwards at the mutual fund level.

UNFUNDED COMMITMENTS

At December 31, 2005, the Company has outstanding commitments totaling $477, of which $243 is committed to fund limited partnership investments. These capital commitments can be called by the partnership during the commitment period (on average two to five years) to fund the purchase of new investments and partnership expenses. Once the commitment period expires, the Company is under no obligation to fund the remaining unfunded commitment but may elect to do so. The remaining $234 of outstanding commitments are primarily related to various funding obligations associated with investments in mortgage and construction loans. These have a commitment period of one month to three years.

GUARANTY FUND AND OTHER INSURANCE-RELATED ASSESSMENTS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by the Company's insurance subsidiaries pursuant to these laws may be used as credits for a portion of the Company's insurance subsidiaries' premium taxes. There were $3.3, $2.9 and $0 in guaranty fund assessment payments (net of refunds) in 2005, 2004 and 2003, respectively.

The Hartford accounts for guaranty fund and other insurance assessments in accordance with Statement of Position No. 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments." Liabilities for guaranty fund and other insurance-related assessments are accrued when an assessment is probable, when it can be reasonably estimated, and when the event obligating the Company to pay an imposed or probable assessment has occurred. Liabilities for guaranty funds and other insurance-related assessments are not discounted and are included as part of other liabilities in the Consolidated Balance Sheets. As of December 31, 2005 and 2004, the liability balance was $15 and $22, respectively. As of December 31, 2005 and 2004, included in other assets was $13 and $11, respectively, of related assets for premium tax offsets.

NOTE 12. INCOME TAX

The Company is included in The Hartford's consolidated Federal income tax return. The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, generally will be determined as though the Company were filing a separate Federal income tax return with current credit for net losses to the extent the losses provide a benefit in the consolidated return.

Income tax expense (benefit) is as follows:

                                    FOR THE YEARS ENDED
                                       DECEMBER 31,
                                ----------------------------
                                 2005      2004       2003
                                ----------------------------
Current                         $   71     $ (34)    $   13
Deferred                           136        63        155
                                ----------------------------
        INCOME TAX EXPENSE      $  207     $  29     $  168
                                ----------------------------

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

                                   FOR THE YEARS ENDED
                                      DECEMBER 31,
                               ----------------------------
                                2005      2004       2003
                               ----------------------------
Tax provision at the
   U.S. federal
   statutory rate              $  391    $  354     $  278
Dividends received
   deduction                     (184)     (132)      (108)
IRS audit settlement               --      (191)        --
Foreign related
   investments                     (2)       (2)        (4)
Other                               2        --          2
                               ----------------------------
                    TOTAL      $  207    $   29     $  168
                               ----------------------------


Deferred tax assets (liabilities) include the following as of December 31:

                                       2005         2004
                                     ----------------------
DEFERRED TAX ASSETS
Tax basis deferred policy
   acquisition costs and
   reserves                          $    581     $    607
NOL carryover                              13           --
Minimum tax credit                        191          126
Foreign tax credit carryovers              31            6
Other                                      30           36
                                     ----------------------
      TOTAL DEFERRED TAX ASSETS           846          775
DEFERRED TAX LIABILITIES
Financial statement deferred
   policy acquisition costs
   and reserves                          (977)        (677)
Net unrealized gains on
   securities                            (291)        (669)
Employee benefits                         (15)         (16)
Investment related items and
   other                                  (79)         (51)
                                     ----------------------
 TOTAL DEFERRED TAX LIABILITIES        (1,362)      (1,413)
                                     ----------------------
             TOTAL DEFERRED TAX
              ASSET/(LIABILITY)      $   (516)    $   (638)
                                     ----------------------


The Company had a current tax receivable of $199 and $121 as of December 31, 2005 and 2004, respectively.

In management's judgment, the gross deferred tax asset will more likely than not be realized through reductions of future taxes. Accordingly, no valuation allowance has been recorded.

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and would be taxable only under conditions which management considered to be remote; therefore, no federal income taxes have been provided on the balance sheet in this account, which for tax return purposes was $88 as of December 31, 2005. The American Jobs Creation Act of 2004, which was enacted in October 2004, allows distributions to be made from the Policyholders' Surplus Account free of tax in 2005 and 2006. The Company anticipates, based on currently available information, that it will distribute the entire balance in the account, thereby permanently eliminating the potential tax of $31.

NOTE 13. STATUTORY RESULTS

                                  FOR THE YEARS ENDED
                                      DECEMBER 31,
                             -------------------------------
                              2005       2004        2003
                             -------------------------------
Statutory net income         $   185    $   536     $   801
                             -------------------------------
Statutory capital and
   surplus                   $ 3,034    $ 3,191     $ 3,115
                             -------------------------------


A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The payment of dividends by Connecticut-domiciled insurers is limited under the insurance holding company laws of Connecticut. Under these laws, the insurance subsidiaries may only make their dividend payments out of unassigned surplus. These laws require notice to and approval by the state insurance commissioner for the declaration or payment of any dividend, which, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (i) 10% of the insurer's policyholder surplus as of December 31 of the preceding year or (ii) net income (or net gain from operations, if such company is a life insurance company) for the twelve-month period ending on the thirty-first day of December last preceding, in each case determined under statutory insurance accounting policies. In addition, if any dividend of a Connecticut-domiciled insurer exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. The insurance holding company laws of the other jurisdictions in which The Hartford's insurance subsidiaries are incorporated (or deemed commercially domiciled) generally contain similar (although in certain instances somewhat more restrictive) limitations on the payment of dividends. As of December 31, 2005, the maximum amount of statutory dividends which may be paid by the insurance subsidiaries of the Company in 2006, without prior approval, is $303.

The domestic insurance subsidiaries of the Company prepare their statutory financial statements in accordance with accounting practices prescribed by the applicable insurance department. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules.

NOTE 14. PENSION PLANS, POSTRETIREMENT, HEALTH CARE AND LIFE INSURANCE BENEFIT AND SAVINGS PLANS

PENSION PLANS

The Company's employees are included in The Hartford's non-contributory defined benefit pension and postretirement health care and life insurance benefit plans. Defined benefit pension expense, postretirement health care and life insurance benefits expense allocated by The Hartford to the Company, was $21, $20 and $19 in 2005, 2004 and 2003, respectively.

INVESTMENT AND SAVINGS PLAN

Substantially all the Company's U.S. employees are eligible to participate in The Hartford's Investment and Savings Plan. The cost to the Company for this plan was approximately $8, $8 and $6 for the years ended December 31, 2005, 2004 and 2003, respectively.

NOTE 15. STOCK COMPENSATION PLANS

On May 18, 2005 at the The Hartford's Annual Meeting of Shareholders, the shareholders of The Hartford approved The Hartford 2005 Incentive Stock Plan (the "2005 Stock Plan"), which superseded and replaced The Hartford Incentive Stock Plan and The Hartford Restricted Stock Plan for Non-employee Directors. The terms of the 2005 Stock Plan are substantially similar to the terms of these superseded plans.

The 2005 Stock Plan provides for awards to be granted in the form of non-qualified or incentive stock options qualifying under Section 422A of the Internal Revenue Code, stock appreciation rights, performance shares, restricted stock, or restricted stock units, or any combination of the foregoing. The aggregate number of shares of stock, which may be awarded, is subject to a maximum limit of 7,000,000 shares applicable to all awards for the ten-year duration of the 2005 Stock Plan. To the extent that any awards under The Hartford Incentive Stock Plan and The Hartford Restricted Stock Plan for Non-employee Directors are forfeited, terminated, expire unexercised or are settled for cash in lieu of stock, the shares subject to such awards (or the relevant portion thereof) shall be available for awards under the 2005 Stock Plan and shall be added to the total number of shares available under the 2005 Stock Plan.

Under the 2005 Stock Plan, all options granted have an exercise price equal to the market price of the The Hartford's common stock on the date of grant, and an option's maximum term is ten years and two days. Certain options become exercisable over a three year period commencing one year from the date of grant, while certain other options become exercisable upon the attainment of specified market price appreciation of the The Hartford's common shares. For any year, no individual employee may receive an award of options for more than 1,000,000 shares. As of December 31, 2005, The Hartford had not issued any incentive stock options under any plans.

Performance awards of common stock granted under the 2005 Stock Plan become payable upon the attainment of specific performance goals achieved over a period of not less than one nor more than five years, and the restricted stock granted is subject to a restriction period. On a cumulative basis, no more than 20% of the aggregate number of shares which may be awarded under the 2005 Stock Plan are available for performance shares, restricted stock awards, or restricted stock unit awards. Also, the maximum award of performance shares, restricted stock awards, or restricted stock unit awards for any individual employee in any year is 200,000 shares or units. In 2005, the The Hartford granted 704,738 shares of common stock with a weighted average price of $71.62 related to performance shares, restricted stock awards, and restricted stock unit awards. In 2004 and 2003, the The Hartford granted shares of common stock of 315,452 and 333,712 with weighted average prices of $64.93 and $38.13, respectively, related to performance share and restricted stock awards.

In 1996, the The Hartford established The Hartford Employee Stock Purchase Plan ("ESPP"). Under this plan, eligible employees of The Hartford may purchase common stock of the Company at a 15% discount from the lower of the closing market price at the beginning or end of the quarterly offering period. The Hartford may sell up to 5,400,000 shares of stock to eligible employees under the ESPP. In 2005, 2004 and 2003, 328,276, 345,262 and 443,467 shares were sold, respectively. The per share weighted average fair value of the discount under the ESPP was $10.77, $9.31, and $11.96 in 2005, 2004 and 2003,
respectively. Additionally, during 1997, The Hartford established employee stock purchase plans for certain employees of The Hartford's international subsidiaries. Under these plans, participants may purchase common stock of The Hartford at a fixed price at the end of a three-year period. The activity under these programs is not material.

NOTE 16. TRANSACTIONS WITH AFFILIATES

Transactions of the Company with Hartford Fire, Hartford Holdings and its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

In connection with a comprehensive evaluation of various capital maintenance and allocation strategies by The

Hartford, an intercompany asset sale transaction was completed in April 2003. The transaction resulted in certain of The Hartford's Property & Casualty subsidiaries selling ownership interests in certain high quality fixed maturity securities to the Company for cash equal to the fair value of the securities as of the effective date of the sale. For the Property and Casualty subsidiaries, the transaction monetized the embedded gain in certain securities on a tax deferred basis to The Hartford because no capital gains tax will be paid until the securities are sold to unaffiliated third parties. The transfer re-deployed to the Company desirable investments without incurring substantial transaction costs that would have been payable in a comparable open market transaction. The fair value of securities transferred was $1.7 billion.

Effective July 7, 2003, the Company and its subsidiary, Hartford Life and Annuity Insurance Company ("HLAI") entered into an indemnity reinsurance arrangement with Hartford Life and Accident Company ("HLA"). Through this arrangement, both the Company and HLAI automatically ceded 100% of the GMWB's incurred on variable annuity contracts issued between July 7, 2003 through September 2005 that were otherwise not reinsured. The Company and HLAI, in total, ceded approximately $120 of premiums to HLA during this period. During September 2005, the Company and HLAI recaptured this indemnity reinsurance arrangement from HLA. The Company and HLAI, combined, paid cash of $63, received hedging assets with a fair value of $182 and extinguishment of a reinsurance recoverable liability of $36, resulting in a capital contribution of $155.

During the third quarter of 2004, Hartford Life introduced fixed MVA annuity products to provide a diversified product portfolio to customers in Japan. The yen based MVA product is written by HLIKK, a wholly owned Japanese subsidiary of Hartford Life and subsequently reinsured to the Company. As of December 31, 2005, $1,463 of the account value had been assumed by the Company.

The Company has issued a guarantee to retirees and vested terminated employees (Retirees) of The Hartford Retirement Plan for U.S. Employees (the Plan) who retired or terminated prior to January 1, 2004. The Plan is sponsored by The Hartford. The guarantee is an irrevocable commitment to pay all accrued benefits which the Retiree or the Retiree's designated beneficiary is entitled to receive under the Plan in the event the Plan assets are insufficient to fund those benefits and The Hartford is unable to provide sufficient assets to fund those benefits. The Company believes that the likelihood that payments will be required under this guarantee is remote.

Effective August 31, 2005, HLAI entered into a reinsurance agreement with HLIKK., a related party and subsidiary of Hartford Life, Inc. Through the reinsurance agreement, HLIKK agreed to cede and Hartford Life and Annuity Insurance Company agreed to reinsure 100% of the risks associated with the in-force and prospective GMIB riders issued by HLIKK on its variable annuity business. In connection with accepting the GMIB risk for the in-force riders, Hartford Life and Annuity Insurance Company received fees collected since inception by HLIKK. related to the in-force riders of $25. Prospectively, Hartford Life and Annuity Insurance Company will receive the rider fee (currently, approximately 26 basis points) collected by HLIKK. and payable monthly in arrears. Depending on the underlying contract form, benefits are paid from Hartford Life and Annuity Insurance Company to HLIKK. either on the guaranteed annuity commencement date, when the contract holder's account value is less than the present value of minimum guaranteed annuity payments, or alternatively, during the annuitization phase, when the contract holder's account value is reduced to zero or upon death of the contract holder.

While the form of the agreement between HLAI and HLIKK. is reinsurance, in substance and for accounting purposes the agreement is a free standing derivative. As such, the agreement is recorded at fair value on the Company's balance sheet, with prospective changes in fair value recorded in earnings. The methodology for calculating the value of the reinsurance derivative is consistent with the methodology used by the Company in valuing the guaranteed minimum withdrawal benefit rider sold with U.S. variable annuities. The calculation uses risk neutral Japanese capital market assumptions and includes estimates for dynamic policyholder behavior. The resulting reinsurance derivative value in Japanese Yen is converted to U.S. dollars at the spot rate. Should actual policyholder behavior or capital markets experience emerge differently from these estimates, the resulting impact on the value of the reinsurance derivative could be material to earnings.

As of August 31, 2005, the effective date of the agreement, the reinsurance derivative liability recorded by the Company was $15. As described above, in connection with accepting the reinsurance derivative, the Company received $25 in cash. The difference between the fair value of the reinsurance derivative and the cash received was recorded as an in substance capital contribution of $10 from a related party. Subsequent cohorts, as ceded, representing new business written with the GMIB rider, will be recorded in a manner similar to the in-force block. The initial fair value of the derivative associated with new business will be recorded as an in substance capital contribution or distribution between these related parties. As of December 31, 2005, the fair value of the reinsurance derivative was an asset of $72. During the year ended, December 31, 2005, the Company recorded a net capital contribution of $2 and a pre-tax realized gain of $113, representing the change in fair value of the reinsurance derivative.

NOTE 17. QUARTERLY RESULTS FOR 2005 AND 2004 (UNAUDITED)

                                                                          Three Months Ended
                                             -----------------------------------------------------------------------------
                                                 March 31,           June 30,         September 30,       December 31,
                                             -----------------------------------------------------------------------------
                                              2005      2004      2005     2004      2005      2004      2005      2004
                                             -----------------------------------------------------------------------------
Revenues                                     $ 1,440   $ 1,399   $1,400   $ 1,346   $ 1,521   $ 1,456   $ 1,543   $ 1,485
Benefits, claims and expenses                  1,118     1,116    1,172     1,091     1,210     1,202     1,275     1,243
Net income [1]                                   241       181      180       180       247       395       248       209
                                             -----------------------------------------------------------------------------


[1] Included in the quarter ended September 30, 2004 is a $191 tax benefit which relates to agreement with IRS on the resolution of matters pertaining to tax years prior to 2004.